UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811- 07584
Rydex Series Funds
(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)
Richard M. Goldman, President
Rydex Series Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-301-296-5100
Date of fiscal year end: March 31
Date of reporting period: September 30, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
S E P T E M B E R 3 0 , 2 0 1 1 R Y D E X S E R I E S F U N D S S E M I — A N N U A L R E P O R T TA R G E T B E TA F U N D S DOMESTIC EQUITY FUNDS NOVA FUND RUSSELL 2000 ® FUND S&P 500 FUND INVERSE RUSSELL 2000 ®STRATEGY FUND INVERSE S&P 500 STRATEGY FUND S&P 500 PURE GROWTH FUND NASDAQ-100 ® FUND S&P 500 PURE VALUE FUND INVERSE NASDAQ-100 ® STRATEGY FUND S&P MIDCAP 400 PURE GROWTH FUND MID-CAP 1.5x STRATEGY FUND S&P MIDCAP 400 PURE VALUE FUND INVERSE MID-CAP STRATEGY FUND S&P SMALLCAP 600 PURE GROWTH FUND RUSSELL 2000 ® 1.5x STRATEGY FUND S&P SMALLCAP 600 PURE VALUE FUND INTERNATIONAL EQUITY FUNDS EUROPE 1.25x STRATEGY FUND JAPAN 2x STRATEGY FUND SPECIALTY FUNDS STRENGTHENING DOLLAR 2x STRATEGY FUND WEAKENING DOLLAR 2x STRATEGY FUND REAL ESTATE FUND FIXED INCOME FUNDS GOVERNMENT LONG BOND 1.2x STRATEGY FUND INVERSE GOVERNMENT LONG BOND STRATEGY FUND HIGH YIELD STRATEGY FUND INVERSE HIGH YIELD STRATEGY FUND MONEY MARKET FUND U.S. GOVERNMENT MONEY MARKET FUND

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This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, LLC.

LETTER TO OUR SHAREHOLDERS	2
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
NOVA FUND	10
S&P 500 FUND	21
INVERSE S&P 500 STRATEGY FUND	32
NASDAQ-100® FUND	38
INVERSE NASDAQ-100® STRATEGY FUND	45
MID-CAP1.5x STRATEGY FUND	51
INVERSE MID-CAP STRATEGY FUND	61
RUSSELL 2000® 1.5x STRATEGY FUND	67
RUSSELL 2000® FUND	92
INVERSE RUSSELL 2000® STRATEGY FUND	117
S&P 500 PURE GROWTH FUND	123
S&P 500 PURE VALUE FUND	130
S&P MIDCAP 400 PURE GROWTH FUND	137
S&P MIDCAP 400 PURE VALUE FUND	144
S&P SMALLCAP 600 PURE GROWTH FUND	151
S&P SMALLCAP 600 PURE VALUE FUND	158
EUROPE 1.25x STRATEGY FUND	165
JAPAN 2x STRATEGY FUND	172
STRENGTHENING DOLLAR 2x STRATEGY FUND	178
WEAKENING DOLLAR 2x STRATEGY FUND	184
REAL ESTATE FUND	190
GOVERNMENT LONG BOND 1.2x STRATEGY FUND	197
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	203
HIGH YIELD STRATEGY FUND	209
INVERSE HIGH YIELD STRATEGY FUND	215
U.S. GOVERNMENT MONEY MARKET FUND	221
NOTES TO FINANCIAL STATEMENTS	229
OTHER INFORMATION	242
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	246
RYDEX|SGI PRIVACY POLICIES	250
the RYDEX | SGI series funds semi-annual report | 1

LETTER TO OUR SHAREHOLDERS
DEAR SHAREHOLDER:
The economic recovery remained fragile in 2011, as global markets were beset by natural disasters, Mid East uprisings and sovereign debt woes. After rising to their recent high around the end of April, U.S. stock markets began a slide that, by the end of September, was approaching bear-market territory. Investors became nervous as the U.S. Federal Reserve ended its second quantitative easing program in June and Congress wrangled over debt ceilings and budget deficits, which led to the U.S. losing its AAA debt rating in August. Many measures of hiring, housing, GDP and consumer confidence have worsened in the past six months, and analysts began forecasting an economy that, if not sliding backward, would move ahead only slowly.
As with many countries, the central bank of the U.S. was a major factor in the markets for most of the past year, conducting a debt-purchase program designed to boost lending and expand the economy—the second such effort since the financial crisis of 2008. Late in the third quarter, the Fed chairman said the “recovery is close to faltering,” and there was a risk of another recession unless the government took steps to increase growth. The Fed said it would keep short-term interest rates near zero for another two years and hold down borrowing costs through “operation twist,” shifting $400 billion in holdings from short-term to long-term Treasuries.
The biggest threat to markets in late September appeared to be recession. Supporting evidence in the U.S. included weak housing demand despite record-low mortgage rates, consumer confidence that has ebbed for five months amid politicization of raising the debt ceiling, job creation insufficient to keep up with population growth, as well as other indicators ranging from soft wages, slumping equity markets and falling prices for commodities like oil and copper. Analysts arguing that a recession is unlikely cite inflation expectations that have fallen to their lowest levels of 2011, good retail sales, sound corporate balance sheets and manufacturing gauges that are improving, albeit slightly. In addition, while economists surveyed by Bloomberg have been lowering GDP growth estimates for the year, positive growth is still expected.
Recession currently seems more a threat to Europe than America, as high unemployment and austerity measures weigh on weaker members of the eurozone, with a knock-on effect for the continent’s growth engines of Germany and France, particularly in manufacturing, which has been the key player in the global recovery. Many economists are hoping for an orderly default of Greece that may prevent financial problems from spreading to other weak countries or to banks, and stabilize the euro. Countries using the euro were in the process of approving a bailout fund expansion at the end of the third quarter, and bolstering European banks against the possibility of sovereign default. Even though they were not at the eye of the sovereign debt storm, many emerging market economies also began weakening over the summer, fearing global recession and financial contagion. Investors are especially concerned about the stability of China’s banking system and whether inflation will ebb along with slowing growth.
All the economic uncertainty and market volatility took their toll on the equity markets. For the six months, key equity indices have fallen significantly. While some strategists believed the market drop over the third quarter of 2011 brought stock prices to reasonable levels, others were concerned that third-quarter earnings could still come in lower than expected, kicking away a key support of valuations.
While the market forces play out, many investors have been driven to the sidelines or to safe havens. Gold reached a high of near $1900 an ounce in August, before falling 11% in September, leading some to question whether its recent run is nearing an end. Investors also abandoned riskier currencies toward the end of the third quarter, and piled into the dollar, helping it regain ground lost over the past 12 months. Further upward moves in the dollar are expected as the world economy continues to sputter.
2 | the RYDEX | SGI series funds semi-annual report

LETTER TO OUR SHAREHOLDERS (concluded)
Sluggish economic data, concern over the collapse of Europe’s financial system and the Fed’s policy efforts also drove investors into U.S. government debt over the course of 2011, driving up the price of debt maturing in 10 years or more, leading to historic low yields. Recession, however, is not a consensus view. The Fed remains accommodative and the Treasury yield curve is steep. A potential rebound in GDP to 2% in the third quarter, lower fuel prices and a stronger automotive sector may be enough to keep the U.S. recovery on course, even if slow, and counterbalance difficulties in Europe and Asia.
Thank you for investing in our funds.
Sincerely,
Michael Byrum
President & Chief Investment Officer
The opinions and forecasts expressed are those of Michael Byrum as of 10/31/2011, and may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888
Rydex|SGI funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors® and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.
the RYDEX | SGI series funds semi-annual report | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)
Many of the Rydex|SGI Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.
Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.
An Example of Compounding
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value (“NAV”) per share increases from $10.00 to $10.90 for a gain of 9.0%—in line with its benchmark.
On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment

Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%
As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.
Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.
In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.
As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.
4 | the RYDEX | SGI series funds semi-annual report

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)
All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2011 and ending September 30, 2011.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b), Rydex prototype money purchase plan and profit sharing plan accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
the RYDEX | SGI series funds semi-annual report | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2011	September 30, 2011	Period[2]

Table 1. Based on actual Fund return[3]
Nova Fund
Investor Class	1.28%	(21.76%)	$1,000.00	$782.40	$5.72
Advisor Class	1.78%	(21.94%)	1,000.00	780.60	7.95
A-Class	1.53%	(21.87%)	1,000.00	781.30	6.83
C-Class	2.28%	(22.17%)	1,000.00	778.30	10.16
S&P 500 Fund
A-Class	1.53%	(14.50%)	1,000.00	855.00	7.11
C-Class	2.28%	(14.88%)	1,000.00	851.20	10.58
H-Class	1.53%	(14.48%)	1,000.00	855.20	7.12
Inverse S&P 500 Strategy Fund
Investor Class	1.42%	11.54%	1,000.00	1,115.40	7.53
Advisor Class	1.92%	11.23%	1,000.00	1,112.30	10.17
A-Class	1.67%	11.41%	1,000.00	1,114.10	8.85
C-Class	2.42%	11.01%	1,000.00	1,110.10	12.80
NASDAQ-100® Fund
Investor Class	1.29%	(8.60%)	1,000.00	914.00	6.19
Advisor Class	1.79%	(8.83%)	1,000.00	911.70	8.58
A-Class	1.54%	(8.75%)	1,000.00	912.50	7.38
C-Class	2.29%	(9.11%)	1,000.00	908.90	10.96
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.46%	4.78%	1,000.00	1,047.80	7.49
Advisor Class	1.95%	4.64%	1,000.00	1,046.40	10.00
A-Class	1.71%	4.63%	1,000.00	1,046.30	8.77
C-Class	2.46%	4.22%	1,000.00	1,042.20	12.59
Mid-Cap 1.5x Strategy Fund
A-Class	1.68%	(31.18%)	1,000.00	688.20	7.11
C-Class	2.43%	(31.44%)	1,000.00	685.60	10.27
H-Class	1.68%	(31.17%)	1,000.00	688.30	7.11
Inverse Mid-Cap Strategy Fund
A-Class	1.67%	18.94%	1,000.00	1,189.40	9.17
C-Class	2.42%	18.45%	1,000.00	1,184.50	13.25
H-Class	1.67%	18.91%	1,000.00	1,189.10	9.16
Russell 2000® 1.5x Strategy Fund
A-Class	1.71%	(34.89%)	1,000.00	651.10	7.08
C-Class	2.47%	(35.12%)	1,000.00	648.80	10.21
H-Class	1.71%	(34.88%)	1,000.00	651.20	7.08
Russell 2000® Fund
A-Class	1.58%	(23.72%)	1,000.00	762.80	6.98
C-Class	2.32%	(24.07%)	1,000.00	759.30	10.23
H-Class	1.57%	(23.74%)	1,000.00	762.60	6.94
Inverse Russell 2000® Strategy Fund
A-Class	1.75%	21.45%	1,000.00	1,214.50	9.71
C-Class	2.51%	21.00%	1,000.00	1,210.00	13.91
H-Class	1.77%	21.37%	1,000.00	1,213.70	9.82
S&P 500 Pure Growth Fund
A-Class	1.53%	(15.20%)	1,000.00	848.00	7.09
C-Class	2.27%	(15.53%)	1,000.00	844.70	10.50
H-Class	1.53%	(15.18%)	1,000.00	848.20	7.09
S&P 500 Pure Value Fund
A-Class	1.53%	(19.16%)	1,000.00	808.40	6.94
C-Class	2.28%	(19.44%)	1,000.00	805.60	10.32
H-Class	1.53%	(19.15%)	1,000.00	808.50	6.94
S&P MidCap 400 Pure Growth Fund
A-Class	1.52%	(15.65%)	1,000.00	843.50	7.02
C-Class	2.27%	(15.96%)	1,000.00	840.40	10.47
H-Class	1.52%	(15.65%)	1,000.00	843.50	7.02
6 | the RYDEX | SGI series funds semi-annual report

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2011	September 30, 2011	Period[2]

S&P MidCap 400 Pure Value Fund
A-Class	1.52%	(24.63%)	$1,000.00	$753.70	$6.68
C-Class	2.28%	(24.92%)	1,000.00	750.80	10.01
H-Class	1.53%	(24.63%)	1,000.00	753.70	6.73
S&P SmallCap 600 Pure Growth Fund
A-Class	1.52%	(16.97%)	1,000.00	830.30	6.97
C-Class	2.27%	(17.31%)	1,000.00	826.90	10.40
H-Class	1.53%	(17.02%)	1,000.00	829.80	7.02
S&P SmallCap 600 Pure Value Fund
A-Class	1.53%	(26.00%)	1,000.00	740.00	6.67
C-Class	2.28%	(26.31%)	1,000.00	736.90	9.93
H-Class	1.53%	(26.06%)	1,000.00	739.40	6.67
Europe 1.25x Strategy Fund
A-Class	1.69%	(25.82%)	1,000.00	741.80	7.38
C-Class	2.44%	(26.21%)	1,000.00	737.90	10.63
H-Class	1.69%	(25.82%)	1,000.00	741.80	7.38
Japan 2x Strategy Fund
A-Class	1.52%	(13.78%)	1,000.00	862.20	7.10
C-Class	2.27%	(14.11%)	1,000.00	858.90	10.58
H-Class	1.52%	(13.75%)	1,000.00	862.50	7.10
Strengthening Dollar 2x Strategy Fund
A-Class	1.70%	4.46%	1,000.00	1,044.60	8.71
C-Class	2.45%	3.90%	1,000.00	1,039.00	12.52
H-Class	1.70%	4.40%	1,000.00	1,044.00	8.71
Weakening Dollar 2x Strategy Fund
A-Class	1.70%	(7.62%)	1,000.00	923.80	8.20
C-Class	2.45%	(8.01%)	1,000.00	919.90	11.79
H-Class	1.70%	(7.63%)	1,000.00	923.70	8.20
Real Estate Fund
A-Class	1.62%	(15.97%)	1,000.00	840.30	7.47
C-Class	2.37%	(16.31%)	1,000.00	836.90	10.91
H-Class	1.62%	(15.98%)	1,000.00	840.20	7.47
Government Long Bond 1.2x Strategy Fund
Investor Class	0.97%	44.35%	1,000.00	1,443.50	5.94
Advisor Class	1.47%	44.00%	1,000.00	1,440.00	8.99
A-Class	1.22%	44.19%	1,000.00	1,441.90	7.47
C-Class	1.97%	43.68%	1,000.00	1,436.80	12.03
Inverse Government Long Bond Strategy Fund
Investor Class	4.40%	(28.98%)	1,000.00	710.20	18.86
Advisor Class	4.91%	(29.13%)	1,000.00	708.70	21.03
A-Class	4.65%	(29.06%)	1,000.00	709.40	19.93
C-Class	5.39%	(29.36%)	1,000.00	706.40	23.06
High Yield Strategy Fund
A-Class	1.52%	(5.46%)	1,000.00	945.40	7.41
C-Class	2.27%	(5.85%)	1,000.00	941.50	11.05
H-Class	1.52%	(5.47%)	1,000.00	945.30	7.41
Inverse High Yield Strategy Fund
A-Class	1.51%	2.35%	1,000.00	1,023.50	7.66
C-Class	2.27%	1.90%	1,000.00	1,019.00	11.49
H-Class	1.52%	2.31%	1,000.00	1,023.10	7.71
U.S. Government Money Market Fund
Investor Class	0.10%	0.00%	1,000.00	1,000.00	0.50
Investor2 Class	0.10%	0.00%	1,000.00	1,000.00	0.50
Advisor Class	0.09%	0.00%	1,000.00	1,000.00	0.45
A-Class	0.10%	0.00%	1,000.00	1,000.00	0.50
C-Class	0.10%	0.00%	1,000.00	1,000.00	0.50
the RYDEX | SGI series funds semi-annual report | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2011	September 30, 2011	Period[2]

Table 2. Based on hypothetical 5% return (before expenses)
Nova Fund
Investor Class	1.28%	5.00%	$1,000.00	$1,018.65	$6.48
Advisor Class	1.78%	5.00%	1,000.00	1,016.14	9.00
A-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
C-Class	2.28%	5.00%	1,000.00	1,013.64	11.51
S&P 500 Fund
A-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
C-Class	2.28%	5.00%	1,000.00	1,013.64	11.51
H-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
Inverse S&P 500 Strategy Fund
Investor Class	1.42%	5.00%	1,000.00	1,017.95	7.18
Advisor Class	1.92%	5.00%	1,000.00	1,015.44	9.70
A-Class	1.67%	5.00%	1,000.00	1,016.70	8.44
C-Class	2.42%	5.00%	1,000.00	1,012.94	12.21
NASDAQ-100® Fund
Investor Class	1.29%	5.00%	1,000.00	1,018.60	6.53
Advisor Class	1.79%	5.00%	1,000.00	1,016.09	9.05
A-Class	1.54%	5.00%	1,000.00	1,017.35	7.79
C-Class	2.29%	5.00%	1,000.00	1,013.59	11.56
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.46%	5.00%	1,000.00	1,017.75	7.38
Advisor Class	1.95%	5.00%	1,000.00	1,015.29	9.85
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
Mid-Cap 1.5x Strategy Fund
A-Class	1.68%	5.00%	1,000.00	1,016.65	8.49
C-Class	2.43%	5.00%	1,000.00	1,012.89	12.26
H-Class	1.68%	5.00%	1,000.00	1,016.65	8.49
Inverse Mid-Cap Strategy Fund
A-Class	1.67%	5.00%	1,000.00	1,016.70	8.44
C-Class	2.42%	5.00%	1,000.00	1,012.94	12.21
H-Class	1.67%	5.00%	1,000.00	1,016.70	8.44
Russell 2000® 1.5x Strategy Fund
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.47%	5.00%	1,000.00	1,012.68	12.46
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
Russell 2000® Fund
A-Class	1.58%	5.00%	1,000.00	1,017.15	7.99
C-Class	2.32%	5.00%	1,000.00	1,013.44	11.71
H-Class	1.57%	5.00%	1,000.00	1,017.20	7.94
Inverse Russell 2000® Strategy Fund
A-Class	1.75%	5.00%	1,000.00	1,016.29	8.85
C-Class	2.51%	5.00%	1,000.00	1,012.48	12.66
H-Class	1.77%	5.00%	1,000.00	1,016.19	8.95
S&P 500 Pure Growth Fund
A-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
S&P 500 Pure Value Fund
A-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
C-Class	2.28%	5.00%	1,000.00	1,013.64	11.51
H-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
S&P MidCap 400 Pure Growth Fund
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
8 | the RYDEX | SGI series funds semi-annual report

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2011	September 30, 2011	Period[2]

S&P MidCap 400 Pure Value Fund
A-Class	1.52%	5.00%	$1,000.00	$1,017.45	$7.69
C-Class	2.28%	5.00%	1,000.00	1,013.64	11.51
H-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
S&P SmallCap 600 Pure Growth Fund
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
S&P SmallCap 600 Pure Value Fund
A-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
C-Class	2.28%	5.00%	1,000.00	1,013.64	11.51
H-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
Europe 1.25x Strategy Fund
A-Class	1.69%	5.00%	1,000.00	1,016.60	8.54
C-Class	2.44%	5.00%	1,000.00	1,012.84	12.31
H-Class	1.69%	5.00%	1,000.00	1,016.60	8.54
Japan 2x Strategy Fund
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
Strengthening Dollar 2x Strategy Fund
A-Class	1.70%	5.00%	1,000.00	1,016.55	8.59
C-Class	2.45%	5.00%	1,000.00	1,012.78	12.36
H-Class	1.70%	5.00%	1,000.00	1,016.55	8.59
Weakening Dollar 2x Strategy Fund
A-Class	1.70%	5.00%	1,000.00	1,016.55	8.59
C-Class	2.45%	5.00%	1,000.00	1,012.78	12.36
H-Class	1.70%	5.00%	1,000.00	1,016.55	8.59
Real Estate Fund
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
H-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
Government Long Bond 1.2x Strategy Fund
Investor Class	0.97%	5.00%	1,000.00	1,020.21	4.91
Advisor Class	1.47%	5.00%	1,000.00	1,017.70	7.44
A-Class	1.22%	5.00%	1,000.00	1,018.95	6.17
C-Class	1.97%	5.00%	1,000.00	1,015.19	9.95
Inverse Government Long Bond Strategy Fund
Investor Class	4.40%	5.00%	1,000.00	1,003.01	22.09
Advisor Class	4.91%	5.00%	1,000.00	1,000.45	24.62
A-Class	4.65%	5.00%	1,000.00	1,001.75	23.33
C-Class	5.39%	5.00%	1,000.00	998.04	27.00
High Yield Strategy Fund
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
Inverse High Yield Strategy Fund
A-Class	1.51%	5.00%	1,000.00	1,017.50	7.64
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
U.S. Government Money Market Fund
Investor Class	0.10%	5.00%	1,000.00	1,024.57	0.51
Investor2 Class	0.10%	5.00%	1,000.00	1,024.57	0.51
Advisor Class	0.09%	5.00%	1,000.00	1,024.62	0.46
A-Class	0.10%	5.00%	1,000.00	1,024.57	0.51
C-Class	0.10%	5.00%	1,000.00	1,024.57	0.51

1	This ratio represents annualized Net Expenses, which include interest expense related to securities sold short. Excluding short interest expense, the operating expense ratio of the Inverse Government Long Bond Strategy Fund would be 3.00%, 3.01%, 3.00%, and 2.99% lower for the Investor Class, Advisor Class, A-Class and C-Class, respectively.

2	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

3	Actual cumulative return at net asset value for the period March 31, 2011 to September 30, 2011.
the RYDEX | SGI series funds semi-annual report | 9

FUND PROFILE (Unaudited)	September 30, 2011
NOVA FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	July 12, 1993
Advisor Class	October 15, 1998
A-Class	March 31, 2004
C-Class	March 14, 2001

Ten Largest Holdings
(% of Total Net Assets)

Apple, Inc.	2.9%
Exxon Mobil Corp.	2.9%
International Business Machines Corp.	1.7%
Microsoft Corp.	1.5%
Chevron Corp.	1.5%
Johnson & Johnson	1.4%
Procter & Gamble Co.	1.4%
AT&T, Inc.	1.4%
General Electric Co.	1.3%
Coca-Cola Co.	1.3%

Top Ten Total	17.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
10 | the RYDEX | SGI series funds semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

NOVA FUND

	Shares	Value

COMMON STOCKS† - 84.2%

INFORMATION TECHNOLOGY - 16.3%
Apple, Inc.*	2,873	$1,095,130
International Business Machines Corp.	3,705	648,486
Microsoft Corp.	23,095	574,835
Google, Inc. — Class A	777	399,673
Oracle Corp.	12,234	351,605
Intel Corp.	16,267	346,975
Cisco Systems, Inc.	17,043	263,996
QUALCOMM, Inc.	5,206	253,168
Hewlett-Packard Co.	6,420	144,129
Visa, Inc. — Class A	1,588	136,123
EMC Corp.	6,396	134,252
Accenture plc — Class A	2,000	105,360
eBay, Inc.*	3,556	104,866
Mastercard, Inc. — Class A	326	103,394
Texas Instruments, Inc.	3,581	95,434
Automatic Data Processing, Inc.	1,521	71,715
Dell, Inc.	4,801	67,934
Corning, Inc.	4,868	60,168
Cognizant Technology Solutions Corp. — Class A*	945	59,252
Yahoo!, Inc.*	3,914	51,508
Broadcom Corp. — Class A	1,495	49,769
Salesforce.com, Inc.*	427	48,798
Intuit, Inc.	938	44,499
Applied Materials, Inc.	4,080	42,228
Motorola Solutions, Inc.	933	39,093
NetApp, Inc.*	1,146	38,895
Symantec Corp.*	2,326	37,914
Adobe Systems, Inc.*	1,531	37,004
Citrix Systems, Inc.*	588	32,064
Altera Corp.	1,007	31,751
Motorola Mobility Holdings, Inc.*	810	30,602
Xerox Corp.	4,346	30,292
SanDisk Corp.*	740	29,859
Western Union Co.	1,945	29,739
Analog Devices, Inc.	928	29,000
Juniper Networks, Inc.*	1,650	28,479
Teradata Corp.*	520	27,836
Paychex, Inc.	1,000	26,370
Red Hat, Inc.*	600	25,356
NVIDIA Corp.*	1,876	23,450
CA, Inc.	1,175	22,807
Xilinx, Inc.	820	22,501
Fiserv, Inc.*	442	22,440
Amphenol Corp. — Class A	529	21,567
Electronic Arts, Inc.*	1,038	21,227
BMC Software, Inc.*	547	21,092
KLA-Tencor Corp.	519	19,867
Autodesk, Inc.*	713	19,807
Linear Technology Corp.	710	19,632
Fidelity National Information Services, Inc.	765	18,605
Western Digital Corp.*	720	18,518
Microchip Technology, Inc.	594	18,479
F5 Networks, Inc.*	246	17,478
Micron Technology, Inc.*	3,110	15,674
VeriSign, Inc.	515	14,734
Computer Sciences Corp.	477	12,807
Harris Corp.	374	12,780
FLIR Systems, Inc.	496	12,425
Akamai Technologies, Inc.*	573	11,391
SAIC, Inc.*	859	10,145
Jabil Circuit, Inc.	569	10,123
LSI Corp.*	1,770	9,169
Advanced Micro Devices, Inc.*	1,798	9,134
Total System Services, Inc.	511	8,651
Molex, Inc.	420	8,555
JDS Uniphase Corp.*	710	7,079
Lexmark International, Inc. — Class A*	250	6,758
Teradyne, Inc.*	578	6,364
Novellus Systems, Inc.*	216	5,888
Compuware Corp.*	679	5,201
Tellabs, Inc.	1,128	4,839
MEMC Electronic Materials, Inc.*	717	3,757
Monster Worldwide, Inc.*	397	2,850

Total Information Technology		6,193,345

FINANCIALS - 11.4%
Wells Fargo & Co.	16,356	394,507
Berkshire Hathaway, Inc. — Class B	5,440	386,458
JPMorgan Chase & Co.	12,082	363,910
Citigroup, Inc.	9,036	231,502
Bank of America Corp.	31,398	192,156
Goldman Sachs Group, Inc.	1,570	148,443
American Express Co.	3,217	144,443
U.S. Bancorp	5,952	140,110
Simon Property Group, Inc.	910	100,082
MetLife, Inc.	3,276	91,761
PNC Financial Services Group, Inc.	1,631	78,598
Bank of New York Mellon Corp.	3,821	71,032
Prudential Financial, Inc.	1,508	70,665
ACE Ltd.	1,044	63,266
Travelers Companies, Inc.	1,298	63,252
Morgan Stanley	4,600	62,100
Capital One Financial Corp.	1,418	56,195
Chubb Corp.	887	53,211
CME Group, Inc. — Class A	210	51,744
Aflac, Inc.	1,450	50,678
State Street Corp.	1,560	50,170
Public Storage	438	48,771
Equity Residential	920	47,720

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 11

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011

NOVA FUND

	Shares	Value

BlackRock, Inc. — Class A	315	$46,623
BB&T Corp.	2,161	46,094
Marsh & McLennan Companies, Inc.	1,682	44,640
HCP, Inc.	1,269	44,491
Ventas, Inc.	896	44,262
Franklin Resources, Inc.	448	42,847
Aon Corp.	1,015	42,610
Vornado Realty Trust	568	42,384
Boston Properties, Inc.	458	40,808
Discover Financial Services	1,691	38,792
T. Rowe Price Group, Inc.	793	37,882
Allstate Corp.	1,599	37,880
Charles Schwab Corp.	3,340	37,642
Progressive Corp.	1,981	35,183
ProLogis, Inc.	1,418	34,386
Loews Corp.	960	33,168
AvalonBay Communities, Inc.	290	33,074
SunTrust Banks, Inc.	1,667	29,923
American International Group, Inc.*	1,356	29,764
Fifth Third Bancorp	2,850	28,785
Ameriprise Financial, Inc.	727	28,615
IntercontinentalExchange, Inc.*	230	27,200
M&T Bank Corp.	388	27,121
Northern Trust Corp.	746	26,095
Weyerhaeuser Co.	1,670	25,968
Health Care REIT, Inc.	546	25,553
Host Hotels & Resorts, Inc.	2,188	23,937
Hartford Financial Services Group, Inc.	1,380	22,273
Principal Financial Group, Inc.	971	22,013
Invesco Ltd.	1,393	21,605
SLM Corp.	1,592	19,820
Unum Group	938	19,660
XL Group plc — Class A	1,020	19,176
Moody’s Corp.	628	19,123
Kimco Realty Corp.	1,258	18,908
NYSE Euronext	810	18,824
KeyCorp	2,950	17,493
Plum Creek Timber Company, Inc.	501	17,390
Lincoln National Corp.	954	14,911
Comerica, Inc.	626	14,379
Leucadia National Corp.	618	14,016
CBRE Group, Inc. — Class A*	1,010	13,595
People’s United Financial, Inc.	1,169	13,327
Cincinnati Financial Corp.	506	13,323
Regions Financial Corp.	3,902	12,994
Huntington Bancshares, Inc.	2,670	12,816
Torchmark Corp.	330	11,504
Legg Mason, Inc.	411	10,567
Assurant, Inc.	291	10,418
Hudson City Bancorp, Inc.	1,633	9,243
NASDAQ OMX Group, Inc.*	399	9,233
Genworth Financial, Inc. — Class A	1,524	8,748
Apartment Investment &
Management Co. — Class A	370	8,184
Zions Bancorporation	573	8,062
E*Trade Financial Corp.*	784	7,142
Federated Investors, Inc. — Class B	285	4,996
First Horizon National Corp.	817	4,869
Janus Capital Group, Inc.	580	3,480

Total Financials		4,338,593

HEALTH CARE - 10.2%
Johnson & Johnson	8,486	540,643
Pfizer, Inc.	24,175	427,414
Merck & Company, Inc.	9,544	312,184
Abbott Laboratories	4,824	246,699
Bristol-Myers Squibb Co.	5,280	165,686
Amgen, Inc.	2,860	157,157
UnitedHealth Group, Inc.	3,330	153,580
Eli Lilly & Co.	3,150	116,456
Medtronic, Inc.	3,274	108,828
Baxter International, Inc.	1,765	99,087
Gilead Sciences, Inc.	2,388	92,654
Celgene Corp.*	1,419	87,865
Allergan, Inc.	960	79,085
WellPoint, Inc.	1,116	72,853
Biogen Idec, Inc.*	750	69,863
Covidien plc	1,533	67,605
Thermo Fisher Scientific, Inc.*	1,186	60,059
Medco Health Solutions, Inc.	1,198	56,174
Express Scripts, Inc. — Class A*	1,508	55,902
McKesson Corp.	766	55,688
Becton Dickinson and Co.	675	49,491
Stryker Corp.	1,026	48,355
Cardinal Health, Inc.	1,064	44,560
Intuitive Surgical, Inc.	117	42,621
Aetna, Inc.	1,157	42,057
Humana, Inc.	518	37,674
St. Jude Medical, Inc.	1,023	37,022
CIGNA Corp.	839	35,188
Agilent Technologies, Inc.*	1,073	33,531
Zimmer Holdings, Inc.*	593	31,726
Cerner Corp.*	456	31,245
AmerisourceBergen Corp. — Class A	836	31,158
Boston Scientific Corp.*	4,740	28,013
Watson Pharmaceuticals, Inc.*	394	26,891
Forest Laboratories, Inc.*	853	26,264
Edwards Lifesciences Corp.*	354	25,233
Laboratory Corporation of America Holdings*	309	24,426
Quest Diagnostics, Inc.	490	24,186
CR Bard, Inc.	270	23,636

12 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011

NOVA FUND

	Shares	Value

Mylan, Inc.*	1,322	$22,474
Life Technologies Corp.*	558	21,444
Waters Corp.*	280	21,137
Cephalon, Inc.*	246	19,852
Varian Medical Systems, Inc.*	367	19,143
Hospira, Inc.*	512	18,944
DaVita, Inc.*	287	17,986
CareFusion Corp.*	696	16,669
DENTSPLY International, Inc.	438	13,442
Coventry Health Care, Inc.*	459	13,224
Patterson Companies, Inc.	286	8,188
PerkinElmer, Inc.	348	6,685
Tenet Healthcare Corp.*	1,468	6,063

Total Health Care		3,874,010

CONSUMER STAPLES - 9.9%
Procter & Gamble Co.	8,515	537,978
Coca-Cola Co.	7,110	480,352
Philip Morris International, Inc.	5,438	339,222
PepsiCo, Inc.	4,906	303,681
Wal-Mart Stores, Inc.	5,442	282,440
Kraft Foods, Inc. — Class A	5,469	183,649
Altria Group, Inc.	6,414	171,959
CVS Caremark Corp.	4,164	139,827
Colgate-Palmolive Co.	1,510	133,907
Costco Wholesale Corp.	1,358	111,519
Walgreen Co.	2,808	92,355
Kimberly-Clark Corp.	1,217	86,419
General Mills, Inc.	2,000	76,940
Archer-Daniels-Midland Co.	2,099	52,076
HJ Heinz Co.	996	50,278
Sysco Corp.	1,838	47,604
Lorillard, Inc.	425	47,047
Mead Johnson Nutrition Co. — Class A	630	43,363
Kellogg Co.	777	41,329
Kroger Co.	1,876	41,197
Reynolds American, Inc.	1,048	39,279
Whole Foods Market, Inc.	496	32,394
ConAgra Foods, Inc.	1,280	31,002
Estee Lauder Companies, Inc. — Class A	350	30,744
Sara Lee Corp.	1,826	29,855
Hershey Co.	484	28,672
Clorox Co.	412	27,328
Dr Pepper Snapple Group, Inc.	674	26,138
Avon Products, Inc.	1,330	26,068
Beam, Inc.	478	25,850
JM Smucker Co.	354	25,803
Coca-Cola Enterprises, Inc.	989	24,606
Brown-Forman Corp. — Class B	312	21,884
Molson Coors Brewing Co. — Class B	506	20,043
McCormick & Company, Inc.	410	18,926
Campbell Soup Co.	561	18,160
Safeway, Inc.	1,081	17,977
Tyson Foods, Inc. — Class A	921	15,989
Hormel Foods Corp.	427	11,537
Constellation Brands, Inc. — Class A*	574	10,332
Dean Foods Co.*	566	5,020
SUPERVALU, Inc.	658	4,382

Total Consumer Staples		3,755,131

ENERGY - 9.8%
Exxon Mobil Corp.	15,061	1,093,880
Chevron Corp.	6,199	573,531
ConocoPhillips	4,253	269,300
Schlumberger Ltd.	4,179	249,612
Occidental Petroleum Corp.	2,520	180,180
Anadarko Petroleum Corp.	1,545	97,412
Apache Corp.	1,190	95,486
Halliburton Co.	2,850	86,982
Devon Energy Corp.	1,290	71,518
National Oilwell Varco, Inc.	1,315	67,354
Baker Hughes, Inc.	1,355	62,547
EOG Resources, Inc.	830	58,938
Chesapeake Energy Corp.	2,050	52,377
Spectra Energy Corp.	2,022	49,600
Hess Corp.	936	49,103
Marathon Oil Corp.	2,208	47,649
Williams Companies, Inc.	1,828	44,494
El Paso Corp.	2,390	41,777
Noble Energy, Inc.	546	38,657
Southwestern Energy Co.*	1,080	35,996
Cameron International Corp.*	760	31,570
Valero Energy Corp.	1,770	31,471
Marathon Petroleum Corp.	1,100	29,766
Range Resources Corp.	495	28,938
Peabody Energy Corp.	835	28,290
FMC Technologies, Inc.*	740	27,824
Murphy Oil Corp.	606	26,761
Equities Corp.	460	24,546
Pioneer Natural Resources Co.	365	24,006
Consol Energy, Inc.	707	23,988
Noble Corp.	784	23,010
Cabot Oil & Gas Corp.	320	19,811
Newfield Exploration Co.*	410	16,273
QEP Resources, Inc.	552	14,943
Denbury Resources, Inc.*	1,248	14,352
Helmerich & Payne, Inc.	335	13,601
Alpha Natural Resources, Inc.*	700	12,383
Sunoco, Inc.	399	12,373
Rowan Companies, Inc.*	398	12,016
Diamond Offshore Drilling, Inc.	216	11,824
Nabors Industries Ltd.*	894	10,960
Tesoro Corp.	443	8,625

Total Energy		3,713,724

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 13

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011

NOVA FUND

	Shares	Value

CONSUMER DISCRETIONARY - 9.0%
McDonald’s Corp.	3,194	$280,497
Amazon.com, Inc.*	1,126	243,475
Comcast Corp. — Class A	8,520	178,068
Walt Disney Co.	5,752	173,480
Home Depot, Inc.	4,846	159,288
Ford Motor Co.*	11,773	113,845
News Corp. — Class A	7,082	109,559
Target Corp.	2,097	102,837
NIKE, Inc. — Class B	1,180	100,902
Time Warner, Inc.	3,237	97,013
DIRECTV — Class A*	2,289	96,710
Starbucks Corp.	2,314	86,289
Lowe’s Companies, Inc.	3,907	75,561
Yum! Brands, Inc.	1,438	71,023
Priceline.com, Inc.	156	70,116
Viacom, Inc. — Class B	1,786	69,190
TJX Companies, Inc.	1,183	65,621
Time Warner Cable, Inc. — Class A	1,010	63,297
Johnson Controls, Inc.	2,106	55,535
Coach, Inc.	897	46,491
Carnival Corp.	1,430	43,329
Bed Bath & Beyond, Inc.*	755	43,269
Kohl’s Corp.	870	42,717
CBS Corp. — Class B	2,070	42,187
McGraw-Hill Companies, Inc.	931	38,171
Macy’s, Inc.	1,320	34,742
VF Corp.	270	32,810
Omnicom Group, Inc.	869	32,014
Discovery Communications, Inc. — Class A*	850	31,977
Chipotle Mexican Grill, Inc. — Class A*	99	29,992
AutoZone, Inc.*	93	29,685
Limited Brands, Inc.	765	29,460
Staples, Inc.	2,199	29,247
Wynn Resorts Ltd.	251	28,885
Ross Stores, Inc.	360	28,328
O’Reilly Automotive, Inc.*	417	27,785
Mattel, Inc.	1,058	27,392
Ralph Lauren Corp. — Class A	200	25,940
Stanley Black & Decker, Inc.	519	25,483
Harley-Davidson, Inc.	728	24,992
Genuine Parts Co.	485	24,638
Tiffany & Co.	396	24,085
Marriott International, Inc. — Class A	877	23,889
Nordstrom, Inc.	509	23,251
Starwood Hotels & Resorts Worldwide, Inc.	592	22,981
Best Buy Company, Inc.	936	21,809
Family Dollar Stores, Inc.	376	19,123
Netflix, Inc.*	168	19,011
Darden Restaurants, Inc.	413	17,656
The Gap, Inc.	1,071	17,393
Abercrombie & Fitch Co. — Class A	272	16,744
CarMax, Inc.*	700	16,695
Expedia, Inc.	601	15,476
Apollo Group, Inc. — Class A	383	15,171
Wyndham Worldwide Corp.	510	14,540
International Game Technology	925	13,440
H&R Block, Inc.	950	12,644
Hasbro, Inc.	378	12,327
Whirlpool Corp.	238	11,879
JC Penney Company, Inc.	440	11,783
Scripps Networks Interactive, Inc. — Class A	310	11,523
Cablevision Systems Corp. — Class A	700	11,011
Interpublic Group of Companies, Inc.	1,484	10,685
Newell Rubbermaid, Inc.	899	10,671
GameStop Corp. — Class A*	427	9,864
Leggett & Platt, Inc.	436	8,628
Urban Outfitters, Inc.*	370	8,258
DR Horton, Inc.	865	7,820
Goodyear Tire & Rubber Co.*	752	7,588
Big Lots, Inc.*	206	7,175
Gannett Company, Inc.	750	7,147
DeVry, Inc.	190	7,022
Lennar Corp. — Class A	501	6,784
Sears Holdings Corp.*	117	6,730
Harman International Industries, Inc.	220	6,288
Washington Post Co. — Class B	16	5,231
AutoNation, Inc.*	153	5,015
Pulte Group, Inc.*	1,048	4,140

Total Consumer Discretionary		3,403,317

INDUSTRIALS - 8.6%
General Electric Co.	32,842	500,512
United Technologies Corp.	2,815	198,063
United Parcel Service, Inc. — Class B	3,036	191,723
3M Co.	2,200	157,938
Caterpillar, Inc.	1,996	147,385
Boeing Co.	2,298	139,052
Union Pacific Corp.	1,516	123,812
Honeywell International, Inc.	2,430	106,701
Emerson Electric Co.	2,310	95,426
Deere & Co.	1,282	82,779
Danaher Corp.	1,771	74,276
Precision Castparts Corp.	443	68,869
FedEx Corp.	980	66,326
Norfolk Southern Corp.	1,074	65,535
General Dynamics Corp.	1,120	63,717
Illinois Tool Works, Inc.	1,523	63,357
CSX Corp.	3,393	63,347
Lockheed Martin Corp.	855	62,107
Tyco International Ltd.	1,438	58,599

14 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011

NOVA FUND

	Shares	Value

Cummins, Inc.	600	$48,996
Waste Management, Inc.	1,463	47,635
Goodrich Corp.	390	47,065
Northrop Grumman Corp.	860	44,858
Raytheon Co.	1,093	44,671
PACCAR, Inc.	1,130	38,217
Eaton Corp.	1,060	37,630
CH Robinson Worldwide, Inc.	507	34,714
Parker Hannifin Corp.	480	30,302
Fastenal Co.	910	30,285
Ingersoll-Rand plc	1,029	28,905
WW Grainger, Inc.	190	28,413
Republic Services, Inc.	995	27,920
Dover Corp.	578	26,935
Expeditors International of Washington, Inc.	658	26,682
Fluor Corp.	542	25,230
Rockwell Collins, Inc.	476	25,114
Rockwell Automation, Inc.	440	24,640
ITT Corp.	576	24,192
Stericycle, Inc.*	270	21,794
Roper Industries, Inc.	300	20,673
Joy Global, Inc.	330	20,585
L-3 Communications Holdings, Inc.	327	20,264
Southwest Airlines Co.	2,490	20,020
Iron Mountain, Inc.	628	19,857
Pall Corp.	363	15,391
Textron, Inc.	859	15,153
Flowserve Corp.	177	13,098
Jacobs Engineering Group, Inc.*	400	12,916
Quanta Services, Inc.*	658	12,364
First Solar, Inc.*	186	11,757
Pitney Bowes, Inc.	625	11,750
Equifax, Inc.	380	11,681
Cintas Corp.	347	9,765
Robert Half International, Inc.	447	9,485
Dun & Bradstreet Corp.	150	9,189
Avery Dennison Corp.	329	8,251
RR Donnelley & Sons Co.	584	8,246
Snap-on, Inc.	180	7,992
Masco Corp.	1,106	7,875
Ryder System, Inc.	158	5,927

Total Industrials		3,265,961

UTILITIES - 3.4%
Southern Co.	2,660	112,704
Dominion Resources, Inc.	1,762	89,457
Exelon Corp.	2,050	87,350
Duke Energy Corp.	4,130	82,559
NextEra Energy, Inc.	1,308	70,658
FirstEnergy Corp.	1,300	58,383
American Electric Power Company, Inc.	1,495	56,840
PG&E Corp.	1,250	52,888
Public Service Enterprise Group, Inc.	1,573	52,491
Consolidated Edison, Inc.	910	51,888
PPL Corp.	1,786	50,972
Progress Energy, Inc.	909	47,013
Edison International	1,008	38,556
Sempra Energy	738	38,007
Xcel Energy, Inc.	1,502	37,084
Entergy Corp.	551	36,526
CenterPoint Energy, Inc.	1,318	25,859
DTE Energy Co.	527	25,834
Constellation Energy Group, Inc.	628	23,902
Wisconsin Energy Corp.	728	22,779
Ameren Corp.	747	22,238
Oneok, Inc.	321	21,199
AES Corp.*	2,046	19,969
NiSource, Inc.	870	18,601
Northeast Utilities	552	18,575
NRG Energy, Inc.*	748	15,865
CMS Energy Corp.	778	15,397
Pinnacle West Capital Corp.	339	14,557
SCANA Corp.	352	14,238
Pepco Holdings, Inc.	700	13,244
Integrys Energy Group, Inc.	246	11,961
TECO Energy, Inc.	670	11,477
Nicor, Inc.	138	7,591

Total Utilities		1,266,662

MATERIALS - 2.8%
EI du Pont de Nemours & Co.	2,889	115,473
Monsanto Co.	1,659	99,606
Newmont Mining Corp.	1,533	96,426
Freeport-McMoRan Copper & Gold, Inc.	2,937	89,432
Praxair, Inc.	934	87,310
Dow Chemical Co.	3,661	82,226
Air Products & Chemicals, Inc.	658	50,251
Mosaic Co.	860	42,114
Ecolab, Inc.	720	35,201
PPG Industries, Inc.	488	34,482
Alcoa, Inc.	3,300	31,581
International Paper Co.	1,350	31,388
Nucor Corp.	976	30,881
CF Industries Holdings, Inc.	226	27,886
Cliffs Natural Resources, Inc.	456	23,334
Sigma-Aldrich Corp.	376	23,233
Sherwin-Williams Co.	269	19,992
Ball Corp.	508	15,758
FMC Corp.	226	15,630
Eastman Chemical Co.	220	15,077
International Flavors & Fragrances, Inc.	256	14,392
Airgas, Inc.	214	13,658
MeadWestvaco Corp.	530	13,017
Allegheny Technologies, Inc.	328	12,133

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 15

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2011
NOVA FUND

	Shares	Value
Vulcan Materials Co.	397	$10,941
United States Steel Corp.	442	9,728
Bemis Company, Inc.	320	9,379
Sealed Air Corp.	497	8,300
Owens-Illinois, Inc.	508	7,681
Titanium Metals Corp.	261	3,910
AK Steel Holding Corp.	345	2,256

Total Materials		1,072,676

TELECOMMUNICATION SERVICES - 2.8%
AT&T, Inc.	18,365	523,770
Verizon Communications, Inc.	8,766	322,589
American Tower Corp. — Class A*	1,230	66,174
CenturyLink, Inc.	1,910	63,259
Sprint Nextel Corp.*	9,270	28,181
Frontier Communications Corp.	3,080	18,819
Windstream Corp.	1,588	18,516
MetroPCS Communications, Inc.*	910	7,926

Total Telecommunication Services		1,049,234

Total Common Stocks (Cost $21,399,859)		31,932,653

	Face
	amount
REPURCHASE AGREEMENTS††,1- 3.5%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	$720,591	720,591
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	356,387	356,387
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	253,276	253,276

Total Repurchase Agreements (Cost $1,330,254)		1,330,254

Total Investments — 87.7% (Cost $22,730,113)		$33,262,907

Cash & Other Assets, Less Liabilities — 12.3%		4,682,817

Total Net Assets — 100.0%		$37,945,724

		Unrealized
	Contracts	loss
FUTURES CONTRACTS PURCHASED†
December 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,986,550)	53	$(80,255)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2011 S&P 500 Index Swap, Terminating 10/24/11[2] (Notional Value $1,444,030)	1,276	$(6,013)
Barclays Bank plc October 2011 S&P 500 Index Swap, Terminating 10/31/11[2] (Notional Value $2,685,059)	2,373	(68,831)
Goldman Sachs International October 2011 S&P 500 Index Swap, Terminating 10/27/11[2] (Notional Value $3,217,475)	2,844	(88,726)
Credit Suisse Capital, LLC October 2011 S&P 500 Index Swap, Terminating 10/31/11[2] (Notional Value $14,884,935)	13,156	(368,253)

(Total Notional Value $22,231,499)		$(531,823)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

[2]	Total Return based on S&P 500 Index +/- financing at a variable rate. plc — Public Limited Company REIT — Real Estate Investment Trust

16 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

NOVA FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $21,399,859)	$31,932,653
Repurchase agreements, at value (cost $1,330,254)	1,330,254
Segregated cash with broker	3,959,066
Cash	249
Receivables:
Securities sold	1,946,512
Fund shares sold	58,652
Dividends	47,980

Total assets	39,275,366

Liabilities:
Unrealized depreciation on swap agreements	531,823
Payable for:
Fund shares redeemed	597,296
Management fees	25,555
Transfer agent and administrative fees	8,518
Distribution and service fees	7,675
Portfolio accounting fees	3,407
Miscellaneous	155,368

Total liabilities	1,329,642

Net assets	$37,945,724

Net assets consist of:
Paid in capital	$86,402,824
Undistributed net investment income	25,041
Accumulated net realized loss on investments	(58,402,857)
Net unrealized appreciation on investments	9,920,716

Net assets	$37,945,724

Investor Class:
Net assets	$27,044,702
Capital shares outstanding	1,405,758
Net asset value per share	$19.24

Advisor Class:
Net assets	$2,961,842
Capital shares outstanding	165,816
Net asset value per share	$17.86

A-Class:
Net assets	$1,067,264
Capital shares outstanding	58,567
Net asset value per share	$18.22

Maximum offering price per share (Net asset value divided by 95.25%)	$19.13

C-Class:
Net assets	$6,871,916
Capital shares outstanding	401,117
Net asset value per share	$17.13

STATEMET OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $8)	$460,300
Interest	1,548

Total investment income	461,848

Expenses:
Management fees	221,415
Transfer agent and administrative fees	73,805
Distribution and service fees:
Advisor Class	13,611
A-Class	2,464
C-Class	44,031
Portfolio accounting fees	29,522
Trustees’ fees*	2,947
Miscellaneous	49,012

Total expenses	436,807

Net investment income	25,041

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,126,685
Swap agreements	(4,072,631)
Futures contracts	(312,155)

Net realized loss	(2,258,101)

Net change in unrealized appreciation (depreciation) on:
Investments	(9,507,508)
Swap agreements	(1,128,833)
Futures contracts	(194,487)

Net change in unrealized appreciation (depreciation)	(10,830,828)

Net realized and unrealized loss	(13,088,929)

Net decrease in net assets resulting from operations	$(13,063,888)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX SGI | series funds semi-annual report | 17

NOVA FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$25,041	$(49,689)
Net realized gain (loss) on investments	(2,258,101)	10,031,654
Net change in unrealized appreciation (depreciation) on investments	(10,830,828)	898,596

Net increase (decrease) in net assets resulting from operations	(13,063,888)	10,880,561

Distributions to Shareholders from:
Net investment income
Investor Class	—	(56,523)
Advisor Class	—	(8,341)
A-Class	—	(3,832)
C-Class	—	(10,036)

Total distributions to shareholders	—	(78,732)

Capital share transactions:
Proceeds from sale of shares
Investor Class	90,769,314	259,708,644
Advisor Class	7,100,552	20,373,380
A-Class	1,839,600	10,442,997
C-Class	2,873,807	5,762,021
Distributions reinvested
Investor Class	—	54,308
Advisor Class	—	8,057
A-Class	—	1,475
C-Class	—	9,479
Cost of shares redeemed
Investor Class	(119,288,583)	(279,712,330)
Advisor Class	(9,309,299)	(26,778,781)
A-Class	(6,228,214)	(7,025,575)
C-Class	(4,472,059)	(7,471,647)

Net decrease from capital share transactions	(36,714,882)	(24,627,972)

Net decrease in net assets	(49,778,770)	(13,826,143)
Net assets:
Beginning of period	87,724,494	101,550,637

End of period	$37,945,724	$87,724,494

Accumulated/(Undistributed) net investment income/(loss) at end of period	$25,041	$—

Capital share activity:
Shares sold
Investor Class	3,913,233	12,737,976
Advisor Class	331,660	1,079,238
A-Class	78,944	544,055
C-Class	135,421	315,490
Shares issued from reinvestment of distributions
Investor Class	—	2,493
Advisor Class	—	397
A-Class	—	71
C-Class	—	485
Shares redeemed
Investor Class	(5,155,422)	(13,903,126)
Advisor Class	(441,963)	(1,422,686)
A-Class	(270,949)	(390,827)
C-Class	(209,686)	(422,098)

Net decrease in shares	(1,618,762)	(1,458,532)

18 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

NOVA FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011[a]	2011	2010	2009	2008	2007[d]

Per Share Data
Net asset value, beginning of period	$24.59	$20.28	$11.40	$26.13	$30.92	$28.89

Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.02	.06	.19	.40	(.15)
Net gain (loss) on investments (realized and unrealized)	(5.38)	4.31	8.97	(14.83)	(4.51)	4.19

Total from investment operations	(5.35)	4.33	9.03	(14.64)	(4.11)	4.04

Less distributions from:
Net investment income	—	(.02)	(.15)	(.09)	(.68)	(2.01)

Total distributions	—	(.02)	(.15)	(.09)	(.68)	(2.01)

Net asset value, end of period	$19.24	$24.59	$20.28	$11.40	$26.13	$30.92

Total Return[c]	(21.76%)	21.38%	79.36%	(56.06%)	(13.71%)	13.99%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,045	$65,102	$77,268	$32,603	$74,674	$113,195

Ratios to average net assets:
Net investment income	0.29%	0.11%	0.33%	0.93%	1.26%	1.23%
Total expenses	1.28%	1.29%	1.28%	1.29%	1.27%	1.25%

Portfolio turnover rate	46%	53%	68%	143%	115%	144%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011[a]	2011	2010	2009	2008	2007[d]

Per Share Data
Net asset value, beginning of period	$22.88	$18.97	$10.73	$24.72	$29.44	$27.73

Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.07)	(.01)	.08	.23	(.28)
Net gain (loss) on investments (realized and unrealized)	(5.00)	4.00	8.40	(13.98)	(4.27)	4.00

Total from investment operations	(5.02)	3.93	8.39	(13.90)	(4.04)	3.72

Less distributions from:
Net investment income	—	(.02)	(.15)	(.09)	(.68)	(2.01)

Total distributions	—	(.02)	(.15)	(.09)	(.68)	(2.01)

Net asset value, end of period	$17.86	$22.88	$18.97	$10.73	$24.72	$29.44

Total Return[c]	(21.94%)	20.75%	78.35%	(56.26%)	(14.16%)	13.41%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,962	$6,318	$11,746	$10,853	$19,218	$36,441

Ratios to average net assets:
Net investment income (loss)	(0.23%)	(0.37%)	(0.03%)	0.45%	0.78%	0.73%
Total expenses	1.78%	1.79%	1.78%	1.79%	1.77%	1.75%

Portfolio turnover rate	46%	53%	68%	143%	115%	144%

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 19

NOVA FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007[d]

Per Share Data
Net asset value, beginning of period	$23.32	$19.28	$10.88	$24.99	$29.67	$27.87

Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	(.02)	.03	.13	.29	(.21)
Net gain (loss) on investments (realized and unrealized)	(5.09)	4.08	8.52	(14.15)	(4.29)	4.02

Total from investment operations	(5.10)	4.06	8.55	(14.02)	(4.00)	3.81

Less distributions from:
Net investment income	—	(.02)	(.15)	(.09)	(.68)	(2.01)

Total distributions	—	(.02)	(.15)	(.09)	(.68)	(2.01)

Net asset value, end of period	$18.22	$23.32	$19.28	$10.88	$24.99	$29.67

Total Return[c]	(21.87%)	21.09%	78.74%	(56.13%)	(13.92%)	13.67%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,067	$5,843	$1,876	$3,612	$11,791	$15,586

Ratios to average net assets:
Net investment income (loss)	(0.07%)	(0.11%)	0.18%	0.70%	0.97%	0.98%
Total expenses	1.53%	1.54%	1.54%	1.54%	1.52%	1.50%

Portfolio turnover rate	46%	53%	68%	143%	115%	144%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007[d]

Per Share Data
Net asset value, beginning of period	$22.01	$18.33	$10.42	$24.14	$28.91	$27.39

Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.16)	(.09)	(.01)	.07	(.42)
Net gain (loss) on investments (realized and unrealized)	(4.81)	3.86	8.15	(13.62)	(4.16)	3.95

Total from investment operations	(4.88)	3.70	8.06	(13.63)	(4.09)	3.53

Less distributions from:
Net investment income	—	(.02)	(.15)	(.09)	(.68)	(2.01)

Total distributions	—	(.02)	(.15)	(.09)	(.68)	(2.01)

Net asset value, end of period	$17.13	$22.01	$18.33	$10.42	$24.14	$28.91

Total Return[c]	(22.17%)	20.22%	77.51%	(56.49%)	(14.60%)	12.88%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,872	$10,461	$10,661	$9,314	$29,715	$42,925

Ratios to average net assets:
Net investment income (loss)	(0.68%)	(0.85%)	(0.61%)	(0.05%)	0.24%	0.23%
Total expenses	2.28%	2.29%	2.28%	2.29%	2.27%	2.25%

Portfolio turnover rate	46%	53%	68%	143%	115%	144%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Prior to April 1, 2007, the Fund operated under a Master-Feeder Structure. Ratios represent combined net investment income of the former Master Portfolio and the Fund. Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended March 31, 2007.

20 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2011
S&P 500 FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the S&P 500® Index (the “underlying index”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Inception Dates:

A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006
Ten Largest Holdings
(% of Total Net Assets)

Apple, Inc.	2.1%
Exxon Mobil Corp.	2.1%
International Business Machines Corp.	1.3%
Microsoft Corp.	1.1%
Chevron Corp.	1.1%
Johnson & Johnson	1.0%
Procter & Gamble Co.	1.0%
AT&T, Inc.	1.0%
General Electric Co.	1.0%
Coca-Cola Co.	0.9%

Top Ten Total	12.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX | SGI series funds semi-annual report | 21

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

S&P 500 FUND

	Shares	Value

COMMON STOCKS† - 61.6%

INFORMATION TECHNOLOGY - 12.0%
Apple, Inc.*	7,351	$2,802,054
International Business
Machines Corp.	9,472	1,657,884
Microsoft Corp.	59,166	1,472,642
Google, Inc. — Class A	1,991	1,024,131
Oracle Corp.	31,353	901,085
Intel Corp.	41,663	888,672
Cisco Systems, Inc.	43,636	675,922
QUALCOMM, Inc.	13,328	648,141
Hewlett-Packard Co.	16,460	369,527
Visa, Inc. — Class A	4,048	346,995
EMC Corp.	16,388	343,984
Mastercard, Inc. — Class A	850	269,586
Accenture plc — Class A	5,108	269,089
eBay, Inc.*	9,100	268,359
Texas Instruments, Inc.	9,164	244,221
Automatic Data Processing, Inc.	3,884	183,131
Dell, Inc.	12,308	174,158
Corning, Inc.	12,465	154,067
Cognizant Technology Solutions Corp. — Class A*	2,405	150,793
Yahoo!, Inc.*	10,015	131,797
Broadcom Corp. — Class A	3,820	127,168
Salesforce.com, Inc.*	1,070	122,280
Intuit, Inc.	2,415	114,568
Applied Materials, Inc.	10,450	108,157
Motorola Solutions, Inc.	2,399	100,518
NetApp, Inc.*	2,918	99,037
Symantec Corp.*	5,943	96,871
Adobe Systems, Inc.*	3,916	94,650
Citrix Systems, Inc.*	1,490	81,250
Altera Corp.	2,570	81,032
Motorola Mobility Holdings, Inc.*	2,070	78,205
Xerox Corp.	11,138	77,632
SanDisk Corp.*	1,894	76,423
Western Union Co.	4,980	76,144
Analog Devices, Inc.	2,378	74,312
Juniper Networks, Inc.*	4,228	72,975
Teradata Corp.*	1,337	71,570
Paychex, Inc.	2,550	67,243
Red Hat, Inc.*	1,530	64,658
NVIDIA Corp.*	4,790	59,875
CA, Inc.	3,000	58,230
Xilinx, Inc.	2,108	57,843
Fiserv, Inc.*	1,122	56,964
Amphenol Corp. — Class A	1,349	54,999
Electronic Arts, Inc.*	2,645	54,090
BMC Software, Inc.*	1,392	53,675
KLA-Tencor Corp.	1,317	50,415
Autodesk, Inc.*	1,810	50,282
Linear Technology Corp.	1,799	49,742
Fidelity National Information Services, Inc.	1,965	47,789
Western Digital Corp.*	1,850	47,582
Microchip Technology, Inc.	1,502	46,727
F5 Networks, Inc.*	645	45,827
Micron Technology, Inc.*	7,960	40,118
VeriSign, Inc.	1,322	37,822
Computer Sciences Corp.	1,223	32,838
Harris Corp.	946	32,325
FLIR Systems, Inc.	1,270	31,813
Akamai Technologies, Inc.*	1,460	29,025
SAIC, Inc.*	2,192	25,887
Jabil Circuit, Inc.	1,443	25,671
LSI Corp.*	4,540	23,517
Advanced Micro Devices, Inc.*	4,608	23,409
Molex, Inc.	1,086	22,122
Total System Services, Inc.	1,288	21,806
JDS Uniphase Corp.*	1,808	18,026
Lexmark International, Inc. — Class A*	614	16,596
Teradyne, Inc.*	1,477	16,262
Novellus Systems, Inc.*	552	15,047
Compuware Corp.*	1,730	13,252
Tellabs, Inc.	2,895	12,420
MEMC Electronic Materials, Inc.*	1,819	9,532
Monster Worldwide, Inc.*	1,023	7,345

Total Information Technology		15,849,804

FINANCIALS - 8.4%
Wells Fargo & Co.	41,896	1,010,532
Berkshire Hathaway, Inc. — Class B	13,958	991,576
JPMorgan Chase & Co.	30,935	931,762
Citigroup, Inc.	23,148	593,052
Bank of America Corp.	80,413	492,128
Goldman Sachs Group, Inc.	4,008	378,956
American Express Co.	8,242	370,066
U.S. Bancorp	15,238	358,703
Simon Property Group, Inc.	2,330	256,253
MetLife, Inc.	8,390	235,004
PNC Financial Services Group, Inc.	4,177	201,290
Bank of New York Mellon Corp.	9,776	181,736
Prudential Financial, Inc.	3,855	180,645
ACE Ltd.	2,682	162,529
Travelers Companies, Inc.	3,325	162,027
Morgan Stanley	11,768	158,868
Capital One Financial Corp.	3,645	144,451
Chubb Corp.	2,266	135,937
CME Group, Inc. — Class A	530	130,592
Aflac, Inc.	3,708	129,595
State Street Corp.	3,990	128,318
Public Storage	1,124	125,157
Equity Residential	2,350	121,895

22 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011

S&P 500 FUND

	Shares	Value

BB&T Corp.	5,531	$117,976
BlackRock, Inc. — Class A	783	115,892
Marsh & McLennan Companies, Inc.	4,292	113,910
HCP, Inc.	3,228	113,174
Ventas, Inc.	2,280	112,632
Franklin Resources, Inc.	1,155	110,464
Vornado Realty Trust	1,465	109,318
Aon Corp.	2,588	108,644
Boston Properties, Inc.	1,149	102,376
Discover Financial Services	4,318	99,055
Allstate Corp.	4,100	97,129
T. Rowe Price Group, Inc.	2,030	96,973
Charles Schwab Corp.	8,550	96,359
Progressive Corp.	5,064	89,937
ProLogis, Inc.	3,635	88,149
Loews Corp.	2,470	85,339
AvalonBay Communities, Inc.	740	84,397
SunTrust Banks, Inc.	4,253	76,341
American International Group, Inc.*	3,464	76,035
Ameriprise Financial, Inc.	1,875	73,800
Fifth Third Bancorp	7,300	73,730
M&T Bank Corp.	985	68,851
IntercontinentalExchange, Inc.*	580	68,591
Northern Trust Corp.	1,913	66,917
Weyerhaeuser Co.	4,278	66,523
Health Care REIT, Inc.	1,412	66,082
Host Hotels & Resorts, Inc.	5,595	61,209
Hartford Financial Services Group, Inc.	3,530	56,974
Principal Financial Group, Inc.	2,487	56,380
Invesco Ltd.	3,578	55,495
SLM Corp.	4,083	50,833
Unum Group	2,410	50,514
XL Group plc — Class A	2,600	48,880
Kimco Realty Corp.	3,230	48,547
NYSE Euronext	2,078	48,293
Moody’s Corp.	1,585	48,263
KeyCorp	7,558	44,819
Plum Creek Timber Company, Inc.	1,278	44,359
Lincoln National Corp.	2,448	38,262
Comerica, Inc.	1,590	36,522
Leucadia National Corp.	1,565	35,494
CBRE Group, Inc. — Class A*	2,580	34,727
People’s United Financial, Inc.	2,990	34,086
Cincinnati Financial Corp.	1,284	33,808
Regions Financial Corp.	9,988	33,260
Huntington Bancshares, Inc.	6,850	32,880
Torchmark Corp.	830	28,934
Assurant, Inc.	752	26,922
Legg Mason, Inc.	1,032	26,533
Hudson City Bancorp, Inc.	4,185	23,687
NASDAQ OMX Group, Inc.*	1,005	23,256
Genworth Financial, Inc. — Class A	3,879	22,265
Apartment Investment &
Management Co. — Class A	960	21,235
Zions Bancorporation	1,458	20,514
E*Trade Financial Corp.*	2,009	18,302
Federated Investors, Inc. — Class B	740	12,972
First Horizon National Corp.	2,091	12,462
Janus Capital Group, Inc.	1,468	8,808

Total Financials		11,099,161

HEALTH CARE - 7.5%
Johnson & Johnson	21,748	1,385,565
Pfizer, Inc.	61,901	1,094,410
Merck & Company, Inc.	24,445	799,596
Abbott Laboratories	12,350	631,579
Bristol-Myers Squibb Co.	13,530	424,571
Amgen, Inc.	7,336	403,113
UnitedHealth Group, Inc.	8,539	393,819
Eli Lilly & Co.	8,080	298,718
Medtronic, Inc.	8,375	278,385
Baxter International, Inc.	4,505	252,911
Gilead Sciences, Inc.	6,119	237,417
Celgene Corp.*	3,638	225,265
Allergan, Inc.	2,435	200,595
WellPoint, Inc.	2,858	186,570
Biogen Idec, Inc.*	1,920	178,848
Covidien plc	3,903	172,122
Thermo Fisher Scientific, Inc.*	3,030	153,439
Express Scripts, Inc. — Class A*	3,878	143,757
Medco Health Solutions, Inc.	3,058	143,390
McKesson Corp.	1,953	141,983
Becton Dickinson and Co.	1,723	126,330
Stryker Corp.	2,614	123,198
Cardinal Health, Inc.	2,735	114,542
Intuitive Surgical, Inc.	309	112,562
Aetna, Inc.	2,961	107,632
Humana, Inc.	1,326	96,440
St. Jude Medical, Inc.	2,614	94,601
CIGNA Corp.	2,140	89,752
Agilent Technologies, Inc.*	2,754	86,062
Zimmer Holdings, Inc.*	1,506	80,571
AmerisourceBergen Corp. — Class A	2,139	79,721
Cerner Corp.*	1,150	78,798
Boston Scientific Corp.*	12,148	71,795
Watson Pharmaceuticals, Inc.*	992	67,704
Forest Laboratories, Inc.*	2,179	67,091
Edwards Lifesciences Corp.*	904	64,437
Laboratory Corporation of America Holdings*	800	63,240
Quest Diagnostics, Inc.	1,250	61,700
CR Bard, Inc.	678	59,352
Mylan, Inc.*	3,380	57,460
Waters Corp.*	728	54,957

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 23

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011

S&P 500 FUND

	Shares	Value

Life Technologies Corp.*	1,430	$54,955
Cephalon, Inc.*	604	48,743
Hospira, Inc.*	1,311	48,507
Varian Medical Systems, Inc.*	923	48,144
DaVita, Inc.*	744	46,626
CareFusion Corp.*	1,768	42,344
DENTSPLY International, Inc.	1,125	34,526
Coventry Health Care, Inc.*	1,180	33,996
Patterson Companies, Inc.	746	21,358
PerkinElmer, Inc.	895	17,193
Tenet Healthcare Corp.*	3,761	15,533

Total Health Care		9,915,923

CONSUMER STAPLES - 7.2%
Procter & Gamble Co.	21,801	1,377,387
Coca-Cola Co.	18,216	1,230,673
Philip Morris International, Inc.	13,941	869,640
PepsiCo, Inc.	12,558	777,340
Wal-Mart Stores, Inc.	13,951	724,057
Kraft Foods, Inc. — Class A	14,016	470,657
Altria Group, Inc.	16,438	440,703
CVS Caremark Corp.	10,674	358,433
Colgate-Palmolive Co.	3,860	342,305
Costco Wholesale Corp.	3,478	285,613
Walgreen Co.	7,183	236,249
Kimberly-Clark Corp.	3,101	220,202
General Mills, Inc.	5,130	197,351
Archer-Daniels-Midland Co.	5,358	132,932
HJ Heinz Co.	2,543	128,371
Lorillard, Inc.	1,099	121,659
Sysco Corp.	4,695	121,600
Mead Johnson Nutrition Co. — Class A	1,620	111,505
Kroger Co.	4,798	105,364
Kellogg Co.	1,970	104,784
Reynolds American, Inc.	2,675	100,259
Whole Foods Market, Inc.	1,250	81,638
ConAgra Foods, Inc.	3,288	79,635
Estee Lauder Companies, Inc. — Class A	895	78,617
Sara Lee Corp.	4,668	76,322
Hershey Co.	1,225	72,569
Clorox Co.	1,035	68,652
Avon Products, Inc.	3,420	67,032
Dr Pepper Snapple Group, Inc.	1,719	66,663
Beam, Inc.	1,218	65,869
JM Smucker Co.	901	65,674
Coca-Cola Enterprises, Inc.	2,529	62,922
Brown-Forman Corp. — Class B	801	56,182
Molson Coors Brewing Co. — Class B	1,284	50,859
McCormick & Company, Inc.	1,040	48,006
Safeway, Inc.	2,776	46,165
Campbell Soup Co.	1,425	46,127
Tyson Foods, Inc. — Class A	2,347	40,744
Hormel Foods Corp.	1,105	29,857
Constellation Brands, Inc. — Class A*	1,460	26,280
Dean Foods Co.*	1,460	12,950
SUPERVALU, Inc.	1,685	11,222

Total Consumer Staples		9,611,069

ENERGY - 7.2%
Exxon Mobil Corp.	38,579	2,801,993
Chevron Corp.	15,895	1,470,605
ConocoPhillips	10,889	689,491
Schlumberger Ltd.	10,708	639,589
Occidental Petroleum Corp.	6,448	461,032
Anadarko Petroleum Corp.	3,950	249,047
Apache Corp.	3,040	243,930
Halliburton Co.	7,296	222,674
Devon Energy Corp.	3,305	183,229
National Oilwell Varco, Inc.	3,361	172,150
Baker Hughes, Inc.	3,461	159,760
EOG Resources, Inc.	2,120	150,541
Chesapeake Energy Corp.	5,228	133,575
Spectra Energy Corp.	5,155	126,452
Hess Corp.	2,400	125,904
Marathon Oil Corp.	5,658	122,100
Williams Companies, Inc.	4,668	113,619
El Paso Corp.	6,098	106,593
Noble Energy, Inc.	1,392	98,554
Southwestern Energy Co.*	2,754	91,791
Cameron International Corp.*	1,948	80,920
Valero Energy Corp.	4,533	80,597
Marathon Petroleum Corp.	2,830	76,580
Range Resources Corp.	1,281	74,887
Peabody Energy Corp.	2,153	72,944
FMC Technologies, Inc.*	1,908	71,741
Murphy Oil Corp.	1,530	67,565
Equities Corp.	1,180	62,965
Consol Energy, Inc.	1,794	60,870
Pioneer Natural Resources Co.	923	60,706
Noble Corp.	2,004	58,817
Cabot Oil & Gas Corp.	829	51,323
Newfield Exploration Co.*	1,038	41,198
QEP Resources, Inc.	1,402	37,952
Denbury Resources, Inc.*	3,185	36,628
Helmerich & Payne, Inc.	853	34,632
Alpha Natural Resources, Inc.*	1,790	31,665
Rowan Companies, Inc.*	1,004	30,311
Diamond Offshore Drilling, Inc.	552	30,216
Sunoco, Inc.	929	28,808
Nabors Industries Ltd.*	2,280	27,953
Tesoro Corp.	1,138	22,157

Total Energy		9,504,064

CONSUMER DISCRETIONARY - 6.5%
McDonald’s Corp.	8,190	719,246
Amazon.com, Inc.*	2,880	622,742
Comcast Corp. — Class A	21,812	455,871

24 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011

S&P 500 FUND

	Shares	Value

Walt Disney Co.	14,722	$444,016
Home Depot, Inc.	12,412	407,982
Ford Motor Co.*	30,146	291,512
News Corp. — Class A	18,138	280,595
Target Corp.	5,353	262,511
NIKE, Inc. — Class B	3,010	257,385
Time Warner, Inc.	8,289	248,421
DIRECTV — Class A*	5,855	247,374
Starbucks Corp.	5,915	220,570
Lowe’s Companies, Inc.	9,999	193,381
Yum! Brands, Inc.	3,685	182,002
Priceline.com, Inc.	394	177,087
Viacom, Inc. — Class B	4,554	176,422
TJX Companies, Inc.	3,023	167,686
Time Warner Cable, Inc. — Class A	2,577	161,501
Johnson Controls, Inc.	5,390	142,134
Coach, Inc.	2,290	118,691
Bed Bath & Beyond, Inc.*	1,941	111,239
Carnival Corp.	3,660	110,898
Kohl’s Corp.	2,228	109,395
CBS Corp. — Class B	5,310	108,218
McGraw-Hill Companies, Inc.	2,394	98,154
Macy’s, Inc.	3,390	89,225
VF Corp.	683	82,998
Discovery Communications, Inc. — Class A*	2,173	81,748
Omnicom Group, Inc.	2,217	81,674
Limited Brands, Inc.	1,963	75,595
Staples, Inc.	5,623	74,786
Chipotle Mexican Grill, Inc. — Class A*	244	73,920
O’Reilly Automotive, Inc.*	1,080	71,960
Ross Stores, Inc.	914	71,923
Wynn Resorts Ltd.	619	71,235
Mattel, Inc.	2,722	70,473
AutoZone, Inc.*	220	70,222
Ralph Lauren Corp. — Class A	500	64,850
Harley-Davidson, Inc.	1,880	64,540
Genuine Parts Co.	1,239	62,941
Tiffany & Co.	1,003	61,002
Marriott International, Inc. — Class A	2,239	60,990
Starwood Hotels & Resorts Worldwide, Inc.	1,529	59,356
Nordstrom, Inc.	1,292	59,019
Best Buy Company, Inc.	2,406	56,060
Family Dollar Stores, Inc.	949	48,266
Netflix, Inc.*	415	46,961
Darden Restaurants, Inc.	1,069	45,700
The Gap, Inc.	2,753	44,709
CarMax, Inc.*	1,790	42,691
Abercrombie & Fitch Co. — Class A	685	42,169
Expedia, Inc.	1,549	39,887
Apollo Group, Inc. — Class A	972	38,501
Wyndham Worldwide Corp.	1,305	37,206
International Game Technology	2,363	34,334
H&R Block, Inc.	2,428	32,317
Hasbro, Inc.	955	31,143
JC Penney Company, Inc.	1,133	30,342
Whirlpool Corp.	590	29,447
Scripps Networks Interactive, Inc. — Class A	773	28,732
Cablevision Systems Corp. — Class A	1,781	28,015
Newell Rubbermaid, Inc.	2,314	27,467
Interpublic Group of Companies, Inc.	3,799	27,353
GameStop Corp. — Class A*	1,103	25,479
Leggett & Platt, Inc.	1,123	22,224
Urban Outfitters, Inc.*	936	20,892
DR Horton, Inc.	2,207	19,951
Goodyear Tire & Rubber Co.*	1,939	19,564
Big Lots, Inc.*	521	18,146
Gannett Company, Inc.	1,900	18,107
DeVry, Inc.	480	17,741
Sears Holdings Corp.*	304	17,486
Lennar Corp. — Class A	1,273	17,236
Harman International Industries, Inc.	550	15,719
AutoNation, Inc.*	389	12,751
Washington Post Co. — Class B	38	12,425
Pulte Group, Inc.*	2,664	10,523

Total Consumer Discretionary		8,623,034

INDUSTRIALS - 6.3%
General Electric Co.	84,103	1,281,730
United Technologies Corp.	7,209	507,225
United Parcel Service, Inc. — Class B	7,780	491,307
3M Co.	5,621	403,532
Caterpillar, Inc.	5,125	378,430
Boeing Co.	5,875	355,496
Union Pacific Corp.	3,872	316,226
Honeywell International, Inc.	6,203	272,374
Emerson Electric Co.	5,905	243,936
Deere & Co.	3,285	212,112
Danaher Corp.	4,511	189,191
Precision Castparts Corp.	1,138	176,913
FedEx Corp.	2,510	169,877
Norfolk Southern Corp.	2,759	168,354
General Dynamics Corp.	2,866	163,047
CSX Corp.	8,695	162,336
Illinois Tool Works, Inc.	3,898	162,157
Lockheed Martin Corp.	2,184	158,646
Tyco International Ltd.	3,681	150,001
Cummins, Inc.	1,549	126,491
Waste Management, Inc.	3,740	121,774
Goodrich Corp.	990	119,473

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 25

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011

S&P 500 FUND

	Shares	Value

Northrop Grumman Corp.	2,210	$115,274
Raytheon Co.	2,804	114,599
PACCAR, Inc.	2,890	97,740
Eaton Corp.	2,700	95,850
CH Robinson Worldwide, Inc.	1,303	89,216
Fastenal Co.	2,344	78,008
Parker Hannifin Corp.	1,226	77,397
Ingersoll-Rand plc	2,630	73,877
Republic Services, Inc.	2,533	71,076
WW Grainger, Inc.	470	70,284
Dover Corp.	1,469	68,455
Expeditors International of Washington, Inc.	1,678	68,043
Stanley Black & Decker, Inc.	1,330	65,303
Fluor Corp.	1,378	64,146
Rockwell Collins, Inc.	1,215	64,103
Rockwell Automation, Inc.	1,135	63,560
ITT Corp.	1,470	61,740
Stericycle, Inc.*	680	54,890
Roper Industries, Inc.	760	52,372
Joy Global, Inc.	830	51,775
L-3 Communications Holdings, Inc.	835	51,745
Southwest Airlines Co.	6,380	51,295
Iron Mountain, Inc.	1,610	50,908
Pall Corp.	915	38,796
Textron, Inc.	2,197	38,755
Jacobs Engineering Group, Inc.*	1,000	32,290
Flowserve Corp.	433	32,042
Quanta Services, Inc.*	1,683	31,624
Pitney Bowes, Inc.	1,606	30,193
Equifax, Inc.	966	29,695
First Solar, Inc.*	469	29,645
Cintas Corp.	883	24,848
Robert Half International, Inc.	1,148	24,361
Dun & Bradstreet Corp.	386	23,646
Avery Dennison Corp.	840	21,067
RR Donnelley & Sons Co.	1,488	21,011
Snap-on, Inc.	460	20,424
Masco Corp.	2,840	20,221
Ryder System, Inc.	400	15,004

Total Industrials		8,415,906

UTILITIES - 2.4%
Southern Co.	6,800	288,116
Dominion Resources, Inc.	4,513	229,125
Exelon Corp.	5,260	224,129
Duke Energy Corp.	10,568	211,254
NextEra Energy, Inc.	3,345	180,697
FirstEnergy Corp.	3,314	148,832
American Electric Power Company, Inc.	3,830	145,617
PG&E Corp.	3,180	134,546
Public Service Enterprise Group, Inc.	4,013	133,914
Consolidated Edison, Inc.	2,320	132,286
PPL Corp.	4,578	130,656
Progress Energy, Inc.	2,340	121,025
Edison International	2,585	98,876
Sempra Energy	1,898	97,747
Xcel Energy, Inc.	3,840	94,810
Entergy Corp.	1,402	92,939
CenterPoint Energy, Inc.	3,378	66,276
DTE Energy Co.	1,340	65,687
Constellation Energy Group, Inc.	1,590	60,515
Wisconsin Energy Corp.	1,850	57,886
Ameren Corp.	1,915	57,010
Oneok, Inc.	822	54,285
AES Corp.*	5,210	50,850
NiSource, Inc.	2,230	47,677
Northeast Utilities	1,402	47,177
NRG Energy, Inc.*	1,915	40,617
CMS Energy Corp.	1,990	39,382
SCANA Corp.	913	36,931
Pinnacle West Capital Corp.	860	36,928
Pepco Holdings, Inc.	1,790	33,867
Integrys Energy Group, Inc.	610	29,658
TECO Energy, Inc.	1,710	29,292
Nicor, Inc.	358	19,694

Total Utilities		3,238,301

MATERIALS - 2.1%
EI du Pont de Nemours & Co.	7,400	295,778
Monsanto Co.	4,240	254,570
Newmont Mining Corp.	3,915	246,253
Freeport-McMoRan Copper & Gold, Inc.	7,515	228,832
Praxair, Inc.	2,401	224,445
Dow Chemical Co.	9,370	210,450
Air Products & Chemicals, Inc.	1,675	127,920
Mosaic Co.	2,195	107,489
Ecolab, Inc.	1,838	89,860
PPG Industries, Inc.	1,244	87,901
Alcoa, Inc.	8,438	80,752
International Paper Co.	3,468	80,631
Nucor Corp.	2,512	79,480
CF Industries Holdings, Inc.	568	70,086
Sigma-Aldrich Corp.	972	60,060
Cliffs Natural Resources, Inc.	1,158	59,255
Sherwin-Williams Co.	700	52,024
Ball Corp.	1,291	40,047
FMC Corp.	568	39,283
Eastman Chemical Co.	557	38,171
International Flavors & Fragrances, Inc.	640	35,981
Airgas, Inc.	540	34,463
MeadWestvaco Corp.	1,356	33,303
Allegheny Technologies, Inc.	845	31,257
Vulcan Materials Co.	1,023	28,194
United States Steel Corp.	1,138	25,047
Bemis Company, Inc.	821	24,063
Sealed Air Corp.	1,270	21,209

26 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2011
S&P 500 FUND

	Shares	Value

Owens-Illinois, Inc.	1,295	$19,580
Titanium Metals Corp.	659	9,872
AK Steel Holding Corp.	873	5,709

Total Materials		2,741,965

TELECOMMUNICATION SERVICES - 2.0%
AT&T, Inc.	47,016	1,340,896
Verizon Communications, Inc.	22,456	826,381
American Tower Corp. — Class A*	3,138	168,824
CenturyLink, Inc.	4,890	161,957
Sprint Nextel Corp.*	23,764	72,243
Frontier Communications Corp.	7,896	48,245
Windstream Corp.	4,043	47,141
MetroPCS Communications, Inc.*	2,320	20,207

Total Telecommunication Services		2,685,894

Total Common Stocks (Cost $62,693,463)		81,685,121

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 26.6%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	$19,115,609	19,115,609
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	9,454,114	9,454,114
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	6,718,843	6,718,843

Total Repurchase Agreements (Cost $35,288,566)		35,288,566

Total Investments — 88.2% (Cost $97,982,029)		$116,973,687

Cash & Other Assets, Less Liabilities — 11.8%		15,712,554

Total Net Assets — 100.0%		$132,686,241

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED†
December 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $11,889,850)	211	$(281,778)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2011 S&P 500 Index Swap, Terminating 10/24/11[2] (Notional Value $2,598,578)	2,297	$(10,821)
Barclays Bank plc October 2011 S&P 500 Index Swap, Terminating 10/31/11[2] (Notional Value $721,487)	638	(18,495)
Credit Suisse Capital, LLC October 2011 S&P 500 Index Swap, Terminating 10/31/11[2] (Notional Value $23,718,815)	20,964	(192,339)
Goldman Sachs International October 2011 S&P 500 Index Swap, Terminating 10/27/11[2] (Notional Value $11,973,742)	10,583	(322,801)

(Total Notional Value $39,012,622)		$(544,456)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

1	Repurchase Agreements — See Note 5.

2	Total Return based on S&P 500 Index +/- financing at a variable rate. plc — Public Limited Company REIT — Real Estate Investment Trust

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 27

S&P 500 FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $62,693,463)	$81,685,121
Repurchase agreements, at value (cost $35,288,566)	35,288,566
Segregated cash with broker	8,049,749
Receivable for swap settlement	243,893
Cash	577
Receivables:
Fund shares sold	26,986,007
Dividends	111,019

Total assets	152,364,932

Liabilities:
Unrealized depreciation on swap agreements	544,456
Payable for:
Fund shares redeemed	15,424,287
Securities purchased	2,907,011
Management fees	73,327
Distribution and service fees	30,301
Transfer agent and administrative fees	24,442
Portfolio accounting fees	9,777
Miscellaneous	665,090

Total liabilities	19,678,691

Net assets	$132,686,241

Net assets consist of:
Paid in capital	$175,189,676
Undistributed net investment income	69,584
Accumulated net realized loss on investments	(60,738,443)
Net unrealized appreciation on investments	18,165,424

Net assets	$132,686,241

A-Class:
Net assets	$10,889,762
Capital shares outstanding	482,183
Net asset value per share	$22.58

Maximum offering price per share (Net asset value divided by 95.25%)	$23.71

C-Class:
Net assets	$8,045,860
Capital shares outstanding	371,882
Net asset value per share	$21.63

H-Class:
Net assets	$113,750,619
Capital shares outstanding	5,038,827
Net asset value per share	$22.57

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $12)	$1,311,591
Interest	2,288

Total investment income	1,313,879

Expenses:
Management fees	592,768
Transfer agent and administrative fees	197,589
Distribution and service fees:
A-Class	14,364
C-Class	50,487
H-Class	170,603
Portfolio accounting fees	78,960
Trustees’ fees*	7,248
Miscellaneous	132,276

Total expenses	1,244,295

Net investment income	69,584

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(8,128,762)
Swap agreements	(4,487,772)
Futures contracts	(4,104,385)

Net realized loss	(16,720,919)

Net change in unrealized appreciation (depreciation) on:
Investments	(12,629,866)
Swap agreements	(1,075,576)
Futures contracts	(692,456)

Net change in unrealized appreciation (depreciation)	(14,397,898)

Net realized and unrealized loss	(31,118,817)

Net decrease in net assets resulting from operations	$(31,049,233)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

28 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

S&P 500 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$69,584	$(645,887)
Net realized gain (loss) on investments	(16,720,919)	9,714,709
Net change in unrealized appreciation (depreciation) on investments	(14,397,898)	(463,472)

Net increase (decrease) in net assets resulting from operations	(31,049,233)	8,605,350

Distributions to shareholders from:
Net investment income
A-Class	—	(110)
C-Class	—	(114)
H-Class	—	(1,766)

Total distributions to shareholders	—	(1,990)

Capital share transactions:
Proceeds from sale of shares
A-Class	75,068,848	69,882,666
C-Class	92,149,713	206,181,020
H-Class	795,575,445	1,555,991,786
Distributions reinvested
A-Class	—	85
C-Class	—	102
H-Class	—	1,759
Cost of shares redeemed
A-Class	(72,341,910)	(104,986,027)
C-Class	(92,694,904)	(208,236,521)
H-Class	(903,432,524)	(1,509,988,670)

Net increase (decrease) from capital share transactions	(105,675,332)	8,846,200

Net increase (decrease) in net assets	(136,724,565)	17,449,560
Net assets:
Beginning of period	269,410,806	251,961,246

End of period	$132,686,241	$269,410,806

Accumulated/(Undistributed) net investment income/(loss) at end of period	$69,584	$—

Capital share activity:
Shares sold
A-Class	3,024,307	2,964,621
C-Class	3,818,143	8,931,270
H-Class	31,785,397	65,387,409
Shares issued from reinvestment of distributions
A-Class	—	3
C-Class	—	4
H-Class	—	72
Shares redeemed
A-Class	(2,931,683)	(4,572,700)
C-Class	(3,841,072)	(9,045,576)
H-Class	(36,185,281)	(64,329,954)

Net decrease in shares	(4,330,189)	(664,851)

See Notes to Financial Statements.	the | RYDEX SGI series funds semi-annual report | 29

S&P 500 FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007[b]

Per Share Data
Net asset value, beginning of period	$26.41	$23.18	$15.79	$25.92	$27.32	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	.03	(.06)	.07	.12	.52	.30
Net gain (loss) on investments (realized and unrealized)	(3.86)	3.29	7.43	(10.21)	(1.78)	2.53

Total from investment operations	(3.83)	3.23	7.50	(10.09)	(1.26)	2.83

Less distributions from:
Net investment income	—	(—)[e]	(.11)	(.04)	(.14)	(.11)
Net realized gains	—	—	—	—	—	(.40)

Total distributions	—	(—)[e]	(.11)	(.04)	(.14)	(.51)

Net asset value, end of period	$22.58	$26.41	$23.18	$15.79	$25.92	$27.32

Total Return[d]	(14.50%)	13.94%	47.55%	(38.95%)	(4.68%)	11.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,890	$10,288	$46,312	$29,409	$2,358	$2,063

Ratios to average net assets:
Net investment income (loss)	0.24%	(0.25%)	0.34%	0.68%	1.86%	1.35%
Total expenses	1.53%	1.54%	1.53%	1.52%	1.51%	1.55%

Portfolio turnover rate	58%	202%	58%	168%	396%	119%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007[b]

Per Share Data
Net asset value, beginning of period	$25.41	$22.50	$15.44	$25.55	$27.15	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.08)	(.27)	(.08)	(.02)	.18	.19
Net gain (loss) on investments (realized and unrealized)	(3.70)	3.18	7.25	(10.05)	(1.64)	2.47

Total from investment operations	(3.78)	2.91	7.17	(10.07)	(1.46)	2.66

Less distributions from:
Net investment income	—	(—)[e]	(.11)	(.04)	(.14)	(.11)
Net realized gains	—	—	—	—	—	(.40)

Total distributions	—	(—)[e]	(.11)	(.04)	(.14)	(.51)

Net asset value, end of period	$21.63	$25.41	$22.50	$15.44	$25.55	$27.15

Total Return[d]	(14.88%)	12.93%	46.49%	(39.43%)	(5.45%)	10.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,046	$10,032	$11,456	$7,295	$7,836	$1,971

Ratios to average net assets:
Net investment income (loss)	(0.65%)	(1.11%)	(0.41%)	(0.08%)	0.67%	0.84%
Total expenses	2.28%	2.29%	2.28%	2.28%	2.25%	2.25%

Portfolio turnover rate	58%	202%	58%	168%	396%	119%

30 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

S&P 500 FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011[a]	2011	2010	2009	2008	2007b p

Per Share Data
Net asset value, beginning of period	$26.39	$23.17	$15.78	$25.90	$27.31	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	.02	(.09)	.06	.13	.39	.30
Net gain (loss) on investments (realized and unrealized)	(3.84)	3.31	7.44	(10.21)	(1.66)	2.52

Total from investment operations	(3.82)	3.22	7.50	(10.08)	(1.27)	2.82

Less distributions from:
Net investment income	—	(—)[e]	(.11)	(.04)	(.14)	(.11)
Net realized gains	—	—	—	—	—	(.40)

Total distributions	—	(—)[e]	(.11)	(.04)	(.14)	(.51)

Net asset value, end of period	$22.57	$26.39	$23.17	$15.78	$25.90	$27.31

Total Return[d]	(14.48%)	13.90%	47.58%	(38.94%)	(4.72% )	11.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$113,751	$249,090	$194,193	$139,759	$78,963	$6,374

Ratios to average net assets:
Net investment income (loss)	0.13%	(0.37%)	0.29%	0.64%	1.40%	1.33%
Total expenses	1.53%	1.54%	1.53%	1.53%	1.48%	1.54%

Portfolio turnover rate	58%	202%	58%	168%	396%	119%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: May 31, 2006. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Less than $0.01 per share.

See Notes to Financial Statements.	the RYDEX|SGI series funds semi-annual report | 31

FUND PROFILE (Unaudited)	September 30, 2011
INVERSE S&P 500 STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Inception Dates:

Investor Class	January 7, 1994
Advisor Class	August 5, 1998
A-Class	March 31, 2004
C-Class	March 15, 2001
The Fund invests principally in derivative investments such as swap agreements and futures contracts.
32 | the RYDEX | SGI series funds semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

INVERSE S&P 500 STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 48.7%
Fannie Mae[1]
0.19% due 12/01/11	$25,000,000	$24,999,175
0.10% due 12/12/11	25,000,000	24,999,025
0.10% due 12/14/11	25,000,000	24,999,000
0.14% due 02/17/12	15,000,000	14,998,860
0.19% due 05/01/12	10,000,000	9,997,070
Freddie Mac[1]
0.11% due 02/06/12	25,000,000	24,998,250
0.09% due 02/21/12	25,000,000	24,998,050
0.08% due 05/18/12	10,000,000	9,996,830
Federal Farm Credit Bank[2]
0.14% due 05/15/12	15,000,000	14,995,320
Federal Home Loan Bank[2]
0.06% due 05/01/12	10,000,000	9,997,070

Total Federal Agency Discount Notes (Cost $184,921,587)		184,978,650

FEDERAL AGENCY NOTES†† - 7.9%
Federal Home Loan Bank[2]
0.13% due 05/15/12	20,000,000	19,983,380
0.30% due 10/14/11	10,000,000	10,000,580

Total Federal Agency Notes (Cost $29,993,447)		29,983,960

REPURCHASE AGREEMENTS††,3 - 29.8%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	61,223,137	61,223,137
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	30,279,472	30,279,472
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	21,518,993	21,518,993

Total Repurchase Agreements (Cost $113,021,602)		113,021,602

Total Investments — 86.4% (Cost $327,936,636)		$327,984,212

Cash & Other Assets,
Less Liabilities — 13.6%		51,720,848

Total Net Assets — 100.0%		$379,705,060

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS SOLD SHORT†
December 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $131,126,450)	2,327	$5,912,834

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††

Goldman Sachs International October 2011 S&P 500 Index Swap, Terminating 10/27/11[4] (Notional Value $127,636,620)	112,811	$2,288,078
Credit Suisse Capital, LLC October 2011 S&P 500 Index Swap, Terminating 10/31/11[4] (Notional Value $110,715,425)	97,855	2,204,357
Barclays Bank plc October 2011 S&P 500 Index Swap, Terminating 10/31/11[4] (Notional Value $3,362,174)	2,972	86,144
Morgan Stanley Capital Services, Inc. October 2011 S&P 500 Index Swap, Terminating 10/24/11[4] (Notional Value $6,390,622)	5,648	15,242

(Total Notional Value $248,104,841 )		$4,593,821

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements — See Note 5.

[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 33

INVERSE S&P 500 STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $214,915,034)	$214,962,610
Repurchase agreements, at value (cost $113,021,602)	113,021,602
Segregated cash with broker	44,354,985
Unrealized appreciation on swap agreements	4,593,821
Receivable for swap settlement	2,315
Receivables:
Variation margin	3,409,055
Fund shares sold	1,729,551
Interest	32,263

Total assets	382,106,202

Liabilities:
Payable for:
Fund shares redeemed	1,831,639
Management fees	267,743
Transfer agent and administrative fees	74,373
Portfolio accounting fees	27,449
Distribution and service fees	18,373
Miscellaneous	181,565

Total liabilities	2,401,142

Net Assets	$379,705,060

Net Assets Consist of:
Paid in capital	$727,051,958
Accumulated net investment loss	(1,455,492)
Accumulated net realized loss on investments	(356,445,637)
Net unrealized appreciation on investments	10,554,231

Net assets	$379,705,060

Investor Class:
Net assets	$335,339,972
Capital shares outstanding	10,546,670
Net asset value per share	$31.79

Advisor Class:
Net assets	19,968,048
Capital shares outstanding	678,771
Net asset value per share	$29.41

A-Class:
Net assets	11,394,355
Capital shares outstanding	381,255
Net asset value per share	$29.88

Maximum offering price per share (Net asset value divided by 95.25%)	$31.37

C-Class:
Net assets	13,002,685
Capital shares outstanding	458,733
Net asset value per share	$28.34

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2011

Investment Income:
Interest	$107,142

Total investment income	107,142

Expenses:
Management fees	930,806
Transfer agent and administrative fees	258,557
Distribution and service fees:
Advisor Class	23,148
A-Class	13,091
C-Class	57,440
Portfolio accounting fees	100,549
Trustees’ fees*	5,626
Miscellaneous	173,417

Total expenses	1,562,634

Net investment loss	(1,455,492)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	10,216,612
Futures contracts	(2,915,729)

Net realized gain	7,300,883

Net change in unrealized appreciation (depreciation) on:
Investments	29,312
Swap agreements	5,604,246
Futures contracts	6,281,765

Net change in unrealized appreciation (depreciation)	11,915,323

Net realized and unrealized gain	19,216,206

Net increase in net assets resulting from operations	$17,760,714

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

INVERSE S&P 500 STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(1,455,492)	$(3,367,949)
Net realized gain (loss) on investments	7,300,883	(58,643,611)
Net change in unrealized appreciation (depreciation) on investments	11,915,323	5,102,624

Net increase (decrease) in net assets resulting from operations	17,760,714	(56,908,936)

Distributions To Shareholders:	—	—

Capital Share Transactions:
Proceeds From Sale Of Shares
Investor Class	560,428,446	642,700,913
Advisor Class	64,770,259	80,481,458
A-Class	52,215,143	48,429,821
C-Class	13,199,989	27,104,532
Cost Of Shares Redeemed
Investor Class	(359,452,880)	(649,407,835)
Advisor Class	(51,920,816)	(78,781,983)
A-Class	(45,785,073)	(69,617,663)
C-Class	(13,200,579)	(27,946,527)

Net increase (decrease) from capital share transactions	220,254,489	(27,037,284)

Net increase (decrease) in net assets	238,015,203	(83,946,220)
Net Assets:
Beginning of period	141,689,857	225,636,077

End of period	$379,705,060	$141,689,857

Accumulated net investment loss at end of period	$(1,455,492)	$—

Capital Share Activity:
Shares sold
Investor Class	18,574,649	18,633,323
Advisor Class	2,331,277	2,527,217
A-Class	1,839,186	1,480,123
C-Class	497,294	886,722
Shares redeemed
Investor Class	(12,182,777)	(19,464,630)
Advisor Class	(1,895,874)	(2,583,534)
A-Class	(1,645,439)	(2,173,401)
C-Class	(501,366)	(939,419)

Net increase (decrease) in shares	7,016,950	(1,633,599)

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 35

INVERSE S&P 500 STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011[a]	2011	2010	2009	2008	2007[e,f]

Per Share Data
Net asset value, beginning of period	$28.50	$34.38	$54.23	$40.00	$37.85	$40.30

Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.41)	(.47)	.12	.93	(.20)
Net gain (loss) on investments (realized and unrealized)	3.49	(5.47)	(19.32)	14.94	2.74	(1.15)

Total from investment operations	3.29	(5.88)	(19.79)	15.06	3.67	(1.35)

Less distributions from:
Net investment income	—	—	(.06)	(.83)	(1.52)	(1.10)

Total distributions	—	—	(.06)	(.83)	(1.52)	(1.10)

Net asset value, end of period	$31.79	$28.50	$34.38	$54.23	$40.00	$37.85

Total Return[c]	11.54%	(17.10% )	(36.51% )	37.66%	10.24%	(3.26%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$335,340	$118,410	$171,423	$217,740	$223,044	$293,092

Ratios to average net assets:
Net investment income (loss)	(1.32%)	(1.22%)	(1.16%)	0.25%	3.08%	3.85%
Total expenses	1.42%	1.44%	1.43%	1.43%	1.41%	1.36%

Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011[a]	2011	2010	2009	2008	2007[c,f]

Per Share Data
Net asset value, beginning of period	$26.44	$32.06	$50.83	$37.72	$36.00	$38.55

Income (loss) from investment operations:
Net investment income (loss)[b]	(.25)	(.54)	(.63)	(.13)	.73	(.35)
Net gain (loss) on investments (realized and unrealized)	3.22	(5.08)	(18.08)	14.07	2.51	(1.10)

Total from investment operations	2.97	(5.62)	(18.71)	13.94	3.24	(1.45)

Less distributions from:
Net investment income	—	—	(.06)	(.83)	(1.52)	(1.10)

Total distributions	—	—	(.06)	(.83)	(1.52)	(1.10)

Net asset value, end of period	$29.41	$26.44	$32.06	$50.83	$37.72	$36.00

Total Return[c]	11.23%	(17.53% )	(36.82% )	36.96%	9.56%	(3.67%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,968	$6,434	$9,607	$15,305	$11,131	$22,712

Ratios to average net assets:
Net investment income (loss)	(1.82%)	(1.72%)	(1.63%)	(0.30%)	2.64%	3.34%
Total expenses	1.92%	1.93%	1.93%	1.93%	1.92%	1.87%

Portfolio turnover rate	—	—	—	—	—	—

36 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

INVERSE S&P 500 STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007[e,f]

Per Share Data
Net asset value, beginning of period	$26.82	$32.43	$51.30	$37.97	$36.10	$38.60

Income (loss) from investment operations:
Net investment income (loss)[b]	(.22)	(.48)	(.53)	— [d]	.81	(.25)
Net gain (loss) on investments (realized and unrealized)	3.28	(5.13)	(18.28)	14.16	2.58	(1.15)

Total from investment operations	3.06	(5.61)	(18.81)	14.16	3.39	(1.40)

Less distributions from:
Net investment income	—	—	(.06)	(.83)	(1.52)	(1.10)

Total distributions	—	—	(.06)	(.83)	(1.52)	(1.10)

Net asset value, end of period	$29.88	$26.82	$32.43	$51.30	$37.97	$36.10

Total Return[c]	11.41%	(17.30% )	(36.68% )	37.30%	9.95%	(3.53%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,394	$5,029	$28,565	$18,381	$9,344	$11,388

Ratios to average net assets:
Net investment income (loss)	(1.57%)	(1.47%)	(1.42%)	0.00%	2.83%	3.60%
Total expenses	1.67%	1.68%	1.67%	1.68%	1.66%	1.61%

Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007[e,f]

Per Share Data
Net asset value, beginning of period	$25.53	$31.12	$49.59	$37.00	$35.50	$38.25

Income (loss) from investment operations:
Net investment income (loss)[b]	(.30)	(.67)	(.79)	(.28)	.58	(.55)
Net gain (loss) on investments (realized and unrealized)	3.11	(4.92)	(17.62)	13.70	2.44	(1.10)

Total from investment operations	2.81	(5.59)	(18.41)	13.42	3.02	(1.65)

Less distributions from:
Net investment income	—	—	(.06)	(.83)	(1.52)	(1.10)

Total distributions	—	—	(.06)	(.83)	(1.52)	(1.10)

Net asset value, end of period	$28.34	$25.53	$31.12	$49.59	$37.00	$35.50

Total Return[c]	11.01%	(17.96% )	(37.14% )	36.27%	9.07%	(4.22%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,003	$11,817	$16,041	$19,674	$32,299	$42,651

Ratios to average net assets:
Net investment income (loss)	(2.31%)	(2.23%)	(2.15%)	(0.67%)	2.14%	2.85%
Total expenses	2.42%	2.44%	2.43%	2.43%	2.41%	2.36%

Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Less than $0.01 per share.

[e]	Reverse share splits — Per share amounts for the year ended March 31, 2007 have been restated to reflect a 1:5 reverse share split effective April 23, 2007.

[f]	Prior to April 1, 2007, the Fund operated under a Master-Feeder Structure. Ratios represent combined net investment income of the former Master Portfolio and the Fund. Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended March 31, 2007.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 37

FUND PRO FILE (Unaudited)
September 30, 2011
NASDAQ-100® FUND
OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index® (the “underlying index”)
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	February 14,1994
Advisor Class	September 22,1998
A-Class	March 31,2004
C-Class	March 26,2001

Ten Largest Holdings
(% of Total Net Assets)

Apple, Inc.	14.6%
Microsoft Corp.	8.6%
Oracle Corp.	6.0%
Google, Inc. — Class A	5.4%
Intel Corp.	4.6%
Amazon.com, Inc.	4.0%
Cisco Systems, Inc.	3.5%
QUALCOMM, Inc.	3.4%
Amgen, Inc.	2.1%
Comcast Corp. — Class A	1.8%

Top Ten Total	54.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
38 | the RYDEX | SGI series funds semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited) NASDAQ-100® FUND	September 30, 2011

	Shares	Value

COMMON STOCKS† - 97.1%

INFORMATION TECHNOLOGY - 64.0%
Apple, Inc.*	205,060	$78,164,771
Microsoft Corp.	1,853,172	46,125,451
Oracle Corp.	1,118,934	32,158,163
Google, Inc. — Class A	56,233	28,925,131
Intel Corp.	1,161,464	24,774,027
Cisco Systems, Inc.	1,216,580	18,844,824
QUALCOMM, Inc.	371,540	18,067,990
eBay, Inc.*	285,055	8,406,272
Baidu, Inc. ADR*	59,980	6,412,462
Dell, Inc.	403,537	5,710,049
Automatic Data Processing, Inc.	108,864	5,132,938
Cognizant Technology Solutions Corp. — Class A*	67,170	4,211,559
Yahoo!, Inc.*	279,271	3,675,206
Broadcom Corp. — Class A	106,393	3,541,823
Intuit, Inc.	67,238	3,189,771
Applied Materials, Inc.	291,427	3,016,269
Activision Blizzard, Inc.	252,780	3,008,082
NetApp, Inc.*	82,370	2,795,638
Symantec Corp.*	165,831	2,703,045
Adobe Systems, Inc.*	109,238	2,640,283
Check Point Software Technologies Ltd.*	45,920	2,422,739
Research In Motion Ltd.*	115,237	2,339,311
Citrix Systems, Inc.*	41,650	2,271,175
Altera Corp.	71,670	2,259,755
CA, Inc.	111,630	2,166,738
SanDisk Corp.*	52,910	2,134,919
Paychex, Inc.	80,220	2,115,401
Marvell Technology Group Ltd.*	135,237	1,964,994
NVIDIA Corp.*	133,540	1,669,250
Xilinx, Inc.	58,649	1,609,329
Fiserv, Inc.*	31,312	1,589,710
Maxim Integrated Products, Inc.	65,210	1,521,349
Electronic Arts, Inc.*	73,312	1,499,230
BMC Software, Inc.*	38,822	1,496,976
KLA-Tencor Corp.	36,935	1,413,872
Autodesk, Inc.*	50,605	1,405,807
Linear Technology Corp.	50,410	1,393,837
Microchip Technology, Inc.	42,482	1,321,615
F5 Networks, Inc.*	17,856	1,268,669
Micron Technology, Inc.*	222,070	1,119,233
VeriSign, Inc.	36,807	1,053,048
Lam Research Corp.*	27,383	1,040,006
Seagate Technology plc	92,803	954,015
Infosys Ltd. ADR	18,620	950,923
Flextronics International Ltd.*	161,799	910,928
FLIR Systems, Inc.	35,327	884,941
Akamai Technologies, Inc.*	40,785	810,806

Total Information Technology		343,092,330

CONSUMER DISCRETIONARY - 15.9%
Amazon.com, Inc.*	100,407	21,711,006
Comcast Corp. — Class A	462,197	9,659,917
DIRECTV — Class A*	163,895	6,924,564
News Corp. — Class A	404,418	6,256,346
Starbucks Corp.	165,024	6,153,745
Priceline.com, Inc.	11,009	4,948,105
Wynn Resorts Ltd.	27,638	3,180,581
Bed Bath & Beyond, Inc.*	55,137	3,159,902
Staples, Inc.	156,868	2,086,344
Ross Stores, Inc.	25,865	2,035,317
Dollar Tree, Inc.*	26,986	2,026,918
O’Reilly Automotive, Inc.*	30,074	2,003,831
Mattel, Inc.	75,842	1,963,549
Liberty Interactive Corp. — Class A*	126,670	1,870,916
Virgin Media, Inc.	69,516	1,692,715
Expedia, Inc.	55,001	1,416,276
Garmin Ltd.	42,935	1,364,045
Sears Holdings Corp.*	23,646	1,360,118
Sirius XM Radio, Inc.*	873,510	1,319,000
Netflix, Inc.*	11,620	1,314,919
Apollo Group, Inc. — Class A	30,361	1,202,599
Ctrip.com International Ltd. ADR*	32,476	1,044,428
Urban Outfitters, Inc.*	34,839	777,607

Total Consumer Discretionary		85,472,748

HEALTH CARE - 10.7%
Amgen, Inc.	204,403	11,231,945
Gilead Sciences, Inc.	170,636	6,620,677
Celgene Corp.*	101,487	6,284,075
Teva Pharmaceutical Industries Ltd. ADR	154,731	5,759,088
Biogen Idec, Inc.*	53,651	4,997,591
Express Scripts, Inc. — Class A*	107,988	4,003,115
Intuitive Surgical, Inc.	8,644	3,148,836
Alexion Pharmaceuticals, Inc.*	40,820	2,614,929
Cerner Corp.*	37,390	2,561,963
Vertex Pharmaceuticals, Inc.*	46,030	2,050,176
Mylan, Inc.*	94,285	1,602,845
Life Technologies Corp.*	39,921	1,534,164
Henry Schein, Inc.*	20,440	1,267,484
Illumina, Inc.*	27,498	1,125,218
DENTSPLY International, Inc.	31,260	959,370
Warner Chilcott plc — Class A*	56,198	803,631
QIAGEN N.V.*	51,740	715,564

Total Health Care		57,280,671

CONSUMER STAPLES - 2.6%
Costco Wholesale Corp.	96,844	7,952,829
Green Mountain Coffee Roasters, Inc.*	33,867	3,147,599
Whole Foods Market, Inc.	39,191	2,559,564

Total Consumer Staples		13,659,992

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 39

SCHEDULE OF INVESTMENTS (Unaudited) (concluded) NASDAQ-100® FUND	September 30, 2011

	Shares	Value

INDUSTRIALS - 2.5%
PACCAR, Inc.	80,847	$2,734,246
CH Robinson Worldwide, Inc.	36,475	2,497,443
Fastenal Co.	65,280	2,172,518
Expeditors International of
Washington, Inc.	46,910	1,902,201
Stericycle, Inc.*	19,048	1,537,555
Joy Global, Inc.	23,230	1,449,087
First Solar, Inc.*	19,091	1,206,742

Total Industrials		13,499,792

TELECOMMUNICATION SERVICES - 1.1%
Vodafone Group plc ADR	198,780	5,098,707
NII Holdings, Inc.*	37,850	1,020,058

Total Telecommunication Services		6,118,765
MATERIALS - 0.3%

Sigma-Aldrich Corp.	27,000	1,668,330
Total Common Stocks (Cost $296,943,783)		520,792,628

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 2.9%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	$8,458,398	8,458,398
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	4,183,318	4,183,318
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	2,972,997	2,972,997

Total Repurchase Agreements (Cost $15,614,713)		15,614,713

Total Investments — 100.0% (Cost $312,558,496)		$536,407,341

Liabilities, Less Cash & Other Assets — 0.0%		(265,735)

Total Net Assets — 100.0%		$536,141,606

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED†
December 2011 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $4,652,665)	109	$(70,166)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2011 NASDAQ-100 Index Swap, Terminating 10/24/11[2] (Notional Value $413,414)	193	$(13,103)
Barclays Bank plc October 2011 NASDAQ-100 Index Swap, Terminating 10/31/11[2] (Notional Value $1,674,545)	783	(45,828)
Credit Suisse Capital, LLC
October 2011 NASDAQ-100 Index Swap, Terminating 10/31/11[2] (Notional Value $3,154,493)	1,475	(86,237)
Goldman Sachs International
October 2011 NASDAQ-100 Index Swap, Terminating 10/27/11[2] (Notional Value $5,095,255)	2,382	(226,676)

(Total Notional Value $10,337,707 )		$(371,844)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements—See Note 5.

[2]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR — American Depositary Receipt

plc — Public Limited Company

40 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

NASDAQ-100® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2011
Assets:
Investments, at value (cost $296,943,783)	$520,792,628
Repurchase agreements, at value (cost $15,614,713)	15,614,713
Segregated cash with broker	2,196,510
Cash	19,052
Receivables:
Securities sold	19,760,562
Fund shares sold	2,811,000
Dividends	107,791

Total assets	561,302,256

Liabilities:
Unrealized depreciation on swap agreements	371,844
Payable for:
Fund shares redeemed	23,534,163
Management fees	368,515
Transfer agent and administrative fees	122,839
Portfolio accounting fees	39,979
Swap settlement	38,285
Distribution and service fees	18,288
Miscellaneous	666,737

Total liabilities	25,160,650

Net assets	$536,141,606

Net assets consist of:
Paid in capital	$398,408,848
Accumulated net investment loss	(1,344,428)
Accumulated net realized loss on investments	(84,329,649)
Net unrealized appreciation on investments	223,406,835

Net assets	$536,141,606

Investor Class:
Net assets	$506,362,484
Capital shares outstanding	36,370,856
Net asset value per share	$13.92

Advisor Class:
Net assets	$10,800,969
Capital shares outstanding	829,912
Net asset value per share	$13.01

A-Class:
Net assets	$7,309,851
Capital shares outstanding	551,787
Net asset value per share	$13.25

Maximum offering price per share (Net asset value divided by 95.25%)	$13.91

C-Class:
Net assets	$11,668,302
Capital shares outstanding	935,612
Net asset value per share	$12.47

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $500)	$2,844,804
Interest	17,715

Total investment income	2,862,519

Expenses:
Management fees	2,347,178
Transfer agent and administrative fees	782,393
Distribution and service fees:
Advisor Class	92,148
A-Class	17,352
C-Class	53,313
Portfolio accounting fees	250,486
Trustees’ fees*	24,273
Miscellaneous	639,804

Total expenses	4,206,947

Net investment loss	(1,344,428)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	73,336,491
Swap agreements	(2,997,651)
Futures contracts	(4,215,593)

Net realized gain	66,123,247

Net change in unrealized appreciation (depreciation) on:
Investments	(120,669,101)
Swap agreements	(1,142,380)
Futures contracts	(78,991)

Net change in unrealized appreciation (depreciation)	(121,890,472)

Net realized and unrealized loss	(55,767,225)

Net decrease in net assets resulting from operations	$(57,111,653)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 41

NASDAQ-100® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(1,344,428)	$(3,428,489)
Net realized gain on investments	66,123,247	70,297,595
Net change in unrealized appreciation (depreciation) on investments	(121,890,472)	34,762,528

Net increase (decrease) in net assets resulting from operations	(57,111,653)	101,631,634

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	508,888,196	860,487,604
Advisor Class	165,852,015	441,307,154
A-Class	69,116,752	67,791,746
C-Class	12,117,173	21,551,470
Cost of shares redeemed
Investor Class	(528,137,983)	(940,995,522)
Advisor Class	(275,754,951)	(348,748,232)
A-Class	(79,338,421)	(64,453,774)
C-Class	(11,361,829)	(23,664,570)

Net increase (decrease) from capital share transactions	(138,619,048)	13,275,876

Net increase (decrease) in net assets	(195,730,701)	114,907,510
Net assets:
Beginning of period	731,872,307	616,964,797

End of period	$536,141,606	$731,872,307

Accumulated net investment loss at end of period	$(1,344,428)	$—

Capital share activity:
Shares sold
Investor Class	34,100,282	63,709,336
Advisor Class	11,863,401	35,761,441
A-Class	4,796,516	5,034,771
C-Class	922,256	1,782,827
Shares redeemed
Investor Class	(35,795,740)	(70,201,212)
Advisor Class	(19,461,649)	(28,810,838)
A-Class	(5,609,041)	(4,903,901)
C-Class	(851,464)	(1,964,626)

Net increase (decrease) in shares	(10,035,439)	407,798

42 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$15.23	$12.83	$8.15	$11.81	$11.78	$11.34

Income (loss) from investment operations:
Net investment loss[b]	(.03)	(.07)	(.07)	(.06)	(.06)	(.06)
Net gain (loss) on investments (realized and unrealized)	(1.28)	2.47	4.75	(3.60)	.09	.50

Total from investment operations	(1.31)	2.40	4.68	(3.66)	.03	.44

Net asset value, end of period	$13.92	$15.23	$12.83	$8.15	$11.81	$11.78

Total Return[c]	(8.60%)	18.71%	57.42%	(30.99% )	0.25%	3.88%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$506,362	$579,925	$571,761	$389,944	$617,923	$635,744

Ratios to average net assets:
Net investment loss	(0.37%)	(0.50%)	(0.63%)	(0.59%)	(0.50%)	(0.52%)
Total expenses	1.29%	1.31%	1.30%	1.30%	1.28%	1.22%

Portfolio turnover rate	55%	39%	34%	55%	57%	71%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$14.27	$12.09	$7.72	$11.23	$11.26	$10.90

Income (loss) from investment operations:
Net investment loss[b]	(.07)	(.12)	(.12)	(.11)	(.12)	(.11)
Net gain (loss) on investments (realized and unrealized)	(1.19)	2.30	4.49	(3.40)	.09	.47

Total from investment operations	(1.26)	2.18	4.37	(3.51)	(.03)	.36

Net asset value, end of period	$13.01	$14.27	$12.09	$7.72	$11.23	$11.26

Total Return[c]	(8.83%)	18.03%	56.61%	(31.26% )	(0.27% )	3.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,801	$120,277	$17,859	$18,078	$15,184	$9,349

Ratios to average net assets:
Net investment loss	(1.00%)	(1.00%)	(1.13%)	(1.11%)	(0.99%)	(1.07%)
Total expenses	1.79%	1.80%	1.80%	1.79%	1.78%	1.73%

Portfolio turnover rate	55%	39%	34%	55%	57%	71%

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 43

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$14.52	$12.27	$7.82	$11.35	$11.36	$10.96

Income (loss) from investment operations:
Net investment loss[b]	(.05)	(.11)	(.09)	(.08)	(.09)	(.08)
Net gain (loss) on investments (realized and unrealized)	(1.22)	2.36	4.54	(3.45)	.08	.48

Total from investment operations	(1.27)	2.25	4.45	(3.53)	(.01)	.40

Net asset value, end of period	$13.25	$14.52	$12.27	$7.82	$11.35	$11.36

Total Return[c]	(8.75%)	18.34%	56.91%	(31.10% )	(0.09% )	3.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,310	$19,806	$15,128	$3,140	$6,044	$3,686

Ratios to average net assets:
Net investment loss	(0.69%)	(0.81%)	(0.86%)	(0.82%)	(0.76%)	(0.73%)
Total expenses	1.54%	1.56%	1.55%	1.55%	1.54%	1.46%

Portfolio turnover rate	55%	39%	34%	55%	57%	71%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$13.72	$11.67	$7.49	$10.95	$11.02	$10.73

Income (loss) from investment operations:
Net investment loss[b]	(.09)	(.19)	(.16)	(.15)	(.18)	(.16)
Net gain (loss) on investments (realized and unrealized)	(1.16)	2.24	4.34	(3.31)	.11	.45

Total from investment operations	(1.25)	2.05	4.18	(3.46)	(.07)	.29

Net asset value, end of period	$12.47	$13.72	$11.67	$7.49	$10.95	$11.02

Total Return[c]	(9.11%)	17.57%	(55.81% )	(31.60% )	(0.64% )	2.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,668	$11,864	$12,216	$6,368	$10,343	$10,032

Ratios to average net assets:
Net investment loss	(1.40%)	(1.52%)	(1.63%)	(1.59%)	(1.50%)	(1.55%)
Total expenses	2.29%	2.31%	2.30%	2.30%	2.28%	2.22%

Portfolio turnover rate	55%	39%	34%	55%	57%	71%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

44 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2011
INVERSE NASDAQ-100® STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	September 3, 1998
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	March 7, 2001
The Fund invests principally in derivative investments such as swap agreements and futures contracts.
the RYDEX | SGI series funds semi-annual report | 45

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
INVERSE NASDAQ-100®STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1- 70.7%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	$8,562,948	$8,562,948
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	4,235,025	4,235,025
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	3,009,745	3,009,745

Total Repurchase Agreements (Cost $15,807,718)		15,807,718

Total Investments — 70.7% (Cost $15,807,718)		$15,807,718

Cash & Other Assets,
Less Liabilities — 29.3%		6,540,432

Total Net Assets — 100.0%		$22,348,150

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS SOLD SHORT†
December 2011 NASDAQ-100 Index
Mini Futures Contracts (Aggregate Value of Contracts $8,238,205)	193	$165,708

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2011 NASDAQ-100 Index Swap, Terminating 10/31/11[2] (Notional Value $8,582,621)	4,012	$122,508
Barclays Bank plc October 2011 NASDAQ-100 Index Swap, Terminating 10/31/11[2] (Notional Value $4,074,133)	1,905	111,463
Goldman Sachs International October 2011 NASDAQ-100 Index Swap, Terminating 10/27/11[2] (Notional Value $941,151)	440	41,864
Morgan Stanley Capital Services, Inc. October 2011 NASDAQ-100 Index Swap, Terminating 10/24/11[2] (Notional Value $551,248)	258	17,433

(Total Notional Value $14,149,153)		$293,268

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements—See Note 5.

[2]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. plc — Public Limited Company

46 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

INVERSE NASDAQ-100® STRATEGY FUND
STATEMENTOFASSETS AND LIABILITIES (Unaudited)

September 30, 2011

Assets:
Repurchase agreements, at value (cost $15,807,718)	$15,807,718
Segregated cash with broker	2,928,497
Unrealized appreciation on swap agreements	293,268
Receivable for swap settlement	11,658
Receivables:
Fund shares sold	3,725,894
Variation margin	213,265

Total assets	22,980,300

Liabilities:
Payable for:
Fund shares redeemed	590,177
Management fees	14,954
Transfer agent and administrative fees	4,154
Portfolio accounting fees	1,661
Distribution and service fees	1,640
Miscellaneous	19,564

Total liabilities	632,150

Net Assets	$22,348,150

Net assets consist of:
Paid in capital	$115,103,458
Accumulated net investment loss	(158,451)
Accumulated net realized loss on investments	(93,055,833)
Net unrealized appreciation on investments	458,976

Net assets	$22,348,150

Investor Class:
Net assets	$17,590,050
Capital shares outstanding	1,407,692
Net asset value per share	$12.49

Advisor Class:
Net assets	$2,979,654
Capital shares outstanding	249,135
Net asset value per share	$11.96

A-Class:
Net assets	$725,430
Capital shares outstanding	59,436
Net asset value per share	$12.20

Maximum offering price per share (Net asset value divided by 95.25%)	$12.81

C-Class:
Net assets	$1,053,016
Capital shares outstanding	94,659
Net asset value per share	$11.12

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Interest	$10,023

Total investment income	10,023

Expenses:
Management fees	97,590
Transfer agent and administrative fees	27,108
Distribution and service fees:
Advisor Class	2,944
A-Class	1,079
C-Class	6,181
Portfolio accounting fees	10,843
Trustees’ fees*	935
Miscellaneous	21,794

Total expenses	168,474

Net investment loss	(158,451)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(286,106)
Futures contracts	(631,659)

Net realized loss	(917,765)

Net change in unrealized appreciation (depreciation) on:
Investments	(3,616)
Swap agreements	629,597
Futures contracts	339,487

Net change in unrealized appreciation (depreciation)	965,468
Net realized and unrealized gain	47,703

Net decrease in net assets resulting from operations	$(110,748)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 47

INVERSE NASDAQ-100® STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(158,451)	$(371,197)
Net realized loss on investments	(917,765)	(7,304,342)
Net change in unrealized appreciation (depreciation) on investments	965,468	882,515

Net decrease in net assets resulting from operations	(110,748)	(6,793,024)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	98,436,081	260,086,564
Advisor Class	22,158,484	27,365,708
A-Class	3,274,753	4,601,753
C-Class	5,524,111	9,852,417
Cost of shares redeemed
Investor Class	(113,527,329)	(242,454,552)
Advisor Class	(19,957,246)	(27,271,613)
A-Class	(3,529,466)	(4,482,661)
C-Class	(6,921,162)	(8,856,521)

Net increase (decrease) from capital share transactions	(14,541,774)	18,841,095

Net increase (decrease) in net assets	(14,652,522)	12,048,071
Net assets:
Beginning of period	37,000,672	24,952,601

End of period	$22,348,150	$37,000,672

Accumulated net investment loss at end of period	$(158,451)	$—

Capital share activity:
Shares sold
Investor Class	8,130,803	18,840,855
Advisor Class	1,923,029	2,019,121
A-Class	280,719	320,094
C-Class	502,719	786,039
Shares redeemed
Investor Class	(9,488,671)	(17,478,115)
Advisor Class	(1,730,077)	(2,025,955)
A-Class	(302,389)	(309,462)
C-Class	(636,273)	(694,263)

Net increase (decrease) in shares	(1,320,140)	1,458,314

48 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

INVERSE NASDAQ-100® STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011[a]	2011	2010	2009	2008	2007[d]

Per Share Data
Net asset value, beginning of period	$11.92	$15.07	$25.09	$21.27	$21.67	$21.80

Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.18)	(.25)	(.06)	.59	(.11)
Net gain (loss) on investments (realized and unrealized)	.65	(2.97)	(9.77)	4.25	(.30)	.54

Total from investment operations	.57	(3.15)	(10.02)	4.19	.29	.43

Less distributions from:
Net investment income	—	—	—	(.37)	(.69)	(.56)

Total distributions	—	—	—	(.37)	(.69)	(.56)

Net asset value, end of period	$12.49	$11.92	$15.07	$25.09	$21.27	$21.67

Total Return[c]	4.78%	(20.90% )	(39.94% )	19.48%	1.92%	2.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,590	$32,978	$21,137	$33,672	$59,819	$104,617

Ratios to average net assets:
Net investment income (loss)	(1.37%)	(1.30%)	(1.35%)	(0.26%)	2.98%	3.79%
Total expenses	1.46%	1.47%	1.47%	1.46%	1.47%	1.40%

Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011[a]	2011	2010	2009	2008	2007[d]

Per Share Data
Net asset value, beginning of period	$11.43	$14.54	$24.37	$20.77	$21.28	$21.51

Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.24)	(.32)	(.06)	.51	(.22)
Net gain (loss) on investments (realized and unrealized)	.64	(2.87)	(9.51)	4.03	(.33)	.55

Total from investment operations	.53	(3.11)	(9.83)	3.97	.18	.33

Less distributions from:
Net investment income	—	—	—	(.37)	(.69)	(.56)

Total distributions	—	—	—	(.37)	(.69)	(.56)

Net asset value, end of period	$11.96	$11.43	$14.54	$24.37	$20.77	$21.28

Total Return[c]	4.64%	(21.39% )	(40.34% )	18.88%	1.43%	1.56%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,980	$642	$916	$476	$3,744	$11,436

Ratios to average net assets:
Net investment income (loss)	(1.85%)	(1.80%)	(1.84%)	(0.29%)	2.56%	3.29%
Total expenses	1.95%	1.97%	1.97%	1.97%	1.98%	1.90%

Portfolio turnover rate	—	—	—	—	—	—

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 49

INVERSE NASDAQ-100®STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007[d]

Per Share Data
Net asset value, beginning of period	$11.66	$14.78	$24.67	$20.97	$21.43	$21.61

Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.21)	(.26)	(.22)	.52	(.16)
Net gain (loss) on investments (realized and unrealized)	.63	(2.91)	(9.63)	4.29	(.29)	.54

Total from investment operations	.54	(3.12)	(9.89)	4.07	.23	.38

Less distributions from:
Net investment income	—	—	—	(.37)	(.69)	(.56)

Total distributions	—	—	—	(.37)	(.69)	(.56)

Net asset value, end of period	$12.20	$11.66	$14.78	$24.67	$20.97	$21.43

Total Return[c]	4.63%	(21.11% )	(40.09% )	19.18%	1.65%	1.79%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$725	$946	$1,041	$2,301	$1,784	$4,086

Ratios to average net assets:
Net investment income (loss)	(1.61%)	(1.54%)	(1.37%)	(0.92%)	2.61%	3.55%
Total expenses	1.71%	1.72%	1.71%	1.71%	1.72%	1.64%

Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007[d]

Per Share Data
Net asset value, beginning of period	$10.67	$13.62	$22.91	$19.63	$20.27	$20.63

Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.29)	(.39)	(.25)	.38	(.32)
Net gain (loss) on investments (realized and unrealized)	.58	(2.66)	(8.90)	3.90	(.33)	.52

Total from investment operations	.45	(2.95)	(9.29)	3.65	.05	.20

Less distributions from:
Net investment income	—	—	—	(.37)	(.69)	(.56)

Total distributions	—	—	—	(.37)	(.69)	(.56)

Net asset value, end of period	$11.12	$10.67	$13.62	$22.91	$19.63	$20.27

Total Return[c]	4.22%	(21.66% )	(40.55% )	18.35%	0.85%	1.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,053	$2,435	$1,858	$3,066	$7,633	$17,834

Ratios to average net assets:
Net investment income (loss)	(2.36%)	(2.29%)	(2.33%)	(1.19%)	2.05%	2.79%
Total expenses	2.46%	2.47%	2.47%	2.47%	2.48%	2.40%

Portfolio turnover rate	—	—	—	—	—	—

a	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

c	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

d	Prior to April 1, 2007, the Fund operated under a Master-Feeder Structure. Ratios represent combined net investment income of the former Master Portfolio and the Fund. Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended March 31, 2007.

50 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2011

MID-CAP 1.5x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Inception Dates:

A-Class	March 31, 2004
C-Class	August 20, 2001
H-Class	August 16, 2001
Ten Largest Holdings (% of Total Net Assets)

Green Mountain Coffee
Roasters, Inc.	1.0%
Vertex Pharmaceuticals, Inc.	0.8%
Dollar Tree, Inc.	0.8%
Perrigo Co.	0.8%
Hansen Natural Corp.	0.6%
BorgWarner, Inc.	0.6%
Church & Dwight Company, Inc.	0.5%
Henry Schein, Inc.	0.5%
Macerich Co.	0.5%
HollyFrontier Corp.	0.5%

Top Ten Total	6.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX | SGI series funds semi-annual report | 51

SCHEDULE OF INVESTMENTS (Unaudited) MID-CAP 1.5x STRATEGY FUND	September 30, 2011

	Shares	Value

COMMON STOCKS†- 81.5%

FINANCIALS - 15.8%
Macerich Co.	1,520	$64,798
New York Community Bancorp, Inc.	5,041	59,988
Federal Realty Investment Trust	720	59,335
SL Green Realty Corp.	980	56,987
UDR, Inc.	2,520	55,793
Rayonier, Inc.	1,408	51,800
Everest Re Group Ltd.	630	50,009
Realty Income Corp.	1,460	47,070
Affiliated Managers Group, Inc.*	600	46,830
Essex Property Trust, Inc.	379	45,495
Camden Property Trust	820	45,313
Alexandria Real Estate Equities, Inc.	717	44,017
MSCI, Inc. — Class A*	1,390	42,159
Fidelity National Financial, Inc. — Class A	2,577	39,119
Reinsurance Group of America, Inc.	850	39,058
WR Berkley Corp.	1,311	38,924
Liberty Property Trust	1,329	38,687
Senior Housing Properties Trust	1,770	38,126
Regency Centers Corp.	1,037	36,637
BRE Properties, Inc.	860	36,412
Transatlantic Holdings, Inc.	724	35,128
HCC Insurance Holdings, Inc.	1,266	34,245
Arthur J Gallagher & Co.	1,300	34,190
Taubman Centers, Inc.	670	33,708
Cullen	708	32,469
Commerce Bancshares, Inc.	895	31,101
First Niagara Financial Group, Inc.	3,396	31,073
Home Properties, Inc.	545	30,934
Raymond James Financial, Inc.	1,180	30,633
Duke Realty Corp.	2,914	30,597
Hospitality Properties Trust	1,419	30,125
Eaton Vance Corp.	1,350	30,065
American Campus Communities, Inc.	800	29,768
Weingarten Realty Investors	1,396	29,553
American Financial Group, Inc.	900	27,963
Mack-Cali Realty Corp.	1,000	26,750
SEI Investments Co.	1,720	26,454
Hancock Holding Co.	980	26,244
Old Republic International Corp.	2,938	26,207
Jones Lang LaSalle, Inc.	500	25,905
East West Bancorp, Inc.	1,717	25,600
Waddell & Reed Financial, Inc. — Class A	988	24,710
Brown & Brown, Inc.	1,330	23,674
Highwoods Properties, Inc.	830	23,456
Jefferies Group, Inc.	1,700	21,097
Valley National Bancorp	1,958	20,735
City National Corp.	543	20,504
Bank of Hawaii Corp.	547	19,911
Omega Healthcare Investors, Inc.	1,190	18,957
Aspen Insurance Holdings Ltd.	820	18,893
Hanover Insurance Group, Inc.	525	18,638
Associated Banc-Corp.	2,000	18,600
SVB Financial Group*	498	18,426
Corporate Office Properties Trust	830	18,077
Prosperity Bancshares, Inc.	540	17,647
Fulton Financial Corp.	2,300	17,595
Apollo Investment Corp.	2,258	16,980
TCF Financial Corp.	1,840	16,854
Washington Federal, Inc.	1,270	16,180
Mercury General Corp.	420	16,107
First American Financial Corp.	1,216	15,565
Protective Life Corp.	980	15,317
Potlatch Corp.	467	14,720
FirstMerit Corp.	1,256	14,268
StanCorp Financial Group, Inc.	513	14,143
Kemper Corp.	580	13,897
Trustmark Corp.	740	13,431
Webster Financial Corp.	847	12,959
Westamerica Bancorporation	327	12,531
Equity One, Inc.	688	10,912
Cathay General Bancorp	910	10,356
Synovus Financial Corp.	9,110	9,748
Greenhill & Company, Inc.	340	9,721
International Bancshares Corp.	610	8,022
Astoria Financial Corp.	960	7,382
BancorpSouth, Inc.	835	7,331
Cousins Properties, Inc.	1,195	6,991

Total Financials		2,129,604

INFORMATION TECHNOLOGY - 12.9%
Rovi Corp.*	1,282	55,100
Alliance Data Systems Corp.*	585	54,229
Lam Research Corp.*	1,424	54,084
Varian Semiconductor Equipment Associates, Inc.	870	53,201
ANSYS, Inc.*	1,060	51,982
Informatica Corp. — Class A	1,230	50,368
Equinix, Inc.*	540	47,968
Trimble Navigation Ltd.*	1,410	47,306
Factset Research Systems, Inc.	530	47,154
Avnet, Inc.*	1,757	45,823
Atmel Corp.*	5,360	43,255
TIBCO Software, Inc.*	1,870	41,869
VeriFone Systems, Inc.*	1,192	41,744
Solera Holdings, Inc.	820	41,410
MICROS Systems, Inc.*	930	40,836
Rackspace Hosting, Inc.*	1,190	40,627
Synopsys, Inc.*	1,664	40,535
Gartner, Inc.*	1,110	38,706
Skyworks Solutions, Inc.*	2,148	38,535
Global Payments, Inc.	930	37,563

52 the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued) MID-CAP 1.5x STRATEGY FUND	September 30, 2011

	Shares	Value

Polycom, Inc.*	2,040	$37,475
Arrow Electronics, Inc.	1,319	36,642
Riverbed Technology, Inc.	1,790	35,728
Cree, Inc.	1,330	34,553
NCR Corp.*	1,815	30,655
Cypress Semiconductor Corp.	1,980	29,641
Ingram Micro, Inc. — Class A*	1,817	29,308
Jack Henry & Associates, Inc.	1,000	28,980
Cadence Design Systems, Inc.*	3,104	28,681
Broadridge Financial Solutions, Inc.	1,420	28,599
National Instruments Corp.	1,070	24,460
Tech Data Corp.*	499	21,572
NeuStar, Inc. — Class A*	844	21,218
Parametric Technology Corp.*	1,352	20,794
Diebold, Inc.	737	20,275
RF Micro Devices, Inc.*	3,188	20,212
Concur Technologies, Inc.*	536	19,950
ADTRAN, Inc.	740	19,580
Zebra Technologies Corp. — Class A*	623	19,276
DST Systems, Inc.	405	17,751
Silicon Laboratories, Inc.*	510	17,090
Fairchild Semiconductor International, Inc. — Class A*	1,470	15,876
Semtech Corp.*	750	15,825
Plantronics, Inc.	541	15,391
QLogic Corp.*	1,198	15,191
Vishay Intertechnology, Inc.*	1,813	15,157
International Rectifier Corp.*	810	15,082
Intersil Corp. — Class A	1,450	14,921
AOL, Inc.*	1,237	14,844
ValueClick, Inc.*	950	14,782
Itron, Inc.*	470	13,865
Lender Processing Services, Inc.	976	13,361
CoreLogic, Inc.*	1,230	13,124
Convergys Corp.*	1,385	12,991
Ciena Corp.*	1,120	12,544
ACI Worldwide, Inc.*	390	10,741
Quest Software, Inc.*	672	10,671
Mentor Graphics Corp.*	1,071	10,303
Acxiom Corp.*	940	10,002
Fair Isaac Corp.	447	9,758
Digital River, Inc.*	460	9,536
Integrated Device Technology, Inc.*	1,682	8,662
Mantech International Corp. — Class A	270	8,473
Advent Software, Inc.*	378	7,881

Total Information Technology		1,743,716

INDUSTRIALS - 11.7%
Kansas City Southern*	1,270	63,449
AMETEK, Inc.	1,860	61,324
Donaldson Company, Inc.	872	47,786
Waste Connections, Inc.	1,305	44,135
KBR, Inc.	1,741	41,140
BE Aerospace, Inc.	1,188	39,335
J.B. Hunt Transport Services, Inc.	1,070	38,648
AGCO Corp.*	1,110	38,373
Gardner Denver, Inc.	600	38,130
Pentair, Inc.	1,140	36,491
Towers Watson & Co. — Class A	610	36,466
Hubbell, Inc. — Class B	692	34,282
Kirby Corp.*	636	33,479
Timken Co.	970	31,835
Manpower, Inc.	945	31,771
Kennametal, Inc.	936	30,645
MSC Industrial Direct Co. — Class A	540	30,488
IDEX Corp.	960	29,914
Wabtec Corp.	560	29,607
Lincoln Electric Holdings, Inc.	974	28,256
Corrections Corporation of America*	1,230	27,909
Clean Harbors, Inc.*	540	27,702
Nordson Corp.	688	27,341
URS Corp.*	920	27,287
SPX Corp.	588	26,642
Copart, Inc.*	646	25,272
AECOM Technology Corp.	1,378	24,349
Thomas & Betts Corp.*	606	24,186
Graco, Inc.	700	23,898
Alaska Air Group, Inc.*	410	23,079
Carlisle Companies, Inc.	713	22,730
Landstar System, Inc.	554	21,916
Regal-Beloit Corp.	480	21,782
Triumph Group, Inc.	440	21,446
Alliant Techsystems, Inc.	384	20,932
Valmont Industries, Inc.	260	20,264
Crane Co. — Class A	560	19,986
Trinity Industries, Inc.	920	19,697
Woodward, Inc.	690	18,906
Esterline Technologies Corp.*	350	18,144
Shaw Group, Inc.*	830	18,044
Harsco Corp.	929	18,013
Acuity Brands, Inc.	498	17,948
FTI Consulting, Inc.	475	17,485
Alexander & Baldwin, Inc.	477	17,425
GATX Corp.	540	16,735
Watsco, Inc.	325	16,608
Oshkosh Corp.*	1,050	16,527
Lennox International, Inc.	610	15,726
UTI Worldwide, Inc.	1,180	15,387
Con-way, Inc.	640	14,163
General Cable Corp.*	600	14,010
Rollins, Inc.	740	13,845
Huntington Ingalls Industries, Inc.	558	13,576
Terex Corp.*	1,260	12,928
Brink’s Co.	540	12,587
United Rentals, Inc.*	726	12,226
Herman Miller, Inc.	670	11,966

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 53

SCHEDULE OF INVESTMENTS (Unaudited) (continued) MID-CAP 1.5x STRATEGY FUND	September 30, 2011

	Shares	Value

Corporate Executive Board Co.	400	$11,920
Deluxe Corp.	587	10,918
Werner Enterprises, Inc.	510	10,623
HNI Corp.	516	9,871
JetBlue Airways Corp.*	2,350	9,635
Mine Safety Appliances Co.	356	9,598
Granite Construction, Inc.	400	7,508
Korn*	546	6,656

Total Industrials		1,580,950

CONSUMER DISCRETIONARY - 11.4%
Dollar Tree, Inc.*	1,401	105,229
BorgWarner, Inc.	1,260	76,268
PetSmart, Inc.	1,301	55,488
Tractor Supply Co.	819	51,228
Fossil, Inc.*	610	49,447
Advance Auto Parts, Inc.	849	49,327
PVH Corp.	780	45,427
Deckers Outdoor Corp.*	446	41,594
LKQ Corp.*	1,690	40,830
Polaris Industries, Inc.	800	39,976
Gentex Corp.	1,650	39,682
Tupperware Brands Corp.	700	37,618
Dick’s Sporting Goods, Inc.*	1,110	37,141
Williams-Sonoma, Inc.	1,206	37,133
Panera Bread Co. — Class A*	350	36,379
NVR, Inc.*	60	36,239
Foot Locker, Inc.	1,759	35,338
Mohawk Industries, Inc.*	660	28,321
Hanesbrands, Inc.	1,120	28,011
Under Armour, Inc. — Class A*	420	27,892
American Eagle Outfitters, Inc.	2,249	26,358
Service Corporation International	2,731	25,016
Toll Brothers, Inc.*	1,690	24,387
John Wiley & Sons, Inc. — Class A	548	24,342
Aaron’s, Inc.	910	22,978
Warnaco Group, Inc.*	494	22,768
Chico’s FAS, Inc.	1,987	22,711
Guess?, Inc.	770	21,937
Sotheby’s	780	21,505
Ascena Retail Group, Inc.*	794	21,494
AMC Networks, Inc. — Class A*	658	21,023
Brinker International, Inc.	954	19,958
Rent-A-Center, Inc. — Class A	714	19,599
Life Time Fitness, Inc.*	490	18,057
Saks, Inc.*	1,840	16,100
Wendy’s Co.	3,466	15,909
Cheesecake Factory, Inc.*	645	15,899
DreamWorks Animation SKG, Inc. — Class A*	820	14,908
Bally Technologies, Inc.*	510	13,760
ANN, Inc.*	600	13,704
RadioShack Corp.	1,145	13,305
ITT Educational Services, Inc.*	231	13,301
Lamar Advertising Co. — Class A*	670	11,410
Thor Industries, Inc.	510	11,296
WMS Industries, Inc.*	637	11,205
Strayer Education, Inc.	135	10,350
Matthews International Corp. — Class A	336	10,335
Valassis Communications, Inc.*	540	10,120
99 Cents Only Stores*	548	10,094
Aeropostale, Inc.*	929	10,042
Bob Evans Farms, Inc.	350	9,982
Meredith Corp.	430	9,735
Regis Corp.	660	9,299
Career Education Corp.*	696	9,083
Collective Brands, Inc.*	700	9,072
American Greetings Corp. — Class A	470	8,695
Scholastic Corp.	290	8,129
New York Times Co. — Class A*	1,390	8,076
International Speedway Corp. — Class A	327	7,469
MDC Holdings, Inc.	433	7,335
Office Depot, Inc.*	3,225	6,644
Barnes & Noble, Inc.	470	5,560
Ryland Group, Inc.	507	5,400
KB Home	830	4,864
Scientific Games Corp. — Class A*	667	4,749
Eastman Kodak Co.*	3,104	2,421

Total Consumer Discretionary		1,528,952

HEALTH CARE - 9.6%
Vertex Pharmaceuticals, Inc.*	2,400	106,896
Perrigo Co.	1,070	103,908
Henry Schein, Inc.*	1,060	65,731
Mettler-Toledo International, Inc.*	370	51,785
ResMed, Inc.*	1,741	50,123
Kinetic Concepts, Inc.*	720	47,441
Hologic, Inc.	3,025	46,010
IDEXX Laboratories, Inc.*	652	44,968
Cooper Companies, Inc.	550	43,533
Allscripts Healthcare Solutions, Inc.*	2,170	39,103
Universal Health Services, Inc. — Class B	1,129	38,386
Endo Pharmaceuticals Holdings, Inc.	1,340	37,507
Mednax, Inc.*	560	35,078
Omnicare, Inc.	1,330	33,822
Pharmaceutical Product
Development, Inc.	1,310	33,615
Catalyst Health Solutions, Inc.*	570	32,883
Covance, Inc.*	700	31,815
Gen-Probe, Inc.*	550	31,488
Techne Corp.	427	29,040
Medicis Pharmaceutical Corp. — Class A	730	26,630
Teleflex, Inc.	470	25,272
Health Net, Inc.*	1,027	24,350

54 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued) MID-CAP 1.5x STRATEGY FUND	September 30, 2011

	Shares	Value

Lincare Holdings, Inc.	1,073	$24,143
Thoratec Corp.*	690	22,522
United Therapeutics Corp.*	600	22,494
AMERIGROUP Corp.*	569	22,197
LifePoint Hospitals, Inc.*	599	21,947
Hill-Rom Holdings, Inc.	730	21,915
Bio-Rad Laboratories, Inc. — Class A*	230	20,877
Owens & Minor, Inc.	730	20,790
Health Management Associates, Inc. — Class A*	2,930	20,276
STERIS Corp.	680	19,904
WellCare Health Plans, Inc.*	490	18,610
Community Health Systems, Inc.	1,070	17,805
Charles River Laboratories International, Inc.	591	16,914
VCA Antech, Inc.*	1,000	15,980
Masimo Corp.	690	14,938
Kindred Healthcare, Inc.	600	5,172

Total Health Care		1,285,868

UTILITIES - 5.3%
OGE Energy Corp.	1,130	54,003
NSTAR	1,194	53,503
Alliant Energy Corp.	1,279	49,472
National Fuel Gas Co.	955	46,489
MDU Resources Group, Inc.	2,180	41,834
DPL, Inc.	1,360	40,990
N.V. Energy, Inc.	2,718	39,982
AGL Resources, Inc.	900	36,666
Questar Corp.	2,045	36,217
Westar Energy, Inc.	1,330	35,139
Aqua America, Inc.	1,590	34,296
UGI Corp.	1,289	33,862
Atmos Energy Corp.	1,040	33,748
Great Plains Energy, Inc.	1,570	30,301
Hawaiian Electric Industries, Inc.	1,100	26,708
Vectren Corp.	940	25,455
Cleco Corp.	706	24,103
WGL Holdings, Inc.	590	23,051
IDACORP, Inc.	570	21,535
PNM Resources, Inc.	996	16,364
Black Hills Corp.	458	14,033

Total Utilities		717,751

ENERGY - 5.3%
HollyFrontier Corp.	2,420	63,452
Southern Union Co.	1,436	58,258
Cimarex Energy Co.	989	55,087
SM Energy Co.	730	44,274
Oceaneering International, Inc.	1,247	44,069
Dresser-Rand Group, Inc.*	917	37,166
Plains Exploration & Production Co.	1,625	36,904
Arch Coal, Inc.	2,460	35,867
Energen Corp.	828	33,857
Patterson-UTI Energy, Inc.	1,790	31,039
Oil States International, Inc.*	590	30,043
Tidewater, Inc.	598	25,146
Superior Energy Services, Inc.	918	24,088
CARBO Ceramics, Inc.	230	23,582
Atwood Oceanics, Inc.*	647	22,231
Dril-Quip, Inc.*	400	21,564
Bill Barrett Corp.*	550	19,932
Forest Oil Corp.*	1,320	19,008
Unit Corp.*	480	17,722
Helix Energy Solutions Group, Inc.*	1,224	16,034
Northern Oil and Gas, Inc.*	730	14,155
Quicksilver Resources, Inc.*	1,380	10,460
Patriot Coal Corp.*	1,056	8,934
Comstock Resources, Inc.*	550	8,503
Exterran Holdings, Inc.*	740	7,193
Overseas Shipholding Group, Inc.	297	4,081

Total Energy		712,649

MATERIALS - 5.1%
Albemarle Corp.	1,060	42,824
Rock-Tenn Co. — Class A	820	39,918
Ashland, Inc.	894	39,461
Temple-Inland, Inc.	1,249	39,181
Aptargroup, Inc.	770	34,396
Valspar Corp.	1,073	33,488
Martin Marietta Materials, Inc.	528	33,380
Sonoco Products Co.	1,150	32,464
Domtar Corp.	466	31,767
Reliance Steel & Aluminum Co.	858	29,181
RPM International, Inc.	1,510	28,237
Packaging Corporation of America	1,144	26,655
Compass Minerals International, Inc.	380	25,376
Steel Dynamics, Inc.	2,515	24,949
Scotts Miracle-Gro Co. — Class A	515	22,969
Carpenter Technology Corp.	509	22,849
Silgan Holdings, Inc.	570	20,942
Cytec Industries, Inc.	570	20,030
NewMarket Corp.	130	19,743
Sensient Technologies Corp.	575	18,716
Cabot Corp.	752	18,635
Olin Corp.	920	16,569
Greif, Inc. — Class A	356	15,269
Intrepid Potash, Inc.*	610	15,171
Commercial Metals Co.	1,327	12,620
Minerals Technologies, Inc.	203	10,002
Worthington Industries, Inc.	640	8,941
Louisiana-Pacific Corp.	1,520	7,752

Total Materials		691,485

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 55

SCHEDULE OF INVESTMENTS (Unaudited) (concluded) MID-CAP 1.5x STRATEGY FUND	September 30, 2011

	Shares	Value

CONSUMER STAPLES - 4.0%
Green Mountain Coffee Roasters, Inc.*	1,480	$137,551
Hansen Natural Corp.	890	77,688
Church & Dwight Company, Inc.	1,650	72,930
Energizer Holdings, Inc.*	795	52,820
Ralcorp Holdings, Inc.	630	48,327
Smithfield Foods, Inc.	1,904	37,128
Corn Products International, Inc.	880	34,531
Flowers Foods, Inc.	1,300	25,298
Ruddick Corp.	570	22,224
Lancaster Colony Corp.	230	14,032
Universal Corp.	269	9,647
Tootsie Roll Industries, Inc.	290	6,995

Total Consumer Staples		539,171

TELECOMMUNICATION SERVICES - 0.4%
tw telecom, Inc. — Class A*	1,740	28,745
Telephone & Data Systems, Inc.	1,060	22,525

Total Telecommunication Services		51,270

Total Common Stocks (Cost $9,862,824)		10,981,416

WARRANT*,†† - 0.0%
CONSUMER DISCRETIONARY - 6.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	510	148

Total Warrant (Cost $—)		148

	Face
	AMOUNT
REPURCHASE AGREEMENTS††,1 - 12.7%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	$929,540	929,540
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	459,728	459,728
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	326,719	326,719

Total Repurchase Agreements (Cost $1,715,987)		1,715,987

Total Investments — 94.2% (Cost $11,578,811)		$12,697,551

Cash & Other Assets, Less Liabilities — 5.8%		777,163

Total Net Assets — 100.0%		$13,474,714

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED†
December 2011 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $1,790,320)	23	$(110,032)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2011 S&P MidCap 400 Index Swap, Terminating 10/24/11[2] (Notional Value $517,760)	663	$(8,373)
Goldman Sachs International October 2011 S&P MidCap 400 Index Swap, Terminating 10/27/11[2] (Notional Value $1,401,732)	1,794	(50,765)
Credit Suisse Capital, LLC October 2011 S&P MidCap 400 Index Swap, Terminating 10/31/11[2] (Notional Value $1,994,227)	2,553	(58,436)
Barclays Bank plc October 2011 S&P MidCap 400 Index Swap, Terminating 10/31/11[2] (Notional Value $3,582,462)	4,586	(105,071)

(Total Notional Value $7,496,181 )		$(222,645)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

1	Repurchase Agreements — See Note 5.

2	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate. plc — Public Limited Company

56 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2011

Assets:
Investments, at value (cost $9,862,824)	$10,981,564
Repurchase agreements, at value (cost $1,715,987)	1,715,987
Segregated cash with broker	714,872
Receivables:
Securities sold	1,329,828
Dividends	12,115
Fund shares sold	2,360

Total assets	14,756,726

Liabilities:
Unrealized depreciation on swap agreements	222,645
Payable for:
Fund shares redeemed	926,784
Securities purchased	34,326
Management fees	12,779
Distribution and service fees	6,848
Swap settlement	5,118
Transfer agent and administrative fees	3,550
Portfolio accounting fees	1,420
Miscellaneous	68,542

Total liabilities	1,282,012

Net assets	$13,474,714

Net assets consist of:
Paid in capital	$32,249,685
Accumulated net investment loss	(148,122)
Accumulated net realized loss on investments	(19,412,912)
Net unrealized appreciation on investments	786,063

Net assets	$13,474,714

A-Class:
Net assets	$703,192
Capital shares outstanding	27,505
Net asset value per share	$25.56

Maximum offering price per share (Net asset value divided by 95.25%)	$26.83

C-Class:
Net assets	$4,734,797
Capital shares outstanding	201,503
Net asset value per share	$23.49

H-Class:
Net assets	$8,036,725
Capital shares outstanding	314,553
Net asset value per share	$25.55

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2011

Investment Income:
Dividends	$149,273
Interest	882

Total investment income	150,155

Expenses:
Management fees	146,483
Transfer agent and administrative fees	40,690
Distribution and service fees:
A-Class	1,685
C-Class	33,775
H-Class	30,561
Portfolio accounting fees	16,276
Trustees’ fees*	1,660
Miscellaneous	27,147

Total expenses	298,277

Net investment loss	(148,122)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,356,362)
Swap agreements	(1,882,661)
Futures contracts	(1,184,381)

Net realized loss	(4,423,404)

Net change in unrealized appreciation (depreciation) on:
Investments	(3,845,849)
Swap agreements	(1,087,352)
Futures contracts	(110,177)

Net change in unrealized appreciation (depreciation)	(5,043,378)

Net realized and unrealized loss	(9,466,782)

Net decrease in net assets resulting from operations	$(9,614,904)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 57

MID-CAP 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(148,122)	$(353,954)
Net realized gain (loss) on investments	(4,423,404)	3,824,140
Net change in unrealized appreciation (depreciation) on investments	(5,043,378)	1,314,011

Net increase (decrease) in net assets resulting from operations	(9,614,904)	4,784,197

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	669,700	1,553,048
C-Class	5,548,183	16,167,502
H-Class	67,401,670	368,792,421
Cost of shares redeemed
A-Class	(1,427,798)	(1,666,271)
C-Class	(4,475,562)	(15,672,167)
H-Class	(95,196,262)	(359,850,110)

Net increase (decrease) from capital share transactions	(27,480,069)	9,324,423

Net increase (decrease) in net assets	(37,094,973)	14,108,620
Net assets:
Beginning of period	50,569,687	36,461,067

End of period	$13,474,714	$50,569,687

Accumulated net investment loss at end of period	$(148,122)	$—

Capital share activity:
Shares sold
A-Class	18,534	51,004
C-Class	164,457	563,073
H-Class	1,892,327	12,089,650
Shares redeemed
A-Class	(41,562)	(58,734)
C-Class	(139,415)	(549,462)
H-Class	(2,726,779)	(12,087,163)

Net increase (decrease) in shares	(832,438)	8,368

58 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$37.14	$26.89	$13.33	$32.39	$41.56	$40.14

Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.26)	(.16)	— [c]	.23	.05
Net gain (loss) on investments (realized and unrealized)	(11.45)	10.51	13.72	(17.74)	(7.46)	2.74

Total from investment operations	(11.58)	10.25	13.56	(17.74)	(7.23)	2.79

Less distributions from:
Net investment income	—	—	—	—	(.26)	—
Net realized gains	—	—	—	(1.32)	(1.68)	(1.37)

Total distributions	—	—	—	(1.32)	(1.94)	(1.37)

Net asset value, end of period	$25.56	$37.14	$26.89	$13.33	$32.39	$41.56

Total Return[d]	(31.18%)	38.12%	101.73%	(54.70%)	(18.29%)	7.11%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$703	$1,877	$1,567	$1,080	$1,571	$2,806

Ratios to average net assets:
Net investment income (loss)	(0.75%)	(0.88%)	(0.79%)	0.01%	0.57%	0.13%
Total expenses	1.68%	1.70%	1.69%	1.68%	1.67%	1.67%

Portfolio turnover rate	21%	211%	219%	204%	226%	296%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$34.26	$24.98	$12.47	$30.73	$39.82	$38.81

Income (loss) from investment operations:
Net investment loss[b]	(.23)	(.43)	(.27)	(.17)	(.08)	(.23)
Net gain (loss) on investments (realized and unrealized)	(10.54)	9.71	12.78	(16.77)	(7.07)	2.61

Total from investment operations	(10.77)	9.28	12.51	(16.94)	(7.15)	2.38

Less distributions from:
Net investment income	—	—	—	—	(.26)	—
Net realized gains	—	—	—	(1.32)	(1.68)	(1.37)

Total distributions	—	—	—	(1.32)	(1.94)	(1.37)

Net asset value, end of period	$23.49	$34.26	$24.98	$12.47	$30.73	$39.82

Total Return[d]	(31.44%)	37.15%	100.32%	(55.06%)	(18.90%)	6.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,735	$6,045	$4,069	$2,954	$8,388	$17,112

Ratios to average net assets:
Net investment loss	(1.46%)	(1.59%)	(1.43%)	(0.72%)	(0.20%)	(0.62%)
Total expenses	2.43%	2.44%	2.44%	2.43%	2.42%	2.41%

Portfolio turnover rate	21%	211%	219%	204%	226%	296%

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 59

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$37.12	$26.89	$13.33	$32.40	$41.58	$40.17

Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.28)	(.15)	.01	.25	.06
Net gain (loss) on investments (realized and unrealized)	(11.43)	10.51	13.71	(17.76)	(7.49)	2.72

Total from investment operations	(11.57)	10.23	13.56	(17.75)	(7.24)	2.78

Less distributions from:
Net investment income	—	—	—	—	(.26)	—
Net realized gains	—	—	—	(1.32)	(1.68)	(1.37)

Total distributions	—	—	—	(1.32)	(1.94)	(1.37)

Net asset value, end of period	$25.55	$37.12	$26.89	$13.33	$32.40	$41.58

Total Return[d]	(31.17%)	38.04%	101.73%	(54.71%)	(18.31%)	7.08%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,037	$42,647	$30,825	$11,063	$11,763	$24,918

Ratios to average net assets:
Net investment income (loss)	(0.77%)	(0.91%)	(0.73%)	0.06%	0.61%	0.16%
Total expenses	1.68%	1.70%	1.68%	1.68%	1.67%	1.67%

Portfolio turnover rate	21%	211%	219%	204%	226%	296%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Net investment income is less than $0.01 per share.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

60 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2011
INVERSE MID-CAP STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004
The Fund invests principally in derivative investments such as swap agreements and futures contracts.
the RYDEX | SGI series funds semi-annual report | 61

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
INVERSE MID-CAP STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 85.7%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	$5,161,438	$5,161,438
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	2,552,721	2,552,721
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	1,814,166	1,814,166

Total Repurchase Agreements (Cost $9,528,325)		9,528,325

Total Investments — 85.7% (Cost $9,528,325)		$9,528,325

Cash & Other Assets, Less Liabilities — 14.3%		1,587,105

Total Net Assets — 100.0%		$11,115,430

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS SOLD SHORT†
December 2011 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $4,281,200)	55	$221,283

	Units

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International October 2011 S&P MidCap 400 Index Swap, Terminating 10/27/11[2] (Notional Value $2,457,554)	3,146	$88,967
Credit Suisse Capital, LLC October 2011 S&P MidCap 400 Index Swap, Terminating 10/31/11[2] (Notional Value $2,464,777)	3,155	72,224
Barclays Bank plc October 2011 S&P MidCap 400 Index Swap, Terminating 10/31/11[2] (Notional Value $1,434,957)	1,837	42,078
Morgan Stanley Capital Services, Inc. October 2011 S&P MidCap 400 Index Swap, Terminating 10/24/11[2] (Notional Value $354,403)	454	2,480

(Total Notional Value $6,711,691 )		$205,749

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

[2]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate. plc — Public Limited Company

62 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

INVERSE MID-CAP STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2011

Assets:
Repurchase agreements, at value (cost $9,528,325)	$9,528,325
Segregated cash with broker	1,198,883
Unrealized appreciation on swap agreements	205,749
Receivables:
Variation margin	113,640
Fund shares sold	91,240

Total assets	11,137,837

Liabilities:
Payable for:
Management fees	6,835
Fund shares redeemed	6,451
Miscellaneous	3,865
Distribution and service fees	2,206
Transfer agent and administrative fees	1,898
Portfolio accounting fees	759
Miscellaneous	393

Total liabilities	22,407

Net assets	$11,115,430

Net Assets Consist of:
Paid in capital	$24,160,172
Accumulated net investment loss	(42,987)
Accumulated net realized loss on investments	(13,428,787)
Net unrealized appreciation on investments	427,032

Net assets	$11,115,430

A-Class:
Net assets	$221,125
Capital shares outstanding	9,120
Net asset value per share	$24.24

Maximum offering price per share (Net asset value divided by 95.25%)	$25.45
C-Class:
Net assets	$485,913
Capital shares outstanding	21,314
Net asset value per share	$22.79

H-Class:
Net assets	$10,408,392
Capital shares outstanding	429,896
Net asset value per share	$24.21

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2011

Investment Income:
Interest	$527

Total investment income	527

Expenses:
Management fees	22,705
Transfer agent and administrative fees	6,307
Distribution and service fees:
A-Class	376
C-Class	1,791
H-Class	5,483
Portfolio accounting fees	2,523
Trustees’ fees*	104
Miscellaneous	4,225

Total expenses	43,514

Net investment loss	(42,987)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(14,792)
Futures contracts	(185,544)

Net realized loss	(200,336)

Net change in unrealized appreciation (depreciation) on:
Swap agreements	251,553
Futures contracts	221,390

Net change in unrealized appreciation (depreciation)	472,943

Net realized and unrealized gain	272,607

Net increase in net assets resulting from operations	$229,620

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 63

INVERSE MID-CAP STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(42,987)	$(67,569)
Net realized loss on investments	(200,336)	(1,408,270)
Net change in unrealized appreciation (depreciation) on investments	472,943	124,179

Net increase (decrease) in net assets resulting from operations	229,620	(1,351,660)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	381,313	686,044
C-Class	1,013,365	1,570,414
H-Class	27,421,410	41,475,130
Cost of shares redeemed
A-Class	(458,022)	(1,036,384)
C-Class	(931,726)	(1,354,262)
H-Class	(18,990,577)	(41,431,048)

Net increase (decrease) from capital share transactions	8,435,763	(90,106)

Net increase (decrease) in net assets	8,665,383	(1,441,766)
Net assets:
Beginning of period	2,450,047	3,891,813

End of period	$11,115,430	$2,450,047

Accumulated net investment loss at end of period	$(42,987)	$—

Capital share activity:
Shares sold
A-Class	18,255	25,274
C-Class	48,913	61,434
H-Class	1,213,983	1,626,446
Shares redeemed
A-Class	(22,289)	(38,915)
C-Class	(45,126)	(54,193)
H-Class	(874,686)	(1,641,534)

Net increase (decrease) in shares	339,050	(21,488)

64 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$20.38	$27.37	$48.21	$37.07	$33.78	$37.03

Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.39)	(.52)	(.22)	.81	1.35
Net gain (loss) on investments (realized and unrealized)	4.03	(6.60)	(20.32)	11.40	3.11	(1.81)

Total from investment operations	3.86	(6.99)	(20.84)	11.18	3.92	(.46)

Less distributions from:
Net investment income	—	—	—	(.04)	(.63)	(2.79)

Total distributions	—	—	—	(.04)	(.63)	(2.79)

Net asset value, end of period	$24.24	$20.38	$27.37	$48.21	$37.07	$33.78

Total Return[c]	18.94%	(25.54%)	(43.23%)	30.14%	11.83%	(1.35%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$221	$268	$733	$452	$906	$477

Ratios to average net assets:
Net investment income (loss)	(1.65%)	(1.54%)	(1.56%)	(0.55%)	2.35%	3.52%
Total expenses	1.67%	1.69%	1.69%	1.68%	1.66%	1.65%

Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$19.24	$26.03	$46.24	$35.82	$32.89	$36.43

Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.55)	(.75)	(.41)	.60	1.05
Net gain (loss) on investments (realized and unrealized)	3.79	(6.24)	(19.46)	10.87	2.96	(1.80)

Total from investment operations	3.55	(6.79)	(20.21)	10.46	3.56	(.75)

Less distributions from:
Net investment income	—	—	—	(.04)	(.63)	(2.79)

Total distributions	—	—	—	(.04)	(.63)	(2.79)

Net asset value, end of period	$22.79	$19.24	$26.03	$46.24	$35.82	$32.89

Total Return[c]	18.45%	(26.09%)	(43.71%)	29.18%	11.05%	(2.19%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$486	$337	$268	$327	$1,478	$801

Ratios to average net assets:
Net investment income (loss)	(2.40%)	(2.29%)	(2.30%)	(1.07%)	1.83%	2.81%
Total expenses	2.42%	2.44%	2.43%	2.43%	2.41%	2.40%

Portfolio turnover rate	—	—	—	—	—	—

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 65

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$20.36	$27.35	$48.21	$37.07	$33.78	$37.04

Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.40)	(.55)	(.27)	.78	1.35
Net gain (loss) on investments (realized and unrealized)	4.03	(6.59)	(20.31)	11.45	3.14	(1.82)

Total from investment operations	3.85	(6.99)	(20.86)	11.18	3.92	(.47)

Less distributions from:
Net investment income	—	—	—	(.04)	(.63)	(2.79)

Total distributions	—	—	—	(.04)	(.63)	(2.79)

Net asset value, end of period	$24.21	$20.36	$27.35	$48.21	$37.07	$33.78

Total Return[c]	18.91%	(25.56%)	(43.27%)	30.14%	11.83%	(1.38%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,408	$1,845	$2,891	$7,350	$46,630	$15,531

Ratios to average net assets:
Net investment income (loss)	(1.65%)	(1.53%)	(1.55%)	(0.62%)	2.26%	3.51%
Total expenses	1.67%	1.69%	1.68%	1.70%	1.65%	1.66%

Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate,have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

66 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2011
RUSSELL 2000® 1.5x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31,2004
C-Class	January 23,2001
H-Class	November 1,2000
Ten Largest Holdings
(% of Total Net Assets)

Netlogic Microsystems, Inc.	0.1%
American Campus Communities, Inc.	0.1%
Jack Henry & Associates, Inc.	0.1%
MFA Financial, Inc.	0.1%
Healthspring, Inc.	0.1%
Nicor, Inc.	0.1%
Cepheid, Inc.	0.1%
Clean Harbors, Inc.	0.1%
National Retail Properties, Inc.	0.1%
Medicis Pharmaceutical Corp. — Class A	0.1%

Top Ten Total	1.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX | SGI series funds semi-annual report | 67

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 37.7%

FINANCIALS - 8.3%
American Campus Communities, Inc.	215	$8,000
MFA Financial, Inc.	1,134	7,961
National Retail Properties, Inc.	274	7,362
Home Properties, Inc.	127	7,209
Signature Bank*	150	7,160
Tanger Factory Outlet Centers	270	7,023
Mid-America Apartment Communities, Inc.	116	6,986
BioMed Realty Trust, Inc.	420	6,959
ProAssurance Corp.	94	6,770
Highwoods Properties, Inc.	230	6,500
Hancock Holding Co.	240	6,427
Equity Lifestyle Properties, Inc.	100	6,270
Hatteras Financial Corp.	240	6,038
Washington Real Estate Investment Trust	213	6,002
Kilroy Realty Corp.	188	5,884
Entertainment Properties Trust	149	5,808
Extra Space Storage, Inc.	300	5,589
Post Properties, Inc.	160	5,558
Alterra Capital Holdings Ltd.	284	5,387
CBL & Associates Properties, Inc.	468	5,316
LaSalle Hotel Properties	274	5,261
Invesco Mortgage Capital, Inc.	370	5,228
Starwood Property Trust, Inc.	300	5,148
SVB Financial Group*	139	5,143
Omega Healthcare Investors, Inc.	319	5,082
Prosperity Bancshares, Inc.	150	4,902
Colonial Properties Trust	264	4,794
Apollo Investment Corp.	619	4,655
Cash America International, Inc.	90	4,604
Stifel Financial Corp.*	169	4,489
Ezcorp, Inc. — Class A*	153	4,367
First American Financial Corp.	334	4,275
Iberiabank Corp.	90	4,235
Healthcare Realty Trust, Inc.	244	4,111
First Cash Financial Services, Inc.*	96	4,027
Northwest Bancshares, Inc.	334	3,978
Two Harbors Investment Corp.	450	3,974
FirstMerit Corp.	344	3,908
Knight Capital Group, Inc. — Class A*	319	3,879
Potlatch Corp.	123	3,877
CNO Financial Group, Inc.*	700	3,787
DiamondRock Hospitality Co.	534	3,733
DuPont Fabros Technology, Inc.	189	3,721
Trustmark Corp.	199	3,612
Alexander’s, Inc.	10	3,610
Montpelier Re Holdings Ltd.	200	3,536
Webster Financial Corp.	230	3,519
Platinum Underwriters Holdings Ltd.	113	3,475
Westamerica Bancorporation	90	3,449
DCT Industrial Trust, Inc.	784	3,442
FNB Corp.	398	3,411
EastGroup Properties, Inc.	89	3,394
National Health Investors, Inc.	80	3,370
RLI Corp.	53	3,370
Sovran Self Storage, Inc.	90	3,345
Delphi Financial Group, Inc. — Class A	154	3,314
United Bankshares, Inc.	160	3,214
Umpqua Holdings Corp.	365	3,208
UMB Financial Corp.	100	3,208
Ocwen Financial Corp.*	240	3,170
Medical Properties Trust, Inc.	354	3,168
CYS Investments, Inc.	258	3,119
Capstead Mortgage Corp.	270	3,116
Portfolio Recovery Associates, Inc.*	50	3,111
DFC Global Corp.*	140	3,059
Wintrust Financial Corp.	115	2,968
Prospect Capital Corp.	350	2,944
PHH Corp.*	179	2,878
PS Business Parks, Inc.	58	2,873
Cathay General Bancorp	250	2,845
Old National Bancorp	304	2,833
Redwood Trust, Inc.	250	2,793
Equity One, Inc.	173	2,744
Tower Group, Inc.	120	2,743
National Penn Bancshares, Inc.	390	2,734
Community Bank System, Inc.	120	2,723
Anworth Mortgage Asset Corp.	400	2,720
CubeSmart	314	2,678
Texas Capital Bancshares, Inc.	114	2,605
First Financial Bankshares, Inc.	97	2,538
Pebblebrook Hotel Trust	162	2,535
Franklin Street Properties Corp.	224	2,533
MB Financial, Inc.	170	2,502
Argo Group International Holdings Ltd.	88	2,497
First Financial Bancorp	180	2,484
Lexington Realty Trust	379	2,479
World Acceptance Corp.*	44	2,462
Glimcher Realty Trust	340	2,407
Strategic Hotels & Resorts, Inc.*	556	2,396
LTC Properties, Inc.	94	2,380
Primerica, Inc.	110	2,372
Government Properties Income Trust	110	2,366
Harleysville Group, Inc.	40	2,354
MarketAxess Holdings, Inc.	90	2,342
Acadia Realty Trust	124	2,319
BancorpSouth, Inc.	264	2,318
Oritani Financial Corp.	179	2,302
Sun Communities, Inc.	65	2,287
Susquehanna Bancshares, Inc.	410	2,243
International Bancshares Corp.	170	2,236
Solar Capital Ltd.	111	2,234
First Industrial Realty Trust, Inc.*	278	2,224

68 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Park National Corp.	42	$2,221
Selective Insurance Group, Inc.	168	2,192
CVB Financial Corp.	284	2,184
Financial Engines, Inc.*	120	2,173
Glacier Bancorp, Inc.	230	2,155
Astoria Financial Corp.	279	2,146
Fifth Street Finance Corp.	230	2,144
MF Global Holdings Ltd.*	517	2,135
Sunstone Hotel Investors, Inc.*	374	2,128
Infinity Property & Casualty Corp.	40	2,099
NBT Bancorp, Inc.	110	2,048
Provident Financial Services, Inc.	190	2,043
Associated Estates Realty Corp.	130	2,010
Enstar Group Ltd.*	21	2,000
First Potomac Realty Trust	159	1,983
Education Realty Trust, Inc.	230	1,976
Investors Bancorp, Inc.*	150	1,895
Bank of the Ozarks, Inc.	90	1,884
Greenlight Capital Re Ltd. — Class A*	90	1,867
Walter Investment Management Corp.	80	1,834
Investors Real Estate Trust	250	1,800
Inland Real Estate Corp.	246	1,796
American Assets Trust, Inc.	100	1,795
Columbia Banking System, Inc.	124	1,776
First Midwest Bancorp, Inc.	240	1,757
Amtrust Financial Services, Inc.	78	1,736
Symetra Financial Corp.	209	1,703
Cousins Properties, Inc.	290	1,697
iStar Financial, Inc.*	290	1,688
BlackRock Kelso Capital Corp.	230	1,679
American Equity Investment Life Holding Co.	190	1,663
ARMOUR Residential REIT, Inc.	240	1,632
Evercore Partners, Inc. — Class A	71	1,619
CreXus Investment Corp.	179	1,590
Employers Holdings, Inc.	124	1,582
KBW, Inc.	114	1,572
Hersha Hospitality Trust — Class A	450	1,557
Cohen & Steers, Inc.	54	1,552
National Financial Partners Corp.*	140	1,532
Pico Holdings, Inc.*	74	1,518
Meadowbrook Insurance Group, Inc.	170	1,515
Safety Insurance Group, Inc.	40	1,513
Nelnet, Inc. — Class A	80	1,502
Compass Diversified Holdings	123	1,498
Retail Opportunity Investments Corp.	134	1,485
Horace Mann Educators Corp.	130	1,483
Credit Acceptance Corp.*	23	1,480
Navigators Group, Inc.*	34	1,469
Boston Private Financial Holdings, Inc.	246	1,446
Home Bancshares, Inc.	68	1,443
BGC Partners, Inc. — Class A	239	1,441
PennyMac Mortgage Investment Trust	90	1,431
PrivateBancorp, Inc.	190	1,429
Brookline Bancorp, Inc.	184	1,419
Chemical Financial Corp.	90	1,378
Banco Latinoamericano de Comercio Exterior S.A. — Class E	90	1,371
Independent Bank Corp.	63	1,370
S&T Bancorp, Inc.	84	1,357
National Western Life Insurance Co. — Class A	10	1,355
Oriental Financial Group, Inc.	140	1,354
City Holding Co.	50	1,349
Pennsylvania Real Estate Investment Trust	172	1,330
Colony Financial, Inc.	102	1,318
ViewPoint Financial Group	115	1,317
PacWest Bancorp	94	1,310
PennantPark Investment Corp.	146	1,302
Trustco Bank Corp.	290	1,293
Berkshire Hills Bancorp, Inc.	70	1,293
WesBanco, Inc.	74	1,281
Advance America Cash Advance Centers, Inc.	174	1,281
Investment Technology Group, Inc.*	130	1,273
Chesapeake Lodging Trust	105	1,267
State Bank Financial Corp.*	100	1,262
FPIC Insurance Group, Inc.*	30	1,255
Flagstone Reinsurance Holdings S.A.	161	1,248
Forestar Group, Inc.*	114	1,244
Western Alliance Bancorporation*	224	1,228
First Commonwealth Financial Corp.	330	1,221
Maiden Holdings Ltd.	164	1,212
Main Street Capital Corp.	68	1,208
Pinnacle Financial Partners, Inc.*	110	1,203
Getty Realty Corp.	83	1,197
Ashford Hospitality Trust, Inc.	170	1,193
Hercules Technology Growth Capital, Inc.	140	1,193
Urstadt Biddle Properties, Inc. — Class A	74	1,182
Encore Capital Group, Inc.*	54	1,180
Universal Health Realty Income Trust	35	1,176
Simmons First National Corp. — Class A	54	1,172
FBL Financial Group, Inc. — Class A	44	1,171
Sandy Spring Bancorp, Inc.	80	1,170
RLJ Lodging Trust	90	1,149
Sabra Health Care REIT, Inc.	120	1,145
United Fire & Casualty Co.	64	1,132
Resource Capital Corp.	226	1,130
MGIC Investment Corp.*	599	1,120
Lakeland Financial Corp.	54	1,116
United Community Banks, Inc.*	129	1,095
Flushing Financial Corp.	100	1,080

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 69

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Tompkins Financial Corp.	30	$1,073
First Busey Corp.	246	1,070
Triangle Capital Corp.	70	1,065
SCBT Financial Corp.	43	1,061
1st Source Corp.	50	1,041
Tejon Ranch Co.*	43	1,026
Campus Crest Communities, Inc.	94	1,023
Renasant Corp.	80	1,018
Ramco-Gershenson Properties Trust	124	1,017
Duff & Phelps Corp. — Class A	95	1,013
OneBeacon Insurance Group Ltd. — Class A	74	1,009
Dynex Capital, Inc.	125	1,008
Newcastle Investment Corp.	247	1,005
NorthStar Realty Finance Corp.	304	1,003
AMERISAFE, Inc.*	54	994
Sterling Financial Corp.*	80	990
Safeguard Scientifics, Inc.*	66	990
Community Trust Bancorp, Inc.	42	978
Dime Community Bancshares, Inc.	96	972
Piper Jaffray Cos.*	54	968
MCG Capital Corp.	240	950
Hilltop Holdings, Inc.*	129	930
Excel Trust, Inc.	96	924
Monmouth Real Estate Investment Corp. — Class A	116	920
FelCor Lodging Trust, Inc.*	394	918
Radian Group, Inc.	419	918
TowneBank	80	910
Rockville Financial, Inc.	95	901
GFI Group, Inc.	220	884
eHealth, Inc.*	64	874
GAMCO Investors, Inc. — Class A	22	867
Southside Bancshares, Inc.	48	864
Coresite Realty Corp.	60	861
Hudson Pacific Properties, Inc.	74	861
TICC Capital Corp.	103	842
NewStar Financial, Inc.*	90	841
MVC Capital, Inc.	80	838
Washington Trust Bancorp, Inc.	42	831
Apollo Commercial Real Estate Finance, Inc.	63	830
First Financial Corp.	30	825
Beneficial Mutual Bancorp, Inc.*	110	819
West Coast Bancorp*	58	812
Artio Global Investors, Inc. — Class A	102	812
Saul Centers, Inc.	24	811
Kennedy-Wilson Holdings, Inc.	76	806
CapLease, Inc.	219	791
HFF, Inc. — Class A*	90	787
Parkway Properties, Inc.	71	782
Cardinal Financial Corp.	90	776
Citizens, Inc.*	120	769
International FCStone, Inc.*	37	768
Hudson Valley Holding Corp.	44	767
Bancfirst Corp.	23	763
Westwood Holdings Group, Inc.	22	760
FXCM, Inc. — Class A	54	757
Global Indemnity plc — Class A*	44	752
Winthrop Realty Trust	86	747
Capital Southwest Corp.	10	740
StellarOne Corp.	74	736
Enterprise Financial Services Corp.	54	734
Nara Bancorp, Inc.*	120	728
WSFS Financial Corp.	23	726
United Financial Bancorp, Inc.	52	712
Provident New York Bancorp	120	698
Diamond Hill Investment Group, Inc.	10	694
Territorial Bancorp, Inc.	36	689
Arrow Financial Corp.	31	688
Sterling Bancorp — Class N	94	682
Epoch Holding Corp.	50	679
Ameris Bancorp*	77	671
Univest Corporation of Pennsylvania	50	667
State Auto Financial Corp.	50	658
Camden National Corp.	24	654
Agree Realty Corp.	30	653
Northfield Bancorp, Inc.	49	649
German American Bancorp, Inc.	40	645
Bancorp, Inc.*	90	644
Virtus Investment Partners, Inc.*	12	643
Union First Market Bankshares Corp.	60	643
Baldwin & Lyons, Inc. — Class B	30	641
Banner Corp.	50	639
Kite Realty Group Trust	174	637
Bancorp Rhode Island, Inc.	15	636
Summit Hotel Properties, Inc.	90	635
Tower Bancorp, Inc.	30	628
Financial Institutions, Inc.	44	627
SY Bancorp, Inc.	33	614
Calamos Asset Management, Inc. — Class A	60	601
Presidential Life Corp.	73	600
Citizens & Northern Corp.	40	594
Westfield Financial, Inc.	90	593
OceanFirst Financial Corp.	50	583
Heritage Financial Corp.	52	574
Cowen Group, Inc. — Class A*	211	572
Farmer Mac — Class C	30	571
Eagle Bancorp, Inc.*	48	565
Lakeland Bancorp, Inc.	72	563
Cedar Shopping Centers, Inc.	181	563
OmniAmerican Bancorp, Inc.*	41	560
First Merchants Corp.	79	557
National Bankshares, Inc.	23	555
Arlington Asset Investment Corp. — Class A	23	553
American Safety Insurance Holdings Ltd.*	30	552
STAG Industrial, Inc.	54	551
First Community Bancshares, Inc.	54	551
Stewart Information Services Corp.	62	548

70 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

First Interstate Bancsystem, Inc. — Class A	51	$546
Fox Chase Bancorp, Inc.	43	545
Trico Bancshares	44	540
Heartland Financial USA, Inc.	38	539
Center Financial Corp.*	114	535
Wilshire Bancorp, Inc.*	194	532
Republic Bancorp, Inc. — Class A	30	531
State Bancorp, Inc.	50	529
MainSource Financial Group, Inc.	60	523
First of Long Island Corp.	23	521
Ladenburg Thalmann Financial Services, Inc.*	336	521
Cogdell Spencer, Inc.	138	520
Central Pacific Financial Corp.*	50	516
CNB Financial Corp.	40	513
National Interstate Corp.	23	506
Great Southern Bancorp, Inc.	30	503
Gladstone Investment Corp.	74	503
First Bancorp	50	502
Bryn Mawr Bank Corp.	30	497
Kansas City Life Insurance Co.	16	494
Penns Woods Bancorp, Inc.	15	491
Washington Banking Co.	50	487
Franklin Financial Corp.*	44	486
Oppenheimer Holdings, Inc. — Class A	30	481
Gladstone Capital Corp.	70	480
Centerstate Banks, Inc.	90	471
Gladstone Commercial Corp.	30	470
Ames National Corp.	30	469
Medallion Financial Corp.	50	465
BankFinancial Corp.	70	465
NGP Capital Resources Co.	71	464
Netspend Holdings, Inc.*	90	463
Phoenix Companies, Inc.*	370	451
CoBiz Financial, Inc.	100	447
Home Federal Bancorp, Inc.	57	446
Golub Capital BDC, Inc.	30	445
1st United Bancorp, Inc.*	90	444
One Liberty Properties, Inc.	30	440
Pacific Continental Corp.	62	440
ESB Financial Corp.	40	438
Doral Financial Corp.*	400	436
Crawford & Co. — Class B	81	434
West Bancorporation, Inc.	51	432
SeaBright Holdings, Inc.	60	432
Abington Bancorp, Inc.	60	432
Virginia Commerce Bancorp, Inc.*	73	429
SWS Group, Inc.	90	422
Primus Guaranty Ltd.*	80	422
Bridge Bancorp, Inc.	23	421
ESSA Bancorp, Inc.	40	420
RAIT Financial Trust	123	417
Chatham Lodging Trust	42	417
Capital City Bank Group, Inc.	40	416
Mission West Properties, Inc.	54	410
Bank of Kentucky Financial Corporation	20	405
BofI Holding, Inc.*	30	404
First Defiance Financial Corp.*	30	402
Hanmi Financial Corp.*	484	402
Bank of Marin Bancorp	12	396
Walker & Dunlop, Inc.*	34	395
Consolidated-Tomoka Land Co.	15	394
Bank Mutual Corp.	150	391
FBR & Company*	164	390
Edelman Financial Group, Inc.	60	388
Terreno Realty Corp.	30	385
Pacific Capital Bancorp North America*	15	383
First Bancorp, Inc.	30	378
Alliance Financial Corp.	13	365
UMH Properties, Inc.	40	364
Metro Bancorp, Inc.*	42	363
Kohlberg Capital Corp.	60	351
Center Bancorp, Inc.	36	347
Solar Senior Capital Ltd.	24	343
First Pactrust Bancorp, Inc.	30	340
Seacoast Banking Corporation of Florida*	230	338
MPG Office Trust, Inc.*	160	338
Harris & Harris Group, Inc.*	94	334
Peoples Bancorp, Inc.	30	330
Sierra Bancorp	36	329
THL Credit, Inc.	30	328
Meridian Interstate Bancorp, Inc.*	30	327
Kearny Financial Corp.	37	327
Merchants Bancshares, Inc.	12	321
Encore Bancshares, Inc.*	30	320
Marlin Business Services Corp.*	30	318
Sun Bancorp, Inc.*	120	318
Hallmark Financial Services*	42	310
Park Sterling Corp.*	90	308
Flagstar Bancorp, Inc.*	623	305
New Mountain Finance Corp.	24	305
Medley Capital Corp.	30	302
Bridge Capital Holdings*	30	302
Gleacher & Company, Inc.*	250	298
Nicholas Financial, Inc.	30	293
JMP Group, Inc.	50	291
Donegal Group, Inc. — Class A	24	289
Cape Bancorp, Inc.*	40	283
Clifton Savings Bancorp, Inc.	30	275
Heritage Commerce Corp.*	70	269
Whitestone REIT — Class B	24	267
Southwest Bancorp, Inc.	60	253
Suffolk Bancorp	30	250
Midsouth Bancorp, Inc.	23	247
Enterprise Bancorp, Inc.	20	247
Avatar Holdings, Inc.*	30	245
Century Bancorp, Inc. — Class A	10	232

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 71

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Orrstown Financial Services, Inc.	18	$231
EMC Insurance Group, Inc.	12	221
Universal Insurance Holdings, Inc.	57	219
Charter Financial Corp.	23	216
First Financial Holdings, Inc.	49	196
Roma Financial Corp.	24	196
Taylor Capital Group, Inc.*	30	193
First Marblehead Corp.	174	177
Independence Holding Co.	24	174
CIFC Corp.*	36	156
California First National Bancorp	10	153
Gain Capital Holdings, Inc.*	24	151
Hampton Roads Bankshares, Inc.*	30	141
Cascade Bancorp*	23	134
Imperial Holdings, Inc.*	54	130
Fortegra Financial Corp.*	20	105
Pzena Investment Management, Inc. — Class A	30	98
PMI Group, Inc.*	486	97
Capital Bank Corp.*	44	92

Total Financials		675,746

INFORMATION TECHNOLOGY - 6.5%
Netlogic Microsystems, Inc.*	220	10,584
Jack Henry & Associates, Inc.	275	7,969
InterDigital, Inc.	140	6,521
SuccessFactors, Inc.*	264	6,069
Parametric Technology Corp.*	380	5,844
Universal Display Corp.*	120	5,753
Aruba Networks, Inc.*	274	5,729
RF Micro Devices, Inc.*	879	5,573
ADTRAN, Inc.	208	5,504
Concur Technologies, Inc.*	141	5,248
CommVault Systems, Inc.	138	5,114
Finisar Corp.*	289	5,069
CACI International, Inc. — Class A*	100	4,994
Hittite Microwave Corp.*	101	4,919
Blackboard, Inc.*	109	4,868
QLIK Technologies, Inc.*	220	4,765
Wright Express Corp.*	124	4,717
Microsemi Corp.*	276	4,410
Rambus, Inc.*	314	4,396
Semtech Corp.*	204	4,304
Anixter International, Inc.	90	4,270
Plantronics, Inc.	150	4,267
Cavium, Inc.*	152	4,106
Aspen Technology, Inc.*	264	4,031
Arris Group, Inc.*	390	4,017
MAXIMUS, Inc.	114	3,979
j2 Global Communications, Inc.	147	3,954
ValueClick, Inc.*	250	3,890
SolarWinds, Inc.	176	3,876
Ultimate Software Group, Inc.*	80	3,738
Progress Software Corp.*	210	3,685
FEI Co.*	123	3,685
Viasat, Inc.*	110	3,664
MKS Instruments, Inc.	163	3,539
TiVo, Inc.*	377	3,521
Cognex Corp.	129	3,497
Cymer, Inc.*	94	3,495
Sapient Corp.	344	3,488
Coherent, Inc.*	80	3,437
Taleo Corp. — Class A*	130	3,344
Blackbaud, Inc.	145	3,229
OpenTable, Inc.*	70	3,221
Cirrus Logic, Inc.*	214	3,154
JDA Software Group, Inc.*	134	3,141
Convergys Corp.*	334	3,133
Veeco Instruments, Inc.*	128	3,123
Netgear, Inc.*	120	3,107
Quest Software, Inc.*	194	3,081
ACI Worldwide, Inc.*	110	3,029
Cardtronics, Inc.*	132	3,025
Mentor Graphics Corp.*	310	2,982
Littelfuse, Inc.	74	2,976
Take-Two Interactive Software, Inc.*	230	2,926
Fair Isaac Corp.	130	2,838
Acxiom Corp.*	262	2,788
Power Integrations, Inc.	90	2,755
MicroStrategy, Inc. — Class A*	24	2,738
Entegris, Inc.*	424	2,705
Digital River, Inc.*	130	2,695
TriQuint Semiconductor, Inc.	524	2,630
Synaptics, Inc.*	110	2,629
Infinera Corp.*	336	2,594
Euronet Worldwide, Inc.*	164	2,581
Scansource, Inc.*	87	2,572
RightNow Technologies, Inc.*	77	2,545
Omnivision Technologies, Inc.*	180	2,527
Benchmark Electronics, Inc.*	190	2,472
Plexus Corp.*	109	2,466
Tyler Technologies, Inc.*	97	2,452
Heartland Payment Systems, Inc.	124	2,445
Integrated Device Technology, Inc.*	470	2,421
Sourcefire, Inc.*	90	2,408
Cabot Microelectronics Corp.*	70	2,407
Ancestry.com, Inc.*	102	2,397
NetSuite, Inc.*	86	2,323
Earthlink, Inc.	349	2,279
NIC, Inc.	199	2,279
Insight Enterprises, Inc.	150	2,271
Websense, Inc.*	130	2,249
Comtech Telecommunications Corp.	80	2,247
BroadSoft, Inc.*	74	2,246
Bottomline Technologies, Inc.*	110	2,215
Mantech International Corp. — Class A	70	2,197
Unisys Corp.*	140	2,197
Syntel, Inc.	50	2,159
LogMeIn, Inc.	64	2,125

72 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Synchronoss Technologies, Inc.*	85	$2,117
Manhattan Associates, Inc.*	64	2,117
SYNNEX Corp.*	80	2,096
Advent Software, Inc.*	100	2,085
DealerTrack Holdings, Inc.*	130	2,037
Electronics for Imaging, Inc.*	149	2,007
VirnetX Holding Corp.*	133	1,994
Diodes, Inc.*	110	1,971
Brightpoint, Inc.*	214	1,971
Tessera Technologies, Inc.*	164	1,958
Rogers Corp.*	50	1,957
Blue Coat Systems, Inc.*	140	1,943
Lattice Semiconductor Corp.*	370	1,943
Spansion, Inc. — Class A*	158	1,931
Liquidity Services, Inc.*	60	1,924
RealPage, Inc.*	94	1,922
OSI Systems, Inc.*	56	1,877
Verint Systems, Inc.*	70	1,840
Emulex Corp.*	279	1,786
Brooks Automation, Inc.	214	1,744
Rofin-Sinar Technologies, Inc.*	90	1,728
Ceva, Inc.*	71	1,726
Kulicke & Soffa Industries, Inc.*	230	1,716
Sanmina-SCI Corp.*	254	1,697
Constant Contact, Inc.*	98	1,694
LivePerson, Inc.*	170	1,692
Checkpoint Systems, Inc.*	124	1,684
MTS Systems Corp.	54	1,655
Maxwell Technologies, Inc.	89	1,638
Forrester Research, Inc.	50	1,625
comScore, Inc.*	96	1,620
ATMI, Inc.*	100	1,582
TTM Technologies, Inc.*	164	1,560
Micrel, Inc.	164	1,553
S1 Corp.*	169	1,550
Harmonic, Inc.*	363	1,546
FARO Technologies, Inc.*	49	1,546
Volterra Semiconductor Corp.*	80	1,538
Pegasystems, Inc.	50	1,531
TNS, Inc.*	80	1,504
Loral Space & Communications, Inc.*	30	1,503
Opnet Technologies, Inc.	43	1,501
Park Electrochemical Corp.	70	1,496
United Online, Inc.	284	1,485
Amkor Technology, Inc.*	340	1,482
Silicon Image, Inc.*	250	1,468
Sonus Networks, Inc.*	674	1,463
Standard Microsystems Corp.*	74	1,436
DG FastChannel, Inc.*	83	1,407
CSG Systems International, Inc.*	110	1,390
Monotype Imaging Holdings, Inc.*	114	1,383
Ebix, Inc.	94	1,382
Ultratech, Inc.*	80	1,372
DTS, Inc.*	54	1,341
STEC, Inc.*	130	1,318
Netscout Systems, Inc.*	114	1,302
Measurement Specialties, Inc.*	50	1,298
Stratasys, Inc.*	70	1,298
Quantum Corp.*	714	1,292
Black Box Corp.	60	1,281
EPIQ Systems, Inc.	100	1,253
Kenexa Corp.*	80	1,251
Newport Corp.	114	1,232
TeleTech Holdings, Inc.*	80	1,219
RealD, Inc.*	130	1,215
Intermec, Inc.	186	1,213
Dice Holdings, Inc.*	154	1,204
ExlService Holdings, Inc.*	54	1,188
Tekelec*	194	1,172
Interactive Intelligence Group*	43	1,167
Advanced Energy Industries, Inc.*	135	1,164
Mercury Computer Systems, Inc.*	100	1,150
Entropic Communications, Inc.*	276	1,140
SS&C Technologies Holdings, Inc.*	79	1,129
Fabrinet*	60	1,122
Silicon Graphics International Corp.*	94	1,120
iGate Corp.	97	1,119
Super Micro Computer, Inc.*	88	1,103
Applied Micro Circuits Corp.*	204	1,095
Accelrys, Inc.*	180	1,091
Sycamore Networks, Inc.	60	1,083
Oplink Communications, Inc.*	70	1,060
ICG Group, Inc.*	114	1,050
Infospace, Inc.*	122	1,020
Formfactor, Inc.*	162	1,009
Kemet Corp.*	140	1,001
Power-One, Inc.	214	963
Magma Design Automation, Inc.*	211	960
Anaren, Inc.*	50	957
Photronics, Inc.*	190	946
Daktronics, Inc.	110	944
Calix, Inc.*	120	936
Ixia*	122	936
Globecomm Systems, Inc.*	69	932
Cass Information Systems, Inc.	30	931
Keynote Systems, Inc.	44	930
KIT Digital, Inc.	110	924
Monolithic Power Systems, Inc.*	90	916
Vocus, Inc.*	54	905
PROS Holdings, Inc.*	70	902
CTS Corp.	110	894
Methode Electronics, Inc.	120	892
QuinStreet, Inc.*	86	890
Digi International, Inc.	80	880
Xyratex Ltd.	94	871
IXYS Corp.*	80	870
Nanometrics, Inc.	60	870
Powerwave Technologies, Inc.*	504	867
LoopNet, Inc.*	50	857
Ness Technologies, Inc.*	110	843

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 73

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

LTX-Credence Corp.*	158	$836
Electro Scientific Industries, Inc.*	70	832
Electro Rent Corp.	60	829
XO Group, Inc.*	100	817
Internap Network Services Corp.*	164	807
MIPS Technologies, Inc. — Class A*	164	794
Cohu, Inc.	80	790
Extreme Networks*	294	779
Sigma Designs, Inc.*	99	776
OCZ Technology Group, Inc.*	160	776
Echelon Corp.*	110	771
ShoreTel, Inc.*	154	767
IntraLinks Holdings, Inc.*	100	751
Move, Inc.*	504	731
NVE Corp.*	12	728
Kopin Corp.*	204	700
Avid Technology, Inc.*	90	697
Exar Corp.*	120	685
DemandTec, Inc.*	104	680
Rudolph Technologies, Inc.*	99	662
Virtusa Corp.*	50	660
Imation Corp.*	90	658
Renaissance Learning, Inc.	38	638
Actuate Corp.*	114	629
Web.com Group, Inc.*	90	628
Integrated Silicon Solution, Inc.*	80	625
Zygo Corp.*	54	624
CIBER, Inc.*	204	618
Seachange International, Inc.*	80	616
MoneyGram International, Inc.*	264	615
GSI Group, Inc.*	80	614
Stamps.com, Inc.	30	613
Wave Systems Corp. — Class A*	260	608
Symmetricom, Inc.*	140	608
Cray, Inc.*	114	605
Advanced Analogic Technologies, Inc.*	139	602
Envestnet, Inc.*	60	600
Richardson Electronics Ltd.	44	599
Multi-Fineline Electronix, Inc.*	30	598
SciQuest, Inc.*	40	598
Oclaro, Inc.*	164	597
Pericom Semiconductor Corp.*	80	593
Rubicon Technology, Inc.*	54	590
Active Network, Inc.*	40	590
Perficient, Inc.	80	586
Digimarc Corp.*	23	584
Mindspeed Technologies, Inc.*	109	567
Marchex, Inc. — Class A	66	561
Zix Corp.*	210	561
Computer Task Group, Inc.*	50	559
RealNetworks, Inc.	66	556
Aeroflex Holding Corp.*	60	546
Immersion Corp.*	90	538
American Software, Inc. — Class A	74	537
Echo Global Logistics, Inc.*	40	532
Global Cash Access Holdings, Inc.*	206	527
Vishay Precision Group, Inc.*	40	527
Inphi Corp.*	60	526
Supertex, Inc.*	30	519
Saba Software, Inc.*	90	518
TeleCommunication Systems, Inc. — Class A*	150	517
Intevac, Inc.*	74	517
Limelight Networks, Inc.*	215	507
Cornerstone OnDemand, Inc.*	40	502
AXT, Inc.*	97	489
SPS Commerce, Inc.	30	489
ModusLink Global Solutions, Inc.	140	489
Travelzoo, Inc.*	22	484
Procera Networks, Inc.*	50	480
Lionbridge Technologies, Inc.*	194	477
Bel Fuse, Inc. — Class B	30	468
VASCO Data Security International, Inc.*	89	455
Anadigics, Inc.*	210	454
Aviat Networks, Inc.*	190	447
Deltek, Inc.*	74	445
TeleNav, Inc.*	50	443
DSP Group, Inc.*	74	437
PLX Technology, Inc.*	144	433
Openwave Systems, Inc.*	274	427
Callidus Software, Inc.*	90	415
Alpha & Omega Semiconductor Ltd.*	50	411
Axcelis Technologies, Inc.*	334	401
ServiceSource International, Inc.*	30	396
KVH Industries, Inc.*	50	396
LeCroy Corp.*	50	395
Rimage Corp.	30	379
THQ, Inc.*	219	379
Agilysys, Inc.*	53	378
Pulse Electronics Corp.	130	372
Radisys Corp.*	60	367
Westell Technologies, Inc. — Class A*	170	367
MoSys, Inc.*	100	366
DDi Corp.	50	362
Hackett Group, Inc.*	94	351
MaxLinear, Inc. — Class A*	51	329
Responsys, Inc.*	30	323
ePlus, Inc.*	13	321
support.com, Inc.*	154	305
Ultra Clean Holdings*	71	305
Novatel Wireless, Inc.*	100	302
PDF Solutions, Inc.*	74	302
Communications Systems, Inc.	23	299
X-Rite, Inc.*	80	298
GSI Technology, Inc.*	60	295
Convio, Inc.*	35	294
Guidance Software, Inc.*	44	286
PRGX Global, Inc.*	60	283

74 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Glu Mobile, Inc.*	134	$283
ORBCOMM, Inc.*	110	281
Emcore Corp.*	279	276
Rosetta Stone, Inc.*	30	275
FalconStor Software, Inc.*	94	274
Dot Hill Systems Corp.*	179	270
Dynamics Research Corp.*	30	268
NCI, Inc. — Class A*	22	262
SRS Labs, Inc.*	36	258
Meru Networks, Inc.*	31	253
Identive Group, Inc.*	124	247
TechTarget, Inc.*	43	246
Amtech Systems, Inc.*	30	240
PC Connection, Inc.*	30	239
FSI International, Inc.*	124	234
QAD, Inc. — Class A*	20	214
NeoPhotonics Corp.*	30	206
Motricity, Inc.*	114	193
Demand Media, Inc.*	24	192
BigBand Networks, Inc.*	140	179
Viasystems Group, Inc.*	10	176
Opnext, Inc.*	140	175
Smith Micro Software, Inc.*	114	173
Ellie Mae, Inc.*	30	167
Numerex Corp. — Class A*	30	167
eMagin Corp.*	54	142
Dialogic, Inc.*	50	93
Quepasa Corp.*	23	79
Stream Global Services, Inc.*	30	62
CSR plc ADR*	3	38
FriendFinder Networks, Inc.*	13	24

Total Information Technology		523,202

INDUSTRIALS - 5.7%
Clean Harbors, Inc.*	149	7,644
Hexcel Corp.*	310	6,870
CLARCOR, Inc.	164	6,786
Alaska Air Group, Inc.*	112	6,304
HEICO Corp.	127	6,253
Genesee & Wyoming,
Inc. — Class A*	130	6,048
Teledyne Technologies, Inc.*	120	5,863
Triumph Group, Inc.	120	5,849
Woodward, Inc.	194	5,316
Dollar Thrifty Automotive
Group, Inc.*	90	5,067
Acuity Brands, Inc.	140	5,046
Acacia Research — Acacia
Technologies*	140	5,039
FTI Consulting, Inc.	134	4,933
Esterline Technologies Corp.*	93	4,821
Watsco, Inc.	90	4,599
Moog, Inc. — Class A*	140	4,567
Mueller Industries, Inc.	118	4,554
Old Dominion Freight Line, Inc.*	154	4,461
Curtiss-Wright Corp.	150	4,324
Robbins & Myers, Inc.	124	4,304
EMCOR Group, Inc.	210	4,269
Middleby Corp.*	60	4,228
Actuant Corp. — Class A	214	4,227
United Stationers, Inc.	150	4,087
Brady Corp. — Class A	154	4,070
CoStar Group, Inc.*	76	3,950
Belden, Inc.	152	3,920
Geo Group, Inc.*	210	3,898
AO Smith Corp.	120	3,844
Chart Industries, Inc.	90	3,795
Rollins, Inc.	202	3,779
Tetra Tech, Inc.*	200	3,748
Applied Industrial Technologies, Inc.	134	3,639
Brink’s Co.	150	3,496
Healthcare Services Group, Inc.	214	3,454
HUB Group, Inc. — Class A*	120	3,392
United Rentals, Inc.*	200	3,368
Advisory Board Co.*	52	3,356
Barnes Group, Inc.	171	3,292
Corporate Executive Board Co.	110	3,278
Simpson Manufacturing
Company, Inc.	130	3,241
ABM Industries, Inc.	170	3,240
Avis Budget Group, Inc.*	334	3,230
Herman Miller, Inc.	180	3,215
MasTec, Inc.	182	3,205
EnerSys*	160	3,203
JetBlue Airways Corp.*	779	3,194
Deluxe Corp.	160	2,976
II-VI, Inc.*	168	2,940
Werner Enterprises, Inc.	140	2,916
Kaydon Corp.	100	2,868
Raven Industries, Inc.	59	2,844
US Airways Group, Inc.*	510	2,805
GT Advanced Technologies, Inc.*	396	2,780
HNI Corp.	145	2,774
Franklin Electric Company, Inc.	74	2,685
Atlas Air Worldwide Holdings, Inc.*	80	2,663
Watts Water Technologies, Inc. — Class A	98	2,612
Ameron International Corp.	30	2,548
Knight Transportation, Inc.	190	2,529
RBC Bearings, Inc.*	74	2,515
Mine Safety Appliances Co.	90	2,426
Beacon Roofing Supply, Inc.*	150	2,398
Allegiant Travel Co. — Class A*	50	2,356
Granite Construction, Inc.	124	2,327
Orbital Sciences Corp.	180	2,304
Forward Air Corp.	90	2,290
Huron Consulting Group, Inc.*	72	2,241
Kaman Corp.	80	2,228
Heartland Express, Inc.	164	2,224
Briggs & Stratton Corp.	163	2,202
AAR Corp.	130	2,167

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 75

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Lindsay Corp.	40	$2,152
Ceradyne, Inc.*	80	2,151
DigitalGlobe, Inc.*	108	2,098
EnPro Industries, Inc.*	70	2,078
Cubic Corp.	53	2,071
GeoEye, Inc.*	73	2,070
Blount International, Inc.*	154	2,057
Knoll, Inc.	150	2,055
ESCO Technologies, Inc.	80	2,040
Tennant Co.	57	2,016
Titan International, Inc.	134	2,010
Unifirst Corp.	44	1,993
Mobile Mini, Inc.*	120	1,973
SYKES Enterprises, Inc.*	131	1,958
Skywest, Inc.	170	1,957
Interface, Inc. — Class A	164	1,945
Astec Industries, Inc.*	66	1,932
McGrath Rentcorp	80	1,903
Amerco, Inc.*	30	1,873
3D Systems Corp.*	132	1,847
American Science & Engineering, Inc.	30	1,831
Exponent, Inc.*	44	1,819
Korn*	144	1,755
TAL International Group, Inc.	70	1,746
Aircastle Ltd.	181	1,723
Dycom Industries, Inc.*	110	1,683
Insperity, Inc.	74	1,646
TrueBlue, Inc.*	145	1,643
Albany International Corp. — Class A	90	1,643
Swift Transportation Co. — Class A*	250	1,610
Colfax Corp.*	79	1,601
CIRCOR International, Inc.	54	1,586
Steelcase, Inc. — Class A	250	1,577
AZZ, Inc.	40	1,551
USG Corp.	230	1,548
Higher One Holdings, Inc.*	94	1,529
RSC Holdings, Inc.*	213	1,519
Navigant Consulting, Inc.*	163	1,511
Generac Holdings, Inc.*	79	1,486
Rush Enterprises, Inc. — Class A*	104	1,473
Resources Connection, Inc.	150	1,467
Badger Meter, Inc.	50	1,446
Quad	80	1,446
Universal Forest Products, Inc.	60	1,443
Insituform Technologies, Inc. — Class A*	124	1,436
G&K Services, Inc. — Class A	56	1,430
Interline Brands, Inc.*	110	1,416
Aerovironment, Inc.*	50	1,407
Layne Christensen Co.*	60	1,386
Quanex Building Products Corp.	120	1,314
Arkansas Best Corp.	80	1,292
John Bean Technologies Corp.	90	1,283
NACCO Industries, Inc. — Class A	20	1,268
Sun Hydraulics Corp.	62	1,264
Griffon Corp.*	154	1,260
Team, Inc.*	60	1,259
Global Power Equipment Group, Inc.*	54	1,257
Standex International Corp.	40	1,245
Encore Wire Corp.	60	1,235
Gorman-Rupp Co.	50	1,234
Mueller Water Products, Inc. — Class A	494	1,225
Tutor Perini Corp.	102	1,172
Tredegar Corp.	79	1,172
MYR Group, Inc.*	66	1,164
Sauer-Danfoss, Inc.*	40	1,156
ICF International, Inc.*	60	1,129
Trimas Corp.*	76	1,129
Consolidated Graphics, Inc.*	30	1,096
Kforce, Inc.*	110	1,079
Swisher Hygiene, Inc.*	264	1,069
Ennis, Inc.	80	1,045
Wabash National Corp.*	214	1,021
Viad Corp.	60	1,019
Cascade Corp.	30	1,002
Comfort Systems USA, Inc.	120	998
A123 Systems, Inc.*	279	960
US Ecology, Inc.	62	959
AAON, Inc.	60	945
Powell Industries, Inc.*	30	929
Altra Holdings, Inc.*	80	926
Marten Transport Ltd.	53	914
Kelly Services, Inc. — Class A	80	912
Multi-Color Corp.	40	904
Titan Machinery, Inc.*	50	895
Heidrick & Struggles International, Inc.	54	888
Federal Signal Corp.	200	884
EnergySolutions, Inc.*	250	882
Force Protection, Inc.*	229	882
Mistras Group, Inc.*	50	878
APAC Customer Services, Inc.*	100	852
PMFG, Inc.*	54	852
Trex Company, Inc.	53	850
On Assignment, Inc.*	120	848
Astronics Corp.*	30	847
Dolan Co.*	94	845
Standard Parking Corp.*	54	845
Primoris Services Corp.	80	837
RailAmerica, Inc.*	64	834
ACCO Brands Corp.*	174	830
GenCorp, Inc.*	184	826
Taser International, Inc.*	190	819
CBIZ, Inc.*	124	817
Textainer Group Holdings Ltd.	40	811
Twin Disc, Inc.	30	800
Capstone Turbine Corp.*	784	784
Apogee Enterprises, Inc.	90	773

76 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Gibraltar Industries, Inc.*	93	$755
Great Lakes Dredge & Dock Corp.	184	749
Douglas Dynamics, Inc.	58	741
M&F Worldwide Corp.*	30	739
Air Transport Services Group, Inc.*	168	727
H&E Equipment Services, Inc.*	88	726
Kadant, Inc.*	40	710
Genco Shipping & Trading Ltd.*	89	695
Hawaiian Holdings, Inc.*	163	686
Kratos Defense & Security Solutions, Inc.*	100	672
LB Foster Co. — Class A	30	667
EnerNOC, Inc.*	74	666
Columbus McKinnon Corp.*	60	658
Furmanite Corp.*	120	649
Accuride Corp.*	124	635
Greenbrier Companies, Inc.*	54	629
InnerWorkings, Inc.*	80	627
RPX Corp.*	30	621
Dynamic Materials Corp.	39	614
Ampco-Pittsburgh Corp.	30	614
Houston Wire & Cable Co.	53	609
Northwest Pipe Co.*	30	609
CRA International, Inc.*	30	600
Commercial Vehicle Group, Inc.*	89	585
Michael Baker Corp.*	30	574
Miller Industries, Inc.	33	573
American Superconductor Corp.*	145	570
Odyssey Marine Exploration, Inc.*	230	566
DXP Enterprises, Inc.*	30	565
Sterling Construction Company, Inc.*	50	558
Spirit Airlines, Inc.*	44	550
Ameresco, Inc. — Class A*	54	549
Insteel Industries, Inc.	54	544
Zipcar, Inc.*	30	540
Celadon Group, Inc.	60	533
Saia, Inc.	50	526
Vicor Corp.	60	525
Cenveo, Inc.*	174	524
Orion Marine Group, Inc.*	89	514
LMI Aerospace, Inc.*	30	512
Lydall, Inc.*	57	507
GP Strategies Corp.*	50	500
Graham Corp.	30	499
CAI International, Inc.*	42	492
Kimball International, Inc. — Class B	100	486
Metalico, Inc.*	123	480
Alamo Group, Inc.	23	478
FreightCar America, Inc.*	33	476
Hurco Companies, Inc.*	23	467
Patriot Transportation Holding, Inc.*	23	465
American Railcar Industries, Inc.*	30	461
Preformed Line Products Co.	10	458
NCI Building Systems, Inc.*	60	454
Ducommun, Inc.	30	449
Tecumseh Products Co. — Class A*	60	437
Energy Recovery, Inc.*	145	436
Pacer International, Inc.*	115	431
Met-Pro Corp.	50	429
CDI Corp.	40	427
Republic Airways Holdings, Inc.*	150	424
Aceto Corp.	80	423
Casella Waste Systems, Inc. — Class A*	80	421
Thermon Group Holdings, Inc.*	30	415
Roadrunner Transportation Systems, Inc.*	30	412
VSE Corp.	15	388
Intersections, Inc.	30	385
School Specialty, Inc.*	54	385
KEYW Holding Corp.*	54	384
American Reprographics Co.*	114	383
Quality Distribution, Inc.*	42	377
Hill International, Inc.*	80	374
LSI Industries, Inc.	60	374
Pike Electric Corp.*	54	366
SeaCube Container Leasing Ltd.	30	364
American Woodmark Corp.	30	363
Park-Ohio Holdings Corp.*	30	360
Schawk, Inc. — Class A	36	355
Hudson Highland Group, Inc.*	100	342
Flow International Corp.*	154	340
AT Cross Co. — Class A*	30	338
Barrett Business Services, Inc.	24	335
FuelCell Energy, Inc.*	393	330
Active Power, Inc.*	250	323
TMS International Corp. — Class A*	44	320
Xerium Technologies, Inc.*	30	314
Eagle Bulk Shipping, Inc.*	200	314
Fuel Tech, Inc.*	53	308
Excel Maritime Carriers Ltd. — Class A*	140	291
Franklin Covey Co.*	38	289
PowerSecure International, Inc.*	60	284
Satcon Technology Corp.*	284	270
Coleman Cable, Inc.*	30	254
NN, Inc.*	50	252
International Shipholding Corp.	13	240
Valence Technology, Inc.*	230	239
Heritage-Crystal Clean, Inc.*	13	236
Argan, Inc.*	23	234
Baltic Trading Ltd.	50	233
Microvision, Inc.*	336	229
WCA Waste Corp.*	50	212
Courier Corp.	30	196
Builders FirstSource, Inc.*	147	187
Universal Truckload Services, Inc.	13	169
Ultrapetrol Bahamas Ltd.*	72	163

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 77

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

TRC Companies, Inc.*	54	$163
UniTek Global Services, Inc.*	30	149
Lawson Products, Inc.	10	135
Omega Flex, Inc.*	10	133
Essex Rental Corp.*	50	123
Covenant Transportation Group, Inc. — Class A*	30	109
Broadwind Energy, Inc.*	336	108
Ener1, Inc.*	230	32

Total Industrials		461,320

CONSUMER DISCRETIONARY - 5.0%
Crocs, Inc.*	274	6,486
Warnaco Group, Inc.*	140	6,453
Sotheby’s	209	5,762
Rent-A-Center, Inc. — Class A	204	5,600
Cinemark Holdings, Inc.	291	5,494
Domino’s Pizza, Inc.*	199	5,423
Ascena Retail Group, Inc.*	199	5,387
Wolverine World Wide, Inc.	160	5,320
Life Time Fitness, Inc.*	134	4,938
Carter’s, Inc.*	160	4,886
Dana Holding Corp.*	464	4,872
Tenneco, Inc.*	190	4,866
Cheesecake Factory, Inc.*	180	4,437
Vail Resorts, Inc.	114	4,308
HSN, Inc.	130	4,307
Men’s Wearhouse, Inc.	160	4,173
Jos A. Bank Clothiers, Inc.*	87	4,057
Brunswick Corp.	284	3,987
Shutterfly, Inc.*	96	3,953
Pool Corp.	150	3,927
Coinstar, Inc.*	97	3,880
ANN, Inc.*	164	3,746
Childrens Place Retail Stores, Inc.*	80	3,722
Buffalo Wild Wings, Inc.*	62	3,708
Hillenbrand, Inc.	200	3,680
Iconix Brand Group, Inc.*	230	3,634
Steven Madden Ltd.*	120	3,612
Genesco, Inc.*	70	3,607
Six Flags Entertainment Corp.	130	3,604
Live Nation Entertainment, Inc.*	444	3,556
BJ’s Restaurants, Inc.*	80	3,529
Express, Inc.	170	3,449
Buckle, Inc.	86	3,308
Finish Line, Inc. — Class A	164	3,278
Pier 1 Imports, Inc.*	334	3,267
Saks, Inc.*	364	3,185
Monro Muffler Brake, Inc.	94	3,099
Strayer Education, Inc.	40	3,067
Hibbett Sports, Inc.*	90	3,050
Vitamin Shoppe, Inc.*	81	3,033
Valassis Communications, Inc.*	160	2,998
Jack in the Box, Inc.	150	2,988
Arbitron, Inc.	90	2,977
Cracker Barrel Old Country Store, Inc.	74	2,966
Cabela’s, Inc.*	140	2,869
Group 1 Automotive, Inc.	80	2,844
Matthews International Corp. — Class A	90	2,768
99 Cents Only Stores*	150	2,763
Aeropostale, Inc.*	254	2,746
Texas Roadhouse, Inc. — Class A	203	2,684
Bob Evans Farms, Inc.	94	2,681
Jones Group, Inc.	279	2,570
Regis Corp.	180	2,536
National CineMedia, Inc.	174	2,525
Collective Brands, Inc.*	194	2,514
New York Times Co. — Class A*	430	2,498
Meredith Corp.	110	2,490
Scholastic Corp.	88	2,467
Peet’s Coffee & Tea, Inc.*	44	2,448
Select Comfort Corp.*	174	2,431
Helen of Troy Ltd.*	94	2,361
Penske Automotive Group, Inc.	145	2,320
True Religion Apparel, Inc.*	86	2,319
American Greetings Corp. — Class A	124	2,294
Gaylord Entertainment Co.	114	2,205
Cooper Tire & Rubber Co.	200	2,178
Vera Bradley, Inc.*	60	2,163
Meritor, Inc.*	304	2,146
Orient-Express Hotels Ltd. — Class A*	300	2,073
International Speedway Corp. — Class A	90	2,056
Steiner Leisure Ltd.*	50	2,039
K12, Inc.*	80	2,037
Cato Corp. — Class A	90	2,030
PF Chang’s China Bistro, Inc.	74	2,016
iRobot Corp.*	77	1,937
MDC Holdings, Inc.	114	1,931
DineEquity, Inc.*	50	1,924
Columbia Sportswear Co.	40	1,856
American Public Education, Inc.*	54	1,836
Office Depot, Inc.*	879	1,811
Pinnacle Entertainment, Inc.*	199	1,807
Papa John’s International, Inc.	59	1,794
Maidenform Brands, Inc.	74	1,732
Ascent Capital Group, Inc. — Class A*	44	1,730
CEC Entertainment, Inc.	60	1,708
Jakks Pacific, Inc.[1]	90	1,705
Ameristar Casinos, Inc.	105	1,685
Interval Leisure Group, Inc.*	124	1,652
American Axle & Manufacturing Holdings, Inc.*	216	1,648
PEP Boys-Manny Moe & Jack	164	1,619

78 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued) RUSSELL 2000® 1.5x STRATEGY FUND	September 30, 2011

	Shares	Value

Skechers U.S.A., Inc. — Class A*	114	$1,599
Stage Stores, Inc.	114	1,581
Sturm Ruger & Company, Inc.	60	1,559
Ryland Group, Inc.	145	1,544
Liz Claiborne, Inc.*	304	1,520
Capella Education Co.*	53	1,504
GNC Holdings, Inc. — Class A*	74	1,489
Stewart Enterprises, Inc. — Class A	250	1,487
Asbury Automotive Group, Inc.*	90	1,484
Blue Nile, Inc.*	42	1,482
Ruby Tuesday, Inc.*	204	1,461
Grand Canyon Education, Inc.*	90	1,453
Oxford Industries, Inc.	42	1,441
KB Home	245	1,436
Shuffle Master, Inc.*	170	1,430
Belo Corp. — Class A	290	1,418
Sonic Corp.*	199	1,407
Churchill Downs, Inc.	35	1,366
Meritage Homes Corp.*	90	1,363
Modine Manufacturing Co.*	150	1,359
Sonic Automotive, Inc. — Class A	124	1,338
OfficeMax, Inc.*	270	1,310
Krispy Kreme Doughnuts, Inc.*	190	1,296
Scientific Games Corp. — Class A*	180	1,282
Fred’s, Inc. — Class A	120	1,279
Wet Seal, Inc. — Class A*	284	1,272
Quiksilver, Inc.*	410	1,251
Harte-Hanks, Inc.	145	1,230
Core-Mark Holding Company, Inc.*	40	1,225
La-Z-Boy, Inc.*	163	1,208
Drew Industries, Inc.	60	1,199
Zumiez, Inc.*	67	1,173
Knology, Inc.*	90	1,168
MDC Partners, Inc. — Class A	80	1,154
Superior Industries International, Inc.	74	1,143
Sinclair Broadcast Group, Inc. — Class A	159	1,140
Rue21, Inc.*	50	1,134
Hot Topic, Inc.	145	1,106
G-III Apparel Group Ltd.*	48	1,097
Ethan Allen Interiors, Inc.	80	1,089
NutriSystem, Inc.	89	1,078
Lumber Liquidators Holdings, Inc.*	71	1,072
Barnes & Noble, Inc.	90	1,065
Callaway Golf Co.	204	1,055
National Presto Industries, Inc.	12	1,043
Red Robin Gourmet Burgers, Inc.*	43	1,036
Brown Shoe Company, Inc.	145	1,032
Denny’s Corp.*	310	1,032
Lithia Motors, Inc. — Class A	71	1,021
Lions Gate Entertainment Corp.*	145	1,000
Exide Technologies*	250	1,000
Bravo Brio Restaurant Group, Inc.*	60	998
Dorman Products, Inc.*	30	992
Universal Technical Institute, Inc.*	72	978
Charming Shoppes, Inc.*	370	962
AFC Enterprises, Inc.*	80	946
Bridgepoint Education, Inc.*	54	942
Central European Media Enterprises Ltd. — Class A*	120	937
Fuel Systems Solutions, Inc.*	48	922
Amerigon, Inc.*	71	904
America’s Car-Mart, Inc.*	30	871
Boyd Gaming Corp.*	174	853
Perry Ellis International, Inc.*	44	827
Standard Pacific Corp.*	334	825
Universal Electronics, Inc.*	50	819
World Wrestling Entertainment, Inc. — Class A	90	802
Bebe Stores, Inc.	118	793
Standard Motor Products, Inc.	60	778
EW Scripps Co. — Class A*	110	769
Cavco Industries, Inc.*	22	758
Blyth, Inc.	13	721
Shoe Carnival, Inc.*	30	708
Marcus Corp.	69	687
Fisher Communications, Inc.*	30	670
Eastman Kodak Co.*	849	662
Body Central Corp.*	36	654
Movado Group, Inc.	52	633
Winnebago Industries, Inc.*	90	623
Libbey, Inc.*	59	622
Talbots, Inc.*	220	594
Citi Trends, Inc.*	50	588
hhgregg, Inc.*	60	585
Arctic Cat, Inc.*	40	580
Haverty Furniture Companies, Inc.	58	579
PetMed Express, Inc.	64	576
Lincoln Educational Services Corp.	69	558
Stein Mart, Inc.	89	556
Weyco Group, Inc.	23	513
Casual Male Retail Group, Inc.*	134	504
Steinway Musical Instruments, Inc.*	23	496
Speedway Motorsports, Inc.	41	495
Tuesday Morning Corp.*	140	493
Smith & Wesson Holding Corp.	190	479
MarineMax, Inc.*	74	479
Ruth’s Hospitality Group, Inc.*	109	468
Winmark Corp.	10	462
Kirkland’s, Inc.*	50	458
Spartan Motors, Inc.	110	454
Big 5 Sporting Goods Corp.	74	450
Caribou Coffee Company, Inc.*	38	449
Saga Communications, Inc. — Class A*	15	443
Leapfrog Enterprises, Inc. — Class A*	130	438
Town Sports International Holdings, Inc.*	60	436
Mac-Gray Corp.	33	426
Morgans Hotel Group Co.*	71	425
Stoneridge, Inc.*	81	423

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 79

SCHEDULE OF INVESTMENTS (Unaudited) (continued) RUSSELL 2000® 1.5x STRATEGY FUND	September 30, 2011

	Shares	Value

Entercom Communications Corp. — Class A*	80	$420
Systemax, Inc.*	33	420
Journal Communications, Inc. — Class A*	140	416
CSS Industries, Inc.	24	400
Christopher & Banks Corp.	112	395
REX American Resources Corp.*	23	388
Destination Maternity Corp.	30	386
Cherokee, Inc.	30	385
West Marine, Inc.*	50	385
Corinthian Colleges, Inc.*	245	382
Cost Plus, Inc.*	60	378
Rentrak Corp.*	30	378
Overstock.com, Inc.*	40	371
Archipelago Learning, Inc.*	44	370
Beazer Homes USA, Inc.*	240	362
O’Charleys, Inc.*	61	362
M/I Homes, Inc.*	60	361
Unifi, Inc.*	44	359
Carrols Restaurant Group, Inc.*	40	356
K-Swiss, Inc. — Class A*	80	340
Benihana, Inc. — Class A*	39	336
Red Lion Hotels Corp.*	50	335
interCLICK, Inc.*	60	333
Audiovox Corp. — Class A*	60	329
Isle of Capri Casinos, Inc.*	68	329
ReachLocal, Inc.*	30	326
Geeknet, Inc.*	16	324
Multimedia Games Holding Company, Inc.*	80	323
RG Barry Corp.	30	318
Conn’s, Inc.*	43	309
Valuevision Media, Inc. — Class A*	130	307
McCormick & Schmick’s Seafood Restaurants, Inc.*	44	304
Ambassadors Group, Inc.	52	298
Motorcar Parts of America, Inc.*	36	296
Monarch Casino & Resort, Inc.*	30	293
Lifetime Brands, Inc.	30	289
New York & Company, Inc.*	90	287
Zale Corp.*	100	285
Martha Stewart Living Omnimedia — Class A*	89	278
Furniture Brands International, Inc.*	134	276
Jamba, Inc.*	210	271
Global Sources Ltd.*	40	271
Delta Apparel, Inc.*	17	268
Kenneth Cole Productions, Inc. — Class A*	24	258
Summer Infant, Inc.*	39	257
Einstein Noah Restaurant Group, Inc.	20	257
Black Diamond, Inc.*	39	254
US Auto Parts Network, Inc.*	50	253
AH Belo Corp. — Class A	60	252
Outdoor Channel Holdings, Inc.	44	252
Build-A-Bear Workshop, Inc. — Class A*	49	250
Gray Television, Inc.*	160	250
Luby’s, Inc.*	60	246
McClatchy Co. — Class A*	180	241
Coldwater Creek, Inc.*	190	237
Tower International, Inc.*	23	237
Sealy Corp.*	160	237
Hovnanian Enterprises, Inc. — Class A*	194	237
Skyline Corp.	23	220
National American University Holdings, Inc.	30	215
Cumulus Media, Inc. — Class A*	74	210
Syms Corp.*	23	202
Johnson Outdoors, Inc. — Class A*	13	200
Bon-Ton Stores, Inc.	40	199
Nexstar Broadcasting Group, Inc. — Class A*	30	198
LIN TV Corp. — Class A*	90	196
Shiloh Industries, Inc.	21	188
1-800-Flowers.com, Inc. — Class A*	80	186
Pacific Sunwear of California, Inc.*	154	185
Entravision Communications Corp. — Class A*	164	167
Gordmans Stores, Inc.*	13	156
Crown Media Holdings, Inc. — Class A*	107	153
Orbitz Worldwide, Inc.*	70	152
Cambium Learning Group, Inc.*	50	149
Marine Products Corp.*	30	103
Westwood One, Inc.*	13	47

Total Consumer Discretionary		402,442

HEALTH CARE - 4.9%
Healthspring, Inc.*	214	7,802
Cepheid, Inc.*	198	7,688
Medicis Pharmaceutical Corp. — Class A	200	7,296
Cubist Pharmaceuticals, Inc.*	190	6,711
athenahealth, Inc.*	110	6,551
HMS Holdings Corp.*	264	6,439
Onyx Pharmaceuticals, Inc.*	204	6,122
Seattle Genetics, Inc.*	310	5,909
Quality Systems, Inc.	60	5,820
Owens & Minor, Inc.	204	5,810
STERIS Corp.	190	5,561
Salix Pharmaceuticals Ltd.*	180	5,328
WellCare Health Plans, Inc.*	134	5,089
Volcano Corp.*	164	4,859
Magellan Health Services, Inc.*	99	4,782
Haemonetics Corp.*	80	4,678
Alkermes plc*	304	4,639
Questcor Pharmaceuticals, Inc.*	170	4,634
Centene Corp.*	160	4,587
HealthSouth Corp.*	300	4,479

80 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued) RUSSELL 2000® 1.5x STRATEGY FUND	September 30, 2011

	Shares	Value

Viropharma, Inc.	240	$4,337
Theravance, Inc.*	214	4,310
West Pharmaceutical Services, Inc.	109	4,044
Incyte Corporation Ltd.*	284	3,967
Chemed Corp.	70	3,847
Ariad Pharmaceuticals, Inc.*	420	3,692
Impax Laboratories, Inc.*	204	3,654
Masimo Corp.	163	3,529
PAREXEL International Corp.*	184	3,483
PSS World Medical, Inc.*	174	3,426
MAKO Surgical Corp.*	100	3,422
InterMune, Inc.*	154	3,111
NxStage Medical, Inc.*	146	3,046
Par Pharmaceutical Companies, Inc.*	114	3,035
Align Technology, Inc.*	194	2,943
Zoll Medical Corp.*	74	2,793
Jazz Pharmaceuticals, Inc.*	67	2,782
MWI Veterinary Supply, Inc.*	40	2,753
Luminex Corp.*	120	2,660
Accretive Health, Inc.*	125	2,654
Immunogen, Inc.*	240	2,630
Neogen Corp.*	74	2,569
Arthrocare Corp.*	89	2,561
Cyberonics, Inc.*	90	2,547
Air Methods Corp.*	40	2,547
DexCom, Inc.*	210	2,520
Integra LifeSciences Holdings Corp.*	70	2,504
Medicines Co.*	168	2,500
Acorda Therapeutics, Inc.	124	2,475
PDL BioPharma, Inc.	444	2,464
Auxilium Pharmaceuticals, Inc.*	155	2,323
Insulet Corp.*	149	2,274
Vivus, Inc.*	280	2,260
Exelixis, Inc.	404	2,206
NuVasive, Inc.*	129	2,202
Amsurg Corp. — Class A*	97	2,183
Wright Medical Group, Inc.*	120	2,146
Isis Pharmaceuticals, Inc.*	314	2,129
HeartWare International, Inc.*	33	2,126
Hanger Orthopedic Group, Inc.*	110	2,078
Invacare Corp.	90	2,074
CONMED Corp.*	90	2,071
Optimer Pharmaceuticals, Inc.*	149	2,062
Meridian Bioscience, Inc.	130	2,046
Orthofix International N.V.*	59	2,036
Computer Programs & Systems, Inc.	30	1,985
Analogic Corp.	40	1,816
Pharmacyclics, Inc.*	150	1,775
Nektar Therapeutics*	365	1,770
NPS Pharmaceuticals, Inc.*	270	1,758
Merit Medical Systems, Inc.*	130	1,708
Ironwood Pharmaceuticals, Inc. — Class A*	158	1,706
Medivation, Inc.*	100	1,698
Momenta Pharmaceuticals, Inc.*	146	1,679
IPC The Hospitalist Company, Inc.*	47	1,677
Abaxis, Inc.*	72	1,650
Caliper Life Sciences, Inc.*	154	1,612
Rigel Pharmaceuticals, Inc.*	218	1,604
Halozyme Therapeutics, Inc. — Class A	257	1,578
Sequenom, Inc.	310	1,578
AVEO Pharmaceuticals, Inc.*	102	1,570
Endologix, Inc.*	150	1,506
Opko Health, Inc.*	346	1,498
Omnicell, Inc.*	108	1,488
Landauer, Inc.	30	1,486
Greatbatch, Inc.*	74	1,481
Bio-Reference Labs, Inc.*	80	1,473
ICU Medical, Inc.*	40	1,472
Quidel Corp.*	87	1,424
MedAssets, Inc.*	147	1,413
Kindred Healthcare, Inc.	163	1,405
Micromet, Inc.*	290	1,392
Team Health Holdings, Inc.*	83	1,363
Akorn, Inc.*	174	1,359
Molina Healthcare, Inc.*	88	1,359
Targacept, Inc.*	90	1,350
Amedisys, Inc.*	90	1,334
Emeritus Corp.*	94	1,325
SonoSite, Inc. — Class A	43	1,305
PharMerica Corp.*	90	1,284
Genomic Health, Inc.*	57	1,253
Spectrum Pharmaceuticals, Inc.*	164	1,251
OraSure Technologies, Inc.*	150	1,194
Emergent Biosolutions, Inc.*	77	1,188
Ensign Group, Inc.	51	1,179
AVANIR Pharmaceuticals, Inc. — Class A*	393	1,124
ABIOMED, Inc.*	100	1,103
Medidata Solutions, Inc.*	67	1,101
Affymetrix, Inc.*	224	1,098
Exact Sciences Corp.*	164	1,087
Healthways, Inc.*	109	1,071
Angiodynamics, Inc.*	80	1,051
Conceptus, Inc.*	100	1,047
Universal American Corp.	103	1,036
AMAG Pharmaceuticals, Inc.*	70	1,033
Hi-Tech Pharmacal Company, Inc.*	30	1,008
Triple-S Management Corp. — Class B*	60	1,005
Merge Healthcare, Inc.*	163	993
National Healthcare Corp.	30	969
Select Medical Holdings Corp.*	145	967
Neurocrine Biosciences, Inc.*	160	957
Savient Pharmaceuticals, Inc.*	230	943
MAP Pharmaceuticals, Inc.*	64	936
Corvel Corp.*	22	935
MannKind Corp.*	246	932
ExamWorks Group, Inc.*	90	916
Depomed, Inc.*	165	891
Neoprobe Corp.*	300	888

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 81

SCHEDULE OF INVESTMENTS (Unaudited) (continued) RUSSELL 2000® 1.5x STRATEGY FUND	September 30, 2011

	Shares	Value

LHC Group, Inc.*	52	$887
Staar Surgical Co.*	112	874
Accuray, Inc.*	217	872
Geron Corp.*	406	861
Symmetry Medical, Inc.*	110	849
Arqule, Inc.*	168	848
Idenix Pharmaceuticals, Inc.*	170	848
Natus Medical, Inc.*	89	846
Enzon Pharmaceuticals, Inc.*	120	845
ZIOPHARM Oncology, Inc.*	190	838
Assisted Living Concepts, Inc. — Class A	66	836
BioScrip, Inc.*	130	827
Sunrise Senior Living, Inc.*	178	824
Cantel Medical Corp.	39	824
Ligand Pharmaceuticals, Inc. — Class B*	60	821
Ardea Biosciences, Inc.*	51	797
Biosante Pharmaceuticals, Inc.*	347	791
Alnylam Pharmaceuticals, Inc.*	120	788
Oncothyreon, Inc.*	130	777
Unilife Corp.*	184	773
Spectranetics Corp.*	108	771
Cadence Pharmaceuticals, Inc.*	116	760
Curis, Inc.*	240	758
MedQuist Holdings, Inc.*	100	756
Kensey Nash Corp.*	30	735
Dynavax Technologies Corp.*	394	733
Sangamo Biosciences, Inc.*	164	713
eResearchTechnology, Inc.*	159	709
Achillion Pharmaceuticals, Inc.*	150	708
Transcend Services, Inc.*	30	676
Arena Pharmaceuticals, Inc.*	466	676
XenoPort, Inc.*	114	673
Synovis Life Technologies, Inc.*	40	668
US Physical Therapy, Inc.	36	667
Immunomedics, Inc.*	204	653
Cell Therapeutics, Inc.*	614	651
Antares Pharma, Inc.*	279	647
Keryx Biopharmaceuticals, Inc.*	214	642
HealthStream, Inc.*	50	641
Tornier N.V.*	30	615
Chelsea Therapeutics International Ltd.*	165	602
Metropolitan Health Networks, Inc.*	127	577
Continucare Corp.*	90	574
Vascular Solutions, Inc.*	50	573
RTI Biologics, Inc.*	174	572
Endocyte, Inc.*	54	572
Vical, Inc.*	230	570
Pain Therapeutics, Inc.	118	562
Maxygen, Inc.	100	547
Capital Senior Living Corp.*	87	537
AMN Healthcare Services, Inc.*	130	521
Affymax, Inc.*	116	520
Gentiva Health Services, Inc.*	93	513
Obagi Medical Products, Inc.*	56	508
Progenics Pharmaceuticals, Inc.*	88	505
Inhibitex, Inc.*	204	502
Delcath Systems, Inc.*	150	501
Almost Family, Inc.*	30	499
Raptor Pharmaceutical Corp.*	110	496
Novavax, Inc.*	308	496
Lexicon Pharmaceuticals, Inc.*	539	496
AVI BioPharma, Inc.*	434	486
Hansen Medical, Inc.*	146	485
IRIS International, Inc.*	54	484
American Dental Partners, Inc.*	50	483
Santarus, Inc.*	170	474
Metabolix, Inc.*	107	469
Nymox Pharmaceutical Corp.*	57	466
Sagent Pharmaceuticals, Inc.*	23	466
Allos Therapeutics, Inc.*	250	460
Providence Service Corp.*	43	458
SurModics, Inc.*	50	455
Cytori Therapeutics, Inc.*	154	454
Cambrex Corp.*	90	454
Palomar Medical Technologies, Inc.*	57	449
Columbia Laboratories, Inc.*	230	449
Vanda Pharmaceuticals, Inc.*	90	446
Cardiovascular Systems, Inc.*	39	444
Infinity Pharmaceuticals, Inc.*	63	444
AtriCure, Inc.*	44	429
Furiex Pharmaceuticals, Inc.*	30	427
Exactech, Inc.*	30	422
Sciclone Pharmaceuticals, Inc.*	110	419
Durect Corp.*	254	409
Rockwell Medical Technologies, Inc.*	50	408
Insmed, Inc.*	80	408
Corcept Therapeutics, Inc.*	131	406
CryoLife, Inc.*	90	404
Ampio Pharmaceuticals, Inc.*	60	399
Synergetics USA, Inc.*	74	399
Dyax Corp.*	310	391
Aegerion Pharmaceuticals, Inc.*	30	380
Cross Country Healthcare, Inc.*	90	376
Codexis, Inc.*	82	375
Young Innovations, Inc.	13	371
Alphatec Holdings, Inc.*	174	367
SIGA Technologies, Inc.*	110	360
Pacific Biosciences of California, Inc.*	110	353
Biotime, Inc.*	80	353
Array Biopharma, Inc.*	180	353
Chindex International, Inc.*	40	352
ISTA Pharmaceuticals, Inc.*	100	345
Astex Pharmaceuticals*	179	344
Uroplasty, Inc.*	70	340
Anthera Pharmaceuticals, Inc.*	71	339
National Research Corp.	10	331
Cerus Corp.*	154	326
Five Star Quality Care, Inc.*	130	325

82 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued) RUSSELL 2000® 1.5x STRATEGY FUND	September 30, 2011

	Shares	Value

Fluidigm Corp.*	23	$320
Alimera Sciences, Inc.*	40	320
Celldex Therapeutics, Inc.*	140	320
Medtox Scientific, Inc.	24	314
Harvard Bioscience, Inc.*	74	312
Enzo Biochem, Inc.*	119	306
Cynosure, Inc. — Class A*	30	303
Dusa Pharmaceuticals, Inc.*	80	296
OncoGenex Pharmaceutical, Inc.*	30	294
Medical Action Industries, Inc.*	55	278
Biolase Technology, Inc.*	90	270
Osiris Therapeutics, Inc.*	49	251
BioCryst Pharmaceuticals, Inc.*	90	248
Synta Pharmaceuticals Corp.*	74	240
CardioNet, Inc.*	80	240
Solta Medical, Inc.*	190	237
Nabi Biopharmaceuticals*	140	235
GTx, Inc.*	70	235
Peregrine Pharmaceuticals, Inc.*	214	233
Zalicus, Inc.*	234	229
RadNet, Inc.*	94	229
Cleveland Biolabs, Inc.*	90	229
KV Pharmaceutical Co. — Class A*	160	216
Sun Healthcare Group, Inc.*	80	216
Biospecifics Technologies Corp.*	13	210
Albany Molecular Research, Inc.*	74	209
Amicus Therapeutics, Inc.*	54	207
Epocrates, Inc.*	23	207
Lannett Company, Inc.*	54	207
Skilled Healthcare Group, Inc. — Class A*	56	202
PharmAthene, Inc.*	114	201
Orexigen Therapeutics, Inc.*	100	199
BioMimetic Therapeutics, Inc.*	60	198
Pozen, Inc.*	80	193
Complete Genomics, Inc.*	30	176
Anacor Pharmaceuticals, Inc.*	30	171
Stereotaxis, Inc.*	140	155
Cornerstone Therapeutics, Inc.*	24	154
Sucampo Pharmaceuticals, Inc. — Class A*	40	149
Trius Therapeutics, Inc.*	23	145
Bacterin International Holdings, Inc.*	70	140
Pacira Pharmaceuticals, Inc.*	13	129
Acura Pharmaceuticals, Inc.*	33	112
Sunesis Pharmaceuticals, Inc.*	90	111
DynaVox, Inc. — Class A*	30	108
Alliance HealthCare Services, Inc.*	80	91
Neostem, Inc.*	140	91
Pernix Therapeutics Holdings*	10	88
Transcept Pharmaceuticals, Inc.*	13	86
BG Medicine, Inc.*	24	85
Zogenix, Inc.*	30	55

Total Health Care		394,250

ENERGY - 2.3%
World Fuel Services Corp.	220	7,183
CVR Energy, Inc.*	281	5,940
Dril-Quip, Inc.*	110	5,930
Rosetta Resources, Inc.*	170	5,817
Berry Petroleum Co. — Class A	164	5,802
Bill Barrett Corp.*	154	5,581
Energy XXI Bermuda Ltd.*	236	5,062
Lufkin Industries, Inc.	92	4,895
Complete Production Services, Inc.*	250	4,713
Bristow Group, Inc.	110	4,667
Helix Energy Solutions Group, Inc.*	340	4,454
Oasis Petroleum, Inc.*	190	4,243
Golar LNG Ltd.	130	4,131
Northern Oil and Gas, Inc.*	204	3,956
Key Energy Services, Inc.*	395	3,749
Kodiak Oil & Gas Corp.	660	3,439
Swift Energy Co.*	134	3,262
Gulfport Energy Corp.*	134	3,240
Cloud Peak Energy, Inc.*	190	3,221
McMoRan Exploration Co.*	314	3,118
Gulfmark Offshore, Inc. — Class A*	79	2,871
Carrizo Oil & Gas, Inc.*	128	2,758
SemGroup Corp. — Class A*	130	2,595
Stone Energy Corp.*	159	2,577
Global Industries Ltd.*	324	2,566
Patriot Coal Corp.*	290	2,453
Comstock Resources, Inc.*	154	2,381
Apco Oil and Gas International, Inc.	30	2,233
Contango Oil & Gas Co.*	40	2,188
Nordic American Tankers Ltd.	154	2,171
Western Refining, Inc.*	163	2,031
ION Geophysical Corp.*	420	1,987
Exterran Holdings, Inc.*	204	1,983
Tetra Technologies, Inc.*	245	1,891
Ship Finance International Ltd.	145	1,885
Hornbeck Offshore Services, Inc.*	74	1,843
Hyperdynamics Corp.*	494	1,828
Newpark Resources, Inc.*	284	1,730
Clean Energy Fuels Corp.*	154	1,712
Resolute Energy Corp.	150	1,704
Crosstex Energy, Inc.	124	1,672
Parker Drilling Co.	374	1,642
W&T Offshore, Inc.	110	1,514
Targa Resources Corp.	50	1,488
Petroleum Development Corp.*	74	1,435
Pioneer Drilling Co.*	198	1,422
Rex Energy Corp.*	108	1,366
Cheniere Energy, Inc.*	262	1,349
Approach Resources, Inc.*	72	1,223
GeoResources, Inc.*	68	1,210
Overseas Shipholding Group, Inc.	88	1,209
Knightsbridge Tankers Ltd.	72	1,192
Magnum Hunter Resources Corp.*	353	1,168
Tesco Corp.*	100	1,160

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 83

SCHEDULE OF INVESTMENTS (Unaudited) (continued) RUSSELL 2000® 1.5x STRATEGY FUND	September 30, 2011

	Shares	Value

Basic Energy Services, Inc.*	80	$1,133
ATP Oil & Gas Corp.*	145	1,118
Amyris, Inc.*	54	1,093
Hercules Offshore, Inc.*	364	1,063
Energy Partners Ltd.*	90	996
Endeavour International Corp.*	120	958
Petroquest Energy, Inc.*	174	957
Goodrich Petroleum Corp.*	80	946
Harvest Natural Resources, Inc.*	109	934
OYO Geospace Corp.*	16	901
BPZ Resources, Inc.*	320	886
Clayton Williams Energy, Inc.*	20	856
Gulf Island Fabrication, Inc.	41	848
PHI, Inc.*	44	842
Frontline Ltd.	164	795
Vaalco Energy, Inc.*	163	792
Venoco, Inc.*	89	784
Penn Virginia Corp.	140	780
Matrix Service Co.*	86	732
James River Coal Co.*	114	726
FX Energy, Inc.*	170	702
Abraxas Petroleum Corp.	264	697
Vantage Drilling Co.*	554	692
Panhandle Oil and Gas, Inc. — Class A	24	681
Houston American Energy Corp.	49	674
Green Plains Renewable Energy, Inc.*	70	653
Teekay Tankers Ltd. — Class A	134	616
Uranium Energy Corp.*	223	611
USEC, Inc.	370	596
Cal Dive International, Inc.*	304	581
Dawson Geophysical Co.*	24	566
Gastar Exploration Ltd.*	186	558
Rentech, Inc.*	710	554
Warren Resources, Inc.*	230	552
Natural Gas Services Group, Inc.*	40	513
Triangle Petroleum Corp.*	140	503
Willbros Group, Inc.*	120	500
Delek US Holdings, Inc.	44	496
Global Geophysical Services, Inc.*	61	486
Callon Petroleum Co.*	119	461
Mitcham Industries, Inc.*	40	448
GMX Resources, Inc.*	190	431
DHT Holdings, Inc.	200	408
Scorpio Tankers, Inc.*	74	391
Evolution Petroleum Corp.*	50	353
RigNet, Inc.*	20	321
Voyager Oil & Gas, Inc.*	144	302
Ur-Energy, Inc.*	324	292
Solazyme, Inc.*	30	288
Uranerz Energy Corp.*	204	279
Miller Energy Resources, Inc.*	96	253
Alon USA Energy, Inc.	40	245
Syntroleum Corp.*	275	237
Union Drilling, Inc.*	50	235
Westmoreland Coal Co.*	30	233
Uranium Resources, Inc.*	294	200
Zion Oil & Gas, Inc.*	100	196
L&L Energy, Inc.*	66	178
Crimson Exploration, Inc.*	64	138
Gevo, Inc.*	20	111
CAMAC Energy, Inc.*	184	110
Hallador Energy Co.	12	103
General Maritime Corp.	365	95
Geokinetics, Inc.*	30	73

Total Energy		190,592

MATERIALS - 1.7%
Coeur d’Alene Mines Corp.*	285	6,110
Sensient Technologies Corp.	160	5,208
Hecla Mining Co.*	884	4,738
NewMarket Corp.	30	4,556
Olin Corp.	250	4,503
Arch Chemicals, Inc.	74	3,472
Balchem Corp.	89	3,321
PolyOne Corp.	294	3,149
Buckeye Technologies, Inc.	130	3,134
Chemtura Corp.*	310	3,109
Schweitzer-Mauduit International, Inc.	54	3,017
Thompson Creek Metals Company, Inc.*	484	2,938
Globe Specialty Metals, Inc.	202	2,933
HB Fuller Co.	160	2,915
Innophos Holdings, Inc.	72	2,871
Stillwater Mining Co.*	322	2,737
Minerals Technologies, Inc.	54	2,661
Calgon Carbon Corp.*	179	2,608
Worthington Industries, Inc.	180	2,515
OM Group, Inc.*	94	2,441
Eagle Materials, Inc.	145	2,414
Clearwater Paper Corp.*	70	2,379
RTI International Metals, Inc.*	100	2,332
Texas Industries, Inc.	70	2,222
Kaiser Aluminum Corp.	49	2,170
Louisiana-Pacific Corp.	420	2,142
Deltic Timber Corp.	34	2,029
PH Glatfelter Co.	149	1,968
AMCOL International Corp.	80	1,919
Graphic Packaging Holding Co.*	504	1,739
Haynes International, Inc.	40	1,738
Boise, Inc.	332	1,716
Innospec, Inc.*	70	1,695
LSB Industries, Inc.*	59	1,692
Ferro Corp.*	275	1,691
KapStone Paper and Packaging Corp.*	120	1,667
Kraton Performance Polymers, Inc.*	100	1,618
Stepan Co.	24	1,612
A. Schulman, Inc.	94	1,597
Koppers Holdings, Inc.	60	1,537

84 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued) RUSSELL 2000® 1.5x STRATEGY FUND	September 30, 2011

	Shares	Value

Golden Star Resources Ltd.*	820	$1,525
Georgia Gulf Corp.*	110	1,521
Gold Resource Corp.	90	1,498
Materion Corp.*	66	1,497
Century Aluminum Co.*	164	1,466
US Gold Corp.*	339	1,359
Jaguar Mining, Inc.*	264	1,241
Quaker Chemical Corp.	43	1,115
Zep, Inc.	74	1,111
Horsehead Holding Corp.*	140	1,039
Wausau Paper Corp.	160	1,022
Myers Industries, Inc.	100	1,015
Hawkins, Inc.	30	955
Paramount Gold and Silver Corp.*	374	883
American Vanguard Corp.	75	837
STR Holdings, Inc.*	97	787
TPC Group, Inc.*	39	783
Vista Gold Corp.*	230	768
Flotek Industries, Inc.*	160	747
Neenah Paper, Inc.	50	709
Zagg, Inc.*	70	694
Golden Minerals Co.*	90	670
FutureFuel Corp.	60	624
General Moly, Inc.*	210	609
Zoltek Companies, Inc.*	90	579
Noranda Aluminum Holding Corp.*	67	559
Universal Stainless & Alloy*	22	559
AM Castle & Co.*	50	547
Midway Gold Corp.*	270	543
Omnova Solutions, Inc.*	148	530
Olympic Steel, Inc.	30	508
Senomyx, Inc.*	126	442
Landec Corp.*	80	426
United States Lime & Minerals, Inc.*	10	399
Metals USA Holdings Corp.*	40	358
Spartech Corp.*	101	323
Revett Minerals, Inc.*	80	309
KMG Chemicals, Inc.	24	296
AEP Industries, Inc.*	13	289
NL Industries, Inc.	23	288
Headwaters, Inc.*	189	272
Chase Corp.	23	247
Handy & Harman Ltd.*	20	202
US Energy Corp.*	80	185
Verso Paper Corp.*	50	83

Total Materials		139,232

UTILITIES - 1.5%
Nicor, Inc.	140	7,701
Piedmont Natural Gas Company, Inc.	230	6,645
Cleco Corp.	189	6,452
WGL Holdings, Inc.	164	6,408
IDACORP, Inc.	160	6,045
Portland General Electric Co.	234	5,543
New Jersey Resources Corp.	130	5,534
Southwest Gas Corp.	147	5,317
UIL Holdings Corp.	161	5,302
PNM Resources, Inc.	275	4,518
South Jersey Industries, Inc.	90	4,478
Unisource Energy Corp.	120	4,331
El Paso Electric Co.	134	4,300
Avista Corp.	180	4,293
Black Hills Corp.	124	3,799
Allete, Inc.	100	3,663
NorthWestern Corp.	114	3,641
Northwest Natural Gas Co.	80	3,528
Atlantic Power Corp.	214	3,037
MGE Energy, Inc.	74	3,010
Laclede Group, Inc.	70	2,713
Empire District Electric Co.	137	2,655
CH Energy Group, Inc.	44	2,295
California Water Service Group	128	2,267
Otter Tail Corp.	114	2,086
American States Water Co.	60	2,036
Central Vermont Public Service Corp.	44	1,549
Dynegy, Inc. — Class A*	324	1,335
Chesapeake Utilities Corp.	30	1,203
Ormat Technologies, Inc.	60	965
SJW Corp.	43	936
Unitil Corp.	30	770
Middlesex Water Co.	44	751
Connecticut Water Service, Inc.	30	751
York Water Co.	40	647
Artesian Resources Corp. — Class A	22	385
Pennichuck Corp.	13	364
Consolidated Water Company Ltd.	44	347
Cadiz, Inc.*	36	285

Total Utilities		121,885

CONSUMER STAPLES - 1.4%
TreeHouse Foods, Inc.*	112	6,926
Nu Skin Enterprises, Inc. — Class A	169	6,848
Ruddick Corp.	158	6,160
Diamond Foods, Inc.	72	5,745
United Natural Foods, Inc.*	154	5,704
Casey’s General Stores, Inc.	120	5,238
Darling International, Inc.	366	4,608
Sanderson Farms, Inc.	74	3,515
Hain Celestial Group, Inc.*	114	3,483
Fresh Market, Inc.*	90	3,434
Lancaster Colony Corp.	56	3,416
Pricesmart, Inc.	54	3,365
Snyders-Lance, Inc.	154	3,211
Fresh Del Monte Produce, Inc.	119	2,761
Vector Group Ltd.	156	2,688
Universal Corp.	74	2,654
B&G Foods, Inc. — Class A	150	2,502
Elizabeth Arden, Inc.*	80	2,275
Boston Beer Company, Inc. — Class A*	30	2,181
J&J Snack Foods Corp.	44	2,114

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 85

SCHEDULE OF INVESTMENTS (Unaudited) (continued) RUSSELL 2000® 1.5x STRATEGY FUND	September 30, 2011

	Shares	Value

WD-40 Co.	50	$1,992
Andersons, Inc.	57	1,919
Rite Aid Corp.*	1,867	1,830
Tootsie Roll Industries, Inc.	70	1,688
Central European Distribution Corp.*	234	1,640
Heckmann Corp.*	290	1,534
Prestige Brands Holdings, Inc.*	161	1,457
Cal-Maine Foods, Inc.	41	1,289
Spectrum Brands Holdings, Inc.*	50	1,181
Chiquita Brands International, Inc.*	140	1,168
Dole Food Company, Inc.*	114	1,140
Smart Balance, Inc.*	190	1,121
Weis Markets, Inc.	30	1,112
Central Garden and Pet Co. — Class A*	154	1,090
Nash Finch Co.	40	1,077
Spartan Stores, Inc.	68	1,053
Winn-Dixie Stores, Inc.*	174	1,030
Pantry, Inc.*	74	898
Inter Parfums, Inc.	51	788
Star Scientific, Inc.*	340	785
Coca-Cola Bottling Company Consolidated	13	721
Medifast, Inc.*	44	711
Pilgrim’s Pride Corp.*	164	700
Calavo Growers, Inc.	34	698
Alliance One International, Inc.*	279	681
National Beverage Corp.	40	606
USANA Health Sciences, Inc.*	22	605
Seneca Foods Corp. — Class A*	30	594
Ingles Markets, Inc. — Class A	40	570
Omega Protein Corp.*	60	545
Village Super Market, Inc. — Class A	21	503
Susser Holdings Corp.*	24	478
Schiff Nutrition International, Inc.*	40	443
Nature’s Sunshine Products, Inc.*	30	422
Nutraceutical International Corp.*	30	383
Revlon, Inc. — Class A*	30	370
Limoneira Co.	24	343
Primo Water Corp.*	50	282
Synutra International, Inc.*	52	277
Imperial Sugar Co.	40	258
Griffin Land & Nurseries, Inc.	10	257
Female Health Co.	59	241
Oil-Dri Corporation of America	12	223
Alico, Inc.	10	196
MGP Ingredients, Inc.	36	182
Craft Brewers Alliance, Inc.*	30	168
Harbinger Group, Inc.*	30	152
Lifeway Foods, Inc.*	12	128
Farmer Brothers Co.	23	127

Total Consumer Staples		116,484

TELECOMMUNICATION SERVICES - 0.4%
AboveNet, Inc.	73	3,913
Global Crossing Ltd.*	94	2,247
PAETEC Holding Corp.*	395	2,090
Cogent Communications Group, Inc.*	150	2,017
Cincinnati Bell, Inc.*	634	1,959
NTELOS Holdings Corp.	90	1,596
Consolidated Communications Holdings, Inc.	86	1,552
Leap Wireless International, Inc.*	194	1,339
Vonage Holdings Corp.*	444	1,154
Pendrell Corp.*	480	1,080
General Communication, Inc. — Class A*	130	1,066
Premiere Global Services, Inc.*	164	1,053
Atlantic Tele-Network, Inc.	30	986
USA Mobility, Inc.	74	977
Neutral Tandem, Inc.*	100	968
Alaska Communications Systems Group, Inc.	145	951
IDT Corp. — Class B	44	898
Iridium Communications, Inc.*	140	868
8x8, Inc.*	200	814
Shenandoah Telecommunications Co.	70	780
Cbeyond, Inc.*	90	635
SureWest Communications	44	461
HickoryTech Corp.	39	375
Towerstream Corp.*	130	333
inContact, Inc.*	94	324
Fairpoint Communications, Inc.*	64	275
Boingo Wireless, Inc.*	20	143
Globalstar, Inc.*	329	135

Total Telecommunication Services		30,989

Total Common Stocks (Cost $3,192,225)		3,056,142

WARRANTS*,†† - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	250	73
ENERGY - 0.0%
Magnum Hunter Resources Corp. $10.50, 12/31/11	23	—

Total Warrants (Costs $—)		73

86 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2011
RUSSELL 2000®1.5x STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 44.4%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	$1,945,137	$1,945,137
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	962,018	962,018
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	683,686	683,686

Total Repurchase Agreements (Cost $3,590,841)		3,590,841

Total Investments — 82.1% (Cost $6,783,066)		$6,647,056

Cash & Other Assets, Less Liabilities — 17.9%		1,449,948

Total Net Assets — 100.0%		$8,097,004

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED†
December 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $2,434,280)	38	$(27,831)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2011 Russell 2000 Index Swap, Terminating 10/24/11[2] (Notional Value $355,263)	552	$(4,057)
Barclays Bank plc October 2011 Russell 2000 Index Swap, Terminating 10/31/11[2] (Notional Value $382,000)	593	(11,033)
Goldman Sachs International October 2011 Russell 2000 Index Swap, Terminating 10/27/11[2] (Notional Value $2,734,449)	4,245	(88,958)
Credit Suisse Capital, LLC October 2011 Russell 2000 Index Swap, Terminating 10/31/11[2] (Notional Value $3,180,866)	4,938	(91,966)

(Total Notional Value $6,652,578)		$(196,014)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

[2]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 87

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND
LIABILITIES (Unaudited)

September 30, 2011

ASSETS:
Investments, at value (cost $3,192,225)	$3,056,215
Repurchase agreements, at value (cost $3,590,841)	3,590,841
Foreign currency, at value (cost $13)	13
Segregated cash with broker	1,858,168
Cash	13
Receivables:
Fund shares sold	11,483
Dividends	3,573
Securities sold	125

Total assets	8,520,431

Liabilities:
Unrealized depreciation on swap agreements	196,014
Payable for:
Fund shares redeemed	128,334
Variation margin	82,080
Management fees	6,847
Swap settlement	4,517
Distribution and service fees	2,902
Transfer agent and administrative fees	1,902
Portfolio accounting fees	761
Miscellaneous	70

Total liabilities	423,427

Net assets	$8,097,004

Net assets consist of:
Paid in capital	$22,260,920
Accumulated net investment loss	(196,124)
Accumulated net realized loss on investments	(13,607,937)
Net unrealized depreciation on investments	(359,855)

Net assets	$8,097,004

A-Class:
Net assets	$385,201
Capital shares outstanding	17,211
Net asset value per share	$22.38

Maximum offering price per share (Net asset value divided by 95.25%)	$23.50

C-Class:
Net assets	$1,459,235
Capital shares outstanding	70,842
Net asset value per share	$20.60

H-Class:
Net assets	$6,252,568
Capital shares outstanding	279,982
Net asset value per share	$22.33

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $3)	$17,756
Interest	2,761

Total investment income	20,517

Expenses:
Management fees	107,782
Transfer agent and administrative fees	29,940
Distribution and service fees:
A-Class	1,726
C-Class	11,259
H-Class	25,399
Portfolio accounting fees	11,976
Trustees’ fees*	1,390
Miscellaneous	23,940

Total expenses	213,412

Net investment loss	(192,895)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,586,004
Swap agreements	(5,204,885)
Futures contracts	(606,247)

Net realized loss	(4,225,128)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,298,245)
Swap agreements	(1,609,619)
Futures contracts	(142,473)

Net change in unrealized appreciation (depreciation)	(4,050,337)

Net realized and unrealized loss	(8,275,465)

Net decrease in net assets resulting from operations	$(8,468,360)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

88 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(192,895)	$(342,033)
Net realized gain (loss) on investments	(4,225,128)	7,585,812
Net change in unrealized appreciation (depreciation) on investments	(4,050,337)	(1,516,617)

Net increase (decrease) in net assets resulting from operations	(8,468,360)	5,727,162

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	1,172,617	6,815,665
C-Class	295,937	1,474,481
H-Class	62,371,996	198,061,598
Cost of shares redeemed
A-Class	(2,711,367)	(5,760,396)
C-Class	(785,456)	(2,047,330)
H-Class	(86,655,662)	(188,080,975)

Net increase (decrease) from capital share transactions	(26,311,935)	10,463,043

Net increase (decrease) in net assets	(34,780,295)	16,190,205
Net assets:
Beginning of period	42,877,299	26,687,094

End of period	$8,097,004	$42,877,299

Accumulated net investment loss at end of period	$(196,124)	$(3,229)

Capital share activity:
Shares sold
A-Class	33,904	266,605
C-Class	10,289	57,713
H-Class	1,947,667	7,264,965
Shares redeemed
A-Class	(83,949)	(222,529)
C-Class	(27,188)	(88,368)
H-Class	(2,769,344)	(7,088,420)

Net increase (decrease) in shares	(888,621)	189,966

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 89

RUSSELL 2000® 1.5x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$34.37	$25.24	$12.49	$28.62	$37.24	$37.33

Income (loss) from investment operations:
Net investment income (loss)[b]	(.25)	(.35)	(.11)	(.02)	.29	.10
Net gain (loss) on investments (realized and unrealized)	(11.74)	9.48	12.86	(16.11)	(8.83)	1.24

Total from investment operations	(11.99)	9.13	12.75	(16.13)	(8.54)	1.34

Less distributions from:
Net investment income	—	—	—	—	(.08)	—
Net realized gains	—	—	—	—	—	(1.43)

Total distributions	—	—	—	—	(.08)	(1.43)

Net asset value, end of period	$22.38	$34.37	$25.24	$12.49	$28.62	$37.24

Total Return[c]	(34.89%)	36.17%	102.08%	(56.36% )	(22.98% )	3.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$385	$2,312	$585	$591	$4,372	$5,976

Ratios to average net assets:
Net investment income (loss)	(1.55%)	(1.25%)	(0.59%)	(0.07%)	0.81%	0.28%
Total expenses	1.71%	1.72%	1.71%	1.70%	1.67%	1.66%

Portfolio turnover rate	113%	211%	109%	288%	227%	179%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$31.75	$23.50	$11.71	$27.10	$35.51	$35.93

Income (loss) from investment operations:
Net investment income (loss)[b]	(.32)	(.47)	(.24)	(.18)	.03	(.16)
Net gain (loss) on investments (realized and unrealized)	(10.83)	8.72	12.03	(15.21)	(8.36)	1.17

Total from investment operations	(11.15)	8.25	11.79	(15.39)	(8.33)	1.01

Less distributions from:
Net investment income	—	—	—	—	(.08)	—
Net realized gains	—	—	—	—	—	(1.43)

Total distributions	—	—	—	—	(.08)	(1.43)

Net asset value, end of period	$20.60	$31.75	$23.50	$11.71	$27.10	$35.51

Total Return[c]	(35.12%)	35.11%	100.68%	(56.79% )	(23.50% )	2.81%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,459	$2,786	$2,782	$3,381	$10,873	$19,942

Ratios to average net assets:
Net investment income (loss)	(2.27%)	(1.90%)	(1.36%)	(0.83%)	0.09%	(0.47%)
Total expenses	2.47%	2.47%	2.46%	2.45%	2.42%	2.41%

Portfolio turnover rate	113%	211%	109%	288%	227%	179%

90 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

RUSSELL 2000® 1.5x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$34.29	$25.21	$12.47	$28.62	$37.22	$37.32

Income (loss) from investment operations:
Net investment income (loss)[b]	(.25)	(.35)	(.19)	(.02)	.30	.10
Net gain (loss) on investments (realized and unrealized)	(11.71)	9.43	12.93	(16.13)	(8.82)	1.23

Total from investment operations	(11.96)	9.08	12.74	(16.15)	(8.52)	1.33

Less distributions from:
Net investment income	—	—	—	—	(.08)	—
Net realized gains	—	—	—	—	—	(1.43)

Total distributions	—	—	—	—	(.08)	(1.43)

Net asset value, end of period	$22.33	$34.29	$25.21	$12.47	$28.62	$37.22

Total Return[c]	(34.88%)	36.02%	102.17%	(56.43% )	(22.93% )	3.57%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,253	$37,780	$23,320	$13,807	$13,839	$42,861

Ratios to average net assets:
Net investment income (loss)	(1.54%)	(1.25%)	(0.94%)	(0.07%)	0.83%	0.27%
Total expenses	1.71%	1.72%	1.71%	1.70%	1.67%	1.66%

Portfolio turnover rate	113%	211%	109%	288%	227%	179%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 91

FUND PROFILE (Unaudited)	September 30, 2011

RUSSELL 2000®FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the Russell 2000® Index (the “underlying index”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 31,	2006
C-Class	May 31,	2006
H-Class	May 31,	2006

Ten Largest Holdings
(% of Total Net Assets)

Netlogic Microsystems, Inc.	0.3%
Jack Henry & Associates, Inc.	0.2%
American Campus Communities, Inc.	0.2%
MFA Financial, Inc.	0.2%
Nicor, Inc.	0.2%
Healthspring, Inc.	0.2%
Clean Harbors, Inc.	0.2%
Cepheid, Inc.	0.2%
World Fuel Services Corp.	0.2%
National Retail Properties, Inc.	0.2%

Top Ten Total	2.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
92 | the RYDEX | SGI series funds semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

RUSSELL 2000® FUND

	Shares	Value

COMMON STOCKS† - 70.2%

FINANCIALS - 15.4%
American Campus Communities, Inc.	429	$15,963
MFA Financial, Inc.	2,263	15,886
National Retail Properties, Inc.	543	14,590
Tanger Factory Outlet Centers	550	14,306
Home Properties, Inc.	250	14,190
ProAssurance Corp.	193	13,900
Mid-America Apartment Communities, Inc.	230	13,851
Signature Bank*	290	13,842
BioMed Realty Trust, Inc.	830	13,753
Highwoods Properties, Inc.	460	13,000
Hancock Holding Co.	480	12,854
Equity Lifestyle Properties, Inc.	200	12,540
Hatteras Financial Corp.	477	12,001
Washington Real Estate Investment Trust	422	11,892
Entertainment Properties Trust	297	11,577
Kilroy Realty Corp.	368	11,518
Extra Space Storage, Inc.	600	11,178
Alterra Capital Holdings Ltd.	573	10,870
Post Properties, Inc.	312	10,839
CBL & Associates Properties, Inc.	939	10,667
LaSalle Hotel Properties	543	10,426
Invesco Mortgage Capital, Inc.	730	10,315
Omega Healthcare Investors, Inc.	646	10,291
SVB Financial Group*	277	10,249
Starwood Property Trust, Inc.	590	10,124
Prosperity Bancshares, Inc.	300	9,804
Cash America International, Inc.	190	9,720
Colonial Properties Trust	533	9,679
Apollo Investment Corp.	1,245	9,362
Stifel Financial Corp.*	345	9,163
Iberiabank Corp.	190	8,941
First American Financial Corp.	673	8,614
First Cash Financial Services, Inc.*	200	8,390
Ezcorp, Inc. — Class A*	293	8,362
Healthcare Realty Trust, Inc.	493	8,307
Northwest Bancshares, Inc.	673	8,015
Potlatch Corp.	250	7,880
FirstMerit Corp.	693	7,872
Two Harbors Investment Corp.	890	7,859
Knight Capital Group, Inc. — Class A*	636	7,734
CNO Financial Group, Inc.*	1,405	7,601
DiamondRock Hospitality Co.	1,063	7,430
Trustmark Corp.	405	7,351
DuPont Fabros Technology, Inc.	373	7,344
RLI Corp.	113	7,185
Platinum Underwriters Holdings Ltd.	233	7,165
Webster Financial Corp.	460	7,038
Montpelier Re Holdings Ltd.	398	7,037
FNB Corp.	810	6,942
Westamerica Bancorporation	180	6,898
DCT Industrial Trust, Inc.	1,558	6,840
Sovran Self Storage, Inc.	180	6,691
Portfolio Recovery Associates, Inc.*	105	6,533
Delphi Financial Group, Inc. — Class A	303	6,521
EastGroup Properties, Inc.	170	6,484
Umpqua Holdings Corp.	733	6,443
UMB Financial Corp.	200	6,416
United Bankshares, Inc.	318	6,389
Medical Properties Trust, Inc.	713	6,381
CYS Investments, Inc.	525	6,347
National Health Investors, Inc.	150	6,319
Capstead Mortgage Corp.	540	6,232
Ocwen Financial Corp.*	470	6,209
DFC Global Corp.*	277	6,052
PS Business Parks, Inc.	120	5,945
Prospect Capital Corp.	690	5,803
Wintrust Financial Corp.	223	5,756
PHH Corp.*	356	5,724
Cathay General Bancorp	500	5,690
Old National Bancorp	603	5,620
Redwood Trust, Inc.	500	5,585
Texas Capital Bancshares, Inc.	241	5,507
National Penn Bancshares, Inc.	785	5,503
Anworth Mortgage Asset Corp.	805	5,474
Equity One, Inc.	343	5,440
CubeSmart	633	5,399
Community Bank System, Inc.	237	5,378
Tower Group, Inc.	230	5,258
First Financial Bankshares, Inc.	200	5,232
MB Financial, Inc.	350	5,152
World Acceptance Corp.*	92	5,147
Franklin Street Properties Corp.	452	5,112
First Financial Bancorp	370	5,106
Pebblebrook Hotel Trust	321	5,024
Lexington Realty Trust	756	4,944
LTC Properties, Inc.	193	4,887
Argo Group International Holdings Ltd.	170	4,823
Glimcher Realty Trust	679	4,807
Strategic Hotels & Resorts, Inc.*	1,110	4,784
Primerica, Inc.	220	4,743
Government Properties Income Trust	220	4,732
Acadia Realty Trust	253	4,731
Harleysville Group, Inc.	80	4,709
BancorpSouth, Inc.	533	4,680
MarketAxess Holdings, Inc.	178	4,632
Solar Capital Ltd.	230	4,630
Oritani Financial Corp.	356	4,578
Sun Communities, Inc.	130	4,575
Susquehanna Bancshares, Inc.	830	4,540
Selective Insurance Group, Inc.	345	4,502
International Bancshares Corp.	340	4,471

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 93

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011

RUSSELL 2000® FUND

	Shares	Value

First Industrial Realty Trust, Inc.*	550	$4,400
CVB Financial Corp.	571	4,391
Financial Engines, Inc.*	240	4,346
Park National Corp.	82	4,336
Glacier Bancorp, Inc.	460	4,310
Fifth Street Finance Corp.	460	4,287
MF Global Holdings Ltd.*	1,038	4,287
Sunstone Hotel Investors, Inc.*	753	4,285
Astoria Financial Corp.	556	4,276
Infinity Property & Casualty Corp.	80	4,198
NBT Bancorp, Inc.	220	4,096
Provident Financial Services, Inc.	380	4,085
Associated Estates Realty Corp.	260	4,020
First Potomac Realty Trust	322	4,015
Education Realty Trust, Inc.	460	3,951
Enstar Group Ltd.*	41	3,904
Bank of the Ozarks, Inc.	180	3,767
Greenlight Capital Re Ltd. — Class A*	180	3,733
Investors Real Estate Trust	510	3,672
Walter Investment Management Corp.	160	3,669
Investors Bancorp, Inc.*	290	3,663
Columbia Banking System, Inc.	253	3,623
Alexander’s, Inc.	10	3,610
American Assets Trust, Inc.	200	3,590
Inland Real Estate Corp.	489	3,570
Symetra Financial Corp.	426	3,472
First Midwest Bancorp, Inc.	470	3,440
iStar Financial, Inc.*	590	3,434
Cousins Properties, Inc.	580	3,393
BlackRock Kelso Capital Corp.	463	3,380
Amtrust Financial Services, Inc.	150	3,339
ARMOUR Residential REIT, Inc.	490	3,332
American Equity Investment Life Holding Co.	380	3,325
Cohen & Steers, Inc.	113	3,249
KBW, Inc.	233	3,213
CreXus Investment Corp.	360	3,197
Compass Diversified Holdings	259	3,155
Navigators Group, Inc.*	72	3,110
Employers Holdings, Inc.	243	3,101
Hersha Hospitality Trust — Class A	890	3,079
National Financial Partners Corp.*	280	3,063
Meadowbrook Insurance Group, Inc.	340	3,029
Safety Insurance Group, Inc.	80	3,026
Nelnet, Inc. — Class A	160	3,005
Home Bancshares, Inc.	140	2,971
Evercore Partners, Inc. — Class A	130	2,964
Retail Opportunity Investments Corp.	263	2,914
BGC Partners, Inc. — Class A	483	2,912
Independent Bank Corp.	133	2,891
Brookline Bancorp, Inc.	373	2,876
Boston Private Financial Holdings, Inc.	489	2,875
Horace Mann Educators Corp.	252	2,875
Pico Holdings, Inc.*	140	2,871
PennyMac Mortgage Investment Trust	180	2,862
S&T Bancorp, Inc.	177	2,860
PrivateBancorp, Inc.	380	2,858
Oriental Financial Group, Inc.	287	2,775
Credit Acceptance Corp.*	43	2,767
Banco Latinoamericano de Comercio Exterior S.A. — Class E	180	2,741
Pennsylvania Real Estate Investment Trust	351	2,713
Colony Financial, Inc.	210	2,713
City Holding Co.	100	2,699
PacWest Bancorp	193	2,690
Trustco Bank Corp.	588	2,622
Chemical Financial Corp.	170	2,603
Advance America Cash Advance Centers, Inc.	353	2,598
PennantPark Investment Corp.	290	2,587
Flagstone Reinsurance Holdings S.A.	333	2,581
Investment Technology Group, Inc.*	260	2,545
State Bank Financial Corp.*	200	2,524
ViewPoint Financial Group	220	2,519
WesBanco, Inc.	143	2,475
First Commonwealth Financial Corp.	665	2,460
Simmons First National Corp. — Class A	113	2,452
Forestar Group, Inc.*	223	2,433
Western Alliance Bancorporation*	443	2,428
Universal Health Realty Income Trust	72	2,420
Chesapeake Lodging Trust	200	2,414
Pinnacle Financial Partners, Inc.*	220	2,407
Berkshire Hills Bancorp, Inc.	130	2,401
Maiden Holdings Ltd.	323	2,387
Hercules Technology Growth Capital, Inc.	277	2,360
United Fire & Casualty Co.	133	2,353
Main Street Capital Corp.	130	2,309
Getty Realty Corp.	160	2,307
Ashford Hospitality Trust, Inc.	327	2,296
Urstadt Biddle Properties, Inc. — Class A	143	2,284
United Community Banks, Inc.*	268	2,275
SCBT Financial Corp.	92	2,271
Sabra Health Care REIT, Inc.	236	2,251
Encore Capital Group, Inc.*	103	2,251
Resource Capital Corp.	448	2,240
MGIC Investment Corp.*	1,195	2,235
Tejon Ranch Co.*	92	2,196
Sandy Spring Bancorp, Inc.	150	2,194
FBL Financial Group, Inc. — Class A	82	2,183
RLJ Lodging Trust	170	2,171

94 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000® FUND

	Shares	Value

Flushing Financial Corp.	200	$2,160
Triangle Capital Corp.	140	2,131
Lakeland Financial Corp.	103	2,128
First Busey Corp.	488	2,123
Community Trust Bancorp, Inc.	91	2,119
Sterling Financial Corp.*	170	2,105
Campus Crest Communities, Inc.	193	2,100
FPIC Insurance Group, Inc.*	50	2,092
1st Source Corp.	100	2,083
AMERISAFE, Inc.*	113	2,080
Duff & Phelps Corp. — Class A	193	2,057
Dynex Capital, Inc.	253	2,039
Renasant Corp.	160	2,037
Newcastle Investment Corp.	500	2,035
NorthStar Realty Finance Corp.	610	2,013
Ramco-Gershenson Properties Trust	243	1,993
Dime Community Bancshares, Inc.	193	1,955
OneBeacon Insurance Group Ltd. — Class A	143	1,951
Safeguard Scientifics, Inc.*	130	1,950
MCG Capital Corp.	490	1,940
First Financial Corp.	70	1,926
Excel Trust, Inc.	200	1,924
Southside Bancshares, Inc.	104	1,873
Coresite Realty Corp.	130	1,866
Radian Group, Inc.	846	1,853
FelCor Lodging Trust, Inc.*	791	1,843
Piper Jaffray Cos.*	102	1,829
Hilltop Holdings, Inc.*	252	1,817
eHealth, Inc.*	133	1,817
GFI Group, Inc.	449	1,805
Washington Trust Bancorp, Inc.	91	1,800
Tompkins Financial Corp.	50	1,789
Monmouth Real Estate Investment Corp. — Class A	224	1,776
Virtus Investment Partners, Inc.*	33	1,769
Rockville Financial, Inc.	185	1,754
Apollo Commercial Real Estate Finance, Inc.	133	1,752
International FCStone, Inc.*	83	1,723
TowneBank	150	1,706
West Coast Bancorp*	120	1,680
Hudson Pacific Properties, Inc.	143	1,663
GAMCO Investors, Inc. — Class A	42	1,654
TICC Capital Corp.	200	1,634
Kennedy-Wilson Holdings, Inc.	150	1,590
NewStar Financial, Inc.*	170	1,588
FXCM, Inc. — Class A	113	1,584
Artio Global Investors, Inc. — Class A	198	1,576
CapLease, Inc.	436	1,574
HFF, Inc. — Class A*	180	1,573
MVC Capital, Inc.	150	1,571
Beneficial Mutual Bancorp, Inc.*	210	1,564
Winthrop Realty Trust	180	1,564
Cardinal Financial Corp.	179	1,543
Parkway Properties, Inc.	140	1,541
Citizens, Inc.*	240	1,538
Hudson Valley Holding Corp.	88	1,534
Westwood Holdings Group, Inc.	43	1,486
Capital Southwest Corp.	20	1,480
Tower Bancorp, Inc.	70	1,466
Saul Centers, Inc.	43	1,454
Nara Bancorp, Inc.*	238	1,445
Camden National Corp.	53	1,443
Bancfirst Corp.	43	1,426
StellarOne Corp.	143	1,423
Sterling Bancorp — Class N	193	1,401
Global Indemnity plc — Class A*	82	1,401
Univest Corporation of Pennsylvania	105	1,400
Provident New York Bancorp	240	1,397
United Financial Bancorp, Inc.	102	1,396
Union First Market Bankshares Corp.	130	1,394
Northfield Bancorp, Inc.	105	1,390
Diamond Hill Investment Group, Inc.	20	1,388
Enterprise Financial Services Corp.	102	1,386
Territorial Bancorp, Inc.	72	1,379
Arrow Financial Corp.	62	1,375
Bancorp, Inc.*	190	1,360
WSFS Financial Corp.	43	1,358
National Western Life Insurance Co. — Class A	10	1,355
Banner Corp.	105	1,343
SY Bancorp, Inc.	72	1,341
Financial Institutions, Inc.	92	1,312
Agree Realty Corp.	60	1,307
Ameris Bancorp*	150	1,306
Kite Realty Group Trust	353	1,292
German American Bancorp, Inc.	80	1,290
American Safety Insurance Holdings Ltd.*	70	1,288
Eagle Bancorp, Inc.*	104	1,224
Epoch Holding Corp.	90	1,221
Calamos Asset Management, Inc. — Class A	120	1,201
Summit Hotel Properties, Inc.	170	1,200
Citizens & Northern Corp.	80	1,189
Westfield Financial, Inc.	180	1,186
State Auto Financial Corp.	90	1,183
First of Long Island Corp.	52	1,178
Heartland Financial USA, Inc.	83	1,177
Presidential Life Corp.	142	1,167
Fox Chase Bancorp, Inc.	92	1,167
Bryn Mawr Bank Corp.	70	1,160
Farmer Mac — Class C	60	1,142
Cowen Group, Inc. — Class A*	420	1,138
MainSource Financial Group, Inc.	130	1,134
Trico Bancshares	92	1,129
First Merchants Corp.	160	1,128
Heritage Financial Corp.	102	1,126

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 95

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000® FUND

	Shares	Value

Oppenheimer Holdings,
Inc. — Class A	70	$1,123
Cedar Shopping Centers, Inc.	353	1,098
Gladstone Commercial Corp.	70	1,098
First Interstate Bancsystem, Inc. — Class A	101	1,082
Wilshire Bancorp, Inc.*	393	1,077
Baldwin & Lyons, Inc. — Class B	50	1,068
Cogdell Spencer, Inc.	283	1,067
Republic Bancorp, Inc. — Class A	60	1,063
Bancorp Rhode Island, Inc.	25	1,060
Bank of Marin Bancorp	32	1,057
State Bancorp, Inc.	100	1,057
Ladenburg Thalmann Financial Services, Inc.*	680	1,054
OceanFirst Financial Corp.	90	1,050
Center Financial Corp.*	223	1,046
First Community Bancshares, Inc.	102	1,040
STAG Industrial, Inc.	102	1,040
Lakeland Bancorp, Inc.	133	1,040
National Bankshares, Inc.	43	1,038
Arlington Asset Investment Corp. — Class A	43	1,034
Central Pacific Financial Corp.*	100	1,032
One Liberty Properties, Inc.	70	1,026
CNB Financial Corp.	80	1,026
Franklin Financial Corp.*	92	1,016
Great Southern Bancorp, Inc.	60	1,007
First Bancorp	100	1,004
Centerstate Banks, Inc.	190	994
Stewart Information Services Corp.	112	990
Netspend Holdings, Inc.*	190	977
Washington Banking Co.	100	973
Gladstone Investment Corp.	143	972
OmniAmerican Bancorp, Inc.*	71	969
National Interstate Corp.	43	945
CoBiz Financial, Inc.	210	939
Abington Bancorp, Inc.	130	936
SeaBright Holdings, Inc.	130	936
Alliance Financial Corp.	33	926
Chatham Lodging Trust	92	913
Virginia Commerce Bancorp, Inc.*	153	898
Phoenix Companies, Inc.*	735	897
Gladstone Capital Corp.	130	892
Golub Capital BDC, Inc.	60	891
Merchants Bancshares, Inc.	33	884
Doral Financial Corp.*	810	883
NGP Capital Resources Co.	133	870
BankFinancial Corp.	130	863
Mission West Properties, Inc.	113	858
Crawford & Co. — Class B	160	858
West Bancorporation, Inc.	101	856
SWS Group, Inc.	180	844
Primus Guaranty Ltd.*	160	843
Edelman Financial Group, Inc.	130	840
1st United Bancorp, Inc.*	170	838
Medallion Financial Corp.	90	837
Kansas City Life Insurance Co.	27	833
ESB Financial Corp.	76	833
Home Federal Bancorp, Inc.	105	821
Penns Woods Bancorp, Inc.	25	819
RAIT Financial Trust	240	814
Bank of Kentucky Financial Corporation	40	810
BofI Holding, Inc.*	60	808
First Defiance Financial Corp.*	60	804
Pacific Continental Corp.	113	801
Metro Bancorp, Inc.*	92	796
Hanmi Financial Corp.*	958	795
Bridge Bancorp, Inc.	43	787
Ames National Corp.	50	781
Peoples Bancorp, Inc.	70	770
Terreno Realty Corp.	60	770
FBR & Company*	323	769
Solar Senior Capital Ltd.	53	757
Bank Mutual Corp.	290	757
First Bancorp, Inc.	60	755
ESSA Bancorp, Inc.	70	736
Kearny Financial Corp.	83	734
Walker & Dunlop, Inc.*	63	732
Capital City Bank Group, Inc.	70	728
Medley Capital Corp.	70	706
Kohlberg Capital Corp.	120	702
Center Bancorp, Inc.	72	695
Harris & Harris Group, Inc.*	193	685
First Pactrust Bancorp, Inc.	60	680
Seacoast Banking Corporation of Florida*	460	676
MPG Office Trust, Inc.*	315	665
Sierra Bancorp	72	659
Consolidated-Tomoka Land Co.	25	657
THL Credit, Inc.	60	655
Meridian Interstate Bancorp, Inc.*	60	655
Donegal Group, Inc. — Class A	53	638
Pacific Capital Bancorp North America*	25	638
UMH Properties, Inc.	70	636
Sun Bancorp, Inc.*	240	636
Park Sterling Corp.*	180	616
Flagstar Bancorp, Inc.*	1,245	610
EMC Insurance Group, Inc.	33	607
Bridge Capital Holdings*	60	604
Gleacher & Company, Inc.*	498	593
Nicholas Financial, Inc.	60	586
JMP Group, Inc.	100	581
Orrstown Financial Services, Inc.	45	578
Midsouth Bancorp, Inc.	52	559
New Mountain Finance Corp.	43	547
Encore Bancshares, Inc.*	50	533
Hallmark Financial Services*	72	531

96 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011

RUSSELL 2000®FUND

	Shares	Value

Marlin Business Services Corp.*	50	$530
Southwest Bancorp, Inc.	120	506
Heritage Commerce Corp.*	130	501
Suffolk Bancorp	60	499
Cape Bancorp, Inc.*	70	495
Enterprise Bancorp, Inc.	40	493
Avatar Holdings, Inc.*	60	491
Whitestone REIT — Class B	43	479
Century Bancorp, Inc. — Class A	20	464
Universal Insurance Holdings, Inc.	120	462
Clifton Savings Bancorp, Inc.	50	458
Taylor Capital Group, Inc.*	70	449
First Financial Holdings, Inc.	105	421
Charter Financial Corp.	43	403
First Marblehead Corp.	350	357
Roma Financial Corp.	43	350
CIFC Corp.*	72	312
Independence Holding Co.	43	312
Hampton Roads Bankshares, Inc.*	60	282
Imperial Holdings, Inc.*	113	271
Gain Capital Holdings, Inc.*	43	270
Fortegra Financial Corp.*	40	210
PMI Group, Inc.*	966	193
Cascade Bancorp*	33	192
Capital Bank Corp.*	92	191
Pzena Investment Management, Inc. — Class A	50	164
California First National Bancorp	10	153

Total Financials		1,346,767

INFORMATION TECHNOLOGY - 12.0%
Netlogic Microsystems, Inc.*	435	20,928
Jack Henry & Associates, Inc.	553	16,026
InterDigital, Inc.	290	13,508
SuccessFactors, Inc.*	532	12,231
Universal Display Corp.*	243	11,649
Parametric Technology Corp.*	753	11,581
Aruba Networks, Inc.*	543	11,354
RF Micro Devices, Inc.*	1,756	11,133
ADTRAN, Inc.	410	10,849
Concur Technologies, Inc.*	283	10,533
CommVault Systems, Inc.	280	10,377
Finisar Corp.*	565	9,910
Blackboard, Inc.*	220	9,825
QLIK Technologies, Inc.*	450	9,747
Hittite Microwave Corp.*	200	9,740
Wright Express Corp.*	250	9,510
CACI International, Inc. — Class A*	190	9,489
Plantronics, Inc.	310	8,819
Microsemi Corp.*	550	8,789
Rambus, Inc.*	623	8,722
Semtech Corp.*	413	8,714
Anixter International, Inc.	180	8,539
Cavium, Inc.*	312	8,427
Aspen Technology, Inc.*	533	8,139
Arris Group, Inc.*	785	8,086
SolarWinds, Inc.	360	7,927
j2 Global Communications, Inc.	290	7,801
MAXIMUS, Inc.	223	7,783
ValueClick, Inc.*	500	7,780
Viasat, Inc.*	230	7,661
Progress Software Corp.*	430	7,546
Ultimate Software Group, Inc.*	160	7,475
FEI Co.*	243	7,280
Cognex Corp.	267	7,238
MKS Instruments, Inc.	333	7,229
Cymer, Inc.*	193	7,176
TiVo, Inc.*	755	7,052
Sapient Corp.	693	7,027
OpenTable, Inc.*	150	6,901
Coherent, Inc.*	160	6,874
Taleo Corp. — Class A*	260	6,687
JDA Software Group, Inc.*	273	6,399
Veeco Instruments, Inc.*	260	6,344
Convergys Corp.*	673	6,313
Blackbaud, Inc.	283	6,302
Quest Software, Inc.*	393	6,241
Cirrus Logic, Inc.*	423	6,235
Cardtronics, Inc.*	270	6,188
MicroStrategy, Inc. — Class A*	53	6,046
Take-Two Interactive Software, Inc.*	470	5,978
Netgear, Inc.*	228	5,903
Mentor Graphics Corp.*	610	5,868
ACI Worldwide, Inc.*	210	5,783
Littelfuse, Inc.	143	5,750
Fair Isaac Corp.	255	5,567
Power Integrations, Inc.	180	5,510
Entegris, Inc.*	853	5,442
Acxiom Corp.*	511	5,437
RightNow Technologies, Inc.*	160	5,288
Digital River, Inc.*	255	5,286
Cabot Microelectronics Corp.*	153	5,262
Synaptics, Inc.*	220	5,258
TriQuint Semiconductor, Inc.	1,043	5,236
Scansource, Inc.*	176	5,203
Omnivision Technologies, Inc.*	370	5,195
Plexus Corp.*	226	5,112
Infinera Corp.*	662	5,111
Euronet Worldwide, Inc.*	323	5,084
Benchmark Electronics, Inc.*	390	5,074
Tyler Technologies, Inc.*	200	5,056
Integrated Device Technology, Inc.*	945	4,867
Sourcefire, Inc.*	180	4,817
Heartland Payment Systems, Inc.	243	4,792
Comtech Telecommunications Corp.	170	4,775
Ancestry.com, Inc.*	200	4,700
NIC, Inc.	403	4,614
NetSuite, Inc.*	170	4,592
Insight Enterprises, Inc.	300	4,542

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 97

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000® FUND

	Shares	Value

Earthlink, Inc.	694	$4,532
Mantech International Corp. — Class A	143	4,487
Bottomline Technologies, Inc.*	220	4,431
Websense, Inc.*	255	4,412
Manhattan Associates, Inc.*	133	4,400
Advent Software, Inc.*	210	4,378
Unisys Corp.*	277	4,346
BroadSoft, Inc.*	143	4,340
Syntel, Inc.	100	4,319
LogMeIn, Inc.	130	4,317
Synchronoss Technologies, Inc.*	170	4,235
SYNNEX Corp.*	160	4,192
DealerTrack Holdings, Inc.*	260	4,074
Electronics for Imaging, Inc.*	300	4,041
OSI Systems, Inc.*	120	4,022
Brightpoint, Inc.*	433	3,988
Spansion, Inc. — Class A*	323	3,947
RealPage, Inc.*	193	3,947
Diodes, Inc.*	220	3,942
Lattice Semiconductor Corp.*	750	3,937
Rogers Corp.*	100	3,913
VirnetX Holding Corp.*	260	3,897
Blue Coat Systems, Inc.*	280	3,886
Tessera Technologies, Inc.*	323	3,857
Liquidity Services, Inc.*	120	3,848
Emulex Corp.*	554	3,546
Loral Space & Communications, Inc.*	70	3,507
Ceva, Inc.*	143	3,476
Rofin-Sinar Technologies, Inc.*	180	3,456
Brooks Automation, Inc.	423	3,447
Checkpoint Systems, Inc.*	253	3,436
Kulicke & Soffa Industries, Inc.*	460	3,432
Sanmina-SCI Corp.*	513	3,427
Verint Systems, Inc.*	130	3,418
comScore, Inc.*	200	3,374
Maxwell Technologies, Inc.	180	3,314
LivePerson, Inc.*	333	3,313
FARO Technologies, Inc.*	105	3,313
Constant Contact, Inc.*	190	3,285
Pegasystems, Inc.	105	3,214
Opnet Technologies, Inc.	92	3,212
TTM Technologies, Inc.*	333	3,167
ATMI, Inc.*	200	3,164
MTS Systems Corp.	102	3,125
Harmonic, Inc.*	732	3,118
S1 Corp.*	340	3,118
Volterra Semiconductor Corp.*	160	3,077
Micrel, Inc.	323	3,059
TNS, Inc.*	160	3,008
United Online, Inc.	563	2,944
Silicon Image, Inc.*	500	2,935
Forrester Research, Inc.	90	2,926
Amkor Technology, Inc.*	670	2,921
Sonus Networks, Inc.*	1,343	2,914
DG FastChannel, Inc.*	170	2,882
DTS, Inc.*	113	2,806
CSG Systems International, Inc.*	220	2,781
Park Electrochemical Corp.	130	2,778
Standard Microsystems Corp.*	143	2,774
Ultratech, Inc.*	160	2,744
Monotype Imaging Holdings, Inc.*	223	2,705
Netscout Systems, Inc.*	233	2,661
Ebix, Inc.	180	2,646
STEC, Inc.*	260	2,636
Kenexa Corp.*	167	2,612
Newport Corp.	241	2,605
Quantum Corp.*	1,433	2,594
EPIQ Systems, Inc.	200	2,506
Interactive Intelligence Group*	92	2,498
Intermec, Inc.	380	2,478
Black Box Corp.	115	2,455
TeleTech Holdings, Inc.*	160	2,438
RealD, Inc.*	260	2,431
Fabrinet*	130	2,431
Stratasys, Inc.*	130	2,410
Advanced Energy Industries, Inc.*	277	2,388
Tekelec*	393	2,374
Dice Holdings, Inc.*	303	2,369
Sycamore Networks, Inc.	130	2,346
Measurement Specialties, Inc.*	90	2,336
Silicon Graphics International Corp.*	193	2,301
SS&C Technologies Holdings, Inc.*	160	2,286
iGate Corp.	197	2,273
ExlService Holdings, Inc.*	103	2,266
Entropic Communications, Inc.*	543	2,243
ICG Group, Inc.*	240	2,210
Mercury Computer Systems, Inc.*	190	2,185
Applied Micro Circuits Corp.*	403	2,164
Accelrys, Inc.*	349	2,115
Super Micro Computer, Inc.*	168	2,105
Kemet Corp.*	280	2,002
Formfactor, Inc.*	321	2,000
Oplink Communications, Inc.*	130	1,968
Keynote Systems, Inc.	92	1,944
NVE Corp.*	32	1,941
Power-One, Inc.	430	1,935
Monolithic Power Systems, Inc.*	190	1,934
Infospace, Inc.*	231	1,931
Magma Design Automation, Inc.*	423	1,925
Anaren, Inc.*	100	1,915
Vocus, Inc.*	113	1,894
Globecomm Systems, Inc.*	140	1,891
Daktronics, Inc.	220	1,888
Nanometrics, Inc.	130	1,885
Calix, Inc.*	241	1,880
KIT Digital, Inc.	223	1,873
Ixia*	243	1,864
Photronics, Inc.*	370	1,843
LoopNet, Inc.*	105	1,799

98 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000 ® FUND

	Shares	Value

Xyratex Ltd.	193	$1,789
CTS Corp.	220	1,789
Methode Electronics, Inc.	238	1,768
Digi International, Inc.	160	1,760
QuinStreet, Inc.*	170	1,760
Powerwave Technologies, Inc.*	1,003	1,725
PROS Holdings, Inc.*	133	1,714
LTX-Credence Corp.*	315	1,666
Electro Scientific Industries, Inc.*	140	1,665
Electro Rent Corp.	120	1,657
Internap Network Services Corp.*	333	1,638
XO Group, Inc.*	200	1,634
IXYS Corp.*	150	1,632
MIPS Technologies, Inc. — Class A*	333	1,612
Ness Technologies, Inc.*	210	1,609
Echelon Corp.*	227	1,591
OCZ Technology Group, Inc.*	325	1,576
Sigma Designs, Inc.*	200	1,568
Cass Information Systems, Inc.	50	1,553
Extreme Networks*	583	1,545
ShoreTel, Inc.*	303	1,509
IntraLinks Holdings, Inc.*	200	1,502
Cohu, Inc.	150	1,482
Avid Technology, Inc.*	190	1,471
Move, Inc.*	1,013	1,469
Stamps.com, Inc.	70	1,431
Kopin Corp.*	413	1,417
Renaissance Learning, Inc.	83	1,393
Imation Corp.*	190	1,389
Exar Corp.*	237	1,353
Integrated Silicon Solution, Inc.*	170	1,328
DemandTec, Inc.*	203	1,328
Virtusa Corp.*	100	1,320
Rudolph Technologies, Inc.*	197	1,318
Seachange International, Inc.*	170	1,309
Web.com Group, Inc.*	180	1,256
Richardson Electronics Ltd.	92	1,252
CIBER, Inc.*	411	1,245
MoneyGram International, Inc.*	533	1,242
Cray, Inc.*	233	1,237
Rubicon Technology, Inc.*	113	1,235
Actuate Corp.*	223	1,231
GSI Group, Inc.*	160	1,229
Wave Systems Corp. — Class A*	525	1,229
Supertex, Inc.*	70	1,211
Envestnet, Inc.*	120	1,200
Multi-Fineline Electronix, Inc.*	60	1,196
SciQuest, Inc.*	80	1,195
Pericom Semiconductor Corp.*	160	1,186
Aeroflex Holding Corp.*	130	1,183
Active Network, Inc.*	80	1,180
Zygo Corp.*	102	1,179
Symmetricom, Inc.*	270	1,172
Advanced Analogic Technologies, Inc.*	270	1,169
Oclaro, Inc.*	320	1,165
Inphi Corp.*	130	1,140
Zix Corp.*	423	1,129
Mindspeed Technologies, Inc.*	217	1,128
Marchex, Inc. — Class A	132	1,122
RealNetworks, Inc.	133	1,121
Computer Task Group, Inc.*	100	1,117
Perficient, Inc.	150	1,098
Digimarc Corp.*	43	1,091
Bel Fuse, Inc. — Class B	70	1,091
Immersion Corp.*	180	1,076
Vishay Precision Group, Inc.*	80	1,054
Global Cash Access Holdings, Inc.*	410	1,050
Saba Software, Inc.*	180	1,037
American Software, Inc. — Class A	143	1,037
Limelight Networks, Inc.*	430	1,015
AXT, Inc.*	200	1,008
TeleCommunication Systems, Inc. — Class A*	290	1,001
Intevac, Inc.*	143	1,000
ModusLink Global Solutions, Inc.	278	970
Lionbridge Technologies, Inc.*	390	959
TeleNav, Inc.*	105	931
Echo Global Logistics, Inc.*	70	931
Anadigics, Inc.*	430	929
DSP Group, Inc.*	153	903
Aviat Networks, Inc.*	380	893
Cornerstone OnDemand, Inc.*	70	878
Callidus Software, Inc.*	190	876
VASCO Data Security International, Inc.*	170	869
Procera Networks, Inc.*	90	864
Deltek, Inc.*	143	859
Openwave Systems, Inc.*	543	847
PLX Technology, Inc.*	280	843
LeCroy Corp.*	105	829
SPS Commerce, Inc.	50	814
Axcelis Technologies, Inc.*	673	808
Agilysys, Inc.*	112	799
ServiceSource International, Inc.*	60	793
MoSys, Inc.*	210	769
Rimage Corp.	60	759
THQ, Inc.*	436	754
Pulse Electronics Corp.	260	744
Alpha & Omega Semiconductor Ltd.*	90	739
Radisys Corp.*	120	734
Westell Technologies, Inc. — Class A*	340	734
DDi Corp.	100	724
Hackett Group, Inc.*	193	720
KVH Industries, Inc.*	90	712
Travelzoo, Inc.*	32	704
Convio, Inc.*	80	673
Responsys, Inc.*	60	647

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 99

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000 ® FUND

	Shares	Value

MaxLinear, Inc. — Class A*	100	$646
Rosetta Stone, Inc.*	70	640
GSI Technology, Inc.*	130	640
X-Rite, Inc.*	170	634
Ultra Clean Holdings*	143	613
PDF Solutions, Inc.*	150	612
Novatel Wireless, Inc.*	200	604
support.com, Inc.*	303	600
Guidance Software, Inc.*	92	597
Meru Networks, Inc.*	72	587
ePlus, Inc.*	23	567
PRGX Global, Inc.*	120	566
FalconStor Software, Inc.*	193	564
ORBCOMM, Inc.*	220	561
Emcore Corp.*	566	560
Communications Systems, Inc.	43	559
Glu Mobile, Inc.*	263	555
Dot Hill Systems Corp.*	356	538
Dynamics Research Corp.*	60	535
TechTarget, Inc.*	92	525
SRS Labs, Inc.*	72	516
NCI, Inc. — Class A*	42	501
Identive Group, Inc.*	243	484
Amtech Systems, Inc.*	60	480
PC Connection, Inc.*	60	479
FSI International, Inc.*	250	473
QAD, Inc. — Class A*	41	438
Demand Media, Inc.*	53	424
Motricity, Inc.*	233	394
BigBand Networks, Inc.*	280	358
Viasystems Group, Inc.*	20	352
Opnext, Inc.*	280	350
NeoPhotonics Corp.*	50	344
Smith Micro Software, Inc.*	223	339
Numerex Corp. — Class A*	60	334
eMagin Corp.*	113	297
Ellie Mae, Inc.*	50	278
Dialogic, Inc.*	100	185
Quepasa Corp.*	43	148
Stream Global Services, Inc.*	60	124
CSR plc ADR*	5	67
FriendFinder Networks, Inc.*	33	61

Total Information Technology		1,050,624

INDUSTRIALS - 10.6%
Clean Harbors, Inc.*	296	15,185
Hexcel Corp.*	620	13,739
CLARCOR, Inc.	323	13,366
Alaska Air Group, Inc.*	231	13,003
HEICO Corp.	260	12,802
Genesee & Wyoming, Inc. — Class A*	255	11,863
Triumph Group, Inc.	240	11,698
Teledyne Technologies, Inc.*	237	11,580
Woodward, Inc.	393	10,768
Dollar Thrifty Automotive Group, Inc.*	180	10,134
Esterline Technologies Corp.*	193	10,005
Acuity Brands, Inc.	270	9,731
Acacia Research — Acacia Technologies*	270	9,717
FTI Consulting, Inc.	263	9,681
Moog, Inc. — Class A*	290	9,460
Mueller Industries, Inc.	239	9,223
Watsco, Inc.	180	9,198
Robbins & Myers, Inc.	253	8,782
Old Dominion Freight Line, Inc.*	303	8,778
Actuant Corp. — Class A	440	8,690
EMCOR Group, Inc.	420	8,539
Middleby Corp.*	120	8,455
Curtiss-Wright Corp.	290	8,361
CoStar Group, Inc.*	160	8,315
Chart Industries, Inc.	190	8,012
Brady Corp. — Class A	303	8,008
United Stationers, Inc.	290	7,902
Belden, Inc.	303	7,814
AO Smith Corp.	240	7,687
Geo Group, Inc.*	413	7,665
Rollins, Inc.	403	7,540
Tetra Tech, Inc.*	398	7,459
Applied Industrial Technologies, Inc.	273	7,415
Brink’s Co.	300	6,993
Healthcare Services Group, Inc.	423	6,827
Barnes Group, Inc.	350	6,738
United Rentals, Inc.*	400	6,736
Herman Miller, Inc.	367	6,555
Advisory Board Co.*	101	6,518
HUB Group, Inc. — Class A*	230	6,502
Corporate Executive Board Co.	218	6,496
Simpson Manufacturing Company, Inc.	260	6,482
ABM Industries, Inc.	339	6,461
JetBlue Airways Corp.*	1,565	6,416
Avis Budget Group, Inc.*	663	6,411
MasTec, Inc.	363	6,392
EnerSys*	315	6,306
Deluxe Corp.	325	6,045
Kaydon Corp.	210	6,023
Werner Enterprises, Inc.	280	5,832
II-VI, Inc.*	325	5,687
Atlas Air Worldwide Holdings, Inc.*	170	5,659
US Airways Group, Inc.*	1,025	5,637
GT Advanced Technologies, Inc.*	802	5,630
Raven Industries, Inc.	115	5,543
HNI Corp.	281	5,376
Knight Transportation, Inc.	390	5,191
Franklin Electric Company, Inc.	143	5,188
Ameron International Corp.	60	5,096
Watts Water Technologies, Inc. — Class A	190	5,064
RBC Bearings, Inc.*	143	4,861
Forward Air Corp.	190	4,835
Orbital Sciences Corp.	370	4,736
Kaman Corp.	170	4,735

100 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000 ® FUND

	Shares	Value

Beacon Roofing Supply, Inc.*	289	$4,621
Mine Safety Appliances Co.	170	4,583
Granite Construction, Inc.	243	4,561
Huron Consulting Group, Inc.*	143	4,452
Heartland Express, Inc.	323	4,380
Briggs & Stratton Corp.	323	4,364
DigitalGlobe, Inc.*	224	4,352
ESCO Technologies, Inc.	170	4,335
Lindsay Corp.	80	4,304
Ceradyne, Inc.*	160	4,302
Tennant Co.	120	4,244
Allegiant Travel Co. — Class A*	90	4,242
AAR Corp.	253	4,218
Blount International, Inc.*	313	4,182
Unifirst Corp.	92	4,167
Knoll, Inc.	300	4,110
GeoEye, Inc.*	143	4,054
Cubic Corp.	102	3,985
Titan International, Inc.	263	3,945
SYKES Enterprises, Inc.*	263	3,932
Interface, Inc. — Class A	330	3,914
Skywest, Inc.	340	3,913
EnPro Industries, Inc.*	130	3,858
Astec Industries, Inc.*	130	3,806
Exponent, Inc.*	92	3,802
Mobile Mini, Inc.*	230	3,781
Korn*	303	3,694
3D Systems Corp.*	263	3,679
American Science & Engineering, Inc.	60	3,663
McGrath Rentcorp	150	3,569
Aircastle Ltd.	367	3,494
TAL International Group, Inc.	140	3,492
Dycom Industries, Inc.*	220	3,366
CIRCOR International, Inc.	113	3,319
Albany International Corp. — Class A	180	3,285
Colfax Corp.*	160	3,242
Swift Transportation Co. — Class A*	500	3,220
Steelcase, Inc. — Class A	510	3,218
Insperity, Inc.	143	3,182
TrueBlue, Inc.*	280	3,172
Higher One Holdings, Inc.*	193	3,140
Amerco, Inc.*	50	3,122
AZZ, Inc.	80	3,102
RSC Holdings, Inc.*	430	3,066
G&K Services, Inc. — Class A	120	3,065
Navigant Consulting, Inc.*	330	3,059
USG Corp.	450	3,028
Generac Holdings, Inc.*	160	3,010
Aerovironment, Inc.*	105	2,956
Insituform Technologies, Inc. — Class A*	253	2,930
Badger Meter, Inc.	100	2,893
Quad	160	2,891
Universal Forest Products, Inc.	120	2,886
Rush Enterprises, Inc. — Class A*	203	2,874
Resources Connection, Inc.	290	2,836
Layne Christensen Co.*	120	2,772
Interline Brands, Inc.*	207	2,664
Quanex Building Products Corp.	240	2,628
Arkansas Best Corp.	159	2,568
John Bean Technologies Corp.	180	2,567
NACCO Industries, Inc. — Class A	40	2,536
Team, Inc.*	120	2,518
Sun Hydraulics Corp.	123	2,507
Standex International Corp.	80	2,490
Griffon Corp.*	303	2,479
Encore Wire Corp.	120	2,470
Gorman-Rupp Co.	100	2,469
Mueller Water Products, Inc. — Class A	993	2,463
Trimas Corp.*	160	2,376
Global Power Equipment Group, Inc.*	102	2,374
Tutor Perini Corp.	202	2,321
MYR Group, Inc.*	130	2,293
ICF International, Inc.*	120	2,257
Ennis, Inc.	170	2,220
Viad Corp.	130	2,207
Consolidated Graphics, Inc.*	60	2,192
Tredegar Corp.	147	2,180
Swisher Hygiene, Inc.*	533	2,159
Wabash National Corp.*	433	2,065
Kforce, Inc.*	210	2,060
Sauer-Danfoss, Inc.*	70	2,023
Cascade Corp.	60	2,003
Comfort Systems USA, Inc.	240	1,997
Altra Holdings, Inc.*	170	1,967
Kelly Services, Inc. — Class A	170	1,938
A123 Systems, Inc.*	556	1,913
AAON, Inc.	120	1,890
Heidrick & Struggles International, Inc.	113	1,859
Powell Industries, Inc.*	60	1,858
EnergySolutions, Inc.*	510	1,800
Titan Machinery, Inc.*	100	1,790
PMFG, Inc.*	113	1,782
Primoris Services Corp.	170	1,778
Federal Signal Corp.	398	1,759
Marten Transport Ltd.	102	1,758
Dolan Co.*	193	1,735
RailAmerica, Inc.*	133	1,733
US Ecology, Inc.	112	1,733
Force Protection, Inc.*	450	1,732
M&F Worldwide Corp.*	70	1,723
APAC Customer Services, Inc.*	200	1,704
Astronics Corp.*	60	1,695
ACCO Brands Corp.*	353	1,684
On Assignment, Inc.*	237	1,676
GenCorp, Inc.*	373	1,675
CBIZ, Inc.*	253	1,667

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 101

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000 ® FUND

	Shares	Value

Taser International, Inc.*	380	$1,638
Trex Company, Inc.	102	1,635
Standard Parking Corp.*	102	1,595
Multi-Color Corp.	70	1,581
Mistras Group, Inc.*	90	1,580
Capstone Turbine Corp.*	1,568	1,568
Gibraltar Industries, Inc.*	193	1,567
Apogee Enterprises, Inc.	180	1,546
Douglas Dynamics, Inc.	120	1,534
Great Lakes Dredge & Dock Corp.	373	1,518
Air Transport Services Group, Inc.*	345	1,494
H&E Equipment Services, Inc.*	180	1,485
Genco Shipping & Trading Ltd.*	190	1,484
Kadant, Inc.*	80	1,421
Textainer Group Holdings Ltd.	70	1,420
Kratos Defense & Security Solutions, Inc.*	210	1,411
CRA International, Inc.*	70	1,401
Hawaiian Holdings, Inc.*	323	1,360
LB Foster Co. — Class A	60	1,334
Twin Disc, Inc.	50	1,334
Dynamic Materials Corp.	84	1,323
Greenbrier Companies, Inc.*	113	1,316
Columbus McKinnon Corp.*	120	1,315
Accuride Corp.*	253	1,295
EnerNOC, Inc.*	143	1,287
Houston Wire & Cable Co.	112	1,287
Spirit Airlines, Inc.*	102	1,275
InnerWorkings, Inc.*	160	1,254
Miller Industries, Inc.	72	1,249
Furmanite Corp.*	230	1,244
RPX Corp.*	60	1,243
Commercial Vehicle Group, Inc.*	187	1,229
Northwest Pipe Co.*	60	1,217
Sterling Construction Company, Inc.*	105	1,173
Celadon Group, Inc.	130	1,154
Ameresco, Inc. — Class A*	113	1,148
Insteel Industries, Inc.	113	1,138
Odyssey Marine Exploration, Inc.*	460	1,132
American Superconductor Corp.*	283	1,112
Zipcar, Inc.*	60	1,080
Cenveo, Inc.*	353	1,063
Saia, Inc.	100	1,052
Vicor Corp.	120	1,050
Ducommun, Inc.	70	1,049
FreightCar America, Inc.*	72	1,038
LMI Aerospace, Inc.*	60	1,024
Ampco-Pittsburgh Corp.	50	1,023
Graham Corp.	60	998
NCI Building Systems, Inc.*	130	983
Metalico, Inc.*	250	975
Kimball International, Inc. — Class B	200	972
Orion Marine Group, Inc.*	167	964
Michael Baker Corp.*	50	957
DXP Enterprises, Inc.*	50	941
CAI International, Inc.*	80	938
Lydall, Inc.*	104	926
American Railcar Industries, Inc.*	60	923
Aceto Corp.	170	899
GP Strategies Corp.*	90	899
Alamo Group, Inc.	43	894
Republic Airways Holdings, Inc.*	310	877
Tecumseh Products Co. — Class A*	120	875
Hurco Companies, Inc.*	43	873
Energy Recovery, Inc.*	290	873
Patriot Transportation Holding, Inc.*	43	869
CDI Corp.	80	854
SeaCube Container Leasing Ltd.	70	849
Casella Waste Systems, Inc. — Class A*	160	842
Pacer International, Inc.*	223	836
Thermon Group Holdings, Inc.*	60	829
Roadrunner Transportation Systems, Inc.*	60	823
Quality Distribution, Inc.*	90	807
KEYW Holding Corp.*	113	803
American Reprographics Co.*	230	773
Met-Pro Corp.	90	772
Intersections, Inc.	60	771
Hill International, Inc.*	160	749
LSI Industries, Inc.	120	748
School Specialty, Inc.*	103	734
Xerium Technologies, Inc.*	70	733
American Woodmark Corp.	60	727
Hudson Highland Group, Inc.*	210	718
Schawk, Inc. — Class A	72	711
Pike Electric Corp.*	103	697
AT Cross Co. — Class A*	60	677
Flow International Corp.*	303	670
FuelCell Energy, Inc.*	792	665
Active Power, Inc.*	510	658
Fuel Tech, Inc.*	112	652
VSE Corp.	25	647
Franklin Covey Co.*	83	631
Eagle Bulk Shipping, Inc.*	400	628
International Shipholding Corp.	33	610
Excel Maritime Carriers Ltd. — Class A*	290	603
Park-Ohio Holdings Corp.*	50	601
Barrett Business Services, Inc.	43	599
Heritage-Crystal Clean, Inc.*	33	599
TMS International Corp. — Class A*	82	597
PowerSecure International, Inc.*	120	568
Satcon Technology Corp.*	573	544
Argan, Inc.*	53	540
NN, Inc.*	105	530
Baltic Trading Ltd.	105	488
Valence Technology, Inc.*	460	478

102 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000 ® FUND

	Shares	Value

Preformed Line Products Co.	10	$458
Microvision, Inc.*	670	456
WCA Waste Corp.*	105	445
Universal Truckload Services, Inc.	33	429
Coleman Cable, Inc.*	50	423
Courier Corp.	60	392
Builders FirstSource, Inc.*	290	368
UniTek Global Services, Inc.*	70	347
TRC Companies, Inc.*	113	340
Ultrapetrol Bahamas Ltd.*	132	300
Lawson Products, Inc.	20	270
Omega Flex, Inc.*	20	266
Essex Rental Corp.*	105	258
Broadwind Energy, Inc.*	681	218
Covenant Transportation Group,
Inc. — Class A*	50	183
Compx International, Inc.	10	127
Ener1, Inc.*	466	64

Total Industrials		921,530

CONSUMER DISCRETIONARY — 9.3%
Crocs, Inc.*	543	12,853
Warnaco Group, Inc.*	278	12,813
Sotheby’s	424	11,690
Cinemark Holdings, Inc.	590	11,139
Rent-A-Center, Inc. — Class A	403	11,062
Ascena Retail Group, Inc.*	400	10,828
Domino’s Pizza, Inc.*	397	10,818
Wolverine World Wide, Inc.	315	10,474
Life Time Fitness, Inc.*	273	10,060
Tenneco, Inc.*	380	9,732
Dana Holding Corp.*	926	9,723
Carter’s, Inc.*	315	9,620
Cheesecake Factory, Inc.*	370	9,121
Vail Resorts, Inc.	231	8,729
Men’s Wearhouse, Inc.	325	8,476
HSN, Inc.	255	8,448
Jos A. Bank Clothiers, Inc.*	180	8,393
Pool Corp.	310	8,116
Coinstar, Inc.*	200	8,000
Childrens Place Retail Stores, Inc.*	170	7,910
Brunswick Corp.	563	7,905
Shutterfly, Inc.*	190	7,824
Genesco, Inc.*	150	7,729
ANN, Inc.*	333	7,606
Hillenbrand, Inc.	400	7,360
Iconix Brand Group, Inc.*	465	7,347
Steven Madden Ltd.*	240	7,224
Six Flags Entertainment Corp.	260	7,207
Express, Inc.	353	7,162
Live Nation Entertainment, Inc.*	893	7,153
Buffalo Wild Wings, Inc.*	113	6,757
Finish Line, Inc. — Class A	333	6,657
BJ’s Restaurants, Inc.*	150	6,617
Pier 1 Imports, Inc.*	673	6,582
Buckle, Inc.	170	6,538
Saks, Inc.*	733	6,414
Monro Muffler Brake, Inc.	193	6,363
Strayer Education, Inc.	80	6,134
Vitamin Shoppe, Inc.*	160	5,990
Valassis Communications, Inc.*	315	5,903
Jack in the Box, Inc.	295	5,876
Matthews International Corp. — Class A	190	5,844
Hibbett Sports, Inc.*	170	5,761
Cracker Barrel Old Country Store, Inc.	143	5,731
Arbitron, Inc.	170	5,624
Aeropostale, Inc.*	513	5,546
Cabela’s, Inc.*	270	5,532
99 Cents Only Stores*	300	5,526
Bob Evans Farms, Inc.	193	5,504
Group 1 Automotive, Inc.	150	5,333
Texas Roadhouse, Inc. — Class A	403	5,328
Meredith Corp.	230	5,207
Regis Corp.	368	5,185
National CineMedia, Inc.	353	5,122
Jones Group, Inc.	555	5,112
Collective Brands, Inc.*	393	5,093
New York Times Co. — Class A*	870	5,055
Select Comfort Corp.*	353	4,931
American Greetings Corp. — Class A	261	4,829
Helen of Troy Ltd.*	191	4,798
Vera Bradley, Inc.*	130	4,687
Scholastic Corp.	167	4,681
Peet’s Coffee & Tea, Inc.*	82	4,562
Penske Automotive Group, Inc.	283	4,528
True Religion Apparel, Inc.*	167	4,502
International Speedway Corp. — Class A	190	4,340
Gaylord Entertainment Co.	223	4,313
Meritor, Inc.*	603	4,257
Cooper Tire & Rubber Co.	390	4,247
Orient-Express Hotels Ltd. — Class A*	610	4,215
Steiner Leisure Ltd.*	100	4,077
K12, Inc.*	160	4,074
Cato Corp. — Class A	180	4,061
MDC Holdings, Inc.	233	3,947
PF Chang’s China Bistro, Inc.	143	3,895
DineEquity, Inc.*	100	3,849
American Public Education, Inc.*	113	3,842
iRobot Corp.*	150	3,774
Columbia Sportswear Co.	80	3,712
CEC Entertainment, Inc.	130	3,701
Papa John’s International, Inc.	120	3,648
Office Depot, Inc.*	1,765	3,636
Ascent Capital Group, Inc. — Class A*	92	3,617
Pinnacle Entertainment, Inc.*	397	3,605

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 103

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000® FUND

	Shares	Value

Maidenform Brands, Inc.	153	$3,582
Interval Leisure Group, Inc.*	253	3,370
Skechers U.S.A., Inc. — Class A*	240	3,367
PEP Boys-Manny Moe & Jack	333	3,287
Stage Stores, Inc.	233	3,232
American Axle & Manufacturing Holdings, Inc.*	423	3,227
Jakks Pacific, Inc.[1]	170	3,222
Ameristar Casinos, Inc.	200	3,210
Asbury Automotive Group, Inc.*	190	3,133
Churchill Downs, Inc.	80	3,122
Sturm Ruger & Company, Inc.	120	3,118
Liz Claiborne, Inc.*	603	3,015
Ryland Group, Inc.	283	3,014
Stewart Enterprises, Inc. — Class A	500	2,975
Biglari Holdings, Inc.*	10	2,964
Ruby Tuesday, Inc.*	413	2,957
Grand Canyon Education, Inc.*	180	2,907
Shuffle Master, Inc.*	345	2,901
Capella Education Co.*	102	2,895
Blue Nile, Inc.*	82	2,893
KB Home	493	2,889
Belo Corp. — Class A	590	2,885
GNC Holdings, Inc. — Class A*	143	2,877
National Presto Industries, Inc.	33	2,868
Oxford Industries, Inc.	82	2,813
Sonic Corp.*	390	2,757
Sonic Automotive, Inc. — Class A	253	2,730
Meritage Homes Corp.*	180	2,725
Modine Manufacturing Co.*	300	2,718
OfficeMax, Inc.*	550	2,668
Fred’s, Inc. — Class A	250	2,665
Scientific Games Corp. — Class A*	370	2,634
Wet Seal, Inc. — Class A*	573	2,567
Krispy Kreme Doughnuts, Inc.*	370	2,523
Quiksilver, Inc.*	820	2,501
Knology, Inc.*	190	2,466
La-Z-Boy, Inc.*	330	2,445
G-III Apparel Group Ltd.*	105	2,400
Harte-Hanks, Inc.	283	2,400
Drew Industries, Inc.	120	2,398
Superior Industries International, Inc.	153	2,364
Sinclair Broadcast Group, Inc. — Class A	323	2,316
Dorman Products, Inc.*	70	2,316
MDC Partners, Inc. — Class A	160	2,307
Zumiez, Inc.*	130	2,276
Lumber Liquidators Holdings, Inc.*	143	2,159
Hot Topic, Inc.	282	2,152
Ethan Allen Interiors, Inc.	158	2,150
Core-Mark Holding Company, Inc.*	70	2,144
Callaway Golf Co.	413	2,135
Barnes & Noble, Inc.	180	2,129
Denny’s Corp.*	630	2,098
NutriSystem, Inc.	170	2,059
Lithia Motors, Inc. — Class A	143	2,056
Rue21, Inc.*	90	2,042
Fuel Systems Solutions, Inc.*	105	2,017
Brown Shoe Company, Inc.	283	2,015
Bravo Brio Restaurant Group, Inc.*	120	1,997
Red Robin Gourmet Burgers, Inc.*	82	1,975
Bridgepoint Education, Inc.*	113	1,971
Lions Gate Entertainment Corp.*	283	1,953
Exide Technologies*	487	1,948
Charming Shoppes, Inc.*	735	1,911
AFC Enterprises, Inc.*	160	1,893
Blyth, Inc.	33	1,830
Amerigon, Inc.*	143	1,820
Universal Technical Institute, Inc.*	133	1,807
Central European Media Enterprises Ltd. — Class A*	230	1,796
America’s Car-Mart, Inc.*	60	1,741
Boyd Gaming Corp.*	343	1,681
Standard Pacific Corp.*	671	1,657
Universal Electronics, Inc.*	100	1,639
Bebe Stores, Inc.	243	1,633
Standard Motor Products, Inc.	120	1,556
Perry Ellis International, Inc.*	82	1,542
EW Scripps Co. — Class A*	220	1,538
World Wrestling Entertainment, Inc. — Class A	170	1,515
Cavco Industries, Inc.*	43	1,481
Shoe Carnival, Inc.*	60	1,416
Libbey, Inc.*	130	1,370
Movado Group, Inc.	112	1,364
Fisher Communications, Inc.*	60	1,340
Eastman Kodak Co.*	1,710	1,334
Body Central Corp.*	72	1,308
Marcus Corp.	130	1,294
Winnebago Industries, Inc.*	180	1,246
Haverty Furniture Companies, Inc.	120	1,199
PetMed Express, Inc.	133	1,197
Talbots, Inc.*	440	1,188
Arctic Cat, Inc.*	80	1,159
Lincoln Educational Services Corp.	140	1,133
hhgregg, Inc.*	115	1,121
Stein Mart, Inc.	177	1,106
Citi Trends, Inc.*	90	1,059
Casual Male Retail Group, Inc.*	263	989
Caribou Coffee Company, Inc.*	82	969
Kirkland’s, Inc.*	105	963
Weyco Group, Inc.	43	959
Smith & Wesson Holding Corp.	380	958
Tuesday Morning Corp.*	270	950
Town Sports International Holdings, Inc.*	130	944
Ruth’s Hospitality Group, Inc.*	220	944
Mac-Gray Corp.	72	930
Systemax, Inc.*	73	929
Steinway Musical Instruments, Inc.*	43	927

104 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000® FUND

	Shares	Value

MarineMax, Inc.*	143	$925
Destination Maternity Corp.	70	901
Stoneridge, Inc.*	170	887
CSS Industries, Inc.	53	884
Leapfrog Enterprises, Inc. — Class A*	260	876
Big 5 Sporting Goods Corp.	143	869
Spartan Motors, Inc.	210	867
Speedway Motorsports, Inc.	71	858
Morgans Hotel Group Co.*	143	857
Journal Communications, Inc. — Class A*	278	826
Christopher & Banks Corp.	231	815
Entercom Communications Corp. — Class A*	150	788
Corinthian Colleges, Inc.*	493	769
Cost Plus, Inc.*	120	756
Rentrak Corp.*	60	755
Unifi, Inc.*	92	752
Saga Communications, Inc. — Class A*	25	738
REX American Resources Corp.*	43	726
Beazer Homes USA, Inc.*	480	725
Benihana, Inc. — Class A*	84	723
K-Swiss, Inc. — Class A*	170	722
interCLICK, Inc.*	130	722
M/I Homes, Inc.*	120	721
Carrols Restaurant Group, Inc.*	80	712
West Marine, Inc.*	90	693
Archipelago Learning, Inc.*	82	689
Multimedia Games Holding Company, Inc.*	170	687
O’Charleys, Inc.*	113	671
Delta Apparel, Inc.*	42	662
Conn’s, Inc.*	92	661
ReachLocal, Inc.*	60	652
Overstock.com, Inc.*	70	649
Cherokee, Inc.	50	643
Ambassadors Group, Inc.	112	642
Audiovox Corp. — Class A*	115	631
Isle of Capri Casinos, Inc.*	130	629
Valuevision Media, Inc. — Class A*	260	614
Red Lion Hotels Corp.*	90	604
Motorcar Parts of America, Inc.*	72	593
Monarch Casino & Resort, Inc.*	60	587
Lifetime Brands, Inc.	60	578
Zale Corp.*	200	570
McCormick & Schmick’s Seafood Restaurants, Inc.*	82	567
Summer Infant, Inc.*	84	554
Black Diamond, Inc.*	84	548
Geeknet, Inc.*	27	546
Jamba, Inc.*	423	546
New York & Company, Inc.*	170	542
Furniture Brands International, Inc.*	263	542
Build-A-Bear Workshop, Inc. — Class A*	105	535
Martha Stewart Living Omnimedia — Class A*	170	530
RG Barry Corp.	50	530
Outdoor Channel Holdings, Inc.	92	526
Einstein Noah Restaurant Group, Inc.	40	513
Johnson Outdoors, Inc. — Class A*	33	508
AH Belo Corp. — Class A	120	504
McClatchy Co. — Class A*	370	496
Luby’s, Inc.*	120	492
Gray Television, Inc.*	315	491
Coldwater Creek, Inc.*	390	488
Hovnanian Enterprises, Inc. — Class A*	393	479
Global Sources Ltd.*	70	474
Sealy Corp.*	315	466
Nexstar Broadcasting Group, Inc. — Class A*	70	463
Winmark Corp.	10	462
Kenneth Cole Productions, Inc. — Class A*	43	461
US Auto Parts Network, Inc.*	90	456
Tower International, Inc.*	43	443
National American University Holdings, Inc.	60	430
Skyline Corp.	43	411
LIN TV Corp. — Class A*	187	408
Cumulus Media, Inc. — Class A*	143	406
Bon-Ton Stores, Inc.	80	398
Gordmans Stores, Inc.*	33	395
1-800-Flowers.com, Inc. — Class A*	168	390
Syms Corp.*	43	377
Pacific Sunwear of California, Inc.*	303	364
Entravision Communications Corp. — Class A*	323	329
Crown Media Holdings, Inc. — Class A*	223	319
Cambium Learning Group, Inc.*	105	314
Orbitz Worldwide, Inc.*	130	282
Shiloh Industries, Inc.	31	278
Marine Products Corp.*	60	205
Westwood One, Inc.*	33	120
Value Line, Inc.	10	115

Total Consumer Discretionary		809,751

HEALTH CARE - 9.1%
Healthspring, Inc.*	433	15,787
Cepheid, Inc.*	390	15,144
Medicis Pharmaceutical Corp. — Class A	390	14,227
Cubist Pharmaceuticals, Inc.*	380	13,422
HMS Holdings Corp.*	540	13,171
athenahealth, Inc.*	220	13,101
Onyx Pharmaceuticals, Inc.*	403	12,094
Quality Systems, Inc.	120	11,640

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 105

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000® FUND

	Shares	Value

Seattle Genetics, Inc.*	610	$11,627
Owens & Minor, Inc.	403	11,477
STERIS Corp.	380	11,123
Salix Pharmaceuticals Ltd.*	370	10,952
WellCare Health Plans, Inc.*	273	10,369
Magellan Health Services, Inc.*	207	9,998
Volcano Corp.*	330	9,778
Haemonetics Corp.*	160	9,357
Questcor Pharmaceuticals, Inc.*	340	9,268
Alkermes plc*	601	9,171
Centene Corp.*	315	9,031
HealthSouth Corp.*	600	8,958
Theravance, Inc.*	433	8,721
Viropharma, Inc.	478	8,637
Incyte Corporation Ltd.*	563	7,865
West Pharmaceutical Services, Inc.	209	7,754
Impax Laboratories, Inc.*	413	7,397
Ariad Pharmaceuticals, Inc.*	840	7,384
Masimo Corp.	333	7,209
Chemed Corp.	130	7,145
PAREXEL International Corp.*	371	7,023
PSS World Medical, Inc.*	353	6,951
MAKO Surgical Corp.*	200	6,844
Par Pharmaceutical Companies, Inc.*	233	6,202
InterMune, Inc.*	306	6,181
Jazz Pharmaceuticals, Inc.*	143	5,937
Align Technology, Inc.*	390	5,916
NxStage Medical, Inc.*	283	5,903
MWI Veterinary Supply, Inc.*	80	5,506
Accretive Health, Inc.*	255	5,414
Zoll Medical Corp.*	143	5,397
Luminex Corp.*	240	5,321
Immunogen, Inc.*	480	5,261
DexCom, Inc.*	430	5,160
Medicines Co.*	345	5,134
Arthrocare Corp.*	177	5,092
Acorda Therapeutics, Inc.	253	5,050
Cyberonics, Inc.*	178	5,037
Neogen Corp.*	143	4,965
PDL BioPharma, Inc.	883	4,901
Integra LifeSciences Holdings Corp.*	130	4,650
HeartWare International, Inc.*	72	4,638
Computer Programs & Systems, Inc.	70	4,630
Auxilium Pharmaceuticals, Inc.*	307	4,602
Vivus, Inc.*	565	4,560
Amsurg Corp. — Class A*	200	4,500
Wright Medical Group, Inc.*	250	4,470
Air Methods Corp.*	70	4,457
Exelixis, Inc.	813	4,439
Insulet Corp.*	290	4,425
NuVasive, Inc.*	255	4,353
Isis Pharmaceuticals, Inc.*	632	4,285
Invacare Corp.	180	4,147
CONMED Corp.*	180	4,142
Optimer Pharmaceuticals, Inc.*	298	4,124
Meridian Bioscience, Inc.	260	4,092
Orthofix International N.V.*	115	3,969
Hanger Orthopedic Group, Inc.*	210	3,967
IPC The Hospitalist Company, Inc.*	105	3,747
Analogic Corp.	80	3,633
NPS Pharmaceuticals, Inc.*	550	3,580
Merit Medical Systems, Inc.*	270	3,548
Nektar Therapeutics*	723	3,507
Ironwood Pharmaceuticals, Inc. — Class A*	323	3,488
Pharmacyclics, Inc.*	290	3,431
Medivation, Inc.*	200	3,396
Momenta Pharmaceuticals, Inc.*	289	3,323
Abaxis, Inc.*	142	3,253
Halozyme Therapeutics, Inc. — Class A	523	3,211
Sequenom, Inc.	630	3,207
Rigel Pharmaceuticals, Inc.*	432	3,180
Caliper Life Sciences, Inc.*	303	3,172
Endologix, Inc.*	312	3,132
AVEO Pharmaceuticals, Inc.*	200	3,078
Greatbatch, Inc.*	151	3,022
Opko Health, Inc.*	688	2,979
Landauer, Inc.	60	2,972
Quidel Corp.*	180	2,947
Bio-Reference Labs, Inc.*	160	2,946
ICU Medical, Inc.*	80	2,944
MedAssets, Inc.*	303	2,912
Kindred Healthcare, Inc.	333	2,870
Omnicell, Inc.*	206	2,839
Amedisys, Inc.*	190	2,816
Team Health Holdings, Inc.*	170	2,791
SonoSite, Inc. — Class A	92	2,791
Micromet, Inc.*	580	2,784
Molina Healthcare, Inc.*	180	2,779
Akorn, Inc.*	351	2,741
Emeritus Corp.*	193	2,721
PharMerica Corp.*	190	2,711
Targacept, Inc.*	170	2,550
Spectrum Pharmaceuticals, Inc.*	333	2,541
Ensign Group, Inc.	105	2,427
OraSure Technologies, Inc.*	300	2,388
Hi-Tech Pharmacal Company, Inc.*	70	2,352
Emergent Biosolutions, Inc.*	150	2,315
Genomic Health, Inc.*	104	2,286
AVANIR Pharmaceuticals, Inc. — Class A*	791	2,262
Exact Sciences Corp.*	333	2,208
ABIOMED, Inc.*	200	2,206
Triple-S Management Corp. — Class B*	130	2,177
Affymetrix, Inc.*	443	2,171
Healthways, Inc.*	220	2,163
Medidata Solutions, Inc.*	130	2,137
Angiodynamics, Inc.*	160	2,102

106 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000® FUND

	Shares	Value

Conceptus, Inc.*	200	$2,094
MAP Pharmaceuticals, Inc.*	142	2,076
Atrion Corporation	10	2,074
Universal American Corp.	203	2,042
Merge Healthcare, Inc.*	330	2,010
National Healthcare Corp.	60	1,938
AMAG Pharmaceuticals, Inc.*	130	1,919
Select Medical Holdings Corp.*	283	1,888
Neurocrine Biosciences, Inc.*	315	1,884
MannKind Corp.*	492	1,865
Depomed, Inc.*	343	1,852
Savient Pharmaceuticals, Inc.*	447	1,833
Corvel Corp.*	42	1,785
Neoprobe Corp.*	600	1,776
Symmetry Medical, Inc.*	230	1,776
Cantel Medical Corp.	84	1,774
Idenix Pharmaceuticals, Inc.*	353	1,761
Accuray, Inc.*	434	1,745
LHC Group, Inc.*	102	1,740
Geron Corp.*	820	1,738
ExamWorks Group, Inc.*	170	1,731
Staar Surgical Co.*	221	1,724
Natus Medical, Inc.*	180	1,712
Arqule, Inc.*	338	1,707
Enzon Pharmaceuticals, Inc.*	240	1,690
Sunrise Senior Living, Inc.*	360	1,667
BioScrip, Inc.*	260	1,654
ZIOPHARM Oncology, Inc.*	373	1,645
Ligand Pharmaceuticals, Inc. — Class B*	120	1,642
Ardea Biosciences, Inc.*	105	1,640
Biosante Pharmaceuticals, Inc.*	700	1,596
Cadence Pharmaceuticals, Inc.*	240	1,572
Alnylam Pharmaceuticals, Inc.*	237	1,557
Oncothyreon, Inc.*	260	1,555
Unilife Corp.*	363	1,525
Assisted Living Concepts, Inc. — Class A	120	1,520
Curis, Inc.*	480	1,517
MedQuist Holdings, Inc.*	200	1,512
Spectranetics Corp.*	210	1,499
Dynavax Technologies Corp.*	783	1,456
Sangamo Biosciences, Inc.*	333	1,449
Tornier N.V.*	70	1,434
Achillion Pharmaceuticals, Inc.*	300	1,416
eResearchTechnology, Inc.*	315	1,405
Transcend Services, Inc.*	60	1,352
Arena Pharmaceuticals, Inc.*	926	1,343
US Physical Therapy, Inc.	72	1,333
Keryx Biopharmaceuticals, Inc.*	443	1,329
Immunomedics, Inc.*	413	1,322
XenoPort, Inc.*	223	1,316
Cell Therapeutics, Inc.*	1,223	1,296
Antares Pharma, Inc.*	556	1,290
HealthStream, Inc.*	100	1,283
Chelsea Therapeutics International Ltd.*	343	1,252
Kensey Nash Corp.*	50	1,225
Continucare Corp.*	190	1,212
Vascular Solutions, Inc.*	105	1,202
Endocyte, Inc.*	112	1,187
Metropolitan Health Networks, Inc.*	259	1,176
Synovis Life Technologies, Inc.*	70	1,169
RTI Biologics, Inc.*	353	1,161
Vical, Inc.*	460	1,141
Pain Therapeutics, Inc.	230	1,095
Progenics Pharmaceuticals, Inc.*	190	1,091
Obagi Medical Products, Inc.*	120	1,088
Gentiva Health Services, Inc.*	191	1,054
Capital Senior Living Corp.*	170	1,049
Maxygen, Inc.	190	1,039
Delcath Systems, Inc.*	308	1,029
AMN Healthcare Services, Inc.*	255	1,023
IRIS International, Inc.*	113	1,014
Affymax, Inc.*	223	999
Lexicon Pharmaceuticals, Inc.*	1,086	999
Raptor Pharmaceutical Corp.*	220	992
Inhibitex, Inc.*	403	991
Hansen Medical, Inc.*	297	986
Nymox Pharmaceutical Corp.*	120	982
Novavax, Inc.*	608	979
AVI BioPharma, Inc.*	863	967
American Dental Partners, Inc.*	100	966
Metabolix, Inc.*	220	964
Cambrex Corp.*	190	958
Cardiovascular Systems, Inc.*	84	957
Santarus, Inc.*	340	949
Palomar Medical Technologies, Inc.*	120	946
Young Innovations, Inc.	33	940
Allos Therapeutics, Inc.*	500	920
Columbia Laboratories, Inc.*	470	916
SurModics, Inc.*	100	910
AtriCure, Inc.*	92	896
Cytori Therapeutics, Inc.*	303	894
Vanda Pharmaceuticals, Inc.*	180	891
Providence Service Corp.*	82	873
Sagent Pharmaceuticals, Inc.*	43	870
Ampio Pharmaceuticals, Inc.*	130	864
Furiex Pharmaceuticals, Inc.*	60	854
Infinity Pharmaceuticals, Inc.*	120	846
Sciclone Pharmaceuticals, Inc.*	220	838
Almost Family, Inc.*	50	831
Durect Corp.*	513	826
Insmed, Inc.*	160	816
Rockwell Medical Technologies, Inc.*	100	816
CryoLife, Inc.*	180	808
Corcept Therapeutics, Inc.*	260	806
Dyax Corp.*	630	794

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 107

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000® FUND

	Shares	Value

Synergetics USA, Inc.*	143	$771
Aegerion Pharmaceuticals, Inc.*	60	760
Cross Country Healthcare, Inc.*	180	752
Alphatec Holdings, Inc.*	345	728
Codexis, Inc.*	159	727
SIGA Technologies, Inc.*	220	719
Pacific Biosciences of California, Inc.*	220	706
Array Biopharma, Inc.*	360	706
Biotime, Inc.*	160	706
Exactech, Inc.*	50	704
ISTA Pharmaceuticals, Inc.*	200	690
Astex Pharmaceuticals*	356	684
Five Star Quality Care, Inc.*	270	675
Cerus Corp.*	303	642
Celldex Therapeutics, Inc.*	280	640
Uroplasty, Inc.*	130	630
Anthera Pharmaceuticals, Inc.*	130	620
Enzo Biochem, Inc.*	240	617
Chindex International, Inc.*	70	617
Cynosure, Inc. — Class A*	60	605
Harvard Bioscience, Inc.*	143	603
Fluidigm Corp.*	43	599
OncoGenex Pharmaceutical, Inc.*	60	588
Medtox Scientific, Inc.	43	563
Alimera Sciences, Inc.*	70	560
Dusa Pharmaceuticals, Inc.*	150	555
Biolase Technology, Inc.*	180	540
Osiris Therapeutics, Inc.*	105	538
Biospecifics Technologies Corp.*	33	533
Medical Action Industries, Inc.*	104	525
BioCryst Pharmaceuticals, Inc.*	180	497
Solta Medical, Inc.*	380	475
Peregrine Pharmaceuticals, Inc.*	433	472
RadNet, Inc.*	193	471
GTx, Inc.*	140	469
Synta Pharmaceuticals Corp.*	143	465
Zalicus, Inc.*	473	464
Cleveland Biolabs, Inc.*	180	457
Nabi Biopharmaceuticals*	270	454
CardioNet, Inc.*	150	450
KV Pharmaceutical Co. — Class A*	325	439
Skilled Healthcare Group, Inc. — Class A*	120	433
Sun Healthcare Group, Inc.*	156	421
Pozen, Inc.*	170	410
Albany Molecular Research, Inc.*	143	403
Anacor Pharmaceuticals, Inc.*	70	399
Orexigen Therapeutics, Inc.*	200	398
BioMimetic Therapeutics, Inc.*	120	396
Lannett Company, Inc.*	103	394
PharmAthene, Inc.*	223	392
Amicus Therapeutics, Inc.*	102	392
Epocrates, Inc.*	43	387
Complete Genomics, Inc.*	60	352
Cornerstone Therapeutics, Inc.*	53	339
National Research Corp.	10	331
Pacira Pharmaceuticals, Inc.*	33	328
Stereotaxis, Inc.*	280	311
Sucampo Pharmaceuticals, Inc. — Class A*	80	298
Bacterin International Holdings, Inc.*	140	280
Trius Therapeutics, Inc.*	43	271
Sunesis Pharmaceuticals, Inc.*	180	221
Transcept Pharmaceuticals, Inc.*	33	218
DynaVox, Inc. — Class A*	60	216
Acura Pharmaceuticals, Inc.*	63	214
Neostem, Inc.*	290	188
BG Medicine, Inc.*	53	188
Alliance HealthCare Services, Inc.*	160	182
Pernix Therapeutics Holdings*	20	176
Zogenix, Inc.*	70	128

Total Health Care		791,580

ENERGY - 4.4%
World Fuel Services Corp.	448	14,627
Dril-Quip, Inc.*	220	11,860
CVR Energy, Inc.*	556	11,754
Berry Petroleum Co. — Class A	330	11,675
Rosetta Resources, Inc.*	340	11,635
Bill Barrett Corp.*	302	10,944
Energy XXI Bermuda Ltd.*	480	10,296
Lufkin Industries, Inc.	193	10,269
Bristow Group, Inc.	230	9,759
Complete Production Services, Inc.*	500	9,425
Helix Energy Solutions Group, Inc.*	670	8,777
Oasis Petroleum, Inc.*	380	8,485
Golar LNG Ltd.	257	8,167
Northern Oil and Gas, Inc.*	400	7,756
Key Energy Services, Inc.*	793	7,526
Kodiak Oil & Gas Corp.	1,330	6,929
Swift Energy Co.*	273	6,645
Cloud Peak Energy, Inc.*	390	6,610
Gulfport Energy Corp.*	270	6,529
McMoRan Exploration Co.*	620	6,157
Gulfmark Offshore, Inc. — Class A*	150	5,451
Carrizo Oil & Gas, Inc.*	250	5,387
SemGroup Corp. — Class A*	260	5,190
Stone Energy Corp.*	315	5,106
Global Industries Ltd.*	643	5,093
Patriot Coal Corp.*	580	4,907
Comstock Resources, Inc.*	303	4,684
Apco Oil and Gas International, Inc.	60	4,465
Contango Oil & Gas Co.*	80	4,377
Nordic American Tankers Ltd.	303	4,272
Western Refining, Inc.*	330	4,112
ION Geophysical Corp.*	830	3,926
Exterran Holdings, Inc.*	403	3,917
Tetra Technologies, Inc.*	490	3,783
Ship Finance International Ltd.	283	3,679
Hyperdynamics Corp.*	993	3,674

108 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000® FUND

	Shares	Value

Hornbeck Offshore Services, Inc.*	143	$3,562
Clean Energy Fuels Corp.*	313	3,481
Newpark Resources, Inc.*	571	3,477
Crosstex Energy, Inc.	253	3,410
Resolute Energy Corp.	290	3,294
Parker Drilling Co.	743	3,262
Targa Resources Corp.	105	3,124
W&T Offshore, Inc.	220	3,027
Petroleum Development Corp.*	153	2,967
Rex Energy Corp.*	223	2,821
Pioneer Drilling Co.*	390	2,800
Cheniere Energy, Inc.*	528	2,719
Approach Resources, Inc.*	140	2,379
Knightsbridge Tankers Ltd.	143	2,367
Overseas Shipholding Group, Inc.	170	2,336
Magnum Hunter Resources Corp.*	703	2,327
GeoResources, Inc.*	130	2,313
Amyris, Inc.*	113	2,287
Tesco Corp.*	190	2,204
ATP Oil & Gas Corp.*	283	2,182
Hercules Offshore, Inc.*	733	2,140
Basic Energy Services, Inc.*	150	2,124
Energy Partners Ltd.*	180	1,993
Petroquest Energy, Inc.*	351	1,930
Goodrich Petroleum Corp.*	160	1,891
Gulf Island Fabrication, Inc.	91	1,882
Harvest Natural Resources, Inc.*	217	1,860
Endeavour International Corp.*	232	1,851
BPZ Resources, Inc.*	653	1,809
Clayton Williams Energy, Inc.*	40	1,712
Venoco, Inc.*	190	1,674
Penn Virginia Corp.	289	1,610
PHI, Inc.*	82	1,569
Frontline Ltd.	323	1,567
Vaalco Energy, Inc.*	320	1,555
OYO Geospace Corp.*	27	1,520
Matrix Service Co.*	170	1,447
Houston American Energy Corp.	105	1,445
James River Coal Co.*	221	1,408
Vantage Drilling Co.*	1,115	1,394
Abraxas Petroleum Corp.	523	1,381
FX Energy, Inc.*	331	1,367
Teekay Tankers Ltd. — Class A	273	1,256
Dawson Geophysical Co.*	53	1,250
Uranium Energy Corp.*	451	1,236
Panhandle Oil and Gas, Inc. — Class A	43	1,220
Green Plains Renewable Energy, Inc.*	130	1,213
USEC, Inc.	735	1,183
Cal Dive International, Inc.*	603	1,152
Gastar Exploration Ltd.*	370	1,110
Rentech, Inc.*	1,413	1,102
Warren Resources, Inc.*	450	1,080
Willbros Group, Inc.*	250	1,042
Delek US Holdings, Inc.	92	1,037
Natural Gas Services Group, Inc.*	80	1,026
Triangle Petroleum Corp.*	270	969
Callon Petroleum Co.*	247	956
Global Geophysical Services, Inc.*	115	917
Mitcham Industries, Inc.*	80	896
GMX Resources, Inc.*	380	863
Scorpio Tankers, Inc.*	160	845
DHT Holdings, Inc.	413	842
Evolution Petroleum Corp.*	100	706
Solazyme, Inc.*	70	673
RigNet, Inc.*	40	641
Voyager Oil & Gas, Inc.*	303	636
Ur-Energy, Inc.*	653	588
Isramco, Inc.*	10	578
Uranerz Energy Corp.*	413	566
Miller Energy Resources, Inc.*	193	509
Syntroleum Corp.*	558	480
Union Drilling, Inc.*	100	470
Westmoreland Coal Co.*	60	466
Alon USA Energy, Inc.	70	429
Uranium Resources, Inc.*	593	404
L&L Energy, Inc.*	140	378
Zion Oil & Gas, Inc.*	190	372
Crimson Exploration, Inc.*	143	307
Hallador Energy Co.	32	274
CAMAC Energy, Inc.*	373	224
Gevo, Inc.*	40	223
General Maritime Corp.	733	191
Geokinetics, Inc.*	70	169

Total Energy		381,795

MATERIALS - 3.2%
Coeur d’Alene Mines Corp.*	573	12,285
Sensient Technologies Corp.	315	10,253
Hecla Mining Co.*	1,778	9,530
Olin Corp.	510	9,185
NewMarket Corp.	60	9,112
Balchem Corp.	180	6,716
Arch Chemicals, Inc.	140	6,569
PolyOne Corp.	593	6,351
Buckeye Technologies, Inc.	255	6,148
Chemtura Corp.*	610	6,118
Thompson Creek Metals Company, Inc.*	968	5,876
Globe Specialty Metals, Inc.	400	5,808
Schweitzer-Mauduit International, Inc.	103	5,755
HB Fuller Co.	312	5,685
Innophos Holdings, Inc.	142	5,662
Minerals Technologies, Inc.	113	5,568
Stillwater Mining Co.*	650	5,525
Calgon Carbon Corp.*	356	5,187
Clearwater Paper Corp.*	150	5,097
Worthington Industries, Inc.	360	5,029

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 109

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000® FUND

	Shares	Value

OM Group, Inc.*	193	$5,012
Eagle Materials, Inc.	283	4,712
Kaiser Aluminum Corp.	105	4,649
Texas Industries, Inc.	143	4,539
RTI International Metals, Inc.*	190	4,431
Deltic Timber Corp.	72	4,297
Louisiana-Pacific Corp.	840	4,284
PH Glatfelter Co.	297	3,923
Innospec, Inc.*	150	3,631
AMCOL International Corp.	150	3,598
Stepan Co.	53	3,561
Graphic Packaging Holding Co.*	1,011	3,488
Haynes International, Inc.	80	3,476
KapStone Paper and Packaging Corp.*	250	3,472
Boise, Inc.	660	3,412
Ferro Corp.*	553	3,401
Koppers Holdings, Inc.	130	3,329
A. Schulman, Inc.	193	3,279
LSB Industries, Inc.*	113	3,240
Kraton Performance Polymers, Inc.*	200	3,236
Golden Star Resources Ltd.*	1,645	3,060
Georgia Gulf Corp.*	220	3,043
Gold Resource Corp.	180	2,997
Century Aluminum Co.*	323	2,888
Materion Corp.*	127	2,880
US Gold Corp.*	673	2,699
Jaguar Mining, Inc.*	533	2,505
Quaker Chemical Corp.	82	2,125
Zep, Inc.	141	2,118
Horsehead Holding Corp.*	280	2,078
Myers Industries, Inc.	200	2,030
Wausau Paper Corp.	315	2,013
Paramount Gold and Silver Corp.*	743	1,753
TPC Group, Inc.*	84	1,687
American Vanguard Corp.	146	1,629
Hawkins, Inc.	50	1,592
STR Holdings, Inc.*	190	1,541
Vista Gold Corp.*	450	1,503
Flotek Industries, Inc.*	315	1,471
Zagg, Inc.*	140	1,389
Golden Minerals Co.*	180	1,339
Neenah Paper, Inc.	90	1,276
FutureFuel Corp.	120	1,248
General Moly, Inc.*	430	1,247
Noranda Aluminum Holding Corp.*	143	1,194
Zoltek Companies, Inc.*	180	1,157
AM Castle & Co.*	105	1,149
Midway Gold Corp.*	540	1,085
Universal Stainless & Alloy*	42	1,068
Omnova Solutions, Inc.*	290	1,038
Olympic Steel, Inc.	60	1,016
Landec Corp.*	170	904
Senomyx, Inc.*	255	895
United States Lime & Minerals, Inc.*	20	798
AEP Industries, Inc.*	33	733
Metals USA Holdings Corp.*	70	626
Spartech Corp.*	193	618
Revett Minerals, Inc.*	160	618
Headwaters, Inc.*	390	562
NL Industries, Inc.	43	539
KMG Chemicals, Inc.	43	530
Chase Corp.	43	462
Handy & Harman Ltd.*	40	404
US Energy Corp.*	150	346
Verso Paper Corp.*	90	150

Total Materials		278,432

UTILITIES - 2.8%
Nicor, Inc.	288	15,843
Cleco Corp.	390	13,315
Piedmont Natural Gas Company, Inc.	460	13,289
WGL Holdings, Inc.	323	12,620
IDACORP, Inc.	315	11,901
Portland General Electric Co.	481	11,395
New Jersey Resources Corp.	260	11,068
UIL Holdings Corp.	323	10,636
Southwest Gas Corp.	290	10,489
South Jersey Industries, Inc.	190	9,452
PNM Resources, Inc.	553	9,086
Avista Corp.	370	8,824
El Paso Electric Co.	263	8,440
Unisource Energy Corp.	230	8,301
Black Hills Corp.	253	7,752
Northwest Natural Gas Co.	170	7,497
NorthWestern Corp.	233	7,442
Allete, Inc.	200	7,326
Atlantic Power Corp.	433	6,144
MGE Energy, Inc.	151	6,141
Laclede Group, Inc.	140	5,425
CH Energy Group, Inc.	102	5,321
Empire District Electric Co.	270	5,233
California Water Service Group	260	4,605
Otter Tail Corp.	233	4,264
American States Water Co.	120	4,072
Central Vermont Public Service Corp.	82	2,887
Dynegy, Inc. — Class A*	653	2,690
Chesapeake Utilities Corp.	60	2,407
SJW Corp.	92	2,003
Ormat Technologies, Inc.	115	1,849
Unitil Corp.	70	1,798
Middlesex Water Co.	102	1,741
York Water Co.	80	1,294
Connecticut Water Service, Inc.	50	1,251
Pennichuck Corp.	33	923
Artesian Resources Corp. — Class A	43	753
Consolidated Water Company Ltd.	92	725
Cadiz, Inc.*	72	570

Total Utilities		246,772

110 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
RUSSELL 2000® FUND

	Shares	Value

CONSUMER STAPLES - 2.7%
Nu Skin Enterprises, Inc. — Class A	350	$14,182
TreeHouse Foods, Inc.*	223	13,790
Ruddick Corp.	315	12,282
Diamond Foods, Inc.	143	11,410
United Natural Foods, Inc.*	303	11,223
Casey’s General Stores, Inc.	240	10,476
Darling International, Inc.	740	9,317
Lancaster Colony Corp.	120	7,321
Pricesmart, Inc.	113	7,042
Fresh Market, Inc.*	180	6,869
Hain Celestial Group, Inc.*	223	6,813
Sanderson Farms, Inc.	143	6,793
Snyders-Lance, Inc.	303	6,318
Fresh Del Monte Produce, Inc.	227	5,266
Vector Group Ltd.	303	5,213
Universal Corp.	143	5,128
B&G Foods, Inc. — Class A	300	5,004
Elizabeth Arden, Inc.*	156	4,437
J&J Snack Foods Corp.	92	4,421
WD-40 Co.	105	4,183
Andersons, Inc.	120	4,039
Rite Aid Corp.*	3,747	3,672
Boston Beer Company, Inc. — Class A*	50	3,635
Tootsie Roll Industries, Inc.	150	3,618
Central European Distribution Corp.*	463	3,246
Heckmann Corp.*	590	3,121
Prestige Brands Holdings, Inc.*	323	2,923
Cal-Maine Foods, Inc.	91	2,860
Weis Markets, Inc.	70	2,594
Spectrum Brands Holdings, Inc.*	105	2,480
Chiquita Brands International, Inc.*	290	2,419
Smart Balance, Inc.*	380	2,242
Dole Food Company, Inc.*	223	2,230
Spartan Stores, Inc.	140	2,167
Nash Finch Co.	80	2,154
Central Garden and Pet Co. — Class A*	303	2,145
Winn-Dixie Stores, Inc.*	350	2,072
Coca-Cola Bottling Company Consolidated	33	1,830
Pantry, Inc.*	143	1,735
Star Scientific, Inc.*	685	1,582
Inter Parfums, Inc.	101	1,560
Medifast, Inc.*	92	1,486
Calavo Growers, Inc.	72	1,477
Pilgrim’s Pride Corp.*	323	1,379
Alliance One International, Inc.*	556	1,357
Seneca Foods Corp. — Class A*	60	1,188
USANA Health Sciences, Inc.*	43	1,182
Ingles Markets, Inc. — Class A	80	1,139
Omega Protein Corp.*	120	1,090
National Beverage Corp.	70	1,061
Susser Holdings Corp.*	52	1,036
Nature’s Sunshine Products, Inc.*	70	986
Village Super Market, Inc. — Class A	41	982
Schiff Nutrition International, Inc.*	80	886
Revlon, Inc. — Class A*	70	862
Arden Group, Inc. — Class A	10	795
Nutraceutical International Corp.*	60	767
Limoneira Co.	53	757
Oil-Dri Corporation of America	33	613
Synutra International, Inc.*	112	596
Imperial Sugar Co.	80	515
Griffin Land & Nurseries, Inc.	20	514
Primo Water Corp.*	90	508
Female Health Co.	120	490
Alico, Inc.	20	393
Craft Brewers Alliance, Inc.*	70	393
MGP Ingredients, Inc.	72	365
Lifeway Foods, Inc.*	33	352
Harbinger Group, Inc.*	60	304
Farmer Brothers Co.	43	237

Total Consumer Staples		235,522

TELECOMMUNICATION SERVICES - 0.7%
AboveNet, Inc.	143	7,665
Global Crossing Ltd.*	193	4,615
PAETEC Holding Corp.*	793	4,195
Cincinnati Bell, Inc.*	1,268	3,918
Cogent Communications Group, Inc.*	290	3,900
NTELOS Holdings Corp.	190	3,369
Consolidated Communications Holdings, Inc.	170	3,068
Leap Wireless International, Inc.*	383	2,643
Vonage Holdings Corp.*	883	2,296
Pendrell Corp.*	963	2,167
General Communication, Inc. — Class A*	260	2,132
Premiere Global Services, Inc.*	331	2,125
Atlantic Tele-Network, Inc.	60	1,973
Neutral Tandem, Inc.*	197	1,907
USA Mobility, Inc.	143	1,888
IDT Corp. — Class B	92	1,877
Alaska Communications Systems Group, Inc.	283	1,856
Iridium Communications, Inc.*	280	1,736
Shenandoah Telecommunications Co.	150	1,671
8x8, Inc.*	390	1,587
Cbeyond, Inc.*	180	1,271
SureWest Communications	92	963
HickoryTech Corp.	84	808
Towerstream Corp.*	270	691
inContact, Inc.*	193	666

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 111

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
September 30, 2011
RUSSELL 2000® FUND

	Shares	Value

Fairpoint Communications, Inc.*	133	$572
Boingo Wireless, Inc.*	40	286
Globalstar, Inc.*	646	264

Total Telecommunication Services		62,109

Total Common Stocks (Cost $6,565,950)		6,124,882
WARRANT*,†† - 0.0%
ENERGY - 0.0%
Magnum Hunter Resources Corp. $10.50, 12/31/11	17	—

Total Warrant (Cost $—)		—

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 36.0%
HSBC Group issued 03/30/11 at 0.00% due 10/03/11	$1,704,468	1,704,468
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	842,988	842,988
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	599,094	599,094

Total Repurchase Agreements (Cost $3,146,550)		3,146,550

Total Investments — 106.2% (Cost $9,712,500)		$9,271,432

Liabilities, Less Cash &
Other Assets — (6.2)%		(544,266)

Total Net Assets — 100.0%		$8,727,166

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED†
December 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $448,420)	7	$(3,662)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2011 Russell 2000 Index Swap, Terminating 10/24/11[2] (Notional Value $489,072)	759	$(5,929)
Barclays Bank plc October 2011 Russell 2000 Index Swap, Terminating 10/31/11[2] (Notional Value $266,696)	414	(7,703)
Goldman Sachs International October 2011 Russell 2000 Index Swap, Terminating 10/27/11[2] (Notional Value $579,136)	899	(17,562)
Credit Suisse Capital, LLC October 2011 Russell 2000 Index Swap, Terminating 10/31/11[2] (Notional Value $836,752)	1,299	(24,192)

(Total Notional Value $2,171,656 )		$(55,386)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

[2]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

112 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

RUSSELL 2000® FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $6,565,950)	$6,124,882
Repurchase agreements, at value (cost $3,146,550)	3,146,550
Foreign currency, at value (cost $10)	9
Segregated cash with broker	924,562
Receivable for swap settlement	4,293
Cash	15
Receivables:
Fund shares sold	272,813
Dividends	7,117
Securities sold	219

Total assets	10,480,460

Liabilities:
Unrealized depreciation on swap agreements	55,386
Payable for:
Fund shares redeemed	1,625,060
Management fees	9,212
Distribution and service fees	6,466
Transfer agent and administrative fees	3,070
Portfolio accounting fees	1,228
Miscellaneous	52,872

Total liabilities	1,753,294

Net Assets	$8,727,166

Net assets consist of:
Paid in capital	$22,228,072
Accumulated net investment loss	(160,487)
Accumulated net realized loss on investments	(12,840,303)
Net unrealized depreciation on investments	(500,116)

Net assets	$8,727,166

A-Class:
Net assets	$505,857
Capital shares outstanding	23,236
Net asset value per share	$21.77

Maximum offering price per share (Net asset value divided by 95.25%)	$22.86
C-Class:
Net assets	$4,986,006
Capital shares outstanding	239,097
Net asset value per share	$20.85

H-Class:
Net assets	$3,235,303
Capital shares outstanding	148,736
Net asset value per share	$21.75

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $1)	$19,647
Interest	2,099

Total investment income	21,746

Expenses:
Management fees	75,565
Transfer agent and administrative fees	25,188
Distribution and service fees:
A-Class	1,010
C-Class	30,311
H-Class	16,600
Portfolio accounting fees	10,075
Trustees’ fees*	964
Miscellaneous	21,257

Total expenses	180,970

Net investment loss	(159,224)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	615,001
Swap agreements	(3,420,669)
Futures contracts	355,682

Net realized loss	(2,449,986)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,576,603)
Swap agreements	(368,403)
Futures contracts	(316,891)

Net change in unrealized appreciation (depreciation)	(2,261,897)

Net realized and unrealized loss	(4,711,883)

Net decrease in net assets resulting from operations	$(4,871,107)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 113

RUSSELL 2000® FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(159,224)	$(292,419)
Net realized gain (loss) on investments	(2,449,986)	3,070,540
Net change in unrealized appreciation (depreciation) on investments	(2,261,897)	(810,396)

Net increase (decrease) in net assets resulting from operations	(4,871,107)	1,967,725

Distributions To Shareholders	—	—

Capital Share Transactions:
Proceeds from sale of shares
A-Class	1,179,340	3,318,909
C-Class	40,425,615	92,851,121
H-Class	117,214,668	378,981,182
Cost of shares redeemed
A-Class	(1,226,011)	(4,088,188)
C-Class	(41,109,733)	(89,838,530)
H-Class	(143,096,736)	(379,943,686)

Net increase (decrease) from capital share transactions	(26,612,857)	1,280,808

Net increase (decrease) in net assets	(31,483,964)	3,248,533
Net Assets:
Beginning of period	40,211,130	36,962,597

End of period	$8,727,166	$40,211,130

Accumulated net investment loss at end of period	$(160,487)	$(1,263)

Capital share activity:
Shares sold
A-Class	44,353	147,548
C-Class	1,587,752	4,000,710
H-Class	4,386,522	15,599,483
Shares redeemed
A-Class	(47,556)	(178,309)
C-Class	(1,606,030)	(3,871,654)
H-Class	(5,373,292)	(15,893,726)

Net decrease in shares	(1,008,251)	(195,948)

114 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

RUSSELL 2000® FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007[b]

Per Share Data
Net asset value, beginning of period	$28.54	$22.96	$14.31	$23.57	$27.64	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.18)	(.24)	(.15)	(.02)	.34	.35
Net gain (loss) on investments (realized and unrealized)	(6.59)	5.82	8.80	(9.24)	(4.21)	2.43

Total from investment operations	(6.77)	5.58	8.65	(9.26)	(3.87)	2.78

Less distributions from:
Net investment income	—	—	—	—	(.20)	(.14)

Total distributions	—	—	—	—	(.20)	(.14)

Net asset value, end of period	$21.77	$28.54	$22.96	$14.31	$23.57	$27.64

Total Return[d]	(23.72%)	24.30%	60.45%	(39.29%)	(14.08%)	11.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$506	$755	$1,313	$2,309	$909	$275

Ratios to average net assets:
Net investment income (loss)	(1.33%)	(1.01%)	(0.81%)	(0.13%)	1.26%	1.54%
Total expenses	1.58%	1.56%	1.57%	1.56%	1.51%	1.51%

Portfolio turnover rate	99%	284%	370%	485%	535%	335%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007[b]

Per Share Data
Net asset value, beginning of period	$27.46	$22.29	$14.00	$23.28	$27.48	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.27)	(.47)	(.34)	(.15)	.23	.17
Net gain (loss) on investments (realized and unrealized)	(6.34)	5.64	8.63	(9.13)	(4.23)	2.45

Total from investment operations	(6.61)	5.17	8.29	(9.28)	(4.00)	2.62

Less distributions from:
Net investment income	—	—	—	—	(.20)	(.14)

Total distributions	—	—	—	—	(.20)	(.14)

Net asset value, end of period	$20.85	$27.46	$22.29	$14.00	$23.28	$27.48

Total Return[d]	(24.07%)	23.25%	59.21%	(39.86%)	(14.63%)	10.49%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,986	$7,068	$2,860	$2,123	$678	$739

Ratios to average net assets:
Net investment income (loss)	(2.08%)	(1.87%)	(1.56%)	(0.82%)	0.85%	0.76%
Total expenses	2.32%	2.31%	2.30%	2.29%	2.27%	2.28%

Portfolio turnover rate	99%	284%	370%	485%	535%	335%

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 115

RUSSELL 2000® FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011[a]	2011	2010	2009	2008	2007[b]

Per Share Data
Net asset value, beginning of period	$28.52	$22.93	$14.31	$23.57	$27.64	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.18)	(.27)	(.16)	(.02)	.51	.34
Net gain (loss) on investments (realized and unrealized)	(6.59)	5.86	8.78	(9.24)	(4.38)	2.44

Total from investment operations	(6.77)	5.59	8.62	(9.26)	(3.87)	2.78

Less distributions from:
Net investment income	—	—	—	—	(.20)	(.14)

Total distributions	—	—	—	—	(.20)	(.14)

Net asset value, end of period	$21.75	$28.52	$22.93	$14.31	$23.57	$27.64

Total Return[d]	(23.74%)	24.32%	60.24%	(39.29%)	(14.08%)	11.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,235	$32,389	$32,790	$19,847	$4,327	$13,248

Ratios to average net assets:
Net investment income (loss)	(1.37%)	(1.09%)	(0.83%)	(0.09%)	1.86%	1.55%
Total expenses	1.57%	1.57%	1.56%	1.55%	1.52%	1.52%

Portfolio turnover rate	99%	284%	370%	485%	535%	335%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: May 31, 2006. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

116 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2011
INVERSE RUSSELL 2000® STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004
The Fund invests principally in derivative investments such as swap agreements and futures contracts.
the RYDEX | SGI series funds semi-annual report | 117

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
INVERSE RUSSELL 2000® STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 82.6%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	$25,201,978	$25,201,978
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	12,464,284	12,464,284
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	8,858,108	8,858,108

Total Repurchase Agreements (Cost $46,524,370)		46,524,370

Total Investments — 82.6% (Cost $46,524,370)		$46,524,370

Cash & Other Assets,
Less Liabilities — 17.4%		9,833,087

Total Net Assets — 100.0%		$56,357,457

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS SOLD SHORT†
December 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $25,880,240)	404	$1,054,459

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2011 Russell 2000 Index Swap, Terminating 10/31/11[2] (Notional Value $23,507,604)	36,493	$589,075
Goldman Sachs International October 2011 Russell 2000 Index Swap, Terminating 10/27/11[2] (Notional Value $5,896,413)	9,154	159,084
Barclays Bank plc October 2011 Russell 2000 Index Swap, Terminating 10/31/11[2] (Notional Value $494,032)	767	14,294
Morgan Stanley Capital Services, Inc. October 2011 Russell 2000 Index Swap, Terminating 10/24/11[2] (Notional Value $318,542)	495	3,213

(Total Notional Value $30,216,591)		$765,666

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

[2]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company

118 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

INVERSE RUSSELL 2000® STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Repurchase agreements, at value (cost $46,524,370)	$46,524,370
Segregated cash with broker	7,820,460
Unrealized appreciation on swap agreements	765,666
Receivable for swap settlement	13,906
Receivables:
Variation margin	872,640
Fund shares sold	426,251

Total assets	56,423,293

Liabilities:
Payable for:
Management fees	30,700
Fund shares redeemed	16,157
Distribution and service fees	9,501
Transfer agent and administrative fees	8,528
Portfolio accounting fees	3,411

Miscellaneous	(2,461)

Total liabilities	65,836

Net Assets	$56,357,457

Net assets consist of:
Paid in capital	$102,443,873
Accumulated net investment loss	(182,499)
Accumulated net realized loss on investments	(47,724,042)
Net unrealized appreciation on investments	1,820,125

Net assets	$56,357,457

A-Class:
Net assets	$1,219,433
Capital shares outstanding	50,793
Net asset value per share	$24.01

Maximum offering price per share
(Net asset value divided by 95.25%)	$25.21

C-Class:
Net assets	$2,234,619
Capital shares outstanding	98,677
Net asset value per share	$22.64

H-Class:
Net assets	$52,903,405
Capital shares outstanding	2,201,972
Net asset value per share	$24.02

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Interest	$9,787

Total investment income	9,787

Expenses:
Management fees	95,766
Transfer agent and administrative fees	26,602
Distribution and service fees:
A-Class	2,039
C-Class	5,704
H-Class	23,137
Portfolio accounting fees	10,641
Trustees’ fees*	516
Miscellaneous	27,881

Total expenses	192,286

Net investment loss	(182,499)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	3,217,964
Futures contracts	136,907

Net realized gain	3,354,871

Net change in unrealized appreciation (depreciation) on:
Investments	(3,616)
Swap agreements	1,028,839
Futures contracts	1,059,970

Net change in unrealized appreciation (depreciation)	2,085,193

Net realized and unrealized gain	5,440,064

Net increase in net assets resulting from operations	$5,257,565

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 119

INVERSE RUSSELL 2000® STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(182,499)	$(428,511)
Net realized gain (loss) on investments	3,354,871	(9,330,901)
Net change in unrealized appreciation (depreciation) on investments	2,085,193	(192)

Net increase (decrease) in net assets resulting from operations	5,257,565	(9,759,604)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	3,733,693	7,959,272
C-Class	5,353,352	15,298,718
H-Class	148,978,969	454,278,543
Cost of shares redeemed
A-Class	(3,716,969)	(7,860,444)
C-Class	(4,583,038)	(15,531,833)
H-Class	(110,510,518)	(462,232,894)

Net increase (decrease) from capital share transactions	39,255,489	(8,088,638)

Net increase (decrease) in net assets	44,513,054	(17,848,242)
Net assets:
Beginning of period	11,844,403	29,692,645

End of period	$56,357,457	$11,844,403

Accumulated net investment loss at end of period	$(182,499)	$—

Capital share activity:
Shares sold
A-Class	166,787	308,625
C-Class	259,046	580,595
H-Class	7,051,361	18,194,735
Shares redeemed
A-Class	(172,347)	(317,626)
C-Class	(222,267)	(596,494)
H-Class	(5,333,095)	(18,670,803)

Net increase (decrease) in shares	1,749,485	(500,968)

120 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

INVERSE RUSSELL 2000® STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$19.77	$27.00	$48.02	$39.05	$35.00	$36.96

Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.38)	(.54)	(.21)	1.06	1.38
Net gain (loss) on investments (realized and unrealized)	4.41	(6.85)	(20.48)	9.57	4.40	(1.65)

Total from investment operations	4.24	(7.23)	(21.02)	9.36	5.46	(.27)

Less distributions from:
Net investment income	—	—	—	(.39)	(1.41)	(1.69)

Total distributions	—	—	—	(.39)	(1.41)	(1.69)

Net asset value, end of period	$24.01	$19.77	$27.00	$48.02	$39.05	$35.00

Total Return[c]	21.45%	(26.78%)	(43.77%)	23.91%	16.11%	(0.67%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,219	$1,114	$1,765	$2,299	$6,816	$9,905

Ratios to average net assets:
Net investment income (loss)	(1.62%)	(1.53%)	(1.58%)	(0.50%)	2.96%	3.64%
Total expenses	1.75%	1.71%	1.71%	1.96%	1.89%	1.65%
Operating expenses[d]	1.75%	1.71%	1.71%	1.71%	1.89%	1.65%

Portfolio turnover rate	—	—	—	214%	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$18.71	$25.75	$46.15	$37.80	$34.18	$36.40

Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.55)	(.76)	(.40)	.76	1.07
Net gain (loss) on investments (realized and unrealized)	4.17	(6.49)	(19.64)	9.14	4.27	(1.60)

Total from investment operations	3.93	(7.04)	(20.40)	8.74	5.03	(.53)

Less distributions from:
Net investment income	—	—	—	(.39)	(1.41)	(1.69)

Total distributions	—	—	—	(.39)	(1.41)	(1.69)

Net asset value, end of period	$22.64	$18.71	$25.75	$46.15	$37.80	$34.18

Total Return[c]	21.00%	(27.34%)	(44.20%)	23.06%	15.22%	(1.40%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,235	$1,158	$2,003	$2,199	$6,136	$8,455

Ratios to average net assets:
Net investment income (loss)	(2.39%)	(2.28%)	(2.34%)	(1.03%)	2.17%	2.87%
Total expenses	2.51%	2.46%	2.46%	2.76%	2.67%	2.40%
Operating expenses[d]	2.51%	2.46%	2.46%	2.45%	2.67%	2.40%

Portfolio turnover rate	—	—	—	214%	—	—

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 121

INVERSE RUSSELL 2000® STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data

Net asset value, beginning of period	$19.79	$27.01	$48.05	$39.07	$35.02	$36.98
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.38)	(.53)	(.19)	1.05	1.36
Net gain (loss) on investments (realized and unrealized)	4.41	(6.84)	(20.51)	9.56	4.41	(1.63)

Total from investment operations	4.23	(7.22)	(21.04)	9.37	5.46	(.27)

Less distributions from:
Net investment income	—	—	—	(.39)	(1.41)	(1.69)

Total distributions	—	—	—	(.39)	(1.41)	(1.69)

Net asset value, end of period	$24.02	$19.79	$27.01	$48.05	$39.07	$35.02

Total Return[c]	21.37%	(26.73%)	(43.79%)	23.93%	16.10%	(0.67%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$52,903	$9,572	$25,924	$30,131	$42,554	$48,718

Ratios to average net assets:
Net investment income (loss)	(1.68%)	(1.53%)	(1.58%)	(0.45%)	2.93%	3.56%
Total expenses	1.77%	1.71%	1.71%	1.97%	1.89%	1.65%
Operating expenses[d]	1.77%	1.71%	1.71%	1.70%	1.89%	1.65%

Portfolio turnover rate	—	—	—	214%	—	—

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Operating expenses exclude interest and dividend expense from securities sold short.

122 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2011
S&P 500 PURE GROWTH FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P 500 Pure Growth Index (the “underlying index”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings
(% of Total Net Assets)

Chipotle Mexican Grill,
Inc. — Class A	2.2%
Amazon.com, Inc.	2.1%
Apple, Inc.	2.1%
Priceline.com, Inc.	1.9%
Cognizant Technology
Solutions Corp. — Class A	1.5%
AutoZone, Inc.	1.5%
Red Hat, Inc.	1.5%
Intuitive Surgical, Inc.	1.5%
Coach, Inc.	1.5%
Whole Foods Market, Inc.	1.4%

Top Ten Total	17.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX | SGI series funds semi-annual report | 123

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
S&P 500 PURE GROWTH FUND

	Share	Value

COMMON STOCKS† - 99.4%

CONSUMER DISCRETIONARY - 32.5%
Chipotle Mexican Grill, Inc. — Class A*	4,170	$1,263,302
Amazon.com, Inc.*	5,469	1,182,562
Priceline.com, Inc.*	2,419	1,087,244
AutoZone, Inc.*	2,674	853,514
Coach, Inc.	16,203	839,801
Expedia, Inc.	31,088	800,516
Ross Stores, Inc.	9,792	770,532
O’Reilly Automotive, Inc.*	11,082	738,394
Discovery Communications, Inc. — Class A*	19,598	737,277
Wynn Resorts Ltd.	6,202	713,726
Starbucks Corp.	19,027	709,517
Nordstrom, Inc.	14,331	654,640
Netflix, Inc.*	5,190	587,300
Limited Brands, Inc.	15,090	581,116
DIRECTV — Class A*	13,462	568,769
Wyndham Worldwide Corp.	18,030	514,035
Ralph Lauren Corp. — Class A	3,895	505,181
Tiffany & Co.	8,300	504,806
Darden Restaurants, Inc.	10,705	457,639
Bed Bath & Beyond, Inc.*	7,935	454,755
TJX Companies, Inc.	7,893	437,825
Comcast Corp. — Class A	17,108	357,557
CarMax, Inc.*	14,189	338,408
Hasbro, Inc.	10,239	333,894
Yum! Brands, Inc.	6,679	329,876
Urban Outfitters, Inc.*	14,724	328,640
Apollo Group, Inc. — Class A*	7,542	298,739
Family Dollar Stores, Inc.	5,779	293,920
Cablevision Systems Corp. — Class A	18,600	292,578
DeVry, Inc.	7,910	292,354
Starwood Hotels & Resorts Worldwide, Inc.	4,571	177,446
NIKE, Inc. — Class B	2,040	174,440
Interpublic Group of Companies, Inc.	22,885	164,772
Scripps Networks Interactive, Inc. — Class A	3,520	130,838

Total Consumer Discretionary		18,475,913

INFORMATION TECHNOLOGY - 26.5%
Apple, Inc.*	3,060	1,166,411
Cognizant Technology Solutions Corp. — Class A*	13,915	872,470
Red Hat, Inc.*	20,068	848,074
Salesforce.com, Inc.*	6,447	736,763
Western Digital Corp.*	26,962	693,463
Mastercard, Inc. — Class A	2,095	664,450
Teradata Corp.*	12,285	657,616
eBay, Inc.*	21,999	648,751
Visa, Inc.	7,017	601,497
NetApp, Inc.*	16,303	553,324
F5 Networks, Inc.*	7,150	508,008
Google, Inc. — Class A*	944	485,575
Oracle Corp.	15,192	436,618
Citrix Systems, Inc.*	7,906	431,114
Intuit, Inc.	9,078	430,660
Broadcom Corp. — Class A	12,743	424,214
Micron Technology, Inc.*	83,050	418,572
SanDisk Corp.*	10,213	412,095
EMC Corp.	18,659	391,652
Akamai Technologies, Inc.*	17,995	357,741
JDS Uniphase Corp.*	32,857	327,584
Juniper Networks, Inc.*	17,493	301,929
FLIR Systems, Inc.	11,646	291,732
BMC Software, Inc.*	7,560	291,514
International Business Machines Corp.	1,637	286,524
Altera Corp.	8,301	261,731
Analog Devices, Inc.	8,286	258,937
Symantec Corp.*	15,463	252,047
Linear Technology Corp.	8,737	241,578
Amphenol Corp. — Class A	5,858	238,831
Advanced Micro Devices, Inc.*	41,990	213,309
Microsoft Corp.	7,908	196,830
Xilinx, Inc.	6,766	185,659

Total Information Technology		15,087,273

HEALTH CARE - 17.2%
Intuitive Surgical, Inc.*	2,321	845,494
CIGNA Corp.	19,005	797,070
Watson Pharmaceuticals, Inc.*	11,390	777,367
Biogen Idec, Inc.*	7,809	727,408
Tenet Healthcare Corp.*	153,668	634,649
Cerner Corp.*	7,882	540,075
Allergan, Inc.	6,236	513,722
Edwards Lifesciences Corp.*	6,670	475,438
Mylan, Inc.*	26,790	455,430
Gilead Sciences, Inc.	11,419	443,057
Celgene Corp.*	6,861	424,833
Life Technologies Corp.*	10,633	408,626
Medco Health Solutions, Inc.*	7,524	352,800
Laboratory Corporation of America Holdings*	3,992	315,568
St. Jude Medical, Inc.	8,581	310,546
Express Scripts, Inc. — Class A*	8,140	301,750
Waters Corp.*	3,787	285,881
Hospira, Inc.*	7,520	278,240
Varian Medical Systems, Inc.*	4,850	252,976
Patterson Companies, Inc.	8,710	249,367
Eli Lilly & Co.	5,580	206,292
Agilent Technologies, Inc.*	4,955	154,844

Total Health Care		9,751,433

124 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2011
S&P 500 PURE GROWTH FUND

	Share	Value

INDUSTRIALS - 6.0%
Joy Global, Inc.	9,720	$606,334
Goodrich Corp.	4,364	526,647
Stericycle, Inc.*	4,589	370,424
Flowserve Corp.	4,806	355,644
Cummins, Inc.	3,872	316,188
WW Grainger, Inc.	1,865	278,892
Deere & Co.	3,492	225,478
Ingersoll-Rand plc	6,998	196,574
Precision Castparts Corp.	1,254	194,947
First Solar, Inc.*	3,012	190,388
Rockwell Automation, Inc.	2,777	155,512

Total Industrials		3,417,028

ENERGY - 5.0%
FMC Technologies, Inc.*	14,462	543,771
National Oilwell Varco, Inc.	9,464	484,746
Cameron International Corp.*	10,871	451,581
Pioneer Natural Resources Co.	6,258	411,589
Diamond Offshore Drilling, Inc.	6,019	329,480
Southwestern Energy Co.*	8,148	271,573
Peabody Energy Corp.	5,453	184,748
Consol Energy, Inc.	4,648	157,707

Total Energy		2,835,195

MATERIALS - 4.6%
CF Industries Holdings, Inc.	5,560	686,048
Newmont Mining Corp.	6,325	397,842
Freeport-McMoRan Copper & Gold, Inc.	11,448	348,592
Mosaic Co.	5,700	279,129
FMC Corp.	3,589	248,215
International Flavors & Fragrances, Inc.	4,385	246,525
Ball Corp.	7,388	229,176
Sigma-Aldrich Corp.	3,224	199,211

Total Materials		2,634,738

CONSUMER STAPLES - 4.0%
Whole Foods Market, Inc.	12,476	814,807
Coca-Cola Enterprises, Inc.	19,228	478,393
Estee Lauder Companies,
Inc. — Class A	5,347	469,680
Dr Pepper Snapple Group, Inc.	8,586	332,965
Coca-Cola Co.	2,810	189,844

Total Consumer Staples		2,285,689

FINANCIALS - 2.5%
Ventas, Inc.	10,696	528,382
IntercontinentalExchange, Inc.*	4,054	479,426
Ameriprise Financial, Inc.	5,857	230,532
CBRE Group, Inc. — Class A*	13,074	175,976

Total Financials		1,414,316

TELECOMMUNICATION SERVICES - 1.1%
American Tower
Corp. — Class A*	7,521	404,630
MetroPCS Communications, Inc.*	24,763	215,686

Total Telecommunication Services		620,316

Total Common Stocks (Cost $52,328,871)		56,521,901

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 2.2%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	$695,318	695,318
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	343,887	343,887
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	244,394	244,394

Total Repurchase Agreements (Cost $1,283,599)		1,283,599

Total Investments - 101.6% (Cost $53,612,470)		$57,805,500

Liabilities, Less Cash & Other Assets — (1.6)%		(927,465)

Total Net Assets - 100.0%		$56,878,035

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5. plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX SGI | series funds semi-annual report | 125

S&P 500 PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $52,328,871)	$56,521,901
Repurchase agreements, at value (cost $1,283,599)	1,283,599
Cash	792
Receivables:
Securities sold	691,640
Fund shares sold	161,611
Dividends	20,198

Total assets	58,679,741

Liabilities:
Payable for:
Fund shares redeemed	1,696,849
Management fees	36,021
Distribution and service fees	17,108
Transfer agent and administrative fees	12,007
Portfolio accounting fees	4,802
Miscellaneous	34,919

Total liabilities	1,801,706

Net assets	$56,878,035

Net assets consist of:
Paid in capital	$62,965,760
Accumulated net investment loss	(243,020)
Accumulated net realized loss on investments	(10,037,735)
Net unrealized appreciation on investments	4,193,030

Net assets	$56,878,035

A-Class:
Net assets	$5,628,041
Capital shares outstanding	200,201
Net asset value per share	$28.11

Maximum offering price per share (Net asset value divided by 95.25%)	$29.51

C-Class:
Net assets	$7,616,257
Capital shares outstanding	286,923
Net asset value per share	$26.54

H-Class:
Net assets	$43,633,737
Capital shares outstanding	1,552,699
Net asset value per share	$28.10

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends	$175,898
Interest	53

Total investment income	175,951

Expenses:
Management fees	190,895
Transfer agent and administrative fees	63,632
Distribution and service fees:
A-Class	7,051
C-Class	41,068
H-Class	46,314
Portfolio accounting fees	25,452
Trustees’ fees*	2,712
Miscellaneous	41,847

Total expenses	418,971

Net investment loss	(243,020)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(5,328,756)

Net realized loss	(5,328,756)

Net change in unrealized appreciation (depreciation) on:
Investments	(8,105,513)

Net change in unrealized appreciation (depreciation)	(8,105,513)

Net realized and unrealized loss	(13,434,269)

Net decrease in net assets resulting from operations	$(13,677,289)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

126 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

S&P 500 PURE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(243,020)	$(476,960)
Net realized gain (loss) on investments	(5,328,756)	6,110,300
Net change in unrealized appreciation (depreciation) on investments	(8,105,513)	7,095,188

Net increase (decrease) in net assets resulting from operations	(13,677,289)	12,728,528

Distributions to shareholders	—	—

Capital Share Transactions
Proceeds from sale of shares:
A-Class	18,417,178	23,075,207
C-Class	4,206,451	8,392,407
H-Class	189,710,748	452,894,846
Cost of shares redeemed
A-Class	(13,971,781)	(23,684,382)
C-Class	(3,571,536)	(8,275,738)
H-Class	(174,155,448)	(439,353,112)

Net increase from capital share transactions	20,635,612	13,049,228

Net increase in net assets	6,958,323	25,777,756
Net assets:
Beginning of period	49,919,712	24,141,956

End of period	$56,878,035	$49,919,712

Accumulated net investment loss at end of period	$(243,020)	$—

Capital Share Activity:
Shares sold
A-Class	541,331	830,903
C-Class	139,510	313,215
H-Class	5,876,355	16,228,786
Shares redeemed
A-Class	(422,697)	(816,244)
C-Class	(119,411)	(302,875)
H-Class	(5,495,598)	(15,655,887)

Net increase in shares	519,490	597,898

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 127

S&P 500 PURE GROWTH FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$33.15	$26.51	$15.82	$25.11	$27.17	$26.11

Income (loss) from investment operations:
Net investment loss[b]	(.13)	(.18)	(.18)	(.11)	(.15)	(.13)
Net gain (loss) on investments (realized and unrealized)	(4.91)	6.82	10.87	(9.18)	(1.52)	1.19

Total from investment operations	(5.04)	6.64	10.69	(9.29)	(1.67)	1.06

Less distributions from:
Net realized gains	—	—	—	—	(.39)	—

Total distributions	—	—	—	—	(.39)	—

Net asset value, end of period	$28.11	$33.15	$26.51	$15.82	$25.11	$27.17

Total Return[c]	(15.20%)	25.05%	67.57%	(37.00%)	(6.28%)	4.06%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,628	$2,704	$1,774	$2,346	$5,443	$2,675

Ratios to average net assets:
Net investment loss	(0.81%)	(0.65%)	(0.81%)	(0.46%)	(0.53%)	(0.51%)
Total expenses	1.53%	1.53%	1.52%	1.53%	1.51%	1.52%

Portfolio turnover rate	318%	808%	699%	573%	450%	1,029%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$31.42	$25.32	$15.23	$24.35	$26.57	$25.74

Income (loss) from investment operations:
Net investment loss[b]	(.24)	(.41)	(.30)	(.23)	(.32)	(.37)
Net gain (loss) on investments (realized and unrealized)	(4.64)	6.51	10.39	(8.89)	(1.51)	1.20

Total from investment operations	(4.88)	6.10	10.09	(9.12)	(1.83)	.83

Less distributions from:
Net realized gains	—	—	—	—	(.39)	—

Total distributions	—	—	—	—	(.39)	—

Net asset value, end of period	$26.54	$31.42	$25.32	$15.23	$24.35	$26.57

Total Return[c]	(15.53%)	24.09%	66.25%	(37.45%)	(7.02%)	3.22%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,616	$8,384	$6,494	$2,111	$4,453	$3,743

Ratios to average net assets:
Net investment loss	(1.57%)	(1.53%)	(1.40%)	(1.13%)	(1.21%)	(1.44%)
Total expenses	2.27%	2.29%	2.28%	2.29%	2.27%	2.28%

Portfolio turnover rate	318%	808%	699%	573%	450%	1,029%

128 | the RYDEX | SGI series funds semi-annual report 129	See Notes to Financial Statements.

S&P 500 PURE GROWTH FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$33.13	$26.50	$15.81	$25.10	$27.16	$26.11

Income (loss) from investment operations:
Net investment loss[b]	(.14)	(.26)	(.14)	(.09)	(.17)	(.14)
Net gain (loss) on investments (realized and unrealized)	(4.89)	6.89	10.83	(9.20)	(1.50)	1.19

Total from investment operations	(5.03)	6.63	10.69	(9.29)	(1.67)	1.05

Less distributions from:
Net realized gains	—	—	—	—	(.39)	—

Total distributions	—	—	—	—	(.39)	—

Net asset value, end of period	$28.10	$33.13	$26.50	$15.81	$25.10	$27.16

Total Return[c]	(15.18%)	25.02%	67.62%	(37.01%)	(6.28%)	4.02%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$43,634	$38,831	$15,874	$12,512	$11,937	$49,087

Ratios to average net assets:
Net investment loss	(0.84%)	(0.89%)	(0.60%)	(0.41%)	(0.62%)	(0.53%)
Total expenses	1.53%	1.55%	1.53%	1.53%	1.53%	1.52%

Portfolio turnover rate	318%	808%	699%	573%	450%	1,029%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 129

FUND PROFILE (Unaudited)
September 30, 2011
S&P 500 PURE VALUE FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund’s current benchmark is the S&P 500 Pure Value Index (the “underlying index”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings
(% of Total Net Assets)

Constellation Energy Group, Inc.	3.2%
Dean Foods Co.	2.5%
Coventry Health Care, Inc.	2.3%
Tesoro Corp.	2.2%
NRG Energy, Inc.	2.2%
Humana, Inc.	2.0%
SUPERVALU, Inc.	2.0%
Tyson Foods, Inc. — Class A	2.0%
Sears Holdings Corp.	1.8%
WellPoint, Inc.	1.8%

Top Ten Total	22.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
130 | the RYDEX | SGI series funds semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
S&P 500 PURE VALUE FUND

	Share	Value

COMMON STOCKS† - 99.6%

FINANCIALS - 22.0%
Assurant, Inc.	7,555	$270,469
Capital One Financial Corp.	5,537	219,431
Unum Group	10,021	210,040
Hartford Financial Services Group, Inc.	12,710	205,139
Allstate Corp.	7,893	186,985
Prudential Financial, Inc.	3,852	180,505
XL Group plc — Class A	9,468	177,998
NASDAQ OMX Group, Inc.*	6,149	142,288
ACE Ltd.	2,340	141,804
Bank of America Corp.	21,500	131,580
Travelers Companies, Inc.	2,503	121,971
Cincinnati Financial Corp.	4,386	115,483
Loews Corp.	3,320	114,706
Lincoln National Corp.	6,848	107,034
Fifth Third Bancorp	10,315	104,182
JPMorgan Chase & Co.	3,422	103,071
Principal Financial Group, Inc.	4,470	101,335
Chubb Corp.	1,615	96,884
BB&T Corp.	4,506	96,113
Genworth Financial, Inc. — Class A*	16,679	95,738
SLM Corp.*	7,666	95,442
Discover Financial Services	4,112	94,329
PNC Financial Services Group, Inc.	1,805	86,983
People’s United Financial, Inc.	7,476	85,226
Legg Mason, Inc.	3,178	81,706
Citigroup, Inc.*	3,066	78,551
NYSE Euronext	2,969	69,000
SunTrust Banks, Inc.	3,720	66,774
MetLife, Inc.	2,201	61,650
Torchmark Corp.	1,762	61,423
Regions Financial Corp.	17,427	58,032
Morgan Stanley	3,904	52,704
Goldman Sachs Group, Inc.	530	50,112

Total Financials		3,864,688

UTILITIES - 20.4%
Constellation Energy Group, Inc.	14,738	560,928
NRG Energy, Inc.*	18,215	386,340
Pepco Holdings, Inc.	14,224	269,118
NiSource, Inc.	10,748	229,792
Ameren Corp.	7,048	209,819
FirstEnergy Corp.	3,815	171,332
AES Corp.*	15,096	147,337
DTE Energy Co.	2,829	138,678
Oneok, Inc.	2,090	138,024
Integrys Energy Group, Inc.	2,732	132,830
Edison International	2,982	114,061
CMS Energy Corp.	5,741	113,614
Consolidated Edison, Inc.	1,951	111,246
American Electric Power Company, Inc.	2,740	104,175
Progress Energy, Inc.	1,962	101,475
Duke Energy Corp.	4,895	97,851
Nicor, Inc.	1,697	93,352
CenterPoint Energy, Inc.	4,513	88,545
Northeast Utilities	2,408	81,029
Sempra Energy	1,520	78,280
Xcel Energy, Inc.	3,033	74,885
SCANA Corp.	1,791	72,446
Entergy Corp.	995	65,958

Total Utilities		3,581,115

CONSUMER STAPLES - 14.0%
Dean Foods Co.*	49,821	441,912
SUPERVALU, Inc.	53,584	356,870
Tyson Foods, Inc. — Class A	19,783	343,433
Archer-Daniels-Midland Co.	10,510	260,753
CVS Caremark Corp.	6,803	228,445
Kroger Co.	8,560	187,978
Costco Wholesale Corp.	2,097	172,206
Safeway, Inc.	6,908	114,880
Walgreen Co.	3,124	102,748
Wal-Mart Stores, Inc.	1,797	93,264
ConAgra Foods, Inc.	3,602	87,240
Sysco Corp.	3,152	81,637

Total Consumer Staples		2,471,366

HEALTH CARE - 12.8%
Coventry Health Care, Inc.*	13,754	396,253
Humana, Inc.*	4,921	357,904
WellPoint, Inc.	4,764	310,994
Aetna, Inc.	8,357	303,777
McKesson Corp.	3,673	267,027
Cardinal Health, Inc.	6,060	253,793
UnitedHealth Group, Inc.	4,398	202,836
CareFusion Corp.*	3,834	91,824
Boston Scientific Corp.*	11,615	68,645

Total Health Care		2,253,053

CONSUMER DISCRETIONARY - 9.8%
Sears Holdings Corp.*	5,426	312,104
GameStop Corp. — Class A*	13,285	306,883
AutoNation, Inc.*	5,824	190,911
Whirlpool Corp.	3,099	154,671
JC Penney Company, Inc.	4,560	122,117
DR Horton, Inc.	13,193	119,265
Time Warner, Inc.	3,635	108,941
CBS Corp. — Class B	4,901	99,882
Washington Post Co. — Class B	296	96,783
Gannett Company, Inc.	8,525	81,243
Goodyear Tire & Rubber Co.*	6,952	70,146
Lowe’s Companies, Inc.	3,473	67,168

Total Consumer Discretionary		1,730,114

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 131

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2011
S&P 500 PURE VALUE FUND

	Share	Value

ENERGY - 8.3%
Tesoro Corp.*	19,876	$386,986
Valero Energy Corp.	16,873	300,002
Marathon Oil Corp.	9,796	211,398
Sunoco, Inc.	4,345	134,738
ConocoPhillips	1,896	120,055
QEP Resources, Inc.	3,638	98,481
Rowan Companies, Inc.*	3,140	94,796
Marathon Petroleum Corp.	2,473	66,919
Hess Corp.	915	48,001

Total Energy		1,461,376

INDUSTRIALS - 5.2%
L-3 Communications Holdings, Inc.	2,738	169,674
RR Donnelley & Sons Co.	11,949	168,720
Northrop Grumman Corp.	2,557	133,373
Ryder System, Inc.	3,123	117,144
Jacobs Engineering Group, Inc.*	3,515	113,499
Quanta Services, Inc.*	4,909	92,240
General Electric Co.	4,567	69,601
Masco Corp.	8,152	58,042

Total Industrials		922,293

INFORMATION TECHNOLOGY - 3.1%
Jabil Circuit, Inc.	14,392	256,034
Computer Sciences Corp.	5,570	149,555
Dell, Inc.*	5,334	75,476
Xerox Corp.	10,156	70,787

Total Information Technology		551,852

MATERIALS - 3.0%
International Paper Co.	5,944	138,198
MeadWestvaco Corp.	5,206	127,859
Weyerhaeuser Co.	4,882	75,915
AK Steel Holding Corp.	10,537	68,912
Alcoa, Inc.	6,328	60,559
Sealed Air Corp.	3,283	54,826

Total Materials		526,269

TELECOMMUNICATION SERVICES - 1.0%
Sprint Nextel Corp.*	57,325	174,268

Total Common Stocks
(Cost $15,985,642)		17,536,394

Total Investments — 99.6%
(Cost $15,985,642)		$17,536,394

Other Assets,
Less Liabilities — 0.4%		67,436

Total Net Assets — 100.0%		$17,603,830

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

plc — Public Limited Company

132 | The RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

S&P 500 PURE VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $15,985,642)	$17,536,394
Receivables:
Securities sold	585,908
Dividends	26,472
Fund shares sold	340

Total assets	18,149,114

Liabilities
Overdraft due to custodian bank	463,536
Payable for:
Fund shares redeemed	17,335
Management fees	12,401
Distribution and service fees	6,859
Transfer agent and administrative fees	4,134
Portfolio accounting fees	1,653
Miscellaneous	39,366

Total liabilities	545,284

Net assets	$17,603,830

Net assets consist of:
Paid in capital	$21,503,805
Undistributed net investment income	17,750
Accumulated net realized loss on investments	(5,468,477)
Net unrealized appreciation on investments	1,550,752

Net assets	$17,603,830

A-Class:
Net assets	$1,025,807
Capital shares outstanding	14,064
Net asset value per share	$72.93

Maximum offering price per share (Net asset value divided by 95.25%)	$76.57

C-Class:
Net assets	$3,778,340
Capital shares outstanding	55,834
Net asset value per share	$67.66

H-Class:
Net assets	$12,799,683
Capital shares outstanding	174,904
Net asset value per share	$73.17

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends	$278,067
Interest	29

Total investment income	278,096

Expenses:
Management fees	118,380
Transfer agent and administrative fees	39,460
Distribution and service fees:
A-Class	2,090
C-Class	25,430
H-Class	31,012
Portfolio accounting fees	15,784
Registration fees	15,832
Trustees’ fees*	1,563
Miscellaneous	10,795

Total expenses	260,346

Net investment income	17,750

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	691,176

Net realized gain	691,176

Net change in unrealized appreciation (depreciation) on:
Investments	(4,506,862)

Net change in unrealized appreciation (depreciation)	(4,506,862)

Net realized and unrealized loss	(3,815,686)

Net decrease in net assets resulting from operations	$(3,797,936)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 133

S&P 500 PURE VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$17,750	$(32,522)
Net realized gain on investments	691,176	8,480,016
Net change in unrealized appreciation (depreciation) on investments	(4,506,862)	(8,294,860)

Net increase (decrease) in net assets resulting from operations	(3,797,936)	152,634

Distributions to shareholders from:
Net investment income
A-Class	—	(16,831)
C-Class	—	(38,161)
H-Class	—	(168,310)

Total distributions to shareholders	—	(223,302)

Capital share transactions:
Proceeds from sale of shares
A-Class	8,089,217	20,577,766
C-Class	3,019,425	12,317,081
H-Class	151,615,838	446,114,591
Distributions reinvested
A-Class	—	11,816
C-Class	—	32,218
H-Class	—	165,705
Cost of shares redeemed
A-Class	(9,204,919)	(26,189,401)
C-Class	(3,874,418)	(11,762,447)
H-Class	(163,115,253)	(567,934,046)

Net decrease from capital share transactions	(13,470,110)	(126,666,717)

Net decrease in net assets	(17,268,046)	(126,737,385)
Net assets:
Beginning of period	34,871,876	161,609,261

End of period	$17,603,830	$34,871,876

Undistributed net investment income at end of period	$17,750	$—

Capital share activity:
Shares sold
A-Class	87,806	251,530
C-Class	36,752	160,280
H-Class	1,684,247	5,470,210
Shares issued from reinvestment of distributions
A-Class	—	149
C-Class	—	436
H-Class	—	2,086
Shares redeemed
A-Class	(99,564)	(328,247)
C-Class	(48,665)	(158,144)
H-Class	(1,806,067)	(7,034,879)

Net decrease in shares	(145,491)	(1,636,578)

134 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

S&P 500 PURE VALUE FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010[d]	2009[d]	2008[d]	2007[d]

Per Share Data
Net asset value, beginning of period	$90.21	$79.66	$35.58	$100.00	$167.30	$145.60

Income (loss) from investment operations:
Net investment income[b]	.16	.01	.26	1.95	2.45	1.85
Net gain (loss) on investments (realized and unrealized)	(17.44)	11.87	44.60	(57.52)	(30.50)	21.65

Total from investment operations	(17.28)	11.88	44.86	(55.57)	(28.05)	23.50

Less distributions from:
Net investment income	—	(1.33)	(.78)	(1.05)	(9.95)	(1.05)
Net realized gains	—	—	—	(7.80)	(29.30)	(.75)

Total distributions	—	(1.33)	(.78)	(8.85)	(39.25)	(1.80)

Net asset value, end of period	$72.93	$90.21	$79.66	$35.58	$100.00	$167.30

Total Return[c]	(19.16%)	15.14%	126.37%	(57.28%)	(19.98%)	16.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,026	$2,329	$8,156	$203	$4,269	$5,348

Ratios to average net assets:
Net investment income	0.35%	0.01%	0.39%	2.16%	1.67%	1.17%
Total expenses	1.53%	1.54%	1.52%	1.53%	1.52%	1.50%

Portfolio turnover rate	381%	820%	673%	1,448%	289%	389%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010[d]	2009[d]	2008[d]	2007[d]

Per Share Data
Net asset value, beginning of period	$83.99	$74.81	$33.66	$96.00	$163.40	$143.35

Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.51)	(.02)	1.40	.70	.45
Net gain (loss) on investments (realized and unrealized)	(16.16)	11.02	41.95	(54.89)	(28.85)	21.40

Total from investment operations	(16.33)	10.51	41.93	(53.49)	(28.15)	21.85

Less distributions from:
Net investment income	—	(1.33)	(.78)	(1.05)	(9.95)	(1.05)
Net realized gains	—	—	—	(7.80)	(29.30)	(.75)

Total distributions	—	(1.33)	(.78)	(8.85)	(39.25)	(1.80)

Net asset value, end of period	$67.66	$83.99	$74.81	$33.66	$96.00	$163.40

Total Return[c]	(19.44%)	14.28%	124.86%	(57.55%)	(20.57%)	15.31%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,778	$5,690	$4,876	$1,129	$1,838	$21,075

Ratios to average net assets:
Net investment income (loss)	(0.43%)	(0.68%)	(0.03%)	2.44%	0.48%	0.29%
Total expenses	2.28%	2.29%	2.27%	2.29%	2.29%	2.27%

Portfolio turnover rate	381%	820%	673%	1,448%	289%	389%

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 135

S&P 500 PURE VALUE FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011[a]	2011	2010[d]	2009[d]	2008[d]	2007[d]

Per Share Data
Net asset value, beginning of period	$90.50	$79.91	$35.67	$100.00	$167.30	$145.60

Income (loss) from investment operations:
Net investment income (loss)[b]	.09	(.02)	.32	1.40	1.80	1.75
Net gain (loss) on investments (realized and unrealized)	(17.42)	11.94	44.70	(56.88)	(29.85)	21.75

Total from investment operations	(17.33)	11.92	45.02	(55.48)	(28.05)	23.50

Less distributions from:
Net investment income	—	(1.33)	(.78)	(1.05)	(9.95)	(1.05)
Net realized gains	—	—	—	(7.80)	(29.30)	(.75)

Total distributions	—	(1.33)	(.78)	(8.85)	(39.25)	(1.80)

Net asset value, end of period	$73.17	$90.50	$79.91	$35.67	$100.00	$167.30

Total Return[c]	(19.15%)	15.14%	126.50%	(57.23%)	(19.98%)	16.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,800	$26,852	$148,578	$4,558	$18,459	$184,082

Ratios to average net assets:
Net investment income (loss)	0.21%	(0.03%)	0.47%	2.36%	1.11%	1.12%
Total expenses	1.53%	1.54%	1.54%	1.53%	1.53%	1.51%

Portfolio turnover rate	381%	820%	673%	1,448%	289%	389%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Reverse share split — Per share amounts for the period March 31, 2007 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

136 | the RYDEX | SGI series funds semi-annual report 129	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2011
S&P MIDCAP 400 PURE GROWTH FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index (the “underlying index”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings
(% of Total Net Assets)

Green Mountain Coffee Roasters, Inc.	4.9%
Deckers Outdoor Corp.	2.4%
Rackspace Hosting, Inc.	2.2%
NewMarket Corp.	2.2%
Medicis Pharmaceutical Corp. — Class A	2.0%
Hansen Natural Corp.	1.9%
Cooper Companies, Inc.	1.8%
Ascena Retail Group, Inc.	1.6%
Fossil, Inc.	1.6%
Under Armour, Inc. — Class A	1.6%

Top Ten Total	22.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX | SGI series funds semi-annual report | 137

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

S&P MIDCAP 400 PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.5%

CONSUMER DISCRETIONARY - 30.8%
Deckers Outdoor Corp.*	54,324	$5,066,256
Ascena Retail Group, Inc.*	127,981	3,464,446
Fossil, Inc.*	42,675	3,459,235
Under Armour, Inc. — Class A*	51,903	3,446,878
Valassis Communications, Inc.*	176,800	3,313,232
Tractor Supply Co.	48,481	3,032,487
Cheesecake Factory, Inc.*	120,226	2,963,571
LKQ Corp.*	121,175	2,927,588
Panera Bread Co. — Class A*	27,838	2,893,482
Dollar Tree, Inc.*	38,088	2,860,790
Life Time Fitness, Inc.*	73,433	2,706,006
Guess?, Inc.	93,585	2,666,237
Polaris Industries, Inc.	45,988	2,298,020
PVH Corp.	38,052	2,216,148
AMC Networks, Inc. — Class A*	68,600	2,191,770
PetSmart, Inc.	48,933	2,086,992
Dick’s Sporting Goods, Inc.*	61,229	2,048,722
Tupperware Brands Corp.	33,032	1,775,140
Warnaco Group, Inc.*	37,717	1,738,377
Chico’s FAS, Inc.	150,608	1,721,449
Aeropostale, Inc.*	148,413	1,604,345
Advance Auto Parts, Inc.	26,058	1,513,970
ITT Educational Services, Inc.*	25,357	1,460,056
Williams-Sonoma, Inc.	43,257	1,331,883
DreamWorks Animation SKG, Inc. — Class A*	68,504	1,245,403
ANN, Inc.*	51,093	1,166,964
Bally Technologies, Inc.*	28,629	772,410
Gentex Corp.	29,266	703,847
Strayer Education, Inc.	7,270	557,391
Lamar Advertising Co. — Class A*	24,355	414,766
WMS Industries, Inc.*	22,345	393,049

Total Consumer Discretionary		66,040,910

INFORMATION TECHNOLOGY - 24.7%
Rackspace Hosting, Inc.*	137,435	4,692,031
TIBCO Software, Inc.*	143,102	3,204,054
Informatica Corp. — Class A	75,230	3,080,669
VeriFone Systems, Inc.*	81,200	2,843,624
Equinix, Inc.*	28,480	2,529,878
Riverbed Technology, Inc.	120,675	2,408,673
Skyworks Solutions, Inc.*	119,616	2,145,911
ANSYS, Inc.*	42,338	2,076,256
Solera Holdings, Inc.	40,255	2,032,877
Factset Research Systems, Inc.	22,724	2,021,754
Advent Software, Inc.*	91,698	1,911,903
Polycom, Inc.*	100,297	1,842,456
MICROS Systems, Inc.*	37,546	1,648,645
Alliance Data Systems Corp.*	17,639	1,635,135
Cree, Inc.*	62,256	1,617,411
Gartner, Inc.*	45,408	1,583,377
Concur Technologies, Inc.*	42,415	1,578,686
Rovi Corp.*	34,069	1,464,286
Semtech Corp.*	60,945	1,285,940
Global Payments, Inc.	28,694	1,158,951
ADTRAN, Inc.	38,403	1,016,143
NeuStar, Inc. — Class A*	39,400	990,516
Atmel Corp.*	115,522	932,263
Jack Henry & Associates, Inc.	31,958	926,143
Lender Processing Services, Inc.	66,376	908,687
Quest Software, Inc.*	54,700	868,636
Silicon Laboratories, Inc.*	25,544	855,979
ACI Worldwide, Inc.*	28,979	798,082
RF Micro Devices, Inc.*	113,565	720,002
Zebra Technologies Corp. — Class A*	23,042	712,919
QLogic Corp.*	53,800	682,184
Digital River, Inc.*	32,684	677,539

Total Information Technology		52,851,610

HEALTH CARE - 18.0%
Medicis Pharmaceutical Corp. — Class A	118,592	4,326,236
Cooper Companies, Inc.	48,294	3,822,470
Perrigo Co.	33,129	3,217,157
Allscripts Healthcare Solutions, Inc.*	161,760	2,914,915
Kinetic Concepts, Inc.*	43,661	2,876,823
Catalyst Health Solutions, Inc.*	43,982	2,537,322
Mednax, Inc.*	40,504	2,537,171
IDEXX Laboratories, Inc.*	33,089	2,282,148
ResMed, Inc.*	62,708	1,805,363
Endo Pharmaceuticals Holdings, Inc.	63,816	1,786,210
Thoratec Corp.*	53,733	1,753,845
Health Management Associates, Inc. — Class A*	250,030	1,730,208
Universal Health Services, Inc. — Class B	47,108	1,601,672
United Therapeutics Corp.*	42,600	1,597,074
Lincare Holdings, Inc.	62,176	1,398,960
Gen-Probe, Inc.*	24,434	1,398,847
Mettler-Toledo International, Inc.*	7,528	1,053,619

Total Health Care		38,640,040

ENERGY - 6.9%
Dresser-Rand Group, Inc.*	67,919	2,752,757
Oceaneering International, Inc.	72,264	2,553,810
Atwood Oceanics, Inc.*	71,259	2,448,459
Dril-Quip, Inc.*	35,048	1,889,438
Bill Barrett Corp.*	45,329	1,642,723
Northern Oil and Gas, Inc.*	79,949	1,550,211
Oil States International, Inc.*	22,000	1,120,240
CARBO Ceramics, Inc.	8,825	904,827

Total Energy		14,862,465

138 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2011

S&P MIDCAP 400 PURE GROWTH FUND

	Shares	Value

CONSUMER STAPLES - 6.8%
Green Mountain Coffee Roasters, Inc.*	113,932	$10,588,840
Hansen Natural Corp.	46,158	4,029,132

Total Consumer Staples		14,617,972

INDUSTRIALS - 4.1%
Triumph Group, Inc.	59,846	2,916,894
BE Aerospace, Inc.	86,349	2,859,015
Copart, Inc.*	36,850	1,441,572
Woodward, Inc.	31,916	874,499
Rollins, Inc.	41,882	783,612

Total Industrials		8,875,592

MATERIALS - 3.8%
NewMarket Corp.	30,487	4,630,061
Intrepid Potash, Inc.*	66,200	1,646,394
Compass Minerals International, Inc.	18,117	1,209,853
Albemarle Corp.	15,458	624,503

Total Materials		8,110,811

FINANCIALS - 3.5%
SL Green Realty Corp.	36,629	2,129,976
Macerich Co.	36,967	1,575,903
Jones Lang LaSalle, Inc.	19,377	1,003,923
MSCI, Inc. — Class A*	31,009	940,503
Waddell & Reed Financial, Inc. — Class A	36,165	904,487
Corporate Office Properties Trust	39,617	862,858

Total Financials		7,417,650

TELECOMMUNICATION SERVICES - 0.9%
tw telecom, Inc. — Class A*	110,460	1,824,799

Total Common Stocks (Cost $204,835,551)		213,241,849

WARRANT*,†† - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	18	5

Total Warrant (Cost $—)		5

	face
	amount	value

REPURCHASE AGREEMENTS††,1 - 0.7%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	$801,183	$801,183
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	396,246	396,246
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	281,603	281,603

Total Repurchase Agreements (Cost $1,479,032)		1,479,032

Total Investments – 100.2% (Cost $206,314,583)		$214,720,886

Liabilities, Less
Other Assets – (0.2)%		$(472,780)

Total Net Assets – 100.0%		$214,248,106

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 139

S&P MIDCAP 400 PURE GROWTH FUND

STATEMENTOF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $204,835,551)	$213,241,854
Repurchase agreements, at value (cost $1,479,032)	1,479,032
Receivables:
Securities sold	3,777,664
Fund shares sold	165,970
Dividends	68,355

Total assets	218,732,875

Liabilities:
Payable for:
Fund shares redeemed	4,100,421
Management fees	135,586
Distribution and service fees	52,260
Transfer agent and administrative fees	45,195
Portfolio accounting fees	18,078
Miscellaneous	133,229

Total liabilities	4,484,769

NET ASSETS	$214,248,106

Net Assets Consist of:
Paid in capital	$237,764,579
Accumulated net investment loss	(1,515,264)
Accumulated net realized loss on investments	(30,407,512)
Net unrealized appreciation on investments	8,406,303

Net assets	$214,248,106

A-Class:
Net assets	$38,005,028
Capital shares outstanding	1,053,427
Net asset value per share	$36.07

Maximum offering price per share
(Net asset value divided by 95.25%)	$37.87

C-Class:
Net assets	$10,280,858
Capital shares outstanding	302,269
Net asset value per share	$34.01

H-CLASS:
Net assets	$165,962,220
Capital shares outstanding	4,596,146
Net asset value per share	$36.11

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends	$433,368
Interest	208

Total investment income	433,576

Expenses:
Management fees	938,550
Transfer agent and administrative fees	312,850
Distribution and service fees:
A-Class	36,122
C-Class	56,887
H-Class	262,506
Portfolio accounting fees	123,147
Trustees’ fees*	9,193
Miscellaneous	209,585

Total expenses	1,948,840

Net investment loss	(1,515,264)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(20,939,382)

Net realized loss	(20,939,382)

Net change in unrealized appreciation (depreciation) on:
Investments	(29,216,722)

Net change in unrealized appreciation (depreciation)	(29,216,722)

Net realized and unrealized loss	(50,156,104)

Net decrease in net assets resulting from operations	$(51,671,368)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

140 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

S&P MIDCAP 400 PURE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(1,515,264)	$(1,206,546)
Net realized gain (loss) on investments	(20,939,382)	11,940,557
Net change in unrealized appreciation (depreciation) on investments	(29,216,722)	25,095,377

Net increase (decrease) in net assets resulting from operations	(51,671,368)	35,829,388

Distributions To Shareholders	—	—

Capital Share Transactions:
Proceeds From Sale Of Shares
A-Class	74,491,849	48,413,965
C-Class	8,893,512	16,223,181
H-Class	454,906,545	621,590,504
Cost of Shares Redeemed
A-Class	(54,925,222)	(27,798,637)
C-Class	(6,557,502)	(11,666,481)
H-Class	(458,883,107)	(505,069,223)

Net increase from capital share transactions	17,926,075	141,693,309

Net increase (decrease) in net assets	(33,745,293)	177,522,697
Net Assets:
Beginning of period	247,993,399	70,470,702

End of period	$214,248,106	$247,993,399

Accumulated net investment loss at end of period	$(1,515,264)	$—

Capital Share Activity:
Shares sold
A-Class	1,789,060	1,303,426
C-Class	221,488	465,724
H-Class	10,697,621	17,350,447
Shares redeemed
A-Class	(1,325,811)	(782,853)
C-Class	(168,838)	(339,178)
H-Class	(11,069,360)	(14,381,054)

Net increase in shares	144,160	3,616,512

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 141

S&P MIDCAP 400 PURE GROWTH FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$42.76	$32.21	$18.19	$26.65	$30.72	$31.94

Income (loss) from investment operations:
Net investment loss[b]	(.24)	(.38)	(.28)	(.24)	(.27)	(.08)
Net gain (loss) on investments (realized and unrealized)	(6.45)	10.93	14.30	(8.22)	(1.42)	.48

Total from investment operations	(6.69)	10.55	14.02	(8.46)	(1.69)	.40

Less distributions from:
Net realized gains	—	—	—	—	(2.38)	(1.62)

Total distributions	—	—	—	—	(2.38)	(1.62)

Net asset value, end of period	$36.07	$42.76	$32.21	$18.19	$26.65	$30.72

Total Return[c]	(15.65%)	32.75%	77.08%	(31.74%)	(6.26%)	(1.36%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,005	$25,237	$2,242	$723	$3,863	$2,777

Ratios to average net assets:
Net investment loss	(1.17%)	(1.04%)	(1.03%)	(0.93%)	(0.88%)	(0.25%)
Total expenses	1.52%	1.54%	1.53%	1.58%	1.52%	1.51%

Portfolio turnover rate	147%	448%	626%	1,281%	736%	537%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$40.47	$30.71	$17.48	$25.79	$30.01	$31.47

Income (loss) from investment operations:
Net investment loss[b]	(.38)	(.63)	(.44)	(.42)	(.50)	(.42)
Net gain (loss) on investments (realized and unrealized)	(6.08)	10.39	13.67	(7.89)	(1.34)	.58

Total from investment operations	(6.46)	9.76	13.23	(8.31)	(1.84)	.16

Less distributions from:
Net realized gains	—	—	—	—	(2.38)	(1.62)

Total distributions	—	—	—	—	(2.38)	(1.62)

Net asset value, end of period	$34.01	$40.47	$30.71	$17.48	$25.79	$30.01

Total Return[c]	(15.96%)	31.78%	75.69%	(32.22%)	(6.92%)	0.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,281	$10,102	$3,780	$3,477	$1,426	$5,316

Ratios to average net assets:
Net investment loss	(1.91%)	(1.83%)	(1.77%)	(1.72%)	(1.69%)	(1.40%)
Total expenses	2.27%	2.29%	2.28%	2.32%	2.28%	2.27%

Portfolio turnover rate	147%	448%	626%	1,281%	736%	537%

142 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

S&P MIDCAP 400 PURE GROWTH FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$42.81	$32.25	$18.21	$26.68	$30.75	$31.95

Income (loss) from investment operations:
Net investment loss[b]	(.25)	(.38)	(.26)	(.22)	(.28)	(.24)
Net gain (loss) on investments (realized and unrealized)	(6.45)	10.94	14.30	(8.25)	(1.41)	.66

Total from investment operations	(6.70)	10.56	14.04	(8.47)	(1.69)	.42

Less distributions from:
Net realized gains	—	—	—	—	(2.38)	(1.62)

Total distributions	—	—	—	—	(2.38)	(1.62)

Net asset value, end of period	$36.11	$42.81	$32.25	$18.21	$26.68	$30.75

Total Return[c]	(15.65%)	32.74%	77.10%	(31.75%)	(6.25%)	1.42%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$165,962	$212,654	$64,449	$15,591	$14,158	$7,715

Ratios to average net assets:
Net investment loss	(1.18%)	(1.02%)	(0.99%)	(0.95%)	(0.92%)	(0.80%)
Total expenses	1.52%	1.55%	1.54%	1.55%	1.51%	1.52%

Portfolio turnover rate	147%	448%	626%	1,281%	736%	537%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 143

FUND PROFILE (Unaudited)	September 30, 2011
S&P MIDCAP 400 PURE VALUE FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Value Index (the “underlying index”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings
(% of Total Net Assets)
PNM Resources, Inc.	2.8%
Omnicare, Inc.	2.7%
First American Financial Corp.	2.5%
Tech Data Corp.	2.5%
Ingram Micro, Inc. — Class A	2.3%
Smithfield Foods, Inc.	2.3%
Barnes & Noble, Inc.	2.2%
Kemper Corp.	2.1%
CoreLogic, Inc.	2.1%
Fidelity National Financial, Inc. — Class A	2.0%

Top Ten Total	23.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
144 | the RYDEX | SGI series funds semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

S&P MIDCAP 400 PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.8%

FINANCIALS - 24.7%
First American Financial Corp.	12,044	$154,163
Kemper Corp.	5,508	131,972
Fidelity National Financial, Inc.	8,142	123,596
Reinsurance Group of America, Inc. — Class A	2,225	102,239
Transatlantic Holdings, Inc.	1,999	96,991
American Financial Group, Inc.	2,731	84,852
Everest Re Group Ltd.	1,050	83,349
Protective Life Corp.	4,499	70,319
Hanover Insurance Group, Inc.	1,885	66,917
WR Berkley Corp.	2,100	62,349
Mercury General Corp.	1,399	53,652
HCC Insurance Holdings, Inc.	1,976	53,451
Old Republic International Corp.	5,614	50,077
BancorpSouth, Inc.	5,460	47,939
StanCorp Financial Group, Inc.	1,690	46,593
Washington Federal, Inc.	3,346	42,628
International Bancshares Corp.	3,078	40,476
Hospitality Properties Trust	1,841	39,084
Fulton Financial Corp.	4,574	34,991
Astoria Financial Corp.	4,172	32,083
Webster Financial Corp.	1,849	28,290
Associated Banc-Corp.	2,966	27,584
Apollo Investment Corp.	3,035	22,823
First Niagara Financial Group, Inc.	2,440	22,326
Synovus Financial Corp.	20,479	21,912

Total Financials		1,540,656

CONSUMER DISCRETIONARY - 13.8%
Barnes & Noble, Inc.	11,500	136,045
Regis Corp.	6,059	85,371
Collective Brands, Inc.*	6,240	80,870
American Greetings Corp. — Class A	4,355	80,568
Wendy’s Co.	16,350	75,046
Scholastic Corp.	2,633	73,803
Bob Evans Farms, Inc.	2,069	59,008
Rent-A-Center, Inc. — Class A	2,116	58,084
RadioShack Corp.	4,690	54,498
Foot Locker, Inc.	2,290	46,006
Mohawk Industries, Inc.*	960	41,194
Career Education Corp.*	2,140	27,927
MDC Holdings, Inc.	1,300	22,022
KB Home	2,960	17,346

Total Consumer Discretionary		857,788

INFORMATION TECHNOLOGY - 11.5%
Tech Data Corp.*	3,550	153,466
Ingram Micro, Inc. — Class A*	8,948	144,331
CoreLogic, Inc.*	12,021	128,264
Arrow Electronics, Inc.	3,901	108,370
Avnet, Inc.*	4,133	107,789
AOL, Inc.*	4,034	48,408
Convergys Corp.*	2,726	25,570

Total Information Technology		716,198

UTILITIES - 11.1%
PNM Resources, Inc.	10,664	175,210
Questar Corp.	5,250	92,977
Atmos Energy Corp.	2,543	82,520
N.V. Energy, Inc.	4,912	72,256
Great Plains Energy, Inc.	3,437	66,334
WGL Holdings, Inc.	1,326	51,807
UGI Corp.	1,782	46,813
Hawaiian Electric Industries, Inc.	1,657	40,232
Vectren Corp.	1,284	34,771
IDACORP, Inc.	866	32,717

Total Utilities		695,637

HEALTH CARE - 11.0%
Omnicare, Inc.	6,554	166,668
Kindred Healthcare, Inc.	13,240	114,129
Owens & Minor, Inc.	3,974	113,180
Health Net, Inc.*	3,819	90,548
LifePoint Hospitals, Inc.*	2,311	84,675
Community Health Systems, Inc.	4,304	71,619
Teleflex, Inc.	878	47,210

Total Health Care		688,029

INDUSTRIALS - 10.9%
URS Corp.*	3,842	113,954
Brink’s Co.	3,396	79,161
KBR, Inc.	3,169	74,883
Granite Construction, Inc.	3,455	64,850
AECOM Technology Corp.*	3,316	58,594
Manpower, Inc.	1,674	56,280
Shaw Group, Inc.*	2,353	51,154
Harsco Corp.	2,489	48,262
JetBlue Airways Corp.*	10,286	42,173
Trinity Industries, Inc.	1,661	35,562
Alliant Techsystems, Inc.	612	33,360
Con-way, Inc.	1,001	22,152

Total Industrials		680,385

CONSUMER STAPLES - 6.4%
Smithfield Foods, Inc.*	7,200	140,400
Universal Corp.	3,165	113,497
Ruddick Corp.	2,028	79,072
Ralcorp Holdings, Inc.*	853	65,433

Total Consumer Staples		398,402

MATERIALS - 5.6%
Ashland, Inc.	2,276	100,463
Temple-Inland, Inc.	1,626	51,008
Commercial Metals Co.	5,311	50,508
Reliance Steel & Aluminum Co.	1,340	45,573
Olin Corp.	1,713	30,851
Worthington Industries, Inc.	2,048	28,610
Cabot Corp.	933	23,120
Louisiana-Pacific Corp.*	3,638	18,554

Total Materials		348,687

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 145

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2011

S&P MIDCAP 400 PURE VALUE FUND

	Shares	Value

ENERGY - 4.1%
Helix Energy Solutions Group, Inc.*	4,590	$60,129
Southern Union Co.	1,380	55,986
Overseas Shipholding Group, Inc.	3,431	47,142
Tidewater, Inc.	917	38,560
HollyFrontier Corp.	1,280	33,562
Exterran Holdings, Inc.*	1,908	18,546

Total Energy		253,925

TELECOMMUNICATION SERVICES - 0.7%
Telephone & Data Systems, Inc.	1,990	42,287

Total Common Stocks (Cost $5,376,541)		6,221,994

WARRANT*,†† - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	176	51

Total Warrant (Cost $—)		51

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 0.9%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	$29,464	$29,464
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	14,573	14,573
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	10,356	10,356

Total Repurchase Agreements (Cost $54,393)		54,393

Total Investments – 100.7% (Cost $5,430,934)		$6,276,438

Liabilities, Less
Other Assets – (0.7)%		(43,494)

Total Net Assets – 100.0%		$6,232,944

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

146 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

S&P MIDCAP 400 PURE VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $5,376,541)	$6,222,045
Repurchase agreements, at value (cost $54,393)	54,393
Receivables:
Securities sold	1,684,711
Dividends	14,391
Fund shares sold	17

Total assets	7,975,557

Liabilities:
Payable for:
Fund shares redeemed	1,674,018
Management fees	15,502
Distribution and service fees	6,009
Transfer agent and administrative fees	5,167
Portfolio accounting fees	2,067
Miscellaneous	39,850

Total liabilities	1,742,613

Net Assets	$6,232,944

Net assets consist of:
Paid in capital	$17,029,951
Accumulated net investment loss	(20,181)
Accumulated net realized loss on investments	(11,622,330)
Net unrealized appreciation on investments	845,504

Net assets	$6,232,944

A-Class:
Net assets	$510,605
Capital shares outstanding	21,550
Net asset value per share	$23.69

Maximum offering price per share (Net asset value divided by 95.25%)	$24.87

C-Class:
Net assets	$1,323,729
Capital shares outstanding	59,693
Net asset value per share	$22.17

H-Class:
Net assets	$4,398,610
Capital shares outstanding	185,744
Net asset value per share	$23.68

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011
Investment Income:
Dividends	$300,113
Interest	32

Total investment income	300,145

Expenses:
Management fees	154,256
Transfer agent and administrative fees	51,419
Distribution and service fees:
A-Class	902
C-Class	8,605
H-Class	48,366
Portfolio accounting fees	20,568
Trustees’ fees*	1,965
Miscellaneous	34,245

Total expenses	320,326

Net investment loss	(20,181)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on: Investments	(6,282,424)

Net realized loss	(6,282,424)

Net change in unrealized appreciation (depreciation) on: Investments	(5,982,439)

Net change in unrealized appreciation (depreciation)	(5,982,439)

Net realized and unrealized loss	(12,264,863)

Net decrease in net assets resulting from operations	$(12,285,044)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 147

S&P MIDCAP 400 PURE VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(20,181)	$(129,387)
Net realized loss on investments	(6,282,424)	(606,918)
Net change in unrealized appreciation (depreciation) on investments	(5,982,439)	(15,191,426)

Net decrease in net assets resulting from operations	(12,285,044)	(15,927,731)

Distributions To Shareholders From:
Net investment income
A-Class	—	(4,094)
C-Class	—	(10,678)
H-Class	—	(217,178)
Net realized gains
A-Class	—	(62,048)
C-Class	—	(161,851)
H-Class	—	(3,291,876)

Total distributions to shareholders	—	(3,747,725)

Capital Share Transactions:
Proceeds From Sale Of Shares
A-Class	153,136	47,393,406
C-Class	1,430,029	3,405,437
H-Class	97,013,960	300,937,705
Distributions Reinvested
A-Class	—	59,087
C-Class	—	169,667
H-Class	—	3,493,240
Cost of Shares Redeemed
A-Class	(235,137)	(54,039,897)
C-Class	(1,973,341)	(3,799,622)
H-Class	(135,172,436)	(433,465,765)

Net decrease from capital share transactions	(38,783,789)	(135,846,742)

Net decrease in net assets	(51,068,833)	(155,522,198)
Net Assets:
Beginning of period	57,301,777	212,823,975

End of period	$6,232,944	$57,301,777

Accumulated net investment loss at end of period	$(20,181)	$—

Capital Share Activity:
Shares sold
A-Class	5,012	1,703,485
C-Class	54,853	120,225
H-Class	3,364,103	10,052,190
Shares issued from reinvestment of distributions
A-Class	—	2,048
C-Class	—	6,245
H-Class	—	121,125
Shares redeemed
A-Class	(8,425)	(2,038,144)
C-Class	(73,398)	(133,794)
H-Class	(4,903,467)	(15,002,876)

Net decrease in shares	(1,561,322)	(5,169,496)

148 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

S&P MIDCAP 400 PURE VALUE FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$31.43	$30.45	$13.68	$29.72	$36.58	$31.83

Income (loss) from investment operations:
Net investment income[b]	.01	.02	.12	.47	.44	.34
Net gain (loss) on investments (realized and unrealized)	(7.75)	3.64	16.75	(16.51)	(6.37)	4.57

Total from investment operations	(7.74)	3.66	16.87	(16.04)	(5.93)	4.91

Less distributions from:
Net investment income	—	(.17)	(.10)	—	(.93)	—
Net realized gains	—	(2.51)	—	—	—	(.16)

Total distributions	—	(2.68)	(.10)	—	(.93)	(.16)

Net asset value, end of period	$23.69	$31.43	$30.45	$13.68	$29.72	$36.58

Total Return[c]	(24.63%)	12.81%	123.41%	(53.97%)	(16.45%)	15.45%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$511	$785	$10,888	$100	$2,797	$4,744

Ratios to average net assets:
Net investment income	0.07%	0.08%	0.43%	1.66%	1.25%	1.00%
Total expenses	1.52%	1.53%	1.52%	1.54%	1.53%	1.53%

Portfolio turnover rate	228%	407%	443%	977%	297%	625%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$29.53	$28.96	$13.12	$28.78	$35.75	$31.34

Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.23)	(.06)	.39	.30	.11
Net gain (loss) on investments (realized and unrealized)	(7.26)	3.49	16.00	(16.05)	(6.34)	4.46

Total from investment operations	(7.36)	3.26	15.94	(15.66)	(6.04)	4.57

Less distributions from:
Net investment income	—	(.17)	(.10)	—	(.93)	—
Net realized gains	—	(2.51)	—	—	—	(.16)
Total distributions	—	(2.68)	(.10)	—	(.93)	(.16)

Net asset value, end of period	$22.17	$29.53	$28.96	$13.12	$28.78	$35.75

Total Return[c]	(24.92%)	12.03%	121.59%	(54.41%)	(17.15%)	14.61%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,324	$2,311	$2,478	$627	$1,082	$8,326

Ratios to average net assets:
Net investment income (loss)	(0.73%)	(0.83%)	(0.24%)	1.58%	0.88%	0.33%
Total expenses	2.28%	2.30%	2.29%	2.29%	2.28%	2.28%

Portfolio turnover rate	228%	407%	443%	977%	297%	625%

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 149

S&P MIDCAP 400 PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$31.42	$30.43	$13.67	$29.71	$36.58	$31.82

Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	(.06)	.10	.47	.35	.46
Net gain (loss) on investments (realized and unrealized)	(7.73)	3.73	16.76	(16.51)	(6.29)	4.46

Total from investment operations	(7.74)	3.67	16.86	(16.04)	(5.94)	4.92

Less distributions from:
Net investment income	—	(.17)	(.10)	—	(.93)	—
Net realized gains	—	(2.51)	—	—	—	(.16)

Total distributions	—	(2.68)	(.10)	—	(.93)	(.16)

Net asset value, end of period	$23.68	$31.42	$30.43	$13.67	$29.71	$36.58

Total Return[c]	(24.63%)	12.85%	123.43%	(53.99%)	(16.48%)	15.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,399	$54,206	$199,458	$3,985	$6,512	$76,513

Ratios to average net assets:
Net investment income (loss)	(0.07%)	(0.19%)	0.37%	2.01%	0.96%	1.39%
Total expenses	1.53%	1.54%	1.53%	1.54%	1.54%	1.52%

Portfolio turnover rate	228%	407%	443%	977%	297%	625%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

150 | the RYDEX SGI | series funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2011
S&P SMALLCAP 600 PURE GROWTH FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index (the “underlying index”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)”
excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Hi-Tech Pharmacal Company, Inc.	2.0%
Sturm Ruger & Company, Inc.	2.0%
Questcor Pharmaceuticals, Inc.	1.6%
Regeneron Pharmaceuticals, Inc.	1.5%
Crocs, Inc.	1.4%
Liquidity Services, Inc.	1.4%
BJ’s Restaurants, Inc.	1.4%
Sourcefire, Inc.	1.3%
Air Methods Corp.	1.3%
RightNow Technologies, Inc.	1.3%

Top Ten Total	15.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX | SGI series funds semi-annual report | 151

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
S&P SMALLCAP 600 PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.5%

INFORMATION TECHNOLOGY - 32.7%
Liquidity Services, Inc.*	7,986	$256,111
Sourcefire, Inc.*	9,324	249,510
RightNow Technologies, Inc.*	7,212	238,357
Cirrus Logic, Inc.*	16,010	235,987
CommVault Systems, Inc.*	5,746	212,947
Interactive Intelligence Group*	7,628	207,100
Synchronoss Technologies, Inc.*	8,135	202,643
LivePerson, Inc.*	19,236	191,398
Cardtronics, Inc.*	6,889	157,896
Tyler Technologies, Inc.*	5,888	148,849
MicroStrategy, Inc. — Class A*	1,274	145,325
Ceva, Inc.*	5,960	144,888
Taleo Corp. — Class A*	5,534	142,334
Kopin Corp.*	41,460	142,208
Wright Express Corp.*	3,725	141,699
Volterra Semiconductor Corp.*	7,367	141,667
Kulicke & Soffa Industries, Inc.*	18,569	138,525
MAXIMUS, Inc.	3,917	136,703
Bottomline Technologies, Inc.*	6,561	132,139
Ebix, Inc.*	8,681	127,611
Entropic Communications, Inc.*	28,688	118,481
Blackbaud, Inc.	5,292	117,853
comScore, Inc.*	6,983	117,803
Blue Coat Systems, Inc.*	7,894	109,569
Virtusa Corp.*	7,680	101,376
Netscout Systems, Inc.*	8,666	98,966
Power Integrations, Inc.	3,214	98,381
OSI Systems, Inc.*	2,870	96,202
Oplink Communications, Inc.*	6,314	95,594
TTM Technologies, Inc.*	9,794	93,141
Synaptics, Inc.*	3,690	88,191
Stamps.com, Inc.	4,291	87,708
TriQuint Semiconductor, Inc.	17,279	86,741
Diodes, Inc.*	4,800	86,016
j2 Global Communications, Inc.*	2,970	79,893
Mercury Computer Systems, Inc.*	6,871	79,016
Perficient, Inc.*	10,404	76,157
Nanometrics, Inc.	5,203	75,443
Rubicon Technology, Inc.*	6,860	74,980
Netgear, Inc.*	2,607	67,495
Websense, Inc.*	3,693	63,889
JDA Software Group, Inc.*	2,689	63,030
Hittite Microwave Corp.*	1,270	61,849
Littelfuse, Inc.	1,390	55,892
CSG Systems International, Inc.*	4,368	55,211
Monolithic Power Systems, Inc.*	5,096	51,877
Novatel Wireless, Inc.*	16,743	50,564
Forrester Research, Inc.	1,480	48,115
DTS, Inc.*	1,890	46,929
Stratasys, Inc.*	2,529	46,888
Veeco Instruments, Inc.*	1,733	42,285
Viasat, Inc.*	1,244	41,438
DG FastChannel, Inc.*	2,405	40,765
iGate Corp.	3,162	36,489
Smith Micro Software, Inc.*	10,666	16,212

Total Information Technology		6,064,336

CONSUMER DISCRETIONARY - 25.1%
Sturm Ruger & Company, Inc.	13,921	361,668
Crocs, Inc.*	11,337	268,347
BJ’s Restaurants, Inc.*	5,744	253,368
Jos A. Bank Clothiers, Inc.*	4,814	224,477
Buffalo Wild Wings, Inc.*	3,464	207,147
True Religion Apparel, Inc.*	6,575	177,262
Peet’s Coffee & Tea, Inc.*	2,900	161,356
Steven Madden Ltd.*	5,309	159,801
Buckle, Inc.	4,154	159,763
Texas Roadhouse, Inc. — Class A	11,916	157,529
DineEquity, Inc.*	3,940	151,651
Coinstar, Inc.*	3,630	145,200
Cabela’s, Inc.*	6,878	140,930
Iconix Brand Group, Inc.*	8,548	135,058
Interval Leisure Group, Inc.*	9,924	132,188
HSN, Inc.	3,979	131,824
Monro Muffler Brake, Inc.	3,980	131,221
Lumber Liquidators Holdings, Inc.*	7,484	113,008
Maidenform Brands, Inc.	4,620	108,154
Hibbett Sports, Inc.*	3,120	105,737
CEC Entertainment, Inc.	3,503	99,730
iRobot Corp.*	3,950	99,382
Kirkland’s, Inc.*	10,732	98,412
Arbitron, Inc.	2,949	97,553
Zumiez, Inc.*	5,498	96,270
National Presto Industries, Inc.	1,069	92,907
Cracker Barrel Old Country Store, Inc.	2,283	91,503
PF Chang’s China Bistro, Inc.	3,141	85,561
American Public Education, Inc.*	2,310	78,540
Biglari Holdings, Inc.*	262	77,654
Blue Nile, Inc.*	1,872	66,044
Carter’s, Inc.*	1,750	53,445
Universal Electronics, Inc.*	2,645	43,352
Capella Education Co.*	1,448	41,094
PetMed Express, Inc.	4,430	39,870
Kid Brands, Inc.*	14,647	38,668
Universal Technical Institute, Inc.*	2,608	35,443

Total Consumer Discretionary		4,661,117

HEALTH CARE - 21.7%
Hi-Tech Pharmacal Company, Inc.*	11,172	375,379
Questcor Pharmaceuticals, Inc.*	10,570	288,138
Regeneron Pharmaceuticals, Inc.*	4,884	284,249
Air Methods Corp.*	3,908	248,822
Quality Systems, Inc.	2,308	223,876
MWI Veterinary Supply, Inc.*	2,934	201,918
Healthspring, Inc.*	5,119	186,639
HMS Holdings Corp.*	7,085	172,803

152 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2011
S&P SMALLCAP 600 PURE GROWTH FUND

	Shares	Value

Par Pharmaceutical Companies, Inc.*	6,109	$162,622
Cubist Pharmaceuticals, Inc.*	4,554	160,847
IPC The Hospitalist Company, Inc.*	4,168	148,756
Arqule, Inc.*	27,711	139,941
Neogen Corp.*	3,967	137,734
Align Technology, Inc.*	7,373	111,848
PAREXEL International Corp.*	5,692	107,750
Cyberonics, Inc.*	3,610	102,163
Corvel Corp.*	2,374	100,895
Ensign Group, Inc.	4,336	100,205
Bio-Reference Labs, Inc.*	5,102	93,928
Integra LifeSciences Holdings Corp.*	2,319	82,951
Viropharma, Inc.	4,500	81,315
Abaxis, Inc.*	3,480	79,727
Salix Pharmaceuticals Ltd.*	2,687	79,535
Kensey Nash Corp.*	2,522	61,789
Chemed Corp.	1,120	61,555
Haemonetics Corp.*	1,025	59,942
Zoll Medical Corp.*	1,448	54,647
Almost Family, Inc.*	2,790	46,398
NuVasive, Inc.*	2,707	46,208
Enzo Biochem, Inc.*	10,830	27,833

Total Health Care		4,030,413

FINANCIALS - 4.8%
World Acceptance Corp.*	3,534	197,727
Cash America International, Inc.	2,966	151,741
First Cash Financial Services, Inc.*	3,479	145,944
Ezcorp, Inc. — Class A*	4,690	133,853
Portfolio Recovery Associates, Inc.*	1,725	107,329
eHealth, Inc.*	3,809	52,031
Stifel Financial Corp.*	1,907	50,650
Signature Bank*	930	44,389

Total Financials		883,664

MATERIALS - 4.5%
Buckeye Technologies, Inc.	7,220	174,074
Hawkins, Inc.	5,073	161,524
Balchem Corp.	4,223	157,560
Schweitzer-Mauduit International, Inc.	2,663	148,782
KapStone Paper and Packaging Corp.*	10,340	143,623
Quaker Chemical Corp.	1,891	49,015

Total Materials		834,578

INDUSTRIALS - 4.4%
Dolan Co.*	17,547	157,748
Allegiant Travel Co. — Class A*	2,093	98,643
GT Advanced Technologies, Inc.*	14,040	98,561
Consolidated Graphics, Inc.*	2,567	93,772
Exponent, Inc.*	1,960	81,007
II-VI, Inc.*	3,770	65,975
American Science & Engineering, Inc.	1,050	64,102
Vicor Corp.	6,485	56,744
Healthcare Services Group, Inc.	3,150	50,841
Orion Marine Group, Inc.*	6,964	40,182

Total Industrials		807,575

CONSUMER STAPLES - 4.0%
TreeHouse Foods, Inc.*	2,817	174,203
Medifast, Inc.*	8,477	136,904
Boston Beer Company, Inc. — Class A*	1,744	126,789
Darling International, Inc.	9,766	122,954
Inter Parfums, Inc.	6,080	93,936
Calavo Growers, Inc.	4,343	89,118

Total Consumer Staples		743,904

ENERGY - 1.4%
Gulfport Energy Corp.*	6,284	151,947
Contango Oil & Gas Co.*	1,838	100,557

Total Energy		252,504

TELECOMMUNICATION SERVICES - 0.9%
Atlantic Tele-Network, Inc.	2,292	75,361
Neutral Tandem, Inc.*	6,920	66,986
Cbeyond, Inc.*	4,270	30,146

Total Telecommunication Services		172,493

Total Common Stocks (Cost $15,227,002)		18,450,584

Total Investments — 99.5% (Cost $15,227,002)		$18,450,584

Other Assets, Less Liabilities — 0.5%		86,854

Total Net Assets — 100.0%		$18,537,438

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 153

S&P SMALLCAP 600 PURE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2011

Assets:
Investments, at value (cost $15,227,002)	$18,450,584
Receivables:
Securities sold	3,888,495
Dividends	3,426
Fund shares sold	2,645

Total assets	22,345,150

Liabilities:
Overdraft due to custodian bank	113,343
Payable for:
Fund shares redeemed	3,639,085
Management fees	10,282
Distribution and service fees	5,031
Transfer agent and administrative fees	3,428
Portfolio accounting fees	1,371
Miscellaneous	35,172

Total liabilities	3,807,712

Net assets	$18,537,438

Net assets consist of:
Paid in capital	$31,248,761
Accumulated net investment loss	(538,818)
Accumulated net realized loss on investments	(15,396,087)
Net unrealized appreciation on investments	3,223,582

Net assets	$18,537,438

A-Class:
Net assets	$8,380,674
Capital shares outstanding	279,933
Net asset value per share	$29.94

Maximum offering price per share
(Net asset value divided by 95.25%)	$31.43

C-Class:
Net assets	$2,231,424
Capital shares outstanding	78,793
Net asset value per share	$28.32

H-Class:
Net assets	$7,925,340
Capital shares outstanding	264,783
Net asset value per share	$29.93

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2011

Investment Income:
Dividends	$86,329
Interest	71

Total investment income	86,400

Expenses:
Management fees	301,510
Transfer agent and administrative fees	100,503
Distribution and service fees:
A-Class	3,275
C-Class	16,059
H-Class	93,214
Portfolio accounting fees	40,201
Trustees’ fees*	3,903
Miscellaneous	66,553

Total expenses	625,218

Net investment loss	(538,818)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(4,922,120)

Net realized loss	(4,922,120)

Net change in unrealized appreciation (depreciation) on:
Investments	(11,629,277)

Net change in unrealized appreciation (depreciation)	(11,629,277)

Net realized and unrealized loss	(16,551,397)

Net decrease in net assets resulting from operations	$(17,090,215)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

154 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

S&P SMALLCAP 600 PURE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(538,818)	$(524,500)
Net realized loss on investments	(4,922,120)	(2,358,973)
Net change in unrealized appreciation (depreciation) on investments	(11,629,277)	11,640,140

Net increase (decrease) in net assets resulting from operations	(17,090,215)	8,756,667

Distributions To Shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	23,781,945	22,007,416
C-Class	2,407,629	5,904,587
H-Class	184,158,658	414,097,385
Cost of shares redeemed
A-Class	(17,207,342)	(20,788,528)
C-Class	(2,669,569)	(4,935,070)
H-Class	(252,114,461)	(340,251,324)

Net increase (decrease) from capital share transactions	(61,643,140)	76,034,466

Net increase (decrease) in net assets	(78,733,355)	84,791,133
Net assets:
Beginning of period	97,270,793	12,479,660

End of period	$18,537,438	$97,270,793

Accumulated net investment loss at end of period	$(538,818)	$—

Capital share activity:
Shares sold
A-Class	729,790	759,208
C-Class	70,515	197,736
H-Class	5,031,836	13,305,001
Shares redeemed
A-Class	(508,528)	(726,863)
C-Class	(81,405)	(168,877)
H-Class	(7,320,084)	(11,105,623)

Net increase (decrease) in shares	(2,077,876)	2,260,582

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 155

S&P SMALLCAP 600 PURE GROWTH FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$36.06	$28.49	$16.93	$27.43	$32.61	$32.25

Income (loss) from investment operations:
Net investment loss[b]	(.22)	(.34)	(.28)	(.19)	(.13)	(.29)
Net gain (loss) on investments (realized and unrealized)	(5.90)	7.91	11.84	(10.31)	(3.72)	.65

Total from investment operations	(6.12)	7.57	11.56	(10.50)	(3.85)	.36

Less distributions from:
Net realized gains	—	—	—	—	(1.33)	—

Total distributions	—	—	—	—	(1.33)	—

Net asset value, end of period	$29.94	$36.06	$28.49	$16.93	$27.43	$32.61

Total Return[c]	(16.97%)	26.57%	68.28%	(33.28%)	(12.27%)	1.12%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,381	$2,115	$750	$117	$1,938	$1,408

Ratios to average net assets:
Net investment loss	(1.27%)	(1.15%)	(1.15%)	(0.73%)	(0.40%)	(0.93%)
Total expenses	1.52%	1.54%	1.54%	1.54%	1.52%	1.56%

Portfolio turnover rate	209%	732%	1,476%	1,066%	834%	623%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$34.25	$27.25	$16.32	$26.65	$31.94	$31.82

Income (loss) from investment operations:
Net investment loss[b]	(.33)	(.54)	(.42)	(.32)	(.51)	(.58)
Net gain (loss) on investments (realized and unrealized)	(5.60)	7.54	11.35	(10.01)	(3.45)	.70

Total from investment operations	(5.93)	7.00	10.93	(10.33)	(3.96)	.12

Less distributions from:
Net realized gains	—	—	—	—	(1.33)	—

Total distributions	—	—	—	—	(1.33)	—

Net asset value, end of period	$28.32	$34.25	$27.25	$16.32	$26.65	$31.94

Total Return[c]	(17.31%)	25.69%	66.97%	(38.76%)	(12.88%)	0.38%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,231	$3,072	$1,658	$369	$1,980	$7,570

Ratios to average net assets:
Net investment loss	(2.02%)	(1.80%)	(1.82%)	(1.28%)	(1.57%)	(1.83%)
Total expenses	2.27%	2.29%	2.28%	2.29%	2.29%	2.32%

Portfolio turnover rate	209%	732%	1,476%	1,066%	834%	623%

156 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

S&P SMALLCAP 600 PURE GROWTH FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$36.07	$28.48	$16.94	$27.45	$32.62	$32.27

Income (loss) from investment operations:
Net investment loss[b]	(.24)	(.34)	(.25)	(.13)	(.26)	(.33)
Net gain (loss) on investments (realized and unrealized)	(5.90)	7.93	11.79	(10.38)	(3.58)	.68

Total from investment operations	(6.14)	7.59	11.54	(10.51)	(3.84)	.35

Less distributions from:
Net realized gains	—	—	—	—	(1.33)	—

Total distributions	—	—	—	—	(1.33)	—

Net asset value, end of period	$29.93	$36.07	$28.48	$16.94	$27.45	$32.62

Total Return[c]	(17.02%)	26.65%	68.12%	(38.29%)	(12.23%)	1.08%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,925	$92,084	$10,072	$9,795	$6,259	$18,171

Ratios to average net assets:
Net investment loss	(1.31%)	(1.07%)	(1.05%)	(0.55%)	(0.79%)	(1.05%)
Total expenses	1.53%	1.55%	1.53%	1.56%	1.53%	1.53%

Portfolio turnover rate	209%	732%	1,476%	1,066%	834%	623%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 157

FUND PROFILE (Unaudited)	September 30, 2011
S&P SMALLCAP 600 PURE VALUE FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600 Pure Value Index (the “underlying index”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004
Ten Largest Holdings
(% of Total Net Assets)

Agilysys, Inc.	3.2%
CIBER, Inc.	2.2%
SWS Group, Inc.	2.2%
PharMerica Corp.	2.1%
Audiovox Corp. — Class A	2.0%
Seneca Foods Corp. — Class A	1.9%
O’Charleys, Inc.	1.7%
School Specialty, Inc.	1.6%
Red Robin Gourmet Burgers, Inc.	1.5%
Hot Topic, Inc.	1.5%

Top Ten Total	19.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

158 | the RYDEX | SGI series funds semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
S&P SMALLCAP 600 PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 106.1%

CONSUMER DISCRETIONARY - 29.6%
Audiovox Corp. — Class A*	22,618	$124,173
O’Charleys, Inc.*	17,825	105,880
Red Robin Gourmet Burgers, Inc.*	3,911	94,216
Hot Topic, Inc.	11,741	89,584
Lithia Motors, Inc. — Class A	6,134	88,207
Tuesday Morning Corp.*	22,821	80,330
MarineMax, Inc.*	11,249	72,781
La-Z-Boy, Inc.*	9,363	69,380
Spartan Motors, Inc.	16,783	69,314
Blyth, Inc.	1,200	66,540
Group 1 Automotive, Inc.	1,862	66,194
Fred’s, Inc. — Class A	5,609	59,792
Sonic Automotive, Inc. — Class A	5,451	58,816
Standard Motor Products, Inc.	4,380	56,809
Standard Pacific Corp.*	22,659	55,968
Boyd Gaming Corp.*	10,501	51,455
Stage Stores, Inc.	3,526	48,906
Corinthian Colleges, Inc.*	28,442	44,370
PEP Boys-Manny Moe & Jack	4,243	41,878
Callaway Golf Co.	8,084	41,794
Zale Corp.*	14,476	41,257
Christopher & Banks Corp.	10,694	37,750
Haverty Furniture Companies, Inc.	3,730	37,263
Stein Mart, Inc.	5,656	35,350
Ruth’s Hospitality Group, Inc.*	7,542	32,355
Brown Shoe Company, Inc.	4,517	32,161
Quiksilver, Inc.*	10,026	30,579
Jack in the Box, Inc.	1,432	28,525
Live Nation Entertainment, Inc.*	3,221	25,800
Helen of Troy Ltd.*	1,025	25,748
Multimedia Games Holding Company, Inc.*	4,908	19,828
Coldwater Creek, Inc.*	11,861	14,826
Marcus Corp.	1,481	14,736
Skechers U.S.A., Inc. — Class A*	1,008	14,142
Ruby Tuesday, Inc.*	1,810	12,960
OfficeMax, Inc.*	2,305	11,179

Total Consumer Discretionary		1,800,846

INDUSTRIALS - 17.2%
School Specialty, Inc.*	13,603	96,989
Skywest, Inc.	6,883	79,223
Navigant Consulting, Inc.*	6,650	61,646
EMCOR Group, Inc.	2,544	51,720
Apogee Enterprises, Inc.	5,876	50,475
Lydall, Inc.*	5,604	49,876
United Stationers, Inc.	1,756	47,851
Gibraltar Industries, Inc.*	5,867	47,640
Federal Signal Corp.	10,699	47,290
ABM Industries, Inc.	2,232	42,542
Universal Forest Products, Inc.	1,755	42,208
Comfort Systems USA, Inc.	4,998	41,583
Dycom Industries, Inc.*	2,395	36,644
G&K Services, Inc. — Class A	1,434	36,624
On Assignment, Inc.*	4,689	33,151
Briggs & Stratton Corp.	2,438	32,937
Powell Industries, Inc.*	952	29,483
Lawson Products, Inc.	2,163	29,244
Griffon Corp.*	3,546	29,006
Kelly Services, Inc. — Class A	2,264	25,810
GenCorp, Inc.*	5,701	25,598
CDI Corp.	2,336	24,948
Curtiss-Wright Corp.	767	22,113
Standex International Corp.	709	22,071
Standard Register Co.	8,349	21,123
AAR Corp.	1,035	17,253

Total Industrials		1,045,048

FINANCIALS - 15.9%
SWS Group, Inc.	28,090	131,742
Presidential Life Corp.	6,817	56,036
Stewart Information Services Corp.	5,813	51,387
Hanmi Financial Corp.*	58,477	48,536
Selective Insurance Group, Inc.	3,231	42,165
Wintrust Financial Corp.	1,624	41,915
Bank Mutual Corp.	15,075	39,346
United Community Banks, Inc.*	4,622	39,241
Horace Mann Educators Corp.	3,242	36,991
First BanCorp.*	13,080	36,624
Susquehanna Bancshares, Inc.	6,480	35,446
Investment Technology Group, Inc.*	3,420	33,482
Piper Jaffray Cos.*	1,842	33,027
Delphi Financial Group, Inc. — Class A	1,377	29,633
Navigators Group, Inc.*	598	25,834
United Fire & Casualty Co.	1,456	25,757
AMERISAFE, Inc.*	1,355	24,946
Interactive Brokers Group, Inc. — Class A	1,754	24,433
Infinity Property & Casualty Corp.	465	24,403
First Midwest Bancorp, Inc.	3,057	22,377
Northwest Bancshares, Inc.	1,806	21,509
Boston Private Financial Holdings, Inc.	3,559	20,927
Pinnacle Financial Partners, Inc.*	1,910	20,895
Safety Insurance Group, Inc.	498	18,839
FNB Corp.	2,050	17,568
Prospect Capital Corp.	1,945	16,357
Kite Realty Group Trust	4,024	14,728
Cedar Shopping Centers, Inc.	3,826	11,899
Wilshire Bancorp, Inc.*	4,328	11,859
PrivateBancorp, Inc.	1,496	11,250

Total Financials		969,152

INFORMATION TECHNOLOGY - 15.1%
Agilysys, Inc.*	27,049	192,859
CIBER, Inc.*	44,702	135,447
Insight Enterprises, Inc.	5,857	88,675

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 159

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2011

S&P SMALLCAP 600 PURE VALUE FUND

	Shares	Value

SYNNEX Corp.*	2,900	$75,980
Brightpoint, Inc.*	6,551	60,335
Scansource, Inc.*	1,690	49,956
Benchmark Electronics, Inc.*	3,439	44,741
CACI International, Inc. — Class A*	882	44,047
United Online, Inc.	6,985	36,532
Brooks Automation, Inc.	4,088	33,317
Black Box Corp.	1,305	27,862
Anixter International, Inc.	508	24,100
Infospace, Inc.*	2,873	24,018
Digi International, Inc.	2,164	23,804
Comtech Telecommunications Corp.	735	20,646
Arris Group, Inc.*	1,859	19,148
THQ, Inc.*	9,527	16,482

Total Information Technology		917,949

HEALTH CARE - 10.4%
PharMerica Corp.*	9,128	130,257
Centene Corp.*	2,968	85,093
Molina Healthcare, Inc.*	4,806	74,205
Cambrex Corp.*	14,007	70,595
Healthways, Inc.*	6,362	62,538
Amsurg Corp. — Class A*	1,891	42,547
Cross Country Healthcare, Inc.*	8,336	34,844
Invacare Corp.	1,477	34,030
Symmetry Medical, Inc.*	4,400	33,968
Amedisys, Inc.*	2,094	31,033
CONMED Corp.*	934	21,491
Gentiva Health Services, Inc.*	2,153	11,885

Total Health Care		632,486

CONSUMER STAPLES - 7.0%
Seneca Foods Corp. — Class A*	5,865	116,127
Alliance One International, Inc.*	32,133	78,405
Spartan Stores, Inc.	4,629	71,657
Central Garden and Pet
Co. — Class A*	7,276	51,514
Nash Finch Co.	1,795	48,339
Sanderson Farms, Inc.	773	36,718
Casey’s General Stores, Inc.	585	25,535

Total Consumer Staples		428,295

UTILITIES - 3.9%
Central Vermont Public
Service Corp.	2,260	79,575
Laclede Group, Inc.	1,275	49,406
Avista Corp.	1,656	39,496
NorthWestern Corp.	793	25,328
CH Energy Group, Inc.	424	22,120
Southwest Gas Corp.	542	19,604

Total Utilities		235,529

MATERIALS - 3.5%
A. Schulman, Inc.	2,979	50,613
Wausau Paper Corp.	6,199	39,612
Myers Industries, Inc.	3,599	36,530
Kaiser Aluminum Corp.	665	29,446
AM Castle & Co.*	2,104	23,018
Stepan Co.	318	21,363
Headwaters, Inc.*	8,808	12,683

Total Materials		213,265

ENERGY - 2.9%
World Fuel Services Corp.	1,858	60,664
Hornbeck Offshore Services, Inc.*	2,289	57,019
Matrix Service Co.*	3,096	26,347
Bristow Group, Inc.	473	20,069
Tetra Technologies, Inc.*	1,842	14,220

Total Energy		178,319

TELECOMMUNICATION SERVICES - 0.6%
Cincinnati Bell, Inc.*	11,859	36,644

Total Common Stocks
(Cost $5,446,186)		6,457,533

RIGHTS†† - 0.0%
First BanCorp.
Expires 12/31/11	11,931	—

Total Rights
(Cost $—)		—

	Face
	Amount
REPURCHASE AGREEMENTS††,1 -2.5%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	$80,963	80,963
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	40,043	40,043
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	28,457	28,457

Total Repurchase Agreements
(Cost $149,463)		149,463

Total Investments —108.6%
(Cost $5,595,649)		$6,606,996

Liabilities & Other Assets — (8.6)%		(523,402)

Total Net Assets — 100.0%		$6,083,594

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

160 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

S&P SMALLCAP 600 PURE VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $5,446,186)	$6,457,533
Repurchase agreements, at value (cost $149,463)	149,463
Receivables:
Securities sold	1,728,533
Dividends	10,169
Fund shares sold	419

Total assets	8,346,117

Liabilities:
Payable for:
Fund shares redeemed	2,180,569
Management fees	13,229
Distribution and service fees	5,250
Transfer agent and administrative fees	4,410
Portfolio accounting fees	1,764
Miscellaneous	57,301

Total liabilities	2,262,523

Net Assets	$6,083,594

NET ASSETS CONSIST OF:
Paid in capital	$44,739,997
Accumulated net investment loss	(71,380)
Accumulated net realized loss on investments	(39,596,370)
Net unrealized appreciation on investments	1,011,347

Net assets	$6,083,594

A-Class:
Net assets	$527,979
Capital shares outstanding	40,945
Net asset value per share	$12.89

Maximum offering price per share
(Net asset value divided by 95.25%)	$13.53

C-Class:
Net assets	$1,410,434
Capital shares outstanding	120,733
Net asset value per share	$11.68

H-Class:
Net assets	$4,145,181
Capital shares outstanding	322,833
Net asset value per share	$12.85

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends	$73,041
Interest	21

Total investment income	73,062

Expenses:
Management fees	67,688
Transfer agent and administrative fees	22,563
Distribution and service fees:
A-Class	3,577
C-Class	8,528
H-Class	16,853
Portfolio accounting fees	9,025
Registration fees	7,627
Trustees’ fees*	1,569
Miscellaneous	7,012

Total expenses	144,442

Net investment loss	(71,380)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,576,954)
Futures contracts	63,018

Net realized loss	(2,513,936)

Net change in unrealized appreciation (depreciation) on:
Investments	(3,911,686)

Net change in unrealized appreciation (depreciation)	(3,911,686)

Net realized and unrealized loss	(6,425,622)

Net decrease in net assets resulting from operations	$(6,497,002)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 161

S&P SMALLCAP 600 PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(71,380)	$(496,202)
Net realized loss on investments	(2,513,936)	(32,740,838)
Net change in unrealized appreciation (depreciation) on investments	(3,911,686)	(23,416,369)

Net decrease in net assets resulting from operations	(6,497,002)	(56,653,409)

Distributions to shareholders from:
Net realized gains
A-Class	—	(259,417)
C-Class	—	(594,105)
H-Class	—	(3,228,330)

Total distributions to shareholders	—	(4,081,852)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,080,756	87,881,068
C-Class	1,238,985	10,097,253
H-Class	55,999,550	544,333,378
Distributions reinvested
A-Class	—	249,100
C-Class	—	532,082
H-Class	—	3,141,985
Cost of shares redeemed
A-Class	(8,663,913)	(75,909,416)
C-Class	(1,609,095)	(15,728,991)
H-Class	(62,533,613)	(697,821,686)

Net decrease from capital share transactions	(14,487,330)	(143,225,227)

Net decrease in net assets	(20,984,332)	(203,960,488)
Net assets:
Beginning of period	27,067,926	231,028,414

End of period	$6,083,594	$27,067,926

Accumulated net investment loss at end of period	$(71,380)	$—

Capital share activity:
Shares sold
A-Class	62,366	4,918,837
C-Class	86,327	565,219
H-Class	3,726,375	29,253,756
Shares issued from reinvestment of distributions
A-Class	—	15,637
C-Class	—	36,594
H-Class	—	197,609
Shares redeemed
A-Class	(529,213)	(4,708,722)
C-Class	(107,057)	(952,937)
H-Class	(4,323,211)	(39,594,125)

Net decrease in shares	(1,084,413)	(10,268,132)

162 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

S&P SMALLCAP 600 PURE VALUE FUND

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$17.42	$19.60	$11.08	$26.56	$35.54	$33.40

Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.13)	(.13)	.50	.26	.23
Net gain (loss) on investments (realized and unrealized)	(4.46)	1.20	15.44	(15.61)	(8.97)	1.94

Total from investment operations	(4.53)	1.07	15.31	(15.11)	(8.71)	2.17

Less distributions from:
Net investment income	—	—	(.03)	(.37)	(.27)	—
Net realized gains	—	(3.25)	(6.76)	—	—	(.03)

Total distributions	—	(3.25)	(6.79)	(.37)	(.27)	(.03)

Net asset value, end of period	$12.89	$17.42	$19.60	$11.08	$26.56	$35.54

Total Return[c]	(26.00%)	6.98%	150.09%	(57.21%)	(24.54%)	6.49%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$528	$8,845	$5,529	$78	$2,945	$3,929
Ratios to average net assets:
Net investment income (loss)	(0.77%)	(0.73%)	(0.62%)	2.04%	0.82%	0.66%
Total expenses	1.53%	1.53%	1.53%	1.54%	1.53%	1.51%

Portfolio turnover rate	312%	692%	443%	878%	566%	728%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$15.85	$18.27	$10.62	$25.71	$34.68	$32.85

Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.23)	(.27)	.04	.28	(.05)
Net gain (loss) on investments (realized and unrealized)	(4.06)	1.06	14.71	(14.76)	(8.98)	1.91

Total from investment operations	(4.17)	.83	14.44	(14.72)	(8.70)	1.86

Less distributions from:
Net investment income	—	—	(.03)	(.37)	(.27)	—
Net realized gains	—	(3.25)	(6.76)	—	—	(.03)

Total distributions	—	(3.25)	(6.79)	(.37)	(.27)	(.03)

Net asset value, end of period	$11.68	$15.85	$18.27	$10.62	$25.71	$34.68

Total Return[c]	(26.31%)	6.12%	148.23%	(57.59%)	(25.12%)	5.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,410	$2,243	$8,999	$691	$14,040	$2,268

Ratios to average net assets:
Net investment income (loss)	(1.46%)	(1.37%)	(1.39%)	0.21%	0.99%	(0.16%)
Total expenses	2.28%	2.28%	2.28%	2.32%	2.26%	2.26%

Portfolio turnover rate	312%	692%	443%	878%	566%	728%

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report| 163

S&P SMALLCAP 600 PURE VALUE FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$17.38	$19.57	$11.07	$26.53	$35.51	$33.38

Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.11)	(.12)	.27	.33	.15
Net gain (loss) on investments (realized and unrealized)	(4.47)	1.17	15.41	(15.36)	(9.04)	2.01

Total from investment operations	(4.53)	1.06	15.29	(15.09)	(8.71)	2.16

Less distributions from:
Net investment income	—	—	(.03)	(.37)	(.27)	—
Net realized gains	—	(3.25)	(6.76)	—	—	(.03)

Total distributions	—	(3.25)	(6.79)	(.37)	(.27)	(.03)

Net asset value, end of period	$12.85	$17.38	$19.57	$11.07	$26.53	$35.51

Total Return[c]	(26.06%)	6.94%	150.07%	(57.20%)	(24.56%)	6.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,145	$15,980	$216,500	$21,489	$51,563	$10,478

Ratios to average net assets:
Net investment income (loss)	(0.71%)	(0.56%)	0.62%	1.40%	1.04%	0.46%
Total expenses	1.53%	1.54%	1.54%	1.55%	1.48%	1.52%

Portfolio turnover rate	312%	692%	443%	878%	566%	728%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

164 the RYDEX SGI series funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2011

EUROPE 1.25x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 125% of the fair value of the STOXX 50® Index (the “underlying index”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 31, 2004
C-Class	May 10, 2001
H-Class	May 8, 2000

Ten Largest Holdings
(% of Total Net Assets)
Nestle S.A. ADR	3.8%
Novartis AG ADR	3.5%
Vodafone Group plc ADR	3.1%
HSBC Holdings plc ADR	3.0%
BP plc ADR	2.8%
GlaxoSmithKline plc ADR	2.5%
Royal Dutch Shell plc ADR	2.5%
Total S.A. ADR	2.3%
British American Tobacco plc ADR	2.1%
Sanofi ADR	1.9%

Top Ten Total	27.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX | SGI series funds semi-annual report | 165

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
EUROPE 1.25x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 56.1%

HEALTH CARE - 11.0%
Novartis AG ADR	3,463	$193,132
GlaxoSmithKline plc ADR	3,360	138,734
Sanofi ADR	3,170	103,976
AstraZeneca plc ADR	2,330	103,359
Roche Holding AG ADR	1,778	71,511

Total Health Care		610,712

FINANCIALS - 10.8%
HSBC Holdings plc ADR	4,382	166,691
Banco Santander S.A. ADR	11,656	93,714
UBS AG	5,649	64,568
Banco Bilbao Vizcaya Argentaria
S.A. ADR	6,821	55,455
Deutsche Bank AG	1,426	49,354
Credit Suisse Group AG ADR	1,708	44,818
ING Groep N.V. ADR*	5,635	39,727
Barclays plc ADR	3,965	38,777
Allianz SE ADR	3,567	33,316
Societe Generale S.A. ADR	2,822	14,759

Total Financials		601,179

CONSUMER STAPLES - 9.4%
Nestle S.A. ADR	3,862	212,796
British American Tobacco plc ADR	1,411	119,554
Unilever N.V.	2,275	71,640
Diageo plc ADR	931	70,691
Anheuser-Busch InBev N.V. ADR	905	47,947

Total Consumer Staples		522,628

ENERGY - 8.9%
BP plc ADR	4,297	154,993
Royal Dutch Shell plc ADR	2,229	137,128
Total S.A. ADR	2,954	129,592
ENI SpA ADR	1,983	69,663

Total Energy		491,376

TELECOMMUNICATION SERVICES - 6.6%
Vodafone Group plc ADR	6,640	170,316
Telefonica S.A. ADR	5,198	99,386
Deutsche Telekom AG ADR	4,559	53,477
France Telecom S.A. ADR	2,467	40,385

Total Telecommunication Services		363,564

MATERIALS - 3.7%
BHP Billiton Ltd. ADR	1,276	84,777
Rio Tinto plc ADR	1,908	84,105
Anglo American plc ADR	2,179	37,217

Total Materials		206,099

INDUSTRIALS - 2.8%
Siemens AG ADR	1,087	97,602
ABB, Ltd. ADR	3,417	58,362

Total Industrials		155,964

INFORMATION TECHNOLOGY - 1.7%
SAP AG ADR	1,370	69,349
Nokia Oyj ADR	4,335	24,536

Total Information Technology		93,885

CONSUMER DISCRETIONARY - 1.2%
Daimler AG	1,516	67,235

Total Common Stocks (Cost $2,933,018)		3,112,642

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 36.3%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	$1,091,892	1,091,892
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	540,023	540,023
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	383,783	383,783

Total Repurchase Agreements (Cost $2,015,698)		2,015,698

Total Investments - 92.4% (Cost $4,948,716)		$5,128,340

Cash & Other Assets, Less Liabilities — 7.6%		423,173

Total Net Assets — 100.0%		$5,551,513

166 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2011
EUROPE 1.25x STRATEGY FUND

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
December 2011 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $2,332,185)	82	$13,164
December 2011 EURO STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $1,548,128)	54	(22,950)

(Total Aggregate Value of Contracts $3,880,313)		$(9,786)

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2011 EURO Currency Futures Contracts (Aggregate Value of Contracts $4,017,300)	24	$(51,481)

Country Diversification
The pie chart above reflects percentages of
the market value of Common Stocks.

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 167

EUROPE 1.25x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2011
Assets:
Investments, at value (cost $2,933,018)	$3,112,642
Repurchase agreements, at value (cost $2,015,698)	2,015,698
Foreign currency, at value (cost $377,140)	372,170
Segregated cash with broker	458,459
Receivables:
Fund shares sold	149,076
Foreign taxes reclaim	13,634
Dividends	12,259

Total assets	6,133,938

Liabilities:
Due to broker	379,163
Payable for:
Variation margin	131,579
Fund shares redeemed	52,756
Management fees	4,453
Distribution and service fees	1,591
Transfer agent and administrative fees	1,237
Portfolio accounting fees	495
Miscellaneous	11,151

Total liabilities	582,425

Net assets	$5,551,513

Net assets consist of:
Paid in capital	$24,033,165
Undistributed net investment income	155,892
Accumulated net realized loss on investments	(18,750,541)
Net unrealized appreciation on investments	112,997

Net assets	$5,551,513

A-Class:
Net assets	$203,813
Capital shares outstanding	19,537
Net asset value per share	$10.43

Maximum offering price per share (Net asset value divided by 95.25%)	$10.95

C-Class:
Net assets	$636,421
Capital shares outstanding	66,460
Net asset value per share	$9.57

H-Class:
Net assets	$4,711,279
Capital shares outstanding	451,496
Net asset value per share	$10.43

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2011
Investment Income:
Dividends (net of foreign withholding tax of $2,396)	$334,777
Interest	274

Total investment income	335,051

Expenses:
Management fees	84,448
Transfer agent and administrative fees	23,458
Distribution and service fees:
A-Class	737
C-Class	2,891
H-Class	21,998
Portfolio accounting fees	9,383
Trustees’ fees*	1,013
Miscellaneous	16,456

Total expenses	160,384

Net investment income	174,667

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	209,704
Futures contracts	(1,416,376)
Foreign currency	(10,443)

Net realized loss	(1,217,115)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,150,439)
Futures contracts	(195,259)
Foreign currency	(5,750)

Net change in unrealized appreciation (depreciation)	(2,351,448)

Net realized and unrealized loss	(3,568,563)

Net decrease in net assets resulting from operations	$(3,393,896)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

168 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

EUROPE 1.25x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$174,667	$139,166
Net realized loss on investments	(1,217,115)	(2,967,256)
Net change in unrealized appreciation (depreciation) on investments	(2,351,448)	1,903,749

Net decrease in net assets resulting from operations	(3,393,896)	(924,341)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	4,668,187	24,294,825
C-Class	9,237,143	51,477,462
H-Class	83,728,636	282,350,914
Cost of shares redeemed
A-Class	(4,647,196)	(23,420,946)
C-Class	(9,111,410)	(52,874,691)
H-Class	(99,261,368)	(266,134,416)

Net increase (decrease) from capital share transactions	(15,386,008)	15,693,148

Net increase (decrease) in net assets	(18,779,904)	14,768,807

Net assets:
Beginning of period	24,331,417	9,562,610

End of period	$5,551,513	$24,331,417

Accumulated/(Undistributed) net investment income/(loss) at end of period	$155,892	$(18,775)

Capital share activity:
Shares sold
A-Class	337,473	1,938,982
C-Class	775,601	4,392,090
H-Class	6,194,303	21,984,676
Shares redeemed
A-Class	(350,320)	(1,939,280)
C-Class	(758,322)	(4,503,196)
H-Class	(7,395,398)	(20,824,312)

Net increase (decrease) in shares	(1,196,663)	1,048,960

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 169

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$14.06	$14.18	$8.36	$22.25	$24.13	$20.06

Income (loss) from investment operations:
Net investment income[b]	.09	.08	.04	.18	.62	.54
Net gain (loss) on investments (realized and unrealized)	(3.72)	(.20)	5.78	(14.07)	(1.57)	3.65

Total from investment operations	(3.63)	(.12)	5.82	(13.89)	(.95)	4.19

Less distributions from:
Net investment income	—	—	—	—	(.23)	(.12)
Net realized gains	—	—	—	—	(.70)	—

Total distributions	—	—	—	—	(.93)	(.12)

Net asset value, end of period	$10.43	$14.06	$14.18	$8.36	$22.25	$24.13

Total ReturnC	(25.82%)	(0.85%)	69.62%	(62.43%)	(4.60%)	20.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$204	$455	$463	$316	$1,750	$10,892

Ratios to average net assets:
Net investment income	1.33%	0.66%	0.33%	1.05%	2.42%	2.33%
Total expenses	1.69%	1.69%	1.66%	1.68%	1.69%	1.54%

Portfolio turnover rate	92%	515%	1,353%	384%	320%	373%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$12.97	$13.17	$7.83	$21.00	$22.98	$19.25

Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.03	(.04)	.07	.31	.39
Net gain (loss) on investments
(realized and unrealized)	(3.44)	(.23)	5.38	(13.24)	(1.36)	3.46

Total from investment operations	(3.40)	(.20)	5.34	(13.17)	(1.05)	3.85

Less distributions from:
Net investment income	—	—	—	—	(.23)	(.12)
Net realized gains	—	—	—	—	(.70)	—

Total distributions	—	—	—	—	(.93)	(.12)
Net asset value, end of period	$9.57	$12.97	$13.17	$7.83	$21.00	$22.98

Total Return[c]	(26.21%)	(1.52%)	68.20%	(62.71%)	(5.28%)	20.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$636	$638	$2,111	$754	$6,149	$9,539

Ratios to average net assets:
Net investment income (loss)	0.66%	0.22%	(0.36%)	0.42%	1.27%	1.85%
Total expenses	2.44%	2.43%	2.42%	2.43%	2.40%	2.40%

Portfolio turnover rate	92%	515%	1,353%	384%	320%	373%

170 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

EUROPE 1.25x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$14.06	$14.20	$8.36	$22.26	$24.14	$20.06

Income (loss) from investment operations:
Net investment income[b]	.13	.09	.03	.21	.57	.59
Net gain (loss) on investments (realized and unrealized)	(3.76)	(.23)	5.81	(14.11)	(1.52)	3.61

Total from investment operations	(3.63)	(.14)	5.84	(13.90)	(.95)	4.20

Less distributions from:
Net investment income	—	—	—	—	(.23)	(.12)
Net realized gains	—	—	—	—	(.70)	—

Total distributions	—	—	—	—	(.93)	(.12)

Net asset value, end of period	$10.43	$14.06	$14.20	$8.36	$22.26	$24.14

Total Return[c]	(25.82%)	(0.99%)	69.86%	(62.44%)	(4.60%)	20.95%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,711	$23,238	$6,989	$4,739	$21,670	$57,887

Ratios to average net assets:
Net investment income	1.92%	0.70%	0.21%	1.22%	2.20%	2.63%
Total expenses	1.69%	1.69%	1.70%	1.71%	1.67%	1.66%

Portfolio turnover rate	92%	515%	1,353%	384%	320%	373%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 171

FUND PROFILE (Unaudited)	September 30, 2011
JAPAN 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the “underlying index”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	February 22, 2008
C-Class	February 22, 2008
H-Class	February 22, 2008
The Fund invests principally in derivative investments such as futures contracts.

172 | the RYDEX | SGI series funds semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
JAPAN 2x STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 80.7%
HSBC Group
issued 09/30/11 at 0.00%
due 10/03/11	$1,459,556	$1,459,556
Credit Suisse Group
issued 09/30/11 at 0.00%
due 10/03/11	721,861	721,861
Mizuho Financial Group, Inc.
issued 09/30/11 at 0.01%
due 10/03/11	513,012	513,012

Total Repurchase Agreements
(Cost $2,694,429)		2,694,429

Total Investments — 80.7%
(Cost $2,694,429)		$2,694,429

Cash & Other Assets,
Less Liabilities — 19.3%		644,991

Total Net Assets — 100.0%		$3,339,420

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
December 2011 Nikkei-225
Stock Average Index
Futures Contracts
(Aggregate Value of Contracts $6,696,300)	156	$1,665

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2011 Japanese Yen
Currency Futures Contracts
(Aggregate Value of Contracts $6,650,713)	41	$(27,521)

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 173

JAPAN 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2011

Assets:
Repurchase agreements, at value
(cost $2,694,429)	$2,694,429
Segregated cash with broker	852,000
Receivables:
Fund shares sold	1,752

Total assets	3,548,181

Liabilities:
Payable for:
Variation margin	158,619
Fund shares redeemed	39,498
Management fees	2,486
Distribution and service fees	922
Transfer agent and administrative fees	829
Portfolio accounting fees	331
Miscellaneous	6,076

Total liabilities	208,761

Net assets	$3,339,420

Net assets consist of:
Paid in capital	$6,172,309
Accumulated net investment loss	(78,757)
Accumulated net realized loss on investments	(2,728,276)
Net unrealized depreciation on investments	(25,856)

Net assets	$3,339,420

A-Class:
Net assets	$1,177,220
Capital shares outstanding	91,352
Net asset value per share	$12.89

Maximum offering price per share
(Net asset value divided by 95.25%)	$13.53

C-Class:
Net assets	$127,886
Capital shares outstanding	10,197
Net asset value per share	$12.54

H-Class:
Net assets	$2,034,314
Capital shares outstanding	157,470
Net asset value per share	$12.92

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2011

Investment Income:
Interest	$1,039

Total investment income	1,039

Expenses:
Management fees	39,010
Transfer agent and administrative fees	13,003
Distribution and service fees:
A-Class	4,651
C-Class	1,075
H-Class	8,083
Portfolio accounting fees	5,201
Trustees’ fees*	482
Miscellaneous	8,291

Total expenses	79,796

Net investment loss	(78,757)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	(1,211,148)

Net realized loss	(1,211,148)

Net change in unrealized appreciation (depreciation) on:
Futures contracts	(569,414)

Net change in unrealized appreciation (depreciation)	(569,414)

Net realized and unrealized loss	(1,780,562)

Net decrease in net assets resulting
from operations	$(1,859,319)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

174 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

JAPAN 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(78,757)	$(96,087)
Net realized loss on investments	(1,211,148)	(372,576)
Net change in unrealized appreciation (depreciation) on investments	(569,414)	380,066

Net decrease in net assets resulting from operations	(1,859,319)	(88,597)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	5,377,456	17,011,157
C-Class	1,024,688	26,730,136
H-Class	41,840,200	76,584,589
Cost of shares redeemed
A-Class	(10,137,475)	(13,470,349)
C-Class	(993,915)	(26,785,624)
H-Class	(43,388,580)	(76,584,721)

Net increase (decrease) from capital share transactions	(6,277,626)	3,485,188

Net increase (decrease) in net assets	(8,136,945)	3,396,591
Net assets:
Beginning of period	11,476,365	8,079,774

End of period	$3,339,420	$11,476,365

Accumulated net investment loss at end of period	$(78,757)	$—

Capital share activity:
Shares sold
A-Class	364,144	1,106,525
C-Class	69,073	1,765,492
H-Class	2,718,176	4,903,823
Shares redeemed
A-Class	(669,517)	(845,237)
C-Class	(71,829)	(1,779,134)
H-Class	(2,918,334)	(4,874,700)

Net increase (decrease) in shares	(508,287)	276,769

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 175

JAPAN 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008[b]

Per Share Data
Net asset value, beginning of period	$14.95	$16.49	$9.01	$25.12	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.11)	(.24)	(.19)	(.06)	(—)[d]
Net gain (loss) on investments (realized and unrealized)	(1.95)	(1.30)	7.67	(16.24)	.12

Total from investment operations	(2.06)	(1.54)	7.48	(16.30)	.12

Less distributions from:
Net investment income	—	—	—	(.01)	—

Total distributions	—	—	—	(.01)	—

Payments by affiliates	—	—	—	.20 [e]	—

Net asset value, end of period	$12.89	$14.95	$16.49	$9.01	$25.12

Total Return[f]	(13.78%)	(9.34%)	83.02%	(64.10%)[e]	0.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,177	$5,931	$2,234	$299	$636

Ratios to average net assets:
Net investment loss	(1.50%)	(1.45%)	(1.42%)	(0.42%)	(0.12%)
Total expenses	1.52%	1.55%	1.53%	1.53%	1.25%

Portfolio turnover rate	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008[b]

Per Share Data
Net asset value, beginning of period	$14.60	$16.23	$8.94	$25.10	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.17)	(.31)	(.31)	(.17)	(.02)
Net gain (loss) on investments (realized and unrealized)	(1.89)	(1.32)	7.60	(16.18)	.12

Total from investment operations	(2.06)	(1.63)	7.29	(16.35)	.10

Less distributions from:
Net investment income	—	—	—	(.01)	—

Total distributions	—	—	—	(.01)	—

Payments by affiliates	—	—	—	.20 [e]	—

Net asset value, end of period	$12.54	$14.60	$16.23	$8.94	$25.10

Total Return[f]	(14.11%)	(10.04%)	81.54%	(64.35%)[e]	0.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$128	$189	$432	$879	$240

Ratios to average net assets:
Net investment loss	(2.25%)	(2.18%)	(2.20%)	(0.98%)	(0.74%)
Total expenses	2.27%	2.29%	2.28%	2.26%	2.21%

Portfolio turnover rate	—	—	—	—	—

176 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

JAPAN 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,
H-Class	2011[a]	2011	2010	2009	2008[b]

Per Share Data
Net asset value, beginning of period	$14.98	$16.48	$9.01	$25.12	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.12)	(.23)	(.21)	(.08)	— [d]
Net gain (loss) on investments
(realized and unrealized)	(1.94)	(1.27)	7.68	(16.22)	.12

Total from investment operations	(2.06)	(1.50)	7.47	(16.30)	.12

Less distributions from:
Net investment income	—	—	—	(.01)	—

Total distributions	—	—	—	(.01)	—

Payments by affiliates	—	—	—	.20 [e]	—

Net asset value, end of period	$12.92	$14.98	$16.48	$9.01	$25.12

Total Return[f]	(13.75%)	(9.10%)	82.91%	(64.10%)[e]	0.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,034	$5,356	$5,414	$6,531	$5,243

Ratios to average net assets:
Net investment income (loss)	(1.50%)	(1.44%)	(1.44%)	(0.55%)	0.17%
Total expenses	1.52%	1.54%	1.53%	1.52%	1.44%

Portfolio turnover rate	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: February 22, 2008. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Net investment income is less than $0.01 per share.

[e]	Excluding the reimbursement, the Fund’s total return would have been -64.90%, -65.15% and -64.90% for the A-Class, C-Class and H-Class, respectively.

[f]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 177

FUND PROFILE (Unaudited)	September 30, 2011
STRENGTHENING DOLLAR 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005
The Fund invests principally in derivative investments such as currency index swap agreements and currency futures contracts.

the RYDEX SGI series funds semi-annual report | 179

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTE†† - 11.2%
Farmer Mac[1]
0.11% due 02/21/12	$10,000,000	$9,999,220

Total Federal Agency Discount Note (Cost $9,995,631)		9,999,220

REPURCHASE AGREEMENTS††,2 - 75.7%
HSBC Group
issued 09/30/11 at 0.00% due 10/03/11	36,496,780	36,496,780
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	18,050,418	18,050,418
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	12,828,058	12,828,058

Total Repurchase Agreements (Cost $67,375,256)		67,375,256

Total Investments - 86.9% (Cost $77,370,887)		$77,374,476

Cash & Other Assets,
Less Liabilities — 13.1%		11,686,837

Total Net Assets — 100.0%		$89,061,313

		Unrealized
	Contracts	Gain

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2011 U.S. Dollar Index
Futures Contracts
(Aggregate Value of Contracts $152,474,670)	1,923	$2,067,552

Units

CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International November 2011 U.S. Dollar Index
Swap, Terminating 11/29/11[3]
(Notional Value $25,995,902)	328,770	$427,285

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	Repurchase Agreements — See Note 5.

[3]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 179

STRENGTHENING DOLLAR 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $9,995,631)	$9,999,220
Repurchase agreements, at value (cost $67,375,256)	67,375,256
Segregated cash with broker	4,465,534
Unrealized appreciation on swap agreements	427,285
Receivable for swap settlement	334,949
Receivables:
Fund shares sold	6,042,462
Variation margin	1,228,473

Total assets	89,873,179

Liabilities:
Payable for:
Fund shares redeemed	664,233
Management fees	52,926
Distribution and service fees	16,618
Transfer agent and administrative fees	14,702
Portfolio accounting fees	5,880
Miscellaneous	57,507

Total liabilities	811,866

Net assets	$89,061,313

Net assets consist of:
Paid in capital	$107,281,651
Accumulated net investment loss	(390,465)
Accumulated net realized loss on investments	(20,328,299)
Net unrealized appreciation on investments	2,498,426

Net assets	$89,061,313

A-Class:
Net assets	$19,031,186
Capital shares outstanding	1,353,596
Net asset value per share	$14.06

Maximum offering price per share (Net asset value divided by 95.25%)	$14.76

C-Class:
Net assets	$3,748,842
Capital shares outstanding	281,134
Net asset value per share	$13.33

H-Class:
Net assets	$66,281,285
Capital shares outstanding	4,735,864
Net asset value per share	$13.99

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Interest	$21,141

Total investment income	21,141

Expenses:
Management fees	211,529
Transfer agent and administrative fees	58,758
Distribution and service fees:
A-Class	10,504
C-Class	15,287
H-Class	44,432
Portfolio accounting fees	23,503
Trustees’ fees*	1,289
Miscellaneous	46,304

Total expenses	411,606

Net investment loss	(390,465)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(412,788)
Futures contracts	2,047,396

Net realized gain	1,634,608

Net change in unrealized appreciation (depreciation) on:
Investments	(4,164)
Swap agreements	602,968
Futures contracts	2,384,328

Net change in unrealized appreciation (depreciation)	2,983,132

Net realized and unrealized gain	4,617,740

Net increase in net assets resulting from operations	$4,227,275

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

180 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

STRENGTHENING DOLLAR 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(390,465)	$(753,122)
Net realized gain (loss) on investments	1,634,608	(5,041,903)
Net change in unrealized appreciation (depreciation) on investments	2,983,132	(1,296,163)

Net increase (decrease) in net assets resulting from operations	4,227,275	(7,091,188)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	35,821,499	17,727,633
C-Class	33,811,862	108,147,406
H-Class	181,457,285	305,686,505
Cost of shares redeemed
A-Class	(24,193,298)	(27,399,277)
C-Class	(34,187,215)	(113,295,488)
H-Class	(138,752,541)	(341,270,791)

Net increase (decrease) from capital share transactions	53,957,592	(50,404,012)

Net increase (decrease) in net assets	58,184,867	(57,495,200)
Net assets:
Beginning of period	30,876,446	88,371,646

End of period	$89,061,313	$30,876,446

Accumulated net investment loss at end of period	$(390,465)	$—

Capital share activity:
Shares sold
A-Class	2,724,306	1,056,533
C-Class	2,733,759	7,130,889
H-Class	13,915,154	19,388,467
Shares redeemed
A-Class	(1,824,937)	(1,629,766)
C-Class	(2,766,618)	(7,490,156)
H-Class	(10,726,565)	(21,578,685)

Net increase (decrease) in shares	4,055,099	(3,122,718)

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 181

STRENGTHENING DOLLAR 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$13.46	$16.38	$19.64	$19.85	$25.35	$27.74

Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.25)	(.25)	.02	.39	.91
Net gain (loss) on investments (realized and unrealized)	.71	(2.67)	(3.01)	6.50	(5.89)	(3.30)

Total from investment operations	.60	(2.92)	(3.26)	6.52	(5.50)	(2.39)

Less distributions from:
Net realized gains	—	—	—	(6.73)	—	—

Total distributions	—	—	—	(6.73)	—	—

Net asset value, end of period	$14.06	$13.46	$16.38	$19.64	$19.85	$25.35

Total Return[c]	4.46%	(17.83%)	(16.60%)	30.59%	(21.70%)	(8.62%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,031	$6,115	$16,833	$7,314	$2,795	$108

Ratios to average net assets:
Net investment income (loss)	(1.61%)	(1.55%)	(1.57%)	0.07%	1.73%	3.53%
Total expenses	1.70%	1.71%	1.67%	1.69%	1.66%	1.66%

Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$12.83	$15.74	$19.01	$19.42	$24.99	$27.56

Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.35)	(.36)	(.14)	.42	.70
Net gain (loss) on investments (realized and unrealized)	.64	(2.56)	(2.91)	6.46	(5.99)	(3.27)

Total from investment operations	.50	(2.91)	(3.27)	6.32	(5.57)	(2.57)

Less distributions from:
Net realized gains	—	—	—	(6.73)	—	—

Total distributions	—	—	—	(6.73)	—	—

Net asset value, end of period	$13.33	$12.83	$15.74	$19.01	$19.42	$24.99

Total Return[c]	3.90%	(18.49%)	(17.20%)	30.36%	(22.29%)	(9.33%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,749	$4,028	$10,594	$5,728	$6,131	$2,630

Ratios to average net assets:
Net investment income (loss)	(2.34%)	(2.29%)	(2.31%)	(0.66%)	1.84%	2.75%
Total expenses	2.45%	2.46%	2.42%	2.44%	2.40%	2.40%

Portfolio turnover rate	—	—	—	—	—	—

182 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

STRENGTHENING DOLLAR 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$13.40	$16.31	$19.56	$19.83	$25.33	$27.71

Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.25)	(.25)	.02	.57	.90
Net gain (loss) on investments (realized and unrealized)	.69	(2.66)	(3.00)	6.44	(6.07)	(3.28)

Total from investment operations	.59	(2.91)	(3.25)	6.46	(5.50)	(2.38)

Less distributions from:
Net realized gains	—	—	—	(6.73)	—	—

Total distributions	—	—	—	(6.73)	—	—

Net asset value, end of period	$13.99	$13.40	$16.31	$19.56	$19.83	$25.33

Total Return[c]	4.40%	(17.84%)	(16.62%)	30.25%	(21.71%)	(8.59%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$66,281	$20,733	$60,944	$22,147	$29,011	$11,946

Ratios to average net assets:
Net investment income (loss)	(1.61%)	(1.55%)	(1.57%)	0.08%	2.44%	3.47%
Total expenses	1.70%	1.72%	1.67%	1.69%	1.66%	1.66%

Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 183

FUND PROFILE (Unaudited)
September 30, 2011
WEAKENING DOLLAR 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Inception Dates:

A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005
The Fund invests principally in derivative investments such as currency index swap agreements and currency futures contracts.
184 | the RYDEX | SGI series funds semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

WEAKENING DOLLAR 2x STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTE†† - 42.9%
Farmer Mac[1]
0.11% due 02/21/12	$10,000,000	$9,999,220

Total Federal Agency Discount Note (Cost $9,995,631)		9,999,220

REPURCHASE AGREEMENTS††,2 - 54.0%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	6,813,847	6,813,847
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	3,369,963	3,369,963
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	2,394,962	2,394,962

Total Repurchase Agreements (Cost $12,578,772)		12,578,772

Total Investments - 96.9% (Cost $22,574,403)		$22,577,992

Cash & Other Assets, Less Liabilities — 3.1%		710,296

Total Net Assets — 100.0%		$23,288,288

		Unrealized
	Contracts	Loss

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2011 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $46,067,490)	581	$(663,658)

	Units
CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International November 2011 U.S. Dollar Index Swap, Terminating 11/29/11[3] (Notional Value $1,096,858)	13,872	$(37,187)

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	Repurchase Agreements — See Note 5.

[3]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 185

WEAKENING DOLLAR 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIE S (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $9,995,631)	$9,999,220
Repurchase agreements, at value (cost $12,578,772)	12,578,772
Segregated cash with broker	1,555,567
Receivables:
Fund shares sold	138,777

Total assets	24,272,336

Liabilities:
Unrealized depreciation on swap agreements	37,187
Payable for:
Variation margin	407,792
Swap settlement	402,903
Fund shares redeemed	38,698
Management fees	21,557
Distribution and service fees	7,642
Transfer agent and administrative fees	5,988
Portfolio accounting fees	2,395
Miscellaneous	59,886

Total liabilities	984,048

Net assets	$23,288,288

Net assets consist of:
Paid in capital	$37,722,579
Accumulated net investment loss	(319,386)
Accumulated net realized loss on investments	(13,417,649)
Net unrealized depreciation on investments	(697,256)

Net assets	$23,288,288

A-Class:
Net assets	$5,058,020
Capital shares outstanding	269,217
Net asset value per share	$18.79

Maximum offering price per share (Net asset value divided by 95.25%)	$19.72

C-Class:
Net assets	$2,598,058
Capital shares outstanding	146,827
Net asset value per share	$17.69

H-Class:
Net assets	$15,632,210
Capital shares outstanding	832,628
Net asset value per share	$18.77

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Interest	$16,190

Total investment income	16,190

Expenses:
Management fees	170,853
Transfer agent and administrative fees	47,459
Distribution and service fees:
A-Class	8,107
C-Class	16,791
H-Class	35,154
Portfolio accounting fees	18,983
Trustees’ fees*	1,204
Miscellaneous	37,025

Total expenses	335,576

Net investment loss	(319,386)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(78,952)
Futures contracts	(2,167,335)

Net realized loss	(2,246,287)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,257)
Swap agreements	(176,534)
Futures contracts	(1,071,363)

Net change in unrealized appreciation (depreciation)	(1,250,154)

Net realized and unrealized loss	(3,496,441)

Net decrease in net assets resulting from operations	$(3,815,827)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

186 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

WEAKENING DOLLAR 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(319,386)	$(583,526)
Net realized gain (loss) on investments	(2,246,287)	2,498,240
Net change in unrealized appreciation (depreciation) on investments	(1,250,154)	1,064,893

Net increase (decrease) in net assets resulting from operations	(3,815,827)	2,979,607

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	9,761,943	4,356,031
C-Class	7,412,937	12,924,698
H-Class	70,864,625	111,744,031
Cost of shares redeemed
A-Class	(9,522,103)	(6,022,901)
C-Class	(8,544,155)	(14,644,735)
H-Class	(75,839,754)	(120,468,235)

Net decrease from capital share transactions	(5,866,507)	(12,111,111)

Net decrease in net assets	(9,682,334)	(9,131,504)
Net assets:
Beginning of period	32,970,622	42,102,126

End of period	$23,288,288	$32,970,622

Accumulated net investment loss at end of period	$(319,386)	$—

Capital share activity:
Shares sold
A-Class	457,712	238,396
C-Class	374,717	721,312
H-Class	3,358,205	6,176,809
Shares redeemed
A-Class	(462,628)	(339,920)
C-Class	(434,023)	(825,578)
H-Class	(3,678,958)	(6,696,001)

Net decrease in shares	(384,975)	(724,982)

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 187

WEAKENING DOLLAR 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$20.34	$17.98	$16.38	$29.27	$26.18	$22.70

Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.28)	(.30)	(.07)	.70	.91
Net gain (loss) on investments (realized and unrealized)	(1.38)	2.64	1.90	(8.77)	7.17	2.57

Total from investment operations	(1.55)	2.36	1.60	(8.84)	7.87	3.48

Less distributions from:
Net investment income	—	—	—	(1.28)	(4.78)	—
Net realized gains	—	—	—	(2.77)	(—)[c]	—

Total distributions	—	—	—	(4.05)	(4.78)	—

Net asset value, end of period	$18.79	$20.34	$17.98	$16.38	$29.27	$26.18

Total Return[d]	(7.62%)	13.13%	9.77%	(29.87%)	32.49%	15.33%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,058	$5,576	$6,753	$17,642	$22,148	$21,502

Ratios to average net assets:
Net investment income (loss)	(1.61%)	(1.54%)	(1.57%)	(0.30%)	2.51%	3.63%
Total expenses	1.70%	1.71%	1.68%	1.69%	1.67%	1.65%

Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$19.23	$17.12	$15.73	$28.53	$25.81	$22.55

Income (loss) from investment operations:
Net investment income (loss)[b]	(.23)	(.39)	(.43)	(.21)	.43	.71
Net gain (loss) on investments (realized and unrealized)	(1.31)	2.50	1.82	(8.54)	7.07	2.55

Total from investment operations	(1.54)	2.11	1.39	(8.75)	7.50	3.26

Less distributions from:
Net investment income	—	—	—	(1.28)	(4.78)	—
Net realized gains	—	—	—	(2.77)	(—)[c]	—

Total distributions	—	—	—	(4.05)	(4.78)	—

Net asset value, end of period	$17.69	$19.23	$17.12	$15.73	$28.53	$25.81

Total Return[d]	(8.01%)	12.32%	8.84%	(30.37%)	31.47%	14.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,598	$3,963	$5,314	$8,687	$21,604	$14,160

Ratios to average net assets:
Net investment income (loss)	(2.36%)	(2.29%)	(2.32%)	(0.93%)	1.57%	2.87%
Total expenses	2.45%	2.46%	2.43%	2.45%	2.41%	2.40%

Portfolio turnover rate	—	—	—	—	—	—

188 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

WEAKENING DOLLAR 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$20.32	$17.96	$16.37	$29.25	$26.18	$22.69

Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.28)	(.30)	(.03)	.68	.90
Net gain (loss) on investments (realized and unrealized)	(1.38)	2.64	1.89	(8.80)	7.17	2.59

Total from investment operations	(1.55)	2.36	1.59	(8.83)	7.85	3.49

Less distributions from:
Net investment income	—	—	—	(1.28)	(4.78)	—
Net realized gains	—	—	—	(2.77)	(—)[c]	—

Total distributions	—	—	—	(4.05)	(4.78)	—

Net asset value, end of period	$18.77	$20.32	$17.96	$16.37	$29.25	$26.18

Total Return[d]	(7.63%)	13.14%	9.71%	(29.86%)	32.41%	15.38%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,632	$23,432	$30,036	$60,249	$103,867	$110,480

Ratios to average net assets:
Net investment income (loss)	(1.62%)	(1.54%)	(1.57%)	(0.13%)	2.45%	3.60%
Total expenses	1.70%	1.71%	1.68%	1.70%	1.67%	1.65%

Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Distributions from realized gains are less than $0.01 per share.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 189

FUND PROFILE (Unaudited)
September 30, 2011
REAL ESTATE FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”) (collectively, “Real Estate Companies”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004
Ten Largest Holdings (% of Total Net Assets)

Simon Property Group, Inc.	3.6%
Public Storage	2.9%
Annaly Capital Management, Inc.	2.5%
HCP, Inc.	2.4%
Ventas, Inc.	2.4%
Equity Residential	2.4%
Vornado Realty Trust	2.2%
Boston Properties, Inc.	2.2%
AvalonBay Communities, Inc.	2.0%
General Growth Properties, Inc.	1.9%

Top Ten Total	24.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
190 | the RYDEX | SGI series funds semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

REAL ESTATE FUND

	Shares	Value

COMMON STOCKS† - 99.5%
REAL ESTATE INVESTMENT TRUSTS (REITs) - 94.6%
SPECIALIZED REITs - 23.9%
Public Storage	2,803	$312,114
HCP, Inc.	7,475	262,074
Ventas, Inc.	5,240	258,856
Health Care REIT, Inc.	4,139	193,705
Host Hotels & Resorts, Inc.	14,560	159,286
Plum Creek Timber Company, Inc.	4,530	157,236
Rayonier, Inc.	3,755	138,146
Senior Housing Properties Trust	5,808	125,104
Hospitality Properties Trust	5,057	107,360
Extra Space Storage, Inc.	4,713	87,803
Entertainment Properties Trust	2,221	86,575
LaSalle Hotel Properties	4,098	78,682
Omega Healthcare Investors, Inc.	4,927	78,487
Healthcare Realty Trust, Inc.	4,253	71,663
Potlatch Corp.	2,230	70,290
DiamondRock Hospitality Co.	8,930	62,421
Medical Properties Trust, Inc.	6,915	61,889
Sovran Self Storage, Inc.	1,650	61,331
CubeSmart	6,984	59,574
Strategic Hotels & Resorts, Inc.*	11,517	49,638
Sunstone Hotel Investors, Inc.*	7,923	45,082
Hersha Hospitality Trust — Class A	10,714	37,070

Total Specialized REITs		2,564,386

RETAIL REITs - 19.5%
Simon Property Group, Inc.	3,562	391,749
General Growth Properties, Inc.	17,201	208,132
Kimco Realty Corp.	10,505	157,890
Federal Realty Investment Trust	1,909	157,321
Macerich Co.	3,525	150,271
Realty Income Corp.	4,346	140,115
Regency Centers Corp.	3,164	111,784
National Retail Properties, Inc.	4,158	111,725
Taubman Centers, Inc.	2,201	110,732
DDR Corp.	9,912	108,041
Tanger Factory Outlet Centers	3,979	103,494
Weingarten Realty Investors	4,884	103,394
Equity One, Inc.	5,375	85,248
CBL & Associates Properties, Inc.	6,426	72,999
Glimcher Realty Trust	7,199	50,969
Pennsylvania Real Estate Investment Trust	4,270	33,007

Total Retail REITs		2,096,871

RESIDENTIAL REITs - 14.9%
Equity Residential	4,962	257,379
AvalonBay Communities, Inc.	1,837	209,510
UDR, Inc.	6,240	138,153
Essex Property Trust, Inc.	1,093	131,204
Camden Property Trust	2,353	130,027
American Campus Communities, Inc.	3,090	114,979
BRE Properties, Inc.	2,705	114,530
Equity Lifestyle Properties, Inc.	1,738	108,973
Apartment Investment & Management Co. — Class A	4,819	106,596
Home Properties, Inc.	1,786	101,373
Mid-America Apartment Communities, Inc.	1,642	98,881
Post Properties, Inc.	2,464	85,599

Total Residential REITs		1,597,204

OFFICE REITs - 14.8%
Boston Properties, Inc.	2,635	234,778
Digital Realty Trust, Inc.	2,807	154,834
SL Green Realty Corp.	2,264	131,652
Alexandria Real Estate Equities, Inc.	1,998	122,657
Piedmont Office Realty Trust, Inc. — Class A	6,521	105,445
Duke Realty Corp.	9,575	100,537
Mack-Cali Realty Corp.	3,679	98,413
BioMed Realty Trust, Inc.	5,877	97,382
Douglas Emmett, Inc.	5,680	97,128
Highwoods Properties, Inc.	3,300	93,258
Kilroy Realty Corp.	2,746	85,950
Corporate Office Properties Trust	3,441	74,945
CommonWealth REIT	3,844	72,921
Brandywine Realty Trust	7,699	61,669
Lexington Realty Trust	9,138	59,763

Total Office REITs		1,591,332

MORTGAGE REITs - 9.9%
Annaly Capital Management, Inc.	16,169	268,890
American Capital Agency Corp.	5,508	149,267
MFA Financial, Inc.	14,519	101,923
Hatteras Financial Corp.	3,607	90,752
Starwood Property Trust, Inc.	4,794	82,265
CYS Investments, Inc.	5,716	69,106
Invesco Mortgage Capital, Inc.	4,604	65,055
Anworth Mortgage Asset Corp.	9,342	63,526
Capstead Mortgage Corp.	5,435	62,720
Two Harbors Investment Corp.	6,570	58,013
Redwood Trust, Inc.	5,170	57,749

Total Mortgage REITs		1,069,266

DIVERSIFIED REITs - 5.8%
Vornado Realty Trust	3,174	236,844
Weyerhaeuser Co.	11,317	175,980
Liberty Property Trust	4,218	122,786
Washington Real Estate
Investment Trust	3,201	90,204
Colonial Properties Trust	4,548	82,591
PS Business Parks, Inc.	1,005	49,788
Cousins Properties, Inc.	7,768	45,443

Total Diversified REITs		803,636

INDUSTRIAL REITs - 4.2%
ProLogis, Inc.	8,106	196,570
DuPont Fabros Technology, Inc.	3,466	68,246
EastGroup Properties, Inc.	1,772	67,584
DCT Industrial Trust, Inc.	15,364	67,448
First Industrial Realty Trust, Inc.*	6,327	50,616

Total Industrial REITs		450,464

See Notes to Financial Statements.	the RYDEX SGI series funds semi-annual report | 191

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2011

REAL ESTATE FUND

	Shares	Value

Total Real Estate Investment Trusts (REITs)		$10,173,159

REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.9%
REAL ESTATE OPERATING COMPANIES - 2.1%
Brookfield Office Properties, Inc.	11,542	158,933
Forest City Enterprises, Inc. — Class A*	6,487	69,152

Total Real Estate Operating Companies		228,085

REAL ESTATE SERVICES - 1.8%
CBRE Group, Inc. — Class A*	8,329	112,108
Jones Lang LaSalle, Inc.	1,548	80,202

Total Real Estate Services		192,310

DIVERSIFIED REAL ESTATE ACTIVITIES - 0.7%
St. Joe Co.*	5,073	76,044

REAL ESTATE DEVELOPMENT - 0.3%
Howard Hughes Corp.*	885	37,259

Total Real Estate Management & Development		533,698

Total Common Stocks (Cost $6,182,530)		10,706,857

	Face
	Amount	Value

REPURCHASE AGREEMENT ††,1 - 0.3%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$26,934	$26,934

Total Repurchase Agreement (Cost $26,934)		26,934

Total Investments — 99.8% (Cost $6,209,464)		$10,733,791

Cash & Other Assets, Less Liabilities — 0.2%		21,626

Total Net Assets — 100.0%		$10,755,417

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

REIT — Real Estate Investment Trust

192 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

REAL ESTATE FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $6,182,530)	$10,706,857
Repurchase agreements, at value (cost $26,934)	26,934
Cash	1,936
Receivables:
Securities sold	731,867
Dividends	70,050
Fund shares sold	678

Total assets	11,538,322

Liabilities:
Payable for:
Fund shares redeemed	747,131
Management fees	10,739
Distribution and service fees	4,162
Transfer agent and administrative fees	3,158
Portfolio accounting fees	1,263
Miscellaneous	16,452

Total liabilities	782,905

Net Assets	$10,755,417

Net assets consist of:
Paid in capital	$26,870,530
Undistributed net investment income	143,785
Accumulated net realized loss on investments	(20,783,225)
Net unrealized appreciation on investments	4,524,327

Net assets	$10,755,417

A-Class:
Net assets	$3,104,807
Capital shares outstanding	127,113
Net asset value per share	$24.42

Maximum offering price per share (Net asset value divided by 95.25%)	$25.64

C-Class:
Net assets	$1,134,870
Capital shares outstanding	49,453
Net asset value per share	$22.94

H-Class:
Net assets	$6,515,740
Capital shares outstanding	267,101
Net asset value per share	$24.39

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $829)	$344,981
Interest	11

Total investment income	344,992

Expenses:
Management fees	100,721
Transfer agent and administrative fees	29,624
Distribution and service fees:
A-Class	5,973
C-Class	12,378
H-Class	20,556
Portfolio accounting fees	11,849
Trustees’ fees*	893
Miscellaneous	19,213

Total expenses	201,207

Net investment income	143,785

Net Realized and Unrealized Gain (loss):
Net realized gain (loss) on:
Investments	(8,292,743)

Net realized loss	(8,292,743)

Net change in unrealized appreciation (depreciation) on:
Investments	(3,647,577)

Net change in unrealized appreciation (depreciation)	(3,647,577)

Net realized and unrealized loss	(11,940,320)

Net decrease in net assets resulting from operations	$(11,796,535)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 193

REAL ESTATE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$143,785	$450,481
Net realized gain (loss) on investments	(8,292,743)	5,516,376
Net change in unrealized appreciation (depreciation) on investments	(3,647,577)	(1,134,604)

Net increase (decrease) in net assets resulting from operations	(11,796,535)	4,832,253

Distributions to shareholders from:
Net investment income
A-Class	—	(110,657)
C-Class	—	(51,561)
H-Class	—	(717,890)

Total distributions to shareholders	—	(880,108)

Capital share transactions:
Proceeds from sale of shares
A-Class	10,983,623	17,712,810
C-Class	41,845,338	85,507,957
H-Class	145,100,071	224,118,250
Distributions reinvested
A-Class	—	99,290
C-Class	—	47,000
H-Class	—	713,980
Cost of shares redeemed
A-Class	(10,953,631)	(18,942,704)
C-Class	(42,647,437)	(85,940,210)
H-Class	(150,168,000)	(240,249,139)

Net decrease from capital share transactions	(5,840,036)	(16,932,766)

Net decrease in net assets	(17,636,571)	(12,980,621)
Net assets:
Beginning of period	28,391,988	41,372,609

End of period	$10,755,417	$28,391,988

Undistributed net investment income at end of period	$143,785	$—

Capital share activity:
Shares sold
A-Class	381,981	695,632
C-Class	1,548,837	3,424,767
H-Class	5,036,081	8,635,622
Shares issued from reinvestment of distributions
A-Class	—	3,804
C-Class	—	1,904
H-Class	—	27,377
Shares redeemed
A-Class	(392,223)	(739,617)
C-Class	(1,585,343)	(3,433,471)
H-Class	(5,528,500)	(9,345,781)

Net decrease in shares	(539,167)	(729,763)

194 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

REAL ESTATE FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$29.06	$24.24	$12.83	$32.42	$42.16	$36.46

Income (loss) from investment operations:
Net investment income[b]	.22	.27	.44	.74	.54	.46
Net gain (loss) on investments (realized and unrealized)	(4.86)	5.17	11.11	(19.43)	(10.05)	5.53

Total from investment operations	(4.64)	5.44	11.55	(18.69)	(9.51)	5.99

Less distributions from:
Net investment income	—	(.62)	(.14)	(.90)	(.23)	(.17)
Net realized gains	—	—	—	—	—	(.12)

Total distributions	—	(.62)	(.14)	(.90)	(.23)	(.29)

Net asset value, end of period	$24.42	$29.06	$24.24	$12.83	$32.42	$42.16

Total Return[c]	(15.97%)	22.72%	90.16%	(58.00%)	(22.59%)	16.43%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,105	$3,991	$4,303	$1,554	$2,866	$9,061

Ratios to average net assets:
Net investment income	1.51%	1.07%	2.15%	2.81%	1.45%	1.10%
Total expenses	1.62%	1.63%	1.65%	1.68%	1.64%	1.61%

Portfolio turnover rate	556%	485%	1,520%	780%	832%	762%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$27.41	$23.11	$12.33	$31.44	$41.22	$35.93

Income (loss) from investment operations:
Net investment income[b]	.08	.10	.40	.66	.29	.19
Net gain (loss) on investments (realized and unrealized)	(4.55)	4.82	10.52	(18.87)	(9.84)	5.39

Total from investment operations	(4.47)	4.92	10.92	(18.21)	(9.55)	5.58

Less distributions from:
Net investment income	—	(.62)	(.14)	(.90)	(.23)	(.17)
Net realized gains	—	—	—	—	—	(.12)

Total distributions	—	(.62)	(.14)	(.90)	(.23)	(.29)

Net asset value, end of period	$22.94	$27.41	$23.11	$12.33	$31.44	$41.22

Total Return[c]	(16.31%)	21.58%	88.70%	(58.28%)	(23.21%)	15.53%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,135	$2,356	$2,143	$1,075	$2,290	$5,469

Ratios to average net assets:
Net investment income	0.57%	0.42%	2.06%	2.62%	0.78%	0.48%
Total expenses	2.37%	2.39%	2.41%	2.42%	2.39%	2.36%

Portfolio turnover rate	556%	485%	1,520%	780%	832%	762%

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 195

REAL ESTATE FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$29.02	$24.22	$12.82	$32.40	$42.14	$36.47

Income (loss) from investment operations:
Net investment income[b]	.18	.29	.50	.61	.53	.54
Net gain (loss) on investments (realized and unrealized)	(4.81)	5.13	11.04	(19.29)	(10.04)	5.42

Total from investment operations	(4.63)	5.42	11.54	(18.68)	(9.51)	5.96

Less distributions from:
Net investment income	—	(.62)	(.14)	(.90)	(.23)	(.17)
Net realized gains	—	—	—	—	—	(.12)

Total distributions	—	(.62)	(.14)	(.90)	(.23)	(.29)

Net asset value, end of period	$24.39	$29.02	$24.22	$12.82	$32.40	$42.14

Total Return[c]	(15.98%)	22.70%	90.15%	(58.01%)	(22.60%)	16.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,516	$22,045	$34,926	$1,757	$14,140	$25,784

Ratios to average net assets:
Net investment income	1.23%	1.13%	2.41%	2.14%	1.43%	1.35%
Total expenses	1.62%	1.63%	1.68%	1.64%	1.64%	1.62%

Portfolio turnover rate	556%	485%	1,520%	780%	832%	762%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

196 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2011
GOVERNMENT LONG BOND 1.2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Inception Dates:

Investor Class	January 3, 1994
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	May 2, 2001
The Fund invests principally in U.S. Government securities and in derivative investments such as futures contracts.
the RYDEX | SGI series funds semi-annual report | 197

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	Face
	Amount	Value

U.S. GOVERNMENT SECURITIES† - 92.6%
U.S. Treasury Bond 3.75% due 08/15/41	$199,943,000	$233,745,863

Total U.S. Government Securities (Cost $201,054,238)		233,745,863

REPURCHASE AGREEMENTS††,1 - 6.2%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	8,532,496	8,532,496
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	4,219,965	4,219,965
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	2,999,041	2,999,041

Total Repurchase Agreements (Cost $15,751,502)		15,751,502

Total Investments — 98.8% (Cost $216,805,740)		$249,497,365

Cash & Other Assets, Less Liabilities — 1.2%		3,040,427

Total Net Assets — 100.0%		$252,537,792

		Unrealized
	Contracts	Gain

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2011 Ultra Long-Term
U.S. Treasury Bond Futures Contracts (Aggregate Value of Contracts $75,902,625)	477	$7,605,914

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

198 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $201,054,238)	$233,745,863
Repurchase agreements, at value (cost $15,751,502)	15,751,502
Segregated cash with broker	2,500,000
Cash	485
Receivables:
Fund shares sold	2,729,162
Securities sold	1,870,500
Variation margin	1,199,842
Interest	965,271

Total assets	258,762,625

Liabilities:
Payable for:
Fund shares redeemed	5,867,773
Management fees	103,228
Distribution and service fees	60,403
Transfer agent and administrative fees	41,292
Portfolio accounting fees	20,455
Miscellaneous	131,682

Total liabilities	6,224,833

Net assets	$252,537,792

Net assets consist of:
Paid in capital	$259,185,706
Undistributed net investment income	168,281
Accumulated net realized loss on investments	(47,113,734)
Net unrealized appreciation on investments	40,297,539

Net assets	$252,537,792

Investor Class:
Net assets	$94,868,469
Capital shares outstanding	5,825,824
Net asset value per share	$16.28

Advisor Class:
Net assets	$143,853,343
Capital shares outstanding	8,891,235
Net asset value per share	$16.18

A-Class:
Net assets	$6,115,712
Capital shares outstanding	375,009
Net asset value per share	$16.31

Maximum offering price per share (Net asset value divided by 95.25%)	$17.12

C-Class:
Net assets	$7,700,268
Capital shares outstanding	473,245
Net asset value per share	$16.27

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Interest	$2,963,191

Total investment income	2,963,191

Expenses:
Management fees	411,182
Transfer agent and administrative fees	164,475
Distribution and service fees:
Advisor Class	206,245
A-Class	6,285
C-Class	29,989
Portfolio accounting fees	82,031
Trustees’ fees*	9,748
Miscellaneous	127,521

Total expenses	1,037,476

Net investment income	1,925,715

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	15,025,100
Futures contracts	6,453,790

Net realized gain	21,478,890

Net change in unrealized appreciation (depreciation) on:
Investments	31,407,112
Futures contracts	7,359,927

Net change in unrealized appreciation (depreciation)	38,767,039

Net realized and unrealized gain	60,245,929

Net increase in net assets resulting from operations	$62,171,644

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 199

GOVERNMENT LONG BOND 1.2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$1,925,715	$4,528,442
Net realized gain (loss) on investments	21,478,890	(30,533,013)
Net change in unrealized appreciation (depreciation) on investments	38,767,039	4,044,342

Net increase (decrease) in net assets resulting from operations	62,171,644	(21,960,229)

Distributions to shareholders from:
Net investment income
Investor Class	(933,373)	(3,465,913)
Advisor Class	(868,141)	(768,221)
A-Class	(61,776)	(106,843)
C-Class	(51,144)	(211,765)

Total distributions to shareholders	(1,914,434)	(4,552,742)

Capital share transactions:
Proceeds from sale of shares
Investor Class	492,090,945	1,801,417,431
Advisor Class	1,206,222,722	1,632,214,111
A-Class	5,288,073	18,572,361
C-Class	35,330,970	70,381,488
Distributions reinvested
Investor Class	928,063	3,373,033
Advisor Class	882,775	753,317
A-Class	34,368	89,641
C-Class	47,203	199,586
Cost of shares redeemed
Investor Class	(468,312,626)	(2,011,038,348)
Advisor Class	(1,125,823,150)	(1,633,935,780)
A-Class	(3,720,954)	(21,725,044)
C-Class	(35,658,269)	(78,468,284)

Net increase (decrease) from capital share transactions	107,310,120	(218,166,488)

Net increase (decrease) in net assets	167,567,330	(244,679,459)
Net assets:
Beginning of period	84,970,462	329,649,921

End of period	$252,537,792	$84,970,462

Undistributed net investment income at end of period	$168,281	$157,000

Capital share activity:
Shares sold
Investor Class	38,532,849	150,851,651
Advisor Class	96,083,769	137,028,703
A-Class	413,513	1,510,564
C-Class	2,701,326	5,832,353
Shares issued from reinvestment of distributions
Investor Class	71,049	286,286
Advisor Class	68,145	62,194
A-Class	2,745	7,372
C-Class	3,736	16,077
Shares redeemed
Investor Class	(36,690,346)	(172,993,989)
Advisor Class	(90,026,786)	(136,988,367)
A-Class	(281,748)	(1,786,069)
C-Class	(2,765,311)	(6,475,524)

Net increase (decrease) in shares	8,112,941	(22,648,749)

200 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$11.43	$10.96	$13.74	$11.78	$10.59	$10.50

Income (loss) from investment operations:
Net investment income[b]	.17	.36	.36	.36	.40	.41
Net gain (loss) on investments (realized and unrealized)	4.85	.47	(2.78)	1.97	1.19	.09

Total from investment operations	5.02	.83	(2.42)	2.33	1.59	.50

Less distributions from:
Net investment income	(.17)	(.36)	(.36)	(.37)	(.40)	(.41)

Total distributions	(.17)	(.36)	(.36)	(.37)	(.40)	(.41)

Net asset value, end of period	$16.28	$11.43	$10.96	$13.74	$11.78	$10.59

Total Return[c]	44.35%	7.42%	(17.71%)	20.17%	15.43%	4.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$94,868	$44,707	$282,388	$43,237	$30,695	$40,816

Ratios to average net assets:
Net investment income	2.65%	3.03%	3.16%	2.79%	3.75%	3.92%
Total expenses	0.97%	0.98%	0.98%	0.98%	0.97%	0.96%

Portfolio turnover rate	764%	1,930%	1,503%	1,794%	1,142%	1,357%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$11.36	$10.88	$13.66	$11.72	$10.54	$10.50

Income (loss) from investment operations:
Net investment income[b]	.14	.31	.32	.31	.34	.37
Net gain (loss) on investments (realized and unrealized)	4.82	.47	(2.80)	1.93	1.19	.03

Total from investment operations	4.96	.78	(2.48)	2.24	1.53	.40

Less distributions from:
Net investment income	(.14)	(.30)	(.30)	(.30)	(.35)	(.36)

Total distributions	(.14)	(.30)	(.30)	(.30)	(.35)	(.36)

Net asset value, end of period	$16.18	$11.36	$10.88	$13.66	$11.72	$10.54

Total Return[c]	44.00%	7.03%	(18.18%)	19.49%	14.82%	3.86%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$143,853	$31,420	$28,990	$7,867	$25,181	$10,815

Ratios to average net assets:
Net investment income	2.12%	2.46%	2.76%	2.49%	3.13%	3.44%
Total expenses	1.47%	1.48%	1.48%	1.48%	1.47%	1.46%

Portfolio turnover rate	764%	1,930%	1,503%	1,794%	1,142%	1,357%

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 201

GOVERNMENT LONG BOND 1.2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$11.45	$10.96	$13.75	$11.79	$10.60	$10.50

Income (loss) from investment operations:
Net investment income[b]	.16	.33	.33	.34	.38	.38
Net gain (loss) on investments (realized and unrealized)	4.86	.49	(2.79)	1.95	1.19	.10

Total from investment operations	5.02	.82	(2.46)	2.29	1.57	.48

Less distributions from:
Net investment income	(.16)	(.33)	(.33)	(.33)	(.38)	(.38)

Total distributions	(.16)	(.33)	(.33)	(.33)	(.38)	(.38)

Net asset value, end of period	$16.31	$11.45	$10.96	$13.75	$11.79	$10.60

Total Return[c]	44.19%	7.35%	(17.98%)	19.84%	15.13%	4.71%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,116	$2,753	$5,576	$11,119	$20,374	$11,460

Ratios to average net assets:
Net investment income	2.47%	2.75%	2.84%	2.74%	3.44%	3.64%
Total expenses	1.22%	1.23%	1.24%	1.23%	1.22%	1.22%

Portfolio turnover rate	764%	1,930%	1,503%	1,794%	1,142%	1,357%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$11.42	$10.94	$13.72	$11.77	$10.59	$10.50

Income (loss) from investment operations:
Net investment income[b]	.11	.24	.25	.25	.30	.31
Net gain (loss) on investments (realized and unrealized)	4.85	.48	(2.78)	1.94	1.18	.08

Total from investment operations	4.96	.72	(2.53)	2.19	1.48	.39

Less distributions from:
Net investment income	(.11)	(.24)	(.25)	(.24)	(.30)	(.30)

Total distributions	(.11)	(.24)	(.25)	(.24)	(.30)	(.30)

Net asset value, end of period	$16.27	$11.42	$10.94	$13.72	$11.77	$10.59

Total Return[c]	43.68%	6.47%	(18.56%)	18.90%	14.20%	3.84%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,700	$6,091	$12,695	$5,502	$6,239	$15,640

Ratios to average net assets:
Net investment income	1.71%	1.93%	2.17%	2.00%	2.80%	2.93%
Total expenses	1.97%	1.97%	2.00%	1.97%	1.98%	1.96%

Portfolio turnover rate	764%	1,930%	1,503%	1,794%	1,142%	1,357%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

202 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2011

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
OBJECTIVE: Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Inception Dates:

Investor Class	March 3, 1995
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	March 28, 2001
The Fund invests principally in short sales and derivative investments such as futures contracts.
the RYDEX | SGI series funds semi-annual report | 203

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 55.9%
Farmer Mac[1]
0.15% due 03/23/12	$40,000,000	$39,994,280
0.24% due 10/28/11	25,000,000	24,999,650
0.11% due 02/29/12	25,000,000	24,997,925
0.29% due 11/18/11	11,000,000	10,999,714

Total Farmer Mac		100,991,569

Freddie Mac[2]
0.12% due 01/24/12	25,000,000	24,998,425
0.11% due 02/06/12	25,000,000	24,998,250
0.19% due 05/15/12	25,000,000	24,992,200

Total Freddie Mac		74,988,875

Federal Farm Credit Bank[1]
0.19% due 05/31/12	25,000,000	24,991,625

Total Federal Agency Discount Notes (Cost $200,856,755)		200,972,069

FEDERAL AGENCY NOTES†† - 44.5%
Federal Home Loan Bank[1]
0.29% due 11/18/11	25,000,000	25,005,475
0.12% due 02/24/12	25,000,000	25,000,975
0.25% due 06/21/12	25,000,000	24,996,425
0.25% due 07/02/12	25,000,000	24,994,275
0.23% due 06/28/12	25,000,000	24,988,975
0.20% due 06/15/12	25,000,000	24,987,775
0.30% due 10/14/11	10,000,000	10,000,580
Total Federal Agency Notes (Cost $159,990,677)		159,974,480

REPURCHASE AGREEMENTS†† - 85.4%
Joint Repurchase Agreements[3]
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	3,388,107	3,388,107
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	1,675,675	1,675,675
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	1,190,868	1,190,868
Individual Repurchase Agreement[4]
Barclays Capital issued 09/30/11 at —0.25% due 10/03/11 (Secured by a U.S. Treasury Bond, at a rate of 3.75% and maturing 08/15/41 as collateral, with a Value of $305,303,226) to be repurchased at $300,571,164	$300,577,426	$300,577,426

Total Repurchase Agreements (Cost $306,832,076)		306,832,076

Total Long Investments — 185.8% (Cost $667,679,508)		$667,778,625

U.S. GOVERNMENT SECURITIES SOLD SHORT† — (82.7)%
U.S. Treasury Bond 3.75% due 08/15/41	254,245,000	(297,228,295)

Total U.S. Government Securities Sold Short (Proceeds $264,144,250)		(297,228,295)

Liabilities, Less Cash & Other Assets — (3.1)%		(11,163,041)

Total Net Assets — 100.0%		$359,387,289

		Unrealized
	Contracts	Loss

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2011 Ultra Long-Term U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $75,743,500)	476	$(4,592,495)

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[3]	Repurchase Agreements — See Note 5.

[4]	All or portion of this security is pledged as short collateral at September 30,2011.

204 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $360,847,432)	$360,946,549
Repurchase agreements, at value (cost $306,832,076)	306,832,076
Segregated cash with broker	2,380,000
Receivables:
Fund shares sold	3,744,755
Interest	121,589

Total assets	674,024,969

Liabilities:
Securities sold short, at value (proceeds $264,144,250)	297,228,295
Payable for:
Securities purchased	13,093,500
Fund shares redeemed	1,381,379
Management fees	299,581
Distribution and service fees	88,592
Transfer agent and administrative fees	83,217
Portfolio accounting fees	30,102
Miscellaneous	2,433,014

Total liabilities	314,637,680

Net assets	$359,387,289

Net assets consist of:
Paid in capital	$892,342,764
Accumulated net investment loss	(12,407,024)
Accumulated net realized loss on investments	(482,971,028)
Net unrealized depreciation on investments	(37,577,423)

Net assets	$359,387,289

Investor Class:
Net assets	$221,419,906
Capital shares outstanding	23,831,357
Net asset value per share	$9.29

Advisor Class:
Net assets	$17,249,286
Capital shares outstanding	1,931,474
Net asset value per share	$8.93

A-Class:
Net assets	$46,156,012
Capital shares outstanding	5,084,253
Net asset value per share	$9.08

Maximum offering price per share (Net asset value divided by 95.25%)	$9.53

C-Class:
Net assets	$74,562,085
Capital shares outstanding	8,928,124
Net asset value per share	$8.35

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Interest	$415,597

Total investment income	415,597

Expenses:
Management fees	2,478,246
Transfer agent and administrative fees	688,401
Distribution and service fees:
Advisor Class	103,825
A-Class	80,820
C-Class	523,050
Portfolio accounting fees	229,281
Interest expense	8,251,846
Trustees’ fees*	176,459
Miscellaneous	290,693

Total expenses	12,822,621

Net investment loss	(12,407,024)

Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Futures contracts	(47,119,707)
Securities sold short	(90,641,827)

Net realized loss	(137,761,534)

Net change in unrealized appreciation (depreciation) on:
Investments	(23,568)
Securities sold short	(23,095,457)
Futures contracts	(4,262,107)

Net change in unrealized appreciation (depreciation)	(27,381,132)

Net realized and unrealized loss	(165,142,666)

Net decrease in net assets resulting from operations	$(177,549,690)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 205

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(12,407,024)	$(30,208,843)
Net realized loss on investments	(137,761,534)	(28,164,676)
Net change in unrealized appreciation (depreciation) on investments	(27,381,132)	(13,957,821)

Net decrease in net assets resulting from operations	(177,549,690)	(72,331,340)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	393,873,285	1,015,107,588
Advisor Class	889,889,469	1,581,298,508
A-Class	8,364,233	55,076,811
C-Class	27,652,687	53,771,581
Cost of shares redeemed
Investor Class	(470,284,118)	(942,202,484)
Advisor Class	(901,867,121)	(1,599,920,603)
A-Class	(15,357,975)	(52,462,669)
C-Class	(34,107,313)	(63,407,171)

Net increase (decrease) from capital share transactions	(101,836,853)	47,261,561

Net decrease in net assets	(279,386,543)	(25,069,779)
Net assets:
Beginning of period	638,773,832	663,843,611

End of period	$359,387,289	$638,773,832

Accumulated net investment loss at end of period	$(12,407,024)	$—

Capital share activity:
Shares sold
Investor Class	33,984,405	77,699,043
Advisor Class	77,671,548	126,977,398
A-Class	698,960	4,274,325
C-Class	2,529,899	4,548,281
Shares redeemed
Investor Class	(41,188,037)	(72,375,726)
Advisor Class	(79,296,631)	(128,126,460)
A-Class	(1,355,372)	(4,113,451)
C-Class	(3,287,636)	(5,373,749)

Net increase (decrease) in shares	(10,242,864)	3,509,661

206 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011[a]	2011	2010	2009	2008	2007[e]

Per Share Data
Net asset value, beginning of period	$13.08	$14.65	$13.32	$16.81	$19.37	$19.69

Income (loss) from investment operations:
Net investment income (loss)[b]	(.25)	(.62)	(.33)	(.11)	.49	(.09)
Net gain (loss) on investments (realized and unrealized)	(3.54)	(.95)	1.66	(3.38)	(2.39)	.40

Total from investment operations	(3.79)	(1.57)	1.33	(3.49)	(1.90)	.31

Less distributions from:
Net investment income	—	—	—	—	(.66)	(.63)

Total distributions	—	—	—	—	(.66)	(.63)

Net asset value, end of period	$9.29	$13.08	$14.65	$13.32	$16.81	$19.37

Total Return[c]	(28.98%)	(10.72% )	9.98%	(20.76% )	(9.98% )	1.66%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$221,420	$406,031	$376,574	$269,155	$237,900	$313,117

Ratios to average net assets:
Net investment income (loss)	(4.25%)	(4.78%)	(2.23%)	(0.72%)	2.56%	3.68%
Total expenses	4.40%	5.06%	2.53%	2.80%	3.45%	4.97%
Operating expenses[d]	1.40%	1.42%	1.41%	1.41%	1.40%	1.36%

Portfolio turnover rate	429%	771%	985%	584%	550%	192%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011[a]	2011	2010	2009	2008	2007[e]

Per Share Data
Net asset value, beginning of period	$12.60	$14.17	$12.95	$16.41	$19.01	$19.43

Income (loss) from investment operations:
Net investment income (loss)[b]	(.27)	(.66)	(.39)	(.18)	.34	(.18)
Net gain (loss) on investments (realized and unrealized)	(3.40)	(.91)	1.61	(3.28)	(2.28)	.39

Total from investment operations	(3.67)	(1.57)	1.22	(3.46)	(1.94)	.21

Less distributions from:
Net investment income	—	—	—	—	(.66)	(.63)

Total distributions	—	—	—	—	(.66)	(.63)

Net asset value, end of period	$8.93	$12.60	$14.17	$12.95	$16.41	$19.01

Total Return[c]	(29.13%)	(11.08% )	9.42%	(21.08% )	(10.39% )	1.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,249	$44,798	$66,668	$35,153	$24,891	$43,782

Ratios to average net assets:
Net investment income (loss)	(4.76%)	(5.28%)	(2.79%)	(1.19%)	1.84%	3.18%
Total expenses	4.91%	5.56%	3.09%	3.36%	4.10%	5.47%
Operating expenses[d]	1.90%	1.91%	1.91%	1.91%	1.90%	1.86%

Portfolio turnover rate	429%	771%	985%	584%	550%	192%

See Notes to Financial Statements.	The RYDEX | SGI series funds semi-annual report | 207

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007[e]

Per Share Data
Net asset value, beginning of period	$12.80	$14.36	$13.10	$16.57	$19.16	$19.52

Income (loss) from investment operations:
Net investment income (loss)[b]	(.26)	(.64)	(.35)	(.15)	.44	(.14)
Net gain (loss) on investments (realized and unrealized)	(3.46)	(.92)	1.61	(3.32)	(2.37)	.41

Total from investment operations	(3.72)	(1.56)	1.26	(3.47)	(1.93)	.27

Less distributions from:
Net investment income	—	—	—	—	(.66)	(.63)

Total distributions	—	—	—	—	(.66)	(.63)

Net asset value, end of period	$9.08	$12.80	$14.36	$13.10	$16.57	$19.16

Total Return[c]	(29.06%)	(10.86% )	9.62%	(20.94% )	(10.25% )	1.47%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$46,156	$73,475	$80,151	$54,574	$37,256	$69,606

Ratios to average net assets:
Net investment income (loss)	(4.50%)	(5.03%)	(2.47%)	(0.94%)	2.37%	3.43%
Total expenses	4.65%	5.31%	2.77%	3.00%	3.86%	5.22%
Operating expenses[d]	1.65%	1.67%	1.66%	1.65%	1.65%	1.61%

Portfolio turnover rate	429%	771%	985%	584%	550%	192%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007[e]

Per Share Data
Net asset value, beginning of period	$11.82	$13.36	$12.28	$15.65	$18.26	$18.78

Income (loss) from investment operations:
Net investment income (loss)[b]	(.28)	(.68)	(.43)	(.25)	.29	(.27)
Net gain (loss) on investments (realized and unrealized)	(3.19)	(.86)	1.51	(3.12)	(2.24)	.38

Total from investment operations	(3.47)	(1.54)	1.08	(3.37)	(1.95)	.11

Less distributions from:
Net investment income	—	—	—	—	(.66)	(.63)

Total distributions	—	—	—	—	(.66)	(.63)

Net asset value, end of period	$8.35	$11.82	$13.36	$12.28	$15.65	$18.26

Total Return[c]	(29.36%)	(11.53% )	8.79%	(21.53% )	(10.87% )	0.67%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$74,562	$114,470	$140,451	$123,413	$124,572	$213,175

Ratios to average net assets:
Net investment income (loss)	(5.24%)	(5.78%)	(3.17%)	(1.70%)	1.62%	2.68%
Total expenses	5.39%	6.06%	3.47%	3.81%	4.44%	5.97%
Operating expenses[d]	2.40%	2.42%	2.41%	2.41%	2.40%	2.36%

Portfolio turnover rate	429%	771%	985%	584%	550%	192%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Operating expenses exclude interest and dividend expense from securities sold short.

[e]	Prior to April 1, 2007, the Fund operated under a Master-Feeder Structure. Ratios represent combined net investment income of the former Master Portfolio and the Fund. Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended March 31, 2007.

208 | The RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2011
HIGH YIELD STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate to the performance of the high yield bond market.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Inception Dates:

A-Class	April 16, 2007
C-Class	April 16, 2007
H-Class	April 16, 2007
The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.
The RYDEX SGI Series Funds Semi-Annual Report | 209

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
HIGH YIELD STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 116.9%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	$16,590,519	$16,590,519
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	8,205,267	8,205,267
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	5,831,313	5,831,313

Total Repurchase Agreements (Cost $30,627,099)		30,627,099

Total Investments — 116.9% (Cost $30,627,099)		$30,627,099

Liabilities, Less Cash & Other Assets — (16.9)%		(4,431,342)

Total Net Assets — 100.0%		$26,195,757

		Unrealized
	Contracts	Gain

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $16,667,438)	136	$15,334
CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††,2

						Upfront
		Protection	Maturity	Notional	Notional	Premiums	Unrealized
Index	Counterparty	Premium Rate	Date	Principal	Value	Received	Depreciation

CDX.NA.HY-17 Index	Credit Suisse International	5.00%	12/20/16	$(14,300,000)	$(12,441,000)	$(1,471,746)	$(387,254)
CDX.NA.HY-17 Index	Barclays Bank plc	5.00%	12/20/16	(12,500,000)	(10,875,000)	(1,236,804)	(388,196)
CDX.NA.HY-17 Index	Goldman Sachs International	5.00%	12/20/16	(2,500,000)	(2,175,000)	(249,607)	(75,393)

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

[2]	Credit Default Swaps — See Note 6. plc — Public Limited Company

210 | The RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

HIGH YIELD STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Repurchase agreements, at value (cost $30,627,099)	$30,627,099
Segregated cash with broker	7,515,690
Receivables:
Securities sold	236,250
Protection fees on credit default swaps	55,460
Variation margin	7,965
Fund shares sold	6

Total assets	38,442,470

Liabilities:
Unamortized upfront premium received	2,958,157
Unrealized depreciation on swap agreements	850,843
Payable for:
Fund shares redeemed	7,214,879
Credit default swap settlement	1,120,000
Management fees	25,281
Distribution and service fees	12,969
Transfer agent and administrative fees	8,427
Portfolio accounting fees	3,371
Miscellaneous	52,786

Total liabilities	12,246,713

Net assets	$26,195,757

Net assets consist of:
Paid in capital	$33,713,148
Undistributed net investment income	1,561,888
Accumulated net realized loss on investments	(8,243,770)
Net unrealized depreciation on investments	(835,509)

Net assets	$26,195,757

A-Class:
Net assets	$12,773,247
Capital shares outstanding	614,823
Net asset value per share	$20.78

Maximum offering price per share (Net asset value divided by 95.25%)	$21.81

C-Class:
Net assets	$7,002,559
Capital shares outstanding	351,001
Net asset value per share	$19.95

H-Class:
Net assets	$6,419,951
Capital shares outstanding	309,547
Net asset value per share	$20.75

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Interest	$21,550
Dividends	14,085

Total investment income	35,635

Expenses:
Management fees	593,683
Transfer agent and administrative fees	197,894
Distribution and service fees:
A-Class	13,265
C-Class	34,454
H-Class	176,016
Portfolio accounting fees	76,679
Registration fees	72,268
Trustees’ fees*	10,151
Miscellaneous	53,563

Total expenses	1,227,973

Net investment loss	(1,192,338)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(137,098)
Swap agreements	(14,086,768)
Futures contracts	11,482,135

Net realized loss	(2,741,731)

Net change in unrealized appreciation (depreciation) on:
Swap agreements	(852,315)
Futures contracts	38,288

Net change in unrealized appreciation (depreciation)	(814,027)

Net realized and unrealized loss	(3,555,758)

Net increase in net assets resulting from operations	$(4,748,096)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 211

HIGH YIELD STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(1,192,338)	$(2,645,405)
Net realized gain (loss) on investments	(2,741,731)	17,982,503
Net change in unrealized appreciation (depreciation) on investments	(814,027)	(10,835)

Net increase (decrease) in net assets resulting from operations	(4,748,096)	15,326,263

Distributions to shareholders from:
Net investment income
A-Class	—	(1,422,631)
C-Class	—	(626,512)
H-Class	—	(2,761,602)

Total distributions to shareholders	—	(4,810,745)

Capital share transactions:
Proceeds from sale of shares
A-Class	36,666,737	102,263,958
C-Class	43,631,619	68,379,959
H-Class	437,266,080	1,145,448,113
Distributions reinvested
A-Class	—	942,150
C-Class	—	577,687
H-Class	—	2,516,782
Cost of shares redeemed
A-Class	(37,414,366)	(92,522,654)
C-Class	(42,229,537)	(66,540,825)
H-Class	(543,771,807)	(1,059,304,080)

Net increase (decrease) from capital share transactions	(105,851,274)	101,761,090

Net increase (decrease) in net assets	(110,599,370)	112,276,608
Net assets:
Beginning of period	136,795,127	24,518,519

End of period	$26,195,757	$136,795,127

Undistributed net investment income at end of period	$1,561,888	$2,754,226

Capital share activity:
Shares sold
A-Class	1,655,986	4,689,630
C-Class	2,059,925	3,271,747
H-Class	19,613,895	53,236,425
Shares issued from reinvestment of distributions
A-Class	—	43,801
C-Class	—	27,800
H-Class	—	117,169
Shares redeemed
A-Class	(1,703,596)	(4,306,080)
C-Class	(1,998,211)	(3,178,877)
H-Class	(24,594,396)	(48,866,599)

Net increase (decrease) in shares	(4,966,397)	5,035,016

212 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

HIGH YIELD STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008[b]

Per Share Data
Net asset value, beginning of period	$21.98	$20.42	$16.64	$24.31	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.15)	(.30)	(.26)	(.16)	.69
Net gain (loss) on investments (realized and unrealized)	(1.05)	3.37	5.39	(3.51)	(1.31)

Total from investment operations	(1.20)	3.07	5.13	(3.67)	(.62)

Less distributions from:
Net investment income	—	(1.51)	(1.35)	(4.00)	(.07)

Total distributions	—	(1.51)	(1.35)	(4.00)	(.07)

Net asset value, end of period	$20.78	$21.98	$20.42	$16.64	$24.31

Total Return[d]	(5.46%)	15.21%	31.07%	(16.15% )	(2.49%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,773	$14,561	$4,800	$5,748	$10,530

Ratios to average net assets:
Net investment income (loss)	(1.39%)	(1.40%)	(1.37%)	(0.71%)	2.79%
Total expenses	1.52%	1.54%	1.54%	1.57%	1.50%

Portfolio turnover rate	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008[b]

Per Share Data
Net asset value, beginning of period	$21.19	$19.87	$16.33	$24.12	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.23)	(.45)	(.40)	(.25)	.46
Net gain (loss) on investments (realized and unrealized)	(1.01)	3.28	5.29	(3.54)	(1.27)

Total from investment operations	(1.24)	2.83	4.89	(3.79)	(.81)

Less distributions from:
Net investment income	—	(1.51)	(1.35)	(4.00)	(.07)

Total distributions	—	(1.51)	(1.35)	(4.00)	(.07)

Net asset value, end of period	$19.95	$21.19	$19.87	$16.33	$24.12

Total Return[d]	(5.85%)	14.40%	30.17%	(16.83% )	(3.25%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,003	$6,129	$3,351	$1,773	$1,001

Ratios to average net assets:
Net investment income (loss)	(2.14%)	(2.13%)	(2.13%)	(1.21%)	1.90%
Total expenses	2.27%	2.28%	2.29%	2.32%	2.22%

Portfolio turnover rate	—	—	—	—	—

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 213

HIGH YIELD STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,
H-Class	2011[a]	2011	2010	2009	2008[b]

Per Share Data
Net asset value, beginning of period	$21.95	$20.38	$16.61	$24.28	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.17)	(.30)	(.26)	(.04)	.62
Net gain (loss) on investments (realized and unrealized)	(1.03)	3.38	5.38	(3.63)	(1.27)

Total from investment operations	(1.20)	3.08	5.12	(3.67)	(.65)

Less distributions from:
Net investment income	—	(1.51)	(1.35)	(4.00)	(.07)

Total distributions	—	(1.51)	(1.35)	(4.00)	(.07)

Net asset value, end of period	$20.75	$21.95	$20.38	$16.61	$24.28

Total Return[d]	(5.47%)	15.29%	31.07%	(16.16% )	(2.61%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,420	$116,106	$16,368	$239,528	$64,290

Ratios to average net assets:
Net investment income (loss)	(1.48%)	(1.38%)	(1.37%)	(0.20%)	2.55%
Total expenses	1.52%	1.53%	1.53%	1.56%	1.49%

Portfolio turnover rate	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: April 16, 2007. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

214 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2011
INVERSE HIGH YIELD STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that inversely correlate to the performance of the high yield bond market.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Inception Dates:

A-Class	April 16, 2007
C-Class	April 16, 2007
H-Class	April 16, 2007
The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.
the RYDEX | SGI series funds semi-annual report | 215

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
INVERSE HIGH YIELD STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 66.0%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	$16,254,947	$16,254,947
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	8,039,301	8,039,301
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	5,713,364	5,713,364

Total Repurchase Agreements (Cost $30,007,612)		30,007,612

Total Investments — 66.0% (Cost $30,007,612)		$30,007,612

Cash & Other Assets, Less Liabilities — 34.0%		15,451,153

Total Net Assets — 100.0%		$45,458,765

		Unrealized
	Contracts	Gain

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $33,334,875)	272	$32,441
CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††

						Upfront
		Protection	Maturity	Notional	Notional	Premiums	Unrealized
Index	Counterparty	Premium Rate	Date	Principal	Value	Paid	Appreciation

CDX.NA.HY-17 Index	Credit Suisse International	5.00%	12/20/16	$32,800,000	$28,536,000	$3,531,580	$732,420
CDX.NA.HY-17 Index	Barclays Bank plc	5.00%	12/20/16	11,000,000	9,570,000	1,100,891	329,109
CDX.NA.HY-17 Index	Goldman Sachs International	5.00%	12/20/16	2,500,000	2,175,000	249,607	75,393

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

216 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

INVERSE HIGH YIELD STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Repurchase agreements, at value (cost $30,007,612)	$30,007,612
Segregated cash with broker	3,924,053
Unamortized upfront premiums received on credit default swaps	4,882,078
Unrealized appreciation on swap agreements	1,136,922
Receivables:
Fund shares sold	6,812,446

Total assets	46,763,111

Liabilities:
Payable for:
Credit default swap settlement	1,157,500
Fund shares redeemed	28,810
Management fees	19,358
Distribution and service fees	6,907
Transfer agent and administrative fees	6,453
Portfolio accounting fees	2,581
Protection fees on credit default swaps	57,123
Miscellaneous	25,614

Total liabilities	1,304,346

Net assets	$45,458,765

Net assets consist of:
Paid in capital	$53,325,759
Accumulated net investment loss	(175,619)
Accumulated net realized loss on investments	(8,860,738)
Net unrealized appreciation on investments	1,169,363

Net assets	$45,458,765

A-Class:
Net assets	$4,235,887
Capital shares outstanding	129,406
Net asset value per share	$32.73

Maximum offering price per share (Net asset value divided by 95.25%)	$34.37

C-Class:
Net assets	$761,999
Capital shares outstanding	24,022
Net asset value per share	$31.71

H-Class:
Net assets	$40,460,879
Capital shares outstanding	1,233,913
Net asset value per share	$32.78

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Interest	$2,766

Total investment income	2,766

Expenses:
Management fees	86,522
Transfer agent and administrative fees	28,841
Distribution and service fees:
A-Class	4,449
C-Class	4,719
H-Class	23,212
Portfolio accounting fees	11,536
Trustees’ fees*	490
Miscellaneous	18,616

Total expenses	178,385

Net investment loss	(175,619)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	891,998
Futures contracts	(1,010,234)

Net realized loss	(118,236)

Net change in unrealized appreciation (depreciation) on:
Swap agreements	1,137,085
Futures contracts	(147,086)

Net change in unrealized appreciation (depreciation)	989,999

Net realized and unrealized gain	871,763

Net increase in net assets resulting from operations	$696,144

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 217

INVERSE HIGH YIELD STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(175,619)	$(276,545)
Net realized loss on investments	(118,236)	(4,368,493)
Net change in unrealized appreciation (depreciation) on investments	989,999	152,532

Net increase (decrease) in net assets resulting from operations	696,144	(4,492,506)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	39,300,133	40,028,327
C-Class	4,858,182	5,760,752
H-Class	136,487,624	230,820,350
Cost of shares redeemed
A-Class	(36,400,639)	(39,859,655)
C-Class	(6,618,639)	(4,931,877)
H-Class	(106,610,483)	(245,856,867)

Net increase (decrease) from capital share transactions	31,016,178	(14,038,970)

Net increase (decrease) in net assets	31,712,322	(18,531,476)
Net assets:
Beginning of period	13,746,443	32,277,919

End of period	$45,458,765	$13,746,443

Accumulated net investment loss at end of period	$(175,619)	$—

Capital share activity:
Shares sold
A-Class	1,253,331	1,182,246
C-Class	162,071	179,518
H-Class	4,346,832	6,507,282
Shares redeemed
A-Class	(1,171,192)	(1,193,892)
C-Class	(219,518)	(152,460)
H-Class	(3,415,647)	(6,928,732)

Net increase (decrease) in shares	955,877	(406,038)

218 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

INVERSE HIGH YIELD STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008[b]

Per Share Data
Net asset value, beginning of period	$31.99	$38.51	$55.13	$51.26	$50.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.23)	(.47)	(.63)	(.10)	.54
Net gain (loss) on investments (realized and unrealized)	.97	(6.05)	(15.60)	5.29	.72

Total from investment operations	.74	(6.52)	(16.23)	5.19	1.26

Less distributions from:
Net realized gains	—	—	(.39)	(1.32)	—

Total distributions	—	—	(.39)	(1.32)	—

Net asset value, end of period	$32.73	$31.99	$38.51	$55.13	$51.26

Total Return[d]	2.35%	(16.96% )	29.47%	10.17%	2.52%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,236	$1,512	$2,269	$2,278	$1,673

Ratios to average net assets:
Net investment income (loss)	(1.49%)	(1.39%)	(1.43%)	(0.19%)	1.09%
Total expenses	1.51%	1.53%	1.54%	1.52%	1.52%

Portfolio turnover rate	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008[b]

Per Share Data
Net asset value, beginning of period	$31.12	$37.77	$54.49	$51.06	$50.00

Income (loss) from investment operations:
Net investment loss[c]	(.34)	(.72)	(.95)	(.52)	(.62)
Net gain (loss) on investments (realized and unrealized)	.93	(5.93)	(15.38)	5.27	1.68

Total from investment operations	.59	(6.65)	(16.33)	4.75	1.06

Less distributions from:
Net realized gains	—	—	(.39)	(1.32)	—

Total distributions	—	—	(.39)	(1.32)	—

Net asset value, end of period	$31.71	$31.12	$37.77	$54.49	$51.06

Total Return[d]	1.90%	(17.61% )	(30.00% )	9.34%	2.12%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$762	$2,535	$2,055	$869	$2,958

Ratios to average net assets:
Net investment loss	(2.25%)	(2.13%)	(2.18%)	(1.00%)	(1.25%)
Total expenses	2.27%	2.28%	2.29%	2.28%	2.26%

Portfolio turnover rate	—	—	—	—	—

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 219

INVERSE HIGH YIELD STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,
H-Class	2011[a]	2011	2010	2009	2008[b]

Per Share Data
Net asset value, beginning of period	$32.04	$38.60	$55.26	$51.38	$50.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.24)	(.50)	(.61)	(.29)	1.44
Net gain (loss) on investments (realized and unrealized)	.98	(6.06)	(15.66)	5.49	(.06)

Total from investment operations	.74	(6.56)	(16.27)	5.20	1.38

Less distributions from:
Net realized gains	—	—	(.39)	(1.32)	—

Total distributions	—	—	(.39)	(1.32)	—

Net asset value, end of period	$32.78	$32.04	$38.60	$55.26	$51.38

Total Return[d]	2.31%	(16.99% )	(29.47% )	10.17%	2.76%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40,461	$9,699	$27,954	$13,799	$6,536

Ratios to average net assets:
Net investment income (loss)	(1.49%)	(1.38%)	(1.43%)	(0.55%)	2.84%
Total expenses	1.52%	1.53%	1.53%	1.53%	1.52%

Portfolio turnover rate	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: April 16, 2007. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

220 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2011
U.S. GOVERNMENT MONEY MARKET FUND
OBJECTIVE: Seeks to provide security of principal, high current income, and liquidity.
     Holdings Diversification (Market Exposure as % of Net Assets)
FAN — Federal Agency Notes.
FADN — Federal Agency Discount Notes.
Inception Dates:

Investor Class	December 1, 1993
Investor2 Class	July 10, 2009
Advisor Class	April 1, 1998
A-Class	March 31, 2004
C-Class	October 19, 2000
The Fund invests principally in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and enters into repurchase agreements fully collateralized by U.S. government securities.
the RYDEX | SGI series funds semi-annual report | 221

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
U.S. GOVERNMENT MONEY MARKET FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 23.0%
Federal Home Loan Bank[1]
0.00% due 10/28/11	$100,000,000	$99,999,925
0.11% due 02/10/12	25,000,000	24,989,917
0.21% due 01/05/12	5,000,000	4,997,200
Federal Farm Credit Bank[1]
0.12% due 02/08/12	20,000,000	19,991,333
0.18% due 04/18/12	20,000,000	19,980,000
0.10% due 11/16/11	15,000,000	14,998,083
0.14% due 02/02/12	15,000,000	14,992,767
0.25% due 10/13/11	10,000,000	9,999,167
0.19% due 10/24/11	10,000,000	9,998,786
0.21% due 12/28/11	10,000,000	9,994,867
0.14% due 05/15/12	10,000,000	9,991,172
Fannie Mae[2]
0.12% due 02/08/12	25,000,000	24,989,618
0.20% due 06/01/12	25,000,000	24,966,111
0.06% due 03/28/12	17,000,000	16,994,506
0.21% due 10/03/11	10,000,000	9,999,883
0.14% due 01/09/12	10,000,000	9,996,111
Freddie Mac[2]
0.13% due 12/05/11	25,000,000	24,994,132
0.12% due 04/10/12	25,000,000	24,983,333
0.10% due 12/08/11	20,000,000	19,996,222
Farmer Mac[1]
0.12% due 12/06/11	20,000,000	19,995,600
0.20% due 05/15/12	15,000,000	14,981,083
0.17% due 07/24/12	15,000,000	14,978,963

Total Federal Agency Discount Notes (Cost $446,808,779)		446,808,779

FEDERAL AGENCY NOTES†† - 5.7%
Federal Home Loan Bank[1]
0.25% due 03/07/12	25,000,000	24,999,773
0.10% due 03/30/12	25,000,000	24,998,757
0.30% due 10/14/11	15,000,000	15,000,169
0.16% due 04/02/12	15,000,000	14,999,499
0.14% due 03/26/12	15,000,000	14,998,739
0.15% due 06/07/12	15,000,000	14,997,126

Total Federal Agency Notes (Cost $109,994,063)		109,994,063

REPURCHASE AGREEMENTS††,3 - 62.7%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	574,799,805	574,799,805
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	354,713,419	354,713,419
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	284,281,980	284,281,980

Total Repurchase Agreements (Cost $1,213,795,204)		1,213,795,204

COMMERCIAL PAPER†† - 5.7%
General Re Corp.
0.07% due 11/02/11	10,000,000	9,999,378
Danske Corp.
0.24% due 10/14/11	10,000,000	9,999,133
Toyota Motor Credit Co.
0.18% due 10/21/11	10,000,000	9,999,000
American Honda Finance
0.14% due 11/02/11	10,000,000	9,998,756
Prudential plc
0.44% due 11/07/11	10,000,000	9,995,478
Coca-Cola Co.
0.17% due 11/01/11	5,000,000	4,999,268
0.20% due 03/01/12	5,000,000	4,995,778
Nestle Capital Corp.
0.17% due 12/01/11	5,000,000	4,998,560
0.21% due 04/03/12	5,000,000	4,994,604
Barclays (US) Funding, LLC
0.42% due 11/15/11	5,000,000	4,997,375
0.40% due 02/14/12	5,000,000	4,992,444
Westpack Banking Corp.
0.28% due 11/04/11	5,000,000	4,998,678
0.48% due 03/12/12	5,000,000	4,989,177
UBS Finance (DE), LLC
0.45% due 12/02/11	5,000,000	4,996,125
0.41% due 03/12/12	5,000,000	4,990,718
Sheffield Receivables Corp.
0.17% due 10/17/11	5,000,000	4,999,622
0.24% due 11/18/11	5,000,000	4,998,400

Total Commercial Paper (Cost $109,942,494)		109,942,494

Total Investments — 97.1% (Cost $1,880,540,540)		$1,880,540,540

Other Assets, Less Liabilities — 2.9%		56,349,601

Total Net Assets — 100.0%		$1,936,890,141

††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5. plc — Public Limited Company

222 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $666,745,336)	$666,745,336
Repurchase agreements, at value (cost $1,213,795,204)	1,213,795,204
Receivables:
Fund shares sold	104,442,274
Interest	55,456

Total assets	1,985,038,270

Liabilities:
Overdraft due to custodian bank	11,852
Payable for:
Fund shares redeemed	47,260,050
Miscellaneous	876,227

Total liabilities	48,148,129

Net assets	$1,936,890,141

Net assets consist of:
Paid in capital	$1,936,846,754
Undistributed net investment income	680
Accumulated net realized gain on investments	42,707
Net unrealized appreciation on investments	—

Net assets	$1,936,890,141

Investor Class:
Net assets	$900,892,800
Capital shares outstanding	901,286,903
Net asset value per share	$1.00

Investor2 Class:
Net assets	$43,944,253
Capital shares outstanding	43,940,736
Net asset value per share	$1.00

Advisor Class:
Net assets	$892,573,505
Capital shares outstanding	892,684,154
Net asset value per share	$1.00

A-Class:
Net assets	$39,722,454
Capital shares outstanding	39,738,907
Net asset value per share	$1.00

C-Class:
Net assets	$59,757,129
Capital shares outstanding	59,807,023
Net asset value per share	$1.00

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Interest	$585,003

Total investment income	585,003

Expenses:
Management fees	2,932,161
Transfer agent and administrative fees	1,172,877
Distribution and service fees:
Advisor Class	580,049
C-Class	265,849
Portfolio accounting fees	345,144
Trustees’ fees*	37,218
Miscellaneous	947,748

Total expenses	6,281,046

Less:
Expenses waived by service company	(1,509,384)
Expenses waived by distributor	(845,908)
Expenses waived by advisor	(3,344,663)

Total waived expenses	(5,699,955)

Net expenses	581,091

Net investment income	3,912

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	23,099

Net realized gain	23,099

Net change in unrealized appreciation (depreciation)	—

Net realized and unrealized gain	23,099

Net increase in net assets resulting from operations	$27,011

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 223

U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$3,912	$66,580
Net realized gain on investments	23,099	22,225

Net increase in net assets resulting from operations	27,011	88,805

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(2,845)	(44,307)
Investor2 Class	(162)	(2,773)
Advisor Class	(569)	(13,727)
A-Class	(148)	(2,159)
C-Class	(187)	(3,616)
Net realized gains
Investor Class	—	(22,699)
Investor2 Class	—	(1,157)
Advisor Class	—	(4,482)
A-Class	—	(1,101)
C-Class	—	(1,385)

Total distributions to shareholders	(3,911)	(97,406)

Capital share transactions:
Proceeds from sale of shares
Investor Class	4,482,663,813	9,630,003,112
Investor2 Class	25,962,365	48,377,228
Advisor Class	2,912,838,629	5,264,379,210
A-Class	59,658,757	151,697,120
C-Class	194,299,744	322,812,213
Distributions reinvested
Investor Class	2,816	66,874
Investor2 Class	153	3,178
Advisor Class	562	18,140
A-Class	143	3,160
C-Class	177	4,826
Cost of shares redeemed
Investor Class	(4,415,690,189)	(9,668,927,624)
Investor2 Class	(27,468,416)	(54,121,061)
Advisor Class	(2,160,172,471)	(5,248,363,560)
A-Class	(60,777,931)	(141,499,697)
C-Class	(183,566,565)	(350,392,231)

Net increase (decrease) from capital share transactions	827,751,587	(45,939,112)

Net increase (decrease) in net assets	827,774,687	(45,947,713)
Net assets:
Beginning of period	1,109,115,454	1,155,063,167

End of period	$1,936,890,141	$1,109,115,454

Undistributed net investment income at end of period	$680	$679

224 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Capital share activity:
Shares sold
Investor Class	4,482,663,815	9,630,003,112
Investor2 Class	25,962,365	48,377,228
Advisor Class	2,912,838,629	5,264,379,210
A-Class	59,658,757	151,697,119
C-Class	194,299,743	322,812,212
Shares issued from reinvestment of distributions
Investor Class	2,819	66,868
Investor2 Class	153	3,179
Advisor Class	562	18,140
A-Class	143	3,161
C-Class	177	4,825
Shares redeemed
Investor Class	(4,415,690,189)	(9,678,927,624)
Investor2 Class	(27,468,415)	(54,121,059)
Advisor Class	(2,160,172,471)	(5,248,363,560)
A-Class	(60,777,931)	(141,499,697)
C-Class	(183,566,565)	(350,392,230)

Net increase (decrease) in shares	827,751,592	(45,939,116)

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 225

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIG HTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income[b]	— [c]	— [c]	— [c]	.01	.04	.04
Net gain on investments (realized and unrealized)	—	— [c]	—	—	—	—

Total from investment operations	— [c]	— [c]	— [c]	.01	.04	.04

Less distributions from:
Net investment income	(—)[c]	(—)[c]	(—)[c]	(.01)	(.04)	(.04)
Net realized gain	—	(—)[c]	—	—	—	—

Total distributions	(—)[c]	(—)[c]	(—)[c]	(.01)	(.04)	(.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[e]	0.00%	0.01%	0.01%	1.06%	3.76%	4.26%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$900,893	$833,899	$872,765	$1,114,286	$978,584	$982,347

Ratios to average net assets:
Net investment income	— [d]	0.01%	0.01%	1.02%	3.71%	4.20%
Total expenses	0.93%	0.94%	0.93%	0.95%	0.93%	0.92%
Net expenses[f]	0.10%	0.22%	0.37%	0.90%	0.93%	0.92%

Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,
Investor2 Class	2011[a]	2011	2010[g]

Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income[b]	— [c]	— [c]	— [c]
Net gain on investments (realized and unrealized)	—	— [c]	—

Total from investment operations	— [c]	— [c]	— [c]

Less distributions from:
Net investment income	(—)[c]	(—)[c]	(—)[c]
Net realized gain	—	(—)[c]	—

Total distributions	(—)[c]	(—)[c]	(—)[c]

Net asset value, end of period	$1.00	$1.00	$1.00

Total Return[e]	0.00%	0.01%	0.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$43,944	$45,449	$51,190
Ratios to average net assets:
Net investment income	— [d]	0.01%	0.01%
Total expenses	0.93%	0.94%	0.94%
Net expenses[f]	0.10%	0.22%	0.29%

Portfolio turnover rate	—	—	—

226 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income[b]	— [c]	— [c]	— [c]	.01	.03	.04
Net gain on investments (realized and unrealized)	—	— [c]	—	—	—	—

Total from investment operations	— [c]	— [c]	— [c]	.01	.03	.04

Less distributions from:
Net investment income	(—)[c]	(—)[c]	(—)[c]	(.01)	(.03)	(.04)
Net realized gain	—	(—)[c]	—	—	—	—

Total distributions	(—)[c]	(—)[c]	(—)[c]	(.01)	(.03)	(.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[e]	0.00%	0.01%	0.01%	0.65%	3.24%	3.75%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$892,574	$139,904	$123,870	$341,425	$159,111	$204,068

Ratios to average net assets:
Net investment income (loss)	— [d]	0.01%	0.03%	0.55%	3.25%	3.70%
Total expenses	1.43%	1.44%	1.43%	1.45%	1.43%	1.42%
Net expenses[f]	0.09%	0.22%	0.37%	1.26%	1.43%	1.42%

Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income[b]	— [c]	— [c]	(—)[c]	.01	.03	.04
Net gain on investments (realized and unrealized)	—	— [c]	—	—	—	—

Total from investment operations	— [c]	— [c]	(—)[c]	.01	.03	.04

Less distributions from:
Net investment income	(—)[c]	(—)[c]	(—)[c]	(.01)	(.03)	(.04)
Net realized gain	—	(—)[c]	—	—	—	—

Total distributions	(—)[c]	(—)[c]	(—)[c]	(.01)	(.03)	(.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[e]	0.00%	0.01%	0.01%	0.85%	3.51%	4.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$39,722	$40,841	$30,640	$49,072	$21,174	$18,779

Ratios to average net assets:
Net investment income (loss)	— [d]	0.01%	(0.04%)	0.74%	3.45%	3.97%
Total expenses	0.93%	1.13%	1.18%	1.20%	1.18%	1.17%
Net expenses[f]	0.10%	0.21%	0.38%	1.09%	1.18%	1.17%

Portfolio turnover rate	—	—	—	—	—	—

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 227

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income[b]	— [c]	— [c]	(—)[c]	— [c]	.03	.03
Net gain on investments (realized and unrealized)	—	— [c]	—	—	—	—

Total from investment operations	— [c]	— [c]	(—)[c]	— [c]	.03	.03

Less distributions from:
Net investment income	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(.03)	(.03)
Net realized gain	—	(—)[c]	—	—	—	—

Total distributions	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(.03)	(.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[e]	0.00%	0.01%	0.01%	0.26%	2.74%	3.24%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$59,757	$49,023	$76,598	$135,384	$121,436	$120,415

Ratios to average net assets:
Net investment income (loss)	— [d]	0.01%	(0.05%)	0.24%	2.69%	3.20%
Total expenses	1.93%	1.94%	1.93%	1.95%	1.93%	1.92%
Net expenses[f]	0.10%	0.22%	0.39%	1.70%	1.93%	1.92%

Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Less than $0.01 per share.

[d]	Less than 0.01%.

[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[f]	Net expense information reflects the expense ratios after expense waivers.

[g]	Since commencement of operations: July 10, 2009. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

228 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization and Significant Accounting Policies Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company. The Trust offers eight separate classes of shares, Investor Class shares, Investor2 Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares, and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase.
At September 30, 2011, the Trust consisted of fifty-eight separate funds. This report covers the Target Beta and the Money Market funds (the “Funds”), while the other funds are contained in separate reports.
Security Global Investors (“SGI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative, and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. SGI, RFS and RDL are affiliated entities.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. The Trust calculates a NAV twice each business day, first in the morning and again in the afternoon for the Russell 2000® Fund and the S&P 500 Fund. All other Funds in the Trust will price at the afternoon NAV. The morning NAV is calculated at 10:45 a.m. and the afternoon NAV is calculated at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the September 30, 2011, afternoon NAV.
Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days at acquisition are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
The value of domestic equity index, corporate bond index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.
the RYDEX | SGI series funds semi-annual report | 229

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The value of foreign equity swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Investments for which market quotations are not readily available are fair valued as determined in good faith by SGI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Net investment income is computed and dividends are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Income dividends in these Funds are accrued daily. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short or incur rebate charges to borrow certain securities.
E. The Funds invested in equity and interest rate futures contracts for liquidity and index exposure. Certain Funds entered into stock, bond and currency index futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following Funds entered into futures contracts for the following purposes:

Index
Fund Name	Exposure	Liquidity

Nova Fund	x	x

S&P 500 Fund	x	x

Inverse S&P 500 Strategy Fund	x	x

NASDAQ-100®Fund	x	x

Inverse NASDAQ-100® Strategy Fund	x	x

Mid-Cap 1.5x Strategy Fund	x	x

Inverse Mid-Cap Strategy Fund	x	x

Russell 2000® 1.5x Strategy Fund	x	x
230 | the RYDEX | SGI series funds semi-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Index
Fund Name	Exposure	Liquidity

Russell 2000® Fund	x	x
Inverse Russell 2000® Strategy Fund	x	x
Europe 1.25x Strategy Fund	x	x
Japan 2x Strategy Fund	x	x
Strengthening Dollar 2x Strategy Fund	x	x
Weakening Dollar 2x Strategy Fund	x	x
Government Long Bond 1.2x Strategy Fund	x	x
Inverse Government Long Bond Strategy Fund	x	x
High Yield Strategy Fund	x	x
Inverse High Yield Strategy Fund	x	x
F. Certain Funds entered into domestic equity index, corporate bond index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.
The High Yield Strategy Fund and Inverse High Yield Strategy Fund entered into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a Fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.
The following Funds entered into swap agreements for the following purposes:

Index
Fund Name	Exposure	Liquidity

Nova Fund	x	x

S&P 500 Fund	x	x

Inverse S&P 500 Strategy Fund	x	x

NASDAQ-100® Fund	x	x

Inverse NASDAQ-100® Strategy Fund	x	x

Mid-Cap 1.5x Strategy Fund	x	x

Inverse Mid-Cap Stategy Fund	x	x

Russell 2000® 1.5x Strategy Fund	x	x

Russell 2000® Fund	x	x

Inverse Russell 2000® Strategy Fund	x	x

Strengthening Dollor 2x Strategy Fund	x	x

Weakening Dollar 2x Strategy Fund	x	x

High Yield Strategy Fund	x	x

Inverse High Yield Strategy Fund	x	x
G. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
H. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and
the RYDEX | SGI series funds semi-annual report | 231

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to Advisor Class shares and C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
J. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. Financial Instruments
As part of its investment strategy, the Funds utilized short sales and a variety of derivative instruments including futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless SGI believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. A Fund may enter into credit default swaps in which that Fund or its counterparty acts as guarantor. By acting as the guarantor of a swap, that Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.
In conjunction with the use of short sales, futures, and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, futures contracts, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3. Fees and Other Transactions with Affiliates
Under the terms of an investment advisory contract, the Trust pays SGI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds for the period ended September 30, 2011:

Management
Fees (as a % of
Fund	Net Assets)

Nova Fund	0.75%
S&P 500 Fund	0.75%
Inverse S&P 500 Strategy Fund	0.90%
Nasdaq-100® Fund	0.75%
Inverse Nasdaq-100® Strategy Fund	0.90%
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
232 | the RYDEX | SGI series funds semi-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Management
Fees (as a % of
Fund	Net Assets)
Russell 2000® 1.5x Strategy Fund	0.90%
Russell 2000® Fund	0.75%
Inverse Russell 2000® Strategy Fund	0.90%
S&P 500 Pure Growth Fund	0.75%
S&P 500 Pure Value Fund	0.75%
S&P MidCap 400 Pure Growth Fund	0.75%
S&P MidCap 400 Pure Value Fund	0.75%
S&P SmallCap 600 Pure Growth Fund	0.75%
S&P SmallCap 600 Pure Value Fund	0.75%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%
Real Estate Fund	0.85%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
High Yield Strategy Fund	0.75%
Inverse High Yield Strategy Fund	0.75%
U.S. Government Money Market Fund	0.50%
RFS provides transfer agent and administrative services to the Trust for fees calculated at the annualized rates based on the average daily net assets of the Funds. For these services, RFS receives the following:

Transfer Agent and
Administrative Fees
Fund	(as a % of Net Assets)
|
Government Long Bond 1.2x Strategy Fund	0.20%
U.S. Government Money Market Fund	0.20%
Remaining Funds	0.25%
RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets each Fund.

Fund Accounting/	(as a % of
Administration Fees	Net Assets)
|
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%
RFS engages external service providers to perform other necessary services for the Trust, such as audit related services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to various Funds within the complex based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust.
The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class shares and a Distribution Plan applicable to A-Class shares and H-Class shares for which RDL and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to RDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. RDL, in turn, will pay the Service Provider out of its fees. RDL may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class shares only, if a Service Provider provides shareholders services, RDL will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. RDL, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.
The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual 0.75% distribution fee reimburses RDL for paying the shareholder’s financial advisor an ongoing sales commission. RDL advances the first year’s service and distribution fees to the Financial Advisor. RDL retains the service and distribution fees on accounts with no authorized dealer of record.
SGI and its affiliates have voluntarily agreed to waive their fees, including but not limited to accounting, shareholder investor services and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. SGI or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When shareholder investor services fees are waived, dealer compensation will be reduced to the extent of such waiver.
During the period ended September 30, 2011, RDL retained sales charges of $216,199 relating to sales of A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of SGI, RFS and RDL.
4. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 —	quoted prices in active markets for identical securities.
Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2011:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total

Assets
Nova Fund	$31,932,653	$—	$1,330,254	$—	$—	$33,262,907
S&P 500 Fund	81,685,121	—	35,288,566	—	—	116,973,687
Inverse S&P 500 Strategy Fund	—	5,912,834	327,984,212	4,593,821	—	338,490,867
NASDAQ-100® Fund	520,792,628	—	15,614,713	—	—	536,407,341
Inverse NASDAQ-100® Strategy Fund	—	165,708	15,807,718	293,268	—	16,266,694
Mid-Cap 1.5x Strategy Fund	10,981,416	—	1,716,135	—	—	12,697,551
Inverse Mid-Cap Strategy Fund	—	221,283	9,528,325	205,749	—	9,955,357
Russell 2000® 1.5x Strategy Fund	3,056,142	—	3,590,914	—	—	6,647,056
Russell 2000® Fund	6,124,882	—	3,146,550	—	—	9,271,432
Inverse Russell 2000® Strategy Fund	—	1,054,459	46,524,370	765,666	—	48,344,495
S&P 500 Pure Growth Fund	56,521,901	—	1,283,599	—	—	57,805,500
S&P 500 Pure Value Fund	17,536,394	—	—	—	—	17,536,394
S&P MidCap 400 Pure Growth Fund	213,241,849	—	1,479,037	—	—	214,720,886
S&P MidCap 400 Pure Value Fund	6,221,994	—	54,444	—	—	6,276,438
S&P SmallCap 600 Pure Growth Fund	18,450,584	—	—	—	—	18,450,584
S&P SmallCap 600 Pure Value Fund	6,457,533	—	149,463	—	—	6,606,996
Europe 1.25x Strategy Fund	3,112,642	13,164	2,015,698	—	—	5,141,504
Japan 2x Strategy Fund	—	1,665	2,694,429	—	—	2,696,094
Strengthening Dollar 2x Strategy Fund	—	2,067,552	77,374,476	427,285	—	79,869,313
Weakening Dollar 2x Strategy Fund	—	—	22,577,992	—	—	22,577,992
Real Estate Fund	10,706,857	—	26,934	—	—	10,733,791
Government Long Bond 1.2x Strategy Fund	233,745,863	7,605,914	15,751,502	—	—	257,103,279
Inverse Government Long Bond Strategy Fund	—	—	667,778,625	—	—	667,778,625
High Yield Strategy Fund	—	15,334	30,627,099	—	—	30,642,433
Inverse High Yield Strategy Fund	—	32,441	30,007,612	1,136,922	—	31,176,975
U.S. Government Money Market Fund	—	—	1,880,540,540	—	—	1,880,540,540
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total

Liabilities
Nova Fund	$—	$80,255	$—	$531,823	$—	$612,078
S&P 500 Fund	—	281,778	—	544,456	—	826,234
NASDAQ-100® Fund	—	70,166	—	371,844	—	442,010
Mid-Cap 1.5x Strategy Fund	—	110,032	—	222,645	—	332,677
Russell 2000® 1.5x Strategy Fund	—	27,831	—	196,014	—	223,845
Russell 2000® Fund	—	3,662	—	55,386	—	59,048
Europe 1.25x Strategy Fund	—	74,431	—	—	—	74,431
Japan 2x Strategy Fund	—	27,521	—	—	—	27,521
Weakening Dollar 2x Strategy Fund	—	663,658	—	37,187	—	700,845
Inverse Government Long Bond Strategy Fund	297,228,295	4,592,495	—	—	—	301,820,790
High Yield Strategy Fund	—	—	—	850,843	—	850,843

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective April 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the Levels as of the beginning of the period. During the period ended September 30, 2011, Russell 2000® 1.5x Strategy Fund and Russell 2000® Fund had securities removed from Level 3 as a result of the sale of the security. There were no other securities that transferred between levels.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2011:

Securities

Russell 2000® 1.5x Strategy Fund
Assets:
Beginning Balance	$20
Total realized gains or losses included in earnings	(43)
Total change in unrealized gains or losses included in earnings	207
Purchases, sales, issuances, and settlements (net)
Transfers in and/or out of Level 3	(184)

Ending Balance	$—

Securities

Russell 2000® Fund
Assets:
Beginning Balance	$25
Total realized gains or losses included in earnings	(101)
Total change in unrealized gains or losses included in earnings	306
Purchases, sales, issuances, and settlements (net)
Transfers in and/or out of Level 3	(230)

Ending Balance	$—

5. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
At September 30, 2011, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Bonds
0.00%			0.00%
due 10/03/11	$930,000,000	$930,000,000	11/15/12 — 08/15/21	$1,009,143,300	$948,600,077
Credit Suisse Group			U.S. Treasury Notes
0.00%			3.50% — 3.63%
due 10/03/11	484,054,341	484,054,341	08/15/19 — 05/15/20	424,936,800	493,735,459
Mizuho Financial Group, Inc.			U.S. Treasury Notes
0.01%			0.63% — 3.63%
due 10/03/11	479,560,836	479,560,970	01/31/13 — 08/15/20	448,564,500	489,152,126

	$1,893,615,177	$1,893,615,311		$1,882,644,600	$1,931,487,662

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
6. Disclosures about Credit Derivatives
In accordance with its principal investment strategy, the High Yield Strategy Fund entered into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The table on page 210 included in the Schedule of Investments summarizes the information with regard to sold protection on credit default swap contracts as of September 30, 2011.
7. Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivatives instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.
During the period ended September 30, 2011, certain Funds sought to gain exposure to their respective benchmarks by investing in currency and financial-linked derivative instruments, including swap agreements and futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.
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Approximate percentage of Fund’s
Fund	net assets on a daily basis

Nova Fund	65%
S&P 500 Fund	40%
Inverse S&P 500 Strategy Fund	100%
NASDAQ-100® Fund	5%
Inverse NASDAQ-100® Strategy Fund	100%
Mid-Cap 1.5x Strategy Fund	70%
Inverse Mid-Cap Strategy Fund	105%
Russell 2000® 1.5x Strategy Fund	110%
Russell 2000® Fund	30%
Inverse Russell 2000® Strategy Fund	100%
Europe 1.25x Strategy Fund	70%*
Japan 2x Strategy Fund	200%*
Strengthening Dollar 2x Strategy Fund	200%
Weakening Dollar 2x Strategy Fund	205%
Government Long Bond 1.2x Strategy Fund	30%
Inverse Government Long Bond Strategy Fund	20%
High Yield Strategy Fund	100%*
Inverse High Yield Strategy Fund	90%*

*	These Funds utilize a combination of currency and/or financial-linked derivatives to obtain exposure to their benchmarks. The combined derivative instrument exposure is 140%, 400%, 65% (Long), 100% (Short), 90% (Long) and 75% (Short) for the Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, High Yield Strategy Fund and Inverse High Yield Strategy Fund, respectively.
The following is a summary of the location of derivative investments on the Fund’s Statements of Assets and Liabilities as of September 30, 2011:
Location on the Statements of Assets and Liabilities

Derivative
Investments Type	Asset Derivatives	Liability Derivatives

Equity, currency, interest rate,	Variation Margin	Variation Margin
and credit contracts	Unrealized Appreciation on Swap Agreements	Unrealized Depreciation on Swap Agreements
The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at September 30, 2011:

	Asset Derivative Investments Value
	Futures	Swaps	Futures	Swaps	Futures	Credit	Total Value at
	Equity	Equity	Currency	Currency	Interest Rate	Default	September 30,
Fund	Contracts*	Contracts	Contracts*	Contracts	Contracts*	Contracts	2011

Nova Fund	$—	$—	$—	$—	$—	$—	$—
S&P 500 Fund	—	—	—	—	—	—	—
Inverse S&P 500 Strategy Fund	5,912,834	4,593,821	—	—	—	—	10,506,655
NASDAQ-100® Fund	—	—	—	—	—	—	—
Inverse NASDAQ-100® Strategy Fund	165,708	293,268	—	—	—	—	458,976
Mid-Cap 1.5x Strategy Fund	—	—	—	—	—	—	—
Inverse Mid-Cap Strategy Fund	221,283	205,749	—	—	—	—	427,032
Russell 2000® 1.5x Strategy Fund	—	—	—	—	—	—	—
Russell 2000® Fund	—	—	—	—	—	—	—
Inverse Russell 2000® Strategy Fund	1,054,459	765,666	—	—	—	—	1,820,125
Europe 1.25x Strategy Fund	13,164	—	—	—	—	—	13,164
Japan 2x Strategy Fund	1,665	—	—	—	—	—	1,665
Strengthening Dollar 2x Strategy Fund	—	—	2,067,552	427,285	—	—	2,494,837
Weakening Dollar 2x Strategy Fund	—	—	—	—	—	—	—
Government Long Bond 1.2x Strategy Fund	—	—	—	—	7,605,914	—	7,605,914
Inverse Government Long Bond Strategy Fund	—	—	—	—	—	—	—
High Yield Strategy Fund	—	—	—	—	15,334	—	15,334
Inverse High Yield Strategy Fund	—	—	—	—	32,441	1,136,922	1,169,363
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Liability Derivative Investments Value
	Futures	Swaps	Futures	Swaps	Futures	Credit	Total Value at
	Equity	Equity	Currency	Currency	Interest Rate	Default	September 30,
Fund	Contracts*	Contracts	Contracts*	Contracts	Contracts*	Contracts	2011

Nova Fund	$80,255	$531,823	$—	$—	$—	$—	$612,078
S&P 500 Fund	281,778	544,456	—	—	—	—	826,234
Inverse S&P 500 Strategy Fund	—	—	—	—	—	—	—
NASDAQ-100® Fund	70,166	371,844	—	—	—	—	442,010
Inverse NASDAQ-100® Strategy Fund	—	—	—	—	—	—	—
Mid-Cap 1.5x Strategy Fund	110,032	222,645	—	—	—	—	332,677
Inverse Mid-Cap Strategy Fund	—	—	—	—	—	—	—
Russell 2000® 1.5x Strategy Fund	27,831	196,014	—	—	—	—	223,845
Russell 2000® Fund	3,662	55,386	—	—	—	—	59,048
Inverse Russell 2000® Strategy Fund	—	—	—	—	—	—	—
Europe 1.25x Strategy Fund	22,950	—	51,481	—	—	—	74,431
Japan 2x Strategy Fund	—	—	27,521	—	—	—	27,521
Strengthening Dollar 2x Strategy Fund	—	—	—	—	—	—	—
Weakening Dollar 2x Strategy Fund	—	—	663,658	37,187	—	—	700,845
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—	—	—
Inverse Government Long Bond Strategy Fund	—	—	—	—	4,592,495	—	4,592,495
High Yield Strategy Fund	—	—	—	—	—	850,843	850,843
Inverse High Yield Strategy Fund	—	—	—	—	—	—	—

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following is a summary of the location of derivative investments on the Fund’s Statements of Operations for the period ended September 30, 2011:

Derivative Investment	Location of Gain (Loss) on Derivatives
Equity/currency contracts	Net realized gain (loss) on futures contracts and swap agreements
Net change in unrealized appreciation (depreciation) on futures contracts and swap agreements
Interest Rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2011:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
	Futures	Swaps	Futures	Swaps	Futures	Credit
	Equity	Equity	Currency	Currency	Interest Rate	Default
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Nova Fund	$(312,155)	$(4,072,631)	$—	$—	$—	$—	$(4,384,786)
S&P 500 Fund	(4,104,385)	(4,487,772)	—	—	—	—	(8,592,157)
Inverse S&P 500 Strategy Fund	(2,915,729)	10,216,612	—	—	—	—	7,300,883
NASDAQ-100® Fund	(4,215,593)	(2,997,651)	—	—	—	—	(7,213,244)
Inverse NASDAQ-100® Strategy Fund	(631,659)	(286,106)	—	—	—	—	(917,765)
Mid-Cap 1.5x Strategy Fund	(1,184,381)	(1,882,661)	—	—	—	—	(3,067,042)
Inverse Mid-Cap Strategy Fund	(185,544)	(14,792)	—	—	—	—	(200,336)
Russell 2000® 1.5x Strategy Fund	(606,247)	(5,204,885)	—	—	—	—	(5,811,132)
Russell 2000® Fund	355,682	(3,420,669)	—	—	—	—	(3,064,987)
Inverse Russell 2000® Strategy Fund	136,907	3,217,964	—	—	—	—	3,354,871
Europe 1.25x Strategy Fund	(1,277,115)	—	(139,261)		—	—	(1,416,376)
Japan 2x Strategy Fund	(2,486,128)	—	1,274,980	—	—	—	(1,211,148)
Strengthening Dollar 2x Strategy Fund	—	—	2,047,396	(412,788)	—	—	1,634,608
Weakening Dollar 2x Strategy Fund	—	—	(2,167,335)	(78,952)	—	—	(2,246,287)
Government Long Bond 1.2x Strategy Fund	—	—	—	—	6,453,790	—	6,453,790
Inverse Government Long Bond Strategy Fund	—	—	—	—	(47,119,707)	—	(47,119,707)
High Yield Strategy Fund	—	—	—	—	11,482,135	(14,086,768)	(2,604,633)
Inverse High Yield Strategy Fund	—	—	—	—	(1,010,234)	891,998	(118,236)
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Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
	Futures	Swaps	Futures	Swaps	Futures	Credit
	Equity	Equity	Currency	Currency	Interest Rate	Default
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Nova Fund	$(194,487)	$(1,128,833)	$—	$—	$—	$—	$(1,323,320)
S&P 500 Fund	(692,456)	(1,075,576)	—	—	—	—	(1,768,032)
Inverse S&P 500 Strategy Fund	6,281,765	5,604,246	—	—	—	—	11,886,011
NASDAQ-100® Fund	(78,991)	(1,142,380)	—	—	—	—	(1,221,371)
Inverse NASDAQ-100® Strategy Fund	339,487	629,597	—	—	—	—	969,084
Mid-Cap 1.5x Strategy Fund	(110,177)	(1,087,352)	—	—	—	—	(1,197,529)
Inverse Mid-Cap Strategy Fund	221,390	251,553	—	—	—	—	472,943
Russell 2000® 1.5x Strategy Fund	(142,473)	(1,609,619)	—	—	—	—	(1,752,092)
Russell 2000® Fund	(316,891)	(368,403)	—	—	—	—	(685,294)
Inverse Russell 2000® Strategy Fund	1,059,970	1,028,839	—	—	—	—	2,088,809
Europe 1.25x Strategy Fund	(7,179)	—	(188,080)	—	—	—	(195,259)
Japan 2x Strategy Fund	(765,016)	—	195,602	—	—	—	(569,414)
Strengthening Dollar 2x Strategy Fund	—	—	2,384,328	602,968	—	—	2,987,296
Weakening Dollar 2x Strategy Fund	—	—	(1,071,363)	(176,534)	—	—	(1,247,897)
Government Long Bond 1.2x Strategy Fund	—	—	—	—	7,359,927	—	7,359,927
Inverse Government Long Bond Strategy Fund	—	—	—	—	(4,262,107)	—	(4,262,107)
High Yield Strategy Fund	—	—	—	—	38,288	(852,315)	(814,027)
Inverse High Yield Strategy Fund	—	—	—	—	(147,086)	1,137,085	989,999
8. Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2008 — 2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period and capital loss carryforward expired or permanently lost due to limitations in the Internal Revenue Code. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds will be seen on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
At September 30, 2011, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)

Nova Fund	$27,843,909	$6,411,253	$(992,255)	$5,418,998
S&P 500 Fund	119,559,931	817,374	(3,403,617)	(2,586,243)
Inverse S&P 500 Strategy Fund	327,936,636	57,530	(9,954)	47,576
NASDAQ-100® Fund	339,977,694	212,046,706	(15,617,059)	196,429,647
Inverse NASDAQ-100® Strategy Fund	15,807,718	—	—	—
Mid-Cap 1.5x Strategy Fund	13,377,228	1,116,336	(1,796,013)	(679,677)
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)

Inverse Mid-Cap Strategy Fund	$9,528,325	$—	$—	$—
Russell 2000® 1.5x Strategy Fund	7,159,053	23,725	(535,722)	(511,997)
Russell 2000® Fund	10,057,538	98,656	(884,762)	(786,106)
Inverse Russell 2000® Strategy Fund	46,524,370	—	—	—
S&P 500 Pure Growth Fund	64,855,926	—	(7,050,426)	(7,050,426)
S&P 500 Pure Value Fund	18,482,013	465,147	(1,410,765)	(945,618)
S&P MidCap 400 Pure Growth Fund	230,074,501	11,042,826	(26,396,441)	(15,353,615)
S&P MidCap 400 Pure Value Fund	9,106,309	—	(2,829,871)	(2,829,871)
S&P SmallCap 600 Pure Growth Fund	17,989,747	1,334,017	(873,180)	460,837
S&P SmallCap 600 Pure Value Fund	8,397,347	—	(1,790,351)	(1,790,351)
Europe 1.25x Strategy Fund	5,699,350	—	(571,010)	(571,010)
Japan 2x Strategy Fund	2,694,429	—	—	—
Strengthening Dollar 2x Strategy Fund	77,370,887	3,589	—	3,589
Weakening Dollar 2x Strategy Fund	22,574,403	3,589	—	3,589
Real Estate Fund	12,483,459	—	(1,749,668)	(1,749,668)
Government Long Bond 1.2x Strategy Fund	218,643,607	30,853,758	—	30,853,758
Inverse Government Long Bond Strategy Fund	682,354,274	—	(14,575,649)	(14,575,649)
High Yield Strategy Fund	30,627,099	—	—	—
Inverse High Yield Strategy Fund	30,007,612	—	—	—
U.S. Government Money Market Fund	1,880,540,540	—	—	—
9. Securities Transactions
For the period ended September 30, 2011, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments and government securities, were:

	Purchases	Sales

Nova Fund	$21,648,918	$37,750,831
S&P 500 Fund	76,811,471	166,123,614
Inverse S&P 500 Strategy Fund	—	—
NASDAQ-100® Fund	329,295,602	401,554,290
Inverse NASDAQ-100® Strategy Fund	—	—
Mid-Cap 1.5x Strategy Fund	5,392,271	26,427,088
Inverse Mid-Cap Strategy Fund	—	—
Russell 2000® 1.5x Strategy Fund	3,280,332	3,366,363
Russell 2000® Fund	6,209,215	3,278,648
Inverse Russell 2000® Strategy Fund	—	—
S&P 500 Pure Growth Fund	183,109,782	162,518,128
S&P 500 Pure Value Fund	137,782,847	151,134,908
S&P MidCap 400 Pure Growth Fund	392,584,251	375,301,794
S&P MidCap 400 Pure Value Fund	89,913,165	128,307,671
S&P SmallCap 600 Pure Growth Fund	170,713,894	231,532,425
S&P SmallCap 600 Pure Value Fund	51,843,647	65,669,749
Europe 1.25x Strategy Fund	11,719,126	25,337,703
Japan 2x Strategy Fund	—	—
Strengthening Dollar 2x Strategy Fund	—	—
Weakening Dollar 2x Strategy Fund	—	—
Real Estate Fund	124,716,169	130,146,216
Government Long Bond 1.2x Strategy Fund	—	—
Inverse Government Long Bond Strategy Fund	—	—
High Yield Strategy Fund	2,248,363	2,111,264
Inverse High Yield Strategy Fund	—	—
U.S. Government Money Market Fund	—	—
For the period ended September 30, 2011, the cost of purchases and proceeds from sales of government securities were:

	Purchases	Sales

Government Long Bond 1.2x Strategy Fund	$1,315,230,316	$1,203,462,239
Inverse Government Long Bond Strategy Fund	1,520,304,930	1,822,060,408
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)
10. Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2012. On September 30, 2011, the S&P 500 Pure Value Fund and S&P SmallCap 600 Pure Growth Fund borrowed $465,000 and $114,000, respectively, under this agreement. As of and for the period ended September 30, 2011, the Funds did not have any other borrowings under this agreement.
11. Pending Litigation
In March, 2010, an action was filed against PADCO Advisors, Inc. (hereinafter, the “Manager”), Rydex Distributors, Inc. (hereinafter, the “Distributor”), Rydex Series Funds (hereinafter, the “Trust”) and certain trustees and officers of the Trust in federal district court in San Francisco, California. The action seeks class action status on behalf of purchasers of shares in a series of the Trust, the Rydex Inverse Government Long Bond Strategy Fund (the “Fund”) during a particular time period. The action asserts claims under provisions of the federal securities laws, alleging that certain registration statements of the Trust contained negligent misrepresentations and omissions with respect to certain risks associated with investment in the Fund, the suitability of the Fund and differences between performance of the Fund’s shares over time and that of its reference benchmark. The action also asserts a claim seeking to hold the Manager and the individual trustee defendants liable as control persons of the Trust. The action seeks unspecified damages and interest thereon as well as an award to the plaintiffs and putative class of attorney’s fees and litigation expenses. Following the commencement of discovery, the parties reached an agreement to settle the case in its entirety. The terms of the settlement have been negotiated and, by order dated September 13, 2011, were preliminarily approved by the Court. The final approval hearing for the settlement is scheduled for January 5, 2012. There can be no assurance that the settlement will be effectuated until the Court grants final approval.
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OTHER INFORMATION (Unaudited)
Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.
Office Locations
The offices of Security Global Investors, LLC can be found in the following locations:
40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)
Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850
9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210
Guggenheim Transaction
On September 20, 2011, Guggenheim Capital, LLC agreed to purchase the indirect holding company of Security Investors, LLC, the Funds’ investment adviser (the “Investment Adviser”) (the “Transaction”). Guggenheim Capital, LLC’s subsidiary, Guggenheim Partners, LLC (“Guggenheim”), is a global, independent, privately-held, diversified financial services firm with more than 1,500 dedicated professionals.
The Transaction should not result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The parties expect the Transaction to be completed in late 2011 or early 2012. However, it is subject to various conditions, and could be delayed or even terminated due to unforeseen circumstances.
In anticipation of the Transaction, the Boards of Trustees of the Funds (the “Boards”) have called special meetings of shareholders (the “Meetings”), at which shareholders of record of each of the Funds as of October 3, 2011 (October 13, 2011 with respect to the Funds that are series of Rydex ETF Trust) will be asked to consider the approval of new investment advisory agreements between the Funds and the Investment Adviser (the “New Advisory Agreements”). This is necessary because, under the Investment Company Act of 1940 (the “1940 Act”), the Transaction could result in the termination of the Funds’ current investment advisory agreements with the Investment Adviser (the “Current Agreements”). The terms of the New Agreements are substantially identical to the corresponding Current Agreements, except with respect to the date of execution.
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OTHER INFORMATION (Unaudited) (continued)
Proposed Changes to Fundamental Policies of Certain Funds
In addition, the Board of Rydex Series Funds approved the elimination of the “fundamental investment policy” on investing in other investment companies with respect to the respective U.S. Government Money Market Fund. The 1940 Act requires shareholder approval to amend fundamental investment policies adopted by a mutual fund. Accordingly, at the Meetings, shareholders of Rydex Series Funds — U.S. Government Money Market Fund are being asked to consider the approval of the elimination of the fundamental investment policy on investing in other investment companies, which is not required by applicable law. This proposal is unrelated to the Transaction.
Election of Board Members
The Boards have also approved a proposal to elect nine individuals to the Boards. The Boards propose the election of the following nominees: Donald C. Cacciapaglia, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Richard M. Goldman, Werner E. Keller, Thomas F. Lydon, Patrick T. McCarville and Roger Somers. Each of the nominees, other than Mr. Cacciapaglia, currently serves as a Trustee. In connection with the Transaction, the Boards believe that expanding the Boards to include Mr. Cacciapaglia, who is a member of senior management of Guggenheim’s investment management business, and who would serve on other boards in the Rydex|SGI family of funds, would be appropriate. Information regarding the proposals will be contained in the proxy materials to be filed with the SEC. The proxy statement will be mailed to shareholders of record, and you will also be able to access the proxy statement from the EDGAR Database on the SEC’s website at http://www.sec.gov once filed.
Board Considerations in Approving the Investment Advisory
At an in-person meeting of the Trust’s Board of Trustees held August 16-17, 2011, called for the purpose of, among other things, voting on the approval of investment advisory agreements applicable to the series of the Trust (collectively, the “Funds”), the Trust’s Board of Trustees, including the independent Trustees, unanimously approved the investment advisory agreement between the Trust and Security Investors, LLC (referred to herein as the “Adviser”).
At the meeting of August 16-17, 2011, the Trust’s Board of Trustees also considered a new investment advisory agreement that was required as a result of a proposed change in the corporate ownership structure of the Adviser (the “Transaction”). The Investment Company Act of 1940 (the “1940 Act”), the law that regulates mutual funds, including the Funds, requires that a fund’s investment advisory agreement terminate whenever there is deemed to be a “change in control” of the investment adviser. The change in the corporate ownership structure of the Adviser could potentially be deemed to constitute a “change in control” (as this term is used for regulatory purposes) of the Adviser. Before an investment advisory agreement terminates, a new investment advisory agreement must be in effect in order for the investment adviser to continue to manage the fund’s investments. For that reason, the Board of Trustees was asked to approve new investment advisory agreements for the Funds.
At the meeting of August 16-17, 2011, the Board considered the new investment advisory agreements, pursuant to which, subject to their approval by each Fund’s shareholders, the Adviser would continue to serve each Fund as investment adviser after the completion of the Transaction. At a special meeting of the Board held on September 14, 2011, the Board considered further information about the Transaction and voted in favor of the new investment advisory agreement.
In reaching the conclusion to approve the investment advisory agreement, the Trustees requested and obtained from the Adviser such information as the Trustees deemed reasonably necessary to evaluate the proposed agreement. The Trustees carefully evaluated this information and were advised by legal counsel with respect to their deliberations.
Prior to the Board meetings in August and September 2011, representatives of Guggenheim Capital informed the Board of the Transaction. With respect to the Transaction, the Board reviewed materials received from Guggenheim Capital, including information relating to the terms of the Transaction. The Board also reviewed information regarding Guggenheim Capital, including, but not limited to: (a) certain representations concerning Guggenheim Capital’s financial condition, (b) information regarding the new proposed ownership structure and its possible effect on shareholders, (c) information regarding the consideration to be paid by Guggenheim Capital, and (d) potential conflicts of interest.
In considering the new investment advisory agreement, the Board determined that the agreement would enable shareholders of the Funds to continue to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of their shareholders. The Board, including the independent Trustees, unanimously approved the new agreements. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Advisor that the Board had
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OTHER INFORMATION (Unaudited) (continued)
received relating to the current investment advisory agreement at the Board meeting of August 16-17, 2011. The Trustees noted that, at the meeting, they had obtained and reviewed a wide variety of information, including certain comparative information regarding performance of the Funds relative to performance of other comparable mutual funds. They also considered the evolution of the Rydex|SGI family of funds and the Adviser since the change in control of the Investment Adviser in 2010 and Guggenheim Capital’s commitment to the success of the Adviser and the Funds.
In addition, as a part of their required consideration of the renewal of the current investment advisory agreement at the meeting of August 16-17, 2011, the Trustees, including the independent Trustees, had evaluated a number of considerations, including among others: (a) the quality of the Adviser’s investment advisory and other services; (b) the Adviser’s investment management personnel; (c) the Adviser’s operations and financial condition; (d) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the fees that the Adviser charges compared with the fees charged to comparable mutual funds or accounts; (f) each Fund’s overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser’s profitability from its Fund-related operations; (h) the Adviser’s compliance systems; (i) the Adviser’s policies on and compliance procedures for personal securities transactions; (j) the Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar mutual funds. Based on the Board’s deliberations at the meetings of August 16-17, 2011 and September 14, 2011, and its evaluation of the information regarding the Transaction and the fact that the Transaction is not expected to change the level and quality of services rendered by the Adviser to any of the Funds, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the current and new investment advisory agreement is fair and reasonable; (b) concluded that the Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve the current investment advisory agreements and, subject to shareholder approval, the new investment advisory agreement, based upon the following considerations, among others:
•	Nature, Extent and Quality of Services Provided by the Adviser. At the meeting of August 16-17, 2011, the Board reviewed the scope of services to be provided by the Adviser under the current investment advisory agreement and, at the meetings of August 16-17, 2011 and September 14, 2011, noted that there would be no significant differences between the scope of services required to be provided by the Adviser under the current investment advisory agreement and the scope of services required to be provided by the Adviser under the new investment advisory agreement. The Board noted that the key investment and management personnel of the Adviser servicing the Funds are expected to remain the same following the Transaction. The Trustees also considered Guggenheim Capital’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Adviser. At the meeting of August 16-17, 2011, the Board had reviewed statistical information prepared by the Adviser regarding the expense ratio components and performance of each Fund. Based on the representations made by Guggenheim Capital at the meeting that the Adviser would continue to operate following the closing of the Transaction in much the same manner as it currently operates, the Board concluded that the investment performance of the Adviser was not expected to be affected by the Transaction.

•	Costs of Services Provided to the Funds and Profits Realized by the Adviser and its Affiliates. At the meeting of August 16-17, 2011, the Board had reviewed information about the profitability of the Funds to the Adviser based on the advisory fees payable under the current investment advisory agreement. At that meeting, the Board had also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser. At the Board meeting, the Board considered the fact that the fee rates payable to the Adviser would be the same under each Fund’s new investment advisory agreements as they are under such Fund’s current agreements. With respect to anticipated profitability, the Board noted that it was too early to predict how the Transaction would affect the Adviser’s profitability with respect to the Funds, but noted that this matter would be given further consideration on an ongoing basis.

•	Economies of Scale. In connection with its review of the Funds’ profitability analysis at the meeting of August 16-17, 2011, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Trustees noted that the fees would not change under the new investment advisory agreement, and that no additional economies of scale would be directly realized as a result of the Transaction. They also noted that they will have the opportunity to again review the appropriateness of the fees payable to the Adviser under the new agreement when the renewal of the new agreement comes before the Board.
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OTHER INFORMATION (Unaudited) (concluded)
•	Other Benefits to the Adviser and/or its Affiliates. In addition to evaluating the services provided by the Adviser, the Board had considered the nature, extent, quality and cost of the distribution services performed by the Funds’ Distributor under a separate agreement at the meeting of August 16-17, 2011. The Board reviewed information regarding potential economies of scale arising from the integration of the asset management businesses of Guggenheim Capital. The Board also considered the terms of the Transaction and the changes to the corporate ownership structure of the Adviser, noting that the Adviser would no longer be a subsidiary of Security Benefit Corporation. In this regard, the Board noted that, under the corporate structure after the Transaction, the Adviser would be more closely controlled by Guggenheim Capital, which could benefit Guggenheim Capital. The Board also noted that the costs associated with the Transaction would be borne by Guggenheim Capital (or its affiliates) and not the Funds.
On the basis of the information provided to it and its evaluation of that information, the Board, including the independent Trustees, concluded that the terms of the investment advisory agreement for the Funds were reasonable, and that approval of the current and new investment advisory agreements were in the best interests of the Funds.`
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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
A Board of Trustees oversees the Trust, as well as other trusts of SGI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Security Global Investors, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
INDEPENDENT TRUSTEES

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Corey A. Colehour	Rydex Series Funds — 1993	150
Trustee (1945)	Rydex Variable Trust — 1998
Rydex Dynamic Funds — 1999
Rydex ETF Trust — 2003
Principal Occupations During Past Five Years: Retired; Member of the Audit and Governance and Nominating Committees (1995 to present)

J. Kenneth Dalton	Rydex Series Funds — 1995	150
Trustee (1941)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003
Principal Occupations During Past Five Years: Retired; Member of the Governance and Nominating Committees (1995 to present); Chairman of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

John O. Demaret	Rydex Series Funds — 1997	150
Trustee, Chairman of the	Rydex Variable Trust — 1998
Board (1940)	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003
Principal Occupations During Past Five Years: Retired; Member of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

Werner E. Keller	Rydex Series Funds — 2005	150
Trustee, Chairman of the	Rydex Variable Trust — 2005
Board (1940)	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005
Principal Occupations During Past Five Years: Founder and President of Keller Partners, LLC (registered investment adviser) (2005 to present); Member of the Audit, Governance and Nominating Committees (2005 to present); Chairman and Member of the Risk Oversight Committee (2010 to present)

Thomas F. Lydon, Jr.	Rydex Series Funds — 2005	150
Trustee (1960)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005
Principal Occupations During Past Five Years: President, Global Trends Investments (1996 to present); Member of the Audit, Governance and Nominating Committees (2005 to present)
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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)
INDEPENDENT TRUSTEES (continued)

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Patrick T. McCarville	Rydex Series Funds — 1997	150
Trustee (1942)	Rydex Variable Trust — 1998
Rydex Dynamic Funds — 1999
Rydex ETF Trust — 2003
Principal Occupations During Past Five Years: Retired; CEO, Par Industries, Inc., d/b/a Par Leasing (1977 to 2010); Chairman of the Governance and Nominating Committees (1997 to present); Member of the Audit Committee (1997 to present)

Roger Somers	Rydex Series Funds — 1993	150
Trustee (1944)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003
Principal Occupations During Past Five Years: Founder and CEO of Arrow Limousine (1965 to present); Member of the Audit, Governance and Nominating Committees (1995 to present)
EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Richard M. Goldman* President (1961)	Current: Senior Vice President, Security Benefit Corporation; CEO, Security Benefit Asset Management Holdings, LLC; CEO, President and Manager Representative, Security Investors, LLC; CEO and Manager, Rydex Holdings, LLC; CEO, President and Manager, Rydex Distributors, LLC; Manager, Rydex Fund Services, LLC; President and Trustee, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds and Rydex Variable Trust

Previous: Director, First Security Benefit Life Insurance Company (2007—2010); President and Director, Security Global Investors (2010—2011); CEO and Director, Rydex Advisors, LLC and Rydex Advisor II, LLC (2010); Director, Security Distributors, Inc. (2007-2009); Managing Member, R M Goldman Partners, LLC (2006-2007)

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President and Chief Investment Officer, Rydex Holdings, LLC; Director and Chairman of the Board, Advisor Research Center, Inc.; Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009-2010), Secretary (2002-2010), Executive Vice President (2002- 2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010); Secretary (2002- 2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Capital Partners, LLC, (President and Secretary 2003-2007); Rydex Capital Partners II, LLC, (2003-2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary 2005-2008), Executive Vice President (2005-2006); Advisor Research Center, Inc., Secretary (2006-2009), Executive Vice President (2006); Rydex Specialized Products, LLC, Secretary (2005-2008)
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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)
EXECUTIVE OFFICERS (continued)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer and Manager, Rydex Specialized Products, LLC; Chief Executive Officer and President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Security Benefit Asset Management Holdings, LLC Previous: Security Global Investors, LLC, Senior Vice President (2010- 2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) and Senior Vice President (2003-2006); Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Current: Chief Compliance Officer and Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; Senior Vice President and Chief Compliance Officer, Security Investors, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010- 2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Chief Compliance Officer and Senior Vice President (2010-2011); Rydex Capital Partners I, LLC and Rydex Capital Partners II, LLC, Chief Compliance Officer (2006-2007); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Vice President (2001-2006)

Keith A. Fletcher* Vice President (1958)	Current: Senior Vice President, Security Investors, LLC; Vice President, Rydex Holdings, LLC; Vice President, Rydex Specialized Products, LLC; Vice President, Rydex Distributors, LLC; Vice President, Rydex Fund Services, LLC; Vice President and Director, Advisor Research Center, Inc.; Vice President, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund

Previous: Security Global Investors, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2009-2011); Lyster Watson and Company, Managing Director (2007-2008); Fletcher Financial Group, Inc., Chief Executive Officer (2004-2007)
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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
EXECUTIVE OFFICERS (concluded)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Amy J. Lee* Vice President and Assistant Secretary (1960)	Current: Senior Vice President and Secretary, Security Investors, LLC; Secretary and Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President and Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President and Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President and Secretary (2007- 2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President and Secretary (2010-2011); Brecek and Young Advisors, Inc., Director (2004- 2008)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, and Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; Chief Financial Officer and Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004- 2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Security Global Investors.
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RYDEX|SGI PRIVACY POLICIES
Rydex Funds, Rydex|SGI Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Global Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Rydex|SGI”)
Our Commitment to You
When you become a Rydex|SGI investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Rydex|SGI client.
The Information We Collect About You
In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex|SGI account application or when you request a transaction that involves Rydex and Rydex|SGI funds or one of the Rydex|SGI affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).
How We Handle Your Personal Information
As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex|SGI. For example, if you ask to transfer assets from another financial institution to Rydex|SGI, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex|SGI investment products and services, we may share your information within the Rydex|SGI family of affiliated companies. This would include, for example, sharing your information within Rydex|SGI so we can make you aware of new Rydex and Rydex|SGI funds or the services offered through another Rydex|SGI affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.
Opt Out Provisions
We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.
How We Protect Privacy Online
Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex|SGI web site offers customized features that require our use of “http cookies"—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex|SGI web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.
How We Safeguard Your Personal Information
We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
We’ll Keep You Informed
As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.
250 | the RYDEX | SGI series funds semi-annual report

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805 King Farm Boulevard, Suite 600
Rockville, MD 20850
www.rydex-sgi.com
800.820.0888
RBENF-SEMI-0911x0312

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With Rydex|SGI eDelivery you can:
•	View online confirmations and statements at your convenience.

•	Receive email notifications when your most recent confirmations, statements and other account documents are available for review.

•	Access prospectuses, annual reports and semiannual reports online.
If you have questions about Rydex|SGI eDelivery services, contact one of our Shareholder Service Representatives at 800.820.0888.
This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, LLC.

LETTER TO OUR SHAREHOLDERS	2
ABOUT SHAREHOLDERS’ FUND EXPENSES	4
BANKING FUND	9
BASIC MATERIALS FUND	15
BIOTECHNOLOGY FUND	22
CONSUMER PRODUCTS FUND	28
ELECTRONICS FUND	35
ENERGY FUND	41
ENERGY SERVICES FUND	48
FINANCIAL SERVICES FUND	54
HEALTH CARE FUND	61
INTERNET FUND	68
LEISURE FUND	74
PRECIOUS METALS FUND	81
RETAILING FUND	87
TECHNOLOGY FUND	94
TELECOMMUNICATIONS FUND	101
TRANSPORTATION FUND	107
UTILITIES FUND	113
NOTES TO FINANCIAL STATEMENTS	120
OTHER INFORMATION	125
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	128
RYDEX | SGI PRIVACY POLICIES	131
the RYDEX | SGI series funds semi-annual report | 1

LETTER TO OUR SHAREHOLDERS
DEAR SHAREHOLDER,
The economic recovery remained fragile in 2011, as global markets were beset by natural disasters, Mid East uprisings and sovereign debt woes. After rising to their recent high around the end of April, U.S. stock markets began a slide that, by the end of September, was approaching bear-market territory. Investors became nervous as the U.S. Federal Reserve ended its second quantitative easing program in June and Congress wrangled over debt ceilings and budget deficits, which led to the U.S. losing its AAA debt rating in August. Many measures of hiring, housing, GDP and consumer confidence have worsened in the past six months, and analysts began forecasting an economy that, if not sliding backward, would move ahead only slowly.
As with many countries, the central bank of the U.S. was a major factor in the markets for most of the past year, conducting a debt-purchase program designed to boost lending and expand the economy—the second such effort since the financial crisis of 2008. Late in the third quarter, the Fed chairman said the “recovery is close to faltering,” and there was a risk of another recession unless the government took steps to increase growth. The Fed said it would keep short-term interest rates near zero for another two years and hold down borrowing costs through “operation twist,” shifting $400 billion in holdings from short-term to long-term Treasuries.
The biggest threat to markets in late September appeared to be recession. Supporting evidence in the U.S. included weak housing demand despite record-low mortgage rates, consumer confidence that has ebbed for five months amid politicization of raising the debt ceiling, job creation insufficient to keep up with population growth, as well as other indicators ranging from soft wages, slumping equity markets and falling prices for commodities like oil and copper. Analysts arguing that a recession is unlikely cite inflation expectations that have fallen to their lowest levels of 2011, good retail sales, sound corporate balance sheets and manufacturing gauges that are improving, albeit slightly. In addition, while economists surveyed by Bloomberg have been lowering GDP growth estimates for the year, positive growth is still expected.
Recession currently seems more a threat to Europe than America, as high unemployment and austerity measures weigh on weaker members of the eurozone, with a knock-on effect for the continent’s growth engines of Germany and France, particularly in manufacturing, which has been the key player in the global recovery. Many economists are hoping for an orderly default of Greece that may prevent financial problems from spreading to other weak countries or to banks, and stabilize the euro. Countries using the euro were in the process of approving a bailout fund expansion at the end of the third quarter, and bolstering European banks against the possibility of sovereign default. Even though they were not at the eye of the sovereign debt storm, many emerging market economies also began weakening over the summer, fearing global recession and financial contagion. Investors are especially concerned about the stability of China’s banking system and whether inflation will ebb along with slowing growth.
All the economic uncertainty and market volatility took their toll on the equity markets. For the six months, key equity indices have fallen significantly. While some strategists believed the market drop over the third quarter of 2011 brought stock prices to reasonable levels, others were concerned that third-quarter earnings could still come in lower than expected, kicking away a key support of valuations.
While the market forces play out, many investors have been driven to the sidelines or to safe havens. Gold reached a high of near $1900 an ounce in August, before falling 11% in September, leading some to question whether its recent run is nearing an end. Investors also abandoned riskier currencies toward the end of the third quarter, and piled into the dollar, helping it regain ground lost over the past 12 months. Further upward moves in the dollar are expected as the world economy continues to sputter.
2 | the RYDEX | SGI series funds semi-annual report

LETTER TO OUR SHAREHOLDERS (concluded)
Sluggish economic data, concern over the collapse of Europe’s financial system and the Fed’s policy efforts also drove investors into U.S. government debt over the course of 2011, driving up the price of debt maturing in 10 years or more, leading to historic low yields. Recession, however, is not a consensus view. The Fed remains accommodative and the Treasury yield curve is steep. A potential rebound in GDP to 2% in the third quarter, lower fuel prices and a stronger automotive sector may be enough to keep the U.S. recovery on course, even if slow, and counterbalance difficulties in Europe and Asia.
Thank you for investing in our funds.
Sincerely,
Michael Byrum
President & Chief Investment Officer
The opinions and forecasts expressed are those of Michael Byrum as of 10/31/2011, and may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.
Rydex|SGI funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors® and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.
the RYDEX | SGI series funds semi-annual report | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)
All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2011 and ending September 30, 2011.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4 | the RYDEX | SGI series funds semi-annual report

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2011	September 30, 2011	Period[2]

Table 1. Based on actual Fund return[3]
Banking Fund
Investor Class	1.37%	(30.41%)	$1,000.00	$695.90	$5.83
Advisor Class	1.87%	(30.62%)	1,000.00	693.80	7.95
A-Class	1.62%	(30.53%)	1,000.00	694.70	6.90
C-Class	2.37%	(30.79%)	1,000.00	692.10	10.05
Basic Materials Fund
Investor Class	1.37%	(25.67%)	1,000.00	743.30	5.99
Advisor Class	1.87%	(25.85%)	1,000.00	741.50	8.17
A-Class	1.62%	(25.76%)	1,000.00	742.40	7.07
C-Class	2.37%	(26.04%)	1,000.00	739.60	10.33
Biotechnology Fund
Investor Class	1.38%	(5.90%)	1,000.00	941.00	6.71
Advisor Class	1.88%	(6.14%)	1,000.00	938.60	9.16
A-Class	1.62%	(6.04%)	1,000.00	939.60	7.89
C-Class	2.38%	(6.37%)	1,000.00	936.30	11.56
Consumer Products Fund
Investor Class	1.37%	0.47%	1,000.00	1,004.70	6.88
Advisor Class	1.87%	0.21%	1,000.00	1,002.10	9.37
A-Class	1.62%	0.38%	1,000.00	1,003.80	8.13
C-Class	2.37%	(0.06%)	1,000.00	999.40	11.87
Electronics Fund
Investor Class	1.37%	(26.35%)	1,000.00	736.50	5.96
Advisor Class	1.87%	(26.51%)	1,000.00	734.90	8.13
A-Class	1.62%	(26.45%)	1,000.00	735.50	7.06
C-Class	2.37%	(26.74%)	1,000.00	732.60	10.29
Energy Fund
Investor Class	1.37%	(31.29%)	1,000.00	687.10	5.80
Advisor Class	1.87%	(31.49%)	1,000.00	685.10	7.91
A-Class	1.62%	(31.39%)	1,000.00	686.10	6.86
C-Class	2.37%	(31.65%)	1,000.00	683.50	10.01
Energy Services Fund
Investor Class	1.37%	(35.43%)	1,000.00	645.70	5.67
Advisor Class	1.87%	(35.59%)	1,000.00	644.10	7.72
A-Class	1.62%	(35.51%)	1,000.00	644.90	6.69
C-Class	2.37%	(35.77%)	1,000.00	642.30	9.77
Financial Services Fund
Investor Class	1.37%	(25.57%)	1,000.00	744.30	6.00
Advisor Class	1.87%	(25.76%)	1,000.00	742.40	8.18
A-Class	1.62%	(25.68%)	1,000.00	743.20	7.09
C-Class	2.39%	(25.97%)	1,000.00	740.30	10.35
Health Care Fund
Investor Class	1.37%	(9.63%)	1,000.00	903.70	6.55
Advisor Class	1.87%	(9.85%)	1,000.00	901.50	8.92
A-Class	1.62%	(9.75%)	1,000.00	902.50	7.73
C-Class	2.37%	(10.13%)	1,000.00	898.70	11.29
the RYDEX | SGI series funds semi-annual report | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2011	September 30, 2011	Period[2]

Internet Fund
Investor Class	1.37%	(22.28%)	$1,000.00	$777.20	$6.10
Advisor Class	1.87%	(22.49%)	1,000.00	775.10	8.31
A-Class	1.62%	(22.38%)	1,000.00	776.20	7.20
C-Class	2.37%	(22.66%)	1,000.00	773.40	10.53
Leisure Fund
Investor Class	1.37%	(15.67%)	1,000.00	843.30	6.31
Advisor Class	1.87%	(15.88%)	1,000.00	841.20	8.62
A-Class	1.62%	(15.81%)	1,000.00	841.90	7.48
C-Class	2.37%	(16.07%)	1,000.00	839.30	10.92
Precious Metals Fund
Investor Class	1.27%	(20.80%)	1,000.00	792.00	5.70
Advisor Class	1.77%	(21.01%)	1,000.00	789.90	7.95
A-Class	1.52%	(20.91%)	1,000.00	790.90	6.82
C-Class	2.27%	(21.21%)	1,000.00	787.90	10.17
Retailing Fund
Investor Class	1.37%	(6.21%)	1,000.00	937.90	6.65
Advisor Class	1.87%	(6.47%)	1,000.00	935.30	9.07
A-Class	1.62%	(6.44%)	1,000.00	935.60	7.86
C-Class	2.37%	(6.71%)	1,000.00	932.90	11.48
Technology Fund
Investor Class	1.37%	(19.37%)	1,000.00	806.30	6.22
Advisor Class	1.87%	(19.50%)	1,000.00	805.00	8.46
A-Class	1.62%	(19.50%)	1,000.00	805.00	7.32
C-Class	2.37%	(19.78%)	1,000.00	802.20	10.70
Telecommunications Fund
Investor Class	1.38%	(21.58%)	1,000.00	784.20	6.17
Advisor Class	1.87%	(21.78%)	1,000.00	782.20	8.35
A-Class	1.62%	(21.66%)	1,000.00	783.40	7.24
C-Class	2.37%	(21.99%)	1,000.00	780.10	10.59
Transportation Fund
Investor Class	1.37%	(23.99%)	1,000.00	760.10	6.03
Advisor Class	1.87%	(24.12%)	1,000.00	758.80	8.25
A-Class	1.62%	(24.09%)	1,000.00	759.10	7.14
C-Class	2.37%	(24.27%)	1,000.00	757.30	10.44
Utilities Fund
Investor Class	1.37%	1.67%	1,000.00	1,016.70	6.91
Advisor Class	1.87%	1.43%	1,000.00	1,014.30	9.43
A-Class	1.62%	1.55%	1,000.00	1,015.50	8.18
C-Class	2.37%	1.09%	1,000.00	1,010.90	11.94
6 | the RYDEX | SGI series funds semi-annual report

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2011	September 30, 2011	Period[2]

Table 2. Based on hypothetical 5% return (before expenses)
Banking Fund
Investor Class	1.37%	5.00%	$1,000.00	$1,018.20	$6.94
Advisor Class	1.87%	5.00%	1,000.00	1,015.68	9.46
A-Class	1.62%	5.00%	1,000.00	1,016.92	8.21
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
Basic Materials Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.94
Advisor Class	1.87%	5.00%	1,000.00	1,015.68	9.46
A-Class	1.62%	5.00%	1,000.00	1,016.92	8.21
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
Biotechnology Fund
Investor Class	1.38%	5.00%	1,000.00	1,018.15	6.98
Advisor Class	1.88%	5.00%	1,000.00	1,015.62	9.52
A-Class	1.62%	5.00%	1,000.00	1,016.93	8.21
C-Class	2.38%	5.00%	1,000.00	1,013.13	12.01
Consumer Products Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.94
Advisor Class	1.87%	5.00%	1,000.00	1,015.68	9.46
A-Class	1.62%	5.00%	1,000.00	1,016.92	8.21
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
Electronics Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.94
Advisor Class	1.87%	5.00%	1,000.00	1,015.62	9.46
A-Class	1.62%	5.00%	1,000.00	1,016.92	8.21
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
Energy Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.94
Advisor Class	1.87%	5.00%	1,000.00	1,015.68	9.46
A-Class	1.62%	5.00%	1,000.00	1,016.92	8.21
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
Energy Services Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.94
Advisor Class	1.87%	5.00%	1,000.00	1,015.68	9.46
A-Class	1.62%	5.00%	1,000.00	1,016.94	8.21
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
Financial Services Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.94
Advisor Class	1.87%	5.00%	1,000.00	1,015.68	9.46
A-Class	1.62%	5.00%	1,000.00	1,016.94	8.21
C-Class	2.39%	5.00%	1,000.00	1,013.19	11.96
Health Care Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.94
Advisor Class	1.87%	5.00%	1,000.00	1,015.68	9.46
A-Class	1.62%	5.00%	1,000.00	1,016.94	8.21
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
the RYDEX | SGI series funds semi-annual report | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2011	September 30, 2011	Period[2]

Internet Fund
Investor Class	1.37%	5.00%	$1,000.00	$1,018.20	$6.94
Advisor Class	1.87%	5.00%	1,000.00	1,015.68	9.46
A-Class	1.62%	5.00%	1,000.00	1,016.92	8.21
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
Leisure Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.94
Advisor Class	1.87%	5.00%	1,000.00	1,015.68	9.46
A-Class	1.62%	5.00%	1,000.00	1,016.92	8.21
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
Precious Metals Fund
Investor Class	1.27%	5.00%	1,000.00	1,018.70	6.43
Advisor Class	1.77%	5.00%	1,000.00	1,016.18	8.96
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
Retailing Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.94
Advisor Class	1.87%	5.00%	1,000.00	1,015.68	9.46
A-Class	1.62%	5.00%	1,000.00	1,016.92	8.21
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
Technology Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.94
Advisor Class	1.87%	5.00%	1,000.00	1,015.68	9.46
A-Class	1.62%	5.00%	1,000.00	1,016.92	8.21
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
Telecommunications Fund
Investor Class	1.38%	5.00%	1,000.00	1,018.15	6.98
Advisor Class	1.87%	5.00%	1,000.00	1,015.62	9.46
A-Class	1.62%	5.00%	1,000.00	1,016.93	8.21
C-Class	2.37%	5.00%	1,000.00	1,013.13	11.96
Transportation Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.94
Advisor Class	1.87%	5.00%	1,000.00	1,015.68	9.46
A-Class	1.62%	5.00%	1,000.00	1,016.92	8.21
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
Utilities Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.94
Advisor Class	1.87%	5.00%	1,000.00	1,015.68	9.46
A-Class	1.62%	5.00%	1,000.00	1,016.92	8.21
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96

[1]	Annualized

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2011 to September 30, 2011.
8 | the RYDEX | SGI series funds semi-annual report

FUND PROFILE (Unaudited)	September 30, 2011
BANKING FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings
(% of Total Net Assets)

Wells Fargo & Co.	4.9%
JPMorgan Chase & Co.	4.2%
U.S. Bancorp	4.2%
PNC Financial Services Group, Inc.	3.7%
Citigroup, Inc.	3.5%
Bank of New York Mellon Corp.	3.5%
Bank of America Corp.	3.1%
BB&T Corp.	3.0%
Fifth Third Bancorp	2.3%
M&T Bank Corp.	2.3%

Top Ten Total	34.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX | SGI series funds semi-annual report | 9

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
BANKING FUND

	Shares	Value

COMMON STOCKS† - 99.7%

REGIONAL BANKS - 45.2%
PNC Financial Services Group, Inc.	4,702	$226,589
BB&T Corp.	8,202	174,949
Fifth Third Bancorp	13,555	136,906
M&T Bank Corp.	1,908	133,369
SunTrust Banks, Inc.	7,294	130,927
CIT Group, Inc.*	3,495	106,143
KeyCorp	17,177	101,860
Huntington Bancshares, Inc.	18,266	87,677
First Republic Bank*	3,415	79,091
Commerce Bancshares, Inc.	2,231	77,527
Regions Financial Corp.	23,016	76,643
Cullen	1,643	75,348
Hancock Holding Co.	2,563	68,637
East West Bancorp, Inc.	4,332	64,590
Signature Bank*	1,325	63,242
Zions Bancorporation	4,396	61,852
City National Corp.	1,585	59,850
Bank of Hawaii Corp.	1,601	58,276
Prosperity Bancshares, Inc.	1,603	52,386
Associated Banc-Corp.	5,615	52,220
Valley National Bancorp	4,751	50,313
Fulton Financial Corp.	6,547	50,085
First Horizon National Corp.	8,377	49,927
TCF Financial Corp.	5,393	49,400
SVB Financial Group*	1,318	48,766
UMB Financial Corp.	1,505	48,280
Webster Financial Corp.	3,114	47,644
FNB Corp.	5,431	46,544
FirstMerit Corp.	4,015	45,610
Trustmark Corp.	2,249	40,819
BancorpSouth, Inc.	4,211	36,973
Iberiabank Corp.	770	36,236
Westamerica Bancorporation	911	34,910
Wintrust Financial Corp.	1,285	33,166
Umpqua Holdings Corp.	3,632	31,925
Old National Bancorp	3,345	31,175
Susquehanna Bancshares, Inc.	5,173	28,296
Cathay General Bancorp	2,411	27,437
Glacier Bancorp, Inc.	2,875	26,939
PrivateBancorp, Inc. — Class A	2,843	21,379

Total Regional Banks		2,673,906

DIVERSIFIED BANKS - 29.0%
Wells Fargo & Co.	11,675	281,601
U.S. Bancorp	10,373	244,180
Credicorp Ltd.	1,175	108,335
Itau Unibanco Holding S.A. ADR	6,628	102,867
New York Community Bancorp, Inc.	8,367	99,567
Banco Bradesco S.A. ADR	6,531	96,593
HSBC Holdings plc ADR	2,332	88,709
Bank of Montreal	1,506	84,110
Toronto-Dominion Bank	1,185	84,076
Comerica, Inc.	3,624	83,243
HDFC Bank Ltd. ADR	2,710	78,997
Royal Bank of Canada	1,698	77,633
Banco Santander S.A. ADR	9,576	76,991
ICICI Bank Ltd. ADR	2,205	76,558
Banco Santander Brasil S.A. ADR	9,255	67,747
Barclays plc ADR	6,289	61,506

Total Diversified Banks		1,712,713

OTHER DIVERSIFIED FINANCIAL SERVICES - 10.8%
JPMorgan Chase & Co.	8,162	245,840
Citigroup, Inc.	8,095	207,394
Bank of America Corp.	30,387	185,968

Total Other Diversified Financial Services		639,202

THRIFTS & MORTGAGE FINANCE - 8.2%
People’s United Financial, Inc.	8,099	92,328
Hudson City Bancorp, Inc.	12,704	71,905
First Niagara Financial Group, Inc.	7,452	68,186
Capitol Federal Financial, Inc.	5,111	53,972
Northwest Bancshares, Inc.	4,514	53,762
Washington Federal, Inc.	3,923	49,979
Ocwen Financial Corp.*	3,495	46,169
Astoria Financial Corp.	4,272	32,852
MGIC Investment Corp.*	8,929	16,697

Total Thrifts & Mortgage Finance		485,850

ASSET MANAGEMENT & CUSTODY BANKS - 3.5%
Bank of New York Mellon Corp.	10,996	204,416

DIVERSIFIED CAPITAL MARKETS - 2.1%
UBS AG	5,586	63,848
Deutsche Bank AG	1,823	63,094

Total Diversified Capital Markets		126,942

MORTGAGE REIT’S - 0.9%
CapitalSource, Inc.	8,270	50,778

Total Common Stocks (Cost $4,928,701)		5,893,807

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.9%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$52,955	52,955

Total Repurchase Agreement (Cost $52,955)		52,955

Total Investments - 100.6% (Cost $4,981,656)		$5,946,762

Liabilities, Less Other Assets — (0.6)%		(37,437)

Total Net Assets — 100.0%		$5,909,325

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

10 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

BANKING FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $4,928,701)	$5,893,807
Repurchase agreements, at value (cost $52,955)	52,955
Receivables:
Fund shares sold	9,295
Dividends	7,517
Foreign taxes reclaim	351

Total assets	5,963,925

Liabilities:
Payable for:
Fund shares redeemed	35,430
Management fees	4,210
Distribution and service fees	1,534
Transfer agent and administrative fees	1,238
Portfolio accounting fees	495
Miscellaneous	11,693

Total liabilities	54,600

Net Assets	$5,909,325

Net Assets Consist Of:
Paid in capital	$30,438,560
Undistributed net investment income	35,020
Accumulated net realized loss on investments	(25,529,361)
Net unrealized appreciation on investments	965,106

Net assets	$5,909,325

Investor Class:
Net assets	$3,083,610
Capital shares outstanding	89,064
Net asset value per share	$34.62

Advisor Class:
Net assets	$192,414
Capital shares outstanding	6,076
Net asset value per share	$31.66

A-Class:
Net assets	$1,189,610
Capital shares outstanding	36,920
Net asset value per share	$32.22

Maximum offering price per share (Net asset value divided by 95.25%)	$33.83

C-Class:
Net assets	$1,443,691
Capital shares outstanding	47,194
Net asset value per share	$30.59

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $1,521)	$101,268
Interest	11

Total investment income	101,279

Expenses:
Management fees	37,478
Transfer agent and administrative fees	11,023
Distribution and service fees:
Advisor Class	1,017
A-Class	1,618
C-Class	11,844
Portfolio accounting fees	4,409
Registration fees	3,798
Trustees’ fees*	629
Miscellaneous	3,126

Total expenses	74,942

Net investment income	26,337

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(228,317)

Net realized loss	(228,317)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,487,906)

Net change in unrealized appreciation (depreciation)	(2,487,906)

Net realized and unrealized loss	(2,716,223)

Net decrease in net assets resulting from operations	$(2,689,886)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 11

BANKING FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$26,337	$8,682
Net realized loss on investments	(228,317)	(187,828)
Net change in unrealized appreciation (depreciation) on investments	(2,487,906)	(1,197,289)

Net decrease in net assets resulting from operations	(2,689,886)	(1,376,435)

Distributions to shareholders from:
Net investment income
Investor Class	—	(35,313)
Advisor Class	—	(5,190)
A-Class	—	(2,945)
C-Class	—	(10,322)

Total distributions to shareholders	—	(53,770)

Capital share transactions:
Proceeds from sale of shares
Investor Class	31,997,031	164,957,214
Advisor Class	1,566,332	24,430,833
A-Class	4,208,416	5,916,707
C-Class	12,639,116	62,239,417
Distributions reinvested
Investor Class	—	21,325
Advisor Class	—	4,972
A-Class	—	2,723
C-Class	—	8,842
Cost of shares redeemed
Investor Class	(36,272,480)	(182,816,064)
Advisor Class	(1,834,027)	(24,348,034)
A-Class	(3,561,451)	(10,663,178)
C-Class	(13,241,325)	(64,846,218)

Net decrease from capital share transactions	(4,498,388)	(25,091,461)

Net decrease in net assets	(7,188,274)	(26,521,666)
Net assets:
Beginning of period	13,097,599	39,619,265

End of period	$5,909,325	$13,097,599

Undistributed net investment income at end of period	$35,020	$8,683

Capital share activity:
Shares sold
Investor Class	720,099	3,520,121
Advisor Class	36,013	551,252
A-Class	97,949	125,988
C-Class	311,863	1,462,060
Shares issued from reinvestment of distributions
Investor Class	—	484
Advisor Class	—	123
A-Class	—	66
C-Class	—	225
Shares redeemed
Investor Class	(806,109)	(3,864,747)
Advisor Class	(43,727)	(565,185)
A-Class	(80,723)	(240,955)
C-Class	(329,028)	(1,521,121)

Net decrease in shares	(93,663)	(531,689)

12 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

BANKING FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011[a]	2011	2010[d]	2009[d]	2008[d]	2007[d]

Per Share Data
Net asset value, beginning of period	$49.76	$50.73	$32.62	$75.60	$110.30	$108.60

Income (loss) from investment operations:
Net investment income[b]	.21	.13	.28	1.30	2.50	2.00
Net gain (loss) on investments (realized and unrealized)	(15.35)	(.99)	20.05	(42.98)	(36.20)	.50

Total from investment operations	(15.14)	(.86)	20.33	(41.68)	(33.70)	2.50

Less distributions from:
Net investment income	—	(.12)	(2.22)	(1.30)	(1.00)	(.80)

Total distributions	—	(.12)	(2.22)	(1.30)	(1.00)	(.80)

Net asset value, end of period	$34.62	$49.75	$50.73	$32.62	$75.60	$110.30

Total Return[c]	(30.41)%	(1.66)%	63.48%	(55.66)%	(30.69)%	2.24%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,084	$8,711	$26,340	$23,804	$7,035	$9,229

Ratios to average net assets:
Net investment income	0.92%	0.27%	0.67%	2.42%	2.59%	1.79%
Total expenses	1.37%	1.39%	1.38%	1.37%	1.37%	1.32%

Portfolio turnover rate	390%	1,130%	986%	1,055%	1,417%	954%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011[a]	2011	2010[d]	2009[d]	2008[d]	2007[d]

Per Share Data
Net asset value, beginning of period	$45.63	$46.79	$30.36	$70.70	$103.90	$103.00

Income (loss) from investment operations:
Net investment income (loss)[b]	.07	(.08)	.06	1.20	2.00	1.10
Net gain (loss) on investments (realized and unrealized)	(14.04)	(.96)	18.59	(40.24)	(34.20)	.60

Total from investment operations	(13.97)	(1.04)	18.65	(39.04)	(32.20)	1.70

Less distributions from:
Net investment income	—	(.12)	(2.22)	(1.30)	(1.00)	(.80)

Total distributions	—	(.12)	(2.22)	(1.30)	(1.00)	(.80)

Net asset value, end of period	$31.66	$45.63	$46.79	$30.36	$70.70	$103.90

Total Return[c]	(30.62)%	(2.19)%	62.66%	(55.70)%	(31.14)%	1.58%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$192	$629	$1,291	$2,509	$1,449	$1,836

Ratios to average net assets:
Net investment income (loss)	0.36%	(0.18)%	0.17%	2.42%	2.32%	1.08%
Total expenses	1.87%	1.89%	1.88%	1.88%	1.85%	1.88%

Portfolio turnover rate	390%	1,130%	986%	1,055%	1,417%	954%

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 13

BANKING FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010[d]	2009[d]	2008[d]	2007[d]

Per Share Data
Net asset value, beginning of period	$46.38	$47.41	$30.67	$71.50	$104.70	$103.40

Income (loss) from investment operations:
Net investment income[b]	.15	.04	.02	1.30	2.00	1.70
Net gain (loss) on investments (realized and unrealized)	(14.31)	(.95)	18.94	(40.83)	(34.20)	.40

Total from investment operations	(14.16)	(.91)	18.96	(39.53)	(32.20)	2.10

Less distributions from:
Net investment income	—	(.12)	(2.22)	(1.30)	(1.00)	(.80)

Total distributions	—	(.12)	(2.22)	(1.30)	(1.00)	(.80)

Net asset value, end of period	$32.22	$46.38	$47.41	$30.67	$71.50	$104.70

Total Return[c]	(30.53)%	(1.89)%	63.04%	(55.77)%	(30.90)%	1.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,190	$913	$6,381	$851	$547	$187

Ratios to average net assets:
Net investment income	0.71%	0.09%	0.06%	2.71%	2.33%	1.54%
Total expenses	1.62%	1.64%	1.63%	1.62%	1.55%	1.62%

Portfolio turnover rate	390%	1,130%	986%	1,055%	1,417%	954%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010[d]	2009[d]	2008[d]	2007[d]

Per Share Data
Net asset value, beginning of period	$44.20	$45.51	$29.90	$69.50	$102.70	$102.00

Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.29)	(.16)	.90	1.60	.70
Net gain (loss) on investments (realized and unrealized)	(13.58)	(.90)	17.99	(39.20)	(33.80)	.80

Total from investment operations	(13.61)	(1.19)	17.83	(38.30)	(32.20)	1.50

Less distributions from:
Net investment income	—	(.12)	(2.22)	(1.30)	(1.00)	(.80)

Total distributions	—	(.12)	(2.22)	(1.30)	(1.00)	(.80)

Net asset value, end of period	$30.59	$44.20	$45.51	$29.90	$69.50	$102.70

Total Return[c]	(30.79)%	(2.58)%	60.86%	(55.64)%	(31.51)%	1.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,444	$2,844	$5,607	$2,114	$3,408	$3,180

Ratios to average net assets:
Net investment income (loss)	(0.08)%	(0.67)%	(0.42)%	1.82%	1.89%	0.63%
Total expenses	2.37%	2.38%	2.38%	2.40%	2.35%	2.37%

Portfolio turnover rate	390%	1,130%	986%	1,055%	1,417%	954%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Per share amounts for the period March 31, 2006 — April 19, 2009 have been restated to reflect 1:10 reverse share split effective April 20, 2009.

14 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2011
BASIC MATERIALS FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 14, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001

Ten Largest Holdings
(% of Total Net Assets)
|
Barrick Gold Corp.	3.4%
Newmont Mining Corp.	2.9%
Goldcorp, Inc.	2.8%
EI du Pont de Nemours & Co.	2.4%
Monsanto Co.	2.5%
Praxair, Inc.	2.4%
Vale S.A. — Class B ADR	2.1%
Freeport-McMoRan Copper & Gold, Inc.	2.0%
Dow Chemical Co.	2.0%
AngloGold Ashanti Ltd. ADR	1.9%

Top Ten Total	24.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX | SGI series funds semi-annual report | 15

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
BASIC MATERIALS FUND

	Shares	Value

COMMON STOCKS† - 99.8%

GOLD - 25.3%
Barrick Gold Corp.	40,448	$1,886,898
Newmont Mining Corp.	26,124	1,643,199
Goldcorp, Inc.	34,709	1,584,119
AngloGold Ashanti Ltd. ADR	26,547	1,097,984
Kinross Gold Corp.	72,475	1,071,181
Gold Fields Ltd. ADR	61,865	947,772
Yamana Gold, Inc.	67,173	917,583
Cia de Minas Buenaventura S.A. ADR	23,885	901,420
Randgold Resources Ltd. ADR	8,999	870,383
Agnico-Eagle Mines Ltd.	14,194	844,827
Eldorado Gold Corp.	36,680	628,695
IAMGOLD Corp.	31,415	621,389
Royal Gold, Inc.	8,144	521,705
Allied Nevada Gold Corp.*	13,215	473,229
Harmony Gold Mining Company Ltd. ADR	28,900	338,997

Total Gold		14,349,381

SPECIALTY CHEMICALS - 11.7%
Ecolab, Inc.	17,581	859,534
LyondellBasell Industries N.V. — Class A	33,320	814,007
Sherwin-Williams Co.	9,590	712,729
Sigma-Aldrich Corp.	11,173	690,380
Nalco Holding Co.	19,474	681,201
International Flavors & Fragrances, Inc.	9,625	541,118
Celanese Corp. — Class A	14,867	483,624
Valspar Corp.	13,825	431,478
Albemarle Corp.	9,919	400,728
WR Grace & Co.*	10,905	363,137
Rockwood Holdings, Inc.*	10,096	340,134
Cytec Industries, Inc.	7,988	280,698

Total Specialty Chemicals		6,598,768

DIVERSIFIED METALS & MINING - 11.1%
Vale S.A. — Class B ADR	50,544	1,152,403
Freeport-McMoRan Copper & Gold, Inc.	36,740	1,118,733
Southern Copper Corp.	43,680	1,091,563
BHP Billiton Ltd. ADR	11,714	778,278
Rio Tinto plc ADR	11,853	522,480
Teck Resources Ltd. — Class B	15,519	453,000
Titanium Metals Corp.	27,665	414,422
Walter Energy, Inc.	6,455	387,365
Molycorp, Inc.*	10,700	351,709

Total Diversified Metals & Mining		6,269,953

FERTILIZERS & AGRICULTURAL CHEMICALS - 9.9%
Monsanto Co.	23,212	1,393,649
Mosaic Co.	22,356	1,094,773
Potash Corporation of Saskatchewan, Inc.	23,204	1,002,877
CF Industries Holdings, Inc.	6,094	751,939
Agrium, Inc.	8,693	579,475
Scotts Miracle-Gro Co. - Class A	9,634	429,676
Intrepid Potash, Inc.*	13,487	335,422

Total Fertilizers & Agricultural Chemicals		5,587,811

DIVERSIFIED CHEMICALS - 9.4%
EI du Pont de Nemours & Co.	35,499	1,418,894
Dow Chemical Co.	49,318	1,107,682
PPG Industries, Inc.	11,351	802,062
FMC Corp.	7,786	538,480
Eastman Chemical Co.	7,117	487,728
Ashland, Inc.	9,512	419,860
Huntsman Corp.	30,658	296,463
Solutia, Inc.*	20,370	261,755

Total Diversified Chemicals		5,332,924

STEEL - 9.1%
Nucor Corp.	24,367	770,973
Cliffs Natural Resources, Inc.	10,681	546,547
Gerdau S.A. ADR	74,770	533,110
Cia Siderurgica Nacional S.A. ADR	59,103	469,278
Allegheny Technologies, Inc.	11,402	421,760
POSCO ADR	5,433	412,962
ArcelorMittal	23,040	366,566
Reliance Steel & Aluminum Co.	10,614	360,982
United States Steel Corp.	15,623	343,862
Carpenter Technology Corp.	7,552	339,009
Steel Dynamics, Inc.	31,966	317,103
Mechel ADR	26,149	266,458

Total Steel		5,148,610

INDUSTRIAL GASES - 5.1%
Praxair, Inc.	14,318	1,338,447
Air Products & Chemicals, Inc.	12,833	980,056
Airgas, Inc.	9,144	583,570

Total Industrial Gases		2,902,073

PAPER PACKAGING - 3.8%
Temple-Inland, Inc.	16,180	507,566
Bemis Company, Inc.	15,172	444,691
Rock-Tenn Co. — Class A	9,056	440,846
Sealed Air Corp.	22,958	383,399
Packaging Corporation of America	16,436	382,959

Total Paper Packaging		2,159,461

PRECIOUS METALS & MINERALS - 3.3%
Silver Wheaton Corp.	27,726	816,530
Pan American Silver Corp.	16,226	434,370
Coeur d’Alene Mines Corp.*	16,566	355,175
Hecla Mining Co.*	51,924	278,313

Total Precious Metals & Minerals		1,884,388

16 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2011
BASIC MATERIALS FUND

	Shares	Value

METAL & GLASS CONTAINERS - 3.2%
Ball Corp.	17,612	$546,325
Crown Holdings, Inc.*	17,207	526,706
Silgan Holdings, Inc.	11,260	413,692
Owens-Illinois, Inc.	21,848	330,342

Total Metal & Glass Containers		1,817,065

PAPER PRODUCTS - 2.9%
International Paper Co.	32,917	765,319
MeadWestvaco Corp.	19,542	479,952
Domtar Corp.	5,680	387,206

Total Paper Products		1,632,477

CONSTRUCTION MATERIALS - 2.0%
Vulcan Materials Co.	16,065	442,751
Martin Marietta Materials, Inc.	6,609	417,821
Cemex SAB de CV ADR*	86,748	274,124

Total Construction Materials		1,134,696

ALUMINUM - 1.2%
Alcoa, Inc.	70,750	677,078

FOREST PRODUCTS - 1.2%
Weyerhaeuser Co.	43,354	674,155

COMMODITY CHEMICALS - 0.6%
Westlake Chemical Corp.	9,640	330,459

Total Common Stocks (Cost $40,016,226)		56,499,299

	Face
	Amount

REPURCHASE AGREEMENT††,2 - 0.8%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$451,303	451,303

Total Repurchase Agreement (Cost $451,303)		451,303

Total Investments — 100.6% (Cost $40,467,529)		$56,950,602

Liabilities, Less Cash & Other Assets — (0.6)%		(357,941)

Total Net Assets — 100.0%		$56,592,661

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 17

BASIC MATERIALS FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $40,016,226)	$56,499,299
Repurchase agreements, at value (cost $451,303)	451,303
Cash	4,462
Receivables:
Dividends	56,960
Fund shares sold	11,802

Total assets	57,023,826

Liabilities:
Payable for:
Fund shares redeemed	289,532
Management fees	47,525
Transfer agent and administrative fees	13,978
Distribution and service fees	11,788
Portfolio accounting fees	5,591
Miscellaneous	62,751

Total liabilities	431,165

Net assets	$56,592,661

Net assets consist of:
Paid in capital	$73,227,532
Accumulated net investment loss	(4,336)
Accumulated net realized loss on investments	(33,113,608)
Net unrealized appreciation on investments	16,483,073

Net assets	$56,592,661

Investor Class:
Net assets	$34,369,616
Capital shares outstanding	820,514
Net asset value per share	$41.89

Advisor Class:
Net assets	$3,014,202
Capital shares outstanding	76,693
Net asset value per share	$39.30

A-Class:
Net assets	$11,235,403
Capital shares outstanding	280,327
Net asset value per share	$40.08

Maximum offering price per share (Net asset value divided by 95.25%)	$42.08

C-Class:
Net assets	$7,973,440
Capital shares outstanding	212,176
Net asset value per share	$37.57

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $10,028)	$788,883
Interest	49

Total investment income	788,932

Expenses:
Management fees	412,340
Transfer agent and administrative fees	121,276
Distribution and service fees:
Advisor Class	22,924
A-Class	19,673
C-Class	57,606
Portfolio accounting fees	48,510
Trustees’ fees*	5,220
Miscellaneous	77,204

Total expenses	764,753

Net investment income	24,179

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(6,894,573)
Foreign currency	1,073

Net realized loss	(6,893,500)

Net change in unrealized appreciation (depreciation) on:
Investments	(25,939,409)

Net change in unrealized appreciation (depreciation)	(25,939,409)

Net realized and unrealized loss	(32,832,909)

Net decrease in net assets resulting from operations	$(32,808,730)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

18 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

BASIC MATERIALS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$24,179	$(148,914)
Net realized gain (loss) on investments	(6,893,500)	11,009,906
Net change in unrealized appreciation (depreciation) on investments	(25,939,409)	16,475,314

Net increase (decrease) in net assets resulting from operations	(32,808,730)	27,336,306

Distributions to shareholders from:
Net investment income
Investor Class	—	(222,370)
Advisor Class	—	(21,324)
A-Class	—	(31,662)
C-Class	—	(29,598)

Total distributions to shareholders	—	(304,954)

Capital share transactions:
Proceeds from sale of shares
Investor Class	111,259,553	290,808,232
Advisor Class	6,812,304	30,920,509
A-Class	11,424,898	17,579,705
C-Class	38,261,152	122,015,297
Distributions reinvested
Investor Class	—	206,954
Advisor Class	—	20,596
A-Class	—	25,164
C-Class	—	28,100
Cost of shares redeemed
Investor Class	(127,197,741)	(282,325,246)
Advisor Class	(17,631,127)	(25,392,783)
A-Class	(14,024,613)	(10,581,967)
C-Class	(40,634,281)	(119,870,587)

Net increase (decrease) from capital share transactions	(31,729,855)	23,433,974

Net increase (decrease) in net assets	(64,538,585)	50,465,326
Net assets:
Beginning of period	121,131,246	70,665,920

End of period	$56,592,661	$121,131,246

Accumulated net investment loss at end of period	$(4,336)	$(28,515)

Capital share activity:
Shares sold
Investor Class	2,059,911	6,100,024
Advisor Class	134,658	676,750
A-Class	224,096	361,833
C-Class	799,106	2,837,089
Shares issued from reinvestment of distributions
Investor Class	—	4,118
Advisor Class	—	435
A-Class	—	522
C-Class	—	618
Shares redeemed
Investor Class	(2,545,394)	(5,796,546)
Advisor Class	(359,556)	(584,091)
A-Class	(280,627)	(215,761)
C-Class	(849,762)	(2,799,223)

Net increase (decrease) in shares	(817,568)	585,768

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 19

BASIC MATERIALS FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$56.36	$44.65	$27.43	$50.49	$42.25	$35.23

Income (loss) from investment operations:
Net investment income[b]	.07	— [c]	.24	.20	.15	.41
Net gain (loss) on investments (realized and unrealized)	(14.54)	11.82	17.07	(22.77)	8.18	6.91

Total from investment operations	(14.47)	11.82	17.31	(22.57)	8.33	7.32

Less distributions from:
Net investment income	—	(.11)	(.09)	(.49)	(.09)	(.30)

Total distributions	—	(.11)	(.09)	(.49)	(.09)	(.30)

Net asset value, end of period	$41.89	$56.36	$44.65	$27.43	$50.49	$42.25

Total Return[d]	(25.67%)	26.50%	63.12%	(44.54%)	19.71%	20.86%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,370	$73,606	$44,582	$98,767	$120,870	$68,862

Ratios to average net assets:
Net investment income	0.25%	0.00%[e]	0.65%	0.46%	0.31%	1.09%
Total expenses	1.37%	1.39%	1.39%	1.37%	1.37%	1.36%

Portfolio turnover rate	104%	292%	455%	288%	225%	442%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$53.00	$42.20	$26.06	$48.27	$40.61	$34.03

Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.20)	.03	.05	(.11)	.26
Net gain (loss) on investments (realized and unrealized)	(13.60)	11.11	16.20	(21.77)	7.86	6.62

Total from investment operations	(13.70)	10.91	16.23	(21.72)	7.75	6.88

Less distributions from:
Net investment income	—	(.11)	(.09)	(.49)	(.09)	(.30)

Total distributions	—	(.11)	(.09)	(.49)	(.09)	(.30)

Net asset value, end of period	$39.30	$53.00	$42.20	$26.06	$48.27	$40.61

Total Return[d]	(25.85%)	25.88%	62.30%	(44.83%)	19.08%	20.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,014	$15,986	$8,799	$4,705	$11,899	$15,974

Ratios to average net assets:
Net investment income (loss)	(0.38%)	(0.44%)	0.07%	0.13%	(0.25%)	0.72%
Total expenses	1.87%	1.89%	1.89%	1.88%	1.87%	1.87%

Portfolio turnover rate	104%	292%	455%	288%	225%	442%

20 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

BASIC MATERIALS FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$53.99	$42.88	$26.41	$48.80	$40.92	$34.19

Income (loss) from investment operations:
Net investment income (loss)[b]	.02	(.09)	.15	.12	.03	.33
Net gain (loss) on investments (realized and unrealized)	(13.93)	11.31	16.41	(22.02)	7.94	6.70

Total from investment operations	(13.91)	11.22	16.56	(21.90)	7.97	7.03

Less distributions from:
Net investment income	—	(.11)	(.09)	(.49)	(.09)	(.30)

Total distributions	—	(.11)	(.09)	(.49)	(.09)	(.30)

Net asset value, end of period	$40.08	$53.99	$42.88	$26.41	$48.80	$40.92

Total Return[d]	(25.76%)	26.20%	62.72%	(44.71%)	19.47%	20.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,235	$18,187	$8,159	$3,986	$6,985	$2,076

Ratios to average net assets:
Net investment income (loss)	0.06%	(0.19%)	0.40%	0.30%	0.07%	0.92%
Total expenses	1.62%	1.64%	1.65%	1.63%	1.62%	1.62%

Portfolio turnover rate	104%	292%	455%	288%	225%	442%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$50.80	$40.67	$25.24	$47.02	$39.76	$33.48

Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.40)	(.13)	(.18)	(.28)	.04
Net gain (loss) on investments (realized and unrealized)	(13.07)	10.64	15.65	(21.11)	7.63	6.54

Total from investment operations	(13.23)	10.24	15.52	(21.29)	7.35	6.58

Less distributions from:
Net investment income	—	(.11)	(.09)	(.49)	(.09)	(.30)

Total distributions	—	(.11)	(.09)	(.49)	(.09)	(.30)

Net asset value, end of period	$37.57	$50.80	$40.67	$25.24	$47.02	$39.76

Total Return[d]	(26.04%)	25.21%	61.51%	(45.11%)	18.48%	19.74%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,973	$13,353	$9,125	$4,024	$12,725	$7,017

Ratios to average net assets:
Net investment income (loss)	(0.67%)	(0.93%)	(0.37%)	(0.46%)	(0.63%)	0.11%
Total expenses	2.37%	2.39%	2.40%	2.38%	2.37%	2.37%

Portfolio turnover rate	104%	292%	455%	288%	225%	442%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Net investment income is less than $0.01 per share.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Less than 0.01%
the RYDEX | SGI series funds semi-annual report | 21

FUND PROFILE (Unaudited)	September 30, 2011

BIOTECHNOLOGY FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services (“Biotechnology Companies”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1,1998
Advisor Class	April 1,1998
A-Class	September 1,2004
C-Class	March 30,2001

Ten Largest Holdings
(% of Total Net Assets)
Amgen, Inc.	11.3%
Celgene Corp.	8.7%
Gilead Sciences, Inc. ADR	8.7%
Biogen Idec, Inc.	7.1%
Alexion Pharmaceuticals, Inc.	6.2%
Vertex Pharmaceuticals, Inc.	4.6%
Pharmasset, Inc.	4.5%
Regeneron Pharmaceuticals, Inc.	3.7%
BioMarin Pharmaceutical, Inc.	3.2%
Cepheid, Inc.	2.7%

Top Ten Total	60.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
22 | the RYDEX | SGI series funds semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
BIOTECHNOLOGY FUND

	Shares	Value

COMMON STOCKS† - 99.5%

BIOTECHNOLOGY - 99.5%
Amgen, Inc.	138,894	$7,632,225
Celgene Corp.*	94,617	5,858,685
Gilead Sciences, Inc. ADR	150,240	5,829,312
Biogen Idec, Inc.*	51,898	4,834,299
Alexion Pharmaceuticals, Inc.*	65,735	4,210,984
Vertex Pharmaceuticals, Inc.*	70,222	3,127,688
Pharmasset, Inc.*	37,344	3,076,025
Regeneron Pharmaceuticals, Inc.*	43,076	2,507,023
BioMarin Pharmaceutical, Inc.	67,731	2,158,587
Cepheid, Inc.*	47,716	1,852,812
Cubist Pharmaceuticals, Inc.*	44,736	1,580,076
Seattle Genetics, Inc.*	79,894	1,522,780
Onyx Pharmaceuticals, Inc.*	45,166	1,355,432
United Therapeutics Corp.*	35,663	1,337,006
Myriad Genetics, Inc.*	66,412	1,244,561
Human Genome Sciences, Inc.*	96,895	1,229,598
Incyte Corporation Ltd.*	86,519	1,208,670
Alkermes plc*	77,949	1,189,502
Amylin Pharmaceuticals, Inc.*	114,731	1,058,967
Ariad Pharmaceuticals, Inc.*	113,175	994,808
InterMune, Inc.*	44,655	902,031
PDL BioPharma, Inc.	160,593	891,291
Pharmacyclics, Inc.*	71,380	844,425
Immunogen, Inc.*	75,095	823,041
Amarin Corporation plc ADR*	85,800	789,360
Acorda Therapeutics, Inc.	38,795	774,348
AVEO Pharmaceuticals, Inc.*	48,491	746,276
Theravance, Inc.*	37,020	745,583
Medivation, Inc.*	43,379	736,575
Exelixis, Inc. — Class H	116,600	636,636
Momenta Pharmaceuticals, Inc.*	54,835	630,603
Spectrum Pharmaceuticals, Inc.*	79,100	603,533
Dendreon Corp.*	66,396	597,564
Micromet, Inc.*	110,703	531,374
Emergent Biosolutions, Inc.*	32,405	500,009
NPS Pharmaceuticals, Inc.*	73,750	480,113
Isis Pharmaceuticals, Inc.*	68,217	462,511
Achillion Pharmaceuticals, Inc.*	95,879	452,549
Savient Pharmaceuticals, Inc.*	107,480	440,668
Oncothyreon, Inc.*	73,179	437,610
SIGA Technologies, Inc.*	80,113	261,970
Targacept, Inc.*	12,983	194,745
Enzon Pharmaceuticals, Inc.*	26,904	189,404

Total Biotechnology		67,481,259

Total Common Stocks (Cost $40,175,394)		67,481,259

RIGHTS - 0.1%
Sanofi
Expires 12/31/20*††	49,694	52,676
Clinical Data, Inc.
Expires 12/31/20*†††,1	24,000	—

Total Rights (Cost $38,762)		52,676

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.6%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$431,722	431,722

Total Repurchase Agreement (Cost $431,722)		431,722

Total Investments - 100.2% (Cost $40,645,878)		$67,965,657

Liabilities, Less Other Assets — (0.2)%		(109,998)

Total Net Assets — 100.0%		$67,855,659

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4

†††	Value determined based on Level 3 inputs — See Note 4.

[1]	Illiquid security.

[2]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 23

BIOTECHNOLOGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $40,214,156)	$67,533,935
Repurchase agreements, at value (cost $431,722)	431,722
Receivables:
Fund shares sold	631,768

Total assets	68,597,425

Liabilities:
Payable for:
Fund shares redeemed	590,476
Management fees	48,013
Transfer agent and administrative fees	14,121
Distribution and service fees	6,750
Portfolio accounting fees	5,648
Miscellaneous	76,758

Total liabilities	741,766

Net assets	$67,855,659

Net assets consist of:
Paid in capital	$108,598,399
Accumulated net investment loss	(675,354)
Accumulated net realized loss on investments	(67,387,165)
Net unrealized appreciation on investments	27,319,779

Net assets	$67,855,659

Investor Class:
Net assets	$51,506,357
Capital shares outstanding	1,876,837
Net asset value per share	$27.44

Advisor Class:
Net assets	$4,008,377
Capital shares outstanding	156,874
Net asset value per share	$25.55

A-Class:
Net assets	$8,099,708
Capital shares outstanding	311,847
Net asset value per share	$25.97

Maximum offering price per share (Net asset value divided by 95.25%)	$27.27

C-Class:
Net assets	$4,241,217
Capital shares outstanding	171,719
Net asset value per share	$24.70

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends	$115,004
Interest	28

Total investment income	115,032

Expenses:
Management fees	452,416
Transfer agent and administrative fees	133,063
Distribution and service fees:
Advisor Class	21,352
A-Class	7,166
C-Class	20,314
Portfolio accounting fees	53,225
Trustees’ fees*	2,705
Miscellaneous	92,931

Total expenses	783,172

Net investment income	(668,140)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(6,173,847)

Net realized loss	(6,173,847)

Net change in unrealized appreciation (depreciation) on:
Investments	(5,624,348)

Net change in unrealized appreciation (depreciation)	(5,624,348)

Net realized and unrealized loss	(11,798,195)

Net decrease in net assets resulting from operations	$(12,466,335)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

24 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

BIOTECHNOLOGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(668,140)	$(864,668)
Net realized gain (loss) on investments	(6,173,847)	5,894,249
Net change in unrealized appreciation (depreciation) on investments	(5,624,348)	(5,568,909)

Net decrease in net assets resulting from operations	(12,466,335)	(539,328)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	259,283,612	200,353,498
Advisor Class	29,951,076	32,859,417
A-Class	10,508,657	4,397,821
C-Class	23,293,942	83,602,839
Cost of shares redeemed
Investor Class	(242,670,256)	(302,455,838)
Advisor Class	(32,423,163)	(34,822,391)
A-Class	(3,306,069)	(5,002,905)
C-Class	(22,015,948)	(85,042,173)

Net increase (decrease) from capital share transactions	22,621,851	(106,109,732)

Net increase (decrease) in net assets	10,155,516	(106,649,060)
Net assets:
Beginning of period	57,700,143	164,349,203

End of period	$67,855,659	$57,700,143

Accumulated net investment loss at end of period	$(675,354)	$(7,214)

Capital share activity:
Shares sold
Investor Class	8,317,999	7,766,203
Advisor Class	1,037,755	1,325,998
A-Class	352,126	181,773
C-Class	832,858	3,546,616
Shares redeemed
Investor Class	(7,973,447)	(11,632,862)
Advisor Class	(1,153,047)	(1,410,259)
A-Class	(120,301)	(212,222)
C-Class	(789,759)	(3,606,457)

Net increase (decrease) in shares	504,184	(4,041,210)

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 25

BIOTECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$29.16	$27.34	$19.37	$21.51	$21.21	$23.45

Income (loss) from investment operations:
Net investment loss[b]	(.18)	(.33)	(.21)	(.19)	(.22)	(.27)
Net gain (loss) on investments (realized and unrealized)	(1.54)	2.15	8.18	(1.95)	.52	(1.97)

Total from investment operations	(1.72)	1.82	7.97	(2.14)	.30	(2.24)

Net asset value, end of period	$27.44	$29.16	$27.34	$19.37	$21.51	$21.21

Total Return[c]	(5.90%)	6.66%	41.15%	(9.95%)	1.41%	(9.55%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$51,506	$44,686	$147,631	$65,829	$47,696	$61,366

Ratios to average net assets:
Net investment loss	(1.17%)	(1.26%)	(0.90%)	(0.86%)	(0.94%)	(1.23%)
Total expenses	1.38%	1.39%	1.39%	1.38%	1.39%	1.37%

Portfolio turnover rate	184%	337%	316%	370%	193%	269%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$27.22	$25.66	$18.27	$20.39	$20.20	$22.44

Income (loss) from investment operations:
Net investment loss[b]	(.25)	(.43)	(.30)	(.29)	(.31)	(.37)
Net gain (loss) on investments (realized and unrealized)	(1.42)	1.99	7.69	(1.83)	.50	(1.87)

Total from investment operations	(1.67)	1.56	7.39	(2.12)	.19	(2.24)

Net asset value, end of period	$25.55	$27.22	$25.66	$18.27	$20.39	$20.20

Total Return[c]	(6.14%)	6.08%	40.45%	(10.40%)	0.94%	(9.98%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,008	$7,410	$9,144	$6,675	$4,220	$5,295

Ratios to average net assets:
Net investment loss	(1.71%)	(1.77%)	(1.38%)	(1.40%)	(1.42%)	(1.75%)
Total expenses	1.88%	1.89%	1.89%	1.88%	1.89%	1.87%

Portfolio turnover rate	184%	337%	316%	370%	193%	269%

26 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

BIOTECHNOLOGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$27.64	$25.98	$18.45	$20.54	$20.30	$22.50

Income (loss) from investment operations:
Net investment loss[b]	(.18)	(.37)	(.25)	(.24)	(.27)	(.31)
Net gain (loss) on investments (realized and unrealized)	(1.49)	2.03	7.78	(1.85)	.51	(1.89)

Total from investment operations	(1.67)	1.66	7.53	(2.09)	.24	(2.20)

Net asset value, end of period	$25.97	$27.64	$25.98	$18.45	$20.54	$20.30

Total Return[c]	(6.04%)	6.39%	40.81%	(10.18%)	1.18%	(9.78%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,100	$2,211	$2,869	$4,346	$2,321	$849

Ratios to average net assets:
Net investment loss	(1.31%)	(1.51%)	(1.12%)	(1.17%)	(1.26%)	(1.50%)
Total expenses	1.62%	1.64%	1.64%	1.64%	1.62%	1.62%

Portfolio turnover rate	184%	337%	316%	370%	193%	269%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$26.38	$24.96	$17.87	$20.03	$19.95	$22.27

Income (loss) from investment operations:
Net investment loss[b]	(.29)	(.54)	(.38)	(.38)	(.42)	(.46)
Net gain (loss) on investments (realized and unrealized)	(1.39)	1.96	7.47	(1.78)	.50	(1.86)

Total from investment operations	(1.68)	1.42	7.09	(2.16)	.08	(2.32)

Net asset value, end of period	$24.70	$26.38	$24.96	$17.87	$20.03	$19.95

Total Return[c]	(6.37%)	5.65%	39.68%	(10.78%)	0.40%	(10.42%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,241	$3,393	$4,705	$4,028	$3,671	$2,678

Ratios to average net assets:
Net investment loss	(2.10%)	(2.27%)	(1.78%)	(1.89%)	(1.99%)	(2.23%)
Total expenses	2.38%	2.39%	2.39%	2.39%	2.38%	2.36%

Portfolio turnover rate	184%	337%	316%	370%	193%	269%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 27

FUND PROFILE (Unaudited)	September 30, 2011
CONSUMER PRODUCTS FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	July 6, 1998
Advisor Class	August 17, 1998
A-Class	September 1, 2004
C-Class	July 24, 2001

Ten Largest Holdings
(% of Total Net Assets)
Procter & Gamble Co.	6.6%
Coca-Cola Co.	6.2%
Philip Morris International, Inc.	5.0%
PepsiCo, Inc.	4.6%
Kraft Foods, Inc. — Class A	3.8%
Altria Group, Inc.	3.7%
Colgate-Palmolive Co.	3.3%
Kimberly-Clark Corp.	2.7%
General Mills, Inc.	2.5%
Reynolds American, Inc.	2.3%

Top Ten Total	40.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
28 | the RYDEX | SGI series funds semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
CONSUMER PRODUCTS FUND

	Shares	Value

COMMON STOCKS† - 99.5%

PACKAGED FOODS & MEATS - 31.2%
Kraft Foods, Inc. — Class A	126,692	$4,254,317
General Mills, Inc.	75,387	2,900,138
Kellogg Co.	46,340	2,464,825
HJ Heinz Co.	44,327	2,237,627
Mead Johnson Nutrition Co. — Class A	31,124	2,142,265
Green Mountain Coffee Roasters, Inc.*	22,267	2,069,495
Hershey Co.	34,742	2,058,116
Campbell Soup Co.	55,677	1,802,264
ConAgra Foods, Inc.	71,342	1,727,903
Sara Lee Corp.	98,615	1,612,355
JM Smucker Co.	22,052	1,607,370
Hormel Foods Corp.	54,456	1,471,401
Tyson Foods, Inc. — Class A	82,065	1,424,648
McCormick & Company, Inc.	29,685	1,370,260
BRF — Brasil Foods S.A. ADR	71,750	1,257,778
Unilever N.V.	36,921	1,162,642
Smithfield Foods, Inc.	49,736	969,852
TreeHouse Foods, Inc.*	14,832	917,211
Flowers Foods, Inc.	44,185	859,840
Diamond Foods, Inc.	9,680	772,367
Dean Foods Co.*	71,136	630,976

Total Packaged Foods & Meats		35,713,650

HOUSEHOLD PRODUCTS - 16.3%
Procter & Gamble Co.	118,180	7,466,613
Colgate-Palmolive Co.	42,353	3,755,865
Kimberly-Clark Corp.	43,747	3,106,474
Clorox Co.	24,777	1,643,458
Church & Dwight Company, Inc.	33,964	1,501,209
Energizer Holdings, Inc.*	17,235	1,145,093

Total Household Products		18,618,712

SOFT DRINKS - 15.9%
Coca-Cola Co.	104,278	7,045,021
PepsiCo, Inc.	85,965	5,321,234
Hansen Natural Corp.	18,894	1,649,257
Dr Pepper Snapple Group, Inc.	41,805	1,621,198
Coca-Cola Enterprises, Inc.	62,234	1,548,382
Fomento Economico Mexicano SAB de CV ADR	16,356	1,060,196

Total Soft Drinks		18,245,288

TOBACCO - 13.0%
Philip Morris International, Inc.	90,901	5,670,404
Altria Group, Inc.	158,555	4,250,860
Reynolds American, Inc.	70,478	2,641,515
Lorillard, Inc.	20,475	2,266,583

Total Tobacco		14,829,362

FOOD RETAIL - 5.5%
Kroger Co.	89,043	1,955,385
Whole Foods Market, Inc.	29,940	1,955,382
Safeway, Inc.	70,675	1,175,325
Fresh Market, Inc.*	17,884	682,453
SUPERVALU, Inc.	87,746	584,388

Total Food Retail		6,352,933

PERSONAL PRODUCTS - 5.1%
Estee Lauder Companies, Inc. — Class A	24,790	2,177,553
Herbalife Ltd.	25,871	1,386,686
Avon Products, Inc.	70,202	1,375,959
Nu Skin Enterprises, Inc. — Class A	22,730	921,020

Total Personal Products		5,861,218

AGRICULTURAL PRODUCTS - 4.4%
Archer-Daniels-Midland Co.	82,843	2,055,336
Bunge Ltd.	26,111	1,522,010
Corn Products International, Inc.	21,014	824,589
Darling International, Inc.	46,760	588,708

Total Agricultural Products		4,990,643

BREWERS - 3.5%
Molson Coors Brewing Co. — Class B	37,287	1,476,938
Cia de Bebidas das Americas ADR	46,740	1,432,581
Anheuser-Busch InBev N.V. ADR	21,757	1,152,686

Total Brewers		4,062,205

DISTILLERS & VINTNERS - 2.8%
Brown-Forman Corp. — Class B	17,171	1,204,374
Constellation Brands, Inc. — Class A*	57,754	1,039,572
Diageo plc ADR	12,688	963,400

Total Distillers & Vintners		3,207,346

FOOD DISTRIBUTORS - 1.8%
Sysco Corp.	78,595	2,035,611

Total Common Stocks (Cost $98,881,246)		113,916,968

WARRANTS*†† - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	125	36

Total Warrants (Cost $—)		36

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 29

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2011
CONSUMER PRODUCTS FUND

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1- 0.3%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$360,842	$360,842

Total Repurchase Agreement (Cost $360,842)		360,842

Total Investments - 99.8% (Cost $99,242,088)		$114,277,846

Other Assets, Less Liabilities — 0.2%		200,407

Total Net Assets — 100.0%		$114,478,253

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receip

plc — Public Limited Company

30 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

CONSUMER PRODUCTS FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $98,881,246)	$113,917,004
Repurchase agreements, at value (cost $360,842)	360,842
Receivables:
Fund shares sold	11,544,115
Dividends	367,762
Foreign taxes reclaim	1,110

Total assets	126,190,833

Liabilities:
Payable for:
Securities purchased	11,101,267
Fund shares redeemed	406,489
Management fees	83,163
Transfer agent and administrative fees	24,460
Portfolio accounting fees	9,784
Distribution and service fees	9,646
Miscellaneous	77,771

Total liabilities	11,712,580

Net assets	$114,478,253

Net assets consist of:
Paid in capital	$105,786,782
Undistributed net investment income	2,161,427
Accumulated net realized loss on investments	(8,505,714)
Net unrealized appreciation on investments	15,035,758

Net assets	$114,478,253

Investor class:
Net assets	$89,439,428
Capital shares outstanding	2,447,517
Net asset value per share	$36.54

Advisor Class:
Net assets	$6,118,804
Capital shares outstanding	180,447
Net asset value per share	$33.91

A-Class:
Net assets	$13,814,332
Capital shares outstanding	399,047
Net asset value per share	$34.62

Maximum offering price per share (Net asset value divided by 95.25%)	$36.35

C-Class:
Net assets	$5,105,689
Capital shares outstanding	158,235
Net asset value per share	$32.26

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $2,611)	$1,446,196
Interest	57

Total investment income	1,446,253

Expenses:
Management fees	461,674
Transfer agent and administrative fees	135,786
Distribution and service fees:
Advisor Class	16,752
A-Class	10,843
C-Class	24,148
Portfolio accounting fees	54,314
Trustees’ fees*	2,267
Miscellaneous	89,188

Total expenses	794,972

Net investment income	651,281

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(6,187,025)

Net realized loss	(6,187,025)

Net change in unrealized appreciation (depreciation) on:
Investments	1,648,244

Net change in unrealized appreciation (depreciation)	1,648,244

Net realized and unrealized loss	(4,538,781)

Net decrease in net assets resulting from operations	$(3,887,500)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 31

CONSUMER PRODUCTS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$651,281	$1,510,144
Net realized gain (loss) on investments	(6,187,025)	23,091,560
Net change in unrealized appreciation (depreciation) on investments	1,648,244	(13,671,959)

Net increase (decrease) in net assets resulting from operations	(3,887,500)	10,929,745

Distributions to shareholders from:
Net investment income
Investor Class	—	(1,233,220)
Advisor Class	—	(155,870)
A-Class	—	(80,810)
C-Class	—	(110,514)
Net realized gains
Investor Class	—	(8,588,996)
Advisor Class	—	(1,085,584)
A-Class	—	(562,819)
C-Class	—	(769,755)

Total distributions to shareholders	—	(12,587,568)

Capital share transactions:
Proceeds from sale of shares
Investor Class	446,441,300	390,995,240
Advisor Class	25,882,599	35,315,185
A-Class	17,582,421	6,689,410
C-Class	31,502,195	68,579,568
Distributions reinvested
Investor Class	—	9,569,300
Advisor Class	—	1,219,720
A-Class	—	593,646
C-Class	—	861,273
Cost of shares redeemed
Investor Class	(411,733,474)	(525,670,868)
Advisor Class	(23,072,839)	(38,462,251)
A-Class	(8,402,388)	(22,692,937)
C-Class	(29,701,941)	(69,681,980)

Net increase (decrease) from capital share transactions	48,497,873	(142,684,694)

Net increase (decrease) in net assets	44,610,373	(144,342,517)

Net assets:
Beginning of period	69,867,880	214,210,397

End of period	$114,478,253	$69,867,880

Undistributed net investment income at end of period	$2,161,427	$1,580,416

Capital share activity:
Shares sold
Investor Class	11,796,964	10,684,021
Advisor Class	736,158	1,029,449
A-Class	490,583	191,526
C-Class	941,488	2,055,708
Shares issued from reinvestment of distributions
Investor Class	—	283,619
Advisor Class	—	38,795
A-Class	—	18,540
C-Class	—	28,671
Shares redeemed
Investor Class	(10,940,794)	(14,211,944)
Advisor Class	(658,396)	(1,128,358)
A-Class	(237,444)	(650,900)
C-Class	(891,201)	(2,097,770)

Net increase (decrease) in shares	1,237,358	(3,758,643)

32 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

CONSUMER PRODUCTS FUND
FINANCIAL HIGH LIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$36.37	$37.83	$26.39	$36.40	$36.11	$31.03

Income (loss) from investment operations:
Net investment income[b]	.24	.69	.50	.55	.52	.43
Net gain (loss) on investments (realized and unrealized)	(.07)	4.40	11.04	(10.35)	.13	4.71

Total from investment operations	.17	5.09	11.54	(9.80)	.65	5.14

Less distributions from:
Net investment income	—	(.82)	(.10)	(.21)	(.36)	(.06)
Net realized gains	—	(5.73)	—	—	—	—

Total distributions	—	(6.55)	(.10)	(.21)	(.36)	(.06)

Net asset value, end of period	$36.54	$36.37	$37.83	$26.39	$36.40	$36.11

Total Return[c]	0.47%	14.81%	43.75%	(26.96%)	1.72%	16.58%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$89,439	$57,876	$182,915	$14,703	$8,722	$21,814

Ratios to average net assets:
Net investment income	1.28%	1.84%	1.46%	1.81%	1.37%	1.29%
Total expenses	1.37%	1.38%	1.37%	1.38%	1.37%	1.37%

Portfolio turnover rate	344%	400%	200%	445%	449%	455%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$33.84	$35.77	$25.09	$34.78	$34.68	$29.96

Income (loss) from investment operations:
Net investment income[b]	.13	.62	.35	.34	.15	.20
Net gain (loss) on investments (realized and unrealized)	(.06)	4.00	10.43	(9.82)	.31	4.58

Total from investment operations	.07	4.62	10.78	(9.48)	.46	4.78

Less distributions from:
Net investment income	—	(.82)	(.10)	(.21)	(.36)	(.06)
Net realized gains	—	(5.73)	—	—	—	—

Total distributions	—	(6.55)	(.10)	(.21)	(.36)	(.06)

Net asset value, end of period	$33.91	$33.84	$35.77	$25.09	$34.78	$34.68

Total Return[c]	0.21%	14.32%	42.99%	(27.29%)	1.25%	15.97%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,119	$3,475	$5,824	$11,113	$5,384	$5,754

Ratios to average net assets:
Net investment income	0.73%	1.78%	1.17%	1.18%	0.42%	0.64%
Total expenses	1.87%	1.88%	1.88%	1.87%	1.87%	1.86%

Portfolio turnover rate	344%	400%	200%	445%	449%	455%

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 33

CONSUMER PRODUCTS FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$34.49	$36.26	$25.37	$35.09	$34.90	$30.07

Income (loss) from investment operations:
Net investment income[b]	.22	.41	.55	.42	.50	.42
Net gain (loss) on investments (realized and unrealized)	(.09)	4.37	10.44	(9.93)	.05	4.47

Total from investment operations	.13	4.78	10.99	(9.51)	.55	4.89

Less distributions from:
Net investment income	—	(.82)	(.10)	(.21)	(.36)	(.06)
Net realized gains	—	(5.73)	—	—	—	—

Total distributions	—	(6.55)	(.10)	(.21)	(.36)	(.06)

Net asset value, end of period	$34.62	$34.49	$36.26	$25.37	$35.09	$34.90

Total Return[c]	0.38%	14.58%	43.34%	(27.14%)	1.50%	16.27%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,814	$5,033	$21,277	$2,898	$1,682	$3,935

Ratios to average net assets:
Net investment income	1.25%	1.14%	1.72%	1.41%	1.38%	1.30%
Total expenses	1.62%	1.63%	1.63%	1.63%	1.63%	1.61%

Portfolio turnover rate	344%	400%	200%	445%	449%	455%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$32.28	$34.57	$24.36	$33.95	$34.04	$29.55

Income (loss) from investment operations:
Net investment income[b]	.05	.30	.24	.19	.17	.20
Net gain (loss) on investments (realized and unrealized)	(.07)	3.96	10.07	(9.57)	.10	4.35

Total from investment operations	(.02)	4.26	10.31	(9.38)	.27	4.55

Less distributions from:
Net investment income	—	(.82)	(.10)	(.21)	(.36)	(.06)
Net realized gains	—	(5.73)	—	—	—	—

Total distributions	—	(6.55)	(.10)	(.21)	(.36)	(.06)

Net asset value, end of period	$32.26	$32.28	$34.57	$24.36	$33.95	$34.04

Total Return[c]	(0.06%)	13.78%	42.35%	(27.67%)	0.71%	15.41%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,106	$3,484	$4,194	$3,067	$3,903	$5,472

Ratios to average net assets:
Net investment income	0.30%	0.90%	0.77%	0.65%	0.49%	0.62%
Total expenses	2.37%	2.38%	2.38%	2.38%	2.37%	2.36%

Portfolio turnover rate	344%	400%	200%	445%	449%	455%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

34 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2011
ELECTRONICS FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	March 26, 2001

Ten Largest Holdings
(% of Total Net Assets)
Intel Corp.	11.6%
Texas Instruments, Inc.	5.7%
Broadcom Corp. — Class A	4.7%
Applied Materials, Inc.	3.6%
Marvell Technology Group Ltd.	3.3%
Analog Devices, Inc.	3.0%
Avago Technologies Ltd.	2.9%
Altera Corp.	2.9%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	2.9%
NVIDIA Corp.	2.8%

Top Ten Total	43.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX | SGI series funds semi-annual report | 35

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
ELECTRONICS FUND

	Shares	Value

COMMON STOCKS† - 100.3%

SEMICONDUCTORS - 80.0%
Intel Corp.	40,688	$867,876
Texas Instruments, Inc.	15,851	422,430
Broadcom Corp. — Class A	10,576	352,075
Marvell Technology Group Ltd.*	17,130	248,899
Analog Devices, Inc.	7,339	229,344
Avago Technologies Ltd.	6,773	221,951
Altera Corp.	7,019	221,309
Taiwan Semiconductor Manufacturing Company Ltd. ADR	18,906	216,096
NVIDIA Corp.*	17,010	212,625
Maxim Integrated Products, Inc.	8,905	207,754
Xilinx, Inc.	7,208	197,788
Linear Technology Corp.	6,994	193,384
Microchip Technology, Inc.	5,654	175,896
Netlogic Microsystems, Inc.*	3,495	168,144
Micron Technology, Inc.*	30,881	155,640
ARM Holdings plc ADR	5,325	135,788
Advanced Micro Devices, Inc.*	26,425	134,239
Cree, Inc.	5,041	130,965
Skyworks Solutions, Inc.*	7,246	129,993
ON Semiconductor Corp.*	17,157	123,016
Atmel Corp.*	14,918	120,388
RF Micro Devices, Inc.*	17,305	109,714
Cypress Semiconductor Corp.	7,208	107,904
LSI Corp.*	17,557	90,945
Silicon Laboratories, Inc.*	2,538	85,048
Cirrus Logic, Inc.*	5,364	79,065
Fairchild Semiconductor International, Inc. — Class A*	7,175	77,490
Cavium, Inc.*	2,815	76,033
Semtech Corp.*	3,134	66,127
Freescale Semiconductor Holdings I Ltd.*	5,527	60,963
Rambus, Inc.*	4,336	60,704
TriQuint Semiconductor, Inc.	10,776	54,096
PMC — Sierra, Inc.*	8,544	51,093
Omnivision Technologies, Inc.*	3,559	49,968
Intersil Corp. — Class A	4,763	49,011
Microsemi Corp.*	2,949	47,125
Trina Solar Ltd. ADR*	7,450	45,296
LDK Solar Company Ltd. ADR*	12,899	40,245
International Rectifier Corp.*	2,147	39,977

Total Semiconductors		6,056,404

SEMICONDUCTOR EQUIPMENT - 17.4%
Applied Materials, Inc.	26,826	277,648
KLA-Tencor Corp.	5,266	201,582
Lam Research Corp.*	4,375	166,163
ASML Holding N.V. — Class G ADR	4,210	145,413
Novellus Systems, Inc.*	4,029	109,831
Teradyne, Inc.*	9,392	103,406
MEMC Electronic Materials, Inc.*	14,628	76,651
Cymer, Inc.*	1,941	72,166
Veeco Instruments, Inc.*	2,627	64,099
GT Advanced Technologies, Inc.*	7,244	50,853
Kulicke & Soffa Industries, Inc.*	6,784	50,609

Total Semiconductor Equipment		1,318,421

ELECTRICAL COMPONENTS & EQUIPMENT - 1.8%
First Solar, Inc.*	2,188	138,303

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
FEI Co.*	2,694	80,712

Total Common Stocks (Cost $5,592,253)		7,593,840

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 3.6%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$276,013	276,013

Total Repurchase Agreement (Cost $276,013)		276,013

Total Investments - 103.9% (Cost $5,868,266)		$7,869,853

Liabilities, Less Cash & Other Assets — (3.9)%		(292,698)

Total Net Assets — 100.0%		$7,577,155

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

36 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

ELECTRONICS FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $5,592,253)	$7,593,840
Repurchase agreements, at value (cost $276,013)	276,013
Cash	558
Receivables:
Fund shares sold	6,246
Dividends	222

Total assets	7,876,879

Liabilities:
Payable for:
Securities purchased	205,807
Fund shares redeemed	73,905
Management fees	4,851
Distribution and service fees	1,431
Transfer agent and administrative fees	1,427
Portfolio accounting fees	571
Miscellaneous	11,732

Total liabilities	299,724

Net assets	$7,577,155

Net assets consist of:
Paid in capital	$58,299,728
Accumulated net investment loss	(25,297)
Accumulated net realized loss on investments	(52,698,863)
Net unrealized appreciation on investments	2,001,587

Net assets	$7,577,155

Investor Class:
Net assets	$5,125,052
Capital shares outstanding	114,884
Net asset value per share	$44.61

Advisor Class:
Net assets	$1,372,106
Capital shares outstanding	32,883
Net asset value per share	$41.72

A-Class:
Net assets	$755,971
Capital shares outstanding	17,846
Net asset value per share	$42.36

Maximum offering price per share (Net asset value divided by 95.25%)	$44.47

C-Class:
Net assets	$324,026
Capital shares outstanding	8,038
Net asset value per share	$40.31

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $25)	$63,053
Interest	7

Total investment income	63,060

Expenses:
Management fees	46,102
Transfer agent and administrative fees	13,559
Distribution and service fees:
Advisor Class	6,389
A-Class	1,284
C-Class	6,440
Portfolio accounting fees	5,424
Registration fees	14,789
Printing expenses	5,680
Pricing service expense	5,050
Trustees’ fees*	1,141
Miscellaneous	(17,501)

Total expenses	88,357

Net investment loss	(25,297)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	163,734

Net realized gain	163,734

Net change in unrealized appreciation (depreciation) on:
Investments	(2,902,621)

Net change in unrealized appreciation (depreciation)	(2,902,621)

Net realized and unrealized loss	(2,738,887)

Net decrease in net assets resulting from operations	$(2,764,184)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 37

ELECTRONICS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(25,297)	$(97,316)
Net realized gain (loss) on investments	163,734	(1,831,352)
Net change in unrealized appreciation (depreciation) on investments	(2,902,621)	(1,072,361)

Net decrease in net assets resulting from operations	(2,764,184)	(3,001,029)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	55,229,598	353,378,731
Advisor Class	14,372,649	29,701,725
A-Class	4,011,430	7,556,407
C-Class	33,279,768	128,873,486
Cost of shares redeemed
Investor Class	(55,442,026)	(359,599,458)
Advisor Class	(15,259,784)	(28,156,131)
A-Class	(4,793,925)	(6,829,314)
C-Class	(33,978,105)	(131,295,692)

Net decrease from capital share transactions	(2,580,395)	(6,370,246)

Net decrease in net assets	(5,344,579)	(9,371,275)
Net assets:
Beginning of period	12,921,734	22,293,009

End of period	$7,577,155	$12,921,734

Accumulated net investment loss at end of period	$(25,297)	$—

Capital share activity:
Shares sold
Investor Class	975,499	6,465,968
Advisor Class	276,879	577,894
A-Class	81,706	144,798
C-Class	680,365	2,693,693
Shares redeemed
Investor Class	(975,790)	(6,656,304)
Advisor Class	(298,270)	(556,791)
A-Class	(91,969)	(143,325)
C-Class	(694,963)	(2,740,831)

Net decrease in shares	(46,543)	(214,898)

38 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

ELECTRONICS FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011[a]	2011	2010[e]	2009[e]	2008[e]	2007[e]

Per Share Data
Net asset value, beginning of period	$60.57	$52.33	$32.76	$50.30	$62.30	$67.60

Income (loss) from investment operations:
Net investment loss[b]	(.07)	(.13)	(.02)	(—)[c]	(.25)	(.50)
Net gain (loss) on investments (realized and unrealized)	(15.89)	8.37	19.59	(17.54)	(11.75)	(4.80)

Total from investment operations	(15.96)	8.24	19.57	(17.54)	(12.00)	(5.30)

Net asset value, end of period	$44.61	$60.57	$52.33	$32.76	$50.30	$62.30

Total Return[d]	(26.35)%	15.75%	59.74%	(34.89)%	(19.26)%	(7.84)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,125	$6,976	$15,988	$106,703	$9,835	$15,376

Ratios to average net assets:
Net investment loss	(0.25)%	(0.23)%	(0.06)%	(0.03)%	(0.37)%	(0.76)%
Total expenses	1.37%	1.39%	1.38%	1.34%	1.36%	1.37%

Portfolio turnover rate	640%	1,171%	592%	408%	784%	759%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011[a]	2011	2010[e]	2009[e]	2008[e]	2007[e]

Per Share Data
Net asset value, beginning of period	$56.77	$49.26	$31.01	$47.80	$59.40	$64.90

Income (loss) from investment operations:
Net investment loss[b]	(.16)	(.41)	(.16)	(.10)	(.60)	(.75)
Net gain (loss) on investments (realized and unrealized)	(14.89)	7.92	18.41	(16.69)	(11.00)	(4.75)

Total from investment operations	(15.05)	7.51	18.25	(16.79)	(11.60)	(5.50)

Net asset value, end of period	$41.72	$56.77	$49.26	$31.01	$47.80	$59.40

Total Return[d]	(26.51)%	15.25%	58.85%	(35.15)%	(19.53)%	(8.47)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,372	$3,081	$1,634	$3,152	$566	$1,511

Ratios to average net assets:
Net investment loss	(0.61)%	(0.79)%	(0.39)%	(0.29)%	(0.98)%	(1.20)%
Total expenses	1.87%	1.89%	1.87%	1.86%	1.88%	1.87%

Portfolio turnover rate	640%	1,171%	592%	408%	784%	759%

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 39

ELECTRONICS FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010[e]	2009[e]	2008[e]	2007[e]

Per Share Data
Net asset value, beginning of period	$57.59	$49.88	$31.31	$48.25	$59.95	$65.15

Income (loss) from investment operations:
Net investment loss[b]	(.05)	(.21)	(.14)	(.10)	(.55)	(.55)
Net gain (loss) on investments (realized and unrealized)	(15.18)	7.92	18.71	(16.84)	(11.15)	(4.65)

Total from investment operations	(15.23)	7.71	18.57	(16.94)	(11.70)	(5.20)

Net asset value, end of period	$42.36	$57.59	$49.88	$31.31	$48.25	$59.95

Total Return[d]	(26.45)%	15.46%	59.31%	(35.13)%	(19.52)%	(7.98)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$756	$1,619	$1,329	$42	$85	$130

Ratios to average net assets:
Net investment loss	(0.17)%	(0.43)%	(0.31)%	(0.26)%	(0.90)%	(0.94)%
Total expenses	1.62%	1.64%	1.62%	1.60%	1.62%	1.63%

Portfolio turnover rate	640%	1,171%	592%	408%	784%	759%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010[e]	2009[e]	2008[e]	2007[e]

Per Share Data
Net asset value, beginning of period	$55.03	$47.90	$30.28	$46.90	$58.65	$64.30

Income (loss) from investment operations:
Net investment loss[b]	(.36)	(.65)	(.51)	(.30)	(.75)	(1.00)
Net gain (loss) on investments (realized and unrealized)	(14.36)	7.78	18.13	(16.32)	(11.00)	(4.65)

Total from investment operations	(14.72)	7.13	17.62	(16.62)	(11.75)	(5.65)

Net asset value, end of period	$40.31	$55.03	$47.90	$30.28	$46.90	$58.65

Total Return[d]	(26.74)%	14.86%	58.19%	(35.39)%	(20.03)%	(8.79)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$324	$1,246	$3,342	$460	$962	$2,876

Ratios to average net assets:
Net investment loss	(1.42)%	(1.31)%	(1.21)%	(0.74)%	(1.26)%	(1.72)%
Total expenses	2.37%	2.39%	2.38%	2.42%	2.38%	2.36%

Portfolio turnover rate	640%	1,171%	592%	408%	784%	759%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss per share was computed using average shares outstanding throughout the period.

[c]	Net investment income is less than $0.01 per share.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Per share amounts for the period March 31, 2006 — April 19, 2009 have been restated to reflect 1:5 reverse share split effective April 20, 2009.

40 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2011
ENERGY FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 21, 1998
Advisor Class	May 5, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings
(% of Total Net Assets)

Exxon Mobil Corp.	7.2%
Chevron Corp.	5.1%
ConocoPhillips	3.5%
Schlumberger Ltd.	3.0%
Occidental Petroleum Corp.	2.6%
Anadarko Petroleum Corp.	1.9%
Apache Corp.	1.7%
Petroleo Brasileiro S.A. ADR	1.7%
Devon Energy Corp.	1.6%
Halliburton Co.	1.6%

Top Ten Total	29.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX | SGI series funds semi-annual report | 41

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
ENERGY FUND

	Shares	Value

COMMON STOCKS† - 99.3%

OIL & GAS EXPLORATION & PRODUCTION - 32.8%
Anadarko Petroleum Corp.	16,464	$1,038,056
Apache Corp.	11,480	921,155
Devon Energy Corp.	15,032	833,374
Chesapeake Energy Corp.	30,297	774,088
EOG Resources, Inc.	10,595	752,351
Range Resources Corp.	11,237	656,915
Marathon Oil Corp.	30,317	654,241
Noble Energy, Inc.	9,102	644,422
Southwestern Energy Co.*	18,433	614,372
Equities Corp.	10,734	572,766
Continental Resources, Inc.*	10,828	523,750
Cabot Oil & Gas Corp.	8,322	515,215
Pioneer Natural Resources Co.	7,500	493,275
Concho Resources, Inc.*	6,853	487,522
Canadian Natural Resources Ltd.	13,620	398,657
SM Energy Co.	6,040	366,326
QEP Resources, Inc.	13,530	366,257
Newfield Exploration Co.*	9,162	363,640
Cimarex Energy Co.	6,466	360,156
Encana Corp.	18,720	359,611
Denbury Resources, Inc.*	29,602	340,423
Nexen, Inc.	21,842	338,333
Ultra Petroleum Corp.*	12,019	333,167
Whiting Petroleum Corp.*	9,442	331,225
Brigham Exploration Co.*	12,973	327,698
CNOOC Ltd. ADR	1,930	309,379
Energen Corp.	7,300	298,497
Plains Exploration & Production Co.	12,630	286,827
Talisman Energy, Inc.	22,952	281,621
Oasis Petroleum, Inc.*	11,708	261,440
EXCO Resources, Inc.	24,305	260,550
Penn West Petroleum Ltd.	17,500	258,475
Bill Barrett Corp.*	6,600	239,184
Berry Petroleum Co. — Class A	6,540	231,385
Rosetta Resources, Inc.*	6,600	225,852
Energy XXI Bermuda Ltd.*	9,740	208,923
Forest Oil Corp.*	14,448	208,051
McMoRan Exploration Co.*	19,480	193,436
Quicksilver Resources, Inc.*	22,819	172,968

Total Oil & Gas Exploration & Production		16,803,583

INTEGRATED OIL & GAS - 28.3%
Exxon Mobil Corp.	50,223	3,647,696
Chevron Corp.	28,348	2,622,757
ConocoPhillips	28,092	1,778,785
Occidental Petroleum Corp.	18,300	1,308,450
Petroleo Brasileiro S.A. ADR	38,270	859,162
Hess Corp.	13,992	734,020
BP plc ADR	18,441	665,167
Murphy Oil Corp.	11,251	496,844
Royal Dutch Shell plc ADR	7,688	472,966
Total S.A. ADR	10,424	457,301
Suncor Energy, Inc.	17,096	434,922
Cenovus Energy, Inc.	11,911	365,787
PetroChina Company Ltd. ADR	2,930	353,036
SandRidge Energy, Inc.	40,759	226,620

Total Integrated Oil & Gas		14,423,513

OIL & GAS EQUIPMENT & SERVICES - 17.0%
Schlumberger Ltd.	25,219	1,506,330
Halliburton Co.	26,905	821,140
National Oilwell Varco, Inc.	15,109	773,882
Baker Hughes, Inc.	15,711	725,220
Cameron International Corp.*	14,325	595,061
FMC Technologies, Inc.*	15,066	566,482
Weatherford International Ltd.*	41,367	505,091
Core Laboratories N.V.	4,259	382,586
Oceaneering International, Inc.	10,300	364,002
Dresser-Rand Group, Inc.*	7,856	318,404
Tidewater, Inc.	6,337	266,471
Dril-Quip, Inc.*	4,913	264,860
Oil States International, Inc.*	5,114	260,405
CARBO Ceramics, Inc.	2,400	246,072
Superior Energy Services, Inc.	9,342	245,134
McDermott International, Inc.	22,054	237,301
Tenaris S.A. ADR	9,290	236,431
Complete Production Services, Inc.*	9,700	182,845
Key Energy Services, Inc.*	18,100	171,769

Total Oil & Gas Equipment & Services		8,669,486

OIL & GAS DRILLING - 6.5%
Transocean Ltd.	13,200	630,168
Noble Corp.	17,599	516,531
Diamond Offshore Drilling, Inc.	9,195	503,334
Ensco plc ADR	11,692	472,708
Rowan Companies, Inc.*	11,939	360,438
Helmerich & Payne, Inc.	8,229	334,097
Nabors Industries Ltd.*	22,392	274,526
Patterson-UTI Energy, Inc.	14,211	246,419

Total Oil & Gas Drilling		3,338,221

OIL & GAS STORAGE & TRANSPORTATION - 5.9%
Spectra Energy Corp.	31,557	774,093
Williams Companies, Inc.	29,335	714,014
El Paso Corp.	40,298	704,409
Southern Union Co.	11,154	452,518
Kinder Morgan, Inc.	13,780	356,764

Total Oil & Gas Storage & Transportation		3,001,798

OIL & GAS REFINING & MARKETING - 5.0%
Valero Energy Corp.	30,668	545,277
Marathon Petroleum Corp.	19,308	522,474
HollyFrontier Corp.	15,448	405,047
Sunoco, Inc.	10,856	336,645
Tesoro Corp.	15,744	306,536
CVR Energy, Inc.*	11,880	251,143
Western Refining, Inc.*	13,940	173,692

Total Oil & Gas Refining & Marketing		2,540,814

42 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2011
ENERGY FUND

	Shares	Value

COAL & CONSUMABLE FUELS - 3.8%
Peabody Energy Corp.	14,003	$474,422
Consol Energy, Inc.	13,905	471,797
Cameco Corp. — Class A	17,674	323,788
Arch Coal, Inc.	18,524	270,080
Alpha Natural Resources, Inc.*	14,957	264,589
Patriot Coal Corp.*	13,240	112,010

Total Coal & Consumable Fuels		1,916,686

Total Common Stocks (Cost $32,543,424)		50,694,101

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 1.0%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$504,282	504,282

Total Repurchase Agreement (Cost $504,282)		504,282

Total Investments - 100.3% (Cost $33,047,706)		$51,198,383

Liabilities, Less Cash & Other Assets — (0.3)%		(166,791)

Total Net Assets — 100.0%		$51,031,592

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR	— American Depositary Receipt

plc	— Public Limited Company

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 43

ENERGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $32,543,424)	$50,694,101
Repurchase agreements, at value (cost $504,282)	504,282
Cash	5,435
Receivables:
Securities sold	10,737,938
Fund shares sold	295,145
Dividends	49,044
Foreign taxes reclaim	754

Total assets	62,286,699

Liabilities:
Payable for:
Fund shares redeemed	11,126,921
Management fees	42,614
Distribution and service fees	13,968
Transfer agent and administrative fees	12,533
Portfolio accounting fees	5,013
Miscellaneous	54,058

Total liabilities	11,255,107

Net assets	$51,031,592

Net assets consist of:
Paid in capital	$54,540,728
Accumulated net investment loss	(15,157)
Accumulated net realized loss on investments	(21,644,656)
Net unrealized appreciation on investments	18,150,677

Net assets	$51,031,592

Investor Class:
Net assets	$30,668,426
Capital shares outstanding	1,555,339
Net asset value per share	$19.72

Advisor Class:
Net assets	$4,249,966
Capital shares outstanding	230,182
Net asset value per share	$18.45

A-Class:
Net assets	$4,541,567
Capital shares outstanding	241,597
Net asset value per share	$18.80

Maximum offering price per share (Net asset value divided by 95.25)%	$19.74

C-Class:
Net assets	$11,571,633
Capital shares outstanding	656,761
Net asset value per share	$17.62

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $22,628)	$811,455
Interest	44

Total investment income	811,499

Expenses:
Management fees	440,667
Transfer agent and administrative fees	129,608
Distribution and service fees:
Advisor Class	25,325
A-Class	9,818
C-Class	80,868
Portfolio accounting fees	51,843
Trustees’ fees*	4,501
Miscellaneous	84,026

Total expenses	826,656

Net investment loss	(15,157)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(3,971,643)

Net realized loss	(3,971,643)

Net change in unrealized appreciation (depreciation) on:
Investments	(32,357,655)

Net change in unrealized appreciation (depreciation)	(32,357,655)

Net realized and unrealized loss	(36,329,298)

Net decrease in net assets resulting from operations	$(36,344,455)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

44 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

ENERGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(15,157)	$(201,866)
Net realized gain (loss) on investments	(3,971,643)	4,967,964
Net change in unrealized appreciation (depreciation) on investments	(32,357,655)	24,910,039

Net increase (decrease) in net assets resulting from operations	(36,344,455)	29,676,137

Distributions to shareholders from:
Net investment income
Investor Class	—	(57,578)
Advisor Class	—	(8,833)
A-Class	—	(6,392)
C-Class	—	(19,609)

Total distributions to shareholders	—	(92,412)

Capital share transactions:
Proceeds from sale of shares
Investor Class	185,284,819	288,061,481
Advisor Class	23,415,741	18,472,831
A-Class	8,250,944	18,443,868
C-Class	40,744,599	76,637,847
Distributions reinvested
Investor Class	—	56,100
Advisor Class	—	8,744
A-Class	—	4,737
C-Class	—	18,406
Cost of shares redeemed
Investor Class	(224,069,124)	(248,929,384)
Advisor Class	(31,556,290)	(11,587,850)
A-Class	(15,751,359)	(10,355,093)
C-Class	(43,351,137)	(75,599,238)

Net increase (decrease) from capital share transactions	(57,031,807)	55,232,449

Net increase (decrease) in net assets	(93,376,262)	84,816,174
Net assets:
Beginning of period	144,407,854	59,591,680

End of period	$51,031,592	$144,407,854

Accumulated net investment loss at end of period	$(15,157)	$—

Capital share activity:
Shares sold
Investor Class	7,263,375	11,988,260
Advisor Class	1,081,579	820,658
A-Class	327,579	766,871
C-Class	1,791,202	3,852,683
Shares issued from reinvestment of distributions
Investor Class	—	2,456
Advisor Class	—	407
A-Class	—	217
C-Class	—	894
Shares redeemed
Investor Class	(8,970,639)	(10,412,527)
Advisor Class	(1,445,978)	(555,486)
A-Class	(624,386)	(423,733)
C-Class	(1,909,972)	(3,814,448)

Net increase (decrease) in shares	(2,487,240)	2,226,252

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 45

ENERGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,		March 31,	March 31,	March 31,	March 31,
Investor Class	2011[a]	2011		2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$28.70	$20.91		$14.01	$27.29	$23.19	$21.68

Income (loss) from investment operations:
Net investment income (loss)[b]	.03	—	[c]	.10	.06	(.03)	(—)[c]
Net gain (loss) on investments (realized and unrealized)	(9.01)	7.82		6.82	(12.61)	4.86	1.92

Total from investment operations	(8.98)	7.82		6.92	(12.55)	4.83	1.92

Less distributions from:
Net investment income	—	(.03)		(.02)	—	—	—
Net realized gains	—	—		—	(.73)	(.73)	(.41)

Total distributions	—	(.03)		(.02)	(.73)	(.73)	(.41)

Net asset value, end of period	$19.72	$28.70		$20.91	$14.01	$27.29	$23.19

Total Return[d]	(31.29)%	37.43%		49.37%	(46.01)%	20.91%	8.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30,668	$93,648		$35,228	$53,627	$63,325	$75,204

Ratios to average net assets:
Net investment income (loss)	0.26%	0.00	% [e]	0.51%	0.28%	(0.10)%	(0.01)%
Total expenses	1.37%	1.39%		1.38%	1.37%	1.37%	1.36%

Portfolio turnover rate	149%	273%		228%	310%	188%	283%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$26.93	$19.72	$13.28	$26.07	$22.29	$20.96

Income (loss) from investment operations:
Net investment loss[b]	(.06)	(.11)	(—)[c]	(.04)	(.15)	(.12)
Net gain (loss) on investments (realized and unrealized)	(8.42)	7.35	6.46	(12.02)	4.66	1.86

Total from investment operations	(8.48)	7.24	6.46	(12.06)	4.51	1.74

Less distributions from:
Net investment income	—	(.03)	(.02)	—	—	—
Net realized gains	—	—	—	(.73)	(.73)	(.41)

Total distributions	—	(.03)	(.02)	(.73)	(.73)	(.41)

Net asset value, end of period	$18.45	$26.93	$19.72	$13.28	$26.07	$22.29

Total Return[d]	(31.49)%	36.75%	48.62%	(46.29)%	20.31%	8.31%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,250	$16,015	$6,489	$4,679	$17,713	$14,613

Ratios to average net assets:
Net investment loss	(0.46)%	(0.53)%	(0.02)%	(0.16)%	(0.58)%	(0.54)%
Total expenses	1.87%	1.89%	1.88%	1.88%	1.86%	1.86%

Portfolio turnover rate	149%	273%	228%	310%	188%	283%

46 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

ENERGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$27.40	$20.01	$13.44	$26.30	$22.44	$21.04

Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.08)	.06	.02	(.08)	(.06)
Net gain (loss) on investments (realized and unrealized)	(8.57)	7.50	6.53	(12.15)	4.67	1.87

Total from investment operations	(8.60)	7.42	6.59	(12.13)	4.59	1.81

Less distributions from:
Net investment income	—	(.03)	(.02)	—	—	—
Net realized gains	—	—	—	(.73)	(.73)	(.41)

Total distributions	—	(.03)	(.02)	(.73)	(.73)	(.41)

Net asset value, end of period	$18.80	$27.40	$20.01	$13.44	$26.30	$22.44

Total Return[d]	(31.39)%	37.11%	49.01%	(46.15)%	20.54%	8.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,542	$14,752	$3,903	$4,845	$6,378	$3,307

Ratios to average net assets:
Net investment income (loss)	(0.24)%	(0.38)%	0.35%	0.10%	(0.31)%	(0.29)%
Total expenses	1.62%	1.64%	1.63%	1.63%	1.61%	1.61%

Portfolio turnover rate	149%	273%	228%	310%	188%	283%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$25.78	$18.97	$12.84	$25.37	$21.81	$20.62

Income (loss) from investment operations:
Net investment loss[b]	(.11)	(.20)	(.08)	(.14)	(.27)	(.21)
Net gain (loss) on investments (realized and unrealized)	(8.05)	7.04	6.23	(11.66)	4.56	1.81

Total from investment operations	(8.16)	6.84	6.15	(11.80)	4.29	1.60

Less distributions from:
Net investment income	—	(.03)	(.02)	—	—	—
Net realized gains	—	—	—	(.73)	(.73)	(.41)

Total distributions	—	(.03)	(.02)	(.73)	(.73)	(.41)

Net asset value, end of period	$17.62	$25.78	$18.97	$12.84	$25.37	$21.81

Total Return[d]	(31.65)%	36.09%	47.87%	(46.55)%	19.74%	7.77%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,572	$19,993	$13,972	$9,865	$20,989	$18,624

Ratios to average net assets:
Net investment loss	(0.91)%	(0.99)%	(0.48)%	(0.65)%	(1.07)%	(1.00)%
Total expenses	2.37%	2.39%	2.38%	2.38%	2.36%	2.36%

Portfolio turnover rate	149%	273%	228%	310%	188%	283%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Net investment income is less than $0.01 per share.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Less than 0.01%

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 47

FUND PROFILE (Unaudited)	September 30, 2011
ENERGY SERVICES FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production (“Energy Services Companies”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings
(% of Total Net Assets)

Schlumberger Ltd.	10.3%
Halliburton Co.	5.6%
National Oilwell Varco, Inc.	5.2%
Baker Hughes, Inc.	4.9%
Transocean Ltd.	4.2%
Cameron International Corp.	4.0%
FMC Technologies, Inc.	3.8%
Noble Corp.	3.5%
Weatherford International Ltd.	3.4%
Diamond Offshore Drilling, Inc.	3.4%

Top Ten Total	48.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
48 | the RYDEX | SGI series funds semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
ENERGY SERVICES FUND

	Shares	Value

COMMON STOCKS† - 99.8%

OIL & GAS EQUIPMENT & SERVICES - 71.4%
Schlumberger Ltd.	85,692	$5,118,383
Halliburton Co.	91,635	2,796,700
National Oilwell Varco, Inc.	51,216	2,623,284
Baker Hughes, Inc.	53,461	2,467,760
Cameron International Corp.*	48,848	2,029,146
FMC Technologies, Inc.*	51,239	1,926,586
Weatherford International Ltd.*	140,617	1,716,934
Core Laboratories N.V.	14,405	1,294,001
Oceaneering International, Inc.	35,093	1,240,187
Dresser-Rand Group, Inc.*	26,611	1,078,544
Tidewater, Inc.	21,524	905,084
Dril-Quip, Inc.*	16,699	900,243
Oil States International, Inc.*	17,403	886,161
CARBO Ceramics, Inc.	8,225	843,309
Superior Energy Services, Inc.	31,571	828,423
McDermott International, Inc.	74,888	805,795
Bristow Group, Inc.	18,585	788,562
RPC, Inc.	47,198	770,271
Helix Energy Solutions Group, Inc.*	55,445	726,330
Lufkin Industries, Inc.	12,861	684,334
Complete Production Services, Inc.*	33,047	622,936
Tenaris S.A. ADR	24,367	620,140
Key Energy Services, Inc.*	61,448	583,142
Hornbeck Offshore Services, Inc.*	21,130	526,348
SEACOR Holdings, Inc.	6,543	524,814
Global Industries Ltd.*	57,370	454,370
Gulfmark Offshore, Inc. — Class A*	11,122	404,173
Exterran Holdings, Inc.*	40,462	393,291
ION Geophysical Corp.*	79,951	378,168
Basic Energy Services, Inc.*	24,072	340,860
Tetra Technologies, Inc.*	42,570	328,640
Newpark Resources, Inc.*	43,637	265,749

Total Oil & Gas Equipment & Services		35,872,668

OIL & GAS DRILLING - 28.4%
Transocean Ltd.	44,212	2,110,682
Noble Corp.	60,016	1,761,470
Diamond Offshore Drilling, Inc.	31,196	1,707,669
Ensco plc ADR	36,207	1,463,849
Rowan Companies, Inc.*	40,669	1,227,797
Helmerich & Payne, Inc.	27,856	1,130,954
Nabors Industries Ltd.*	76,192	934,114
Atwood Oceanics, Inc.*	26,745	918,958
Seadrill Ltd.	32,533	895,633
Patterson-UTI Energy, Inc.	48,416	839,533
Unit Corp.*	14,146	522,270
Parker Drilling Co.	95,206	417,954
Hercules Offshore, Inc.*	114,122	333,236

Total Oil & Gas Drilling		14,264,119

Total Common Stocks (Cost $28,544,002)		50,136,787

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.4%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$186,545	186,545

Total Repurchase Agreement (Cost $186,545)		186,545

Total Investments - 100.2% (Cost $28,730,547)		$50,323,332

Liabilities, Less Other Assets — (0.2)%		(106,988)

Total Net Assets — 100.0%		$50,216,344

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR	— American Depositary Receipt

plc	— Public Limited Company

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 49

ENERGY SERVICES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $28,544,002)	$50,136,787
Repurchase agreements, at value (cost $186,545)	186,545
Receivables:
Fund shares sold	1,120,125
Dividends	27,848

Total assets	51,471,305

Liabilities:
Payable for:
Fund shares redeemed	603,081
Securities purchased	503,637
Management fees	47,508
Transfer agent and administrative fees	13,973
Distribution and service fees	13,748
Portfolio accounting fees	5,589
Miscellaneous	67,425

Total liabilities	1,254,961

Net assets	$50,216,344

Net assets consist of:
Paid in capital	$75,176,262
Accumulated net investment loss	(357,280)
Accumulated net realized loss on investments	(46,195,423)
Net unrealized appreciation on investments	21,592,785

Net assets	$50,216,344

Investor Class:
Net assets	$29,100,551
Capital shares outstanding	719,278
Net asset value per share	$40.46

Advisor Class:
Net assets	$5,556,548
Capital shares outstanding	146,286
Net asset value per share	$37.98

A-Class:
Net assets	$6,374,079
Capital shares outstanding	164,709
Net asset value per share	$38.70

Maximum offering price per share (Net asset value divided by 95.25%)	$40.63

C-Class:
Net assets	$9,185,166
Capital shares outstanding	251,660
Net asset value per share	$36.49

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $3,234)	$670,583
Interest	56

Total investment income	670,639

Expenses:
Management fees	562,003
Transfer agent and administrative fees	165,294
Distribution and service fees:
Advisor Class	30,469
A-Class	24,370
C-Class	64,959
Portfolio accounting fees	66,117
Registration fees	53,963
Trustees’ fees*	7,348
Miscellaneous	53,396

Total expenses	1,027,919

Net investment loss	(357,280)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,264,121

Net realized gain	8,264,121

Net change in unrealized appreciation (depreciation) on:
Investments	(55,871,064)

Net change in unrealized appreciation (depreciation)	(55,871,064)

Net realized and unrealized loss	(47,606,943)

Net decrease in net assets resulting from operations	$(47,964,223)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

50 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

ENERGY SERVICES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(357,280)	$(644,521)
Net realized gain on investments	8,264,121	11,780,705
Net change in unrealized appreciation (depreciation) on investments	(55,871,064)	38,608,948

Net increase (decrease) in net assets resulting from operations	(47,964,223)	49,745,132

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	143,515,013	325,185,196
Advisor Class	20,498,463	49,966,638
A-Class	14,887,210	20,554,024
C-Class	24,327,314	75,084,065
Cost of shares redeemed
Investor Class	(234,085,952)	(258,712,201)
Advisor Class	(27,705,722)	(42,622,239)
A-Class	(26,526,468)	(11,461,422)
C-Class	(25,394,637)	(75,092,139)

Net increase (decrease) from capital share transactions	(110,484,779)	82,901,922

Net increase (decrease) in net assets	(158,449,002)	132,647,054
Net assets:
Beginning of period	208,665,346	76,018,292

End of period	$50,216,344	$208,665,346

Accumulated net investment loss at end of period	$(357,280)	$—

Capital share activity:
Shares sold
Investor Class	2,488,356	6,666,644
Advisor Class	378,675	1,113,500
A-Class	263,369	435,077
C-Class	473,140	1,773,704
Shares redeemed
Investor Class	(4,183,840)	(5,404,466)
Advisor Class	(524,430)	(985,175)
A-Class	(512,773)	(238,789)
C-Class	(490,370)	(1,786,808)

Net increase (decrease) in shares	(2,107,873)	1,573,687

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 51

ENERGY SERVICES FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$62.66	$42.83	$25.07	$58.04	$47.47	$45.05

Income (loss) from investment operations:
Net investment loss[b]	(.11)	(.21)	(.01)	(.24)	(.43)	(.36)
Net gain (loss) on investments (realized and unrealized)	(22.09)	20.04	17.77	(32.73)	11.00	2.78

Total from investment operations	(22.20)	19.83	17.76	(32.97)	10.57	2.42

Net asset value, end of period	$40.46	$62.66	$42.83	$25.07	$58.04	$47.47

Total Return[c]	(35.43%)	46.27%	70.84%	(56.81%)	22.27%	5.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,101	$151,318	$49,371	$59,706	$82,691	$91,095

Ratios to average net assets:
Net investment loss	(0.37%)	(0.42%)	(0.01%)	(0.48%)	(0.77%)	(0.80%)
Total expenses	1.37%	1.39%	1.38%	1.37%	1.37%	1.36%

Portfolio turnover rate	61%	205%	472%	207%	193%	196%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$58.97	$40.50	$23.83	$55.45	$45.58	$43.46

Income (loss) from investment operations:
Net investment loss[b]	(.21)	(.42)	(.26)	(.43)	(.69)	(.58)
Net gain (loss) on investments (realized and unrealized)	(20.78)	18.89	16.93	(31.19)	10.56	2.70

Total from investment operations	(20.99)	18.47	16.67	(31.62)	9.87	2.12

Net asset value, end of period	$37.98	$58.97	$40.50	$23.83	$55.45	$45.58

Total Return[c]	(35.59%)	45.61%	69.95%	(57.02%)	21.65%	4.88%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,557	$17,222	$6,631	$7,058	$15,929	$18,237

Ratios to average net assets:
Net investment loss	(0.79%)	(0.93%)	(0.70%)	(0.92%)	(1.28%)	(1.35%)
Total expenses	1.87%	1.89%	1.88%	1.88%	1.87%	1.86%

Portfolio turnover rate	61%	205%	472%	207%	193%	196%

52 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

ENERGY SERVICES FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$60.01	$41.12	$24.13	$55.99	$45.90	$43.67

Income (loss) from investment operations:
Net investment loss[b]	(.17)	(.31)	(.16)	(.31)	(.55)	(.41)
Net gain (loss) on investments (realized and unrealized)	(21.14)	19.20	17.15	(31.55)	10.64	2.64

Total from investment operations	(21.31)	18.89	16.99	(31.86)	10.09	2.23

Net asset value, end of period	$38.70	$60.01	$41.12	$24.13	$55.99	$45.90

Total Return[c]	(35.51)%	45.94%	70.41%	(56.90)%	21.98%	5.11%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,374	$24,849	$8,957	$4,920	$11,450	$6,151

Ratios to average net assets:
Net investment loss	(0.62)%	(0.67)%	(0.43)%	(0.68)%	(1.01)%	(0.97)%
Total expenses	1.62%	1.64%	1.63%	1.63%	1.62%	1.61%

Portfolio turnover rate	61%	205%	472%	207%	193%	196%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$56.81	$39.22	$23.19	$54.22	$44.79	$42.92

Income (loss) from investment operations:
Net investment loss[b]	(.33)	(.60)	(.44)	(.64)	(.93)	(.74)
Net gain (loss) on investments (realized and unrealized)	(19.99)	18.19	16.47	(30.39)	10.36	2.61

Total from investment operations	(20.32)	17.59	16.03	(31.03)	9.43	1.87

Net asset value, end of period	$36.49	$56.81	$39.22	$23.19	$54.22	$44.79

Total Return[c]	(35.77)%	44.85%	69.12%	(57.23)%	21.05%	4.36%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,185	$15,276	$11,059	$9,196	$29,316	$24,500

Ratios to average net assets:
Net investment loss	(1.31)%	(1.43)%	(1.25)%	(1.41)%	(1.76)%	(1.77)%
Total expenses	2.37%	2.39%	2.38%	2.38%	2.37%	2.36%

Portfolio turnover rate	61%	205%	472%	207%	193%	196%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 53

FUND PROFILE (Unaudited)	September 30, 2011
FINANCIAL SERVICES FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the financial services sector (“Financial Services Companies”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 2, 1998
Advisor Class	April 6, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings
(% of Total Net Assets)

Berkshire Hathaway, Inc. — Class B	3.6%
Wells Fargo & Co.	2.9%
JPMorgan Chase & Co.	2.8%
Citigroup, Inc.	2.0%
American Express Co.	2.0%
U.S. Bancorp	1.9%
Bank of America Corp.	1.7%
Goldman Sachs Group, Inc.	1.8%
American International Group, Inc.	1.6%
Simon Property Group, Inc.	1.7%

Top Ten Total	22.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
54 | the RYDEX | SGI series funds semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
FINANCIAL SERVICES FUND

	Shares	Value

COMMON STOCKS† - 99.2%

DIVERSIFIED BANKS - 16.0%
Wells Fargo & Co.	7,290	$175,835
U.S. Bancorp	4,645	109,343
Credicorp Ltd.	679	62,604
Itau Unibanco Holding S.A. ADR	3,852	59,783
Banco Bradesco S.A. ADR	3,794	56,113
HSBC Holdings plc ADR	1,356	51,582
Toronto-Dominion Bank	692	49,097
Bank of Montreal	869	48,534
HDFC Bank Ltd. ADR	1,571	45,795
Royal Bank of Canada	980	44,806
Banco Santander S.A. ADR	5,556	44,670
ICICI Bank Ltd. ADR	1,279	44,407
Banco Santander Brasil S.A. ADR	5,368	39,294
Barclays plc ADR	3,649	35,687
New York Community Bancorp, Inc.	2,814	33,487
Comerica, Inc.	1,223	28,092

Total Diversified Banks		929,129

PROPERTY & CASUALTY INSURANCE - 10.9%
Berkshire Hathaway, Inc. — Class B	3,024	214,825
ACE Ltd.	1,207	73,144
Travelers Companies, Inc.	1,413	68,855
Chubb Corp.	1,147	68,809
Allstate Corp.	2,211	52,379
Progressive Corp.	2,948	52,356
XL Group plc — Class A	2,009	37,769
Cincinnati Financial Corp.	1,260	33,176
WR Berkley Corp.	1,108	32,897

Total Property & Casualty Insurance		634,210

ASSET MANAGEMENT & CUSTODY BANKS - 8.8%
BlackRock, Inc. — Class A	534	79,038
Bank of New York Mellon Corp.	3,704	68,858
Franklin Resources, Inc.	688	65,800
State Street Corp.	1,772	56,988
T. Rowe Price Group, Inc.	1,112	53,120
Ameriprise Financial, Inc.	1,112	43,768
Northern Trust Corp.	1,228	42,955
Invesco Ltd.	2,377	36,867
Affiliated Managers Group, Inc.*	382	29,815
Legg Mason, Inc.	1,148	29,515

Total Asset Management & Custody Banks		506,724

LIFE & HEALTH INSURANCE - 7.2%
MetLife, Inc.	2,651	74,254
Prudential Financial, Inc.	1,484	69,540
Aflac, Inc.	1,709	59,730
Principal Financial Group, Inc.	1,764	39,990
Unum Group	1,828	38,315
China Life Insurance Company Ltd. ADR	1,057	37,534
Manulife Financial Corp.	3,278	37,140
Torchmark Corp.	871	30,363
Lincoln National Corp.	1,790	27,978

Total Life & Health Insurance		414,844

REGIONAL BANKS - 6.8%
PNC Financial Services Group, Inc.	1,578	76,045
BB&T Corp.	2,759	58,850
Fifth Third Bancorp	4,566	46,117
M&T Bank Corp.	646	45,155
SunTrust Banks, Inc.	2,461	44,175
CIT Group, Inc.*	1,179	35,806
KeyCorp	5,780	34,275
Huntington Bancshares, Inc.	6,148	29,510
Regions Financial Corp.	7,753	25,817

Total Regional Banks		395,750

OTHER DIVERSIFIED FINANCIAL SERVICES - 6.5%
JPMorgan Chase & Co.	5,295	159,485
Citigroup, Inc.	4,498	115,239
Bank of America Corp.	16,449	100,668

Total Other Diversified Financial Services		375,392

SPECIALIZED REIT’S - 5.9%
Public Storage	648	72,154
HCP, Inc.	1,735	60,829
Ventas, Inc.	1,219	60,219
Health Care REIT, Inc.	964	45,115
Host Hotels & Resorts, Inc.	3,389	37,076
Plum Creek Timber Company, Inc.	1,051	36,480
Rayonier, Inc.	869	31,971

Total Specialized REIT’s		343,844

CONSUMER FINANCE - 4.6%
American Express Co.	2,536	113,867
Capital One Financial Corp.	1,569	62,179
Discover Financial Services	2,379	54,574
SLM Corp.	3,019	37,587

Total Consumer Finance		268,207

INVESTMENT BANKING & BROKERAGE - 4.4%
Goldman Sachs Group, Inc.	1,056	99,845
Morgan Stanley	4,460	60,210
Charles Schwab Corp.	4,670	52,631
TD Ameritrade Holding Corp.	2,938	43,203

Total Investment Banking & Brokerage		255,889

RETAIL REIT’S - 4.3%
Simon Property Group, Inc.	829	91,173
General Growth Properties, Inc.	4,006	48,473
Federal Realty Investment Trust	447	36,837
Kimco Realty Corp.	2,449	36,808
Macerich Co.	817	34,829

Total Retail REIT’s		248,120

RESIDENTIAL REIT’S - 3.5%
Equity Residential	1,154	59,859
AvalonBay Communities, Inc.	422	48,129

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 55

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2011
FINANCIAL SERVICES FUND

	Shares	Value

UDR, Inc.	1,453	$32,169
Camden Property Trust	550	30,393
Essex Property Trust, Inc.	250	30,010

Total Residential REIT’s		200,560

SPECIALIZED FINANCE - 3.2%
CME Group, Inc. — Class A	259	63,818
IntercontinentalExchange, Inc.*	403	47,659
Moody’s Corp.	1,284	39,098
NYSE Euronext	1,456	33,837

Total Specialized Finance		184,412

OFFICE REIT’S - 2.6%
Boston Properties, Inc.	616	54,885
Digital Realty Trust, Inc.	653	36,019
SL Green Realty Corp.	524	30,471
Alexandria Real Estate Equities, Inc.	461	28,301

Total Office REIT’s		149,676

INSURANCE BROKERS - 2.0%
Marsh & McLennan Companies, Inc.	2,236	59,343
Aon Corp.	1,349	56,631

Total Insurance Brokers		115,974

MULTI-LINE INSURANCE - 2.0%
Loews Corp.	1,660	57,354
Hartford Financial Services Group, Inc.	2,231	36,008
Genworth Financial, Inc. — Class A	3,741	21,473

Total Multi-Line Insurance		114,835

DIVERSIFIED CAPITAL MARKETS - 2.0%
Credit Suisse Group AG ADR	1,495	39,229
UBS AG	3,239	37,022
Deutsche Bank AG	1,061	36,721

Total Diversified Capital Markets		112,972

MORTGAGE REIT’S - 1.7%
Annaly Capital Management, Inc.	3,760	62,529
American Capital Agency Corp.	1,284	34,796

Total Mortgage REIT’s		97,325

MULTI-LINE INSURANCE - 1.6%
American International Group, Inc.*	4,280	93,946

DIVERSIFIED REIT’S - 1.0%
Vornado Realty Trust	737	54,995

INDUSTRIAL REIT’S - 0.8%
ProLogis, Inc.	1,886	45,736

FOREST PRODUCTS - 0.7%
Weyerhaeuser Co.	2,628	40,865

REAL ESTATE OPERATING COMPANIES - 0.6%
Brookfield Office Properties, Inc.	2,682	36,931

MULTI-SECTOR HOLDINGS - 0.6%
Leucadia National Corp.	1,405	31,865

THRIFTS & MORTGAGE FINANCE - 0.5%
People’s United Financial, Inc.	2,730	31,122

REINSURANCE - 0.5%
PartnerRe Ltd.	527	27,546

REAL ESTATE SERVICES - 0.5%
CBRE Group, Inc. — Class A*	1,940	26,112

Total Common Stocks (Cost $4,125,323)		5,736,981

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.7%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11
	$73,598	73,598

Total Repurchase Agreement (Cost $73,598)		73,598

Total Investments - 100.5% (Cost $4,198,921)		$5,810,579

Liabilities, Less Cash & Other Assets — (0.5)%		(27,110)

Total Net Assets — 100.0%		$5,783,469

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR	— American Depositary Receipt

plc	— Public Limited Company

REIT — Real Estate Investment Trust

56 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

FINANCIAL SERVICES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $4,125,323)	$5,736,981
Repurchase agreements, at value (cost $73,598)	73,598
Cash	712
Receivables:
Securities sold	8,855,505
Fund shares sold	21,488
Dividends	13,296
Foreign taxes reclaim	104

Total assets	14,701,684

Liabilities:
Payable for:
Fund shares redeemed	8,895,567
Management fees	6,082
Transfer agent and administrative fees	1,789
Distribution and service fees	1,645
Portfolio accounting fees	715
Miscellaneous	12,417

Total liabilities	8,918,215

Net assets	$5,783,469

Net assets consist of:
Paid in capital	$12,137,756
Undistributed net investment income	22,269
Accumulated net realized loss on investments	(7,988,214)
Net unrealized appreciation on investments	1,611,658

Net assets	$5,783,469

Investor Class:
Net assets	$3,765,168
Capital shares outstanding	62,318
Net asset value per share	$60.42

Advisor Class:
Net assets	$633,231
Capital shares outstanding	11,155
Net asset value per share	$56.77

A-Class:
Net assets	$641,359
Capital shares outstanding	11,083
Net asset value per share	$57.87

Maximum offering price per share (Net asset value divided by 95.25%)	$60.76

C-Class:
Net assets	$743,711
Capital shares outstanding	13,683
Net asset value per share	$54.35

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $1,069)	$100,428
Interest	5

Total investment income	100,433

Expenses:
Management fees	44,320
Transfer agent and administrative fees	13,035
Distribution and service fees:
Advisor Class	4,875
A-Class	1,816
C-Class	5,353
Portfolio accounting fees	5,214
Registration fees	5,340
Trustees’ fees*	720
Miscellaneous	3,129

Total expenses	83,802

Net investment income	16,631

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(757,322)

Net realized loss	(757,322)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,423,567)

Net change in unrealized appreciation (depreciation)	(2,423,567)

Net realized and unrealized loss	(3,180,889)

Net decrease in net assets resulting from operations	$(3,164,258)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 57

FINANCIAL SERVICES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$16,631	$5,611
Net realized gain (loss) on investments	(757,322)	4,285,469
Net change in unrealized appreciation (depreciation) on investments	(2,423,567)	(4,675,933)

Net decrease in net assets resulting from operations	(3,164,258)	(384,853)

Distributions to shareholders from:
Net investment income
Investor Class	—	(64,919)
Advisor Class	—	(33,103)
A-Class	—	(15,355)
C-Class	—	(15,591)

Total distributions to shareholders	—	(128,968)

Capital share transactions:
Proceeds from sale of shares
Investor Class	51,329,366	82,605,048
Advisor Class	10,066,728	13,931,559
A-Class	3,557,060	8,082,499
C-Class	9,153,481	35,513,916
Distributions reinvested
Investor Class	—	63,278
Advisor Class	—	32,905
A-Class	—	8,992
C-Class	—	14,303
Cost of shares redeemed
Investor Class	(50,223,089)	(103,700,539)
Advisor Class	(12,608,536)	(13,783,069)
A-Class	(4,505,850)	(7,670,882)
C-Class	(9,235,850)	(36,169,022)

Net decrease from capital share transactions	(2,466,690)	(21,071,012)

Net decrease in net assets	(5,630,948)	(21,584,833)
Net assets:
Beginning of period	11,414,417	32,999,250

End of period	$5,783,469	$11,414,417

Undistributed net investment income at end of period	$22,269	$5,638

Capital share activity:
Shares sold
Investor Class	681,764	1,092,006
Advisor Class	169,653	199,648
A-Class	49,226	111,610
C-Class	136,265	522,367
Shares issued from reinvestment of distributions
Investor Class	—	876
Advisor Class	—	483
A-Class	—	130
C-Class	—	218
Shares redeemed
Investor Class	(679,620)	(1,383,149)
Advisor Class	(206,012)	(198,704)
A-Class	(61,023)	(108,312)
C-Class	(137,759)	(535,638)

Net decrease in shares	(47,506)	(298,465)

58 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011[a]	2011	2010[d]	2009[d]	2008[d]	2007[d]

Per Share Data
Net asset value, beginning of period	$81.18	$75.23	$44.37	$101.80	$142.50	$132.60

Income (loss) from investment operations:
Net investment income[b]	.18	.15	.41	1.60	1.70	1.40
Net gain (loss) on investments (realized and unrealized)	(20.94)	6.75	31.07	(57.13)	(40.20)	9.14

Total from investment operations	(20.76)	6.90	31.48	(55.53)	(38.50)	10.54

Less distributions from:
Net investment income	—	(.95)	(.62)	(1.90)	(2.20)	(.64)

Total distributions	—	(.95)	(.62)	(1.90)	(2.20)	(.64)

Net asset value, end of period	$60.42	$81.18	$75.23	$44.37	$101.80	$142.50

Total Return[c]	(25.57)%	9.33%	71.12%	(54.76)%	(27.26)%	7.94%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,765	$4,885	$26,364	$13,257	$4,640	$22,658

Ratios to average net assets:
Net investment income	0.49%	0.19%	0.64%	2.16%	1.25%	1.03%
Total expenses	1.37%	1.39%	1.38%	1.37%	1.38%	1.34%

Portfolio turnover rate	634%	601%	447%	755%	913%	534%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011[a]	2011	2010[d]	2009[d]	2008[d]	2007[d]

Per Share Data
Net asset value, beginning of period	$76.47	$71.29	$42.28	$97.80	$137.60	$128.80

Income (loss) from investment operations:
Net investment income (loss)[b]	.04	(.14)	.12	1.30	.90	.70
Net gain (loss) on investments (realized and unrealized)	(19.74)	6.27	29.51	(54.92)	(38.50)	8.74

Total from investment operations	(19.70)	6.13	29.63	(53.62)	(37.60)	9.44

Less distributions from:
Net investment income	—	(.95)	(.62)	(1.90)	(2.20)	(.64)

Total distributions	—	(.95)	(.62)	(1.90)	(2.20)	(.64)

Net asset value, end of period	$56.77	$76.47	$71.29	$42.28	$97.80	$137.60

Total Return[c]	(25.76)%	8.76%	70.26%	(55.06)%	(27.58)%	7.32%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$633	$3,634	$3,285	$2,710	$1,957	$16,786

Ratios to average net assets:
Net investment income (loss)	— [e]	(0.20)%	0.21%	1.83%	0.70%	0.54%
Total expenses	1.87%	1.89%	1.88%	1.88%	1.89%	1.84%

Portfolio turnover rate	634%	601%	447%	755%	913%	534%

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 59

FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010[d]	2009[d]	2008[d]	2007[d]

Per Share Data
Net asset value, beginning of period	$77.87	$72.38	$42.80	$98.60	$138.20	$129.10

Income (loss) from investment operations:
Net investment income (loss)[b]	.19	(.01)	.30	1.30	1.60	1.00
Net gain (loss) on investments (realized and unrealized)	(20.19)	6.45	29.90	(55.20)	(39.00)	8.74

Total from investment operations	(20.00)	6.44	30.20	(53.90)	(37.40)	9.74

Less distributions from:
Net investment income	—	(.95)	(.62)	(1.90)	(2.20)	(.64)

Total distributions	—	(.95)	(.62)	(1.90)	(2.20)	(.64)

Net asset value, end of period	$57.87	$77.87	$72.38	$42.80	$98.60	$138.20

Total Return[c]	(25.68)%	9.06%	70.74%	(54.92)%	(27.32)%	7.54%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$641	$1,782	$1,408	$2,683	$1,367	$1,107

Ratios to average net assets:
Net investment income (loss)	0.52%	(0.01)%	0.50%	1.97%	1.42%	0.74%
Total expenses	1.62%	1.64%	1.63%	1.62%	1.59%	1.61%

Portfolio turnover rate	634%	601%	447%	755%	913%	534%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$73.42	$68.79	$41.01	$95.10	$134.60	$126.70

Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.49)	(.24)	.80	.50	.10
Net gain (loss) on investments (realized and unrealized)	(18.96)	6.07	28.64	(52.99)	(37.80)	8.44

Total from investment operations	(19.07)	5.58	28.40	(52.19)	(37.30)	8.54

Less distributions from:
Net investment income	—	(.95)	(.62)	(1.90)	(2.20)	(.64)

Total distributions	—	(.95)	(.62)	(1.90)	(2.20)	(.64)

Net asset value, end of period	$54.35	$73.42	$68.79	$41.01	$95.10	$134.60

Total Return[c]	(25.97)%	8.28%	69.44%	(55.16)%	(27.98)%	6.73%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$744	$1,114	$1,942	$1,407	$2,847	$5,382

Ratios to average net assets:
Net investment income (loss)	(0.34)%	(0.72)%	(0.40)%	1.13%	0.45%	0.06%
Total expenses	2.39%	2.39%	2.38%	2.38%	2.37%	2.34%

Portfolio turnover rate	634%	601%	447%	755%	913%	534%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Per share amounts for the period March 31, 2006 — April 19, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.

[e]	Net investment income less than 0.01%.

60 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2011
HEALTH CARE FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 17, 1998
Advisor Class	May 11, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings
(% of Total Net Assets)

Johnson & Johnson	4.5%
Pfizer, Inc.	3.8%
Merck & Company, Inc.	3.3%
Abbott Laboratories	3.0%
Bristol-Myers Squibb Co.	2.6%
Amgen, Inc.	2.3%
UnitedHealth Group, Inc.	2.3%
Eli Lilly & Co.	2.3%
Medtronic, Inc.	2.1%
Baxter International, Inc.	1.9%

Top Ten Total	28.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX | SGI series funds semi-annual report | 61

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
HEALTH CARE FUND

	Shares	Value

COMMON STOCKS† - 100.1%

PHARMACEUTICALS - 33.6%
Johnson & Johnson	16,496	$1,050,961
Pfizer, Inc.	51,494	910,414
Merck & Company, Inc.	24,090	787,984
Abbott Laboratories	13,975	714,682
Bristol-Myers Squibb Co.	19,886	624,023
Eli Lilly & Co.	14,462	534,660
Teva Pharmaceutical Industries Ltd. ADR	11,287	420,102
Allergan, Inc.	4,838	398,554
Novartis AG ADR	4,609	257,044
Perrigo Co.	2,570	249,573
Watson Pharmaceuticals, Inc.*	3,415	233,074
Forest Laboratories, Inc.*	7,057	217,285
GlaxoSmithKline plc ADR	4,974	205,376
Valeant Pharmaceuticals International, Inc.	5,266	195,474
Sanofi ADR	5,860	192,208
AstraZeneca plc ADR	4,308	191,103
Mylan, Inc.*	11,016	187,272
Elan Corp. plc ADR*	15,940	167,848
Hospira, Inc.*	4,481	165,797
Warner Chilcott plc — Class A*	8,410	120,263
Endo Pharmaceuticals Holdings, Inc.	4,280	119,797

Total Pharmaceuticals		7,943,494

HEALTH CARE EQUIPMENT - 19.0%
Medtronic, Inc.	13,932	463,099
Baxter International, Inc.	8,017	450,074
Covidien plc	7,980	351,918
Intuitive Surgical, Inc.	881	320,931
Stryker Corp.	6,693	315,441
Becton Dickinson and Co.	3,976	291,520
St. Jude Medical, Inc.	6,873	248,734
Zimmer Holdings, Inc.*	4,428	236,898
Boston Scientific Corp.*	37,815	223,487
Edwards Lifesciences Corp.*	2,820	201,010
CR Bard, Inc.	2,212	193,638
CareFusion Corp.*	7,374	176,607
Kinetic Concepts, Inc.*	2,660	175,267
Varian Medical Systems, Inc.*	3,235	168,738
ResMed, Inc.*	5,848	168,364
IDEXX Laboratories, Inc.*	2,161	149,044
Hologic, Inc.	9,370	142,518
Gen-Probe, Inc.*	2,130	121,943
Sirona Dental Systems, Inc.*	2,550	108,146

Total Health Care Equipment		4,507,377

BIOTECHNOLOGY - 13.7%
Amgen, Inc.	10,488	576,315
Celgene Corp.*	7,145	442,417
Gilead Sciences, Inc.	11,345	440,186
Biogen Idec, Inc.*	3,806	354,529
Alexion Pharmaceuticals, Inc.*	4,962	317,866
Vertex Pharmaceuticals, Inc.*	5,301	236,107
Pharmasset, Inc.*	2,732	225,035
Regeneron Pharmaceuticals, Inc.*	3,161	183,970
BioMarin Pharmaceutical, Inc.	5,111	162,888
United Therapeutics Corp.*	2,610	97,849
Human Genome Sciences, Inc.*	7,311	92,777
Amarin Corporation plc ADR*	8,484	78,053
Dendreon Corp.*	4,864	43,776

Total Biotechnology		3,251,768

MANAGED HEALTH CARE - 8.7%
UnitedHealth Group, Inc.	11,981	552,564
WellPoint, Inc.	5,736	374,446
Aetna, Inc.	7,712	280,331
Humana, Inc.	3,662	266,337
CIGNA Corp.	6,031	252,940
Coventry Health Care, Inc.*	5,246	151,137
Healthspring, Inc.*	3,002	109,453
AMERIGROUP Corp.*	2,080	81,141

Total Managed Health Care		2,068,349

LIFE SCIENCES TOOLS & SERVICES - 7.5%
Thermo Fisher Scientific, Inc.*	6,389	323,539
Agilent Technologies, Inc.*	6,844	213,875
Life Technologies Corp.*	4,912	188,768
Waters Corp.*	2,468	186,309
Mettler-Toledo International, Inc.*	1,110	155,356
Pharmaceutical Product Development, Inc.	5,320	136,511
Illumina, Inc.*	3,255	133,195
QIAGEN N.V.*	9,184	127,015
Covance, Inc.*	2,572	116,897
PerkinElmer, Inc.	5,321	102,216
Bruker Corp.*	7,462	100,961

Total Life Sciences Tools & Services		1,784,642

HEALTH CARE SERVICES - 6.7%
Medco Health Solutions, Inc.	7,002	328,324
Express Scripts, Inc. — Class A*	8,160	302,491
Quest Diagnostics, Inc.	4,124	203,561
Laboratory Corporation of America Holdings*	2,556	202,052
DaVita, Inc.*	2,639	165,386
Catalyst Health Solutions, Inc.*	2,331	134,475
Mednax, Inc.*	2,057	128,850
Omnicare, Inc.	4,849	123,310

Total Health Care Services		1,588,449

HEALTH CARE DISTRIBUTORS - 5.0%
McKesson Corp.	4,366	317,409
Cardinal Health, Inc.	7,219	302,332
AmerisourceBergen Corp. — Class A	6,596	245,833
Henry Schein, Inc.*	2,824	175,116
Patterson Companies, Inc.	4,815	137,853

Total Health Care Distributors		1,178,543

62 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2011
HEALTH CARE FUND

	Shares	Value

HEALTH CARE TECHNOLOGY - 2.4%
Cerner Corp.*	4,108	$281,480
Allscripts Healthcare Solutions, Inc.*	7,985	143,890
SXC Health Solutions Corp.*	2,520	140,364

Total Health Care Technology		565,734

HEALTH CARE FACILITIES - 1.9%
HCA Holdings, Inc.*	10,350	208,656
Universal Health Services, Inc. — Class B	4,032	137,088
Tenet Healthcare Corp.*	23,330	96,353

Total Health Care Facilities		442,097

HEALTH CARE SUPPLIES - 1.6%
Cooper Companies, Inc.	1,919	151,889
DENTSPLY International, Inc.	4,793	147,097
Alere, Inc.*	3,860	75,849

Total Health Care Supplies		374,835

Total Common Stocks (Cost $17,621,732)		23,705,288

RIGHTS†† - 0.0%
Sanofi
Expires 12/31/20	7,151	7,580

Total Rights (Cost $13,100)		7,580

	Face
	Amount

REPURCHASE AGREEMENT††,1 - 1.3%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$296,848	296,848

Total Repurchase Agreement (Cost $296,848)		296,848

Total Investments - 101.4% (Cost $17,931,680)		$24,009,716

Liabilities, Less Other Assets — (1.4)%		(333,632)

Total Net Assets — 100.0%		$23,676,084

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 63

HEALTH CARE FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $17,634,832)	$23,712,868
Repurchase agreements, at value (cost $296,848)	296,848
Receivables:
Fund shares sold	399,134
Dividends	23,633
Foreign taxes reclaim	1,311

Total assets	24,433,794

Liabilities:
Payable for:
Securities purchased	470,680
Fund shares redeemed	233,717
Management fees	19,116
Transfer agent and administrative fees	5,622
Distribution and service fees	4,890
Portfolio accounting fees	2,249
Miscellaneous	21,436

Total liabilities	757,710

Net assets	$23,676,084

Net assets consist of:
Paid in capital	$29,030,682
Accumulated net investment loss	(71,201)
Accumulated net realized loss on investments	(11,361,433)
Net unrealized appreciation on investments	6,078,036

Net assets	$23,676,084

Investor Class:
Net assets	$14,608,359
Capital shares outstanding	942,986
Net asset value per share	$15.49

Advisor Class:
Net assets	$3,020,586
Capital shares outstanding	208,820
Net asset value per share	$14.46

A-Class:
Net assets	$1,983,931
Capital shares outstanding	134,866
Net asset value per share	$14.71

Maximum offering price per share (Net asset value divided by 95.25%)	$15.44

C-Class:
Net assets	$4,063,208
Capital shares outstanding	291,654
Net asset value per share	$13.93

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $142)	$317,940
Interest	15

Total investment income	317,955

Expenses:
Management fees	217,182
Transfer agent and administrative fees	63,877
Distribution and service fees:
Advisor Class	14,610
A-Class	3,295
C-Class	20,742
Portfolio accounting fees	25,551
Trustees’ fees*	1,312
Miscellaneous	42,587

Total expenses	389,156

Net investment loss	(71,201)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(3,522,753)

Net realized loss	(3,522,753)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,842,739)

Net change in unrealized appreciation (depreciation)	(1,842,739)

Net realized and unrealized loss	(5,365,492)

Net decrease in net assets resulting from operations	$(5,436,693)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

64 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

HEALTH CARE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(71,201)	$(58,998)
Net realized gain (loss) on investments	(3,522,753)	14,717,139
Net change in unrealized appreciation (depreciation) on investments	(1,842,739)	(15,485,060)

Net decrease in net assets resulting from operations	(5,436,693)	(826,919)

Distributions to shareholders	—	—

Capital Share Transactions:
Proceeds from sale of shares
Investor Class	217,510,235	199,840,233
Advisor Class	12,396,934	29,192,400
A-Class	5,730,458	2,774,503
C-Class	29,626,831	104,802,117
Cost of shares redeemed
Investor Class	(218,925,451)	(375,189,188)
Advisor Class	(10,682,028)	(30,446,417)
A-Class	(4,379,383)	(7,868,260)
C-Class	(28,954,453)	(109,133,717)

Net increase (decrease) from capital share transactions	2,323,143	(186,028,329)

Net decrease in net assets	(3,113,550)	(186,855,248)
Net assets:
Beginning of period	26,789,634	213,644,882

End of period	$23,676,084	$26,789,634

Accumulated net investment loss at end of period	$(71,201)	$—

Capital share activity:
Shares sold
Investor Class	12,258,626	12,963,598
Advisor Class	743,648	2,051,470
A-Class	352,211	186,925
C-Class	1,900,183	7,534,727
Shares redeemed
Investor Class	(12,455,052)	(24,208,012)
Advisor Class	(673,778)	(2,143,572)
A-Class	(288,284)	(528,117)
C-Class	(1,858,258)	(7,868,157)

Net decrease in shares	(20,704)	(12,011,138)

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 65

HEALTH CARE FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$17.14	$15.80	$11.20	$14.28	$15.28	$14.54

Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	(.02)	(.01)	.07	(.02)	.03
Net gain (loss) on investments (realized and unrealized)	(1.64)	1.36	4.62	(3.15)	(.98)	.71

Total from investment operations	(1.65)	1.34	4.61	(3.08)	(1.00)	.74

Less distributions from:
Net investment income	—	—	(.01)	—	—	—

Total distributions	—	—	(.01)	—	—	—

Net asset value, end of period	$15.49	$17.14	$15.80	$11.20	$14.28	$15.28

Total Return[c]	(9.63)%	8.48%	41.17%	(21.57)%	(6.54)%	5.09%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,608	$19,534	$195,616	$13,920	$22,062	$33,878

Ratios to average net assets:
Net investment income (loss)	(0.14)%	(0.10)%	(0.04)%	0.48%	(0.13)%	0.23%
Total expenses	1.37%	1.38%	1.37%	1.36%	1.37%	1.35%

Portfolio turnover rate	357%	619%	241%	745%	444%	545%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$16.04	$14.85	$10.58	$13.57	$14.59	$13.94

Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.05)	(.04)	.01	(.09)	(.05)
Net gain (loss) on investments (realized and unrealized)	(1.53)	1.24	4.32	(3.00)	(.93)	.70

Total from investment operations	(1.58)	1.19	4.28	(2.99)	(1.02)	.65

Less distributions from:
Net investment income	—	—	(.01)	—	—	—

Total distributions	—	—	(.01)	—	—	—

Net asset value, end of period	$14.46	$16.04	$14.85	$10.58	$13.57	$14.59

Total Return[c]	(9.85)%	8.01%	40.46%	(22.03)%	(6.99)%	4.66%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,021	$2,229	$3,432	$6,353	$13,099	$17,327

Ratios to average net assets:
Net investment income (loss)	(0.57)%	(0.36)%	(0.33)%	0.04%	(0.60)%	(0.37)%
Total expenses	1.87%	1.88%	1.88%	1.93%	1.86%	1.85%

Portfolio turnover rate	357%	619%	241%	745%	444%	545%

66 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

HEALTH CARE FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$16.30	$15.05	$10.69	$13.68	$14.67	$13.98

Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.02)	(.03)	.02	(.06)	(.02)
Net gain (loss) on investments (realized and unrealized)	(1.56)	1.27	4.40	(3.01)	(.93)	.71

Total from investment operations	(1.59)	1.25	4.37	(2.99)	(.99)	.69

Less distributions from:
Net investment income	—	—	(.01)	—	—	—

Total distributions	—	—	(.01)	—	—	—

Net asset value, end of period	$14.71	$16.30	$15.05	$10.69	$13.68	$14.67

Total Return[c]	(9.75)%	8.31%	40.88%	(21.86)%	(6.75)%	4.94%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,984	$1,156	$6,204	$997	$730	$818

Ratios to average net assets:
Net investment income (loss)	(0.36)%	(0.14)%	(0.25)%	0.15%	(0.36)%	(0.13)%
Total expenses	1.62%	1.63%	1.62%	1.63%	1.61%	1.60%

Portfolio turnover rate	357%	619%	241%	745%	444%	545%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$15.50	$14.39	$10.30	$13.28	$14.35	$13.79

Income (loss) from investment operations:
Net investment loss[b]	(.09)	(.11)	(.11)	(.08)	(.16)	(.10)
Net gain (loss) on investments (realized and unrealized)	(1.48)	1.22	4.21	(2.90)	(.91)	.66

Total from investment operations	(1.57)	1.11	4.10	(2.98)	(1.07)	.56

Less distributions from:
Net investment income	—	—	(.01)	—	—	—

Total distributions	—	—	(.01)	—	—	—

Net asset value, end of period	$13.93	$15.50	$14.39	$10.30	$13.28	$14.35

Total Return[c]	(10.13)%	7.71%	39.81%	(22.44)%	(7.46)%	4.06%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,063	$3,870	$8,393	$5,101	$5,677	$8,720

Ratios to average net assets:
Net investment loss	(1.14)%	(0.76)%	(0.91)%	(0.65)%	(1.12)%	(0.73)%
Total expenses	2.37%	2.38%	2.38%	2.38%	2.37%	2.34%

Portfolio turnover rate	357%	619%	241%	745%	444%	545%

a   Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b   Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c   Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 67

FUND PROFILE (Unaudited)	September 30, 2011
INTERNET FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 6, 2000
Advisor Class	April 6, 2000
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings
(% of Total Net Assets)

Google, Inc. — Class A	9.5%
Amazon.com, Inc.	7.6%
Cisco Systems, Inc.	7.0%
QUALCOMM, Inc.	6.1%
eBay, Inc.	4.3%
Baidu, Inc. ADR	3.8%
Time Warner, Inc.	3.8%
Sina Corp.	3.1%
Priceline.com, Inc.	3.2%
Broadcom Corp. — Class A	3.1%

Top Ten Total	51.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
68 | the RYDEX | SGI series funds semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
INTERNET FUND

	Shares	Value

COMMON STOCKS† - 99.5%

INTERNET SOFTWARE & SERVICES - 45.5%
Google, Inc. — Class A	2,038	$1,048,307
eBay, Inc.*	16,247	479,124
Baidu, Inc. ADR*	4,007	428,388
Sina Corp.*	4,946	354,183
Yahoo!, Inc.*	24,065	316,695
LinkedIn Corp. — Class A*	2,518	196,605
VeriSign, Inc.	5,880	168,227
IAC/InterActiveCorp.*	4,027	159,268
Equinix, Inc.*	1,754	155,808
Rackspace Hosting, Inc.*	4,449	151,889
Akamai Technologies, Inc.*	6,384	126,914
Sohu.com, Inc.*	2,452	118,186
WebMD Health Corp. — Class A*	2,912	87,797
ValueClick, Inc.*	5,508	85,704
Netease.com ADR*	2,178	83,112
RightNow Technologies, Inc.*	2,494	82,427
AOL, Inc.*	6,025	72,300
Youku.com, Inc. ADR	4,380	71,657
LogMeIn, Inc.	2,072	68,811
VistaPrint N.V.*	2,468	66,710
MercadoLibre, Inc.	1,205	64,769
Qihoo 360 Technology Company Ltd. ADR*	3,898	63,693
Ancestry.com, Inc.*	2,704	63,544
OpenTable, Inc.*	1,378	63,402
Monster Worldwide, Inc.*	7,910	56,794
Renren, Inc. ADR*	11,120	56,712
Earthlink, Inc.	8,127	53,069
Constant Contact, Inc.*	2,900	50,141
j2 Global Communications, Inc.	1,455	39,140
Dice Holdings, Inc.*	4,970	38,865
Digital River, Inc.*	1,777	36,837
LivePerson, Inc.*	3,690	36,716
Travelzoo, Inc.*	1,220	26,828
IntraLinks Holdings, Inc.*	2,652	19,917

Total Internet Software & Services		4,992,539

COMMUNICATIONS EQUIPMENT - 19.6%
Cisco Systems, Inc.	49,292	763,532
QUALCOMM, Inc.	13,682	665,356
Research In Motion Ltd.*	14,980	304,094
Juniper Networks, Inc.*	10,669	184,147
F5 Networks, Inc.*	2,171	154,250
Ciena Corp.*	6,134	68,701

Total Communications Equipment		2,140,080

INTERNET RETAIL - 15.3%
Amazon.com, Inc.*	3,794	820,376
Priceline.com, Inc.	783	351,926
Expedia, Inc.	7,733	199,125
Netflix, Inc.*	1,099	124,363
Shutterfly, Inc.*	1,937	79,766
Blue Nile, Inc.*	1,447	51,050
E-Commerce China Dangdang, Inc. ADR*	7,808	38,572

Total Internet Retail		1,665,178

SYSTEMS SOFTWARE - 7.2%
Symantec Corp.*	16,116	262,691
Red Hat, Inc.*	5,262	222,372
BMC Software, Inc.*	4,600	177,376
Check Point Software Technologies Ltd.*	2,455	129,526

Total Systems Software		791,965

APPLICATION SOFTWARE - 4.0%
Intuit, Inc.	6,287	298,255
TIBCO Software, Inc.*	6,079	136,109

Total Application Software		434,364

MOVIES & ENTERTAINMENT - 3.8%
Time Warner, Inc.	14,048	421,019

SEMICONDUCTORS - 3.1%
Broadcom Corp. — Class A	10,165	338,393

INVESTMENT BANKING & BROKERAGE - 1.0%
E*Trade Financial Corp.*	12,040	109,684

Total Common Stocks (Cost $6,704,575)		10,893,222

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 1.1%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$121,157	121,157

Total Repurchase Agreement (Cost $121,157)		121,157

Total Investments - 100.6% (Cost $6,825,732)		$11,014,379

Liabilities, Less Other Assets — (0.6)%		(70,920)

Total Net Assets — 100.0%		$10,943,459

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 69

INTERNET FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2011

Assets:
Investments, at value (cost $6,704,575)	$10,893,222
Repurchase agreements, at value (cost $121,157)	121,157
Receivables:
Securities sold	778,556
Fund shares sold	34,004
Dividends	97

Total assets	11,827,036

Liabilities:
Payable for:
Fund shares redeemed	841,963
Management fees	8,774
Transfer agent and administrative fees	2,580
Distribution and service fees	1,168
Portfolio accounting fees	1,032
Miscellaneous	28,060

Total liabilities	883,577

Net assets	$10,943,459

Net assets consist of:
Paid in capital	$(9,525,411)
Accumulated net investment loss	(94,580)
Accumulated net realized gain on investments	16,374,803
Net unrealized appreciation on investments	4,188,647

Net assets	$10,943,459

Investor Class:
Net assets	$8,820,450
Capital shares outstanding	217,092
Net asset value per share	$40.63

Advisor Class:
Net assets	$783,069
Capital shares outstanding	20,485
Net asset value per share	$38.22

A-Class:
Net assets	$770,505
Capital shares outstanding	19,802
Net asset value per share	$38.91

Maximum offering price per share (Net asset value divided by 95.25%)	$40.85

C-Class:
Net assets	$569,435
Capital shares outstanding	15,561
Net asset value per share	$36.58

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2011

Investment Income:
Dividends	$62,978
Interest	14

Total investment income	62,992

Expenses:
Management fees	91,109
Transfer agent and administrative fees	26,797
Distribution and service fees:
Advisor Class	3,616
A-Class	1,537
C-Class	5,718
Portfolio accounting fees	10,719
Registration fees	28,376
Printing expenses	12,333
Pricing service expense	10,566
Trustees’ fees*	3,607
Miscellaneous	(36,806)

Total expenses	157,572

Net investment loss	(94,580)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,051,095

Net realized gain	2,051,095

Net change in unrealized appreciation (depreciation) on:
Investments	(7,042,398)

Net change in unrealized appreciation (depreciation)	(7,042,398)

Net realized and unrealized loss	(4,991,303)

Net decrease in net assets resulting from operations	$(5,085,883)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

70 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(94,580)	$(697,413)
Net realized gain on investments	2,051,095	26,981,612
Net change in unrealized appreciation (depreciation) on investments	(7,042,398)	1,549,620

Net increase (decrease) in net assets resulting from operations	(5,085,883)	27,833,819

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	35,035,853	236,370,905
Advisor Class	1,665,167	21,569,818
A-Class	2,506,639	3,274,554
C-Class	11,648,228	51,664,283
Cost of shares redeemed
Investor Class	(42,711,963)	(264,624,471)
Advisor Class	(2,680,698)	(23,765,932)
A-Class	(2,425,810)	(5,523,556)
C-Class	(12,592,158)	(51,093,192)

Net decrease from capital share transactions	(9,554,742)	(32,127,591

Net decrease in net assets	(14,640,625)	(4,293,772)
Net assets:
Beginning of period	25,584,084	29,877,856

End of period	$10,943,459	$25,584,084

Accumulated net investment loss at end of period	$(94,580)	$—

Capital share activity:
Shares sold
Investor Class	697,117	5,219,504
Advisor Class	35,208	490,716
A-Class	51,911	74,437
C-Class	262,351	1,264,666
Shares redeemed
Investor Class	(873,875)	(5,350,861)
Advisor Class	(57,805)	(546,388)
A-Class	(54,065)	(126,995)
C-Class	(284,202)	(1,254,939)

Net decrease in shares	(223,360)	(229,860)

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 71

INTERNET FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$52.28	$41.74	$26.58	$38.55	$41.11	$40.22

Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	(.34)	(.38)	(.29)	.46	(.44)
Net gain (loss) on investments (realized and unrealized)	(11.46)	10.88	15.54	(11.23)	(2.87)	1.33

Total from investment operations	(11.65)	10.54	15.16	(11.52)	(2.41)	.89

Less distributions from:
Net investment income	—	—	—	(.45)	(.15)	—
Total distributions	—	—	—	(.45)	(.15)	—

Net asset value, end of period	$40.63	$52.28	$41.74	$26.58	$38.55	$41.11

Total Return[c]	(22.28%)	25.25%	57.04%	(29.63%)	(5.92%)	2.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,820	$20,589	$21,924	$61,745	$4,365	$5,496
Ratios to average net assets:
Net investment income (loss)	(0.77%)	(0.69%)	(1.12%)	(1.01%)	1.00%	(1.09%)
Total expenses	1.37%	1.39%	1.37%	1.35%	1.38%	1.37%

Portfolio turnover rate	161%	291%	443%	550%	870%	864%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$49.31	$39.57	$25.32	$36.95	$39.61	$38.94

Income (loss) from investment operations:
Net investment loss[b]	(.31)	(.59)	(.58)	(.41)	(.09)	(.63)
Net gain (loss) on investments (realized and unrealized)	(10.78)	10.33	14.83	(10.77)	(2.42)	1.30

Total from investment operations	(11.09)	9.74	14.25	(11.18)	(2.51)	.67

Less distributions from:
Net investment income	—	—	—	(.45)	(.15)	—

Total distributions	—	—	—	(.45)	(.15)	—

Net asset value, end of period	$38.22	$49.31	$39.57	$25.32	$36.95	$39.61

Total Return[c]	(22.49%)	24.61%	56.28%	(29.99%)	(6.40%)	1.72%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$783	$2,124	$3,908	$3,604	$1,364	$863
Ratios to average net assets:
Net investment loss	(1.30%)	(1.32%)	(1.74%)	(1.43%)	(0.21%)	(1.60%)
Total expenses	1.87%	1.89%	1.88%	1.87%	1.88%	1.87%

Portfolio turnover rate	161%	291%	443%	550%	870%	864%

72 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

INTERNET FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$50.13	$40.12	$25.62	$37.29	$39.87	$39.07

Income (loss) from investment operations:
Net investment loss[b]	(.27)	(.46)	(.50)	(.33)	(.19)	(.52)
Net gain (loss) on investments (realized and unrealized)	(10.95)	10.47	15.00	(10.89)	(2.24)	1.32

Total from investment operations	(11.22)	10.01	14.50	(11.22)	(2.43)	.80

Less distributions from:
Net investment income	—	—	—	(.45)	(.15)	—

Total distributions	—	—	—	(.45)	(.15)	—

Net asset value, end of period	$38.91	$50.13	$40.12	$25.62	$37.29	$39.87

Total Return[c]	(22.38%)	24.95%	56.60%	(29.82%)	(6.16%)	2.05%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$771	$1,101	$2,989	$91	$116	$139

Ratios to average net assets:
Net investment loss	(1.12%)	(1.01%)	(1.44%)	(1.07%)	(0.44%)	(1.37%)
Total expenses	1.62%	1.64%	1.63%	1.62%	1.63%	1.61%

Portfolio turnover rate	161%	291%	443%	550%	870%	864%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$47.30	$38.17	$24.56	$36.01	$38.79	$38.30

Income (loss) from investment operations:
Net investment loss[b]	(.42)	(.83)	(.66)	(.59)	(.38)	(.78)
Net gain (loss) on investments (realized and unrealized)	(10.30)	9.96	14.27	(10.41)	(2.25)	1.27

Total from investment operations	(10.72)	9.13	13.61	(11.00)	(2.63)	.49

Less distributions from:
Net investment income	—	—	—	(.45)	(.15)	—

Total distributions	—	—	—	(.45)	(.15)	—

Net asset value, end of period	$36.58	$47.30	$38.17	$24.56	$36.01	$38.79

Total Return[c]	(22.66%)	23.92%	55.42%	(30.28%)	(6.84%)	1.28%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$569	$1,770	$1,057	$602	$1,608	$1,017

Ratios to average net assets:
Net investment loss	(1.87%)	(1.92%)	(2.00%)	(1.95%)	(0.89%)	(2.10%)
Total expenses	2.37%	2.39%	2.38%	2.38%	2.37%	2.36%

Portfolio turnover rate	161%	291%	443%	550%	870%	864%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 73

FUND PROFILE (Unaudited)	September 30, 2011
LEISURE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses (“Leisure Companies”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	June 3, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001

Ten Largest Holdings
(% of Total Net Assets)

McDonald’s Corp.	5.6%
Comcast Corp. — Class A	4.1%
Walt Disney Co.	3.7%
News Corp. — Class A	3.7%
Time Warner, Inc.	3.0%
Starbucks Corp.	3.0%
DIRECTV — Class A	2.9%
Las Vegas Sands Corp.	2.8%
Carnival Corp.	2.6%
Yum! Brands, Inc.	2.6%

Top Ten Total	34.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
74 | the RYDEX | SGI series funds semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
LEISURE FUND

	Shares	Value

COMMON STOCKS† - 99.4%

RESTAURANTS - 20.6%
McDonald’s Corp.	1,772	$155,618
Starbucks Corp.	2,213	82,524
Yum! Brands, Inc.	1,469	72,554
Chipotle Mexican Grill, Inc. — Class A*	158	47,866
Darden Restaurants, Inc.	823	35,183
Panera Bread Co. — Class A*	246	25,569
Domino’s Pizza, Inc.*	785	21,391
Wendy’s Co.	4,535	20,816
Brinker International, Inc.	919	19,225
Cheesecake Factory, Inc.*	672	16,565
Buffalo Wild Wings, Inc.*	272	16,266
BJ’s Restaurants, Inc.*	366	16,144
Jack in the Box, Inc.	744	14,820
Cracker Barrel Old Country Store, Inc.	352	14,108
Texas Roadhouse, Inc. — Class A	1,042	13,775

Total Restaurants		572,424

MOVIES & ENTERTAINMENT - 17.4%
Walt Disney Co.	3,529	106,434
News Corp. — Class A	6,681	103,355
Time Warner, Inc.	2,762	82,777
Viacom, Inc. — Class B	1,727	66,904
Liberty Media Corp. — Liberty Capital — Class A*	506	33,457
Cinemark Holdings, Inc.	1,220	23,034
Regal Entertainment Group — Class A	1,858	21,813
DreamWorks Animation SKG, Inc. — Class A*	1,033	18,780
Live Nation Entertainment, Inc.*	2,020	16,180
Imax Corp.*	967	14,002

Total Movies & Entertainment		486,736

CABLE & SATELLITE - 17.0%
Comcast Corp. — Class A	5,301	110,790
DIRECTV — Class A*	1,929	81,500
Time Warner Cable, Inc. — Class A	1,056	66,180
DISH Network Corp. — Class A*	1,912	47,915
Liberty Global, Inc. — Class A*	1,189	43,018
Virgin Media, Inc.	1,699	41,371
Charter Communications, Inc. — Class A*	730	34,193
Cablevision Systems Corp. — Class A	1,670	26,269
AMC Networks, Inc. — Class A*	709	22,653

Total Cable & Satellite		473,889

HOTELS, RESORTS & CRUISE LINES - 9.6%
Carnival Corp.	2,410	73,022
Marriott International, Inc. — Class A	1,595	43,447
Starwood Hotels & Resorts Worldwide, Inc.	949	36,840
Wyndham Worldwide Corp.	1,131	32,245
Ctrip.com International Ltd. ADR*	891	28,655
Royal Caribbean Cruises Ltd.	1,243	26,899
Hyatt Hotels Corp. — Class A*	489	15,340
Gaylord Entertainment Co.	637	12,320

Total Hotels, Resorts & Cruise Lines		268,768

CASINOS & GAMING - 9.5%
Las Vegas Sands Corp.*	2,071	79,403
Wynn Resorts Ltd.	454	52,246
International Game Technology	2,126	30,891
MGM Resorts International*	3,045	28,288
Penn National Gaming, Inc.	711	23,669
Melco Crown Entertainment Ltd. — Class Participation Certificate ADR*	2,578	21,423
Bally Technologies, Inc.*	584	15,756
WMS Industries, Inc.*	716	12,594

Total Casinos & Gaming		264,270

BROADCASTING - 7.0%
Discovery Communications, Inc. — Class A*	1,586	59,666
CBS Corp. — Class B	2,486	50,665
Scripps Networks Interactive, Inc. — Class A	960	35,683
Liberty Media Corp. — Liberty Starz — Class A*	429	27,267
Grupo Televisa SAB ADR	1,265	23,263

Total Broadcasting		196,544

PUBLISHING - 6.3%
McGraw-Hill Companies, Inc.	1,371	56,211
Thomson Reuters Corp.	1,348	36,450
Washington Post Co. — Class B	72	23,542
Gannett Company, Inc.	2,140	20,394
Meredith Corp.	618	13,992
Valassis Communications, Inc.*	653	12,237
New York Times Co. — Class A*	2,103	12,218

Total Publishing		175,044

HOME ENTERTAINMENT SOFTWARE - 4.3%
Activision Blizzard, Inc.	4,994	59,429
Electronic Arts, Inc.*	1,873	38,303
Take-Two Interactive Software, Inc.*	1,221	15,531
RealD, Inc.*	812	7,592

Total Home Entertainment Software		120,855

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 75

SCHEDULE OF INVESTMENTS (Unaudited) (concluded) LEISURE FUND	September 30, 2011

	Shares	Value

LEISURE PRODUCTS - 4.3%
Mattel, Inc.	1,819	$47,093
Hasbro, Inc.	906	29,545
Polaris Industries, Inc.	561	28,033
Brunswick Corp.	1,093	15,346

Total Leisure Products		120,017

LEISURE FACILITIES - 1.9%
Life Time Fitness, Inc.*	529	19,494
Vail Resorts, Inc.	458	17,308
Six Flags Entertainment Corp.	617	17,103

Total Leisure Facilities		53,905

MOTORCYCLE MANUFACTURERS - 1.5%
Harley-Davidson, Inc.	1,200	41,196

Total Common Stocks (Cost $1,920,941)		2,773,648

WARRANTS†† - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	350	102

Total Warrants (Cost $—)		102

	Face
	Amount

REPURCHASE AGREEMENT††,1 - 0.7%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$19,197	19,197

Total Repurchase Agreement (Cost $19,197)		19,197

Total Investments - 100.1% (Cost $1,940,138)		$2,792,947

Liabilities, Less Other Assets — (0.1)%		(2,987)

Total Net Assets — 100.0%		$2,789,960

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

76 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

LEISURE FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2011

Assets:
Investments, at value (cost $1,920,941)	$2,773,750
Repurchase agreements, at value (cost $19,197)	19,197
Receivables:
Fund shares sold	565,027
Dividends	1,515

Total assets	3,359,489

Liabilities:
Payable for:
Securities purchased	538,948
Fund shares redeemed	19,599
Management fees	1,783
Distribution and service fees	615
Transfer agent and administrative fees	524
Portfolio accounting fees	210
Miscellaneous	7,850

Total liabilities	569,529

Net assets	$2,789,960

Net assets consist of:
Paid in capital	$7,420,446
Accumulated net investment loss	(6,053)
Accumulated net realized loss on investments	(5,477,242)
Net unrealized appreciation on investments	852,809

Net assets	$2,789,960

Investor Class:
Net assets	$1,538,489
Capital shares outstanding	54,454
Net asset value per share	$28.25

Advisor Class:
Net assets	$571,410
Capital shares outstanding	21,711
Net asset value per share	$26.32

A-Class:
Net assets	$405,729
Capital shares outstanding	15,175
Net asset value per share	$26.73

Maximum offering price per share (Net asset value divided by 95.25%)	$28.07

C-Class:
Net assets	$274,332
Capital shares outstanding	10,764
Net asset value per share	$25.48

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $988)	$56,748
Interest	6

Total investment income	56,754

Expenses:
Management fees	35,125
Transfer agent and administrative fees	10,331
Distribution and service fees:
Advisor Class	2,272
A-Class	863
C-Class	3,175
Portfolio accounting fees	4,133
Trustees’ fees*	362
Miscellaneous	6,546

Total expenses	62,807

Net investment loss	(6,053)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,202,008)

Net realized loss	(1,202,008)

Net change in unrealized appreciation (depreciation) on:
Investments	(954,723)

Net change in unrealized appreciation (depreciation)	(954,723)

Net realized and unrealized loss	(2,156,731)

Net decrease in net assets resulting from operations	$(2,162,784)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 77

LEISURE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(6,053)	$(28,602)
Net realized gain (loss) on investments	(1,202,008)	1,115,448
Net change in unrealized appreciation (depreciation) on investments	(954,723)	(464,544)

Net increase (decrease) in net assets resulting from operations	(2,162,784)	622,302

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	49,212,156	125,035,458
Advisor Class	5,316,967	16,335,922
A-Class	520,736	2,661,993
C-Class	3,422,371	13,154,026
Cost of shares redeemed
Investor Class	(48,048,772)	(136,617,181)
Advisor Class	(5,056,841)	(16,737,008)
A-Class	(1,197,578)	(2,179,683)
C-Class	(3,924,144)	(13,283,662)

Net increase (decrease) from capital share transactions	244,895	(11,630,135)

Net decrease in net assets	(1,917,889)	(11,007,833)
Net assets:
Beginning of period	4,707,849	15,715,682

End of period	$2,789,960	$4,707,849

Accumulated net investment loss at end of period	$(6,053)	$—

Capital share activity:
Shares sold
Investor Class	1,432,413	4,337,324
Advisor Class	163,008	613,234
A-Class	17,897	96,339
C-Class	112,136	514,174
Shares redeemed
Investor Class	(1,441,858)	(4,753,299)
Advisor Class	(159,898)	(637,678)
A-Class	(39,163)	(78,619)
C-Class	(128,652)	(523,771)

Net decrease in shares	(44,117)	(432,296)

78 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

LEISURE FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$33.50	$27.48	$15.40	$31.72	$35.87	$32.56

Income (loss) from investment operations:
Net investment income (loss)[b]	.02	(.02)	.03	.01	.09	(—)[c]
Net gain (loss) on investments (realized and unrealized)	(5.27)	6.04	12.05	(16.33)	(4.24)	3.31

Total from investment operations	(5.25)	6.02	12.08	(16.32)	(4.15)	3.31

Net asset value, end of period	$28.25	$33.50	$27.48	$15.40	$31.72	$35.87

Total Return[d]	(15.67)%	21.91%	78.44%	(51.45)%	(11.57)%	10.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,538	$2,141	$13,186	$4,132	$3,283	$9,130

Ratios to average net assets:
Net investment income (loss)	0.11%	(0.07)%	0.13%	0.05%	0.24%	(0.01)%
Total expenses	1.37%	1.39%	1.37%	1.37%	1.39%	1.37%

Portfolio turnover rate	705%	963%	943%	1,529%	646%	675%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$31.29	$25.81	$14.53	$30.06	$34.14	$31.15

Income (loss) from investment operations:
Net investment loss[b]	(.14)	(.16)	(.11)	(.03)	(.07)	(.10)
Net gain (loss) on investments (realized and unrealized)	(4.83)	5.64	11.39	(15.50)	(4.01)	3.09

Total from investment operations	(4.97)	5.48	11.28	(15.53)	(4.08)	2.99

Net asset value, end of period	$26.32	$31.29	$25.81	$14.53	$30.06	$34.14

Total Return[d]	(15.88)%	21.23%	77.63%	(51.66)%	(11.95)%	9.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$571	$582	$1,111	$373	$1,611	$4,903

Ratios to average net assets:
Net investment loss	(0.88)%	(0.61)%	(0.56)%	(0.11)%	(0.22)%	(0.32)%
Total expenses	1.87%	1.89%	1.88%	1.88%	1.89%	1.87%

Portfolio turnover rate	705%	963%	943%	1,529%	646%	675%

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 79

LEISURE FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$31.75	$26.13	$14.67	$30.30	$34.32	$31.24

Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.05)	.17	(.04)	(.07)	(.14)
Net gain (loss) on investments (realized and unrealized)	(4.94)	5.67	11.29	(15.59)	(3.95)	3.22

Total from investment operations	(5.02)	5.62	11.46	(15.63)	(4.02)	3.08

Net asset value, end of period	$26.73	$31.75	$26.13	$14.67	$30.30	$34.32

Total Return[d]	(15.81)%	21.51%	78.12%	(51.58)%	(11.71)%	9.86%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$406	$1,157	$489	$25	$206	$2,198

Ratios to average net assets:
Net investment income (loss)	(0.48)%	(0.18)%	0.74%	(0.16)%	(0.20)%	(0.41)%
Total expenses	1.62%	1.63%	1.63%	1.63%	1.67%	1.60%

Portfolio turnover rate	705%	963%	943%	1,529%	646%	675%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$30.36	$25.19	$14.26	$29.66	$33.86	$31.05

Income (loss) from investment operations:
Net investment loss[b]	(.18)	(.30)	(.22)	(.18)	(.28)	(.31)
Net gain (loss) on investments (realized and unrealized)	(4.70)	5.47	11.15	(15.22)	(3.92)	3.12

Total from investment operations	(4.88)	5.17	10.93	(15.40)	(4.20)	2.81

Net asset value, end of period	$25.48	$30.36	$25.19	$14.26	$29.66	$33.86

Total Return[d]	(16.07)%	20.52%	76.65%	(51.92)%	(12.40)%	9.05%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$274	$828	$929	$123	$430	$3,091

Ratios to average net assets:
Net investment loss	(1.17)%	(1.13)%	(1.01)%	(0.78)%	(0.81)%	(0.96)%
Total expenses	2.37%	2.38%	2.38%	2.38%	2.40%	2.36%

Portfolio turnover rate	705%	963%	943%	1,529%	646%	675%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Net investment income is less than $0.01 per share.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

80 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2011
PRECIOUS METALS FUND
OBJECTIVE: To provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services (“Precious Metals Companies”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	December 1, 1993
Advisor Class	August 1, 2003
A-Class	September 1, 2004
C-Class	April 27, 2001

Ten Largest Holdings
(% of Total Net Assets)

Newmont Mining Corp.	7.8%
Barrick Gold Corp.	7.6%
Silver Wheaton Corp.	6.8%
Freeport-McMoRan Copper & Gold, Inc.	6.7%
Goldcorp, Inc.	6.1%
Yamana Gold, Inc.	4.2%
Agnico-Eagle Mines Ltd.	3.9%
Kinross Gold Corp.	3.6%
AngloGold Ashanti Ltd. ADR	3.2%
Eldorado Gold Corp.	3.2%

Top Ten Total	53.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX | SGI series funds semi-annual report | 81

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
PRECIOUS METALS FUND

	Shares	Value

COMMON STOCKS†- 99.5%

GOLD - 64.7%
Newmont Mining Corp.	173,084	$10,886,984
Barrick Gold Corp.	228,351	10,652,574
Goldcorp, Inc.	187,727	8,567,860
Yamana Gold, Inc.	429,553	5,867,694
Agnico-Eagle Mines Ltd.	91,812	5,464,650
Kinross Gold Corp.	340,699	5,035,531
AngloGold Ashanti Ltd. ADR	109,199	4,516,471
Eldorado Gold Corp.	258,290	4,427,091
Gold Fields Ltd. ADR	281,450	4,311,814
Randgold Resources Ltd. ADR	43,763	4,232,757
IAMGOLD Corp.	209,909	4,152,000
Cia de Minas Buenaventura S.A. ADR	109,684	4,139,474
Royal Gold, Inc.	51,641	3,308,122
Allied Nevada Gold Corp.*	88,356	3,164,028
Harmony Gold Mining Company Ltd. ADR	217,315	2,549,105
New Gold, Inc.*	223,247	2,288,282
AuRico Gold, Inc.*	190,524	1,790,926
US Gold Corp.*	349,651	1,402,100
Novagold Resources, Inc.*	210,873	1,360,131
Jaguar Mining, Inc.*	209,008	982,338
Seabridge Gold, Inc.*	27,800	624,944
Rare Element Resources Ltd.*	80,069	406,750
Golden Star Resources Ltd.*	186,100	346,146

Total Gold		90,477,772

PRECIOUS METALS & MINERALS - 23.2%
Silver Wheaton Corp.	321,119	9,456,955
Coeur d’Alene Mines Corp.*	204,336	4,380,964
Pan American Silver Corp.	138,549	3,708,957
Hecla Mining Co.*	587,777	3,150,485
Endeavour Silver Corp.*	321,783	2,889,611
Silvercorp Metals, Inc.	313,855	2,482,593
Silver Standard Resources, Inc.*	121,289	2,225,653
Stillwater Mining Co.*	229,155	1,947,817
Gold Resource Corp.	79,507	1,323,792
North American Palladium Ltd.*	218,293	556,647

Total Precious Metals & Minerals		32,123,474

DIVERSIFIED METALS & MINING - 11.6%
Freeport-McMoRan Copper & Gold, Inc.	308,996	9,408,928
Southern Copper Corp.	162,333	4,056,702
Titanium Metals Corp.	189,921	2,845,017

Total Diversified Metals & Mining		16,310,647

Total Common Stocks (Cost $73,402,111)		138,911,893

	Face
	Amount

REPURCHASE AGREEMENT††,1 - 0.0%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$25,555	25,555

Total Repurchase Agreement (Cost $25,555)		25,555

Total Investments - 99.5% (Cost $73,427,666)		$138,937,448

Cash & Other Assets, Less Liabilities — 0.5%		681,267

Total Net Assets — 100.0%		$139,618,715

*	on-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

82 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

PRECIOUS METALS FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $73,402,111)	$138,911,893
Repurchase agreements, at value (cost $25,555)	25,555
Cash	26,312
Receivables:
Fund shares sold	2,307,903
Securities sold	1,014,106
Dividends	28,044

Total assets	142,313,813

Liabilities:
Payable for:
Fund shares redeemed	2,371,951
Management fees	101,234
Distribution and service fees	37,131
Transfer agent and administrative fees	33,745
Portfolio accounting fees	13,498
Miscellaneous	137,539

Total liabilities	2,695,098

Net assets	$139,618,715

Net assets consist of:
Paid in capital	$94,747,620
Accumulated net investment loss	(1,316,809)
Accumulated net realized loss on investments	(19,321,801)
Net unrealized appreciation on investments	65,509,705

Net assets	$139,618,715

Investor Class:
Net assets	$79,853,327
Capital shares outstanding	1,162,337
Net asset value per share	$68.70

Advisor Class:
Net assets	$24,100,960
Capital shares outstanding	364,940
Net asset value per share	$66.03

A-Class:
Net assets	$7,663,783
Capital shares outstanding	114,038
Net asset value per share	$67.20

Maximum offering price per share (Net asset value divided by 95.25%)	$70.55

C-Class:
Net assets	$28,000,645
Capital shares outstanding	451,475
Net asset value per share	$62.01

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $38,922)	$1,032,530
Interest	89

Total investment income	1,032,619

Expenses:
Management fees	647,061
Transfer agent and administrative fees	215,687
Distribution and Service fees:
Advisor Class	51,099
A-Class	13,422
C-Class	168,684
Portfolio accounting fees	86,273
Trustees’ fees*	8,773
Miscellaneous	137,966

Total expenses	1,328,965

Net investment loss	(296,346)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	17,708,875
Foreign currency	275

Net realized gain	17,709,150

Net change in unrealized appreciation (depreciation) on:
Investments	(61,743,673)
Foreign currency	(106)

Net change in unrealized appreciation (depreciation)	(61,743,779)

Net realized and unrealized loss	(44,034,629)

Net decrease in net assets resulting from operations	$(44,330,975)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 83

PRECIOUS METALS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(296,346)	$(1,370,442)
Net realized gain on investments	17,709,150	31,189,959
Net change in unrealized appreciation (depreciation) on investments	(61,743,779)	31,925,087

Net increase (decrease) in net assets resulting from operations	(44,330,975)	61,744,604

Distributions to shareholders from:
Net investment income
Investor Class	—	(94,591)
Advisor Class	—	(11,506)
A-Class	—	(7,004)
C-Class	—	(19,112)

Total distributions to shareholders	—	(132,213)

Capital share transactions:
Proceeds from sale of shares
Investor Class	243,542,531	824,385,947
Advisor Class	119,979,537	364,066,887
A-Class	7,904,834	29,625,719
C-Class	59,372,997	145,601,909
Distributions reinvested
Investor Class	—	92,212
Advisor Class	—	11,341
A-Class	—	6,500
C-Class	—	17,945
Cost of shares redeemed
Investor Class	(279,934,215)	(834,585,403)
Advisor Class	(117,521,917)	(361,238,854)
A-Class	(12,498,462)	(27,278,650)
C-Class	(63,680,908)	(139,661,292)

Net increase (decrease) from capital share transactions	(42,835,603)	1,044,261

Net increase (decrease) in net assets	(87,166,578)	62,656,652

Net assets:
Beginning of period	226,785,293	164,128,641

End of period	$139,618,715	$226,785,293

Accumulated net investment loss at end of period	$(1,316,809)	$(1,020,463)

Capital share activity:
Shares sold
Investor Class	2,996,189	11,212,113
Advisor Class	1,521,596	5,207,693
A-Class	100,053	411,950
C-Class	818,435	2,195,554
Shares issued from reinvestment of distributions
Investor Class	—	1,121
Advisor Class	—	143
A-Class	—	81
C-Class	—	240
Shares redeemed
Investor Class	(3,468,520)	(11,417,831)
Advisor Class	(1,520,529)	(5,156,332)
A-Class	(161,591)	(375,373)
C-Class	(870,751)	(2,107,087)

Net decrease in shares	(585,118)	(27,728)

84 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$86.74	$61.73	$46.36	$69.89	$56.21	$54.50

Income (loss) from investment operations:
Net investment loss[b]	(.03)	(.28)	(.44)	(.23)	(.37)	(.03)
Net gain (loss) on investments (realized and unrealized)	(18.01)	25.32	15.96	(23.30)	14.05	1.74

Total from investment operations	(18.04)	25.04	15.52	(23.53)	13.68	1.71

Less distributions from:
Net investment income	—	(.03)	—	—	—	—
Net realized gains	—	—	(.08)	—	—	—
Return of capital	—	—	(.07)	—	—	—

Total distributions	—	(.03)	(.15)	—	—	—

Net asset value, end of period	$68.70	$86.74	$61.73	$46.36	$69.89	$56.21

Total Return[c]	(20.80)%	40.57%	33.44%	(33.67)%	24.34%	3.14%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$79,853	$141,798	$113,546	$160,759	$149,805	$149,876

Ratios to average net assets:
Net investment loss	(0.07)%	(0.37)%	(0.76)%	(0.48)%	(0.58)%	(0.05)%
Total expenses	1.27%	1.28%	1.28%	1.28%	1.27%	1.26%

Portfolio turnover rate	122%	322%	383%	245%	203%	259%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$83.59	$59.79	$45.12	$68.36	$55.24	$53.83

Income (loss) from investment operations:
Net investment loss[b]	(.23)	(.61)	(.79)	(.50)	(.69)	(.27)
Net gain (loss) on investments (realized and unrealized)	(17.33)	24.44	15.61	(22.74)	13.81	1.68

Total from investment operations	(17.56)	23.83	14.82	(23.24)	13.12	1.41

Less distributions from:
Net investment income	—	(.03)	—	—	—	—
Net realized gains	—	—	(.08)	—	—	—
Return of capital	—	—	(.07)	—	—	—

Total distributions	—	(.03)	(.15)	—	—	—

Net asset value, end of period	$66.03	$83.59	$59.79	$45.12	$68.36	$55.24

Total Return[c]	(21.01)%	39.87%	32.81%	(34.00)%	23.75%	2.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,101	$30,418	$18,677	$12,056	$11,817	$8,387

Ratios to average net assets:
Net investment loss	(0.59)%	(0.86)%	(1.35)%	(1.02)%	(1.09)%	(0.51)%
Total expenses	1.77%	1.78%	1.77%	1.77%	1.77%	1.76%

Portfolio turnover rate	122%	322%	383%	245%	203%	259%

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 85

PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$84.97	$60.63	$45.64	$68.96	$55.59	$54.03

Income (loss) from investment operations:
Net investment loss[b]	(.13)	(.45)	(.59)	(.36)	(.55)	(.15)
Net gain (loss) on investments (realized and unrealized)	(17.64)	24.82	15.73	(22.96)	13.92	1.71

Total from investment operations	(17.77)	24.37	15.14	(23.32)	13.37	1.56

Less distributions from:
Net investment income	—	(.03)	—	—	—	—
Net realized gains	—	—	(.08)	—	—	—
Return of capital	—	—	(.07)	—	—	—

Total distributions	—	(.03)	(.15)	—	—	—

Net asset value, end of period	$67.20	$84.97	$60.63	$45.64	$68.96	$55.59

Total Return[c]	(20.91)%	40.21%	33.14%	(33.82)%	24.05%	2.89%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,664	$14,919	$8,422	$8,484	$10,911	$4,778

Ratios to average net assets:
Net investment loss	(0.34)%	(0.63)%	(1.04)%	(0.71)%	(0.84)%	(0.28)%
Total expenses	1.52%	1.53%	1.52%	1.53%	1.52%	1.51%

Portfolio turnover rate	122%	322%	383%	245%	203%	259%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$78.70	$56.58	$42.92	$65.38	$53.12	$52.02

Income (loss) from investment operations:
Net investment loss[b]	(.40)	(.94)	(.97)	(.68)	(.97)	(.51)
Net gain (loss) on investments (realized and unrealized)	(16.29)	23.09	14.78	(21.78)	13.23	1.61

Total from investment operations	(16.69)	22.15	13.81	(22.46)	12.26	1.10

Less distributions from:
Net investment income	—	(.03)	—	—	—	—
Net realized gains	—	—	(.08)	—	—	—
Return of capital	—	—	(.07)	—	—	—

Total distributions	—	(.03)	(.15)	—	—	—

Net asset value, end of period	$62.01	$78.70	$56.58	$42.92	$65.38	$53.12

Total Return[c]	(21.21)%	39.18%	32.14%	(34.35)%	23.08%	2.11%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,001	$39,650	$23,483	$20,452	$26,319	$23,486

Ratios to average net assets:
Net investment loss	(1.08)%	(1.37)%	(1.81)%	(1.43)%	(1.60)%	(1.00)%
Total expenses	2.27%	2.28%	2.28%	2.27%	2.27%	2.26%

Portfolio turnover rate	122%	322%	383%	245%	203%	259%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

86 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2011
RETAILING FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers (“Retailing Companies”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 21, 1998
A-Class	September 1, 2004
C-Class	May 9, 2001

Ten Largest Holdings
(% of Total Net Assets)

Wal-Mart Stores, Inc.	7.2%
Amazon.com, Inc.	5.7%
Home Depot, Inc.	3.9%
CVS Caremark Corp.	3.6%
Costco Wholesale Corp.	3.4%
Target Corp.	3.2%
Walgreen Co.	2.6%
TJX Companies, Inc.	2.6%
Lowe’s Companies, Inc.	2.5%
Priceline.com, Inc.	2.4%

Top Ten Total	37.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX | SGI series funds semi-annual report | 87

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
RETAILING FUND

	Shares	Value

COMMON STOCKS† - 99.6%

APPAREL RETAIL - 18.3%
TJX Companies, Inc.	4,735	$262,651
Limited Brands, Inc.	5,037	193,975
Ross Stores, Inc.	2,189	172,252
The Gap, Inc.	9,809	159,298
Abercrombie & Fitch Co. — Class A	1,996	122,874
Foot Locker, Inc.	4,593	92,273
Urban Outfitters, Inc.*	4,079	91,043
American Eagle Outfitters, Inc.	6,820	79,930
Guess?, Inc.	2,690	76,638
DSW, Inc. — Class A	1,655	76,428
Ascena Retail Group, Inc.*	2,723	73,712
Buckle, Inc.	1,853	71,266
Chico’s FAS, Inc.	6,076	69,449
Childrens Place Retail Stores, Inc.*	1,334	62,071
Jos A. Bank Clothiers, Inc.*	1,301	60,666
Men’s Wearhouse, Inc.	2,193	57,193
ANN, Inc.*	2,457	56,118
Finish Line, Inc. — Class A	2,793	55,832
Aeropostale, Inc.*	3,775	40,808

Total Apparel Retail		1,874,477

INTERNET RETAIL - 10.7%
Amazon.com, Inc.*	2,633	569,334
Priceline.com, Inc.	548	246,304
Expedia, Inc.	5,361	138,046
Netflix, Inc.*	765	86,567
Shutterfly, Inc.*	1,338	55,099

Total Internet Retail		1,095,350

HYPERMARKETS & SUPER CENTERS - 10.6%
Wal-Mart Stores, Inc.	14,410	747,880
Costco Wholesale Corp.	4,187	343,836

Total Hypermarkets & Super Centers		1,091,716

SPECIALTY STORES - 10.5%
Staples, Inc.	12,340	164,122
Tiffany & Co.	2,263	137,636
PetSmart, Inc.	2,832	120,785
Tractor Supply Co.	1,831	114,529
Dick’s Sporting Goods, Inc.*	3,227	107,975
Ulta Salon Cosmetics & Fragrance, Inc.	1,725	107,347
Sally Beauty Holdings, Inc.*	5,751	95,467
Signet Jewelers Ltd.	2,456	83,013
Cabela’s, Inc.*	2,509	51,409
Hibbett Sports, Inc.*	1,460	49,479
Barnes & Noble, Inc.	3,333	39,429

Total Specialty Stores		1,071,191

DEPARTMENT STORES - 9.0%
Kohl’s Corp.	4,079	200,280
Macy’s, Inc.	6,838	179,976
Nordstrom, Inc.	3,761	171,802
JC Penney Company, Inc.	4,698	125,812
Sears Holdings Corp.*	1,780	102,386
Dillard’s, Inc. — Class A	1,779	77,351
Saks, Inc.*	6,907	60,436

Total Department Stores		918,043

GENERAL MERCHANDISE STORES - 8.6%
Target Corp.	6,644	325,822
Dollar Tree, Inc.*	2,385	179,137
Dollar General Corp.*	3,757	141,864
Family Dollar Stores, Inc.	2,707	137,678
Big Lots, Inc.*	2,688	93,623

Total General Merchandise Stores		878,124

AUTOMOTIVE RETAIL - 7.7%
AutoZone, Inc.*	676	215,773
O’Reilly Automotive, Inc.*	2,633	175,437
Advance Auto Parts, Inc.	2,051	119,163
AutoNation, Inc.*	3,517	115,287
CarMax, Inc.*	4,647	110,831
Group 1 Automotive, Inc.	1,344	47,779

Total Automotive Retail		784,270

HOME IMPROVEMENT RETAIL - 6.4%
Home Depot, Inc.	11,913	391,580
Lowe’s Companies, Inc.	13,485	260,800

Total Home Improvement Retail		652,380

DRUG RETAIL - 6.2%
CVS Caremark Corp.	10,814	363,134
Walgreen Co.	8,125	267,231

Total Drug Retail		630,365

HOMEFURNISHING RETAIL - 4.2%
Bed Bath & Beyond, Inc.*	3,687	211,301
Williams-Sonoma, Inc.	2,992	92,124
Aaron’s, Inc.	3,009	75,977
Pier 1 Imports, Inc.*	5,611	54,876

Total Homefurnishing Retail		434,278

COMPUTER & ELECTRONICS RETAIL - 3.5%
Best Buy Company, Inc.	6,229	145,136
GameStop Corp. — Class A*	4,113	95,010
Rent-A-Center, Inc. — Class A	2,242	61,543
RadioShack Corp.	5,078	59,006

Total Computer & Electronics Retail		360,695

DISTRIBUTORS - 2.4%
Genuine Parts Co.	3,013	153,061
LKQ Corp.*	3,701	89,416

Total Distributors		242,477

88 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2011
RETAILING FUND

	Shares	Value

CATALOG RETAIL — 1.5%
Liberty Interactive Corp. — Class A*	10,523	$155,425

Total Common Stocks (Cost $8,230,528)		10,188,791

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.6%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$60,723	60,723

Total Repurchase Agreement (Cost $60,723)		60,723

Total Investments - 100.2% (Cost $8,291,251)		$10,249,514

Liabilities, Less Other Assets — (0.2)%		(15,806)

Total Net Assets — 100.0%		$10,233,708

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 89

RETAILING FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $8,230,528)	$10,188,791
Repurchase agreements, at value (cost $60,723)	60,723
Receivables:
Securities sold	498,304
Fund shares sold	407,360
Dividends	8,441

Total assets	11,163,619

Liabilities:
Payable for:
Fund shares redeemed	903,301
Management fees	9,463
Transfer agent and administrative fees	2,783
Distribution and service fees	2,749
Portfolio accounting fees	1,113
Miscellaneous	10,502

Total liabilities	929,911

Net assets	$10,233,708

Net assets consist of:
Paid in capital	$14,948,708
Accumulated net investment loss	(3,027)
Accumulated net realized loss on investments	(6,670,236)
Net unrealized appreciation on investments	1,958,263

Net assets	$10,233,708

Investor Class:
Net assets	$7,644,055
Capital shares outstanding	555,929
Net asset value per share	$13.75

Advisor Class:
Net assets	$1,218,553
Capital shares outstanding	93,683
Net asset value per share	$13.01

A-Class:
Net assets	$296,725
Capital shares outstanding	22,424
Net asset value per share	$13.23

Maximum offering price per share
(Net asset value divided by 95.25%)	$13.89

C-Class:
Net assets	$1,074,375
Capital shares outstanding	86,785
Net asset value per share	$12.38

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends	$64,355
Interest	7

Total investment income	64,362

Expenses:
Management fees	44,375
Transfer agent and administrative fees	13,051
Distribution and Service fees:
Advisor Class	3,556
A-Class	446
C-Class	7,928
Portfolio accounting fees	5,220
Trustees’ fees*	418
Miscellaneous	8,437

Total expenses	83,431

Net investment loss	(19,069)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,117,603)

Net realized loss	(1,117,603)

Net change in unrealized appreciation (depreciation) on:
Investments	(646,753)

Net change in unrealized appreciation (depreciation)	(646,753)

Net realized and unrealized loss	(1,764,356)

Net decrease in net assets resulting from operations	$(1,783,425)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

90 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

RETAILING FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(19,069)	$16,042
Net realized gain (loss) on investments	(1,117,603)	836,451
Net change in unrealized appreciation (depreciation) on investments	(646,753)	(384,162)

Net increase (decrease) in net assets resulting from operations	(1,783,425)	468,331

Distributions to shareholders from:
Net investment income
Investor Class	—	(35,479)
Advisor Class	—	(1,353)
A-Class	—	(9,855)
C-Class	—	(3,390)

Total distributions to shareholders	—	(50,077)

Capital share transactions:
Proceeds from sale of shares
Investor Class	62,783,442	112,945,561
Advisor Class	16,172,467	26,751,400
A-Class	629,865	8,381,272
C-Class	23,628,023	65,235,224
Distributions reinvested
Investor Class	—	34,766
Advisor Class	—	1,339
A-Class	—	821
C-Class	—	1,554
Cost of shares redeemed
Investor Class	(57,698,282)	(121,601,948)
Advisor Class	(16,055,331)	(27,523,161)
A-Class	(825,772)	(8,427,176)
C-Class	(25,198,856)	(64,150,957)

Net increase (decrease) from capital share transactions	3,435,556	(8,351,305)

Net increase (decrease) in net assets	1,652,131	(7,933,051)
Net assets:
Beginning of period	8,581,577	16,514,628

End of period	$10,233,708	$8,581,577

Accumulated/(Undistributed) net investment income/(loss) at end of period	$(3,027)	$16,042

Capital share activity:
Shares sold
Investor Class	4,188,440	8,649,369
Advisor Class	1,157,895	2,198,130
A-Class	44,295	661,053
C-Class	1,776,970	5,633,007
Shares issued from reinvestment of distributions
Investor Class	—	2,489
Advisor Class	—	101
A-Class	—	61
C-Class	—	122
Shares redeemed
Investor Class	(3,890,156)	(9,340,211)
Advisor Class	(1,177,990)	(2,278,060)
A-Class	(58,442)	(656,603)
C-Class	(1,894,027)	(5,575,994)

Net increase (decrease) in shares	146,985	(706,536)

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 91

RETAILING FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$14.66	$12.75	$8.58	$11.54	$14.47	$13.48

Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	.05	.03	(.01)	(.04)	(.06)
Net gain (loss) on investments (realized and unrealized)	(.90)	1.89	4.14	(2.95)	(2.89)	1.05

Total from investment operations	(.91)	1.94	4.17	(2.96)	(2.93)	.99

Less distributions from:
Net investment income	—	(.03)	—	—	—	—

Total distributions	—	(.03)	—	—	—	—

Net asset value, end of period	$13.75	$14.66	$12.75	$8.58	$11.54	$14.47

Total Return[c]	(6.21%)	15.20%	48.60%	(25.65%)	(20.25%)	7.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,644	$3,776	$12,060	$84,894	$3,152	$4,033

Ratios to average net assets:
Net investment income (loss)	(0.13%)	0.34%	0.28%	(0.14%)	(0.27%)	(0.45%)
Total expenses	1.37%	1.39%	1.38%	1.32%	1.37%	1.36%

Portfolio turnover rate	577%	1,062%	1,049%	461%	1,205%	952%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$13.91	$12.14	$8.20	$11.10	$13.97	$13.07

Income (loss) from investment operations:
Net investment loss[b]	(.05)	(.07)	(.06)	(.02)	(.12)	(.10)
Net gain (loss) on investments (realized and unrealized)	(.85)	1.87	4.00	(2.88)	(2.75)	1.00

Total from investment operations	(.90)	1.80	3.94	(2.90)	(2.87)	.90

Less distributions from:
Net investment income	—	(.03)	—	—	—	—

Total distributions	—	(.03)	—	—	—	—

Net asset value, end of period	$13.01	$13.91	$12.14	$8.20	$11.10	$13.97

Total Return[c]	(6.47%)	14.81%	48.05%	(26.13%)	(20.54%)	6.89%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,219	$1,583	$2,350	$901	$800	$2,791

Ratios to average net assets:
Net investment loss	(0.71%)	(0.58%)	(0.57%)	(0.26%)	(0.89%)	(0.73%)
Total expenses	1.87%	1.89%	1.87%	1.88%	1.87%	1.86%

Portfolio turnover rate	577%	1,062%	1,049%	461%	1,205%	952%

92 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

RETAILING FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$14.14	$12.31	$8.30	$11.18	$14.04	$13.10

Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	.18	(.01)	(.02)	(.10)	(.07)
Net gain (loss) on investments (realized and unrealized)	(.89)	1.68	4.02	(2.86)	(2.76)	1.01

Total from investment operations	(.91)	1.86	4.01	(2.88)	(2.86)	.94

Less distributions from:
Net investment income	—	(.03)	—	—	—	—

Total distributions	—	(.03)	—	—	—	—

Net asset value, end of period	$13.23	$14.14	$12.31	$8.30	$11.18	$14.04

Total Return[c]	(6.44%)	15.09%	48.31%	(25.76%)	(20.37%)	7.18%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$297	$517	$395	$49	$101	$385

Ratios to average net assets:
Net investment income (loss)	(0.27%)	1.42%	(0.12%)	(0.17%)	(0.73%)	(0.54%)
Total expenses	1.62%	1.64%	1.62%	1.63%	1.63%	1.57%

Portfolio turnover rate	577%	1,062%	1,049%	461%	1,205%	952%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$13.27	$11.65	$7.92	$10.76	$13.62	$12.80

Income (loss) from investment operations:
Net investment loss[b]	(.08)	(.11)	(.10)	(.07)	(.17)	(.15)
Net gain (loss) on investments (realized and unrealized)	(.81)	1.76	3.83	(2.77)	(2.69)	.97

Total from investment operations	(.89)	1.65	3.73	(2.84)	(2.86)	.82

Less distributions from:
Net investment income	—	(.03)	—	—	—	—

Total distributions	—	(.03)	—	—	—	—

Net asset value, end of period	$12.38	$13.27	$11.65	$7.92	$10.76	$13.62

Total Return[c]	(6.71%)	14.14%	47.10%	(26.39%)	(21.00%)	6.41%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,074	$2,705	$1,709	$1,008	$1,291	$2,650

Ratios to average net assets:
Net investment loss	(1.12%)	(0.96%)	(1.08%)	(0.76%)	(1.36%)	(1.17%)
Total expenses	2.37%	2.39%	2.38%	2.38%	2.37%	2.34%

Portfolio turnover rate	577%	1,062%	1,049%	461%	1,205%	952%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 93

FUND PROFILE (Unaudited)	September 30, 2011
TECHNOLOGY FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 14, 1998
Advisor Class	April 29, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001

Ten Largest Holdings
(% of Total Net Assets)
Apple, Inc.	5.4%
International Business Machines Corp.	4.0%
Microsoft Corp.	3.8%
Google, Inc. — Class A	3.5%
Oracle Corp.	3.1%
Intel Corp.	2.9%
Cisco Systems, Inc.	2.6%
QUALCOMM, Inc.	2.3%
Visa, Inc. — Class A	2.0%
Mastercard, Inc. — Class A	1.7%

Top Ten Total	31.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
94 | the RYDEX | SGI series funds semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
TECHNOLOGY FUND

	Shares	Value

COMMON STOCKS† - 99.4%

SEMICONDUCTORS - 14.9%
Intel Corp.	15,014	$320,248
Texas Instruments, Inc.	5,856	156,061
Broadcom Corp. — Class A	3,902	129,897
Taiwan Semiconductor Manufacturing Company Ltd. ADR	10,064	115,031
Marvell Technology Group Ltd.*	6,322	91,858
ARM Holdings plc ADR	3,502	89,301
Analog Devices, Inc.	2,710	84,688
Avago Technologies Ltd.	2,502	81,991
Altera Corp.	2,596	81,852
NVIDIA Corp.*	6,274	78,425
Maxim Integrated Products, Inc.	3,282	76,569
Xilinx, Inc.	2,658	72,936
Linear Technology Corp.	2,580	71,337
Microchip Technology, Inc.	2,089	64,989
Micron Technology, Inc.*	11,395	57,431
Atmel Corp.*	5,510	44,466
Trina Solar Ltd. ADR*	5,086	30,923
LDK Solar Company Ltd. ADR*	8,905	27,784

Total Semiconductors		1,675,787

INTERNET SOFTWARE & SERVICES - 13.1%
Google, Inc. — Class A	782	402,246
eBay, Inc.*	6,209	183,104
Baidu, Inc. ADR*	1,529	163,465
Sina Corp.*	1,840	131,762
Yahoo!, Inc.*	9,207	121,164
Sohu.com, Inc.*	1,572	75,770
LinkedIn Corp. — Class A*	970	75,738
VeriSign, Inc.	2,245	64,229
Equinix, Inc.*	680	60,404
Rackspace Hosting, Inc.*	1,700	58,038
Renren, Inc. ADR*	10,250	52,275
Youku.com, Inc. ADR	3,080	50,389
Akamai Technologies, Inc.*	2,445	48,607

Total Internet Software & Services		1,487,191

SYSTEMS SOFTWARE - 12.8%
Microsoft Corp.	17,550	436,821
Oracle Corp.	12,192	350,398
VMware, Inc. — Class A*	2,016	162,046
Symantec Corp.*	6,171	100,587
Check Point Software Technologies Ltd.*	1,890	99,716
CA, Inc.	4,622	89,713
Red Hat, Inc.*	2,027	85,661
BMC Software, Inc.*	1,761	67,904
Rovi Corp.*	1,384	59,484

Total Systems Software		1,452,330

COMMUNICATIONS EQUIPMENT - 12.7%
Cisco Systems, Inc.	18,953	293,583
QUALCOMM, Inc.	5,242	254,918
Motorola Mobility Holdings, Inc.*	3,698	139,710
Motorola Solutions, Inc.	2,733	114,513
Nokia Oyj ADR	19,456	110,121
Research In Motion Ltd.*	4,313	87,554
Juniper Networks, Inc.*	4,055	69,989
Telefonaktiebolaget LM Ericsson ADR	7,315	69,858
F5 Networks, Inc.*	832	59,114
Harris Corp.	1,702	58,157
Alcatel-Lucent ADR*	19,560	55,355
Polycom, Inc.*	2,320	42,618
Acme Packet, Inc.*	1,000	42,590
Riverbed Technology, Inc.	1,960	39,122

Total Communications Equipment		1,437,202

COMPUTER HARDWARE - 12.2%
Apple, Inc.*	1,596	608,363
International Business Machines Corp.	2,598	454,728
Hewlett-Packard Co.	7,599	170,598
Dell, Inc.	10,527	148,957

Total Computer Hardware		1,382,646

DATA PROCESSING & OUTSOURCED SERVICES - 9.1%
Visa, Inc. — Class A	2,808	240,701
Mastercard, Inc. — Class A	637	202,031
Automatic Data Processing, Inc.	3,015	142,157
Paychex, Inc.	3,383	89,210
Western Union Co.	5,624	85,991
Fidelity National Information Services, Inc.	3,144	76,462
Fiserv, Inc.*	1,488	75,546
Alliance Data Systems Corp.*	717	66,466
Computer Sciences Corp.	2,016	54,130

Total Data Processing & Outsourced Services		1,032,694

APPLICATION SOFTWARE - 5.8%
Intuit, Inc.	2,410	114,330
Salesforce.com, Inc.*	931	106,395
Adobe Systems, Inc.*	3,918	94,698
SAP AG ADR	1,758	88,990
Citrix Systems, Inc.*	1,511	82,395
Autodesk, Inc.*	2,378	66,061
Informatica Corp. — Class A	1,320	54,054
TIBCO Software, Inc.*	2,310	51,721

Total Application Software		658,644

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 95

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2011
TECHNOLOGY FUND

	Shares	Value

IT CONSULTING & OTHER SERVICES - 4.7%
Accenture plc — Class A	3,357	$176,847
Infosys Ltd. ADR	2,872	146,673
Cognizant Technology Solutions Corp. — Class A*	1,980	124,146
Teradata Corp.*	1,665	89,127

Total IT Consulting & Other Services		536,793

COMPUTER STORAGE & PERIPHERALS - 4.2%
EMC Corp.	8,585	180,199
SanDisk Corp.*	2,363	95,347
NetApp, Inc.*	2,629	89,228
Western Digital Corp.*	2,472	63,580
Seagate Technology plc	4,993	51,328

Total Computer Storage & Peripherals		479,682

SEMICONDUCTOR EQUIPMENT - 2.9%
Applied Materials, Inc.	9,905	102,516
ASML Holding N.V. — Class G ADR	2,779	95,987
KLA-Tencor Corp.	1,938	74,187
Lam Research Corp.*	1,614	61,300

Total Semiconductor Equipment		333,990

HOME ENTERTAINMENT SOFTWARE - 1.7%
Activision Blizzard, Inc.	9,740	115,906
Electronic Arts, Inc.*	3,653	74,704

Total Home Entertainment Software		190,610

ELECTRONIC COMPONENTS - 1.7%
Corning, Inc.	9,400	116,184
Amphenol Corp. — Class A	1,801	73,427

Total Electronic Components		189,611

ELECTRONIC MANUFACTURING SERVICES - 1.4%
TE Connectivity Ltd.	3,387	95,310
Flextronics International Ltd.*	10,731	60,416

Total Electronic Manufacturing Services		155,726

OFFICE ELECTRONICS - 0.7%
Xerox Corp.	11,520	80,294

TECHNOLOGY DISTRIBUTORS - 0.5%
Avnet, Inc.*	2,171	56,620

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
FLIR Systems, Inc.	2,157	54,033

ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
First Solar, Inc.*	810	51,200

Total Common Stocks (Cost $6,569,997)		11,255,053

Total Investments - 99.4% (Cost $6,569,997)		$11,255,053

Cash & Other Assets, Less Liabilities — 0.6%		67,643

Total Net Assets — 100.0%		$11,322,696

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

96 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

TECHNOLOGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $6,569,997)	$11,255,053
Receivables:
Fund shares sold	468,940
Securities sold	271,615
Dividends	4,131

Total assets	11,999,739

Liabilities:
Overdraft due to custodian bank	42,264
Payable for:
Fund shares redeemed	597,605
Management fees	8,627
Distribution and service fees	2,541
Transfer agent and administrative fees	2,538
Portfolio accounting fees	1,015
Miscellaneous	22,453

Total liabilities	677,043

Net assets	$11,322,696

Net assets consist of:
Paid in capital	$24,648,505
Undistributed net investment income	3,035
Accumulated net realized loss on investments	(18,013,900)
Net unrealized appreciation on investments	4,685,056

Net assets	$11,322,696

Investor Class:
Net assets	$6,625,319
Capital shares outstanding	589,246
Net asset value per share	$11.24

Advisor Class:
Net assets	$1,602,347
Capital shares outstanding	151,628
Net asset value per share	$10.57

A-Class:
Net assets	$971,932
Capital shares outstanding	90,876
Net asset value per share	$10.69

Maximum offering price per share (Net asset value divided by 95.25%)	$11.22

C-Class:
Net assets	$2,123,098
Capital shares outstanding	208,601
Net asset value per share	$10.18

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $5,708)	$265,432
Interest	18

Total investment income	265,450

Expenses:
Management fees	148,077
Transfer agent and administrative fees	43,552
Distribution and Service fees:
Advisor Class	8,692
A-Class	1,797
C-Class	12,721
Portfolio accounting fees	17,421
Registration fees	13,296
Trustees’ fees*	2,025
Miscellaneous	14,834

Total expenses	262,415

Net investment income	3,035

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,074,912

Net realized gain	2,074,912

Net change in unrealized appreciation (depreciation) on:
Investments	(7,552,651)

Net change in unrealized appreciation (depreciation)	(7,552,651)

Net realized and unrealized loss	(5,477,739)

Net decrease in net assets resulting from operations	$(5,474,704)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 97

TECHNOLOGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$3,035	$(294,384)
Net realized gain on investments	2,074,912	6,855,354
Net change in unrealized appreciation (depreciation) on investments	(7,552,651)	(3,631,811)

Net increase (decrease) in net assets resulting from operations	(5,474,704)	2,929,159

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	77,234,017	135,813,468
Advisor Class	2,854,058	28,472,116
A-Class	839,350	4,442,948
C-Class	34,077,082	88,193,972
Cost of shares redeemed
Investor Class	(101,977,668)	(139,967,215)
Advisor Class	(7,058,476)	(40,011,196)
A-Class	(1,349,573)	(6,872,533)
C-Class	(34,137,661)	(89,700,251)

Net decrease from capital share transactions	(29,518,871)	(19,628,691)

Net decrease in net assets	(34,993,575)	(16,699,532)
Net assets:
Beginning of period	46,316,271	63,015,803

End of period	$11,322,696	$46,316,271

Undistributed net investment income at end of period	$3,035	$—

Capital share activity:
Shares sold
Investor Class	5,639,731	10,630,438
Advisor Class	226,315	2,464,584
A-Class	65,885	365,677
C-Class	2,863,540	7,895,392
Shares redeemed
Investor Class	(7,591,392)	(11,196,482)
Advisor Class	(574,644)	(3,541,746)
A-Class	(104,970)	(578,302)
C-Class	(2,861,266)	(8,025,633)

Net decrease in shares	(2,336,801)	(1,986,072)

98 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$13.94	$12.03	$7.70	$11.77	$12.53	$12.35

Income (loss) from investment operations:
Net investment income (loss)[b]	.02	(.06)	(.05)	(.03)	(.10)	(.11)
Net gain (loss) on investments (realized and unrealized)	(2.72)	1.97	4.38	(4.04)	(.66)	.29

Total from investment operations	(2.70)	1.91	4.33	(4.07)	(.76)	.18

Net asset value, end of period	$11.24	$13.94	$12.03	$7.70	$11.77	$12.53

Total Return[c]	(19.37%)	15.88%	56.23%	(34.58%)	(6.07%)	1.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,625	$35,408	$37,391	$11,601	$9,916	$14,274

Ratios to average net assets:
Net investment income (loss)	0.24%	(0.48%)	(0.52%)	(0.29%)	(0.72%)	(0.91%)
Total expenses	1.37%	1.39%	1.38%	1.37%	1.37%	1.36%

Portfolio turnover rate	257%	393%	335%	564%	694%	684%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$13.13	$11.39	$7.32	$11.27	$12.05	$11.94

Income (loss) from investment operations:
Net investment loss[b]	(.04)	(.11)	(.11)	(.05)	(.15)	(.16)
Net gain (loss) on investments (realized and unrealized)	(2.52)	1.85	4.18	(3.90)	(.63)	.27

Total from investment operations	(2.56)	1.74	4.07	(3.95)	(.78)	.11

Net asset value, end of period	$10.57	$13.13	$11.39	$7.32	$11.27	$12.05

Total Return[c]	(19.50%)	15.28%	55.60%	(35.05%)	(6.47%)	0.92%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,602	$6,565	$17,969	$1,914	$2,077	$4,807

Ratios to average net assets:
Net investment loss	(0.58%)	(0.94%)	(1.04%)	(0.53%)	(1.16%)	(1.41%)
Total expenses	1.87%	1.88%	1.87%	1.87%	1.88%	1.86%

Portfolio turnover rate	257%	393%	335%	564%	694%	684%

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 99

TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$13.28	$11.49	$7.37	$11.32	$12.09	$11.95

Income (loss) from investment operations:
Net investment loss[b]	(.03)	(.09)	(.08)	(.04)	(.11)	(.14)
Net gain (loss) on investments (realized and unrealized)	(2.56)	1.88	4.20	(3.91)	(.66)	.28

Total from investment operations	(2.59)	1.79	4.12	(3.95)	(.77)	.14

Net asset value, end of period	$10.69	$13.28	$11.49	$7.37	$11.32	$12.09

Total Return[c]	(19.50%)	15.58%	55.90%	(34.89%)	(6.37%)	1.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$972	$1,725	$3,936	$1,669	$546	$278

Ratios to average net assets:
Net investment loss	(0.48%)	(0.73%)	(0.78%)	(0.41%)	(0.86%)	(1.18%)
Total expenses	1.62%	1.64%	1.63%	1.63%	1.60%	1.61%

Portfolio turnover rate	257%	393%	335%	564%	694%	684%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$12.69	$11.05	$7.14	$11.04	$11.87	$11.81

Income (loss) from investment operations:
Net investment loss[b]	(.08)	(.17)	(.14)	(.12)	(.21)	(.22)
Net gain (loss) on investments (realized and unrealized)	(2.43)	1.81	4.05	(3.78)	(.62)	.28

Total from investment operations	(2.51)	1.64	3.91	(3.90)	(.83)	.06

Net asset value, end of period	$10.18	$12.69	$11.05	$7.14	$11.04	$11.87

Total Return[c]	(19.78%)	14.84%	54.76%	(35.33%)	(6.99%)	0.51%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,123	$2,618	$3,719	$1,335	$2,448	$1,538

Ratios to average net assets:
Net investment loss	(1.26%)	(1.53%)	(1.49%)	(1.24%)	(1.67%)	(1.91%)
Total expenses	2.37%	2.39%	2.38%	2.38%	2.35%	2.35%

Portfolio turnover rate	257%	393%	335%	564%	694%	684%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

100 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2011
TELECOMMUNICATIONS FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment (“Telecommunications Companies”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001

Ten Largest Holdings
(% of Total Net Assets)

AT&T, Inc.	8.6%
Vodafone Group plc ADR	7.6%
Verizon Communications, Inc.	6.9%
Cisco Systems, Inc.	6.3%
QUALCOMM, Inc.	5.6%
American Tower Corp. — Class A	3.1%
Motorola Mobility Holdings, Inc.	3.0%
CenturyLink, Inc.	2.8%
Motorola Solutions, Inc.	2.5%
Crown Castle International Corp.	2.3%

Top Ten Total	48.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX | SGI series funds semi-annual report | 101

SCHEDULE OF INVESTMENTS(Unaudited)	September 30, 2011
TELECOMMUNICATIONS FUND

	Shares	Value

COMMON STOCKS† - 99.5%

COMMUNICATIONS EQUIPMENT - 41.0%
Cisco Systems, Inc.	17,054	$264,166
QUALCOMM, Inc.	4,716	229,339
Motorola Mobility Holdings, Inc.*	3,325	125,619
Motorola Solutions, Inc.	2,454	102,823
Nokia Oyj ADR	13,940	78,900
Research In Motion Ltd.*	3,877	78,703
Juniper Networks, Inc.*	3,649	62,982
F5 Networks, Inc.*	744	52,861
Harris Corp.	1,536	52,485
InterDigital, Inc.	895	41,689
Telefonaktiebolaget LM Ericsson ADR	4,245	40,540
Polycom, Inc.*	2,089	38,375
Acme Packet, Inc.*	899	38,288
Alcatel-Lucent ADR*	12,954	36,660
Finisar Corp.*	2,017	35,378
Riverbed Technology, Inc.	1,759	35,110
Aruba Networks, Inc.*	1,650	34,502
JDS Uniphase Corp.*	3,405	33,948
Brocade Communications Systems, Inc.*	7,638	32,996
ADTRAN, Inc.	1,118	29,582
Arris Group, Inc.*	2,764	28,469
Plantronics, Inc.	1,000	28,450
Infinera Corp.*	3,250	25,090
Ciena Corp.*	2,121	23,755
Comtech Telecommunications Corp.	845	23,736
Netgear, Inc.*	806	20,867
Blue Coat Systems, Inc.*	1,247	17,308
Emulex Corp.*	2,670	17,088
Viasat, Inc.*	483	16,089
Tekelec*	2,471	14,925
DG FastChannel, Inc.*	823	13,950
Harmonic, Inc.*	2,805	11,949
Calix, Inc.*	1,047	8,167

Total Communications Equipment		1,694,789

INTEGRATED TELECOMMUNICATION SERVICES - 29.2%
AT&T, Inc.	12,336	351,822
Verizon Communications, Inc.	7,772	286,009
CenturyLink, Inc.	3,468	114,860
Windstream Corp.	5,582	65,086
Frontier Communications Corp.	9,897	60,471
China Unicom Hong Kong Ltd. ADR	2,833	57,793
BCE, Inc.	1,341	50,234
Telefonica S.A. ADR	2,596	49,636
Chunghwa Telecom Company Ltd. ADR	1,413	46,629
Telefonos de Mexico SAB de CV ADR	3,084	46,106
KT Corp. ADR	2,743	40,542
Tele Norte Leste Participacoes S.A. ADR	3,563	33,955

Total Integrated Telecommunication Services		1,203,143

WIRELESS TELECOMMUNICATION SERVICES - 27.1%
Vodafone Group plc ADR	12,409	318,290
American Tower Corp. — Class A*	2,432	130,842
Crown Castle International Corp.*	2,340	95,168
America Movil SAB de CV ADR	3,840	84,787
China Mobile Ltd. ADR	1,493	72,724
Sprint Nextel Corp.*	21,112	64,180
SBA Communications Corp. — Class A*	1,515	52,237
SK Telecom Company Ltd. ADR	3,575	50,300
NII Holdings, Inc.*	1,789	48,214
Tim Participacoes S.A. ADR	1,922	45,282
Mobile Telesystems OJSC ADR	3,442	42,337
VimpelCom Ltd. ADR	4,200	40,026
MetroPCS Communications, Inc.*	4,036	35,154
Telephone & Data Systems, Inc.	1,214	25,798
Leap Wireless International, Inc.*	2,014	13,897

Total Wireless Telecommunication Services		1,119,236

ALTERNATIVE CARRIERS - 2.2%
tw telecom, Inc. — Class A*	2,269	37,485
AboveNet, Inc.	564	30,230
Global Crossing Ltd.*	1,008	24,101

Total Alternative Carriers		91,816

Total Common Stocks (Cost $3,153,781)		4,108,984

Total Investments - 99.5% (Cost $3,153,781)		$4,108,984

Cash & Other Assets, Less Liabilities — 0.5%		19,747

Total Net Assets — 100.0%		$4,128,731

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

102 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

TELECOMMUNICATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES(Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $3,153,781)	$4,108,984
Receivables:
Fund shares sold	829,183
Dividends	3,272

Total assets	4,941,439

Liabilities:
Overdraft due to custodian bank	19,082
Payable for:
Securities purchased	782,357
Management fees	2,860
Distribution and service fees	933
Transfer agent and administrative fees	841
Portfolio accounting fees	336
Miscellaneous	6,299

Total liabilities	812,708

Net Assets	$4,128,731

Net assets consist of:
Paid in capital	$7,893,978
Undistributed net investment income	222,095
Accumulated net realized loss on investments	(4,942,545)
Net unrealized appreciation on investments	955,203

Net assets	$4,128,731

Investor Class:
Net assets	$2,037,761
Capital shares outstanding	165,391
Net asset value per share	$12.32

Advisor Class:
Net assets	$193,662
Capital shares outstanding	16,793
Net asset value per share	$11.53

A-Class:
Net assets	$536,204
Capital shares outstanding	45,891
Net asset value per share	$11.68

Maximum offering price per share (Net asset value divided by 95.25%)	$12.26

C-Class:
Net assets	$1,361,104
Capital shares outstanding	122,969
Net asset value per share	$11.07

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $4,704)	$217,042
Interest	3

Total investment income	217,045

Expenses:
Management fees	41,388
Transfer agent and administrative fees	12,173
Distribution and Service fees:
Advisor Class	1,145
A-Class	873
C-Class	6,876
Portfolio accounting fees	4,869
Registration fees	4,270
Trustees’ fees*	742
Miscellaneous	3,585

Total expenses	75,921

Net investment income	141,124

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	306,772

Net realized gain	306,772

Net change in unrealized appreciation (depreciation) on:
Investments	(2,590,031)

Net change in unrealized appreciation (depreciation)	(2,590,031)

Net realized and unrealized loss	(2,283,259)

Net decrease in net assets resulting from operations	$(2,142,135)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 103

TELECOMMUNICATIONS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$141,124	$80,971
Net realized gain on investments	306,772	588,234
Net change in unrealized appreciation (depreciation) on investments	(2,590,031)	1,503,267

Net increase (decrease) in net assets resulting from operations	(2,142,135)	2,172,472

Distributions to shareholders from:
Net investment income
Investor Class	—	(67,481)
Advisor Class	—	(5,275)
A-Class	—	(4,577)
C-Class	—	(18,522)

Total distributions to shareholders	—	(95,855)

Capital share transactions:
Proceeds from sale of shares
Investor Class	25,388,208	134,026,357
Advisor Class	1,824,297	14,787,230
A-Class	1,403,275	3,138,157
C-Class	39,915,879	101,895,836
Distributions reinvested
Investor Class	—	66,267
Advisor Class	—	4,612
A-Class	—	4,413
C-Class	—	16,598
Cost of shares redeemed
Investor Class	(69,978,589)	(92,550,806)
Advisor Class	(2,193,723)	(14,584,997)
A-Class	(1,389,862)	(3,561,229)
C-Class	(41,077,437)	(100,130,077)

Net increase (decrease) from capital share transactions	(46,107,952)	43,112,361

Net increase (decrease) in net assets	(48,250,087)	45,188,978
Net assets:
Beginning of period	52,378,818	7,189,840

End of period	$4,128,731	$52,378,818

Undistributed net investment income at end of period	$222,095	$80,971

Capital share activity:
Shares sold
Investor Class	1,692,891	9,014,851
Advisor Class	123,755	1,144,045
A-Class	110,918	239,651
C-Class	2,993,416	7,870,456
Shares issued from reinvestment of distributions
Investor Class	—	4,511
Advisor Class	—	334
A-Class	—	316
C-Class	—	1,246
Shares redeemed
Investor Class	(4,588,738)	(6,298,891)
Advisor Class	(154,124)	(1,118,811)
A-Class	(111,915)	(276,676)
C-Class	(3,074,523)	(7,758,916)

Net increase (decrease) in shares	(3,008,320)	2,822,116

104 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

TELECOMMUNICATIONS FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$15.71	$13.73	$10.29	$17.04	$19.02	$17.74

Income (loss) from investment operations:
Net investment income[b]	.28	.10	.26	.27	.12	.16
Net gain (loss) on investments (realized and unrealized)	(3.67)	1.96	3.52	(6.68)	(2.08)	1.23

Total from investment operations	(3.39)	2.06	3.78	(6.41)	(1.96)	1.39

Less distributions from:
Net investment income	—	(.08)	(.34)	(.34)	(.02)	(.11)

Total distributions	—	(.08)	(.34)	(.34)	(.02)	(.11)

Net asset value, end of period	$12.32	$15.71	$13.73	$10.29	$17.04	$19.02

Total Return[c]	(21.58%)	15.06%	36.88%	(37.55%)	(10.32%)	7.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,038	$48,089	$4,677	$4,440	$11,134	$16,699

Ratios to average net assets:
Net investment income	3.66%	0.73%	2.03%	1.92%	0.58%	0.89%
Total expenses	1.38%	1.39%	1.39%	1.39%	1.37%	1.37%

Portfolio turnover rate	353%	1,008%	867%	672%	528%	430%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$14.74	$12.94	$9.75	$16.26	$18.24	$17.10

Income (loss) from investment operations:
Net investment income (loss)[b]	.20	.03	.23	.17	(.02)	.04
Net gain (loss) on investments (realized and unrealized)	(3.41)	1.85	3.30	(6.34)	(1.94)	1.21

Total from investment operations	(3.21)	1.88	3.53	(6.17)	(1.96)	1.25

Less distributions from:
Net investment income	—	(.08)	(.34)	(.34)	(.02)	(.11)

Total distributions	—	(.08)	(.34)	(.34)	(.02)	(.11)

Net asset value, end of period	$11.53	$14.74	$12.94	$9.75	$16.26	$18.24

Total Return[c]	(21.78%)	14.59%	36.35%	(37.88%)	(10.76%)	7.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$194	$695	$279	$9,991	$835	$6,584

Ratios to average net assets:
Net investment income (loss)	2.77%	0.25%	1.94%	1.53%	(0.09%)	0.22%
Total expenses	1.87%	1.88%	1.89%	1.81%	1.88%	1.83%

Portfolio turnover rate	353%	1,008%	867%	672%	528%	430%

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 105

TELECOMMUNICATIONS FUND
FINANCIAL HIGHLIGHTS(concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$14.91	$13.07	$9.83	$16.33	$18.28	$17.15

Income (loss) from investment operations:
Net investment income[b]	.07	.14	.17	.27	.03	.05
Net gain (loss) on investments (realized and unrealized)	(3.30)	1.78	3.41	(6.43)	(1.96)	1.19

Total from investment operations	(3.23)	1.92	3.58	(6.16)	(1.93)	1.24

Less distributions from:
Net investment income	—	(.08)	(.34)	(.34)	(.02)	(.11)

Total distributions	—	(.08)	(.34)	(.34)	(.02)	(.11)

Net asset value, end of period	$11.68	$14.91	$13.07	$9.83	$16.33	$18.28

Total Return[c]	(21.66%)	14.75%	36.57%	(37.66%)	(10.57%)	7.27%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$536	$699	$1,093	$1,317	$451	$2,126

Ratios to average net assets:
Net investment income	1.02%	1.01%	1.45%	2.15%	0.13%	0.28%
Total expenses	1.62%	1.64%	1.63%	1.63%	1.61%	1.49%

Portfolio turnover rate	353%	1,008%	867%	672%	528%	430%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$14.19	$12.50	$9.48	$15.91	$17.93	$16.90

Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	(.01)	.10	.13	(.10)	(.06)
Net gain (loss) on investments (realized and unrealized)	(3.11)	1.78	3.26	(6.22)	(1.90)	1.20

Total from investment operations	(3.12)	1.77	3.36	(6.09)	(2.00)	1.14

Less distributions from:
Net investment income	—	(.08)	(.34)	(.34)	(.02)	(.11)

Total distributions	—	(.08)	(.34)	(.34)	(.02)	(.11)

Net asset value, end of period	$11.07	$14.19	$12.50	$9.48	$15.91	$17.93

Total Return[c]	(21.99%)	14.22%	35.59%	(38.21%)	(11.17%)	6.78%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,361	$2,896	$1,141	$1,281	$2,846	$4,763

Ratios to average net assets:
Net investment income (loss)	(0.11%)	(0.07%)	0.86%	0.99%	(0.50%)	(0.35%)
Total expenses	2.37%	2.39%	2.39%	2.42%	2.37%	2.33%

Portfolio turnover rate	353%	1,008%	867%	672%	528%	430%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

106 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited) TRANSPORTATION FUND	September 30, 2011
OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment (“Transportation Companies”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 2, 1998
Advisor Class	June 9, 1998
A-Class	September 1, 2004
C-Class	May 14, 2001

Ten Largest Holdings
(% of Total Net Assets)

United Parcel Service, Inc. — Class B	10.7%
Union Pacific Corp.	8.4%
Norfolk Southern Corp.	6.1%
FedEx Corp.	5.7%
CSX Corp.	5.6%
CH Robinson Worldwide, Inc.	4.6%
Expeditors International of Washington, Inc.	3.8%
United Continental Holdings, Inc.	3.5%
Delta Air Lines, Inc.	3.3%
Kansas City Southern	3.2%

Top Ten Total	54.9%
“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the RYDEX | SGI series funds semi-annual report | 107

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
TRANSPORTATION FUND

	Shares	Value

COMMON STOCKS† - 99.9%

RAILROADS - 28.6%
Union Pacific Corp.	5,375	$438,975
Norfolk Southern Corp.	5,332	325,359
CSX Corp.	16,004	298,795
Kansas City Southern*	3,387	169,215
Canadian National Railway Co.	2,010	133,826
Canadian Pacific Railway Ltd.	1,738	83,580
Genesee & Wyoming, Inc. — Class A*	1,404	65,314

Total Railroads		1,515,064

AIR FREIGHT & LOGISTICS - 28.5%
United Parcel Service, Inc. — Class B	9,001	568,412
FedEx Corp.	4,470	302,530
CH Robinson Worldwide, Inc.	3,529	241,631
Expeditors International of Washington, Inc.	4,971	201,574
UTI Worldwide, Inc.	5,750	74,980
HUB Group, Inc. — Class A*	2,436	68,866
Atlas Air Worldwide Holdings, Inc.*	1,589	52,898

Total Air Freight & Logistics		1,510,891

AIRLINES - 22.0%
United Continental Holdings, Inc.*	9,320	180,621
Delta Air Lines, Inc.*	23,567	176,752
Southwest Airlines Co.	20,818	167,377
Copa Holdings S.A. — Class A	1,942	118,986
Alaska Air Group, Inc.*	1,777	100,027
Ryanair Holdings plc ADR	2,893	74,495
JetBlue Airways Corp.*	17,395	71,320
US Airways Group, Inc.*	10,994	60,467
Lan Airlines S.A. ADR	2,870	59,266
TAM S.A. ADR	3,700	57,646
AMR Corp.*	19,392	57,400
Gol Linhas Aereas Inteligentes S.A. ADR	7,380	41,033

Total Airlines		1,165,390

TRUCKING - 16.7%
J.B. Hunt Transport Services, Inc.	3,892	140,578
Hertz Global Holdings, Inc.*	12,659	112,665
Landstar System, Inc.	2,478	98,030
Ryder System, Inc.	2,321	87,061
Old Dominion Freight Line, Inc.*	3,005	87,055
Werner Enterprises, Inc.	3,930	81,862
Knight Transportation, Inc.	5,468	72,779
Con-way, Inc.	2,882	63,779
Heartland Express, Inc.	3,717	50,403
Swift Transportation Co. — Class A*	7,700	49,588
Arkansas Best Corp.	2,460	39,729

Total Trucking		883,529

MARINE - 3.0%
Kirby Corp.*	2,178	114,650
Alexander & Baldwin, Inc.	1,140	41,644

Total Marine		156,294

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
Avis Budget Group, Inc.*	6,104	59,026

Total Common Stocks (Cost $3,304,550)		5,290,194

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.8%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$40,722	40,722

Total Repurchase Agreement (Cost $40,722)		40,722

Total Investments - 100.7% (Cost $3,345,272)		$5,330,916

Liabilities, Less Cash & Other Assets – (0.7)%		(38,322)

Total Net Assets – 100.0%		$5,292,594

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

108 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

TRANSPORTATION FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $3,304,550)	$5,290,194
Repurchase agreements, at value (cost $40,722)	40,722
Cash	566
Receivables:
Fund shares sold	5,243
Dividends	5,027

Total assets	5,341,752

Liabilities:
Payable for:
Fund shares redeemed	32,645
Miscellaneous	8,834
Management fees	4,431
Transfer agent and administrative fees	1,303
Distribution and service fees	1,278
Portfolio accounting fees	521
Miscellaneous	146

Total liabilities	49,158

Net assets	$5,292,594

Net assets consist of:
Paid in capital	$29,721,143
Accumulated net investment loss	(34,738)
Accumulated net realized loss on investments	(26,379,455)
Net unrealized appreciation on investments	1,985,644

Net assets	$5,292,594

Investor Class:
Net assets	$2,899,879
Capital shares outstanding	136,938
Net asset value per share	$21.17

Advisor Class:
Net assets	$341,166
Capital shares outstanding	17,492
Net asset value per share	$19.50

A-Class:
Net assets	$1,310,280
Capital shares outstanding	65,990
Net asset value per share	$19.85

Maximum offering price per share (Net asset value divided by 95.25%)	$20.84

C-Class:
Net assets	$741,269
Capital shares outstanding	38,563
Net asset value per share	$19.22

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $177)	$68,222
Interest	7

Total investment income	68,229

Expenses:
Management fees	55,225
Transfer agent and administrative fees	16,243
Distribution and Service fees:
Advisor Class	4,267
A-Class	1,712
C-Class	8,092
Portfolio accounting fees	6,497
Trustees’ fees*	563
Miscellaneous	10,368

Total expenses	102,967

Net investment loss	(34,738)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	751,086

Net realized gain	751,086

Net change in unrealized appreciation (depreciation) on:
Investments	(2,779,365)

Net change in unrealized appreciation (depreciation)	(2,779,365)

Net realized and unrealized loss	(2,028,279)

Net decrease in net assets resulting from operations	$(2,063,017)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 109

TRANSPORTATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(34,738)	$(42,640)
Net realized gain (loss) on investments	751,086	(7,140,358)
Net change in unrealized appreciation (depreciation) on investments	(2,779,365)	(334,950)

Net decrease in net assets resulting from operations	(2,063,017)	(7,517,948)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	90,056,738	228,555,205
Advisor Class	5,949,996	27,043,322
A-Class	1,107,937	7,772,436
C-Class	31,302,349	76,303,386
Cost of shares redeemed
Investor Class	(91,753,631)	(238,376,331)
Advisor Class	(7,838,841)	(26,790,951)
A-Class	(629,101)	(8,264,038)
C-Class	(32,369,539)	(77,498,784)

Net decrease from capital share transactions	(4,174,092)	(11,255,755)

Net decrease in net assets	(6,237,109)	(18,773,703)
Net assets:
Beginning of period	11,529,703	30,303,406

End of period	$5,292,594	$11,529,703

Accumulated net investment loss at end of period	$(34,738)	$—

Capital share activity:
Shares sold
Investor Class	3,307,578	9,276,996
Advisor Class	240,050	1,198,656
A-Class	43,054	337,827
C-Class	1,291,841	3,303,513
Shares redeemed
Investor Class	(3,361,656)	(10,023,188)
Advisor Class	(335,458)	(1,212,479)
A-Class	(24,440)	(372,787)
C-Class	(1,334,810)	(3,376,280)

Net decrease in shares	(173,841)	(867,742)

110 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

TRANSPORTATION FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$27.85	$23.79	$14.38	$25.21	$29.16	$28.30

Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	— [c]	(.15)	.07	.06	(.14)
Net gain (loss) on investments (realized and unrealized)	(6.63)	4.06	9.70	(10.90)	(4.01)	1.00

Total from investment operations	(6.68)	4.06	9.55	(10.83)	(3.95)	.86

Less distributions from:
Net investment income	—	—	(.14)	—	—	—

Total distributions	—	—	(.14)	—	—	—

Net asset value, end of period	$21.17	$27.85	$23.79	$14.38	$25.21	$29.16

Total Return[d]	(23.99%)	17.07%	66.51%	(42.96%)	(13.55%)	3.04%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,900	$5,320	$22,292	$20,990	$17,420	$6,635

Ratios to average net assets:
Net investment income (loss)	(0.38%)	0.02%	(0.68%)	0.33%	0.22%	(0.48%)
Total expenses	1.37%	1.38%	1.37%	1.38%	1.36%	1.36%

Portfolio turnover rate	580%	1,217%	1,073%	875%	952%	686%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$25.70	$22.05	$13.40	$23.59	$27.42	$26.75

Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.17)	(.18)	.10	(.01)	(.26)
Net gain (loss) on investments (realized and unrealized)	(6.12)	3.82	8.97	(10.29)	(3.82)	.93

Total from investment operations	(6.20)	3.65	8.79	(10.19)	(3.83)	.67

Less distributions from:
Net investment income	—	—	(.14)	—	—	—

Total distributions	—	—	(.14)	—	—	—

Net asset value, end of period	$19.50	$25.70	$22.05	$13.40	$23.59	$27.42

Total Return[d]	(24.12%)	16.55%	65.70%	(43.20%)	(13.97%)	2.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$341	$2,902	$2,795	$1,139	$5,152	$3,556

Ratios to average net assets:
Net investment income (loss)	(0.62%)	(0.74%)	(0.95%)	0.51%	(0.05%)	(0.97%)
Total expenses	1.87%	1.89%	1.88%	1.90%	1.87%	1.86%

Portfolio turnover rate	580%	1,217%	1,073%	875%	952%	686%

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 111

TRANSPORTATION FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$26.15	$22.37	$13.55	$23.81	$27.60	$26.87

Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.10)	(.04)	.08	— [c]	(.19)
Net gain (loss) on investments (realized and unrealized)	(6.24)	3.88	9.00	(10.34)	(3.79)	.92

Total from investment operations	(6.30)	3.78	8.96	(10.26)	(3.79)	.73

Less distributions from:
Net investment income	—	—	(.14)	—	—	—

Total distributions	—	—	(.14)	—	—	—

Net asset value, end of period	$19.85	$26.15	$22.37	$13.55	$23.81	$27.60

Total Return[d]	(24.09%)	16.90%	66.22%	(43.09%)	(13.73%)	2.72%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,310	$1,239	$1,842	$561	$228	$483

Ratios to average net assets:
Net investment income (loss)	(0.47%)	(0.42%)	(0.22%)	0.43%	0.00%[e]	(0.70%)
Total expenses	1.62%	1.64%	1.62%	1.67%	1.62%	1.61%

Portfolio turnover rate	580%	1,217%	1,073%	875%	952%	686%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$25.38	$21.87	$13.40	$23.70	$27.68	$27.14

Income (loss) from investment operations:
Net investment loss[b]	(.16)	(.24)	(.24)	(.16)	(.20)	(.40)
Net gain (loss) on investments (realized and unrealized)	(6.00)	3.75	8.85	(10.14)	(3.78)	.94

Total from investment operations	(6.16)	3.51	8.61	(10.30)	(3.98)	.54

Less distributions from:
Net investment income	—	—	(.14)	—	—	—

Total distributions	—	—	(.14)	—	—	—

Net asset value, end of period	$19.22	$25.38	$21.87	$13.40	$23.70	$27.68

Total Return[d]	(24.27%)	16.05%	64.35%	(43.46%)	(14.38%)	1.99%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$741	$2,069	$3,375	$2,186	$845	$4,894

Ratios to average net assets:
Net investment loss	(1.28%)	(1.04%)	(1.31%)	(0.79%)	(0.73%)	(1.47%)
Total expenses	2.37%	2.39%	2.38%	2.40%	2.38%	2.37%

Portfolio turnover rate	580%	1,217%	1,073%	875%	952%	686%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Net investment income is less than $0.01 per share.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Less than 0.01%.

112 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2011
UTILITIES FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).
Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

Investor Class	April 3, 2000
Advisor Class	April 3, 2000
A-Class	September 1, 2004
C-Class	April 27, 2001

Ten Largest Holdings
(% of Total Net Assets)

Southern Co.	3.7%
Dominion Resources, Inc.	3.4%
Exelon Corp.	3.1%
Duke Energy Corp.	3.1%
NextEra Energy, Inc.	2.8%
FirstEnergy Corp.	2.6%
American Electric Power Company, Inc.	2.5%
Consolidated Edison, Inc.	2.5%
Public Service Enterprise Group, Inc.	2.5%
PPL Corp.	2.4%

Top Ten Total	28.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX | SGI series funds semi-annual report | 113

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
UTILITIES FUND

	Shares	Value

COMMON STOCKS† - 99.6%

ELECTRIC UTILITIES - 42.4%
Southern Co.	69,543	$2,946,538
Exelon Corp.	59,443	2,532,866
Duke Energy Corp.	126,428	2,527,296
NextEra Energy, Inc.	41,037	2,216,819
FirstEnergy Corp.	46,480	2,087,417
American Electric Power Company, Inc.	53,908	2,049,582
PPL Corp.	68,984	1,968,803
Progress Energy, Inc.	37,422	1,935,466
Edison International	44,139	1,688,317
Entergy Corp.	24,546	1,627,154
Northeast Utilities	34,195	1,150,662
Pinnacle West Capital Corp.	23,759	1,020,211
ITC Holdings Corp.	12,763	988,239
Pepco Holdings, Inc.	51,484	974,077
N.V. Energy, Inc.	59,439	874,348
Westar Energy, Inc.	31,121	822,217
Cia Energetica de Minas Gerais ADR	53,579	795,112
Great Plains Energy, Inc.	38,654	746,022
Hawaiian Electric Industries, Inc.	29,930	726,700
Cleco Corp.	19,984	682,254
IDACORP, Inc.	16,879	637,689
UIL Holdings Corp.	18,870	621,389
Portland General Electric Co.	25,902	613,618
PNM Resources, Inc.	34,308	563,680
El Paso Electric Co.	17,032	546,557
Unisource Energy Corp.	14,909	538,066
Allete, Inc.	9,280	339,926

Total Electric Utilities		34,221,025

MULTI-UTILITIES - 35.1%
Dominion Resources, Inc.	52,344	2,657,505
Consolidated Edison, Inc.	35,486	2,023,412
Public Service Enterprise Group, Inc.	60,055	2,004,035
PG&E Corp.	46,521	1,968,304
Xcel Energy, Inc.	67,810	1,674,229
Sempra Energy	32,389	1,668,034
CenterPoint Energy, Inc.	71,007	1,393,157
DTE Energy Co.	27,955	1,370,354
Ameren Corp.	43,988	1,309,523
Wisconsin Energy Corp.	41,415	1,295,875
NiSource, Inc.	56,335	1,204,442
SCANA Corp.	27,366	1,106,955
CMS Energy Corp.	53,982	1,068,304
OGE Energy Corp.	21,031	1,005,071
Alliant Energy Corp.	24,809	959,612
Integrys Energy Group, Inc.	18,660	907,249
TECO Energy, Inc.	51,059	874,641
MDU Resources Group, Inc.	43,928	842,978
NSTAR	18,463	827,327
Vectren Corp.	20,163	546,014
Avista Corp.	22,504	536,720
Black Hills Corp.	17,409	533,412
NorthWestern Corp.	15,768	503,630

Total Multi-Utilities		28,280,783

GAS UTILITIES - 11.8%
Oneok, Inc.	18,121	1,196,710
Questar Corp.	47,707	844,891
AGL Resources, Inc.	20,654	841,444
Atmos Energy Corp.	24,766	803,657
National Fuel Gas Co.	16,320	794,458
Nicor, Inc.	13,661	751,492
UGI Corp.	28,175	740,157
Piedmont Natural Gas Company, Inc.	23,295	672,993
WGL Holdings, Inc.	17,216	672,629
New Jersey Resources Corp.	14,470	615,988
South Jersey Industries, Inc.	11,202	557,300
Southwest Gas Corp.	14,126	510,937
Northwest Natural Gas Co.	11,533	508,605

Total Gas Utilities		9,511,261

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 6.1%
Constellation Energy Group, Inc.	34,681	1,319,960
AES Corp.*	118,344	1,155,037
Calpine Corp.*	80,316	1,130,849
NRG Energy, Inc.*	48,745	1,033,881
Dynegy, Inc. — Class A*	67,228	276,979

Total Independent Power Producers & Energy Traders		4,916,706

WATER UTILITIES - 3.3%
American Water Works Company, Inc.	36,605	1,104,739
Aqua America, Inc.	37,607	811,183
Cia de Saneamento Basico do Estado de Sao Paulo ADR	15,442	715,737

Total Water Utilities		2,631,659

OIL & GAS EXPLORATION & PRODUCTION - 0.9%
Energen Corp.	17,053	697,297

Total Common Stocks (Cost $74,342,748)		80,258,731

114 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2011
UTILITIES FUND

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 - 1.9%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$1,499,819	$1,499,819

Total Repurchase Agreement (Cost $1,499,819)		1,499,819

Total Investments - 101.5% (Cost $75,842,567)		$81,758,550

Liabilities, Less Cash & Other Assets — (1.5)%		(1,193,385)

Total Net Assets — 100.0%		$80,565,165

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 115

UTILITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $74,342,748)	$80,258,731
Repurchase agreements, at value (cost $1,499,819)	1,499,819
Cash	7,149
Receivables:
Fund shares sold	13,247,799
Dividends	116,355

Total assets	95,129,853

Liabilities:
Payable for:
Securities purchased	13,940,986
Fund shares redeemed	551,987
Management fees	32,660
Transfer agent and administrative fees	9,606
Distribution and service fees	7,129
Portfolio accounting fees	3,842
Miscellaneous	18,478

Total liabilities	14,564,688

Net assets	$80,565,165

Net assets consist of:
Paid in capital	$85,698,783
Undistributed net investment income	586,835
Accumulated net realized loss on investments	(11,636,436)
Net unrealized appreciation on investments	5,915,983

Net assets	$80,565,165

Investor Class:
Net assets	$65,478,228
Capital shares outstanding	2,384,920
Net asset value per share	$27.45

Advisor Class:
Net assets	$3,391,759
Capital shares outstanding	132,378
Net asset value per share	$25.62

A-Class:
Net assets	$5,646,346
Capital shares outstanding	215,925
Net asset value per share	$26.15

Maximum offering price per share (Net asset value divided by 95.25%)	$27.45

C-Class:
Net assets	$6,048,832
Capital shares outstanding	251,777
Net asset value per share	$24.02

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $2,110)	$665,708
Interest	15

Total investment income	665,723

Expenses:
Management fees	141,992
Transfer agent and administrative fees	41,762
Distribution and service fees:
Advisor Class	7,429
A-Class	6,322
C-Class	24,803
Portfolio accounting fees	16,705
Trustees’ fees*	775
Miscellaneous	27,274

Total expenses	267,062

Net investment income	398,661

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,721,184)

Net realized loss	(1,721,184)

Net change in unrealized appreciation (depreciation) on:
Investments	118,959

Net change in unrealized appreciation (depreciation)	118,959

Net realized and unrealized loss	(1,602,225)

Net decrease in net assets resulting from operations	$(1,203,564)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

116 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

UTILITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$398,661	$1,391,199
Net realized gain (loss) on investments	(1,721,184)	373,049
Net change in unrealized appreciation (depreciation) on investments	118,959	1,578,780

Net increase (decrease) in net assets resulting from operations	(1,203,564)	3,343,028

Distributions to shareholders from:
Net investment income
Investor Class	—	(705,132)
Advisor Class	—	(226,210)
A-Class	—	(134,548)
C-Class	—	(413,324)

Total distributions to shareholders	—	(1,479,214)

Capital share transactions:
Proceeds from sale of shares
Investor Class	166,379,394	323,523,204
Advisor Class	22,767,793	51,448,065
A-Class	7,785,788	11,412,994
C-Class	44,618,809	119,886,227
Distributions reinvested
Investor Class	—	681,476
Advisor Class	—	219,223
A-Class	—	94,343
C-Class	—	371,617
Cost of shares redeemed
Investor Class	(109,261,143)	(325,638,244)
Advisor Class	(20,372,286)	(51,854,302)
A-Class	(5,356,186)	(10,071,727)
C-Class	(43,402,496)	(123,450,180)

Net increase (decrease) from capital share transactions	63,159,673	(3,377,304)

Net increase (decrease) in net assets	61,956,109	(1,513,490)
Net assets:
Beginning of period	18,609,056	20,122,546

End of period	$80,565,165	$18,609,056

Undistributed net investment income at end of period	$586,835	$188,174

Capital share activity:
Shares sold
Investor Class	5,986,132	12,458,666
Advisor Class	881,882	2,121,840
A-Class	293,433	468,693
C-Class	1,843,761	5,265,040
Shares issued from reinvestment of distributions
Investor Class	—	27,270
Advisor Class	—	9,364
A-Class	—	3,956
C-Class	—	16,853
Shares redeemed
Investor Class	(3,946,676)	(12,540,196)
Advisor Class	(798,600)	(2,132,698)
A-Class	(205,248)	(417,328)
C-Class	(1,791,952)	(5,410,845)

Net increase (decrease) in shares	2,262,732	(129,385)

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 117

UTILITIES FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$27.00	$24.80	$20.56	$29.29	$31.89	$24.90

Income (loss) from investment operations:
Net investment income[b]	.37	.86	.61	.72	.51	.52
Net gain (loss) on investments (realized and unrealized)	.08	2.96	4.85	(9.32)	(2.31)	6.83

Total from investment operations	.45	3.82	5.46	(8.60)	(1.80)	7.35

Less distributions from:
Net investment income	—	(1.62)	(1.22)	(.13)	(.80)	(.36)

Total distributions	—	(1.62)	(1.22)	(.13)	(.80)	(.36)

Net asset value, end of period	$27.45	$27.00	$24.80	$20.56	$29.29	$31.89

Total Return[c]	1.67%	15.94%	26.58%	(29.40%)	(5.88%)	29.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$65,478	$9,328	$9,912	$10,348	$11,242	$84,150

Ratios to average net assets:
Net investment income	2.67%	3.35%	2.49%	2.90%	1.57%	1.86%
Total expenses	1.37%	1.37%	1.39%	1.39%	1.39%	1.37%

Portfolio turnover rate	237%	800%	758%	684%	375%	557%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$25.26	$23.40	$19.56	$28.00	$30.65	$24.08

Income (loss) from investment operations:
Net investment income[b]	.24	.62	.47	.63	.32	.37
Net gain (loss) on investments (realized and unrealized)	.12	2.86	4.59	(8.94)	(2.17)	6.56

Total from investment operations	.36	3.48	5.06	(8.31)	(1.85)	6.93

Less distributions from:
Net investment income	—	(1.62)	(1.22)	(.13)	(.80)	(.36)

Total distributions	—	(1.62)	(1.22)	(.13)	(.80)	(.36)

Net asset value, end of period	$25.62	$25.26	$23.40	$19.56	$28.00	$30.65

Total Return[c]	1.43%	15.43%	25.89%	(29.72%)	(6.28%)	28.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,392	$1,240	$1,184	$5,939	$2,960	$11,929

Ratios to average net assets:
Net investment income	1.89%	2.54%	2.07%	2.72%	1.02%	1.38%
Total expenses	1.87%	1.87%	1.88%	1.90%	1.88%	1.86%

Portfolio turnover rate	237%	800%	758%	684%	375%	557%

118 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

UTILITIES FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$25.75	$23.77	$19.80	$28.27	$30.87	$24.18

Income (loss) from investment operations:
Net investment income[b]	.29	.54	.65	.54	.42	.43
Net gain (loss) on investments (realized and unrealized)	.11	3.06	4.54	(8.88)	(2.22)	6.62

Total from investment operations	.40	3.60	5.19	(8.34)	(1.80)	7.50

Less distributions from:
Net investment income	—	(1.62)	(1.22)	(.13)	(.80)	(.36)

Total distributions	—	(1.62)	(1.22)	(.13)	(.80)	(.36)

Net asset value, end of period	$26.15	$25.75	$23.77	$19.80	$28.27	$30.87

Total Return[c]	1.55%	15.70%	26.24%	(29.54%)	(6.07%)	29.28%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,646	$3,289	$1,721	$1,489	$3,032	$4,756

Ratios to average net assets:
Net investment income	2.23%	2.23%	2.81%	2.15%	1.38%	1.52%
Total expenses	1.62%	1.63%	1.64%	1.64%	1.63%	1.61%

Portfolio turnover rate	237%	800%	758%	684%	375%	557%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$23.76	$22.21	$18.71	$26.93	$29.66	$23.42

Income (loss) from investment operations:
Net investment income[b]	.21	.39	.39	.32	.18	.22
Net gain (loss) on investments (realized and unrealized)	.05	2.78	4.33	(8.41)	(2.11)	6.38

Total from investment operations	.26	3.17	4.72	(8.09)	(1.93)	6.60

Less distributions from:
Net investment income	—	(1.62)	(1.22)	(.13)	(.80)	(.36)

Total distributions	—	(1.62)	(1.22)	(.13)	(.80)	(.36)

Net asset value, end of period	$24.02	$23.76	$22.21	$18.71	$26.93	$29.66

Total Return[c]	1.09%	14.85%	25.24%	(30.08%)	(6.77%)	28.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,049	$4,751	$7,306	$4,127	$8,934	$11,013

Ratios to average net assets:
Net investment income	1.69%	1.72%	1.77%	1.31%	0.60%	0.82%
Total expenses	2.37%	2.38%	2.39%	2.39%	2.38%	2.36%

Portfolio turnover rate	237%	800%	758%	684%	375%	557%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 119

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization and Significant Accounting Policies
Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company. The Trust offers eight separate classes of shares, Investor Class shares, Investor2 Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares, and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase.
At September 30, 2011, the Trust consisted of fifty-eight separate funds. This report covers the Sector Funds (the “Funds”), while the other funds are contained in separate reports.
Security Global Investors (“SGI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. SGI, RFS and RDL are affiliated entities.
The Funds invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.
The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector.
The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Repurchase agreements are valued at amortized cost, which approximates market value.
Investments for which market quotations are not readily available are fair valued as determined in good faith by SGI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft,
120 | the RYDEX | SGI series funds semi-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
calculated by multiplying the overdraft by a rate based on the federal funds rate.
E. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and service and distribution fees related to Advisor Class shares and C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual funds in the Trust on a pro rata basis upon the respective aggregate net assets of each fund included in the Trust.
F. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. Fees and Other Transactions with Affiliates
Under the terms of an investment advisory contract, the Trust pays SGI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds for the period ended September 30, 2011:

Management Fees
Fund	(as a % of Net Assets)

Banking Fund	0.85%
Basic Materials Fund	0.85%
Biotechnology Fund	0.85%
Consumer Products Fund	0.85%
Electronics Fund	0.85%
Energy Fund	0.85%
Energy Services Fund	0.85%
Financial Services Fund	0.85%
Health Care Fund	0.85%
Internet Fund	0.85%
Leisure Fund	0.85%
Precious Metals Fund	0.75%
Retailing Fund	0.85%
Technology Fund	0.85%
Telecommunications Fund	0.85%
Transportation Fund	0.85%
Utilities Fund	0.85%
RFS provides transfer agent and administrative services to the Funds calculated at an annual percentage rate of 0.25% of the average daily net assets of each Fund.
RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting/Administration Fees	(as a % of net assets)

On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%
RFS engages external service providers to perform other necessary services for the Trust, such as audit related services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to various Funds within the complex based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust.
The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class shares and a Distribution Plan applicable to A-Class shares for which RDL and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to RDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. RDL, in turn, will pay the Service Provider out of its fees. RDL may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class shares only, if a Service Provider provides shareholders services, RDL will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. RDL, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.
The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual 0.75% distribution fee reimburses RDL for paying the shareholder’s financial advisor an ongoing sales commission. RDL advances the first year’s service and distribution fees to the Financial Advisor. RDL retains the service and distribution fees on accounts with no authorized dealer of record.
For the period ended September 30, 2011, RDL retained sales charges of $216,199 relating to sales of A-Class shares of the Trust.
the RYDEX | SGI series funds semi-annual report | 121

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Certain officers and trustees of the Trust are also officers of SGI, RFS and RDL.
3. Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2008 — 2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period and capital loss carryforward expired or permanently lost due to limitations in the Internal Revenue Code. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds will be seen on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
At September 30, 2011, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)

Banking Fund	$4,981,656	$—	$(3,671,086)	$(3,671,086)
Basic Materials Fund	40,467,529	7,951,933	(4,376,535)	3,575,398
Biotechnology Fund	40,645,878	18,933,374	(3,984,419)	14,948,955
Consumer Products Fund	99,242,088	3,882,807	(1,776,184)	2,106,623
Electronics Fund	5,868,266	—	(794,573)	(794,573)
Energy Fund	33,047,706	7,329,207	(2,285,961)	5,043,246
Energy Services Fund	28,730,547	16,187,165	(3,987,813)	12,199,352
Financial Services Fund	4,198,921	—	(2,426,388)	(2,426,388)
Health Care Fund	17,931,680	1,488,936	(830,740)	658,196
Internet Fund	6,825,732	2,897,028	(841,746)	2,055,282
Leisure Fund	1,940,138	407,594	(60,807)	346,787
Precious Metals Fund	73,427,666	50,750,023	(9,368,528)	41,381,495
Retailing Fund	8,291,251	—	(1,034,437)	(1,034,437)
Technology Fund	6,569,997	1,460,935	(489,583)	971,352
Telecommunications Fund	3,153,781	—	(1,188,048)	(1,188,048)
Transportation Fund	3,345,272	236,220	(167,356)	68,864
Utilities Fund	75,842,567	1,920,083	(1,263,659)	656,424
4. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2011:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total

Assets
Banking Fund	$5,893,807	$52,955	$—	$5,946,762
Basic Materials Fund	56,499,299	451,303	—	56,950,602
Biotechnology Fund	67,481,259	484,398	—	67,965,657
Consumer Products Fund	713,916,968	360,878	—	114,277,846
Electronics Fund	7,593,840	276,013	—	7,869,853
Energy Fund	50,694,101	504,282	—	51,198,383
Energy Services Fund	50,136,787	186,545	—	50,323,332
Financial Services Fund	5,736,981	73,598	—	5,810,579
Health Care Fund	23,705,288	304,428	—	24,009,716
Internet Fund	10,893,222	121,157	—	11,014,379
Leisure Fund	2,773,648	19,299	—	2,792,947
Precious Metals Fund	138,911,893	25,555	—	138,937,448
Retailing Fund	10,188,791	60,723	—	10,249,514
Technology Fund	11,255,053	—	—	11,255,053
Telecommunications Fund	4,108,984	—	—	4,108,984
Transportation Fund	5,290,194	40,722	—	5,330,916
Utilities Fund	80,258,731	1,499,819	—	81,758,550
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective April 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
For the period ended September 30, 2011, there were no transfers between levels.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended September 30, 2011:

LEVEL 3 — Fair value measurement using significant unobservable inputs	Total

Biotechnology
Assets:
Beginning Balance	$—
Total realized gains or losses included in earnings	—
Total unrealized gains or losses included in earnings	—
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	$—
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)
5. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
At September 30, 2011, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and Terms
of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value

Credit Suisse Group			U.S. Treasury Note
0.00%			3.50% – 3.63%
due 10/03/11	$24,098,997	$24,098,997	08/15/19 – 05/15/20	$20,962,900	$24,580,994

	$24,098,997	$24,098,997		$20,962,900	$24,580,994

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
6. Securities Transactions
For the period ended September 30, 2011, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments and government securities, were:

	Purchases	Sales

Banking Fund	$36,600,354	$41,205,742
Basic Materials Fund	104,439,721	135,576,693
Biotechnology Fund	219,666,266	197,649,227
Consumer Products Fund	389,358,870	340,410,686
Electronics Fund	66,015,545	68,523,166
Energy Fund	149,802,661	206,200,957
Energy Services Fund	85,043,384	195,489,884
Financial Services Fund	60,856,888	63,262,097
Health Care Fund	167,301,448	164,891,090
Internet Fund	34,402,300	43,753,954
Leisure Fund	52,122,118	51,877,198
Precious Metals Fund	216,656,840	259,470,089
Retailing Fund	70,175,560	66,747,923
Technology Fund	85,408,627	114,709,145
Telecommunications Fund	48,388,027	93,955,268
Transportation Fund	99,321,283	103,470,438
Utilities Fund	152,996,679	89,620,546
7. Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2012. On September 30, 2011, the Technology Fund and the Telecommunications Fund borrowed $43,000 and $20,000, respectively, under this agreement. As of and for the period ended September 30, 2011, the Funds did not have any other borrowings under this agreement.
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OTHER INFORMATION (Unaudited)
Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.
Office Locations
The offices of Security Global Investors, LLC can be found in the following locations:
40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)
Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850
9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210
Guggenheim Transaction
On September 20, 2011, Guggenheim Capital, LLC agreed to purchase the indirect holding company of Security Investors, LLC, the Funds’ investment adviser (the “Investment Adviser”) (the “Transaction”). Guggenheim Capital, LLC’s subsidiary, Guggenheim Partners, LLC (“Guggenheim”), is a global, independent, privately-held, diversified financial services firm with more than 1,500 dedicated professionals.
The Transaction should not result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The parties expect the Transaction to be completed in late 2011 or early 2012. However, it is subject to various conditions, and could be delayed or even terminated due to unforeseen circumstances.
In anticipation of the Transaction, the Boards of Trustees of the Funds (the “Boards”) have called special meetings of shareholders (the “Meetings”), at which shareholders of record of each of the Funds as of October 3, 2011 (October 13, 2011 with respect to the Funds that are series of Rydex ETF Trust) will be asked to consider the approval of new investment advisory agreements between the Funds and the Investment Adviser (the “New Advisory Agreements”), and certain new investment sub-advisory agreements on behalf of the Funds, as applicable (the “New Sub-Advisory Agreements” and together with the New Advisory Agreements, the “New Agreements”). This is necessary because, under the Investment Company Act of 1940 (the “1940 Act”), the Transaction could result in the termination of the Funds’ current investment advisory agreements with the Investment Adviser and any investment sub-advisory agreements entered on behalf of a Fund (together, the “Current Agreements”). The terms of the New Agreements are substantially identical to the corresponding Current Agreements, except with respect to the date of execution.
Election of Board Members
The Boards have also approved a proposal to elect nine individuals to the Boards. The Boards propose the election of the following nominees: Donald C. Cacciapaglia, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Richard M. Goldman, Werner E. Keller, Thomas F. Lydon, Patrick T. McCarville and Roger Somers. Each of the nominees,
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OTHER INFORMATION (Unaudited) (continued)
other than Mr. Cacciapaglia, currently serves as a Trustee. In connection with the Transaction, the Boards believe that expanding the Boards to include Mr. Cacciapaglia, who is a member of senior management of Guggenheim’s investment management business, and who would serve on other boards in the Rydex|SGI family of funds, would be appropriate.
Information regarding the proposals will be contained in the proxy materials to be filed with the SEC. The proxy statement will be mailed to shareholders of record, and you will also be able to access the proxy statement from the EDGAR Database on the SEC’s website at http://www.sec.gov once filed.
Board Considerations in Approving the Investment Advisory
At an in-person meeting of the Trust’s Board of Trustees held August 16-17, 2011, called for the purpose of, among other things, voting on the approval of investment advisory agreements applicable to the series of the Trust (collectively, the “Funds”), the Trust’s Board of Trustees, including the independent Trustees, unanimously approved the investment advisory agreement between the Trust and Security Investors, LLC (referred to herein as the “Adviser”).
At the meeting of August 16-17, 2011, the Trust’s Board of Trustees also considered a new investment advisory agreement that was required as a result of a proposed change in the corporate ownership structure of the Adviser (the “Transaction”). The Investment Company Act of 1940 (the “1940 Act”), the law that regulates mutual funds, including the Funds, requires that a fund’s investment advisory agreement terminate whenever there is deemed to be a “change in control” of the investment adviser. The change in the corporate ownership structure of the Adviser could potentially be deemed to constitute a “change in control” (as this term is used for regulatory purposes) of the Adviser. Before an investment advisory agreement terminates, a new investment advisory agreement must be in effect in order for the investment adviser to continue to manage the fund’s investments. For that reason, the Board of Trustees was asked to approve new investment advisory agreements for the Funds.
At the meeting of August 16-17, 2011, the Board considered the new investment advisory, pursuant to which, subject to their approval by each Fund’s shareholders, the Adviser would continue to serve each Fund as investment adviser after the completion of the Transaction. At a special meeting of the Board held on September 14, 2011, the Board considered further information about the Transaction and voted in favor of the new investment advisory agreement.
In reaching the conclusion to approve the investment advisory agreement, the Trustees requested and obtained from the Adviser such information as the Trustees deemed reasonably necessary to evaluate the proposed agreements. The Trustees carefully evaluated this information and were advised by legal counsel with respect to their deliberations.
Prior to the Board meetings in August and September 2011, representatives of Guggenheim Capital informed the Board of the Transaction. With respect to the Transaction, the Board reviewed materials received from Guggenheim Capital, including information relating to the terms of the Transaction. The Board also reviewed information regarding Guggenheim Capital, including, but not limited to: (a) certain representations concerning Guggenheim Capital’s financial condition, (b) information regarding the new proposed ownership structure and its possible effect on shareholders, (c) information regarding the consideration to be paid by Guggenheim Capital, and (d) potential conflicts of interest.
In considering the new investment advisory agreement, the Board determined that the agreements would enable shareholders of the Funds to continue to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of their shareholders. The Board, including the independent Trustees, unanimously approved the new agreements. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser that the Board had received relating to the current investment advisory agreements at the Board meeting of August 16-17, 2011. The Trustees noted that, at the meeting, they had obtained and reviewed a wide variety of information, including certain comparative information regarding performance of the Funds relative to performance of other comparable mutual funds. They also considered the evolution of the Rydex|SGI family of funds and the Adviser since the change in control of the Investment Adviser in 2010 and Guggenheim Capital’s commitment to the success of the Adviser and the Funds.
In addition, as a part of their required consideration of the renewal of the current investment advisory agreements at the meeting of August 16-17, 2011, the Trustees, including the independent Trustees, had evaluated a number of considerations, including among others: (a) the quality of the Adviser‘s investment advisory and other services; (b) the Adviser‘s investment management personnel; (c) the Adviser‘s operations and financial condition; (d) the Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the fees that the Adviser‘s charge compared with the fees charged to comparable mutual funds or accounts; (f) each Fund’s overall fees and operating expenses compared with similar mutual funds; (g) the level of the Advisers’ profitability from its Fund-related operations; (h) the Adviser‘s compliance systems; (i) the Adviser‘s policies on and compliance procedures for personal securities transactions; (j) the Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund
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OTHER INFORMATION (Unaudited) (concluded)
performance compared with similar mutual funds. Based on the Board’s deliberations at the meetings of August 16-17, 2011 and September 14, 2011, and its evaluation of the information regarding the Transaction and the fact that the Transaction is not expected to change the level and quality of services rendered by the Advisers to any of the Funds, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the current and new investment advisory agreement is fair and reasonable; (b) concluded that the Adviser‘s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve the current investment advisory agreements and, subject to shareholder approval, the new investment advisory agreement, based upon the following considerations, among others:
•	Nature, Extent and Quality of Services Provided by the Adviser. At the meeting of August 16-17, 2011, the Board reviewed the scope of services to be provided by the Adviser under the current investment advisory agreement, and, at the meetings of August 16-17, 2011 and September 14, 2011, noted that there would be no significant differences between the scope of services required to be provided by the Advisers under the current investment advisory agreement and the scope of services required to be provided by the Adviser under the new investment advisory agreement. The Board noted that the key investment and management personnel of the Adviser servicing the Funds is expected to remain the same following the Transaction. The Trustees also considered Guggenheim Capital’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Adviser. At the meeting of August 16-17, 2011, the Board had reviewed statistical information prepared by the Adviser regarding the expense ratio components and performance of each Fund. Based on the representations made by Guggenheim Capital at the meeting that the Adviser would continue to operate following the closing of the Transaction in much the same manner as it currently operates, the Board concluded that the investment performance of the Adviser was not expected to be affected by the Transaction.

•	Costs of Services Provided to the Funds and Profits Realized by the Adviser and its Affiliates. At the meeting of August 16-17, 2011, the Board had reviewed information about the profitability of the Funds to the Adviser based on the advisory fees payable under the current investment advisory agreement. At that meeting, the Board had also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser. At the Board meeting, the Board considered the fact that the fee rates payable to each of the Adviser would be the same under each Fund’s new investment advisory agreements as they are under such Fund’s current agreements. With respect to anticipated profitability, the Board noted that it was too early to predict how the Transaction would affect the Adviser’s profitability with respect to the Funds, but noted that this matter would be given further consideration on an ongoing basis.

•	Economies of Scale. In connection with its review of the Funds’ profitability analysis at the meeting of August 16-17, 2011, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Trustees noted that the fees would not change under the new investment advisory agreement, and that no additional economies of scale would be directly realized as a result of the Transaction. They also noted that they will have the opportunity to again review the appropriateness of the fees payable to the Adviser under the new agreement when the renewal of the new agreement comes before the Board.

•	Other Benefits to the Advisers and/or their Affiliates. In addition to evaluating the services provided by the Advisers, the Board had considered the nature, extent, quality and cost of the distribution services performed by the Funds’ Distributor under a separate agreement at the meeting of August 16-17, 2011. The Board reviewed information regarding potential economies of scale arising from the integration of the asset management businesses of Guggenheim Capital. The Board also considered the terms of the Transaction and the changes to the corporate ownership structure of the Adviser, noting that the Adviser would no longer be a subsidiary of Security Benefit Corporation. In this regard, the Board noted that, under the corporate structure after the Transaction, the Adviser would be more closely controlled by Guggenheim Capital, which could benefit Guggenheim Capital. The Board also noted that the costs associated with the Transaction would be borne by Guggenheim Capital (or its affiliates) and not the Funds.
On the basis of the information provided to it and its evaluation of that information, the Board, including the independent Trustees, concluded that the terms of the investment advisory agreement for the Funds were reasonable, and that approval of the current and new investment advisory agreement were in the best interests of the Funds.
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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
A Board of Trustees oversees the Trust, as well as other trusts of SGI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Security Global Investors, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Corey A. Colehour	Rydex Series Funds — 1993	150
Trustee (1945)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired; Member of the Audit and Governance and Nominating Committees (1995 to present)

J. Kenneth Dalton	Rydex Series Funds — 1995	150
Trustee (1941)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired; Member of the Governance and Nominating Committees (1995 to present); Chairman of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

John O. Demaret	Rydex Series Funds — 1997	150
Trustee, Chairman of the	Rydex Variable Trust — 1998
Board (1940)	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired; Member of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

Werner E. Keller	Rydex Series Funds — 2005	150
Trustee, Vice Chairman	Rydex Variable Trust — 2005
of the Board (1940)	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: Founder and President of Keller Partners, LLC (registered investment adviser) (2005 to present); Member of the Audit, Governance and Nominating Committees (2005 to present); Chairman and Member of the Risk Oversight Committee (2010 to present)

Thomas F. Lydon, Jr.	Rydex Series Funds — 2005	150
Trustee (1960)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: President, Global Trends Investments (1996 to present); Member of the Audit, Governance and Nominating Committees (2005 to present)

Patrick T. McCarville	Rydex Series Funds — 1997	150
Trustee (1942)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired; CEO, Par Industries, Inc., d/b/a Par Leasing (1977 to 2010); Chairman of the Governance and Nominating Committees (1997 to present); Member of the Audit Committee (1997 to present)

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

Length of Service
Name, Position and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Roger Somers	Rydex Series Funds — 1993	150
Trustee (1944)	Rydex Variable Trust — 1998
Rydex Dynamic Funds — 1999
Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Founder and CEO of Arrow Limousine (1965 to present); Member of the Audit, Governance and Nominating Committees (1995 to present)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Richard M. Goldman* President (1961)	Current: Senior Vice President, Security Benefit Corporation; CEO, Security Benefit Asset Management Holdings, LLC; CEO, President and Manager Representative, Security Investors, LLC; CEO and Manager, Rydex Holdings, LLC; CEO, President and Manager, Rydex Distributors, LLC; Manager, Rydex Fund Services, LLC; President and Trustee, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds and Rydex Variable Trust

Previous: Director, First Security Benefit Life Insurance Company (2007-2010); President and Director, Security Global Investors (2010-2011); CEO and Director, Rydex Advisors, LLC and Rydex Advisor II, LLC (2010); Director, Security Distributors, Inc. (2007-2009); Managing Member, R M Goldman Partners, LLC (2006-2007)

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President and Chief Investment Officer, Rydex Holdings, LLC; Director and Chairman of the Board, Advisor Research Center, Inc.; Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009-2010), Secretary (2002-2010), Executive Vice President (2002-2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010); Secretary (2002-2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Capital Partners, LLC, (President and Secretary 2003-2007); Rydex Capital Partners II, LLC, (2003-2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary 2005-2008), Executive Vice President (2005-2006); Advisor Research Center, Inc., Secretary (2006-2009), Executive Vice President (2006); Rydex Specialized Products, LLC, Secretary (2005-2008)

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer and Manager, Rydex Specialized Products, LLC; Chief Executive Officer and President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) and Senior Vice President (2003-2006); Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009)
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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
EXECUTIVE OFFICERS (concluded)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Current: Chief Compliance Officer and Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; Senior Vice President and Chief Compliance Officer, Security Investors, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Chief Compliance Officer and Senior Vice President (2010-2011); Rydex Capital Partners I, LLC and Rydex Capital Partners II, LLC, Chief Compliance Officer (2006-2007); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Vice President (2001-2006)

Keith A. Fletcher* Vice President (1958)	Current: Senior Vice President, Security Investors, LLC; Vice President, Rydex Holdings, LLC; Vice President, Rydex Specialized Products, LLC; Vice President, Rydex Distributors, LLC; Vice President, Rydex Fund Services, LLC; Vice President and Director, Advisor Research Center, Inc.; Vice President, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund

Previous: Security Global Investors, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2009-2011); Lyster Watson and Company, Managing Director (2007-2008); Fletcher Financial Group, Inc., Chief Executive Officer (2004-2007)

Amy J. Lee* Vice President and Assistant Secretary (1960)	Current: Senior Vice President and Secretary, Security Investors, LLC; Secretary and Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President and Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President and Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President and Secretary (2007-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President and Secretary (2010-2011); Brecek and Young Advisors, Inc., Director (2004-2008)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, and Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; Chief Financial Officer and Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004-2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Security Global Investors.
130 | the RYDEX | SGI series funds semi-annual report

RYDEX|SGI PRIVACY POLICIES
Rydex Funds, Rydex|SGI Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Global Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Rydex|SGI”)
Our Commitment to You
When you become a Rydex|SGI investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Rydex|SGI client.
The Information We Collect About You
In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex|SGI account application or when you request a transaction that involves Rydex and Rydex|SGI funds or one of the Rydex|SGI affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).
How We Handle Your Personal Information
As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex|SGI. For example, if you ask to transfer assets from another financial institution to Rydex|SGI, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex|SGI investment products and services, we may share your information within the Rydex|SGI family of affiliated companies. This would include, for example, sharing your information within Rydex|SGI so we can make you aware of new Rydex and Rydex|SGI funds or the services offered through another Rydex|SGI affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.
Opt Out Provisions
We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.
How We Protect Privacy Online
Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex|SGI web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex|SGI web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.
How We Safeguard Your Personal Information
We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
We’ll Keep You Informed
As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.
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805 King Farm Boulevard, Suite 600
Rockville, MD 20850
www.rydex-sgi.com
800.820.0888
RSECF-SEMI-0911x0312

SEPTEMBER 30, 2011

RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

ALTERNATIVES FUNDS

U.S. LONG SHORT MOMENTUM FUND

ALTERNATIVE STRATEGIES ALLOCATION FUND

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

ALTERNATIVE STRATEGIES FUND

LONG SHORT EQUITY STRATEGY FUND

LONG SHORT INTEREST RATE STRATEGY FUND

EMERGING MARKETS 2x STRATEGY FUND

INVERSE EMERGING MARKETS 2x STRATEGY FUND

RYDEX | SGI

THE INTELLIGENT PURSUIT OF WEALTH[SM]

GO GREEN!
ELIMINATE MAILBOX CLUTTER
Go paperless with Rydex | SGI eDelivery—a service giving you full online access to account information and documents. Save time, cut down on mailbox clutter and be a friend to the environment with eDelivery.
With Rydex | SGI eDelivery you can:
•	View online confirmations and statements at your convenience.

•	Receive email notifications when your most recent confirmations, statements and other account documents are available for review.

•	Access prospectuses, annual reports and semiannual reports online.
If you have questions about Rydex | SGI eDelivery services, contact one of our Shareholder Service Representatives at 800.820.0888.
This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, LLC

LETTER TO OUR SHAREHOLDERS	2
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
U.S. LONG SHORT MOMENTUM FUND	8
ALTERNATIVE STRATEGIES ALLOCATION FUND	16
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND	22
ALTERNATIVE STRATEGIES FUND	31
LONG SHORT EQUITY STRATEGY FUND	37
LONG SHORT INTEREST RATE STRATEGY FUND	43
EMERGING MARKETS 2x STRATEGY FUND	49
INVERSE EMERGING MARKETS 2x STRATEGY FUND	56
NOTES TO FINANCIAL STATEMENTS	62
OTHER INFORMATION	72
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	75
RYDEX | SGI PRIVACY POLICIES	79
the RYDEX | SGI series funds semi-annual report | 1

LETTER TO OUR SHAREHOLDERS
DEAR SHAREHOLDER:
The economic recovery remained fragile in 2011, as global markets were beset by natural disasters, Mid East uprisings and sovereign debt woes. After rising to their recent high around the end of April, U.S. stock markets began a slide that, by the end of September, was approaching bear-market territory. Investors became nervous as the U.S. Federal Reserve ended its second quantitative easing program in June and Congress wrangled over debt ceilings and budget deficits, which led to the U.S. losing its AAA debt rating in August. Many measures of hiring, housing, GDP and consumer confidence have worsened in the past six months, and analysts began forecasting an economy that, if not sliding backward, would move ahead only slowly.
As with many countries, the central bank of the U.S. was a major factor in the markets for most of the past year, conducting a debt-purchase program designed to boost lending and expand the economy—the second such effort since the financial crisis of 2008. Late in the third quarter, the Fed chairman said the “recovery is close to faltering,” and there was a risk of another recession unless the government took steps to increase growth. The Fed said it would keep short-term interest rates near zero for another two years and hold down borrowing costs through “operation twist,” shifting $400 billion in holdings from short-term to long-term Treasuries.
The biggest threat to markets in late September appeared to be recession. Supporting evidence in the U.S. included weak housing demand despite record-low mortgage rates, consumer confidence that has ebbed for five months amid politicization of raising the debt ceiling, job creation insufficient to keep up with population growth, as well as other indicators ranging from soft wages, slumping equity markets and falling prices for commodities like oil and copper. Analysts arguing that a recession is unlikely cite inflation expectations that have fallen to their lowest levels of 2011, good retail sales, sound corporate balance sheets and manufacturing gauges that are improving, albeit slightly. In addition, while economists surveyed by Bloomberg have been lowering GDP growth estimates for the year, positive growth is still expected.
Recession currently seems more a threat to Europe than America, as high unemployment and austerity measures weigh on weaker members of the eurozone, with a knock-on effect for the continent’s growth engines of Germany and France, particularly in manufacturing, which has been the key player in the global recovery. Many economists are hoping for an orderly default of Greece that may prevent financial problems from spreading to other weak countries or to banks, and stabilize the euro. Countries using the euro were in the process of approving a bailout fund expansion at the end of the third quarter, and bolstering European banks against the possibility of sovereign default. Even though they were not at the eye of the sovereign debt storm, many emerging market economies also began weakening over the summer, fearing global recession and financial contagion. Investors are especially concerned about the stability of China’s banking system and whether inflation will ebb along with slowing growth.
All the economic uncertainty and market volatility took their toll on the equity markets. For the six months, key equity indices have fallen significantly. While some strategists believed the market drop over the third quarter of 2011 brought stock prices to reasonable levels, others were concerned that third-quarter earnings could still come in lower than expected, kicking away a key support of valuations.
2 | the RYDEX | SGI series funds semi-annual report

LETTER TO OUR SHAREHOLDERS (concluded)
While the market forces play out, many investors have been driven to the sidelines or to safe havens. Gold reached a high of near $1,900 an ounce in August, before falling 11% in September, leading some to question whether its recent run is nearing an end. Investors also abandoned riskier currencies toward the end of the third quarter, and piled into the dollar, helping it regain ground lost over the past 12 months. Further upward moves in the dollar are expected as the world economy continues to sputter.
Sluggish economic data, concern over the collapse of Europe’s financial system and the Fed’s policy efforts also drove investors into U.S. government debt over the course of 2011, driving up the price of debt maturing in 10 years or more, leading to historic low yields. Recession, however, is not a consensus view. The Fed remains accommodative and the Treasury yield curve is steep. A potential rebound in GDP to 2% in the third quarter, lower fuel prices and a stronger automotive sector may be enough to keep the U.S. recovery on course, even if slow, and counterbalance difficulties in Europe and Asia.
Thank you for investing in our funds.
Sincerely,
Michael Byrum
President & Chief Investment Officer
The opinions and forecasts expressed are those of Michael Byrum as of 10/31/2011, and may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888
Rydex|SGI funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors® and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.
the RYDEX | SGI series funds semi-annual report | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)
Emerging Markets 2x Strategy Fund and Inverse Emerging Markets 2x Strategy Fund described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.
Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.
An Example of Compounding
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value (“NAV”) per share increases from $10.00 to $10.90 for a gain of 9.0%—in line with its benchmark. On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment

Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.
Because funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.
In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.
As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.
4 | the RYDEX | SGI series funds semi-annual report

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)
All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2011 and ending September 30, 2011.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b), Rydex prototype money purchase plan and profit sharing plan accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
the RYDEX | SGI series funds semi-annual report | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2011	September 30, 2011	Period[2]

Table 1. Based on actual Fund return[3]

U.S. Long Short Momentum Fund
A-Class	1.67%	(17.02%)	$1,000.00	$829.80	$7.68
C-Class	2.42%	(17.33%)	1,000.00	826.70	11.10
H-Class	1.67%	(16.97%)	1,000.00	830.30	7.68
Alternative Strategies Allocation Fund[4]
A-Class	0.00%	(6.57%)	1,000.00	934.30	0.01
C-Class	0.75%	(6.98%)	1,000.00	930.20	3.64
H-Class	0.00%	(6.57%)	1,000.00	934.30	0.01
Event Driven and Distressed Strategies Fund
A-Class	1.87%	(11.84%)	1,000.00	881.60	8.84
C-Class	2.62%	(12.19%)	1,000.00	878.10	12.34
H-Class	1.87%	(11.84%)	1,000.00	881.60	8.84
Institutional Class	1.60%	(11.71%)	1,000.00	882.90	7.57
Alternative Strategies Fund
A-Class	1.90%	(7.38%)	1,000.00	926.20	9.16
C-Class	2.65%	(7.78%)	1,000.00	922.20	12.75
H-Class	1.90%	(7.38%)	1,000.00	926.20	9.16
Institutional Class	1.65%	(7.29%)	1,000.00	927.10	7.95
Long Short Equity Strategy Fund
A-Class	2.37%	(7.16%)	1,000.00	928.40	11.45
C-Class	3.13%	(7.50%)	1,000.00	925.00	15.11
H-Class	2.34%	(7.16%)	1,000.00	928.40	11.33
Institutional Class	2.15%	(7.03%)	1,000.00	929.70	10.40
Long Short Interest Rate Strategy Fund
A-Class	1.52%	(5.13%)	1,000.00	948.70	7.42
C-Class	2.27%	(5.48%)	1,000.00	945.20	11.06
H-Class	1.52%	(5.13%)	1,000.00	948.70	7.42
Institutional Class	1.27%	(5.00%)	1,000.00	950.00	6.20
Emerging Markets 2x Strategy Fund
A-Class	1.72%	(48.20%)	1,000.00	518.00	6.54
C-Class	2.47%	(47.93%)	1,000.00	520.70	9.41
H-Class	1.72%	(48.07%)	1,000.00	519.30	6.54
Inverse Emerging Markets 2x Strategy Fund
A-Class	1.72%	46.95%	1,000.00	1,469.50	10.65
C-Class	2.45%	49.55%	1,000.00	1,495.50	15.35
H-Class	1.72%	46.95%	1,000.00	1,469.50	10.65
6 | the RYDEX | SGI series funds semi-annual report

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2011	September 30, 2011	Period[2]

Table 2. Based on hypothetical 5% return (before expenses)
U.S. Long Short Momentum Fund
A-Class	1.67%	5.00%	$1,000.00	$1,016.67	$8.47
C-Class	2.42%	5.00%	1,000.00	1,012.91	12.23
H-Class	1.67%	5.00%	1,000.00	1,016.67	8.47
Alternative Strategies Allocation Fund[4]
A-Class	0.00%	5.00%	1,000.00	1,025.06	0.01
C-Class	0.75%	5.00%	1,000.00	1,021.29	3.81
H-Class	0.00%	5.00%	1,000.00	1,025.06	0.01
Event Driven and Distressed Strategies Fund
A-Class	1.87%	5.00%	1,000.00	1,015.68	9.47
C-Class	2.62%	5.00%	1,000.00	1,011.93	13.22
H-Class	1.87%	5.00%	1,000.00	1,015.67	9.47
Institutional Class	1.60%	5.00%	1,000.00	1,017.03	8.11
Alternative Strategies Fund
A-Class	1.90%	5.00%	1,000.00	1,015.56	9.58
C-Class	2.65%	5.00%	1,000.00	1,011.80	13.35
H-Class	1.90%	5.00%	1,000.00	1,015.56	9.58
Institutional Class	1.65%	5.00%	1,000.00	1,016.82	8.32
Long Short Equity Strategy Fund
A-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
C-Class	3.13%	5.00%	1,000.00	1,009.37	15.77
H-Class	2.34%	5.00%	1,000.00	1,013.32	11.83
Institutional Class	2.15%	5.00%	1,000.00	1,014.29	10.85
Long Short Interest Rate Strategy Fund
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.68
C-Class	2.27%	5.00%	1,000.00	1,013.70	11.45
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.68
Institutional Class	1.27%	5.00%	1,000.00	1,018.71	6.42
Emerging Markets 2x Strategy Fund
A-Class	1.72%	5.00%	1,000.00	1,016.45	8.69
C-Class	2.47%	5.00%	1,000.00	1,012.70	12.45
H-Class	1.72%	5.00%	1,000.00	1,016.45	8.69
Inverse Emerging Markets 2x Strategy Fund
A-Class	1.72%	5.00%	1,000.00	1,016.44	8.69
C-Class	2.45%	5.00%	1,000.00	1,012.77	12.38
H-Class	1.72%	5.00%	1,000.00	1,016.45	8.69

[1]	This ratio represents annualized Net Expenses, which includes interest and dividend expense related to securities sold short. Excluding short dividend expense and prime broker interest expense, the operating expense ratio would be: Long Short Equity Strategy Fund 0.47%, 0.48%, 0.44%, and 0.50% lower in the A-Class, C-Class, H-Class and Institutional Class, respectively.

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2011 to September 30, 2011.

[4]	Excludes expenses of the underlying funds in which the Fund invests.
the RYDEX | SGI series funds semi-annual report | 7

FUND PROFILE (Unaudited)	September 30, 2011
U.S. LONG SHORT MOMENTUM FUND
OBJECTIVE: Seeks long-term capital appreciation.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	March 22, 2002
H-Class	March 22, 2002

Ten Largest Holdings
(% of Total Net Assets)

Amazon.com, Inc.	4.7%
Philip Morris International, Inc.	3.0%
Apple, Inc.	2.6%
Altria Group, Inc.	2.3%
Priceline.com, Inc.	2.2%
International Business Machines Corp.	1.8%
Cerner Corp.	1.8%
NIKE, Inc. — Class B	1.6%
Reynolds American, Inc.	1.5%
Liberty Interactive Corp. — Class A	1.2%

Top Ten Total	22.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
8 | the RYDEX | SGI series funds semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
U.S. LONG SHORT MOMENTUM FUND

	Shares	Value

COMMON STOCKS† - 90.9%

CONSUMER DISCRETIONARY - 25.2%
Amazon.com, Inc.*	25,311	$5,472,998
Priceline.com, Inc.	5,662	2,544,843
NIKE, Inc. — Class B	20,927	1,789,468
Liberty Interactive Corp. — Class A*	96,522	1,425,630
Expedia, Inc.	54,203	1,395,727
VF Corp.	9,889	1,201,711
Coach, Inc.	21,973	1,138,861
Netflix, Inc.*	8,980	1,016,177
McDonald’s Corp.	10,633	933,790
Ralph Lauren Corp.	6,939	899,988
HSN, Inc.	22,104	732,306
Fossil, Inc.*	7,403	600,087
Deckers Outdoor Corp.*	6,335	590,802
Shutterfly, Inc.*	14,202	584,838
PVH Corp.	9,993	581,992
Starbucks Corp.	13,374	498,716
Under Armour, Inc. — Class A*	7,498	497,942
Hanesbrands, Inc.	18,357	459,109
Las Vegas Sands Corp.*	11,871	455,134
Yum! Brands, Inc.	9,132	451,030
Warnaco Group, Inc.*	9,328	429,928
Carter’s, Inc.*	13,534	413,328
Carnival Corp.	13,367	405,020
Crocs, Inc.*	16,859	399,053
Wolverine World Wide, Inc.	11,717	389,590
Columbia Sportswear Co.	8,158	378,531
Wynn Resorts Ltd.	2,759	317,506
Blue Nile, Inc.*	8,126	286,685
Iconix Brand Group, Inc.*	18,093	285,869
Chipotle Mexican Grill, Inc.	941	285,076
Marriott International, Inc. — Class A	10,258	279,428
Starwood Hotels & Resorts Worldwide, Inc.	5,970	231,755
NutriSystem, Inc.	18,198	220,378
Darden Restaurants, Inc.	5,090	217,598
Wyndham Worldwide Corp.	6,743	192,243
International Game Technology	12,563	182,540
Royal Caribbean Cruises Ltd.	8,251	178,552
Overstock.com, Inc.*	18,867	174,897
PetMed Express, Inc.	18,540	166,860
Vitacost.com, Inc.*	34,500	164,220
MGM Resorts International*	17,484	162,426
Panera Bread Co. — Class A*	1,550	161,107

Total Consumer Discretionary		29,193,739

UTILITIES - 21.5%
Dominion Resources, Inc.	21,224	1,077,542
Southern Co.	24,402	1,033,913
Exelon Corp.	21,158	901,542
Duke Energy Corp.	44,468	888,915
Consolidated Edison, Inc.	14,362	818,921
PG&E Corp.	19,303	816,710
Public Service Enterprise Group, Inc.	24,381	813,594
NextEra Energy, Inc.	14,937	806,897
Oneok, Inc.	11,328	748,101
FirstEnergy Corp.	16,391	736,120
American Electric Power Company, Inc.	19,150	728,083
Sempra Energy	13,799	710,648
Xcel Energy, Inc.	27,965	690,456
PPL Corp.	24,072	687,015
Progress Energy, Inc.	12,990	671,843
Edison International	15,743	602,170
CenterPoint Energy, Inc.	29,675	582,223
Entergy Corp.	8,728	578,579
DTE Energy Co.	11,710	574,024
Wisconsin Energy Corp.	17,353	542,975
National Fuel Gas Co.	11,066	538,693
AGL Resources, Inc.	13,048	531,576
Ameren Corp.	17,768	528,953
Questar Corp.	28,679	507,905
Atmos Energy Corp.	15,413	500,152
NiSource, Inc.	22,766	486,737
UGI Corp.	18,413	483,710
Nicor, Inc.	8,456	465,165
SCANA Corp.	11,261	455,507
CMS Energy Corp.	22,668	448,600
OGE Energy Corp.	9,023	431,209
NSTAR	9,523	426,726
Piedmont Natural Gas Company, Inc.	14,380	415,438
WGL Holdings, Inc.	10,490	409,844
Northeast Utilities	12,170	409,521
Southwest Gas Corp.	10,454	378,121
New Jersey Resources Corp.	8,723	371,338
Pinnacle West Capital Corp.	8,491	364,604
South Jersey Industries, Inc.	7,174	356,906
Pepco Holdings, Inc.	18,555	351,061
ITC Holdings Corp.	4,427	342,783
DPL, Inc.	10,769	324,578
Northwest Natural Gas Co.	7,174	316,373

Total Utilities		24,855,771

INFORMATION TECHNOLOGY - 16.2%
Apple, Inc.*	7,969	3,037,623
International Business Machines Corp.	11,916	2,085,657
Hewlett-Packard Co.	48,636	1,091,878

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
U.S. LONG SHORT MOMENTUM FUND

	Shares	Value

EMC Corp.	51,080	$1,072,169
Visa, Inc. — Class A	11,199	959,978
Mastercard, Inc. — Class A	2,733	866,798
Dell, Inc.	57,621	815,337
Accenture plc — Class A	15,418	812,220
Infosys Ltd. ADR	14,561	743,630
Automatic Data Processing, Inc.	14,516	684,429
Cognizant Technology Solutions Corp. — Class A*	9,750	611,325
NetApp, Inc.*	16,717	567,375
SanDisk Corp.*	12,318	497,031
Paychex, Inc.	16,522	435,685
Teradata Corp.*	7,907	423,262
Western Union Co.	27,655	422,845
Western Digital Corp.*	14,980	385,286
Fiserv, Inc.*	7,292	370,215
Fidelity National Information Services, Inc.	15,011	365,068
Seagate Technology plc	31,718	326,061
Amdocs Ltd.*	11,596	314,484
Computer Sciences Corp.	10,009	268,742
NCR Corp.*	15,739	265,832
SAIC, Inc.*	22,371	264,202
Lexmark International, Inc. — Class A*	8,686	234,783
Diebold, Inc.	7,855	216,091
QLogic Corp.*	14,330	181,704
Synaptics, Inc.*	6,074	145,169
Electronics for Imaging, Inc.*	9,426	126,968
Super Micro Computer, Inc.*	8,927	111,855
Stratasys, Inc.*	2,613	48,445

Total Information Technology		18,752,147

CONSUMER STAPLES - 16.0%
Philip Morris International, Inc.	55,305	3,449,926
Altria Group, Inc.	98,824	2,649,471
Reynolds American, Inc.	45,280	1,697,094
Lorillard, Inc.	12,827	1,419,949
Kraft Foods, Inc. — Class A	31,430	1,055,419
Unilever N.V.	32,300	1,017,127
General Mills, Inc.	17,710	681,304
Kellogg Co.	11,140	592,537
Green Mountain Coffee Roasters, Inc.*	6,310	586,451
HJ Heinz Co.	10,930	551,746
Mead Johnson Nutrition Co.	7,790	536,186
Archer-Daniels-Midland Co.	19,750	489,997
Hershey Co.	7,720	457,333
Campbell Soup Co.	13,380	433,111
ConAgra Foods, Inc.	17,810	431,358
Vector Group Ltd.	23,599	405,427
Sara Lee Corp.	24,350	398,122
JM Smucker Co.	5,450	397,251
Bunge Ltd.	6,240	363,730
Hormel Foods Corp.	13,230	357,475
Universal Corp.	8,572	307,392
Star Scientific, Inc.*	69,962	161,612

Total Consumer Staples		18,440,018

HEALTH CARE - 11.7%
Cerner Corp.*	29,534	2,023,670
SXC Health Solutions Corp.*	20,935	1,166,080
Allscripts Healthcare Solutions, Inc.*	61,107	1,101,148
Quality Systems, Inc.	10,625	1,030,625
athenahealth, Inc.*	14,465	861,391
Emdeon, Inc. — Class A*	42,647	801,337
UnitedHealth Group, Inc.	11,614	535,638
Computer Programs & Systems, Inc.	7,760	513,324
MedAssets, Inc.*	45,748	439,638
Merge Healthcare, Inc.*	71,991	438,425
Omnicell, Inc.*	29,710	409,404
Medidata Solutions, Inc.*	23,746	390,384
WellPoint, Inc.	5,765	376,339
Coventry Health Care, Inc.*	11,810	340,246
McKesson Corp.	4,322	314,209
Cardinal Health, Inc.	6,981	292,364
Medco Health Solutions, Inc.	6,123	287,108
Express Scripts, Inc.*	7,458	276,468
Aetna, Inc.	7,409	269,317
Humana, Inc.	3,632	264,155
AmerisourceBergen Corp.	6,590	245,609
CIGNA Corp.	5,805	243,462
Quest Diagnostics, Inc.	4,246	209,583
Laboratory Corporation of America Holdings*	2,578	203,791
Henry Schein, Inc.*	2,886	178,961
DaVita, Inc.*	2,633	165,010
Universal Health Services, Inc. — Class B	3,430	116,620

Total Health Care		13,494,306

INDUSTRIALS - 0.3%
Watsco, Inc.	5,100	260,610
Avis Budget Group, Inc.*	12,870	124,453
NCI Building Systems, Inc.*	1,017	7,688

Total Industrials		392,751

Total Common Stocks (Cost $106,594,004)		105,128,732

10 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2011
U.S. LONG SHORT MOMENTUM FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 7.5%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	$4,662,336	$4,662,336
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	2,305,878	2,305,878
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	1,638,739	1,638,739

Total Repurchase Agreements (Cost $8,606,953)		8,606,953

Total Investments - 98.4% (Cost $115,200,957)		$113,735,685

Cash & Other Assets, Less Liabilities - 1.6%		1,907,653

Total Net Assets - 100.0%		$115,643,338

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS SOLD SHORT†
December 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $20,624,100)	366	$1,040,299

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 11

U.S. LONG SHORT MOMENTUM FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments, at value (cost $106,594,004)	$105,128,732
Repurchase agreements, at value (cost $8,606,953)	8,606,953
Segregated cash with broker	1,464,000
Cash	6,937
Receivables:
Variation margin	536,190
Dividends	233,364
Fund shares sold	14,969

Total assets	115,991,145

Liabilities:
Payable for:
Management fees	89,773
Fund shares redeemed	60,399
Distribution and service fees	47,906
Transfer agent and administrative fees	24,937
Portfolio accounting fees	9,975
Miscellaneous	114,817

Total liabilities	347,807

Net assets	$115,643,338

Net assets consist of:
Paid in capital	$202,242,193
Accumulated net investment loss	(420,039)
Accumulated net realized loss on investments	(85,753,843)
Net unrealized depreciation on investments	(424,973)

Net assets	$115,643,338

A-Class:
Net assets	$18,311,046
Capital shares outstanding	1,545,099
Net asset value per share	$11.85

Maximum offering price per share (Net asset value divided by 95.25%)	$12.44

C-Class:
Net assets	$35,380,079
Capital shares outstanding	3,208,658
Net asset value per share	$11.02

H-Class:
Net assets	$61,952,213
Capital shares outstanding	5,210,711
Net asset value per share	$11.89

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $6,363)	$1,104,802
Interest	549

Total investment income	1,105,351

Expenses:
Management fees	650,722
Transfer agent and administrative fees	180,756
Distribution and service fees:
A-Class	27,134
C-Class	219,047
H-Class	98,860
Portfolio accounting fees	72,302
Trustees’ fees*	5,937
Miscellaneous	120,148

Total expenses	1,374,906

Net investment loss	(269,555)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,946,824)
Futures contracts	72,845

Net realized loss	(1,873,979)

Net change in unrealized appreciation (depreciation) on:
Investments	(24,028,173)
Futures contracts	1,046,322

Net change in unrealized appreciation (depreciation)	(22,981,851)

Net realized and unrealized loss	(24,855,830)

Net decrease in net assets resulting from operations	$(25,125,385)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

12 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

U.S. LONG SHORT MOMENTUM FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(269,555)	$(962,766)
Net realized gain (loss) on investments	(1,873,979)	21,275,436
Net change in unrealized appreciation (depreciation) on investments	(22,981,851)	(1,832,424)

Net increase (decrease) in net assets resulting from operations	(25,125,385)	18,480,246

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	4,113,132	7,048,585
C-Class	904,056	3,608,855
H-Class	8,285,760	38,536,319
Redemption fees collected
A-Class	—	1,640
C-Class	—	3,071
H-Class	—	4,901
Cost of shares redeemed
A-Class	(7,392,462)	(21,035,067)
C-Class	(8,158,959)	(23,551,234)
H-Class	(20,023,992)	(60,622,746)

Net decrease from capital share transactions	(22,272,465)	(56,005,676)

Net decrease in net assets	(47,397,850)	(37,525,430)
Net assets:
Beginning of period	163,041,188	200,566,618

End of period	$115,643,338	$163,041,188

Accumulated net investment loss at end of period	$(420,039)	$(150,484)

Capital share activity:
Shares sold
A-Class	298,637	571,914
C-Class	70,008	306,995
H-Class	599,114	3,071,070
Shares redeemed
A-Class	(536,098)	(1,666,394)
C-Class	(640,252)	(2,006,910)
H-Class	(1,477,670)	(4,850,644)

Net decrease in shares	(1,686,261)	(4,573,969)

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 13

U.S. LONG SHORT MOMENTUM FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$14.28	$12.59	$8.62	$13.45	$14.08	$14.15

Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	(.04)	(.07)	.01	(.01)	(.01)
Net gain (loss) on investments (realized and unrealized)	(2.42)	1.73	4.04	(4.84)	.30	.38

Total from investment operations	(2.43)	1.69	3.97	(4.83)	.29	.37

Less distributions from:
Net realized gains	—	—	—	—	(.93)	(.44)

Total distributions	—	—	—	—	(.93)	(.44)

Redemption fees collected	—	— [c]	— [c]	— [c]	.01	— [c]

Net asset value, end of period	$11.85	$14.28	$12.59	$8.62	$13.45	$14.08

Total Return[d]	(17.02%)	13.42%	46.06%	(35.91%)	1.50%	2.75%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,311	$25,447	$36,231	$31,925	$49,148	$39,804

Ratios to average net assets:
Net investment income (loss)	(0.15%)	(0.33%)	(0.62%)	0.13%	(0.08%)	(0.09%)
Total expenses	1.67%	1.71%	1.68%	1.69%	1.65%	1.64%
Operating expenses[e]	1.67%	1.69%	1.68%	1.69%	1.65%	1.64%

Portfolio turnover rate	116%	231%	375%	528%	278%	373%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$13.33	$11.85	$8.17	$12.85	$13.58	$13.76

Income (loss) from investment operations:
Net investment loss[b]	(.06)	(.13)	(.14)	(.07)	(.12)	(.11)
Net gain (loss) on investments (realized and unrealized)	(2.23)	1.61	3.82	(4.61)	.31	.37

Total from investment operations	(2.29)	1.48	3.68	(4.68)	.19	.26

Less distributions from:
Net realized gains	—	—	—	—	(.93)	(.44)

Total distributions	—	—	—	—	(.93)	(.44)

Redemption fees collected	—	— [c]	— [c]	— [c]	.01	— [c]

Net asset value, end of period	$11.02	$13.33	$11.85	$8.17	$12.85	$13.58

Total Return[d]	(17.33%)	12.49%	45.04%	(36.42%)	0.81%	2.02%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,380	$50,381	$64,918	$57,792	$115,136	$118,422

Ratios to average net assets:
Net investment loss	(0.90%)	(1.08%)	(1.37%)	(0.66%)	(0.80%)	(0.86%)
Total expenses	2.42%	2.46%	2.43%	2.44%	2.41%	2.39%
Operating expenses[e]	2.42%	2.44%	2.43%	2.44%	2.41%	2.39%

Portfolio turnover rate	116%	231%	375%	528%	278%	373%
14 | the RYDEX | SGI series funds semi-annual report

U.S. LONG SHORT MOMENTUM FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011[a]	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$14.32	$12.63	$8.65	$13.49	$14.12	$14.18

Income (loss) from investment operations:
Net investment loss[b]	(.01)	(.04)	(.07)	(—)[f]	(.02)	(.02)
Net gain (loss) on investments (realized and unrealized)	(2.42)	1.73	4.05	(4.84)	.31	.40

Total from investment operations	(2.43)	1.69	3.98	(4.84)	.29	.38

Less distributions from:
Net realized gains	—	—	—	—	(.93)	(.44)

Total distributions	—	—	—	—	(.93)	(.44)

Redemption fees collected	—	— [c]	— [c]	— [c]	.01	— [c]

Net asset value, end of period	$11.89	$14.32	$12.63	$8.65	$13.49	$14.12

Total Return[d]	(16.97%)	13.38%	46.01%	(35.88%)	1.50%	2.81%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$61,952	$87,212	$99,418	$76,080	$178,949	$140,774

Ratios to average net assets:
Net investment loss	(0.14%)	(0.31%)	(0.63%)	(0.01%)	(0.13%)	(0.16%)
Total expenses	1.67%	1.70%	1.68%	1.68%	1.65%	1.65%
Operating expenses[e]	1.67%	1.69%	1.68%	1.68%	1.65%	1.65%

Portfolio turnover rate	116%	231%	375%	528%	278%	373%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Redemption fees collected are less than $0.01 per share.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Operating expenses exclude interest and dividend expense from securities sold short.

[f]	Net investment income is less than $0.01 per share.
the RYDEX | SGI series funds semi-annual report | 15

FUND PROFILE (Unaudited)	September 30, 2011
ALTERNATIVE STRATEGIES ALLOCATION FUND
OBJECTIVE: Seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 7, 2008
C-Class	March 7, 2008
H-Class	March 7, 2008

Ten Largest Holdings
(% of Total Net Assets)

RSF — Multi-Hedge Strategies Fund — A Class	16.5%
RSF — Event Driven and Distressed Strategies Fund — A Class	15.8%
RSF — Long Short Interest Rate Strategy Fund — A Class	15.1%
RSF — Managed Futures Strategy Fund — A Class	13.8%
RSF — Alternative Strategies Fund — A Class	9.6%
RSF — Long Short Equity Strategy Fund — A Class	9.5%
RSF — Long/Short Commodities Strategy Fund — A Class	6.7%
RSF — Commodities Strategy Fund — A Class	4.8%
RSF — Real Estate Fund — A Class	4.2%
PowerShares DB G10 Currency Harvest Fund	3.7%

Top Ten Total	99.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
16 | the RYDEX | SGI series funds semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
ALTERNATIVE STRATEGIES ALLOCATION FUND

	Shares	Value

CURRENCY EXCHANGE TRADED FUNDS† - 3.6%
PowerShares DB G10 Currency Harvest Fund	25,386	$582,608

Total Currency Exchange Traded Funds (Cost $509,719)		582,608

EXCHANGE TRADED FUNDS† - 0.9%
iShares Barclays Aggregate Bond Fund	1,363	150,080

Total Exchange Traded Funds (Cost $149,924)		150,080

MUTUAL FUNDS†,1 - 96.0%
ALTERNATIVES FUNDS - 91.8%
RSF — Multi-Hedge Strategies Fund — A Class	116,729	2,631,062
RSF — Event Driven and Distressed Strategies Fund — A Class	106,704	2,526,754
RSF — Long Short Interest Rate Strategy Fund — A Class	101,652	2,409,148
RSF — Managed Futures Strategy Fund — A Class	89,417	2,205,032
RSF — Alternative Strategies Fund — A Class	64,939	1,531,913
RSF — Long Short Equity Strategy Fund — A Class	61,420	1,514,614
RSF — Long/Short Commodities Strategy Fund — A Class	43,513	1,074,759
RSF — Commodities Strategy Fund — A Class	50,528	775,095

Total Alternatives Funds		14,668,377

SPECIALTY FUND - 4.2%
RSF — Real Estate Fund — A Class	27,378	668,837

Total Mutual Funds (Cost $15,418,394)		15,337,214

Total Investments - 100.6% (Cost $16,078,037)		$16,069,902

Liabilities, Less Cash & Other Assets — (0.6)%		(99,515)

Total Net Assets - 100.0%		$15,970,387

		Unrealized
	Contracts	Gain (Loss)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $245,109)	2	$(65)

FUTURES CONTRACTS PURCHASED†
December 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $112,700)	2	(229)
December 2011 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $128,775)	3	(3,679)
December 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $134,290)	2	(9,404)
October 2011 Hang Seng Index Futures Contracts (Aggregate Value of Contracts $109,779)	1	(13,726)

(Total Aggregate Value of Contracts $485,544)		$(27,038)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2011 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $95,240)	1	6,667
December 2011 Australian Dollar Futures Contracts (Aggregate Value of Contracts $95,870)	1	6,396
December 2011 British Pound Futures Contracts (Aggregate Value of Contracts $97,375)	1	1,304

(Total Aggregate Value of Contracts $288,485)		$14,367

FUTURES CONTRACTS SOLD SHORT†
December 2011 S&P/Toronto Stock Exchange 60 Index Futures Contracts (Aggregate Value of Contracts $126,660)	1	6,005
December 2011 SPI 200 Index Futures Contracts (Aggregate Value of Contracts $97,054)	1	2,067
December 2011 FTSE 100 Index Futures Contracts (Aggregate Value of Contracts $78,257)	1	1,010
December 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $192,180)	3	343
October 2011 CAC 40 Euro Futures Contracts (Aggregate Value of Contracts $118,561)	3	(4,668)

(Total Aggregate Value of Contracts $612,712)		$4,757

†	Value determined based on Level 1 inputs — See Note 4.

[1]	A-Class shares of affiliated funds. RSF — Rydex Series Funds

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 17

ALTERNATIVE STRATEGIES ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments in unaffiliated issuers, at value (cost $659,643)	$732,688
Investments in affiliated issuers, at value (cost $15,418,394)	15,337,214
Segregated cash with broker	107,942
Receivables:
Fund shares sold	5,846

Total assets	16,183,690

Liabilities:
Overdraft due to custodian bank	150,708
Foreign currency, at value (Cost $9,256)	9,146
Payable for:
Fund shares redeemed	39,443
Distribution and service fees	1,895
Variation margin	2,240
Miscellaneous	9,871

Total liabilities	213,303

Net Assets	$15,970,387

Net assets consist of:
Paid in capital	$24,619,560
Undistributed net investment income	213,075
Accumulated net realized loss on investments	(8,846,162)
Net unrealized depreciation on investments	(16,086)

Net assets	$15,970,387

A-Class:
Net assets	$2,050,086
Capital shares outstanding	108,405
Net asset value per share	$18.91

Maximum offering price per share (Net asset value divided by 95.25%)	$19.85

C-Class:
Net assets	$2,938,384
Capital shares outstanding	159,642
Net asset value per share	$18.40

H-Class:
Net assets	$10,981,917
Capital shares outstanding	580,754
Net asset value per share	$18.91

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Interest	$18

Total investment income	18

Expenses:
Distribution and service fees:
C-Class	12,560
Miscellaneous	249

Total expenses	12,809

Net investment loss	(12,791)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	27,379
Investments in affiliated issuers	(50,040)
Futures contracts	131,230
Foreign currency	41

Net realized gain	108,610

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(61,714)
Investments in affiliated issuers	(1,265,791)
Futures contracts	(4,542)
Foreign currency	28

Net change in unrealized appreciation (depreciation)	(1,332,019)

Net realized and unrealized loss	(1,223,409)

Net decrease in net assets resulting from operations	$(1,236,200)

18 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

ALTERNATIVE STRATEGIES ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year Ended
	September 30, 2011	March 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(12,791)	$168,401
Net realized gain (loss) on investments	108,610	(1,253,912)
Net change in unrealized appreciation (depreciation) on investments	(1,332,019)	1,318,460

Net increase (decrease) in net assets resulting from operations	(1,236,200)	232,949

Distributions to shareholders from:
Net investment income
A-Class	—	(28,424)[a]
C-Class	—	(26,948)[a]
H-Class	—	(106,353)[a]
Net realized gains
A-Class	—	(44,683)[a]
C-Class	—	(42,363)[a]
H-Class	—	(167,188)[a]

Total distributions to shareholders	—	(415,959)

Capital share transactions:
Proceeds from sale of shares
A-Class	321,818	1,435,110
C-Class	742,894	812,636
H-Class	1,910,296	6,506,749
Redemption fees collected
A-Class	—	54
C-Class	—	68
H-Class	—	209
Distributions reinvested
A-Class	—	65,586
C-Class	—	66,099
H-Class	—	140,841
Cost of shares redeemed
A-Class	(1,362,537)	(2,710,954)
C-Class	(978,165)	(4,349,793)
H-Class	(4,217,805)	(11,518,009)

Net decrease from capital share transactions	(3,583,499)	(9,551,404)

Net decrease in net assets	(4,819,699)	(9,734,414)
Net assets:
Beginning of period	20,790,086	30,524,500

End of period	$15,970,387	$20,790,086

Undistributed net investment income at end of period	$213,075	$225,866

Capital share activity:
Shares sold
A-Class	16,153	72,012
C-Class	37,945	41,750
H-Class	95,814	330,334
Shares issued from reinvestment of distributions
A-Class	—	3,316
C-Class	—	3,412
H-Class	—	7,120
Shares redeemed
A-Class	(68,633)	(137,310)
C-Class	(50,559)	(224,330)
H-Class	(212,865)	(585,220)

Net decrease in shares	(182,145)	(488,916)

[a]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 19

ALTERNATIVE STRATEGIES ALLOCATION FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008[b]

Per Share Data
Net asset value, beginning of period	$20.24	$20.16	$19.33	$24.84	$25.00

Income (loss) from investment operations:
Net investment income[c]	— [d]	.17	— [d]	.62	— [d]
Net gain (loss) on investments (realized and unrealized)	(1.33)	.27	.82	(5.69)	(.16)

Total from investment operations	(1.33)	.44	.82	(5.07)	(.16)

Less distributions from:
Net investment income	—	(.14)[h]	—	(.44)[h]	—
Net realized gains	—	(.22)[h]	—	(.03)[h]	—

Total distributions	—	(.36)	—	(.47)	—

Redemption fees collected	—	— [e]	.01	.03	— [e]

Net asset value, end of period	$18.91	$20.24	$20.16	$19.33	$24.84

Total Return[f]	(6.57%)	2.21%	4.29%	(20.39%)	(0.64%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,050	$3,257	$4,492	$5,816	$1,121

Ratios to average net assets:
Net investment income	— [i]	0.85%	0.16%	2.82%	0.16%
Total expenses[g]	— [i]	— [i]	— [i]	— [i]	—

Portfolio turnover rate	51%	123%	79%	88%	—

	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008[b]

Per Share Data
Net asset value, beginning of period	$19.78	$19.85	$19.17	$24.83	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.07)	.01	(.14)	.39	(.01)
Net gain (loss) on investments (realized and unrealized)	(1.31)	.28	.81	(5.60)	(.16)

Total from investment operations	(1.38)	.29	.67	(5.21)	(.17)

Less distributions from:
Net investment income	—	(.14)[h]	—	(.44)[h]	—
Net realized gains	—	(.22)[h]	—	(.03)[h]	—

Total distributions	—	(.36)	—	(.47)	—

Redemption fees collected	—	— [e]	.01	.02	— [e]

Net asset value, end of period	$18.40	$19.78	$19.85	$19.17	$24.83

Total Return[f]	(6.98%)	1.49%	3.55%	(21.00%)	(0.68%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,938	$3,407	$6,975	$7,750	$152

Ratios to average net assets:
Net investment income (loss)	(0.75%)	0.04%	(0.58%)	1.77%	(0.56%)
Total expenses[g]	0.75%	0.75%	0.75%	0.75%	0.68%

Portfolio turnover rate	51%	123%	79%	88%	—
20 | the RYDEX | SGI series funds semi-annual report

ALTERNATIVE STRATEGIES ALLOCATION FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,	March 31,	March 31,
H-Class	2011[a]	2011	2010	2009	2008[b]

Per Share Data
Net asset value, beginning of period	$20.24	$20.15	$19.32	$24.84	$25.00

Income (loss) from investment operations:
Net investment income[c]	— [d]	.16	.01	.56	— [d]
Net gain (loss) on investments (realized and unrealized)	(1.33)	.29	.81	(5.63)	(.16)

Total from investment operations	(1.33)	.45	.82	(5.07)	(.16)

Less distributions from:
Net investment income	—	(.14)[h]	—	(.44)[h]	—
Net realized gains	—	(.22)[h]	—	(.03)[h]	—

Total distributions	—	(.36)	—	(.47)	—

Redemption fees collected	—	— [e]	.01	.02	— [e]

Net asset value, end of period	$18.91	$20.24	$20.15	$19.32	$24.84

Total Return[f]	(6.57%)	2.26%	4.30%	(20.43%)	(0.64%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,982	$14,126	$19,057	$18,528	$3,893

Ratios to average net assets:
Net investment income	— [i]	0.79%	0.19%	2.55%	0.12%
Total expenses[g]	— [i]	— [i]	— [i]	— [i]	—

Portfolio turnover rate	51%	123%	79%	88%	—

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: March 7, 2008. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Net investment income is less than $0.01 per share.

[e]	Redemption fees collected are less than $0.01 per share.

[f]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[g]	Does not include expenses of the underlying funds in which the Fund invests.

[h]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

[i]	Less than 0.01%.
the RYDEX | SGI series funds semi-annual report | 21

FUND PROFILE (Unaudited)	September 30, 2011
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND
OBJECTIVE: Seeks to achieve capital growth.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2010
C-Class	June 30, 2010
H-Class	June 30, 2010
Institutional Class	June 30, 2010

Ten Largest Holdings
(% of Total Net Assets)

iShares iBoxx $ High Yield Corporate Bond Fund	1.8%
Fresenius Medical Care AG & Co. KGaA ADR	0.2%
Royal Bank of Scotland Group plc ADR	0.2%
Ford Motor Co.	0.2%
Anadarko Petroleum Corp.	0.1%
Exelon Corp.	0.1%
Las Vegas Sands Corp.	0.1%
American Tower Corp. — Class A	0.1%
CenturyLink, Inc.	0.1%
Capital One Financial Corp.	0.1%

Top Ten Total	3.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
22 | the RYDEX | SGI series funds semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

	Shares	Value

COMMON STOCKS† - 4.6%

CONSUMER DISCRETIONARY - 1.1%
Ford Motor Co.*	2,104	$20,346
Las Vegas Sands Corp.*	400	15,336
Wynn Resorts Ltd.	67	7,710
Dollar General Corp.*	190	7,174
Limited Brands, Inc.	169	6,508
Macy’s, Inc.	237	6,238
DISH Network Corp. — Class A*	248	6,215
Liberty Global, Inc. — Class A*	138	4,993
The Gap, Inc.	303	4,921
Virgin Media, Inc.	175	4,261
Starwood Hotels & Resorts Worldwide, Inc.	108	4,193
Expedia, Inc.	151	3,888
AutoNation, Inc.*	106	3,475
Sears Holdings Corp.*	60	3,451
Netflix, Inc.*	29	3,282
Sirius XM Radio, Inc.*	2,111	3,188
JC Penney Company, Inc.	119	3,187
Charter Communications, Inc. — Class A*	62	2,904
Royal Caribbean Cruises Ltd.	124	2,683
Wyndham Worldwide Corp.	94	2,680
Cablevision Systems Corp. — Class A	161	2,533
Lear Corp.	59	2,531
MGM Resorts International*	267	2,480
Melco Crown Entertainment Ltd. — Class Participation Certificate ADR*	285	2,368
TRW Automotive Holdings Corp.*	68	2,226
PVH Corp.	37	2,155
Interpublic Group of Companies, Inc.	266	1,915
GameStop Corp. — Class A*	79	1,825
Sally Beauty Holdings, Inc.*	103	1,710
Foot Locker, Inc.	85	1,708
Mohawk Industries, Inc.*	38	1,631
DR Horton, Inc.	176	1,591
Penn National Gaming, Inc.	44	1,465
Jarden Corp.	51	1,441
Lennar Corp. — Class A	101	1,368
Toll Brothers, Inc.*	93	1,342
Goodyear Tire & Rubber Co.*	133	1,342
Hanesbrands, Inc.	53	1,326
Dillard’s, Inc. — Class A	30	1,304
Gannett Company, Inc.	132	1,258
Service Corporation International	132	1,209
Cinemark Holdings, Inc.	64	1,208
Visteon Corp.*	28	1,204
HSN, Inc.	33	1,093
Education Management Corp.*	73	1,083
Wendy’s Co.	232	1,065
Sotheby’s	37	1,020
Regal Entertainment Group — Class A	84	986
Brinker International, Inc.	47	983
Rent-A-Center, Inc.	35	961
Lamar Advertising Co. — Class A*	51	869
Tenneco, Inc.*	33	845
Pulte Group, Inc.*	212	837
Dana Holding Corp.*	79	829
Live Nation Entertainment, Inc.*	100	801
Penske Automotive Group, Inc.	50	800

Total Consumer Discretionary		167,945

ENERGY - 0.8%
Anadarko Petroleum Corp.	264	16,645
Chesapeake Energy Corp.	334	8,534
Williams Companies, Inc.	312	7,594
El Paso Corp.	409	7,149
Southwestern Energy Co.*	177	5,899
Peabody Energy Corp.	146	4,946
Range Resources Corp.	79	4,618
Continental Resources, Inc.*	95	4,595
Consol Energy, Inc.	122	4,139
Pioneer Natural Resources Co.	59	3,880
Concho Resources, Inc.*	54	3,842
Linn Energy LLC	95	3,388
HollyFrontier Corp.	113	2,963
Newfield Exploration Co.*	71	2,818
Baytex Energy Corp.	62	2,584
QEP Resources, Inc.	94	2,545
Cimarex Energy Co.	45	2,506
Denbury Resources, Inc.*	212	2,438
Whiting Petroleum Corp.*	62	2,175
Alpha Natural Resources, Inc.*	122	2,158
SM Energy Co.	33	2,001
Dresser-Rand Group, Inc.*	43	1,743
Plains Exploration & Production Co.	72	1,635
Arch Coal, Inc.	111	1,618
Tesoro Corp.	78	1,519
Brigham Exploration Co.*	60	1,516
Cie Generale de Geophysique — Veritas ADR*	81	1,427
Oil States International, Inc.*	28	1,426
Precision Drilling Corp.*	145	1,202
EXCO Resources, Inc.	109	1,168
SandRidge Energy, Inc.	210	1,168
Copano Energy LLC	38	1,133
Superior Energy Services, Inc.	43	1,128
Oasis Petroleum, Inc.*	48	1,072
CVR Energy, Inc.*	47	994
Berry Petroleum Co. — Class A	28	991
SEACOR Holdings, Inc.	12	962
Rosetta Resources, Inc.*	27	924
Unit Corp.*	25	923

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 23

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

	Shares	Value

Bill Barrett Corp.*	25	$906
Teekay Corp.	39	882
Bristow Group, Inc.	20	849
McMoRan Exploration Co.*	85	844
Forest Oil Corp.*	58	835
Complete Production Services, Inc.*	42	792
Key Energy Services, Inc.*	78	740
Quicksilver Resources, Inc.*	93	705
Western Refining, Inc.*	48	598
W&T Offshore, Inc.	39	537
Patriot Coal Corp.*	47	398

Total Energy		128,052

FINANCIALS - 0.6%
Royal Bank of Scotland Group plc ADR*	3,067	21,868
Capital One Financial Corp.	278	11,017
Discover Financial Services	302	6,928
General Growth Properties, Inc.	528	6,389
Weyerhaeuser Co.	297	4,618
Host Hotels & Resorts, Inc.	376	4,114
Unum Group	172	3,605
CIT Group, Inc.*	111	3,371
KeyCorp	529	3,137
Leucadia National Corp.	135	3,062
SL Green Realty Corp.	46	2,675
CBRE Group, Inc. — Class A*	176	2,369
Regions Financial Corp.	684	2,278
DDR Corp.	152	1,657
E*Trade Financial Corp.*	156	1,421
Zions Bancorporation	101	1,421
TFS Financial Corp.*	171	1,390
American Capital Ltd.*	196	1,337
CapitalSource, Inc.	180	1,105
Forest City Enterprises, Inc. — Class A*	96	1,023
Entertainment Properties Trust	25	975
Credit Acceptance Corp.*	14	901
Omega Healthcare Investors, Inc.	56	892
First Citizens BancShares, Inc. — Class A	6	861
First Horizon National Corp.	144	858
MBIA, Inc.*	109	792
CNO Financial Group, Inc.*	140	757

Total Financials		90,821

HEALTH CARE - 0.5%
Fresenius Medical Care AG & Co. KGaA ADR	382	25,796
Boston Scientific Corp.*	1,023	6,046
Valeant Pharmaceuticals International, Inc.	157	5,828
Mylan, Inc.*	246	4,182
Life Technologies Corp.*	99	3,805
Elan Corp. plc ADR*	326	3,433
DaVita, Inc.*	53	3,322
Universal Health Services, Inc. — Class B	75	2,550
Coventry Health Care, Inc.*	82	2,362
Warner Chilcott plc — Class A*	140	2,002
Endo Pharmaceuticals Holdings, Inc.	65	1,819
Omnicare, Inc.	65	1,653
Bio-Rad Laboratories, Inc. — Class A*	16	1,452
Health Net, Inc.*	50	1,185
Teleflex, Inc.	22	1,183
Tenet Healthcare Corp.*	270	1,115
LifePoint Hospitals, Inc.*	29	1,063
Owens & Minor, Inc.	35	997
Health Management Associates, Inc. — Class A*	139	962
Alere, Inc.*	47	924
Community Health Systems, Inc.	52	865
HealthSouth Corp.*	54	806
Centene Corp.*	28	803

Total Health Care		74,153

INDUSTRIALS - 0.4%
L-3 Communications Holdings, Inc.	59	3,656
United Continental Holdings, Inc.*	186	3,605
Iron Mountain, Inc.	113	3,573
Delta Air Lines, Inc.*	474	3,555
CNH Global N.V.*	133	3,490
Verisk Analytics, Inc. — Class A*	100	3,477
Kansas City Southern*	61	3,047
Sensata Technologies Holding N.V.*	95	2,514
TransDigm Group, Inc.*	28	2,287
Hertz Global Holdings, Inc.*	231	2,056
BE Aerospace, Inc.	58	1,920
RR Donnelley & Sons Co.	113	1,596
Owens Corning*	69	1,496
Clean Harbors, Inc.*	29	1,488
Wabtec Corp.	27	1,427
Polypore International, Inc.	25	1,413
Masco Corp.	197	1,403
Spirit Aerosystems Holdings, Inc. — Class A*	86	1,372
Corrections Corporation of America*	60	1,361
TAM S.A. ADR	87	1,355
Triumph Group, Inc.	27	1,316
Navistar International Corp.	40	1,285
SPX Corp.	28	1,269
Hexcel Corp.*	55	1,219
Covanta Holding Corp.	80	1,215
Alliant Techsystems, Inc.	19	1,036
Esterline Technologies Corp.*	17	881
WESCO International, Inc.*	26	872

24 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2011
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

	Shares	Value

Gol Linhas Aereas Inteligentes S.A. ADR	150	$834
Moog, Inc. — Class A*	25	815
Oshkosh Corp.*	51	803
General Cable Corp.*	29	677
Terex Corp.*	60	616
Swift Transportation Co.*	77	496
Manitowoc Company, Inc.	72	483

Total Industrials		59,908

TELECOMMUNICATION SERVICES - 0.3%
American Tower Corp. — Class A*	216	11,621
CenturyLink, Inc.	334	11,062
Crown Castle International Corp.*	159	6,467
Sprint Nextel Corp.*	1,658	5,040
Frontier Communications Corp.	559	3,416
Windstream Corp.	284	3,311
NII Holdings, Inc.*	95	2,560
SBA Communications Corp. — Class A*	63	2,172
MetroPCS Communications, Inc.*	197	1,716
Level 3 Communications, Inc.*	932	1,389
tw telecom, Inc. — Class A*	83	1,371
Clearwire Corp. — Class A*	548	1,277
Global Crossing Ltd.*	33	789

Total Telecommunication Services		52,191

UTILITIES - 0.3%
Exelon Corp.	366	15,595
FirstEnergy Corp.	232	10,419
AES Corp.*	435	4,246
Ameren Corp.	134	3,989
Calpine Corp.*	244	3,435
Northeast Utilities	98	3,298
NRG Energy, Inc.*	132	2,800
CMS Energy Corp.	140	2,771
N.V. Energy, Inc.	130	1,912
GenOn Energy, Inc.*	417	1,159

Total Utilities		49,624

MATERIALS - 0.3%
CF Industries Holdings, Inc.	38	4,689
Ball Corp.	93	2,885
Celanese Corp. — Class A	86	2,798
Nalco Holding Co.	77	2,693
Crown Holdings, Inc.*	86	2,632
MeadWestvaco Corp.	94	2,309
Vulcan Materials Co.	72	1,984
Ashland, Inc.	43	1,898
Rock-Tenn Co. — Class A	38	1,850
United States Steel Corp.	79	1,739
Scotts Miracle-Gro Co. — Class A	36	1,606
Sealed Air Corp.	89	1,486
Silgan Holdings, Inc.	39	1,433
Rockwood Holdings, Inc.*	42	1,415
Owens-Illinois, Inc.	90	1,361
Huntsman Corp.	132	1,276
Westlake Chemical Corp.	36	1,234
NewMarket Corp.	8	1,215
Compass Minerals International, Inc.	18	1,202
Steel Dynamics, Inc.	120	1,190
Greif, Inc. — Class A	25	1,072
Methanex Corp.	51	1,063
Solutia, Inc.*	66	848
AbitibiBowater, Inc.*	53	795
Olin Corp.	44	792
Graphic Packaging Holding Co.*	210	725

Total Materials		44,190

INFORMATION TECHNOLOGY - 0.2%
Fidelity National Information Services, Inc.	169	4,110
Alcatel-Lucent ADR*	1,285	3,637
Seagate Technology plc	236	2,426
Equinix, Inc.*	26	2,310
Jabil Circuit, Inc.	121	2,153
NXP Semiconductor N.V.*	142	2,005
Solera Holdings, Inc.	39	1,969
Advanced Micro Devices, Inc.*	381	1,935
Brocade Communications Systems, Inc.*	260	1,123
EchoStar Corp. — Class A*	48	1,085
Anixter International, Inc.	19	901
Viasat, Inc.*	23	766
CoreLogic, Inc.*	62	662

Total Information Technology		25,082

CONSUMER STAPLES - 0.1%
Tyson Foods, Inc. — Class A	211	3,663
Constellation Brands, Inc. — Class A*	118	2,124
Smithfield Foods, Inc.	92	1,794
TreeHouse Foods, Inc.*	20	1,237
Dean Foods Co.*	103	914
Darling International, Inc.	63	793
SUPERVALU, Inc.	116	772

Total Consumer Staples		11,297

Total Common Stocks (Cost $899,422)		703,263

EXCHANGE TRADED FUND†- 1.8%
iShares iBoxx $ High Yield Corporate Bond Fund	3,200	264,736

Total Exchange Traded Fund (Cost $276,011)		264,736

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 25

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2011
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 59.6%
Fannie Mae[1]
0.10% due 12/14/11	$3,000,000	$2,999,880
0.23% due 04/02/12	3,000,000	2,999,395

Total Fannie Mae		5,999,275

Freddie Mac[1]
0.22% due 01/18/12	3,000,000	2,999,823

Total Federal Agency Discount Notes (Cost $8,993,828)		8,999,098

REPURCHASE AGREEMENTS††,2 - 12.8%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	1,044,528	1,044,528
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	516,598	516,598
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	367,135	367,135

Total Repurchase Agreements (Cost $1,928,261)		1,928,261

Total Investments - 78.8% (Cost $12,097,522)		$11,895,358

Cash & Other Assets, Less Liabilities - 21.2%		3,201,203

Total Net Assets - 100.0%		$15,096,561

		Unrealized
	Units	Loss

CORPORATE BOND INDEX SWAP AGREEMENT††
Credit Suisse Capital LLC October 2011 iShares iBoxx High Yield Corporate Bond Fund Index Swap, Terminating 10/31/11[3] (Notional Value $7,595,510)	91,811	$(163,579)

EQUITY INDEX SWAP AGREEMENT††
Credit Suisse Capital LLC October 2011 Russell 2000 Index Swap, Terminating 10/31/11[4] (Notional Value $2,347,563)	3,644	(67,832)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	Repurchase Agreements — See Note 5.

[3]	Total Return based on iShares iBoxx High Yield Corporate Bond Fund Index +/- financing at a variable rate.

[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

ADR — American Depositary Receipt

plc — Public Limited Company

26 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2011

Assets:
Investments, at value (cost $10,169,261)	$9,967,097
Repurchase agreements, at value (cost $1,928,261)	1,928,261
Segregated cash with broker	3,556,376
Receivables:
Dividends	344
Fund shares sold	48

Total assets	15,452,126

Liabilities:
Unrealized depreciation on swap agreements	231,411
Payable for:
Fund shares redeemed	57,710
Licensing fees	37,922
Management fees	11,591
Distribution and service fees	3,929
Transfer agent and administrative fees	3,220
Portfolio accounting fees	1,288
Miscellaneous	8,494

Total liabilities	355,565

Net assets	$15,096,561

Net assets consist of :
Paid in capital	$16,902,135
Accumulated net investment loss	(169,394)
Accumulated net realized loss on investments	(1,202,605)
Net unrealized depreciation on investments	(433,575)

Net assets	$15,096,561

A-Class:
Net assets	$6,813,056
Capital shares outstanding	287,658
Net asset value per share	$23.68

Maximum offering price per share (Net asset value divided by 95.25%)	$24.86

C-Class:
Net assets	$1,175,458
Capital shares outstanding	50,176
Net asset value per share	$23.42

H-Class:
Net assets	$6,901,088
Capital shares outstanding	291,365
Net asset value per share	$23.68

Institutional Class:
Net assets	$206,959
Capital shares outstanding	8,709
Net asset value per share	$23.76

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2011

Investment Income :
Dividends (net of foreign withholding tax of $34)	$13,111
Interest	12,142

Total investment income	25,253

Expenses:
Management fees	90,971
Transfer agent and administrative fees	25,270
Distribution and service fees:
A-Class	11,832
C-Class	7,273
H- Class	11,449
Portfolio accounting fees	10,108
Licensing fees	30,163
Trustees’ fees*	640
Prime broker interest expense	275
Miscellaneous	16,410

Total expenses	204,391
Less expenses waived by Advisor	(9,744)

Net expenses	194,647

Net investment loss	(169,394)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(150,584)
Swap agreements	(1,408,624)
Futures contracts	(11,236)
Securities sold short	7,316

Net realized loss	(1,563,128)

Net change in unrealized appreciation (depreciation) on:
Investments	(205,337)
Swap agreements	(401,079)

Net change in unrealized appreciation (depreciation)	(606,416)

Net realized and unrealized loss	(2,169,544)

Net decrease in net assets resulting from operations	$(2,338,938)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a) (19) of the 1940 Act.

See Notes to Financial Statements	the RYDEX | SGI series funds semi- annual report | 27

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September 30,	Period Ended
	2011	March 31,
	(Unaudited)	2011[a]

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(169,394)	$(157,395)
Net realized gain (loss) on investments	(1,563,128)	1,757,786
Net change in unrealized appreciation (depreciation) on investments	(606,416)	175,841

Net increase (decrease) in net assets resulting from operations	(2,338,938)	1,773,232

Distributions to shareholders from:
Net realized gains
A-Class	—	(585,261)
C-Class	—	(53,531)
H-Class	—	(238,566)
Institutional Class	—	(984)

Total distributions to shareholders	—	(878,342)

Capital share transactions:
Proceeds from sale of shares
A-Class	8,862,424	23,804,628
C-Class	405,712	1,566,171
H-Class	11,203,764	10,028,018
Institutional Class	199,860	66,975
Redemption fees collected
A-Class	—	144
C-Class	—	— [b]
H-Class	—	26
Institutional Class	—	— [b]
Distributions reinvested
A-Class	—	547,724
C-Class	—	38,503
H-Class	—	222,004
Institutional Class	—	984
Cost of shares redeemed
A-Class	(12,581,465)	(13,391,287)
C-Class	(401,983)	(253,411)
H-Class	(12,121,370)	(1,616,324)
Institutional Class	(30,269)	(10,219)

Net increase (decrease) from capital share transactions	(4,463,327)	21,003,936

Net increase (decrease) in net assets	(6,802,265)	21,898,826
Net assets:
Beginning of year	21,898,826	—

End of year	$15,096,561	$21,898,826

Accumulated net investment loss at end of year	$(169,394)	$—

Capital share activity:
Shares sold
A-Class	334,619	917,830
C-Class	15,488	59,379
H-Class	421,242	383,699
Institutional Class	7,642	2,546
Shares issued from reinvestment of distributions
A-Class	—	21,530
C-Class	—	1,521
H-Class	—	8,727
Institutional Class	—	39
Shares redeemed
A-Class	(478,514)	(507,807)
C-Class	(16,426)	(9,786)
H-Class	(460,741)	(61,562)
Institutional Class	(1,130)	(388)

Net increase (decrease) in shares	(177,820)	815,728

[a]	Since commencement of operations: June 30, 2010.

[b]	Redemption fees collected are less than $1.00.

28 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	September 30,	March 31,
A-Class	2011[a]	2011[b]

Per Share Data
Net asset value, beginning of period	$26.86	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.21)	(.33)
Net gain (loss) on investments (realized and unrealized)	(2.97)	4.27

Total from investment operations	(3.18)	3.94

Less distributions from:
Net realized gains	—	(2.08)

Total distributions	—	(2.08)

Net asset value, end of period	$23.68	$26.86

Total Return[d]	(11.84%)	16.24%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,813	$11,591

Ratios to average net assets:
Net investment loss	(1.63%)	(1.65%)
Total expenses	1.97%	2.03%
Net expenses[e]	1.87%	1.89%

Portfolio turnover rate	351%	—

	Period Ended	Period Ended
	September 30,	March 31,
C-Class	2011[a]	2011[b]

Per Share Data
Net asset value, beginning of period	$26.67	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.31)	(.48)
Net gain (loss) on investments (realized and unrealized)	(2.94)	4.23

Total from investment operations	(3.25)	3.75

Less distributions from:
Net realized gains	—	(2.08)

Total distributions	—	(2.08)

Net asset value, end of period	$23.42	$26.67

Total Return[d]	(12.19%)	15.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,175	$1,363

Ratios to average net assets:
Net investment loss	(2.37%)	(2.42%)
Total expenses	2.71%	2.79%
Net expenses[e]	2.62%	2.65%

Portfolio turnover rate	351%	—
the RYDEX | SGI series funds semi-annual report | 29

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	September 30,	March 31,
H-Class	2011[a]	2011[b]

Per Share Data
Net asset value, beginning of period	$26.86	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.21)	(.33)
Net gain (loss) on investments (realized and unrealized)	(2.97)	4.27

Total from investment operations	(3.18)	3.94

Less distributions from:
Net realized gains	—	(2.08)

Total distributions	—	(2.08)

Net asset value, end of period	$23.68	$26.86

Total Return[d]	(11.84%)	16.24%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,901	$8,886

Ratios to average net assets:
Net investment loss	(1.62%)	(1.67%)
Total expenses	1.97%	2.04%
Net expenses[e]	1.87%	1.90%

Portfolio turnover rate	351%	—

	Period Ended	Period Ended
	September 30,	March 31,
Institutional Class	2011[a]	2011[b]

Per Share Data
Net asset value, beginning of period	$26.91	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.18)	(.27)
Net gain (loss) on investments (realized and unrealized)	(2.97)	4.26

Total from investment operations	(3.15)	3.99

Less distributions from:
Net realized gains	—	(2.08)

Total distributions	—	(2.08)

Net asset value, end of period	$23.76	$26.91

Total Return[d]	(11.71%)	16.45%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$207	$59

Ratios to average net assets:
Net investment loss	(1.37%)	(1.42%)
Total expenses	1.67%	1.79%
Net expenses[e]	1.60%	1.65%

Portfolio turnover rate	351%	—

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment loss per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Net expense information reflects the expense ratios after expense waivers.
30 | the RYDEX | SGI series funds semi-annual report

FUND PROFILE (Unaudited)	September 30, 2011
ALTERNATIVE STRATEGIES FUND

OBJECTIVE: Seeks to achieve long-term capital appreciation.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2010
C-Class	June 30, 2010
H-Class	June 30, 2010
Institutional Class	June 30, 2010
The Fund invests principally in derivative investments such as futures contracts.
the RYDEX | SGI series funds semi-annual report | 31

SCHEDULE OF INVESTMENTS (Unaudited) ALTERNATIVE STRATEGIES FUND	September 30, 2011

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 99.0%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	$1,867,121	$1,867,121
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	923,433	923,433
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	656,264	656,264

Total Repurchase Agreements (Cost $3,446,818)		3,446,818

Total Investments - 99.0% (Cost $3,446,818)		$3,446,818

Cash & Other Assets, Less Liabilities - 1.0%		36,559

Total Net Assets - 100.0%		$3,483,377

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
December 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $64,060)	1	$(3,093)
December 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $450,800)	8	(10,111)
December 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $402,870)	6	(18,095)
December 2011 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $294,455)	7	(49,049)

(Total Aggregate Value of Contracts $1,212,185)		$(80,348)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2011 EURO Currency Futures Contracts (Aggregate Value of Contracts $334,775)	2	6,345

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

32 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

ALTERNATIVE STRATEGIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2011

Assets:
Repurchase agreements, at value (cost $3,446,818)	$3,446,818
Segregated cash with broker	123,450
Prepaid expenses	505

Total assets	3,570,773

Liabilities:
Payable for:
Variation margin	41,540
Fund shares redeemed	29,956
Licensing fees	9,288
Management fees	2,703
Distribution and service fees	831
Transfer agent and administrative fees	751
Portfolio accounting fees	300
Miscellaneous	2,027

Total liabilities	87,396

Net assets	$3,483,377

Net assets consist of:
Paid in capital	$3,723,372
Accumulated net investment loss	(39,410)
Accumulated net realized loss on investments	(126,582)
Net unrealized depreciation on investments	(74,003)

Net assets	$3,483,377

A-Class:
Net assets	$2,178,855
Capital shares outstanding	92,359
Net asset value per share	$23.59

Maximum offering price per share (Net asset value divided by 95.25%)	$24.77

C-Class:
Net assets	$137,645
Capital shares outstanding	5,891
Net asset value per share	$23.36

H-Class:
Net assets	$1,138,476
Capital shares outstanding	48,258
Net asset value per share	$23.59

Institutional Class:
Net assets	$28,401
Capital shares outstanding	1,200
Net asset value per share	$23.66

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2011

Investment Income:
Interest	$2,429

Total investment income	2,429

Expenses:
Management fees	19,697
Transfer agent and administrative fees	5,471
Distribution and service fees:
A-Class	3,511
C-Class	468
H-Class	1,817
Portfolio accounting fees	2,189
Licensing fees	8,754
Trustees’ fees*	166
Miscellaneous	3,526

Total expenses	45,599
Less expenses waived by Advisor	(3,760)

Net expenses	41,839

Net investment loss	(39,410)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	(146,700)

Net realized loss	(146,700)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,576)
Futures contracts	(129,943)

Net change in unrealized appreciation (depreciation)	(131,519)

Net realized and unrealized loss	(278,219)

Net decrease in net assets resulting from operations	$(317,629)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a) (19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 33

ALTERNATIVE STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Period
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011[a]

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(39,410)	$(56,730)
Net realized gain (loss) on investments	(146,700)	310,930
Net change in unrealized appreciation (depreciation) on investments	(131,519)	57,516

Net increase (decrease) in net assets resulting from operations	(317,629)	311,716

Distributions to shareholders from:
Net realized gains
A-Class	—	(138,451)
C-Class	—	(2,119)
H-Class	—	(67,622)
Institutional Class	—	(496)

Total distributions to shareholders	—	(208,688)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,452,914	4,899,753
C-Class	101,903	96,599
H-Class	1,356,693	2,713,303
Institutional Class	19,627	10,000
Distributions reinvested
A-Class	—	137,098
C-Class	—	1,383
H-Class	—	67,621
Institutional Class	—	496
Cost of shares redeemed
A-Class	(3,575,022)	(1,616,918)
C-Class	(18,205)	(32,330)
H-Class	(1,902,980)	(1,013,957)
Institutional Class	—	—

Net increase (decrease) from capital share transactions	(1,565,070)	5,263,048

Net increase (decrease) in net assets	(1,882,699)	5,366,076
Net assets:
Beginning of year	5,366,076	—

End of year	$3,483,377	$5,366,076

Accumulated net investment loss at end of year	$(39,410)	$—

Capital share activity:
Shares sold
A-Class	96,501	194,909
C-Class	4,042	3,792
H-Class	53,292	106,986
Institutional Class	780	400
Shares issued from reinvestment of distributions
A-Class	—	5,430
C-Class	—	55
H-Class	—	2,678
Institutional Class	—	20
Shares redeemed
A-Class	(141,684)	(62,797)
C-Class	(721)	(1,277)
H-Class	(75,183)	(39,515)
Institutional Class	—	—

Net increase (decrease) in shares	(62,973)	210,681

[a]	Since commencement of operations: June 30, 2010.

34 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	September 30,	March 31,
A-Class	2011[a]	2011[b]

Per Share Data
Net asset value, beginning of period	$25.47	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.22)	(.32)
Net gain (loss) on investments (realized and unrealized)	(1.66)	2.03

Total from investment operations	(1.88)	1.71

Less distributions from:
Net realized gains	—	(1.24)

Total distributions	—	(1.24)

Net asset value, end of period	$23.59	$25.47

Total Return[d]	(7.38%)	6.89%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,179	$3,503

Ratios to average net assets:
Net investment loss	(1.79%)	(1.63%)
Total expenses	2.07%	2.08%
Net expenses[e]	1.90%	1.89%

Portfolio turnover rate	—	—

	Period Ended	Period Ended
	September 30,	March 31,
C-Class	2011[a]	2011[b]

Per Share Data
Net asset value, beginning of period	$25.33	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.32)	(.46)
Net gain (loss) on investments (realized and unrealized)	(1.65)	2.03

Total from investment operations	(1.97)	1.57

Less distributions from:
Net realized gains	—	(1.24)

Total distributions	—	(1.24)

Net asset value, end of period	$23.36	$25.33

Total Return[d]	(7.78%)	6.32%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$138	$65

Ratios to average net assets:
Net investment loss	(2.56%)	(2.38%)
Total expenses	2.82%	2.84%
Net expenses[e]	2.65%	2.64%

Portfolio turnover rate	—	—
the RYDEX | SGI series funds semi-annual report | 35

ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	September 30,	March 31,
H-Class	2011[a]	2011[b]

Per Share Data
Net asset value, beginning of period	$25.47	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.22)	(.32)
Net gain (loss) on investments (realized and unrealized)	(1.66)	2.03

Total from investment operations	(1.88)	1.71

Less distributions from:
Net realized gains	—	(1.24)

Total distributions	—	(1.24)

Net asset value, end of period	$23.59	$25.47

Total Return[d]	(7.38%)	6.89%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,138	$1,787

Ratios to average net assets:
Net investment loss	(1.78%)	(1.63%)
Total expenses	2.07%	2.08%
Net expenses[e]	1.90%	1.89%

Portfolio turnover rate	—	—

	Period Ended	Period Ended
	September 30,	March 31,
Institutional Class	2011[a]	2011[b]

Per Share Data
Net asset value, beginning of period	$25.52	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.20)	(.27)
Net gain (loss) on investments (realized and unrealized)	(1.66)	2.03

Total from investment operations	(1.86)	1.76

Less distributions from:
Net realized gains	—	(1.24)

Total distributions	—	(1.24)

Net asset value, end of period	$23.66	$25.52

Total Return[d]	(7.29%)	7.09%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28	$11

Ratios to average net assets:
Net investment loss	(1.58%)	(1.38%)
Total expenses	1.82%	1.83%
Net expenses[e]	1.65%	1.64%

Portfolio turnover rate	—	—

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment loss per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Net expense information reflects the expense ratios after expense waivers.
36 | the RYDEX | SGI series funds semi-annual report

FUND PROFILE (Unaudited)	September 30, 2011
LONG SHORT EQUITY STRATEGY FUND
OBJECTIVE: Seeks to achieve long-term capital appreciation with less volatility than the S&P 500 Index.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2010
C-Class	June 30, 2010
H-Class	June 30, 2010
Institutional Class	June 30, 2010
The Fund invests principally in exchange traded funds and futures contracts.
the RYDEX | SGI series funds semi-annual report | 37

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
LONG SHORT EQUITY STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTE†† - 17.7%
Freddie Mac[1]
0.10% due 12/14/11	$1,000,000	$999,960

Total Federal Agency Discount Note (Cost $999,784)		999,960

FEDERAL AGENCY NOTE†† - 17.6%
Federal Home Loan Bank[2] 0.13% due 05/15/12	1,000,000	999,169

Total Federal Agency Note (Cost $999,667)		999,169

REPURCHASE AGREEMENTS††,3 - 33.6%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	1,031,232	1,031,232
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	510,022	510,022
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	362,462	362,462

Total Repurchase Agreements (Cost $1,903,716)		1,903,716

Total Long Investments - 68.9% (Cost $3,903,167)		$3,902,845

	Shares	Value

EXCHANGE TRADED FUND SOLD SHORT† - (19.1)%
Consumer Discretionary Select Sector SPDR Fund	31,000	$(1,082,520)

Total Exchange Traded Fund Sold Short (Proceeds $1,167,943)		(1,082,520)

Cash & Other Assets, Less Liabilities - 50.2%		2,841,878

Total Net Assets - 100.0%		$5,662,203

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED†
December 2011 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $1,622,030)	38	$(25,551)
December 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $872,885)	13	(61,126)
December 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,729,620)	27	(189,043)

(Total Aggregate Value of Contracts $4,224,535)		$(275,720)

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements — See Note 5.

38 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

LONG SHORT EQUITY STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2011

Assets:
Investments, at value (cost $1,999,451)	$1,999,129
Repurchase agreements, at value (cost $1,903,716)	1,903,716
Segregated cash with broker	3,033,471
Prepaid expenses	572
Receivables:
Interest	166

Total assets	6,937,054

Liabilities:
Securities sold short, at value (proceeds $1,167,943)	1,082,520
Payable for:
Variation margin	134,370
Fund shares redeemed	34,803
Management fees	4,361
Distribution and service fees	1,317
Transfer agent and administrative fees	1,211
Portfolio accounting fees	485
Miscellaneous	15,784

Total liabilities	1,274,851

Net Assets	$5,662,203

Net assets consist of:
Paid in capital	$6,002,034
Accumulated net investment loss	(77,173)
Accumulated net realized loss on investments	(72,039)
Net unrealized depreciation on investments	(190,619)

Net assets	$5,662,203

A-Class:
Net assets	$3,604,502
Capital shares outstanding	146,197
Net asset value per share	$24.65

Maximum offering price per share (Net asset value divided by 95.25%)	$25.88

C-Class:
Net assets	$199,723
Capital shares outstanding	8,177
Net asset value per share	$24.42

H-Class:
Net assets	$1,744,252
Capital shares outstanding	70,746
Net asset value per share	$24.65

Institutional Class:
Net assets	$113,726
Capital shares outstanding	4,598
Net asset value per share	$24.73

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2011

Investment income:
Dividends	$5,045
Interest	1,895

Total investment income	6,940

Expenses:
Management fees	31,811
Transfer agent and administrative fees	8,836
Distribution and service fees:
A-Class	5,595
C-Class	973
H-Class	2,917
Portfolio accounting fees	3,535
Short sales dividend expense	14,457
Licensing fees	12,371
Prime broker interest expense	1,954
Trustees’ fees*	198
Miscellaneous	5,750

Total expenses	88,397
Less expenses waived by Advisor	(4,284)

Net expenses	84,113

Net investment loss	(77,173)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(204,907)
Futures contracts	(154,335)
Securities sold short	204,386

Net realized loss	(154,856)

Net change in unrealized appreciation (depreciation) on:
Investments	(88,415)
Securities sold short	140,231
Futures contracts	(334,126)

Net change in unrealized appreciation (depreciation)	(282,310)

Net realized and unrealized loss	(437,166)

Net decrease in net assets resulting from operations	$(514,339)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a) (19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 39

LONG SHORT EQUITY STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September 30,	Period Ended
	2011	March 31,
	(Unaudited)	2011[a]

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(77,173)	$(48,229)
Net realized gain (loss) on investments	(154,856)	381,521
Net change in unrealized appreciation (depreciation) on investments	(282,310)	91,691

Net increase (decrease) in net assets resulting from operations	(514,339)	424,983

Distributions to shareholders from:
Net realized gains
A-Class	—	(138,650)
C-Class	—	(11,501)
H-Class	—	(73,618)
Institutional Class	—	(746)

Total distributions to shareholders	—	(224,515)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,944,826	4,544,525
C-Class	88,644	221,155
H-Class	2,564,806	3,147,114
Institutional Class	90,426	52,500
Distributions reinvested
A-Class	—	138,650
C-Class	—	11,501
H-Class	—	73,616
Institutional Class	—	746
Cost of shares redeemed
A-Class	(3,660,445)	(1,168,664)
C-Class	(64,169)	(41,123)
H-Class	(2,654,477)	(1,285,677)
Institutional Class	(27,880)	—

Net increase from capital share transactions	281,731	5,694,343

Net increase (decrease) in net assets	(232,608)	5,894,811
Net assets:
Beginning of year	5,894,811	—

End of year	$5,662,203	$5,894,811

Accumulated net investment loss at end of year	$(77,173)	$—

Capital share activity:
Shares sold
A-Class	147,298	176,581
C-Class	3,442	8,371
H-Class	94,599	121,888
Institutional Class	3,602	2,012
Shares issued from reinvestment of distributions
A-Class	—	5,401
C-Class	—	450
H-Class	—	2,869
Institutional Class	—	29
Shares redeemed
A-Class	(138,507)	(44,576)
C-Class	(2,485)	(1,601)
H-Class	(99,227)	(49,383)
Institutional Class	(1,045)	—

Net increase in shares	7,677	222,041

[a]	Since commencement of operations: June 30, 2010.

40 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

LONG SHORT EQUITY STRATEGY FUND

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	September 30,	March 31,
A-Class	2011[a]	2011[b]

Per Share Data
Net asset value, beginning of period	$26.55	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.29)	(.36)
Net gain (loss) on investments (realized and unrealized)	(1.61)	3.78

Total from investment operations	(1.90)	3.42

Less distributions from:
Net realized gains	—	(1.87)

Total distributions	—	(1.87)

Net asset value, end of period	$24.65	$26.55

Total Return[d]	(7.16%)	13.92%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,605	$3,648

Ratios to average net assets:
Net investment loss	(2.17%)	(1.86%)
Total expenses	2.49%	2.52%
Net expenses[e]	2.37%	2.38%
Operating expenses[f]	1.90%	1.90%

Portfolio turnover rate	188%	142%

	Period Ended	Period Ended
	September 30,	March 31,
C-Class	2011[a]	2011[b]

Per Share Data
Net asset value, beginning of period	$26.40	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.38)	(.49)
Net gain (loss) on investments (realized and unrealized)	(1.60)	3.76

Total from investment operations	(1.98)	3.27

Less distributions from:
Net realized gains	—	(1.87)

Total distributions	—	(1.87)

Net asset value, end of period	$24.42	$26.40

Total Return[d]	(7.50%)	13.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$200	$191

Ratios to average net assets:
Net investment loss	(2.93%)	(2.48%)
Total expenses	3.25%	3.23%
Net expenses[e]	3.13%	3.08%
Operating expenses[f]	2.65%	2.65%

Portfolio turnover rate	188%	142%
the RYDEX | SGI series funds semi-annual report | 41

LONG SHORT EQUITY STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	September 30,	March 31,
H-Class	2011[a]	2011[b]

Per Share Data
Net asset value, beginning of period	$26.55	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.29)	(.36)
Net gain (loss) on investments (realized and unrealized)	(1.61)	3.78

Total from investment operations	(1.90)	3.42

Less distributions from:
Net realized gains	—	(1.87)

Total distributions	—	(1.87)

Net asset value, end of period	$24.65	$26.55

Total Return[d]	(7.16%)	13.92%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,744	$2,001

Ratios to average net assets:
Net investment loss	(2.15%)	(1.85%)
Total expenses	2.47%	2.50%
Net expenses[e]	2.34%	2.36%
Operating expenses[f]	1.90%	1.89%

Portfolio turnover rate	188%	142%

	Period Ended	Period Ended
	September 30,	March 31,
Institutional Class	2011[a]	2011[b]

Per Share Data
Net asset value, beginning of period	$26.60	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.26)	(.28)
Net gain (loss) on investments (realized and unrealized)	(1.61)	3.75

Total from investment operations	(1.87)	3.47

Less distributions from:
Net realized gains	—	(1.87)

Total distributions	—	(1.87)

Net asset value, end of period	$24.73	$26.60

Total Return[d]	(7.03%)	14.12%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$114	$54

Ratios to average net assets:
Net investment loss	(1.99%)	(1.45%)
Total expenses	2.27%	2.33%
Net expenses[e]	2.15%	2.19%
Operating expenses[f]	1.65%	1.65%

Portfolio turnover rate	188%	142%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment loss per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Net expense information reflects the expense ratios after expense waivers.

[f]	Operating expenses exclude interest and dividend expense from securities sold short.
42 | the RYDEX | SGI series funds semi-annual report

FUND PROFILE (Unaudited)	September 30, 2011
LONG SHORT INTEREST RATE STRATEGY FUND
OBJECTIVE: Seeks to maximize total return by taking advantage of price movements in the U.S. Treasury bond market.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2010
C-Class	June 30, 2010
H-Class	June 30, 2010
Institutional Class	June 30, 2010
The Fund invests principally in derivative investments such as futures contracts.
the RYDEX | SGI series funds semi-annual report | 43

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
LONG SHORT INTEREST RATE STRATEGY FUND

	FACE
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES†† - 88.3%
Freddie Mac[1]
0.24% due 11/01/11	$10,000,000	$9,999,840
0.22% due 12/01/11	10,000,000	9,999,670
0.22% due 01/18/12	10,000,000	9,999,410
0.23% due 03/14/12	10,000,000	9,998,640

Total Freddie Mac		39,997,560

Fannie Mae[1]
0.10% due 12/14/11	15,000,000	14,999,400
0.23% due 02/21/12	10,000,000	9,999,220
0.23% due 04/02/12	5,000,000	4,998,990

Total Fannie Mae		29,997,610

Farmer Mac[2]
0.20% due 05/11/12	15,000,000	14,995,395
0.33% due 12/23/11	5,000,000	4,999,775

Total Farmer Mac		19,995,170

Federal Farm Credit Bank[2]
0.26% due 03/08/12	15,000,000	14,998,035
Federal Home Loan Bank[2]
0.20% due 02/13/12	10,000,000	9,999,260

Total Federal Agency Discount Notes (Cost $114,911,639)		114,987,635

FEDERAL AGENCY NOTE†† - 11.5%
Federal Farm Credit Bank[2]
0.24% due 06/20/12	15,000,000	14,996,790

Total Federal Agency Note (Cost $15,001,186)		14,996,790

REPURCHASE AGREEMENTS††,3 - 0.0%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	282	282
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	140	140
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	99	99

Total Repurchase Agreements (Cost $521)		521

Total Investments - 99.8% (Cost $129,913,346)		$129,984,946

Cash & Other Assets, Less Liabilities - 0.2%		217,561

Total Net Assets - 100.0%		$130,202,507

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2011 Ultra Long U.S. Treasury Bond Futures Contracts (Aggregate Value of Contracts $21,322,750)	134	$1,525,025
December 2011 Ultra Long U.S. Treasury Bond Futures Contracts (Aggregate Value of Contracts $23,166,000)	162	654,248
December 2011 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $69,423,250)	533	231,887
December 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $77,086,898)	629	(47,341)
December 2011 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $94,046,750)	427	(77,213)

(Total Aggregate Value of Contracts $285,045,648)		$2,286,606

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements — See Note 5.

44 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

LONG SHORT INTEREST RATE STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2011

Assets:
Investments, at value (cost $129,912,825)	$129,984,425
Repurchase agreements, at value (cost $521)	521
Segregated cash with broker	2,772,200
Receivables:
Variation margin	668,703
Fund shares sold	42,348
Interest	10,100

Total assets	133,478,297

Liabilities:
Overdraft due to custodian bank	2,209,000
Payable for:
Fund shares redeemed	848,515
Management fees	83,120
Distribution and service fees	30,438
Transfer agent and administrative fees	27,707
Portfolio accounting fees	11,082
Miscellaneous	65,928

Total liabilities	3,275,790

Net assets	$130,202,507

Net assets consist of:
Paid in capital	$142,790,695
Accumulated net investment loss	(1,056,132)
Accumulated net realized loss on investments	(13,890,262)
Net unrealized appreciation on investments	2,358,206

Net assets	$130,202,507

A-Class:
Net assets	$39,590,902
Capital shares outstanding	1,670,810
Net asset value per share	$23.69

Maximum offering price per share (Net asset value divided by 95.25%)	$24.88

C-Class:
Net assets	$17,472,298
Capital shares outstanding	744,297
Net asset value per share	$23.47

H-Class:
Net assets	$34,975,807
Capital shares outstanding	1,476,097
Net asset value per share	$23.69

Institutional Class:
Net assets	$38,163,500
Capital shares outstanding	1,605,971
Net asset value per share	$23.76

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Interest	$147,313

Total investment income	147,313

Expenses:
Management fees	588,236
Transfer agent and administrative fees	196,079
Distribution and service fees:
A-Class	64,589
C-Class	89,374
H-Class	54,467
Portfolio accounting fees	78,431
Trustees’ fees*	4,666
Miscellaneous	127,603

Total expenses	1,203,445

Net investment loss	(1,056,132)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	(10,689,394)

Net realized loss	(10,689,394)

Net change in unrealized appreciation (depreciation) on:
Investments	51,285
Futures contracts	2,630,864

Net change in unrealized appreciation (depreciation)	2,682,149

Net realized and unrealized loss	(8,007,245)

Net decrease in net assets resulting from operations	$(9,063,377)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a) (19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 45

LONG SHORT INTEREST RATE STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September 30,	Period Ended
	2011	March 31,
	(Unaudited)	2011[a]

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(1,056,132)	$(558,298)
Net realized loss on investments	(10,689,394)	(2,608,946)
Net change in unrealized appreciation (depreciation) on investments	2,682,149	(323,943)

Net decrease in net assets resulting from operations	(9,063,377)	(3,491,187)

Distributions to shareholders from:
Net realized gains
A-Class	—	(170,618)
C-Class	—	(60,418)
H-Class	—	(213,112)
Institutional Class	—	(58,988)

Total distributions to shareholders	—	(503,136)

Capital share transactions:
Proceeds from sale of shares
A-Class	18,505,535	60,601,738
C-Class	6,750,071	17,451,313
H-Class	21,681,580	60,389,752
Institutional Class	16,730,317	38,029,920
Redemption fees collected
A-Class	—	213
C-Class	—	12
H-Class	—	179
Institutional Class	—	— [b]
Distributions reinvested
A-Class	—	149,959
C-Class	—	59,528
H-Class	—	204,615
Institutional Class	—	55,179
Cost of shares redeemed
A-Class	(27,731,665)	(7,435,129)
C-Class	(3,358,950)	(1,951,006)
H-Class	(31,373,507)	(11,546,620)
Institutional Class	(13,541,905)	(410,922)

Net increase (decrease) from capital share transactions	(12,338,524)	155,598,731

Net increase (decrease) in net assets	(21,401,901)	151,604,408
Net Assets:
Beginning of year	151,604,408	—

End of year	$130,202,507	$151,604,408

Accumulated net investment loss at end of year	$(1,056,132)	$—

Capital share activity:
Shares sold
A-Class	759,427	2,365,260
C-Class	278,553	681,438
H-Class	896,135	2,343,550
Institutional Class	678,619	1,507,953
Shares issued from reinvestment of distributions
A-Class	—	5,761
C-Class	—	2,295
H-Class	—	7,861
Institutional Class	—	2,118
Shares redeemed
A-Class	(1,167,470)	(292,168)
C-Class	(141,734)	(76,255)
H-Class	(1,312,221)	(459,228)
Institutional Class	(565,853)	(16,866)

Net increase (decrease) in shares	(574,544)	6,071,719

[a]	Since commencement of operations: June 30, 2010.

[b]	Redemption fees collected are less than a $1.00.

46 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

LONG SHORT INTEREST RATE STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	September 30,	March 31,
A-Class	2011[a]	2011[b]

Per Share Data
Net asset value, beginning of period	$24.97	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.16)	(.26)
Net gain (loss) on investments (realized and unrealized)	(1.12)	.50

Total from investment operations	(1.28)	.24

Less distributions from:
Net realized gains	—	(.27)

Total distributions	—	(.27)

Net asset value, end of period	$23.69	$24.97

Total Return[d]	(5.13%)	0.92%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$39,591	$51,915

Ratios to average net assets:
Net investment loss	(1.33%)	(1.35%)
Total expenses	1.52%	1.54%

Portfolio turnover rate	—	—

	Period Ended	Period Ended
	September 30,	March 31,
C-Class	2011[a]	2011[b]

Per Share Data
Net asset value, beginning of period	$24.83	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.25)	(.40)
Net gain (loss) on investments (realized and unrealized)	(1.11)	.50

Total from investment operations	(1.36)	.10

Less distributions from:
Net realized gains	—	(.27)

Total distributions	—	(.27)

Net asset value, end of period	$23.47	$24.83

Total Return[d]	(5.48%)	0.36%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,472	$15,086

Ratios to average net assets:
Net investment loss	(2.08%)	(2.12%)
Total expenses	2.27%	2.30%

Portfolio turnover rate	—	—
the RYDEX | SGI series funds semi-annual report | 47

LONG SHORT INTEREST RATE STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	September 30,	March 31,
H-Class	2011[a]	2011[b]

Per Share Data
Net asset value, beginning of period	$24.97	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.16)	(.26)
Net gain (loss) on investments (realized and unrealized)	(1.12)	.50

Total from investment operations	(1.28)	.24

Less distributions from:
Net realized gains	—	(.27)

Total distributions	—	(.27)

Net asset value, end of period	$23.69	$24.97

Total Return[d]	(5.13%)	0.92%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,976	$47,252

Ratios to average net assets:
Net investment loss	(1.33%)	(1.36%)
Total expenses	1.52%	1.54%

Portfolio turnover rate	—	—

	Period Ended	Period Ended
	September 30,	March 31,
Institutional Class	2011[a]	2011[b]

Per Share Data
Net asset value, beginning of period	$25.01	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.13)	(.21)
Net gain (loss) on investments (realized and unrealized)	(1.12)	.49

Total from investment operations	(1.25)	.28

Less distributions from:
Net realized gains	—	(.27)

Total distributions	—	(.27)

Net asset value, end of period	$23.76	$25.01

Total Return[d]	(5.00%)	1.08%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,164	$37,351

Ratios to average net assets:
Net investment loss	(1.08%)	(1.13%)
Total expenses	1.27%	1.30%

Portfolio turnover rate	—	—

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment loss per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
48 | the RYDEX | SGI series funds semi-annual report

FUND PROFILE (Unaudited)	September 30, 2011
EMERGING MARKETS 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	October 29, 2010
C-Class	October 29, 2010
H-Class	October 29, 2010

Ten Largest Holdings
(% of Total Net Assets)

Taiwan Semiconductor Manufacturing Company Ltd. ADR	2.9%
China Mobile Ltd. ADR	2.7%
Petroleo Brasileiro S.A. Preferred ADR	2.3%
Vale S.A. Preferred ADR	2.2%
America Movil SAB de CV ADR	2.2%
Petroleo Brasileiro S.A. ADR	1.9%
Itau Unibanco Holding S.A. ADR	1.8%
Vale S.A. ADR	1.6%
Banco Bradesco S.A. ADR	1.5%
PetroChina Company Ltd. ADR	1.3%

Top Ten Total	20.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX | SGI series funds semi-annual report | 49

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
EMERGING MARKETS 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 42.2%

ENERGY - 9.6%
Petroleo Brasileiro S.A. Preferred ADR	2,966	$61,455
Petroleo Brasileiro S.A. ADR	2,297	51,568
PetroChina Company Ltd. ADR	291	35,063
CNOOC Ltd. ADR	207	33,182
Sasol Ltd. ADR	688	27,933
China Petroleum & Chemical Corp. ADR	231	22,130
Ecopetrol S.A. ADR	282	11,362
Ultrapar Participacoes S.A. ADR	568	8,991
Yanzhou Coal Mining Company Ltd. ADR	270	5,697

Total Energy		257,381

TELECOMMUNICATION SERVICES - 7.6%
China Mobile Ltd. ADR	1,453	70,776
America Movil SAB de CV ADR	2,683	59,241
Chunghwa Telecom Company Ltd. ADR	527	17,391
China Unicom Hong Kong Ltd. ADR	654	13,341
China Telecom Corporation Ltd. ADR	191	11,821
Telekomunikasi Indonesia Tbk PT ADR	339	11,211
Telecomunicacoes de Sao Paulo S.A. ADR	400	10,580
Mobile Telesystems OJSC ADR	712	8,757

Total Telecommunication Services		203,118

MATERIALS - 7.5%
Vale S.A. Preferred ADR	2,831	59,451
Vale S.A. ADR	1,817	41,428
POSCO ADR	370	28,124
AngloGold Ashanti Ltd. ADR	521	21,548
Gold Fields Ltd. ADR	924	14,156
Gerdau S.A. ADR	1,233	8,791
Cia Siderurgica Nacional S.A. ADR	1,097	8,710
Cia de Minas Buenaventura S.A. ADR	219	8,265
Sociedad Quimica y Minera de Chile S.A. ADR	123	5,881
Cemex SAB de CV ADR*	1,415	4,471

Total Materials		200,825

FINANCIALS - 7.5%
Itau Unibanco Holding S.A. ADR	3,113	48,314
Banco Bradesco S.A. ADR	2,665	39,415
China Life Insurance Company Ltd. ADR	684	24,289
HDFC Bank Ltd. ADR	777	22,649
Shinhan Financial Group Company Ltd. ADR	306	20,943
ICICI Bank Ltd. ADR	585	20,311
KB Financial Group, Inc. ADR	530	17,363
Banco Santander Brasil S.A. ADR	774	5,666

Total Financials		198,950

INFORMATION TECHNOLOGY - 5.2%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	6,780	77,496
Infosys Ltd. ADR	662	33,808
Baidu, Inc. ADR*	187	19,992
United Microelectronics Corp. ADR	3,583	6,844

Total Information Technology		138,140

CONSUMER STAPLES - 2.8%
Cia de Bebidas das Americas ADR	1,109	33,991
Fomento Economico Mexicano SAB de CV ADR	259	16,788
BRF — Brasil Foods S.A. ADR	920	16,128
Cia de Bebidas das Americas ADR	326	7,980

Total Consumer Staples		74,887

CONSUMER DISCRETIONARY - 1.0%
Grupo Televisa SAB ADR	773	14,215
Tata Motors Ltd. ADR	474	7,290
Ctrip.com International Ltd. ADR*	198	6,368

Total Consumer Discretionary		27,873

UTILITIES - 1.0%
Cia Energetica de Minas Gerais ADR	530	7,865
Empresa Nacional de Electricidad S.A. ADR	151	6,544
Korea Electric Power Corp. ADR	721	6,129
Enersis S.A. ADR	355	6,003

Total Utilities		26,541

Total Common Stocks (Cost $1,208,007)		1,127,715

	face
	amount
REPURCHASE AGREEMENTS††,1 - 40.8%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	$590,807	590,807
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	292,199	292,199

50 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2011

EMERGING MARKETS 2x STRATEGY FUND

	Face
	Amount	Value

Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	$207,659	$207,659

Total Repurchase Agreements (Cost $1,090,665)		1,090,665

Total Investments - 83.0% (Cost $2,298,672)		$2,218,380

Cash & Other Assets, Less Liabilities - 17.0%		453,480

Total Net Assets - 100.0%		$2,671,860

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED†
December 2011 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $2,313,575)	55	$(175,841)

Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2011 BNY Mellon Emerging Markets 50 ADR Index Swap, Terminating 10/27/11[2] (Notional Value $1,937,634)	857	$(42,837)

Country Diversification
The pie chart above reflects percentages of the market value of Common Stocks.

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

[2]	Total Return based on BNY Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate. ADR — American Depositary Receipt

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 51

EMERGING MARKETS 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2011

Assets:
Investments, at value (cost $1,208,007)	$1,127,715
Repurchase agreements, at value (cost $1,090,665)	1,090,665
Segregated cash with broker	528,431
Receivable for swap settlement	19,262
Cash	365
Receivables:
Fund shares sold	137,934
Dividends	2,535

Total assets	2,906,907

Liabilities:
Unrealized depreciation on swap agreements	42,837
Payable for:
Variation margin	126,225
Fund shares redeemed	60,660
Management fees	2,073
Distribution and service fees	597
Transfer agent and administrative fees	576
Portfolio accounting fees	230
Miscellaneous	1,849

Total liabilities	235,047

Net Assets	$2,671,860

Net Assets Consist of:
Paid in capital	$4,259,619
Undistributed net investment income	4,574
Accumulated net realized loss on investments	(1,293,363)
Net unrealized depreciation on investments	(298,970)

Net assets	$2,671,860

A-Class:
Net assets	$22,526
Capital shares outstanding	1,613
Net asset value per share	$13.96

Maximum offering price per share (Net asset value divided by 95.25%)	$14.66

C-Class:
Net assets	$21,518
Capital shares outstanding	1,540

Net asset value per share	$13.97

H-Class:
Net assets	$2,627,816
Capital shares outstanding	187,836
Net asset value per share	$13.99

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $1,186)	$37,182
Interest	174

Total investment income	37,356

Expenses:
Management fees	16,401
Transfer agent and administrative fees	4,556
Distribution and service fees:
A-Class	131
C-Class	1,958
H-Class	3,935
Portfolio accounting fees	1,822
Licensing fees	2,597
Trustees’ fees*	157
Miscellaneous	3,093

Total expenses	34,650
Less expenses waived by Advisor	(1,868)

Net expenses	32,782

Net investment income	4,574

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(361,645)
Swap agreements	(1,041,834)
Futures contracts	16,449

Net realized loss	(1,387,030)

Net change in unrealized appreciation (depreciation) on:
Investments	(212,120)
Swap agreements	(273,326)
Futures contracts	(175,805)

Net change in unrealized appreciation (depreciation)	(661,251)

Net realized and unrealized loss	(2,048,281)

Net decrease in net assets resulting from operations	$(2,043,707)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

52 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

EMERGING MARKETS 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September 30,	Period Ended
	2011	March 31,
	(Unaudited)	2011[a]

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$4,574	$(17,717)
Net realized gain (loss) on investments	(1,387,030)	108,807
Net change in unrealized appreciation (depreciation) on investments	(661,251)	362,281

Net increase (decrease) in net assets resulting from operations	(2,043,707)	453,371

Distributions to Shareholders	—	—

Capital Share Transactions:
Proceeds from sale of shares
A-Class	1,430,938	941,826
C-Class	35,243,362	11,122,536
H-Class	59,732,654	43,838,990
Cost of shares redeemed
A-Class	(2,356,693)	(14,982)
C-Class	(35,731,124)	(10,417,206)
H-Class	(59,027,030)	(40,501,075)

Net increase (decrease) from capital share transactions	(707,893)	4,970,089

Net increase (decrease) in net assets	(2,751,600)	5,423,460
Net Assets:
Beginning of year	5,423,460	—

End of year	$2,671,860	$5,423,460

Undistributed net investment income at end of year	$4,574	$—

Capital Share Activity:
Shares sold
A-Class	54,042	37,422
C-Class	1,468,804	437,312
H-Class	2,687,390	1,719,799
Shares redeemed
A-Class	(89,233)	(618)
C-Class	(1,494,330)	(410,246)
H-Class	(2,637,107)	(1,582,246)

Net increase (decrease) in shares	(10,434)	201,423

[a]	Since commencement of operations: October 29, 2010.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 53

EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	September 30,	March 31,
A-Class	2011[a]	2011[b]

Per Share Data
Net asset value, beginning of period	$26.95	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.09	(.13)
Net gain (loss) on investments (realized and unrealized)	(13.08)	2.08

Total from investment operations	(12.99)	1.95

Net asset value, end of period	$13.96	$26.95

Total Return[d]	(48.20%)	7.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23	$992

Ratios to average net assets:
Net investment income (loss)	0.75%	(1.42%)
Total expenses	1.82%	1.85%
Net expenses[e]	1.72%	1.73%

Portfolio turnover rate	148%	58%

	Period Ended	Period Ended
	September 30,	March 31,
C-Class	2011[a]	2011[b]

Per Share Data
Net asset value, beginning of period	$26.83	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.12)	(.31)
Net gain (loss) on investments (realized and unrealized)	(12.74)	2.14

Total from investment operations	(12.86)	1.83

Net asset value, end of period	$13.97	$26.83

Total Return[d]	(47.93%)	7.32%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22	$726

Ratios to average net assets:
Net investment loss	(0.98%)	(1.98%)
Total expenses	2.57%	2.60%
Net expenses[e]	2.47%	2.49%

Portfolio turnover rate	148%	58%
54 | the RYDEX | SGI series funds semi-annual report

EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	September 30,	March 31,
H-Class	2011[a]	2011[b]

Per Share Data
Net asset value, beginning of period	$26.94	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	.04	(.11)
Net gain (loss) on investments (realized and unrealized)	(12.99)	2.05

Total from investment operations	(12.95)	1.94

Net asset value, end of period	$13.99	$26.94

Total Return[d]	(48.07%)	7.76%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,628	$3,705

Ratios to average net assets:
Net investment income (loss)	0.39%	(1.05%)
Total expenses	1.82%	1.85%
Net expenses[e]	1.72%	1.74%

Portfolio turnover rate	148%	58%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: October 29, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers.
the RYDEX | SGI series funds semi-annual report | 55

FUND PROFILE (Unaudited)	September 30, 2011
INVERSE EMERGING MARKETS 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % Net Assets)
“Holdings Diversification (Market Exposure as % Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	October 29, 2010
C-Class	October 29, 2010
H-Class	October 29, 2010
The Fund invests principally in derivative investments such as equity index swap agreements and futures contracts.
56 | the RYDEX | SGI series funds semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
INVERSE EMERGING MARKETS 2x STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 56.8%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	$924,551	$924,551
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	457,261	457,261
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	324,966	324,966

Total Repurchase Agreements (Cost $1,706,778)		1,706,778

Total Investments - 56.8% (Cost $1,706,778)		$1,706,778

Cash & Other Assets, Less Liabilities - 43.2%		1,297,473

Total Net Assets — 100.0%		$3,004,250

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS SOLD SHORT†
December 2011 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $336,520)	8	$10,896

	UNITS
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International October 2011 BNY Mellon Emerging Markets 50 ADR Index Swap, Terminating 10/27/11[2] (Notional Value $5,910,233)	2,615	$128,509

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

[2]	Total Return based on BNY Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 57

INVERSE EMERGING MARKETS 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2011

Assets:
Repurchase agreements, at value (cost $1,706,778)	$1,706,778
Segregated cash with broker	1,185,643
Unrealized appreciation on swap agreements	128,509
Receivable for swap settlement	4,100
Receivables:
Fund shares sold	1,572,199

Total assets	4,597,229

Liabilities:
Payable for:
Fund shares redeemed	1,581,324
Management fees	2,630
Distribution and service fees	1,199
Transfer agent and administrative fees	730
Portfolio accounting fees	292
Variation margin	4,988
Miscellaneous	1,816

Total liabilities	1,592,979

Net Assets	$3,004,250

Net Assets Consist of:
Paid in capital	$2,669,786
Accumulated net investment loss	(30,616)
Accumulated net realized gain on investments	225,675
Net unrealized appreciation on investments	139,405

Net assets	$3,004,250

A-Class:
Net assets	$434,389
Capital shares outstanding	13,978
Net asset value per share	$31.08
Maximum offering price per share (Net asset value divided by 95.25%)	$32.63

C-Class:
Net assets	$262,424
Capital shares outstanding	8,225
Net asset value per share	$31.90

H-Class:
Net assets	$2,307,437
Capital shares outstanding	74,237
Net asset value per share	$31.08

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2011

Investment Income:
Interest	$342

Total investment income	342

Expenses:
Management fees	15,378
Transfer agent and administrative fees	4,272
Distribution and service fees:
A-Class	102
C-Class	2,360
H-Class	3,580
Portfolio accounting fees	1,709
Licensing fees	2,412
Trustees’ fees*	115
Miscellaneous	2,759

Total expenses	32,687
Less expenses waived by Advisor	(1,729)

Net expenses	30,958

Net investment loss	(30,616)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	780,951
Futures contracts	(240,112)

Net realized gain	540,839

Net change in unrealized appreciation (depreciation) on:
Swap agreements	239,581
Futures contracts	95,835

Net change in unrealized appreciation (depreciation)	335,416

Net realized and unrealized gain	876,255

Net increase in net assets resulting from operations	$845,639

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

58 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

INVERSE EMERGING MARKETS 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September 30,	Period Ended
	2011	March 31,
	(Unaudited)	2011[a]

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(30,616)	$(19,633)
Net realized gain (loss) on investments	540,839	(315,164)
Net change in unrealized appreciation (depreciation) on investments	335,416	(196,011)

Net increase (decrease) in net assets resulting from operations	845,639	(530,808)

Distributions to Shareholders	—	—

Capital Share Transactions:
Proceeds from sale of shares
A-Class	522,826	173,520
C-Class	48,704,320	9,915,158
H-Class	36,925,344	34,731,130
Cost of shares redeemed
A-Class	(183,268)	(125,927)
C-Class	(48,353,703)	(9,852,057)
H-Class	(38,398,406)	(31,369,518)

Net increase (decrease) from capital share transactions	(782,887)	3,472,306

Net increase in net assets	62,752	2,941,498
Net Assets:
Beginning of year	2,941,498	—

End of year	$3,004,250	$2,941,498

Accumulated net investment loss at end of year	$(30,616)	$—

Capital Share Activity:
Shares sold
A-Class	19,464	6,828
C-Class	2,025,696	427,743
H-Class	1,591,619	1,486,122
Shares redeemed
A-Class	(7,114)	(5,200)
C-Class	(2,018,165)	(427,049)
H-Class	(1,654,164)	(1,349,340)

Net increase (decrease) in shares	(42,664)	139,104

[a]	Since commencement of operations: October 29, 2010.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 59

INVERSE EMERGING MARKETS 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	September 30,	March 31,
A-Class	2011[a]	2011[b]

Per Share Data
Net asset value, beginning of period	$21.15	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.21)	(.16)
Net gain (loss) on investments (realized and unrealized)	10.14	(3.69)

Total from investment operations	9.93	(3.85)

Net asset value, end of period	$31.08	$21.15

Total Return[d]	46.95%	(15.40%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$434	$34

Ratios to average net assets:
Net investment loss	(1.70%)	(1.61%)
Total expenses	1.82%	1.85%
Net expenses[e]	1.72%	1.73%

Portfolio turnover rate	—	—

	Period Ended	Period Ended
	September 30,	March 31,
C-Class	2011[a]	2011[b]

Per Share Data
Net asset value, beginning of period	$21.33	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.29)	(.25)
Net gain (loss) on investments (realized and unrealized)	10.86	(3.42)

Total from investment operations	10.57	(3.67)

Net asset value, end of period	$31.90	$21.33

Total Return[d]	49.55%	(14.68%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$262	$15

Ratios to average net assets:
Net investment loss	(2.44%)	(2.37%)
Total expenses	2.56%	2.57%
Net expenses[e]	2.45%	2.46%

Portfolio turnover rate	—	—
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INVERSE EMERGING MARKETS 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	September 30,	March 31,
H-Class	2011[a]	2011[b]

Per Share Data
Net asset value, beginning of period	$21.15	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.20)	(.16)
Net gain (loss) on investments (realized and unrealized)	10.13	(3.69)

Total from investment operations	9.93	(3.85)

Net asset value, end of period	$31.08	$21.15

Total Return[d]	46.95%	(15.40%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,307	$2,892

Ratios to average net assets:
Net investment loss	(1.70%)	(1.63%)
Total expenses	1.82%	1.85%
Net expenses[e]	1.72%	1.74%

Portfolio turnover rate	—	—

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: October 29, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment loss per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers.
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NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization and Significant Accounting Policies
Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the ”1940 Act”) as a non-diversified, open-ended investment company. The Trust offers eight separate classes of shares, Investor Class shares, Investor2 Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares, and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase.
At September 30, 2011, the Trust consisted of fifty-eight separate funds. This report covers the Alternatives Funds (the “Funds”), while the other funds are contained in separate reports.
Security Global Investors (“SGI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. SGI, RFS and RDL are affiliated entities.
The Alternative Strategies Allocation Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of affiliated and unaffiliated funds (the “underlying funds”) instead of individual securities.
American Independence Financial Services, LLC, serves as investment sub-adviser to the Long Short Interest Rate Strategy Fund. The Sub-Advisor constructs and provides the Advisor with the Long Short Interest Rate Strategy Fund’s investment model.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. The Trust calculates a NAV twice each business day, first in the morning and again in the afternoon for the Emerging Markets 2x Strategy Fund and Inverse Emerging Markets 2x Strategy Fund. All other Funds in this report will price at the afternoon NAV. The morning NAV is calculated at 10:45 a.m. and the afternoon NAV is calculated at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the September 30, 2011, afternoon NAV.
Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The value of domestic equity index, corporate bond index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Debt securities with a maturity greater than 60 days at acquisition are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
Investments for which market quotations are not readily available are fair valued as determined in good faith by SGI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries.
Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex- dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account.
Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short or incur rebate charges to borrow certain securities.
E. Certain Funds entered into stock, bond and currency index futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following Funds entered into futures contracts for the following purposes:

Fund	Index Exposure	Liquidity

U.S Long Short Momentum Fund	x	x
Alternative Strategies Allocation Fund	x	x
Alternative Strategies Fund	x	x
Long Short Equity Strategy Fund	x	x
Long Short Interest Rate Strategy Fund	x	x
Emerging Markets 2x Strategy Fund	x	x
Inverse Emerging Markets 2x Strategy Fund	x	x
F. Certain Funds entered into domestic equity index, corporate bond index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.
The Event Driven and Distressed Strategies Fund entered into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a Fund are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.
The following Funds entered into swap agreements for the following purposes:

Fund	Index Exposure	Liquidity

Event Driven and Distressed Strategies Fund	x	x
Emerging Markets 2x Strategy Fund	x	x
Inverse Emerging Markets 2x Strategy Fund	x	x
G. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
H. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
I. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. Financial Instruments
As part of its investment strategy, the Funds utilized short sales and a variety of derivative instruments including futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless SGI believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par,
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
if a credit event occurs during the term of the swap. A Fund may enter into credit default swaps in which that Fund or its counterparty acts as guarantor. By acting as the guarantor of a swap, that Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.
In conjunction with the use of short sales, futures, and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, futures contracts, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.
Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by SGI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.
Because the value of a credit or equity-linked derivative investment typically is based upon the price movements
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
of the credit instrument, equity security or credit or equity index, or some other readily measurable economic variable, the value of credit or equity-linked derivative instruments may be affected by changes in overall market movements, volatility of the benchmark, changes in interest rates, or factors affecting a particular industry or security, such as international economic, political and regulatory developments or significant changes in the credit-worthiness of an issuer.
3. Fees and Other Transactions with Affiliates
Under the terms of an investment advisory contract, the Trust pays SGI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds for the period ended September 30, 2011:

Management Fees
Fund	(as a % of Net Assets)

U.S. Long Short Momentum Fund	0.90%
Alternative Strategies Allocation Fund	—
Event Driven and Distressed Strategies Fund	0.90%
Alternative Strategies Fund	0.90%
Long Short Equity Strategy Fund	0.90%
Long Short Interest Rate Strategy Fund	0.75%
Emerging Markets 2x Strategy Fund	0.90%
Inverse Emerging Markets 2x Strategy Fund	0.90%
SGI has contractually agreed to reduce fees and/or reimburse expenses for the Event Driven and Distressed Strategies Fund, Alternatives Strategies Fund, and Long Short Equity Strategy Fund to the extent necessary to keep net operating expenses for A-Class, C-Class, H-Class, and Institutional Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, dividends on securities sold short, and extraordinary expenses (“Excluded Expenses”)) from exceeding 1.90%, 2.65%, 1.90%, and 1.65%, respectively, of the Fund’s A-Class, C-Class, H-Class, and Institutional Class Shares average daily net assets until July 31, 2012. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.90%, 2.65%, 1.90%, and 1.65%, respectively. This Agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Advisor, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of the business on the last day of the then-current one-year period.
For the period ended September 30, 2011, SGI voluntarily agreed to reimburse a portion of the licensing fee charged to the Emerging Markets 2x Strategy Fund and Inverse Emerging Markets 2x Strategy Fund.
RFS provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each Fund.
RFS engages external service providers to perform other necessary services for the Trust, such as audit related services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to various Funds within the complex based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust.
The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which RDL and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to RDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. RDL, in turn, will pay the Service Provider out of its fees. RDL may, at its discretion, retain a portion of such payments to compensate itself for distribution services.
The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual 0.75% distribution fee reimburses RDL for paying the shareholder’s financial advisor an ongoing sales commission. RDL advances the first year’s service and distribution fees to the Financial Advisor. RDL retains the service and distribution fees on accounts with no authorized dealer of record.
During the period ended September 30, 2011, RDL retained sales charges of $216,199 relating to sales of A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of SGI, RFS and RDL.
4. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1	—	quoted prices in active markets for identical securities.

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2011:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total

Assets
U.S. Long Short Momentum Fund	$105,128,732	$1,040,299	$8,606,953	$—	$—	$114,775,984
Alternative Strategies Allocation Fund	16,069,902	23,792	—	—	—	16,093,694
Event Driven and Distressed Strategies Fund	967,999	—	10,927,359	—	—	11,895,358
Alternative Strategies Fund	—	6,345	3,446,818	—	—	3,453,163
Long Short Equity Strategy Fund	—	—	3,902,845	—	—	3,902,845
Long Short Interest Rate Strategy Fund	—	2,411,160	129,984,946	—	—	132,396,106
Emerging Markets 2x Strategy Fund	1,127,715	—	1,090,665	—	—	2,218,380
Inverse Emerging Markets 2x Strategy Fund	—	10,896	1,706,778	128,509	—	1,846,183

Liabilities
U.S. Long Short Momentum Fund	—	—	—	—	—	—
Alternative Strategies Allocation Fund	—	31,771	—	—	—	31,771
Event Driven and Distressed Strategies Fund	—	—	—	231,411	—	231,411
Alternative Strategies Fund	—	80,348	—	—	—	80,348
Long Short Equity Strategy Fund	1,082,520	275,720	—	—	—	1,358,240
Long Short Interest Rate Strategy Fund	—	124,554	—	—	—	124,554
Emerging Markets 2x Strategy Fund	—	175,841	—	42,837	—	218,678
Inverse Emerging Markets 2x Strategy Fund	—	—	—	—	—	—

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.
For the period ended September 30, 2011, there were no transfers between levels.
5. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
At September 30, 2011, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and Terms
of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value

HSBC Group			U.S. Treasury Bonds
0.00%			0.00%
due 10/03/11	$930,000,000	$930,000,000	11/15/12 — 08/15/21	$1,009,143,300	$948,600,077
Credit Suisse Group			U.S. Treasury Notes
0.00%			3.50% — 3.63%
due 10/03/11	484,054,341	484,054,341	08/15/19 —- 05/15/20	424,936,800	493,735,459
Mizuho Financial Group, Inc.			U.S. Treasury Notes
0.01%			0.63% —- 3.63%
due 10/03/11	479,560,836	479,560,970	01/31/13 — 08/15/20	448,564,500	489,152,126

	$1,893,615,177	$1,893,615,311		$1,882,644,600	$1,931,487,662

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
6. Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivatives instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.
During the period ended September 30, 2011, certain Funds sought to gain exposure to their respective benchmarks by investing in currency and financial-linked derivative instruments, including swap agreements and futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

	Approximate percentage of Fund’s
	net assets on a daily basis
Fund	Long	Short

U.S. Long Short Momentum Fund	—	20%
Alternative Strategies Allocation Fund	5%	5%
Event Driven and Distressed Strategies Fund	65%	—
Alternative Strategies Fund	35%	10%
Long Short Equity Strategy Fund	75%	—
Long Short Interest Rate Strategy Fund	220%	—
Emerging Markets 2x Strategy Fund	160%	—
Inverse Emerging Markets 2x Strategy Fund	—	210%
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2011:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivatives	Liability Derivatives

Equity/Interest Rate/Currency contracts	Variation Margin	Variation Margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Corporate Bond contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2011:

	Asset Derivative Investments Value
	Futures	Futures	Futures	Swaps	Swaps	Total Value at
	Equity	Interest Rate	Currency	Equity Index	Corporate Bond	September 30,
Fund	Contracts*	Contracts*	Contracts*	Contracts	Contracts	2011

U.S. Long Short Momentum Fund	$1,040,299	$—	$—	$—	$—	$1,040,299
Alternative Strategies Allocation Fund	9,425	—	14,367	—	—	23,792
Event Driven and Distressed Strategies Fund	—	—	—	—	—	—
Alternative Strategies Fund	—	—	6,345	—	—	6,345
Long Short Equity Strategy Fund	—	—	—	—	—	—
Long Short Interest Rate Strategy Fund	—	2,411,160	—	—	—	2,411,160
Emerging Markets 2x Strategy Fund	—	—	—	—	—	—
Inverse Emerging Markets 2x Strategy Fund	10,896	—	—	128,509	—	139,405

	Liability Derivative Investments Value
	Futures	Futures	Futures	Swaps	Swaps	Total Value at
	Equity	Interest Rate	Currency	Equity Index	Corporate Bond	September 30,
Fund	Contracts*	Contracts*	Contracts*	Contracts	Contracts	2011

U.S. Long Short Momentum Fund	$—	$—	$—	$—	$—	$—
Alternative Strategies Allocation Fund	31,706	65	—	—	—	31,771
Event Driven and Distressed Strategies Fund	—	—	—	67,832	163,579	231,411
Alternative Strategies Fund	80,348	—	—	—	—	80,348
Long Short Equity Strategy Fund	275,720	—	—	—	—	275,720
Long Short Interest Rate Strategy Fund	—	124,554	—	—	—	124,554
Emerging Markets 2x Strategy Fund	175,841	—	—	42,837	—	218,678
Inverse Emerging Markets 2x Strategy Fund	—	—	—	—	—	—

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2011:

Derivative Investment Type	Location of Gain (Loss) on Derivatives

Equity/Interest Rate/Currency/Corporate Bond/	Net realized gain (loss) on swap agreements
Credit Default Contracts	Net realized gain (loss) on futures contracts
Net change in net unrealized appreciation (depreciation) on swap agreements
Net change in net unrealized appreciation (depreciation) on futures contracts
The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2011:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
	Futures	Futures	Futures	Swaps	Swaps	Swaps
	Equity	Interest Rate	Currency	Equity Index	Corporate Bond	Credit Default
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total

U.S. Long Short Momentum Fund	$72,845	$—	$—	$—	$—	$—	$72,845
Alternative Strategies
Allocation Fund	99,377	35,200	(3,347)	—	—	—	131,230
Event Driven and Distressed Strategies Fund	(11,236)	—	—	(689,239)	(684,009)	(35,376)	(1,419,860)
Alternative Strategies Fund	(176,323)	—	29,623	—	—	—	(146,700)
Long Short Equity Strategy Fund	(154,335)	—	—	—	—	—	(154,335)
Long Short Interest Rate Strategy Fund	—	(10,689,394)	—	—	—	—	(10,689,394)
Emerging Markets 2x Strategy Fund	16,449	—	—	(1,041,834)	—	—	(1,025,385)
Inverse Emerging Markets 2x Strategy Fund	(240,112)	—	—	780,951	—	—	540,839

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
	Futures	Futures	Futures	Swaps	Swaps	Swaps
	Equity	Interest Rate	Currency	Equity Index	Corporate Bond	Credit Default
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total

U.S. Long Short Momentum Fund	$1,046,322	$—	$—	$—	$—	$—	$1,046,322
Alternative Strategies Allocation Fund	(18,844)	(65)	14,367	—	—	—	(4,542)
Event Driven and Distressed Strategies Fund	—	—	—	(225,472)	(175,607)	—	(401,079)
Alternative Strategies Fund	(132,418)	—	2,475	—	—	—	(129,943)
Long Short Equity Strategy Fund	(334,126)	—	—	—	—	—	(334,126)
Long Short Interest Rate Strategy Fund	—	2,630,864	—	—	—	—	2,630,864
Emerging Markets 2x Strategy Fund	(175,805)	—	—	(273,326)	—	—	(449,131)
Inverse Emerging Markets 2x Strategy Fund	95,835	—	—	(239,581)	—	—	335,416

7. Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2008 — 2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period and capital loss carryforward expired or permanently lost due to limitations in the Internal Revenue Code. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds will be seen on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
At September 30, 2011, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax Unrealized	Tax Unrealized	Net Unrealized
	Tax Cost	Gain	Loss	Gain (Loss)

U.S. Long Short Momentum Fund	$115,200,957	$5,229,172	$(6,727,751)	$1,498,579)
Alternative Strategies Allocation Fund	16,078,037	219,426	(905,762)	(686,336)
Event Driven and Distressed Strategies Fund	12,097,522	9,128	(211,292)	(202,164)
Alternative Strategies Fund	3,446,818	—	—	—
Long Short Equity Strategy Fund	3,903,167	176	(498)	(322)
Long Short Interest Rate Strategy Fund	129,913,346	75,996	(4,396)	71,600
Emerging Markets 2x Strategy	2,298,672	—	(471,857)	(471,857)
Inverse Emerging Markets 2x Strategy	1,706,778	—	—	—
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)
8. Securities Transactions
For the period ended September 30, 2011, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments and government securities, were:

	Purchases	Sales

U.S. Long Short Momentum Fund	$163,177,905	$191,093,033
Alternative Strategies Allocation Fund	9,445,306	12,523,491
Event Driven and Distressed Strategies Fund	4,430,780	3,112,029
Alternative Strategies Fund	—	—
Long Short Equity Strategy Fund	529,589	2,595,268
Long Short Interest Rate Strategy Fund	—	—
Emerging Markets 2x Strategy Fund	2,977,296	4,294,754
Inverse Emerging Markets 2x Strategy Fund	—	—
9. Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2012. On September 30, 2011, the Emerging Markets 2x Strategy Fund borrowed $466,000 under this agreement. As of and for the period ended September 30, 2011, the Funds did not have any other borrowings under this agreement.
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OTHER INFORMATION (Unaudited)
Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.
Office Locations
The offices of Security Global Investors, LLC can be found in the following locations:
40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)
Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850
9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210
Guggenheim Transaction
On September 20, 2011, Guggenheim Capital, LLC agreed to purchase the indirect holding company of Security Investors, LLC, the Funds’ investment adviser (the “Investment Adviser”) (the “Transaction”). Guggenheim Capital, LLC’s subsidiary, Guggenheim Partners, LLC (“Guggenheim”), is a global, independent, privately-held, diversified financial services firm with more than 1,500 dedicated professionals.
The Transaction should not result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The parties expect the Transaction to be completed in late 2011 or early 2012. However, it is subject to various conditions, and could be delayed or even terminated due to unforeseen circumstances.
In anticipation of the Transaction, the Boards of Trustees of the Funds (the “Boards”) have called special meetings of shareholders (the “Meetings”), at which shareholders of record of each of the Funds as of October 3, 2011 (October 13, 2011 with respect to the Funds that are series of Rydex ETF Trust) will be asked to consider the approval of new investment advisory agreements between the Funds and the Investment Adviser (the “New Advisory Agreements”), and certain new investment sub-advisory agreements on behalf of the Funds, as applicable (the “New Sub-Advisory Agreements” and together with the New Advisory Agreements, the “New Agreements”). This is necessary because, under the Investment Company Act of 1940 (the “1940 Act”), the Transaction could result in the termination of the Funds’ current investment advisory agreements with the Investment Adviser and any investment sub-advisory agreements entered on behalf of a Fund (together, the “Current Agreements”). The terms of the New Agreements are substantially identical to the corresponding Current Agreements, except with respect to the date of execution.
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OTHER INFORMATION (Unaudited) (continued)
Election of Board Members
The Boards have also approved a proposal to elect nine individuals to the Boards. The Boards propose the election of the following nominees: Donald C. Cacciapaglia, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Richard M. Goldman, Werner E. Keller, Thomas F. Lydon, Patrick T. McCarville and Roger Somers. Each of the nominees, other than Mr. Cacciapaglia, currently serves as a Trustee. In connection with the Transaction, the Boards believe that expanding the Boards to include Mr. Cacciapaglia, who is a member of senior management of Guggenheim’s investment management business, and who would serve on other boards in the Rydex|SGI family of funds, would be appropriate.
Information regarding the proposals will be contained in the proxy materials to be filed with the SEC. The proxy statement will be mailed to shareholders of record, and you will also be able to access the proxy statement from the EDGAR Database on the SEC’s website at http://www.sec.gov once filed.
Board Considerations in Approving the Investment Advisory and Investment Sub-Advisory Agreements
At an in-person meeting of the Trust’s Board of Trustees held August 16-17, 2011, called for the purpose of, among other things, voting on the approval of investment advisory agreements applicable to the series of the Trust (collectively, the “Funds”), the Trust’s Board of Trustees, including the independent Trustees, unanimously approved the investment advisory agreement between the Trust and Security Investors, LLC (referred to herein as the “Adviser”) and the sub-investment advisory agreement between the Adviser and American Independence Financial Services, LLC (“AIFS”) with respect to the Long Short Treasury Fund.
At the meeting of August 16-17, 2011, the Trust’s Board of Trustees also considered a new investment advisory agreement that was required as a result of a proposed change in the corporate ownership structure of the Adviser (the “Transaction”). The Investment Company Act of 1940 (the “1940 Act”), the law that regulates mutual funds, including the Funds, requires that a fund’s investment advisory agreement terminate whenever there is deemed to be a “change in control” of the investment adviser. The change in the corporate ownership structure of the Adviser could potentially be deemed to constitute a “change in control” (as this term is used for regulatory purposes) of the Adviser. Before an investment advisory agreement terminates, a new investment advisory agreement must be in effect in order for the investment adviser to continue to manage the fund’s investments. For that reason, the Board of Trustees was asked to approve new investment advisory agreements for the Funds.
At the meeting of August 16-17, 2011, the Board considered the new investment advisory, pursuant to which, subject to their approval by each Fund’s shareholders, the Adviser would continue to serve each Fund as investment adviser after the completion of the Transaction. At a special meeting of the Board held on September 14, 2011, the Board considered further information about the Transaction and voted in favor of the new investment advisory agreement.
In reaching the conclusion to approve the investment advisory agreement, the Trustees requested and obtained from the Adviser such information as the Trustees deemed reasonably necessary to evaluate the proposed agreements. The Trustees carefully evaluated this information and were advised by legal counsel with respect to their deliberations.
Prior to the Board meetings in August and September 2011, representatives of Guggenheim Capital informed the Board of the Transaction. With respect to the Transaction, the Board reviewed materials received from Guggenheim Capital, including information relating to the terms of the Transaction. The Board also reviewed information regarding Guggenheim Capital, including, but not limited to: (a) certain representations concerning Guggenheim Capital’s financial condition, (b) information regarding the new proposed ownership structure and its possible effect on shareholders, (c) information regarding the consideration to be paid by Guggenheim Capital, and (d) potential conflicts of interest.
In considering the new investment advisory agreement, the Board determined that the agreements would enable shareholders of the Funds to continue to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of their shareholders. The Board, including the independent Trustees, unanimously approved the new agreements. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser that the Board had received relating to the current investment advisory agreements at the Board meeting of August 16-17, 2011. The Trustees noted that, at the meeting, they had obtained and reviewed a wide variety of information, including certain comparative information regarding performance of the Funds relative to performance of other comparable mutual funds. They also considered the evolution of the Rydex|SGI family of funds and the Adviser since the change in control of the Investment Adviser in 2010 and Guggenheim Capital’s commitment to the success of the Adviser and the Funds.
In addition, as a part of their required consideration of the renewal of the current investment advisory agreements at the meeting of August 16-17, 2011, the Trustees, including the independent Trustees, had evaluated a number of considerations, including among others: (a) the quality of the Adviser’s investment advisory and other services; (b) the Adviser’s investment management personnel; (c) the Adviser’s operations and financial condition; (d) the Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the fees that the Adviser’s charge
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OTHER INFORMATION (Unaudited) (concluded)
compared with the fees charged to comparable mutual funds or accounts; (f) each Fund’s overall fees and operating expenses compared with similar mutual funds; (g) the level of the Advisers’ profitability from its Fund-related operations; (h) the Adviser’s compliance systems; (i) the Adviser’s policies on and compliance procedures for personal securities transactions; (j) the Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar mutual funds. Based on the Board’s deliberations at the meetings of August 16-17, 2011 and September 14, 2011, and its evaluation of the information regarding the Transaction and the fact that the Transaction is not expected to change the level and quality of services rendered by the Advisers to any of the Funds, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the current and new investment advisory agreement is fair and reasonable; (b) concluded that the Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve the current investment advisory agreements and, subject to shareholder approval, the new investment advisory agreement, based upon the following considerations, among others:
•	Nature, Extent and Quality of Services Provided by the Adviser. At the meeting of August 16-17, 2011, the Board reviewed the scope of services to be provided by the Adviser under the current investment advisory agreement, and, at the meetings of August 16-17, 2011 and September 14, 2011, noted that there would be no significant differences between the scope of services required to be provided by the Advisers under the current investment advisory agreement and the scope of services required to be provided by the Adviser under the new investment advisory agreement. The Board noted that the key investment and management personnel of the Adviser servicing the Funds is expected to remain the same following the Transaction. The Trustees also considered Guggenheim Capital’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Adviser. At the meeting of August 16-17, 2011, the Board had reviewed statistical information prepared by the Adviser regarding the expense ratio components and performance of each Fund. Based on the representations made by Guggenheim Capital at the meeting that the Adviser would continue to operate following the closing of the Transaction in much the same manner as it currently operates, the Board concluded that the investment performance of the Adviser was not expected to be affected by the Transaction.

•	Costs of Services Provided to the Funds and Profits Realized by the Adviser and its Affiliates. At the meeting of August 16-17, 2011, the Board had reviewed information about the profitability of the Funds to the Adviser based on the advisory fees payable under the current investment advisory agreement. At that meeting, the Board had also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser. At the Board meeting, the Board considered the fact that the fee rates payable to each of the Adviser would be the same under each Fund’s new investment advisory agreements as they are under such Fund’s current agreements. With respect to anticipated profitability, the Board noted that it was too early to predict how the Transaction would affect the Adviser’s profitability with respect to the Funds, but noted that this matter would be given further consideration on an ongoing basis.

•	Economies of Scale. In connection with its review of the Funds’ profitability analysis at the meeting of August 16-17, 2011, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Trustees noted that the fees would not change under the new investment advisory agreement, and that no additional economies of scale would be directly realized as a result of the Transaction. They also noted that they will have the opportunity to again review the appropriateness of the fees payable to the Adviser under the new agreement when the renewal of the new agreement comes before the Board.

•	Other Benefits to the Advisers and/or their Affiliates. In addition to evaluating the services provided by the Advisers, the Board had considered the nature, extent, quality and cost of the distribution services performed by the Funds’ Distributor under a separate agreement at the meeting of August 16-17, 2011. The Board reviewed information regarding potential economies of scale arising from the integration of the asset management businesses of Guggenheim Capital. The Board also considered the terms of the Transaction and the changes to the corporate ownership structure of the Adviser, noting that the Adviser would no longer be a subsidiary of Security Benefit Corporation. In this regard, the Board noted that, under the corporate structure after the Transaction, the Adviser would be more closely controlled by Guggenheim Capital, which could benefit Guggenheim Capital. The Board also noted that the costs associated with the Transaction would be borne by Guggenheim Capital (or its affiliates) and not the Funds.
On the basis of the information provided to it and its evaluation of that information, the Board, including the independent Trustees, concluded that the terms of the investment advisory agreement for the Funds were reasonable, and that approval of the current and new investment advisory agreement were in the best interests of the Funds.
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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
A Board of Trustees oversees the Trust, as well as other trusts of SGI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Security Global Investors, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Corey A. Colehour	Rydex Series Funds — 1993	150
Trustee (1945)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired; Member of the Audit and Governance and Nominating Committees (1995 to present)

J. Kenneth Dalton	Rydex Series Funds — 1995	150
Trustee (1941)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired; Member of the Governance and Nominating Committees (1995 to present); Chairman of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

John O. Demaret	Rydex Series Funds — 1997	150
Trustee, Chairman of the	Rydex Variable Trust — 1998
Board (1940)	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired; Member of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

Werner E. Keller	Rydex Series Funds — 2005	150
Trustee, Vice Chairman	Rydex Variable Trust — 2005
of the Board (1940)	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: Founder and President of Keller Partners, LLC (registered investment adviser) (2005 to present); Member of the Audit, Governance and Nominating Committees (2005 to present); Chairman and Member of the Risk Oversight Committee (2010 to present)

Thomas F. Lydon, Jr.	Rydex Series Funds — 2005	150
Trustee (1960)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: President, Global Trends Investments (1996 to present); Member of the Audit, Governance and Nominating Committees (2005 to present)

Patrick T. McCarville	Rydex Series Funds — 1997	150
Trustee (1942)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003
Principal Occupations During Past Five Years: Retired; CEO, Par Industries, Inc., d/b/a Par Leasing (1977 to 2010); Chairman of the Governance and Nominating Committees (1997 to present); Member of the Audit Committee (1997 to present)
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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Roger Somers	Rydex Series Funds — 1993	150
Trustee (1944)	Rydex Variable Trust — 1998
Rydex Dynamic Funds — 1999
Rydex ETF Trust — 2003
Principal Occupations During Past Five Years: Founder and CEO of Arrow Limousine (1965 to present); Member of the Audit, Governance and Nominating Committees (1995 to present)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Richard M. Goldman* President (1961)	Current: Senior Vice President, Security Benefit Corporation; CEO, Security Benefit Asset Management Holdings, LLC; CEO, President and Manager Representative, Security Investors, LLC; CEO and Manager, Rydex Holdings, LLC; CEO, President and Manager, Rydex Distributors, LLC; Manager, Rydex Fund Services, LLC; President and Trustee, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds and Rydex Variable Trust

Previous: Director, First Security Benefit Life Insurance Company (2007— 2010); President and Director, Security Global Investors (2010—2011); CEO and Director, Rydex Advisors, LLC and Rydex Advisor II, LLC (2010); Director, Security Distributors, Inc. (2007-2009); Managing Member, R M Goldman Partners, LLC (2006-2007)

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President and Chief Investment Officer, Rydex Holdings, LLC; Director and Chairman of the Board, Advisor Research Center, Inc.; Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009-2010), Secretary (2002-2010), Executive Vice President (2002-2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010); Secretary (2002-2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002- 2010); Rydex Capital Partners, LLC, (President and Secretary 2003-2007); Rydex Capital Partners II, LLC, (2003-2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary 2005-2008), Executive Vice President (2005-2006); Advisor Research Center, Inc., Secretary (2006-2009), Executive Vice President (2006); Rydex Specialized Products, LLC, Secretary (2005-2008)
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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)
EXECUTIVE OFFICERS (continued)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer and Manager, Rydex Specialized Products, LLC; Chief Executive Officer and President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) and Senior Vice President (2003-2006); Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009)

Joanna M. Haigney* Current: Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer and Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; Senior Vice President and Chief Compliance Officer, Security Investors, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Chief Compliance Officer and Senior Vice President (2010-2011); Rydex Capital Partners I, LLC and Rydex Capital Partners II, LLC, Chief Compliance Officer (2006-2007); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Vice President (2001-2006)

Keith A. Fletcher* Vice President (1958)	Current: Senior Vice President, Security Investors, LLC; Vice President, Rydex Holdings, LLC; Vice President, Rydex Specialized Products, LLC; Vice President, Rydex Distributors, LLC; Vice President, Rydex Fund Services, LLC; Vice President and Director, Advisor Research Center, Inc.; Vice President, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund

Previous: Security Global Investors, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2009-2011); Lyster Watson and Company, Managing Director (2007-2008); Fletcher Financial Group, Inc., Chief Executive Officer (2004-2007)
the RYDEX | SGI series funds semi-annual report | 77

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
EXECUTIVE OFFICERS (concluded)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Amy J. Lee* Vice President and Assistant Secretary (1960)	Current: Senior Vice President and Secretary, Security Investors, LLC; Secretary and Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President and Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President and Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President and Secretary (2007-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President and Secretary (2010-2011); Brecek and Young Advisors, Inc., Director (2004-2008)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, and Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; Chief Financial Officer and Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004-2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Security Global Investors.
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RYDEXSGI PRIVACY POLICIES
Rydex Funds, Rydex|SGI Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Global Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Rydex|SGI”)
Our Commitment to You
When you become a Rydex|SGI investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Rydex|SGI client.
The Information We Collect About You
In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex|SGI account application or when you request a transaction that involves Rydex and Rydex|SGI funds or one of the Rydex|SGI affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).
How We Handle Your Personal Information
As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex|SGI. For example, if you ask to transfer assets from another financial institution to Rydex|SGI, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex|SGI investment products and services, we may share your information within the Rydex|SGI family of affiliated companies. This would include, for example, sharing your information within Rydex|SGI so we can make you aware of new Rydex and Rydex|SGI funds or the services offered through another Rydex|SGI affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.
Opt Out Provisions
We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.
How We Protect Privacy Online
Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex|SGI web site offers customized features that require our use of “http cookies"—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex|SGI web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.
How We Safeguard Your Personal Information
We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
We’ll Keep You Informed
As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.
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805 King Farm Boulevard, Suite 600
Rockville, MD 20850
www.rydex-sgi.com
800.820.0888
RSTF-SEMI-0911x0312

SEPTEMBER 30, 2011

RYDEX SERIES TRUST SEMI-ANNUAL REPORT

ASSET ALLOCATION FUNDS

ALL-ASSET CONSERVATIVE STRATEGY FUND

ALL-ASSET MODERATE STRATEGY FUND

ALL-ASSET AGGRESSIVE STRATEGY FUND

RYDEX | SGI

THE INTELLIGENT PURSUIT OF WEALTH℠

SEPTEMBER 30, 2011 RYDEX SERIES TRUST SEMI-ANNUAL REPORT ASSET ALLOCATION FUNDS ALL-ASSET CONSERVATIVE STRATEGY FUND ALL-ASSET MODERATE STRATEGY FUND ALL-ASSET AGGRESSIVE STRATEGY FUND

GO GREEN
ELIMINATE MAILBOX CLUTTER
Go paperless with Rydex | SGI eDelivery—a service giving you full online access to account information and documents. Save time, cut down on mailbox clutter and be a friend to the environment with eDelivery.
With Rydex | SGI eDelivery you can:
•	View online confirmations and statements at your convenience.
•	Receive email notifications when your most recent confirmations, statements and other account documents are available for review.
•	Access prospectuses, annual reports and semiannual reports online.
It’s easy to enroll:
1/ Visit www.rydes-sgi.com
2/ Click on “eDelivery Sign-Up”
3/ Follow the simple enrollment instructions
If you have questions about Rydex | SGI eDelivery services, contact one of our Shareholder Service Representatives at 800.820.0888.
This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributiors, LLC.

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

ALL-ASSET CONSERVATIVE STRATEGY FUND	6

ALL-ASSET MODERATE STRATEGY FUND	13

ALL-ASSET AGGRESSIVE STRATEGY FUND	20

NOTES TO FINANCIAL STATEMENTS	27

OTHER INFORMATION	33

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	37

RYDEX | SGI PRIVACY POLICIES	41
the RYDEX | SGI series trust semi-annual report | 1

LETTER TO OUR SHAREHOLDERS
DEAR SHAREHOLDER:
The economic recovery remained fragile in 2011, as global markets were beset by natural disasters, Mid East uprisings and sovereign debt woes. After rising to their recent high around the end of April, U.S. stock markets began a slide that, by the end of September, was approaching bear-market territory. Investors became nervous as the U.S. Federal Reserve ended its second quantitative easing program in June and Congress wrangled over debt ceilings and budget deficits, which led to the U.S. losing its AAA debt rating in August. Many measures of hiring, housing, GDP and consumer confidence have worsened in the past six months, and analysts began forecasting an economy that, if not sliding backward, would move ahead only slowly.
As with many countries, the central bank of the U.S. was a major factor in the markets for most of the past year, conducting a debt-purchase program designed to boost lending and expand the economy—the second such effort since the financial crisis of 2008. Late in the third quarter, the Fed chairman said the “recovery is close to faltering,” and there was a risk of another recession unless the government took steps to increase growth. The Fed said it would keep short-term interest rates near zero for another two years and hold down borrowing costs through “operation twist,” shifting $400 billion in holdings from short-term to long-term Treasuries.
The biggest threat to markets in late September appeared to be recession. Supporting evidence in the U.S. included weak housing demand despite record-low mortgage rates, consumer confidence that has ebbed for five months amid politicization of raising the debt ceiling, job creation insufficient to keep up with population growth, as well as other indicators ranging from soft wages, slumping equity markets and falling prices for commodities like oil and copper. Analysts arguing that a recession is unlikely cite inflation expectations that have fallen to their lowest levels of 2011, good retail sales, sound corporate balance sheets and manufacturing gauges that are improving, albeit slightly. In addition, while economists surveyed by Bloomberg have been lowering GDP growth estimates for the year, positive growth is still expected.
Recession currently seems more a threat to Europe than America, as high unemployment and austerity measures weigh on weaker members of the eurozone, with a knock-on effect for the continent’s growth engines of Germany and France, particularly in manufacturing, which has been the key player in the global recovery. Many economists are hoping for an orderly default of Greece that may prevent financial problems from spreading to other weak countries or to banks, and stabilize the euro. Countries using the euro were in the process of approving a bailout fund expansion at the end of the third quarter, and bolstering European banks against the possibility of sovereign default. Even though they were not at the eye of the sovereign debt storm, many emerging market economies also began weakening over the summer, fearing global recession and financial contagion. Investors are especially concerned about the stability of China’s banking system and whether inflation will ebb along with slowing growth.
All the economic uncertainty and market volatility took their toll on the equity markets. For the six months, key equity indices have fallen significantly. While some strategists believed the market drop over the third quarter of 2011 brought stock prices to reasonable levels, others were concerned that third-quarter earnings could still come in lower than expected, kicking away a key support of valuations.
2 | the RYDEX|SGI series trust semi-annual report

LETTER TO OUR SHAREHOLDERS (concluded)
While the market forces play out, many investors have been driven to the sidelines or to safe havens. Gold reached a high of near $1900 an ounce in August, before falling 11% in September, leading some to question whether its recent run is nearing an end. Investors also abandoned riskier currencies toward the end of the third quarter, and piled into the dollar, helping it regain ground lost over the past 12 months. Further upward moves in the dollar are expected as the world economy continues to sputter.
Sluggish economic data, concern over the collapse of Europe’s financial system and the Fed’s policy efforts also drove investors into U.S. government debt over the course of 2011, driving up the price of debt maturing in 10 years or more, leading to historic low yields. Recession, however, is not a consensus view. The Fed remains accommodative and the Treasury yield curve is steep. A potential rebound in GDP to 2% in the third quarter, lower fuel prices and a stronger automotive sector may be enough to keep the U.S. recovery on course, even if slow, and counterbalance difficulties in Europe and Asia.
Thank you for investing in our funds.
Sincerely,
Michael Byrum
President & Chief Investment Officer
The opinions and forecasts expressed are those of Michael Byrum as of 10/31/2011, and may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888
Rydex|SGI funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors® and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.
the RYDEX|SGI series trust semi-annual report | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)
All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2011 and ending September 30, 2011.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b), Rydex prototype money purchase plan and profit sharing plan accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4 | the RYDEX|SGI series trust semi-annual report

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2011	September 30, 2011	Period[2]

Table 1. Based on actual Fund return[3]

All-Asset Conservative Strategy Fund
A-Class	0.00%	(7.12%)	$1,000.00	$928.80	$—
C-Class	0.75%	(7.49%)	1,000.00	925.10	3.62
H-Class	0.00%	(7.12%)	1,000.00	928.80	—
All-Asset Moderate Strategy Fund
A-Class	0.00%	(9.92%)	1,000.00	900.80	—
C-Class	0.75%	(10.28%)	1,000.00	897.20	3.57
H-Class	0.00%	(9.92%)	1,000.00	900.80	—
All-Asset Aggressive Strategy Fund
A-Class	0.00%	(13.37%)	1,000.00	866.30	—
C-Class	0.75%	(13.79%)	1,000.00	862.10	3.50
H-Class	0.00%	(13.46%)	1,000.00	865.40	—

Table 2. Based on hypothetical 5% return (before expenses)

All-Asset Conservative Strategy Fund
A-Class	0.00%	5.00%	$1,000.00	$1,025.07	$—
C-Class	0.75%	5.00%	1,000.00	1,021.31	3.80
H-Class	0.00%	5.00%	1,000.00	1,025.07	—
All-Asset Moderate Strategy Fund
A-Class	0.00%	5.00%	1,000.00	1,025.07	—
C-Class	0.75%	5.00%	1,000.00	1,021.31	3.80
H-Class	0.00%	5.00%	1,000.00	1,025.07	—
All-Asset Aggressive Strategy Fund
A-Class	0.00%	5.00%	1,000.00	1,025.07	—
C-Class	0.75%	5.00%	1,000.00	1,021.31	3.80
H-Class	0.00%	5.00%	1,000.00	1,025.07	—

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2011 to September 30, 2011.
the RYDEX|SGI series trust semi-annual report | 5

FUND PROFILE (Unaudited)	September 30, 2011
ALL-ASSET CONSERVATIVE STRATEGY FUND
OBJECTIVE: Seeks to primarily provide preservation of capital and, secondarily, long-term growth of capital.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2006
C-Class	June 30, 2006
H-Class	June 30, 2006

Ten Largest Holdings
(% of Total Net Assets)

Security Income Fund® — U.S. Intermediate Bond Fund — A Class	20.1%
RSF — U.S. Long Short Momentum Fund — A Class	10.0%
Security Income Fund® — High Yield Fund — A Class	7.9%
RSF — Multi-Hedge Strategies Fund — A Class	7.0%
RSF — Long Short Interest Rate Strategy Fund — A Class	6.4%
Security Large Cap Value Fund — A Class	4.7%
Security Equity Fund® — Large Cap Concentrated Growth Fund — A Class	4.6%
Security Equity Fund® — MSCI EAFE Equal Weight Fund — A Class	4.1%
RSF — Managed Futures Strategy Fund — A Class	3.1%
RSF — Event Driven and Distressed Strategies Fund — A Class	2.2%

Top Ten Total	70.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
RSF — Rydex Series Funds
6 | the RYDEX|SGI series trust semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
ALL-ASSET CONSERVATIVE STRATEGY FUND

	Shares	Value

EXCHANGE TRADED FUNDS† — 0.8%
iShares Barclays Aggregate Bond Fund	909	$100,090

Total Exchange Traded Funds (Cost $99,986)		100,090

MUTUAL FUNDS†,1 — 77.3%

Alternatives Funds — 32.2%
RSF — U.S. Long Short Momentum Fund — A Class*	106,665	1,263,981
RSF — Multi-Hedge Strategies Fund — A Class*	39,462	889,482
RSF — Long Short Interest Rate Strategy Fund — A Class*	34,297	812,830
RSF — Managed Futures Strategy Fund — A Class*	15,922	392,627
RSF — Event Driven and Distressed Strategies Fund — A Class*	11,897	281,727
RSF — Long Short Equity Strategy Fund — A Class*	7,664	189,006
RSF — Long/Short Commodities Strategy Fund — A Class	5,248	129,615
RSF — Alternative Strategies Fund — A Class*	5,336	125,873

Total Alternatives Funds		4,085,141

Fixed Income Funds — 27.9%
Security Income Fund® — U.S. Intermediate Bond Fund — A Class	145,676	2,539,127
Security Income Fund® — High Yield Fund — A Class	90,809	1,007,076

Total Fixed Income Funds		3,546,203

Domestic Equity Funds — 12.2%
Security Large Cap Value Fund — A Class	24,192	594,646
Security Equity Fund® — Large Cap Concentrated Growth Fund — A Class	79,089	585,262
Security Equity Fund® — Mid Cap Value Fund — A Class	5,789	157,042
Security Mid Cap Growth Fund — A Class*	5,381	154,260
Security Equity Fund® — Small Cap Value Fund — A Class*	2,689	31,359
Security Equity Fund® — Small Cap Growth Fund — A Class*	2,602	30,988

Total Domestic Equity Funds		1,553,557

International Equity Funds — 4.1%
Security Equity Fund® — MSCI EAFE Equal Weight Fund — A Class	53,768	521,553

Specialty Funds — 0.9%
RSF — Real Estate Fund — A Class	4,854	118,579

Total Mutual Funds (Cost $9,387,807)		9,825,033

	Face
	Amount
REPURCHASE AGREEMENT††,2 — 21.4%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$2,718,917	2,718,917

Total Repurchase Agreement (Cost $2,718,917)		2,718,917

Total Investments — 99.5% (Cost $12,206,710)		$12,644,040

Cash & Other Assets, Less Liabilities — 0.5%		69,339

Total Net Assets — 100.0%		$12,713,379

		Unrealized
	Contracts	Gain (Loss)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $1,348,102)	11	$1,101

FUTURES CONTRACTS PURCHASED†
December 2011 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $85,850)	2	(2,453)
October 2011 Hang Seng Index Futures Contracts (Aggregate Value of Contracts $109,779)	1	(13,726)
December 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $957,950)	17	(21,485)
December 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $537,160)	8	(27,470)

(Total Aggregate Value of Contracts $1,690,739)		$(65,134)

See Notes to Financial Statements.
the RYDEX|SGI series trust semi-annual report | 7

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2011
ALL-ASSET CONSERVATIVE STRATEGY FUND

		Unrealized
	Contracts	Gain (Loss)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2011 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $95,240)	1	$6,667
December 2011 Australian Dollar Futures Contracts (Aggregate Value of Contracts $95,870)	1	6,396
December 2011 British Pound Futures Contracts (Aggregate Value of Contracts $97,375)	1	1,304

(Total Aggregate Value of Contracts $288,485)		$14,367

FUTURES CONTRACTS SOLD SHORT†
December 2011 S&P/Toronto Stock Exchange 60 Index Futures Contracts (Aggregate Value of Contracts $126,660)	1	6,005
December 2011 SPI 200 Index Futures Contracts (Aggregate Value of Contracts $97,054)	1	2,067
December 2011 FTSE 100 Index Futures Contracts (Aggregate Value of Contracts $78,257)	1	1,010
December 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $128,120)	2	229
October 2011 CAC 40 Euro Futures Contracts (Aggregate Value of Contracts $79,041)	2	(3,112)

(Total Aggregate Value of Contracts $509,132)		$6,199

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	A-Class shares of Affiliated Funds.

[2]	Repurchase Agreement — See Note 5.

RSF — Rydex Series Funds
See Notes to Financial Statements.
8 | the RYDEX|SGI series trust semi-annual report

ALL-ASSET CONSERVATIVE STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments in unaffiliated issuers, at value (cost $99,986)	$100,090
Investments in affiliated issuers, at value (cost $9,387,807)	9,825,033
Repurchase agreements, at value (cost $2,718,917)	2,718,917
Segregated cash with broker	194,492
Due from broker	7,666
Receivables:
Fund shares sold	1,102

Total assets	12,847,300

Liabilities:
Foreign currency, at value (proceeds $7,669)	7,675
Payable for:
Fund shares redeemed	74,283
Variation margin	47,393
Distribution and service fees	4,570

Total liabilities	133,921

Net assets	$12,713,379

Net assets consist of:
Paid in capital	$13,721,267
Undistributed net investment income	238,023
Accumulated net realized loss on investments	(1,639,779)
Net unrealized appreciation on investments	393,868

Net assets	$12,713,379

A-Class:
Net assets	$2,905,361
Capital shares outstanding	289,327
Net asset value per share	$10.04

Maximum offering price per share (Net asset value divided by 95.25%)	$10.54

C-Class:
Net assets	$7,307,674
Capital shares outstanding	758,275
Net asset value per share	$9.64

H-Class:
Net assets	$2,500,344
Capital shares outstanding	248,796
Net asset value per share	$10.05

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment Income:
Dividends	$86,501
Interest	325

Total investment income	86,826

Expenses:
Distribution and service fees:
C-Class	30,752
Miscellaneous	35

Total expenses	30,787

Net investment income	56,039

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	207,588
Futures contracts	(83,726)
Foreign currency	44

Net realized gain	123,906

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	104
Investments in affiliated issuers	(1,141,130)
Futures contracts	(52,908)
Foreign currency	6

Net change in unrealized appreciation (depreciation)	(1,193,928)

Net realized and unrealized loss	(1,070,022)

Net decrease in net assets resulting from operations	$(1,013,983)

See Notes to Financial Statements.
the RYDEX|SGI series trust semi-annual report | 9

ALL-ASSET CONSERVATIVE STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (decrease) in net assets from operations: Net investment income	$56,039	$144,331
Net realized gain on investments	123,906	743,525
Net change in unrealized appreciation (depreciation) on investments	(1,193,928)	179,072

Net increase (decrease) in net assets resulting from operations	(1,013,983)	1,066,928

Distributions to shareholders from:
Net investment income
A-Class	—	(17,209)[a]
C-Class	—	(62,122)[a]
H-Class	—	(18,378)[a]
Net realized gains
A-Class	—	(6,632)[a]
C-Class	—	(23,940)[a]
H-Class	—	(7,082)[a]

Total distributions to shareholders	—	(135,363)

Capital share transactions:
Proceeds from sale of shares
A-Class	8,222,905	1,312,584
C-Class	1,021,544	3,358,472
H-Class	884,300	1,148,814
Redemption fees collected
A-Class	—	297
C-Class	—	1,002
H-Class	—	420
Distributions reinvested
A-Class	—	21,774
C-Class	—	80,877
H-Class	—	23,579
Cost of shares redeemed
A-Class	(8,016,742)	(1,409,993)
C-Class	(1,803,084)	(4,789,006)
H-Class	(748,364)	(3,460,152)

Net decrease from capital share transactions	(439,441)	(3,711,332)

Net decrease in net assets	(1,453,424)	(2,779,767)
Net assets:
Beginning of period	14,166,803	16,946,570

End of period	$12,713,379	$14,166,803

Undistributed net investment income at end of period	$238,023	$181,984

Capital share activity:
Shares sold
A-Class	772,217	126,661
C-Class	101,311	340,674
H-Class	82,304	110,639
Shares issued from reinvestment of distributions
A-Class	—	2,066
C-Class	—	7,952
H-Class	—	2,235
Shares redeemed
A-Class	(752,571)	(136,437)
C-Class	(176,620)	(479,619)
H-Class	(70,821)	(336,679)

Net decrease in shares	(44,180)	(362,508)

[a]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.
See Notes to Financial Statements.
10 | the RYDEX|SGI series trust semi-annual report

ALL-ASSET CONSERVATIVE STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended	Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011[a]	2011	2010	2009	2008	2007[b]

Per Share Data
Net asset value, beginning of period	$10.81	$10.11	$8.64	$10.74	$10.70	$10.00

Income (loss) from investment operations:
Net investment income[c]	.06	.14	.12	.28	.26	.20
Net gain (loss) on investments (realized and unrealized)	(.83)	.65	1.52	(2.08)	.12	.56

Total from investment operations	(.77)	.79	1.64	(1.80)	.38	.76

Less distributions from:
Net investment income	—	(.07)[g]	(.16)[g]	(.14)[g]	(.22)[g]	(.09)
Net realized gains	—	(.02)[g]	(.01)[g]	(.16)[g]	(.14)[g]	—

Total distributions	—	(.09)	(.17)	(.30)	(.36)	(.09)

Redemption fees collected	—	— [d]	— [d]	— [d]	.02	.03

Net asset value, end of period	$10.04	$10.81	$10.11	$8.64	$10.74	$10.70

Total Return[e]	(7.12%)	7.86%	19.02%	(17.05%)	3.70%	7.94%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,905	$2,915	$2,805	$2,274	$4,431	$782

Ratios to average net assets:
Net investment income	1.17%	1.39%	1.27%	2.84%	2.39%	2.47%
Total expenses[f]	— [h]	—	—	—	0.01%	0.01%

Portfolio turnover rate	92%	112%	174%	230%	119%	105%

	Period	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended	Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011[a]	2011	2010	2009	2008	2007[b]

Per Share Data
Net asset value, beginning of period	$10.42	$9.82	$8.46	$10.60	$10.65	$10.00

Income (loss) from investment operations:
Net investment income[c]	.03	.07	.05	.28	.17	.08
Net gain (loss) on investments (realized and unrealized)	(.81)	.62	1.48	(2.12)	.12	.63

Total from investment operations	(.78)	.69	1.53	(1.84)	.29	.71

Less distributions from:
Net investment income	—	(.07)[g]	(.16)[g]	(.14)[g]	(.22)[g]	(.09)
Net realized gains	—	(.02)[g]	(.01)[g]	(.16)[g]	(.14)[g]	—

Total distributions	—	(.09)	(.17)	(.30)	(.36)	(.09)

Redemption fees collected	—	— [d]	— [d]	— [d]	.02	.03

Net asset value, end of period	$9.64	$10.42	$9.82	$8.46	$10.60	$10.65

Total Return[e]	(7.49%)	7.07%	18.12%	(17.65%)	2.86%	7.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,308	$8,683	$9,474	$5,107	$5,074	$2,804

Ratios to average net assets:
Net investment income	0.50%	0.66%	0.58%	2.87%	1.53%	1.05%
Total expenses[f]	0.75%	0.75%	0.75%	0.75%	0.75%	0.76%

Portfolio turnover rate	92%	112%	174%	230%	119%	105%
See Notes to Financial Statements.
the RYDEX|SGI series trust semi-annual report | 11

ALL-ASSET CONSERVATIVE STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended	Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011[a]	2011	2010	2009	2008	2007[b]

Per Share Data
Net asset value, beginning of period	$10.82	$10.12	$8.65	$10.75	$10.71	$10.00

Income (loss) from investment operations:
Net investment income[c]	.07	.14	.12	.31	.25	.15
Net gain (loss) on investments (realized and unrealized)	(.84)	.65	1.52	(2.11)	.13	.62

Total from investment operations	(.77)	.79	1.64	(1.80)	.38	.77

Less distributions from:
Net investment income	—	(.07)[g]	(.16)[g]	(.14)[g]	(.22)[g]	(.09)
Net realized gains	—	(.02)[g]	(.01)[g]	(.16)[g]	(.14)[g]	—

Total distributions	—	(.09)	(.17)	(.30)	(.36)	(.09)

Redemption fees collected	—	— [d]	— [d]	— [d]	.02	.03

Net asset value, end of period	$10.05	$10.82	$10.12	$8.65	$10.75	$10.71

Total Return[e]	(7.12%)	7.85%	19.00%	(17.03%)	3.69%	8.04%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,500	$2,568	$4,667	$3,022	$7,014	$3,634

Ratios to average net assets:
Net investment income	1.26%	1.33%	1.28%	3.14%	2.28%	1.93%
Total expenses[f]	— [h]	—	—	—	0.01%	0.01%

Portfolio turnover rate	92%	112%	174%	230%	119%	105%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: June 30, 2006. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Redemption fees collected are less than $0.01 per share.

[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[f]	Does not include expenses of the underlying funds in which the Fund invests.

[g]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

[h]	Less than 0.01%.
See Notes to Financial Statements.
12 | the RYDEX|SGI series trust semi-annual report

FUND PROFILE (Unaudited)	September 30, 2011
ALL-ASSET MODERATE STRATEGY FUND
OBJECTIVE: Seeks to primarily provide growth of capital and, secondarily, preservation of capital.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2006
C-Class	June 30, 2006
H-Class	June 30, 2006

Ten Largest Holdings
(% of Total Net Assets)

Security Income Fund® — U.S. Intermediate Bond Fund — A Class	20.0%
RSF — U.S. Long Short Momentum Fund — A Class	10.6%
Security Equity Fund® — MSCI EAFE Equal Weight Fund — A Class	7.0%
Security Large Cap Value Fund — A Class	7.0%
Security Equity Fund® — Large Cap Concentrated Growth Fund — A Class	6.8%
RSF — Long Short Interest Rate Strategy Fund — A Class	5.9%
RSF — Multi-Hedge Strategies Fund — A Class	5.1%
RSF — Managed Futures Strategy Fund — A Class	2.6%
RSF — Event Driven and Distressed Strategies Fund — A Class	2.2%
Security Mid Cap Growth Fund — A Class	2.0%

Top Ten Total	69.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
RSF — Rydex Series Funds
the RYDEX|SGI series trust semi-annual report | 13

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
ALL-ASSET MODERATE STRATEGY FUND

	Shares	Value

EXCHANGE TRADED FUNDS† — 0.8%
iShares Barclays Aggregate Bond Fund	1,817	$200,070

Total Exchange Traded Funds (Cost $199,862)		200,070

MUTUAL FUNDS†,1 — 80.1%

Alternatives Funds — 31.2%
RSF — U.S. Long Short Momentum Fund — A Class*	211,355	2,504,553
RSF — Long Short Interest Rate Strategy Fund — A Class*	58,743	1,392,208
RSF — Multi-Hedge Strategies Fund — A Class*	53,415	1,203,982
RSF — Managed Futures Strategy Fund — A Class*	24,906	614,171
RSF — Event Driven and Distressed Strategies Fund — A Class*	21,687	513,543
RSF — Commodities Strategy Fund — A Class*	21,983	337,226
RSF — Long/Short Commodities Strategy Fund — A Class	12,176	300,759
RSF — Long Short Equity Strategy Fund — A Class*	11,573	285,390
RSF — Alternative Strategies Fund — A Class*	10,220	241,093

Total Alternatives Funds		7,392,925

Fixed Income Funds — 21.5%
Security Income Fund® — U.S. Intermediate Bond Fund — A Class	272,364	4,747,309
Security Income Fund® — High Yield Fund — A Class	30,696	340,422

Total Fixed Income Funds		5,087,731

Domestic Equity Funds — 18.8%
Security Large Cap Value Fund — A Class	67,044	1,647,934
Security Equity Fund® — Large Cap Concentrated Growth Fund — A Class	218,620	1,617,787
Security Mid Cap Growth Fund — A Class*	16,381	469,635
Security Equity Fund® — Mid Cap Value Fund — A Class	17,211	466,944
Security Equity Fund® — Small Cap Growth Fund — A Class*	10,850	129,225
Security Equity Fund® — Small Cap Value Fund — A Class*	11,050	128,844

Total Domestic Equity Funds		4,460,369

International Equity Funds — 7.0%
Security Equity Fund® — MSCI EAFE Equal Weight Fund — A Class	171,551	1,664,049

Specialty Funds — 1.6%
RSF — Real Estate Fund — A Class	15,288	373,484

Total Mutual Funds (Cost $17,704,694)		18,978,558

	Face
	Amount
REPURCHASE AGREEMENT††,2 — 17.5%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$4,141,047	4,141,047

Total Repurchase Agreement (Cost $4,141,047)		4,141,047

Total Investments — 98.4% (Cost $22,045,604)		$23,319,675

Cash & Other Assets, Less Liabilities — 1.6%		373,953

Total Net Assets — 100.0%		$23,693,628

		Unrealized
	Contracts	Gain (loss)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $1,838,320)	15	$1,369

FUTURES CONTRACTS PURCHASED†
December 2011 DAX Index Futures Contracts (Aggregate Value of Contracts $181,911)	1	12,737
December 2011 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $171,700)	4	(4,906)
October 2011 Hang Seng Index Futures Contracts (Aggregate Value of Contracts $109,779)	1	(13,726)
December 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $1,275,755)	19	(65,731)
December 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $3,268,301)	58	(72,695)

(Total Aggregate Value of Contracts $5,007,446)		$(144,321)

See Notes to Financial Statements.
14 | the RYDEX|SGI series trust semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2011
ALL-ASSET MODERATE STRATEGY FUND

		Unrealized
	Contracts	Gain (loss)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2011 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $190,480)	2	$13,337
December 2011 Australian Dollar Futures Contracts (Aggregate Value of Contracts $191,740)	2	12,792
December 2011 British Pound Futures Contracts (Aggregate Value of Contracts $194,750)	2	2,607

(Total Aggregate Value of Contracts $576,970)		$28,736

FUTURES CONTRACTS SOLD SHORT†
December 2011 S&P/Toronto Stock Exchange 60 Index Futures Contracts (Aggregate Value of Contracts $253,321)	2	11,306
December 2011 SPI 200 Index Futures Contracts (Aggregate Value of Contracts $194,107)	2	4,133
December 2011 FTSE 100 Index Futures Contracts (Aggregate Value of Contracts $156,514)	2	2,020
December 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $256,240)	4	456
October 2011 CAC 40 Euro Futures Contracts (Aggregate Value of Contracts $197,602)	5	(7,779)

(Total Aggregate Value of Contracts $1,057,784)		$10,136

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	A-Class shares of Affiliated Funds.

[2]	Repurchase Agreement — See Note 5.

RSF — Rydex Series Funds
See Notes to Financial Statements.
the RYDEX|SGI series trust semi-annual report | 15

ALL-ASSET MODERATE STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments in unaffiliated issuers, at value (cost $199,862)	$200,070
Investments in affiliated issuers, at value (cost $17,704,694)	18,978,558
Repurchase agreements, at value (cost $4,141,047)	4,141,047
Foreign currency, at value (cost $10,477)	10,275
Segregated cash with broker	508,072
Receivables:
Fund shares sold	22,040

Total assets	23,860,062

Liabilities:
Due to broker	10,612
Payable for:
Variation margin	136,379
Fund shares redeemed	10,882
Distribution and service fees	8,561

Total liabilities	166,434

Net assets	$23,693,628

Net assets consist of:
Paid in capital	$29,746,150
Undistributed net investment income	277,092
Accumulated net realized loss on investments	(7,499,403)
Net unrealized appreciation on investments	1,169,789

Net assets	$23,693,628

A-Class:
Net assets	$6,852,982
Capital shares outstanding	711,534
Net asset value per share	$9.63

Maximum offering price per share (Net asset value divided by 95.25%)	$10.11

C-Class:
Net assets	$13,299,724
Capital shares outstanding	1,437,742
Net asset value per share	$9.25

H-Class:
Net assets	$3,540,922
Capital shares outstanding	367,568
Net asset value per share	$9.63

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2011

Investment income:
Dividends	$91,404
Interest	548

Total investment income	91,952

Expenses:
Distribution and service fees:
C-Class	60,525

Total expenses	60,525

Net investment income	31,427

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	730,455
Futures contracts	(412,255)
Foreign currency	(163)

Net realized gain	318,037

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	208
Investments in affiliated issuers	(3,011,620)
Futures contracts	(155,499)
Foreign currency	(202)

Net change in unrealized appreciation (depreciation)	(3,167,113)

Net realized and unrealized loss	(2,849,076)

Net decrease in net assets resulting from operations	$(2,817,649)

See Notes to Financial Statements.
16 | the RYDEX|SGI series trust semi-annual report

ALL-ASSET MODERATE STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (decrease) in net assets from operations:
Net investment income	$31,427	$168,883
Net realized gain on investments	318,037	2,056,733
Net change in unrealized appreciation (depreciation) on investments	(3,167,113)	229,321

Net increase (decrease) in net assets resulting from operations	(2,817,649)	2,454,937

Distributions to shareholders from:
Net investment income
A-Class	—	(36,863)[a]
C-Class	—	(80,363)[a]
H-Class	—	(21,060)[a]
Net realized gains
A-Class	—	(20,468)[a]
C-Class	—	(44,621)[a]
H-Class	—	(11,693)[a]

Total distributions to shareholders	—	(215,068)

Capital share transactions:
Proceeds from sale of shares
A-Class	619,384	2,264,995
C-Class	954,328	4,762,262
H-Class	1,031,945	1,666,855
Redemption fees collected
A-Class	—	551
C-Class	—	1,160
H-Class	—	371
Distributions reinvested
A-Class	—	53,429
C-Class	—	117,251
H-Class	—	32,009
Cost of shares redeemed
A-Class	(1,466,006)	(4,409,898)
C-Class	(3,843,607)	(7,882,677)
H-Class	(1,562,235)	(5,242,983)

Net decrease from capital share transactions	(4,266,191)	(8,636,675)

Net decrease in net assets	(7,083,840)	(6,396,806)
Net assets:
Beginning of period	30,777,468	37,174,274

End of period	$23,693,628	$30,777,468

Undistributed net investment income at end of period	$277,092	$245,665

Capital share activity:
Shares sold
A-Class	60,159	222,647
C-Class	94,942	487,674
H-Class	98,693	163,150
Shares issued from reinvestment of distributions
A-Class	—	5,167
C-Class	—	11,737
H-Class	—	3,096
Shares redeemed
A-Class	(142,279)	(441,339)
C-Class	(385,693)	(822,570)
H-Class	(149,898)	(525,938)

Net decrease in shares	(424,076)	(896,376)

[a]	For financial reporting purposes, certain distributions from net investment income for federal tax purposes have been reclassified to distributions from realized gains.
See Notes to Financial Statements.
the RYDEX|SGI series trust semi-annual report | 17

ALL-ASSET MODERATE STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

						Period
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31
A-Class	2011[a]	2011	2010	2009	2008	2007[b]

Per Share Data
Net asset value, beginning of period	$10.69	$9.84	$7.93	$10.18	$10.56	$10.00

Income (loss) from investment operations:
Net investment income[c]	.03	.10	.09	.20	.17	.18
Net gain (loss) on investments (realized and unrealized)	(1.09)	.82	1.99	(2.31)	(.24)	.79

Total from investment operations	(1.06)	.92	2.08	(2.11)	(.07)	.97

Less distributions from:
Net investment income	—	(.05)[h]	(.17)[h]	(.02)[h]	(.12)[h]	(.10)[h]
Net realized gains	—	(.02)[h]	(.01)[h]	(.12)[h]	(.19)[h]	(.32)[h]

Total distributions	—	(.07)	(.18)	(.14)	(.31)	(.42)

Redemption fees collected	—	— [d]	.01	— [d]	— [d]	.01

Net asset value, end of period	$9.63	$10.69	$9.84	$7.93	$10.18	$10.56

Total Return[e]	(9.92%)	9.39%	26.34%	(20.85%)	(0.75%)	9.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,853	$8,485	$9,907	$7,907	$10,214	$9,719

Ratios to average net assets:
Net investment income	0.65%	0.95%	0.94%	2.14%	1.58%	2.26%
Total expenses[f]	—	—	—	—	0.01%	—

Portfolio turnover rate	43%	93%	170%	220%	125%	66%

						Period
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31
C-Class	2011[a]	2011	2010	2009	2008	2007[b]

Per Share Data
Net asset value, beginning of period	$10.31	$9.56	$7.77	$10.05	$10.50	$10.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(—-)[g]	.02	.02	.11	.10	.11
Net gain (loss) on investments (realized and unrealized)	(1.06)	.80	1.94	(2.25)	(.24)	.80

Total from investment operations	(1.06)	.82	1.96	(2.14)	(.14)	.91

Less distributions from:
Net investment income	—	(.05)[h]	(.17)[h]	(.02)[h]	(.12)[h]	(.10)[h]
Net realized gains	—	(.02)[h]	(.01)[h]	(.12)[h]	(.19)[h]	(.32)[h]

Total distributions	—	(.07)	(.18)	(.14)	(.31)	(.42)

Redemption fees collected	—	— [d]	.01	— [d]	— [d]	.01

Net asset value, end of period	$9.25	$10.31	$9.56	$7.77	$10.05	$10.50

Total Return[e]	(10.28%)	8.62%	25.33%	(21.42%)	(1.43%)	9.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,300	$17,815	$19,607	$17,885	$30,282	$18,551

Ratios to average net assets:
Net investment income (loss)	(0.10%)	0.21%	0.17%	1.22%	0.90%	1.34%
Total expenses[f]	0.75%	0.75%	0.75%	0.75%	0.76%	0.75%

Portfolio turnover rate	43%	93%	170%	220%	125%	66%
18 | the RYDEX|SGI series trust semi-annual report

ALL-ASSET MODERATE STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

						Period
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31
H-Class	2011[a]	2011	2010	2009	2008	2007[b]

Per Share Data
Net asset value, beginning of period	$10.69	$9.84	$7.94	$10.18	$10.56	$10.00

Income (loss) from investment operations:
Net investment income[c]	.03	.09	.08	.16	.13	.18
Net gain (loss) on investments (realized and unrealized)	(1.09)	.83	1.99	(2.26)	(.20)	.79

Total from investment operations	(1.06)	.92	2.07	(2.10)	(.07)	.97

Less distributions from:
Net investment income	—	(.05)[h]	(.17)[h]	(.02)[h]	(.12)[h]	(.10)[h]
Net realized gains	—	(.02)[h]	(.01)[h]	(.12)[h]	(.19)[h]	(.32)[h]

Total distributions	—	(.07)	(.18)	(.14)	(.31)	(.42)

Redemption fees collected	—	— [d]	.01	— [d]	— [d]	.01

Net asset value, end of period	$9.63	$10.69	$9.84	$7.94	$10.18	$10.56

Total Return[e]	(9.92%)	9.39%	26.18%	(20.75%)	(0.75%)	9.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,541	$4,478	$7,660	$6,279	$11,359	$8,623

Ratios to average net assets:
Net investment income	0.66%	0.92%	0.92%	1.73%	1.22%	2.32%
Total expenses[f]	—	—	—	—	0.01%	—

Portfolio turnover rate	43%	93%	170%	220%	125%	66%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: June 30, 2006. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Redemption fees collected are less than $0.01 per share.

[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[f]	Does not include expenses of the underlying funds in which the Fund invests.

[g]	Net investment income (loss) is less than $0.01 per share.

[h]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.
the RYDEX|SGI series trust semi-annual report | 19

FUND PROFILE (Unaudited)	September 30, 2011
ALL-ASSET AGGRESSIVE STRATEGY FUND
OBJECTIVE: Seeks to primarily provide growth of capital.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2006
C-Class	June 30, 2006
H-Class	June 30, 2006

Ten Largest Holdings
(% of Total Net Assets)

RSF — U.S. Long Short Momentum Fund — A Class	12.8%
Security Large Cap Value Fund — A Class	9.5%
Security Equity Fund® — Large Cap Concentrated Growth Fund — A Class	9.5%
Security Income Fund ® — U.S. Intermediate Bond Fund — A Class	9.4%
Security Equity Fund® — MSCI EAFE Equal Weight Fund — A Class	7.6%
RSF — Long Short Interest Rate Strategy Fund — A Class	5.4%
RSF — Multi-Hedge Strategies Fund — A Class	4.2%
RSF — Managed Futures Strategy Fund — A Class	3.9%
Security Equity Fund® — Mid Cap Value Fund — A Class	2.5%
Security Mid Cap Growth Fund — A Class	2.5%

Top Ten Total	67.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

RSF — Rydex Series Funds

20 | the RYDEX|SGI series trust semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011
ALL-ASSET AGGRESSIVE STRATEGY FUND

	Shares	Value
EXCHANGE TRADED FUNDS† — 0.9%
iShares Barclays Aggregate Bond Fund	909	$100,090

Total Exchange Traded Funds (Cost $99,986)		100,090

MUTUAL FUNDS†,1 — 80.2%

Alternatives Funds — 34.3%
RSF — U.S. Long Short Momentum Fund — A Class*	118,872	1,408,636
RSF — Long Short Interest Rate Strategy Fund — A Class*	24,720	585,869
RSF — Multi-Hedge Strategies Fund — A Class*	20,229	455,958
RSF — Managed Futures Strategy Fund — A Class*	17,104	421,783
RSF — Event Driven and Distressed Strategies Fund — A Class*	11,332	268,350
RSF — Long/Short Commodities Strategy Fund — A Class	7,375	182,168
RSF — Commodities Strategy Fund — A Class*	11,136	170,829
RSF — Long Short Equity Strategy Fund — A Class*	5,870	144,764
RSF — Alternative Strategies Fund — A Class*	4,767	112,464

Total Alternatives Funds		3,750,821

Domestic Equity Funds — 26.6%
Security Large Cap Value Fund — A Class	42,852	1,053,291
Security Equity Fund® — Large Cap Concentrated Growth Fund — A Class	140,516	1,039,818
Security Equity Fund® — Mid Cap Value Fund — A Class	10,189	276,417
Security Mid Cap Growth Fund — A Class*	9,614	275,628
Security Equity Fund® — Small Cap Growth Fund — A Class*	11,012	131,155
Security Equity Fund® — Small Cap Value Fund — A Class*	11,245	131,117

Total Domestic Equity Funds		2,907,426

Fixed Income Funds — 9.5%
Security Income Fund® — U.S. Intermediate Bond Fund — A Class	58,896	1,026,549
Security Income Fund® — High Yield Fund — A Class	1,641	18,197

Total Fixed Income Funds		1,044,746

International Equity Funds — 7.6%
Security Equity Fund® — MSCI EAFE Equal Weight Fund — A Class	85,595	830,275

Specialty Funds — 2.2%
RSF — Real Estate Fund — A Class	9,690	236,739

Total Mutual Funds (Cost $8,176,588)		8,770,007

	Face
	Amount
REPURCHASE AGREEMENT††,2 — 17.4%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$1,897,045	1,897,045

Total Repurchase Agreement (Cost $1,897,045)		1,897,045

Total Investments — 98.5% (Cost $10,173,619)		$10,767,142

Cash & Other Assets, Less Liabilities — 1.5%		159,395

Total Net Assets — 100.0%		$10,926,537

		Unrealized
	Contracts	Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $490,219)	4	$269

FUTURES CONTRACTS PURCHASED†
December 2011 DAX Index Futures Contracts (Aggregate Value of Contracts $181,911)	1	12,737
December 2011 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $85,850)	2	(2,453)
October 2011 Hang Seng Index Futures Contracts (Aggregate Value of Contracts $109,779)	1	(13,726)
December 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $671,450)	10	(27,986)
December 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,972,250)	35	(43,064)

(Total Aggregate Value of Contracts $3,021,240)		$(74,492)

See Notes to Financial Statements.
the RYDEX|SGI series trust semi-annual report | 21

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2011
ALL-ASSET AGGRESSIVE STRATEGY FUND

		Unrealized
	Contracts	Gain (Loss)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2011 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $95,240)	1	$6,667
December 2011 Australian Dollar Futures Contracts (Aggregate Value of Contracts $95,870)	1	6,396
December 2011 British Pound Futures Contracts (Aggregate Value of Contracts $97,375)	1	1,304

(Total Aggregate Value of Contracts $288,485)		$14,367

FUTURES CONTRACTS SOLD SHORT†
December 2011 S&P/Toronto Stock Exchange 60 Index Futures Contracts (Aggregate Value of Contracts $126,660)	1	6,005
December 2011 SPI 200 Index Futures Contracts (Aggregate Value of Contracts $97,054)	1	2,067
December 2011 FTSE 100 Index Futures Contracts (Aggregate Value of Contracts $78,257)	1	1,010
December 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $128,120)	2	229
October 2011 CAC 40 Euro Futures Contracts (Aggregate Value of Contracts $79,041)	2	(3,112)

(Total Aggregate Value of Contracts $509,132)		$6,199

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	A-Class shares of Affiliated Funds.

[2]	Repurchase Agreement — See Note 5.

RSF — Rydex Series Funds
See Notes to Financial Statements.

22 | the RYDEX|SGI series trust semi-annual report

ALL-ASSET AGGRESSIVE STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2011

Assets:
Investments in unaffiliated issuers, at value (cost $99,986)	$100,090
Investments in affiliated issuers, at value (cost $8,176,588)	8,770,007
Repurchase agreements, at value (cost $1,897,045)	1,897,045
Foreign currency, at value (cost $12,010)	11,765
Segregated cash with broker	281,870
Receivables:
Fund shares sold	3,096

Total assets	11,063,873

Liabilities:
Due to broker	12,139
Payable for:
Variation margin	82,009
Fund shares redeemed	39,688
Distribution and service fees	3,500

Total liabilities	137,336

Net assets	$10,926,537

Net assets consist of:
Paid in capital	$13,791,802
Undistributed net investment income	106,387
Accumulated net realized loss on investments	(3,511,255)
Net unrealized appreciation on investments	539,603

Net assets	$10,926,537

A-Class:
Net assets	$3,567,543
Capital shares outstanding	396,056
Net asset value per share	$9.01

Maximum offering price per share (Net asset value divided by 95.25%)	$9.46

C-Class:
Net assets	$5,386,743
Capital shares outstanding	623,883
Net asset value per share	$8.63

H-Class:
Net assets	$1,972,251
Capital shares outstanding	219,023
Net asset value per share	$9.00

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2011

Investment Income:
Dividends	$23,576
Interest	305

Total investment income	23,881

Expenses:
Distribution and service fees:
C-Class	23,895

Total expenses	23,895

Net investment loss	(14)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	574,555
Futures contracts	(342,190)
Foreign currency	(218)

Net realized gain	232,147

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	104
Investments in affiliated issuers	(2,156,934)
Futures contracts	(93,056)
Foreign currency	(263)

Net change in unrealized appreciation (depreciation)	(2,250,149)

Net realized and unrealized loss	(2,018,002)

Net decrease in net assets resulting from operations	$(2,018,016)

See Notes to Financial Statements.

the RYDEX|SGI series trust semi-annual report | 23

ALL-ASSET AGGRESSIVE STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2011	March 31,
	(Unaudited)	2011

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(14)	$60,403
Net realized gain on investments	232,147	824,966
Net change in unrealized appreciation (depreciation) on investments	(2,250,149)	915,300

Net increase (decrease) in net assets resulting from operations	(2,018,016)	1,800,669

Distributions to shareholders from:
Net investment income
A-Class	—	(4,100)[a]
C-Class	—	(4,071)[a]
H-Class	—	(1,726)[a]
Net realized gains
A-Class	—	(19,053)[a]
C-Class	—	(18,922)[a]
H-Class	—	(8,023)[a]

Total distributions to shareholders	—	(55,895)

Capital share transactions:
Proceeds from sale of shares
A-Class	506,910	2,068,087
C-Class	388,848	1,443,010
H-Class	869,917	1,350,482
Redemption fees collected
A-Class	—	121
C-Class	—	128
H-Class	—	62
Distributions reinvested
A-Class	—	14,520
C-Class	—	21,423
H-Class	—	9,658
Cost of shares redeemed
A-Class	(3,310,222)	(2,185,888)
C-Class	(1,258,109)	(2,074,277)
H-Class	(1,464,176)	(2,331,122)

Net decrease from capital share transactions	(4,266,832)	(1,683,796)

Net increase (decrease) in net assets	(6,284,848)	60,978
Net assets:
Beginning of period	17,211,385	17,150,407

End of period	$10,926,537	$17,211,385

Undistributed net investment income at end of period	$106,387	$106,401

Capital share activity:
Shares sold
A-Class	49,098	215,657
C-Class	40,550	155,387
H-Class	85,519	140,593
Shares issued from reinvestment of distributions
A-Class	—	1,455
C-Class	—	2,227
H-Class	—	968
Shares redeemed
A-Class	(338,907)	(226,325)
C-Class	(129,655)	(228,788)
H-Class	(149,551)	(249,441)

Net decrease in shares	(442,946)	(188,267)

[a]	For financial reporting purposes, certain distributions from net investment income for federal tax purposes have been reclassified to distributions from realized gains.
See Notes to Financial Statements.

24 | the RYDEX|SGI series trust semi-annual report

ALL-ASSET AGGRESSIVE STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

						Period
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31
A-Class	2011[a]	2011	2010	2009	2008	2007[b]

Per Share Data
Net asset value, beginning of period	$10.40	$9.29	$6.98	$9.69	$10.28	$10.00

Income (loss) from investment operations:
Net investment income[c]	.02	.07	.05	.12	.11	.24
Net gain (loss) on investments (realized and unrealized)	(1.41)	1.07	2.37	(2.60)	(.48)	.77

Total from investment operations	(1.39)	1.14	2.42	(2.48)	(.37)	1.01

Less distributions from:
Net investment income	—	(.01)[g]	(.10)[g]	(.22)[g]	(.06)[g]	(.10)[g]
Net realized gains	—	(.02)[g]	(.01)[g]	(.01)[g]	(.16)[g]	(.64)[g]

Total distributions	—	(.03)	(.11)	(.23)	(.22)	(.74)

Redemption fees collected	—	— [d]	— [d]	— [d]	— [d]	.01

Net asset value, end of period	$9.01	$10.40	$9.29	$6.98	$9.69	$10.28

Total Return[e]	(13.37%)	12.31%	34.67%	(25.81)%	(3.77%)	10.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,568	$7,134	$6,457	$5,389	$8,596	$13,854

Ratios to average net assets:
Net investment income	0.31%	0.70%	0.55%	1.40%	1.01%	3.11%
Total expenses[f]	—	—	—	0.02%	0.01%	—

Portfolio turnover rate	44%	97%	185%	278%	120%	92%

						Period
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31
C-Class	2011[a]	2011	2010	2009	2008	2007[b]

Per Share Data
Net asset value, beginning of period	$10.01	$9.01	$6.82	$9.56	$10.22	$10.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.02)	(.01)	(.02)	.05	.06	(.03)
Net gain (loss) on investments (realized and unrealized)	(1.36)	1.04	2.32	(2.56)	(.50)	.98

Total from investment operations	(1.38)	1.03	2.30	(2.51)	(.44)	.95

Less distributions from:
Net investment income	—	(.01)[g]	(.10)[g]	(.22)[g]	(.06)[g]	(.10)[g]
Net realized gains	—	(.02)[g]	(.01)[g]	(.01)[g]	(.16)[g]	(.64)[g]

Total distributions	—	(.03)	(.11)	(.23)	(.22)	(.74)

Redemption fees collected	—	— [d]	— [d]	— [d]	— [d]	.01

Net asset value, end of period	$8.63	$10.01	$9.01	$6.82	$9.56	$10.22

Total Return[e]	(13.79%)	11.47%	33.72%	(26.48%)	(4.48%)	9.76%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,387	$7,135	$7,063	$4,667	$6,178	$6,537

Ratios to average net assets:
Net investment income (loss)	(0.44%)	(0.09%)	(0.21%)	0.59%	0.60%	(0.34%)
Total expenses[f]	0.75%	0.75%	0.75%	0.77%	0.76%	0.75%

Portfolio turnover rate	44%	97%	185%	278%	120%	92%

the RYDEX|SGI series trust semi-annual report | 25

ALL-ASSET AGGRESSIVE STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

						Period
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31
H-Class	2011[a]	2011	2010	2009	2008	2007[b]

Per Share Data
Net asset value, beginning of period	$10.40	$9.29	$6.97	$9.69	$10.29	$10.00

Income (loss) from investment operations:
Net investment income[c]	.02	.06	.04	.11	.08	.15
Net gain (loss) on investments (realized and unrealized)	(1.42)	1.08	2.39	(2.60)	(.46)	.87

Total from investment operations	(1.40)	1.14	2.43	(2.49)	(.38)	1.02

Less distributions from:
Net investment income	—	(.01)[g]	(.10)[g]	(.22)[g]	(.06)[g]	(.10)[g]
Net realized gains	—	(.02)[g]	(.01)[g]	(.01)[g]	(.16)[g]	(.64)[g]

Total distributions	—	(.03)	(.11)	(.23)	(.22)	(.74)

Redemption fees collected	—	— [d]	— [d]	— [d]	— [d]	.01

Net asset value, end of period	$9.00	$10.40	$9.29	$6.97	$9.69	$10.29

Total Return[e]	(13.46%)	12.31%	34.86%	(25.92%)	(3.87%)	10.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,972	$2,943	$3,630	$3,240	$4,447	$6,486

Ratios to average net assets:
Net investment income	0.31%	0.66%	0.53%	1.22%	0.80%	1.94%
Total expenses[f]	—	—	—	0.02%	0.01%	—

Portfolio turnover rate	44%	97%	185%	278%	120%	92%

[a]	Unaudited figures for the period ended September 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: June 30, 2006. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Redemption fees collected are less than $0.01 per share.

[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[f]	Does not include expenses of the underlying funds in which the Fund invests.

[g]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

26 | the RYDEX|SGI series trust semi-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization and Significant Accounting Policies Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the”1940 Act”) as a non-diversified, open-ended investment company. The Trust offers eight separate classes of shares, Investor Class shares, Investor2 Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares, and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase.
At September 30, 2011, the Trust consisted of fifty-eight separate funds. This report covers the Asset Allocation Funds (the “Funds”), while the other funds are contained in separate reports.
Security Global Investors (“SGI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative, and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. SGI, RFS and RDL are affiliated entities.
Each Fund is a “fund of funds,” which means that each Fund seeks to achieve its investment objective by investing primarily in a combination of mutual funds (the underlying funds), within the same group of affiliated investment companies and exchange traded funds (“ETFs”) instead of in individual securities. The underlying funds are advised by Security Investors, LLC (doing business as SGI). SGI is an indirect, wholly-owned subsidiary of Security Benefit Corporation.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. The underlying funds are valued at their NAV as of the close of business, usually 4:00 p.m. on the valuation date. Short-term securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
B. The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
C. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
D. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
E. The Funds invested in interest rate, currency and equity index futures contracts for liquidity and index exposure. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a futures contract, a Fund deposits and maintains as collateral

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. F. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
G. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. Financial Instruments
As part of their investment strategies, the underlying funds may utilize short sales and a variety of derivative instruments including options, futures, options on futures, structured notes, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts reflected in the underlying funds’ NAVs.
The Funds are subject to fund of funds risk. By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.
In conjunction with the use of futures contracts, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, futures contracts, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counter-party credit risk.
3. Fees and Other Transactions with Affiliates
SGI manages the investment and reinvestment of the assets of each of the Funds in accordance with the investment objectives, policies, and limitations of each Fund, however, the Funds do not pay SGI a management fee. As part of its agreement with the Trust, SGI will pay all expenses of the Funds, including the cost of transfer agency, fund administration, audit and other services, excluding interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.
Each Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other expenses) of the underlying funds in which the Fund invests.
RFS provides transfer agent, accounting and administrative services to the Funds. However, the related fees are paid by SGI, as noted above.
The Funds have not adopted a Distribution Plan or a Shareholder Services Plan with respect to A-Class shares and H-Class shares. Instead, the Funds invest in underlying funds that have a distribution plan that allows the underlying funds to pay distribution fees to RDL and other firms that provide distribution services (“Service Providers”). The underlying funds will pay distribution fees to RDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act, as amended. If a Service Provider provides distribution or shareholder services, RDL will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets.
The Funds have adopted a Distribution and Shareholder Services Plan applicable to their C-Class shares that allows the Funds to pay annual distribution and service fees of 0.75% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual 0.50% distribution

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
fee reimburses RDL for paying the shareholder’s financial advisor an ongoing sales commission. RDL advances the first year’s service and distribution fees to the financial advisor. RDL retains the service and distribution fees on accounts with no authorized dealer of record.
For the period ended September 30, 2011, RDL retained sales charges of $216,199 relating to sales of A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of SGI, RFS and RDL.
4. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2011:

	Level 1	Level 1	Level 2	Level 3
	Investments	Other Financial	Investments	Investments
Fund	In Securities	Instruments*	In Securities	In Securities	Total

Assets
All-Asset Conservative Strategy Fund	$9,925,123	$24,779	$2,718,917	$—	$12,668,819
All-Asset Moderate Strategy Fund	19,178,628	60,757	4,141,047	—	23,380,432
All-Asset Aggressive Strategy Fund	8,870,097	36,684	1,897,045	—	10,803,826

Liabilities
All-Asset Conservative Strategy Fund	$—	$68,246	$—	$—	$68,246
All-Asset Moderate Strategy Fund	—	164,837	—	—	164,837
All-Asset Aggressive Strategy Fund	—	90,341	—	—	90,341

*	Other financial instruments may include futures contracts, which are reported as unrealized gain/loss at period end.
For the period ended September 30, 2011, there were no transfers between levels.
5. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
At September 30, 2011, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and Terms of
Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value

Credit Suisse Group			U.S. Treasury Note
0.00%			3.50% - 3.63%
due 10/03/11	$24,098,997	$24,098,997	08/15/19 - 05/15/20	$20,962,900	$24,580,994

	$24,098,997	$24,098,997		$20,962,900	$24,580,994

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
6. Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivatives instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.
During the period ended September 30, 2011, the Funds sought to gain exposure to their respective benchmarks by investing in currency, equity and interest rate futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

	Approximate percentage of Fund’s
	net assets on a daily basis
Fund	Long	Short

All-Asset Conservative Strategy Fund	25%	5%
All-Asset Moderate Strategy Fund	30%	5%
All-Asset Aggressive Strategy Fund	30%	5%
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2011:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate/Currency contracts	Variation margin	Variation margin
The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2011:

	Asset Derivative Investments Value
	Futures	Futures	Futures
	Equity	Interest Rate	Currency	Total Value at
Fund	Contracts*	Contracts*	Contracts*	September 30, 2011
| | | |
All-Asset Conservative Strategy Fund	$9,311	$1,101	$14,367	$24,779
All-Asset Moderate Strategy Fund	30,652	1,369	28,736	60,757
All-Asset Aggressive Strategy Fund	22,048	269	14,367	36,684

	Liability Derivative Investments Value
	Futures	Futures	Futures
	Equity	Interest Rate	Currency	Total Value at
Fund	Contracts*	Contracts*	Contracts*	September 30, 2011

All-Asset Conservative Strategy Fund	$68,246	$—	$—	$68,246
All-Asset Moderate Strategy Fund	164,837	—	—	164,837
All-Asset Aggressive Strategy Fund	90,341	—	—	90,341

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments.
Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2011:

Derivative Investment Types	Location of Gain (Loss) on Derivatives

Equity/Interest Rate/Currency contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2011:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
	Futures	Futures	Futures
	Equity	Interest Rate	Currency
Fund	Contracts	Contracts	Contracts	Total

All-Asset Conservative Strategy Fund	$(172,991)	$87,920	$1,345	$(83,726)
All-Asset Moderate Strategy Fund	(520,358)	105,413	2,690	(412,255)
All-Asset Aggressive Strategy Fund	(370,207)	26,672	1,345	(342,190)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
	Futures	Futures	Futures
	Equity	Interest Rate	Currency
Fund	Contracts	Contracts	Contracts	Total

All-Asset Conservative Strategy Fund	$(71,743)	$4,468	$14,367	$(52,908)
All-Asset Moderate Strategy Fund	(188,836)	4,601	28,736	(155,499)
All-Asset Aggressive Strategy Fund	(109,135)	1,712	14,367	(93,056)
7. Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2007 — 2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period and capital loss carryforward expired or permanently lost due to limitations in the Internal Revenue Code. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds will be seen on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
At September 30, 2011, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain

All-Asset Conservative Strategy Fund	$9,550,262	$652,568	$(277,706)	$374,862
All-Asset Moderate Strategy Fund	18,267,359	1,332,466	(421,197)	911,269
All-Asset Aggressive Strategy Fund	8,541,189	542,592	(213,683)	328,909

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)
8. Securities Transactions
For the period ended September 30, 2011, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments and government securities, were:

	Purchases	Sales

All-Asset Conservative Strategy Fund	$9,833,648	$9,897,160
All-Asset Moderate Strategy Fund	9,622,434	12,681,166
All-Asset Aggressive Strategy Fund	5,368,710	8,850,147
9. Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2012. As of and for the period ended September 30, 2011, the Funds did not have any borrowings under this agreement.

32 | the RYDEX|SGI series trust semi-annual report

OTHER INFORMATION (Unaudited)
Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.
Office Locations
The offices of Security Global Investors, LLC can be found in the following locations:
40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)
Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850
9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210
Guggenheim Transaction
On September 20, 2011, Guggenheim Capital, LLC agreed to purchase the indirect holding company of Security Investors, LLC, the Funds’ investment adviser (the “Investment Adviser”) (the “Transaction”). Guggenheim Capital, LLC’s subsidiary, Guggenheim Partners, LLC (“Guggenheim”), is a global, independent, privately-held, diversified financial services firm with more than 1,500 dedicated professionals.
The Transaction should not result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The parties expect the Transaction to be completed in late 2011 or early 2012. However, it is subject to various conditions, and could be delayed or even terminated due to unforeseen circumstances.
In anticipation of the Transaction, the Boards of Trustees of the Funds (the “Boards”) have called special meetings of shareholders (the “Meetings”), at which shareholders of record of each of the Funds as of October 3, 2011 (October 13, 2011 with respect to the Funds that are series of Rydex ETF Trust) will be asked to consider the approval of new investment advisory agreements between the Funds and the Investment Adviser (the “New Advisory Agreements”). This is necessary because, under the Investment Company Act of 1940 (the “1940 Act”), the Transaction could result in the termination of the Funds’ current investment advisory agreements with the Investment Adviser (the “Current Agreements”). The terms of the New Agreements are substantially identical to the corresponding Current Agreements, except with respect to the date of execution.
At the Meetings, shareholders will be asked to approve New Advisory Agreements with respect to each Fund.

the RYDEX|SGI series trust semi-annual report | 33

OTHER INFORMATION (Unaudited) (continued)
Election of Board Members
The Boards have also approved a proposal to elect nine individuals to the Boards. The Boards propose the election of the following nominees: Donald C. Cacciapaglia, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Richard M. Goldman, Werner E. Keller, Thomas F. Lydon, Patrick T. McCarville and Roger Somers. Each of the nominees, other than Mr. Cacciapaglia, currently serves as a Trustee. In connection with the Transaction, the Boards believe that expanding the Boards to include Mr. Cacciapaglia, who is a member of senior management of Guggenheim’s investment management business, and who would serve on other boards in the Rydex|SGI family of funds, would be appropriate. Information regarding the proposals will be contained in the proxy materials to be filed with the SEC. The proxy statement will be mailed to shareholders of record, and you will also be able to access the proxy statement from the EDGAR Database on the SEC’s website at http://www.sec.gov once filed.
Board Considerations in Approving the Investment Advisory
At an in-person meeting of the Trust’s Board of Trustees held August 16-17, 2011, called for the purpose of, among other things, voting on the approval of investment advisory agreements applicable to the series of the Trust (collectively, the “Funds”), the Trust’s Board of Trustees, including the independent Trustees, unanimously approved the investment advisory agreement between the Trust and Security Investors, LLC (referred to herein as the “Adviser”).
At the meeting of August 16-17, 2011, the Trust’s Board of Trustees also considered a new investment advisory agreement that was required as a result of a proposed change in the corporate ownership structure of the Adviser (the “Transaction”). The Investment Company Act of 1940 (the “1940 Act”), the law that regulates mutual funds, including the Funds, requires that a fund’s investment advisory agreement terminate whenever there is deemed to be a “change in control” of the investment adviser. The change in the corporate ownership structure of the Adviser could potentially be deemed to constitute a “change in control” (as this term is used for regulatory purposes) of the Adviser. Before an investment advisory agreement terminates, a new investment advisory agreement must be in effect in order for the investment adviser to continue to manage the fund’s investments. For that reason, the Board of Trustees was asked to approve new investment advisory agreements for the Funds.
At the meeting of August 16-17, 2011, the Board considered the new investment advisory agreements, pursuant to which, subject to their approval by each Fund’s shareholders, the Adviser would continue to serve each Fund as investment adviser after the completion of the Transaction. At a special meeting of the Board held on September 14, 2011, the Board considered further information about the Transaction and voted in favor of the new investment advisory agreements.
In reaching the conclusion to approve the investment advisory agreements, the Trustees requested and obtained from the Adviser such information as the Trustees deemed reasonably necessary to evaluate the proposed agreements. The Trustees carefully evaluated this information and were advised by legal counsel with respect to their deliberations.
Prior to the Board meetings in August and September 2011, representatives of Guggenheim Capital informed the Board of the Transaction. With respect to the Transaction, the Board reviewed materials received from Guggenheim Capital, including information relating to the terms of the Transaction. The Board also reviewed information regarding Guggenheim Capital, including, but not limited to: (a) certain representations concerning Guggenheim Capital’s financial condition, (b) information regarding the new proposed ownership structure and its possible effect on shareholders, (c) information regarding the consideration to be paid by Guggenheim Capital, and (d) potential conflicts of interest.
In considering the new investment advisory agreements, the Board determined that the agreements would enable shareholders of the Funds to continue to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of their shareholders. The Board, including the independent Trustees, unanimously approved the new agreements. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, that the Board had received relating to the current investment advisory agreements at the Board meeting of August 16-17, 2011. The Trustees noted that, at the meeting, they had obtained and reviewed a wide variety of information, including certain comparative information regarding performance of the Funds relative to performance of other comparable mutual funds. They also considered the evolution of the Rydex|SGI family of funds and the Adviser since the change in control of the Investment Adviser in 2010 and Guggenheim Capital’s commitment to the success of the Adviser and the Funds.

34 | the RYDEX|SGI series trust semi-annual report

OTHER INFORMATION (Unaudited) (continued)
In addition, as a part of their required consideration of the renewal of the current investment advisory agreements at the meeting of August 16-17, 2011, the Trustees, including the independent Trustees, had evaluated a number of considerations, including among others: (a) the quality of the Adviser’s investment advisory and other services; (b) the Adviser’s investment management personnel; (c) the Adviser’s operations and financial condition; (d) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the fees that the Adviser charges compared with the fees charged to comparable mutual funds or accounts; (f) each Fund’s overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser’s profitability from its Fund-related operations; (h) the Adviser’s compliance systems; (i) the Adviser’s policies on and compliance procedures for personal securities transactions; (j) the Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar mutual funds. Based on the Board’s deliberations at the meetings of August 16-17, 2011 and September 14, 2011, and its evaluation of the information regarding the Transaction and the fact that the Transaction is not expected to change the level and quality of services rendered by the Adviser to any of the Funds, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the current and new investment advisory agreements are fair and reasonable; (b) concluded that the Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve the current investment advisory agreements and, subject to shareholder approval, the new investment advisory agreements, based upon the following considerations, among others:
•	Nature, Extent and Quality of Services Provided by the Adviser. At the meeting of August 16-17, 2011, the Board reviewed the scope of services to be provided by the Adviser under the current investment advisory agreement and, at the meetings of August 16-17, 2011 and September 14, 2011, noted that there would be no significant differences between the scope of services required to be provided by the Adviser under the current investment advisory agreements and the scope of services required to be provided by the Adviser under the new investment advisory agreements. The Board noted that the key investment and management personnel of the Adviser servicing the Funds are expected to remain the same following the Transaction. The Trustees also considered Guggenheim Capital’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Adviser. At the meeting of August 16-17, 2011, the Board had reviewed statistical information prepared by the Adviser regarding the expense ratio components and performance of each Fund. Based on the representations made by Guggenheim Capital at the meeting that the Adviser would continue to operate following the closing of the Transaction in much the same manner as it currently operates, the Board concluded that the investment performance of the Adviser was not expected to be affected by the Transaction.

•	Costs of Services Provided to the Funds and Profits Realized by the Adviser and its Affiliates. At the meeting of August 16-17, 2011, the Board had reviewed information about the profitability of the Funds to the Adviser based on the advisory fees payable under the current investment advisory agreement. At that meeting, the Board had also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser. At the Board meeting, the Board considered the fact that the fee rates payable to the Adviser would be the same under each Fund’s new investment advisory agreements as they are under such Fund’s current agreements. With respect to anticipated profitability, the Board noted that it was too early to predict how the Transaction would affect the Adviser’s profitability with respect to the Funds, but noted that this matter would be given further consideration on an ongoing basis.

•	Economies of Scale. In connection with its review of the Funds’ profitability analysis at the meeting of August 16-17, 2011, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Trustees noted that the fees would not change under the new investment advisory agreements, and that no additional economies of scale would be directly realized as a result of the Transaction. They also noted that they will have the opportunity to again review the appropriateness of the fees payable to the Adviser under the new agreements when the renewal of the new agreements comes before the Board.

the RYDEX|SGI series trust semi-annual report | 35

OTHER INFORMATION (Unaudited) (concluded)
•	Other Benefits to the Adviser and/or its Affiliates. In addition to evaluating the services provided by the Advisers, the Board had considered the nature, extent, quality and cost of the distribution services performed by the Funds’ Distributor under a separate agreement at the meeting of August 16-17, 2011. The Board reviewed information regarding potential economies of scale arising from the integration of the asset management businesses of Guggenheim Capital. The Board also considered the terms of the Transaction and the changes to the corporate ownership structure of the Adviser, noting that the Adviser would no longer be a subsidiary of Security Benefit Corporation. In this regard, the Board noted that, under the corporate structure after the Transaction, the Adviser would be more closely controlled by Guggenheim Capital, which could benefit Guggenheim Capital. The Board also noted that the costs associated with the Transaction would be borne by Guggenheim Capital (or its affiliates) and not the Funds.
On the basis of the information provided to it and its evaluation of that information, the Board, including the independent Trustees, concluded that the terms of the investment advisory agreements for the Funds were reasonable, and that approval of the current and new investment advisory agreements were in the best interests of the Funds.

36 | the RYDEX|SGI series trust semi-annual report

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
A Board of Trustees oversees the Trust, as well as other trusts of SGI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Security Global Investors, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
INDEPENDENT TRUSTEES

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Corey A. Colehour	Rydex Series Funds — 1993	150
Trustee (1945)	Rydex Variable Trust — 1998
Rydex Dynamic Funds — 1999
Rydex ETF Trust — 2003
Principal Occupations During Past Five Years: Retired; Member of the Audit and Governance and Nominating Committees (1995 to present)

J. Kenneth Dalton	Rydex Series Funds — 1995	150
Trustee (1941)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003
Principal Occupations During Past Five Years: Retired; Member of the Governance and Nominating Committees (1995 to present); Chairman of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

John O. Demaret	Rydex Series Funds — 1997	150
Trustee, Chairman of the	Rydex Variable Trust — 1998
Board (1940)	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired; Member of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

Werner E. Keller	Rydex Series Funds — 2005	150
Trustee, Vice Chairman	Rydex Variable Trust — 2005
of the Board (1940)	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: Founder and President of Keller Partners, LLC (registered investment adviser) (2005 to present); Member of the Audit, Governance and Nominating Committees (2005 to present); Chairman and Member of the Risk Oversight Committee (2010 to present)

Thomas F. Lydon, Jr.	Rydex Series Funds — 2005	150
Trustee (1960)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: President, Global Trends Investments (1996 to present); Member of the Audit, Governance and Nominating Committees (2005 to present)

Patrick T. McCarville	Rydex Series Funds — 1997	150
Trustee (1942)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: CEO, Par Industries, Inc., d/b/a Par Leasing (1977 to 2010); Chairman of the Governance and Nominating Committees (1997 to present); Member of the Audit Committee (1997 to present)

Roger Somers	Rydex Series Funds — 1993	150
Trustee (1944)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Founder and CEO of Arrow Limousine (1965 to present); Member of the Audit, Governance and Nominating Committees (1995 to present)

the RYDEX|SGI series trust semi-annual report | 37

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)
EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Richard M. Goldman* President (1961)	Current: Senior Vice President, Security Benefit Corporation; CEO, Security Benefit Asset Management Holdings, LLC; CEO, President and Manager Representative, Security Investors, LLC; CEO and Manager, Rydex Holdings, LLC; CEO, President and Manager, Rydex Distributors, LLC; Manager, Rydex Fund Services, LLC; President and Trustee, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds and Rydex Variable Trust

Previous: Director, First Security Benefit Life Insurance Company (2007—2010); President and Director, Security Global Investors (2010—2011); CEO and Director, Rydex Advisors, LLC and Rydex Advisor II, LLC (2010); Director, Security Distributors, Inc. (2007-2009); Managing Member, R M Goldman Partners, LLC (2006-2007)

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President and Chief Investment Officer, Rydex Holdings, LLC; Director and Chairman of the Board, Advisor Research Center, Inc.; Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009-2010),Secretary (2002- 2010), Executive Vice President (2002- 2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010); Secretary (2002-2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Capital Partners, LLC, (President and Secretary 2003-2007); Rydex Capital Partners II, LLC, (2003-2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary 2005-2008), Executive Vice President (2005-2006); Advisor Research Center, Inc., Secretary (2006-2009), Executive Vice President (2006); Rydex Specialized Products, LLC, Secretary (2005-2008)

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer and Manager, Rydex Specialized Products, LLC; Chief Executive Officer and President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) and Senior Vice President (2003-2006); Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009)

38 | the RYDEX|SGI series trust semi-annual report

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)
EXECUTIVE OFFICERS — continued

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Current: Chief Compliance Officer and Secretary, SBL Fund; Security Equity Chief Compliance Officer and Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; Senior Vice President and Chief Compliance Officer, Security Investors, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Chief Compliance Officer and Senior Vice President (2010-2011); Rydex Capital Partners I, LLC and Rydex Capital Partners II, LLC, Chief Compliance Officer (2006-2007); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Vice President (2001-2006)

Keith A. Fletcher* Vice President (1958)	Current: Senior Vice President, Security Investors, LLC; Vice President, Rydex Holdings, LLC; Vice President, Rydex Specialized Products, LLC; Vice President, Rydex Distributors, LLC; Vice President, Rydex Fund Services, LLC; Vice President and Director, Advisor Research Center, Inc.; Vice President, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund

Previous: Security Global Investors, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2009-2011); Lyster Watson and Company, Managing Director (2007-2008); Fletcher Financial Group, Inc., Chief Executive Officer (2004-2007)

Amy J. Lee* Vice President and Assistant Secretary (1960)	Current: Senior Vice President and Secretary, Security Investors, LLC; Secretary and Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President and Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President and Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President and Secretary (2007- 2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President and Secretary (2010-2011); Brecek and Young Advisors, Inc., Director (2004-2008)

the RYDEX|SGI series trust semi-annual report | 39

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
EXECUTIVE OFFICERS — concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, and Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; Chief Financial Officer and Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004-2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Security Global Investors.

40 | the RYDEX|SGI series trust semi-annual report

RYDEX | SGI PRIVACY POLICIES
Rydex Funds, Rydex|SGI Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Global Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Rydex|SGI”)
Our Commitment to You
When you become a Rydex|SGI investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Rydex|SGI client.
The Information We Collect About You
In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex|SGI account application or when you request a transaction that involves Rydex and Rydex|SGI funds or one of the Rydex|SGI affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).
How We Handle Your Personal Information
As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex|SGI. For example, if you ask to transfer assets from another financial institution to Rydex|SGI, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex|SGI investment products and services, we may share your information within the Rydex|SGI family of affiliated companies. This would include, for example, sharing your information within Rydex|SGI so we can make you aware of new Rydex and Rydex|SGI funds or the services offered through another Rydex|SGI affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.
Opt Out Provisions
We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.
How We Protect Privacy Online
Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex|SGI web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex|SGI web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.
How We Safeguard Your Personal Information
We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
We’ll Keep You Informed
As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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805 King Farm Boulevard, Suite 600
Rockville, MD 20850
www.rydex-sgi.com
800.820.0888
RSEP-SEMI-0911x0312

Item 2. Code of Ethics.
Not applicable at this time.
Item 3. Audit Committee Financial Expert.
Not applicable at this time.
Item 4. Principal Accountant Fees and Services.
Not applicable at this time.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable

Item 11. Controls and Procedures.
(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Rydex Series Funds

By (Signature and Title)*	/s/ Richard M. Goldman Richard M. Goldman, President
Date December 8, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman
Richard M. Goldman, President
Date December 8, 2011

By (Signature and Title)*	/s/ Nikolaos Bonos Nikolaos Bonos, Vice President and Treasurer
Date December 8, 2011

*	Print the name and title of each signing officer under his or her signature.